UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number              811-08090

                                     Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                                 Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                         Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:          (260) 455-3404

Date of fiscal year end:    December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–19.83%
²American Funds®–Capital Income Builder	2,854,280	$169,658,404

		169,658,404

Equity Funds–24.82%
²American Funds®–AMCAP Fund	1,473,481	42,480,467
American Mutual Fund	1,153,031	42,650,611
American Funds Insurance Series®–Blue Chip Income & Growth Fund	2,876,496	42,428,314
Growth Fund	510,163	42,608,798
Growth-Income Fund	785,495	42,157,515

		212,325,705

Fixed Income Funds–33.37%
²American Funds®–Intermediate Bond Fund of America	3,174,592	43,269,686
American Funds Insurance Series®– Bond Fund	15,399,516	173,552,546
High-Income Bond Fund	3,961,022	42,779,043
Mortgage Bond Fund	2,390,876	25,917,100

		285,518,375

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–19.00%
American Funds Insurance Series®–Global Growth Fund	1,172,539	$34,214,681
Global Small Capitalization Fund	2,201,566	60,124,763
International Fund	3,179,893	68,208,706

		162,548,150

International Fixed Income Fund–3.02%
American Funds Insurance Series®–Global Bond Fund	2,201,442	25,822,910

		25,822,910

Total Investment Companies (Cost $750,331,617)		855,873,544

TOTAL VALUE OF SECURITIES–100.04% (Cost $750,331,617)	855,873,544
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(311,624)

NET ASSETS APPLICABLE TO 65,727,800 SHARES OUTSTANDING–100.00%	$855,561,920

²	Class R-6 shares.

Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$855,873,544

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Balanced Allocation Fund–1

LVIP American Income Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.10%
Asset Allocation Fund–19.76%
²American Funds®–Capital Income Builder	668,847	$39,756,237

		39,756,237

Equity Funds–18.83%
²American Funds®–AMCAP Fund	345,871	9,971,455
American Mutual Fund	216,521	8,009,119
American Funds Insurance Series®–Blue Chip Income & Growth Fund	540,121	7,966,785
Growth Fund	47,901	4,000,706
Growth-Income Fund	147,949	7,940,432

		37,888,497

Fixed Income Funds–52.48%
²American Funds®–Intermediate Bond Fund of America	1,192,367	16,251,962
American Funds Insurance Series®–Bond Fund	5,418,572	61,067,305
High-Income Bond Fund	1,116,192	12,054,873
Mortgage Bond Fund	747,606	8,104,054
U.S. Government/AAA-Rated
Securities Fund	644,368	8,119,038

		105,597,232

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–6.02%
American Funds Insurance Series®–Global Growth Fund	138,402	$4,038,563
Global Small Capitalization Fund	295,258	8,063,503

		12,102,066

International Fixed Income Fund–3.01%
American Funds Insurance Series®–Global Bond Fund	516,729	6,061,225

		6,061,225

Total Investment Companies (Cost $184,624,684)		201,405,257

TOTAL VALUE OF SECURITIES–100.10% (Cost $184,624,684)	201,405,257
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(197,143)

NET ASSETS APPLICABLE TO 16,789,826 SHARES OUTSTANDING–100.00%	$201,208,114

²	Class R-6 shares.

Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$201,405,257

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Income Allocation Fund–1

LVIP American Growth Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.01%
Asset Allocation Fund–16.88%
²American Funds®–Capital Income Builder	2,496,629	$148,399,651

		148,399,651

Equity Funds–28.83%
²American Funds®–AMCAP Fund	1,516,354	43,716,472
American Mutual Fund	1,661,174	61,446,821
American Funds Insurance Series®–Blue Chip Income & Growth Fund	3,552,218	52,395,212
Growth Fund	629,994	52,617,061
Growth-Income Fund	808,361	43,384,754

		253,560,320

Fixed Income Funds–23.26%
²American Funds®–Intermediate Bond Fund of America	2,613,255	35,618,662
American Funds Insurance Series®–Bond Fund	9,497,150	107,032,883
High-Income Bond Fund	3,258,870	35,195,795
Mortgage Bond Fund	2,464,739	26,717,768

		204,565,108

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–28.02%
American Funds Insurance Series®–Global Growth & Income Fund	1,324,407	$17,468,930
Global Growth Fund	1,509,986	44,061,378
Global Small Capitalization Fund	2,265,489	61,870,518
International Fund	4,908,343	105,283,951
New World Fund	829,860	17,692,615

		246,377,392

International Fixed Income Fund–3.02%
American Funds Insurance Series®–Global Bond Fund	2,265,259	26,571,485

		26,571,485

Total Investment Companies
(Cost $757,734,102)		879,473,956

TOTAL VALUE OF SECURITIES–100.01% (Cost $757,734,102)	879,473,956
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(44,351)

NET ASSETS APPLICABLE TO 64,687,010 SHARES OUTSTANDING–100.00%	$879,429,605

²	Class R-6 shares.

Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$879,473,956

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Growth Allocation Fund–1

LVIP American Century VP Mid Cap Value RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.25%
Equity Fund–92.12%
*American Century VP Mid Cap Value	5,742,479	$109,853,619

		109,853,619

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,501,493	$8,501,493

		8,501,493

Total Investment Companies
(Cost $117,946,174)		118,355,112

TOTAL VALUE OF SECURITIES–99.25% (Cost $117,946,174)	118,355,112
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.75%	888,794

NET ASSETS APPLICABLE TO 10,446,840 SHARES OUTSTANDING–100.00%	$119,243,906

*  Class I shares.

« Includes $164,608 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
67	E-mini S&P 500 Index	$6,813,692	$6,903,680	6/22/15	$89,988

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$118,355,112

Futures Contracts	$89,988

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP American Century VP Mid Cap Value Managed Volatility Fund.

LVIP American Century VP Mid Cap Value RPM Fund–1

LVIP American Global Growth Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–Global Growth Fund Class 1	3,553,329	$103,686,128

Total Investment Company (Cost $83,324,639)		103,686,128

TOTAL VALUE OF SECURITIES–100.06% (Cost $83,324,639)		103,686,128
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(61,506)

NET ASSETS APPLICABLE TO 5,548,014 SHARES OUTSTANDING–100.00%		$103,624,622

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Company	$103,686,128

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Global Growth Fund–1

LVIP American Global Small Capitalization Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–Global Small Capitalization Fund Class 1	2,588,696	$70,697,253

Total Investment Company (Cost $50,619,414)		70,697,253

TOTAL VALUE OF SECURITIES–100.07% (Cost $50,619,414)		70,697,253
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(49,065)

NET ASSETS APPLICABLE TO 4,345,525 SHARES OUTSTANDING–100.00%		$70,648,188

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Company	$70,697,253

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Global Small Capitalization Fund–1

LVIP American Growth Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–Growth Fund Class 1	3,903,664	$326,034,012

Total Investment Company (Cost $224,266,297)		326,034,012

TOTAL VALUE OF SECURITIES–100.06% (Cost $224,266,297)		326,034,012
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(184,198)

NET ASSETS APPLICABLE TO 16,144,666 SHARES OUTSTANDING–100.00%		$325,849,814

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Company	$326,034,012

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Growth Fund–1

LVIP American Growth-Income Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–Growth-Income Fund Class 1	5,013,646	$269,082,348

Total Investment Company (Cost $184,172,223)		269,082,348

TOTAL VALUE OF SECURITIES–100.05% (Cost $184,172,223)		269,082,348
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(140,181)

NET ASSETS APPLICABLE TO 13,291,115 SHARES OUTSTANDING–100.00%		$268,942,167

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Company	$269,082,348

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Growth-Income Fund–1

LVIP American International Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–International Fund Class 1	6,997,840	$150,103,633

Total Investment Company (Cost $118,465,791)		150,103,633

TOTAL VALUE OF SECURITIES–100.06% (Cost $118,465,791)		150,103,633
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(85,991)

NET ASSETS APPLICABLE TO 10,192,288 SHARES OUTSTANDING–100.00%		$150,017,642

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Company	$150,103,633

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American International Fund–1

LVIP American Preservation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	676,439	$6,764,392

Total Affiliated Investment Company (Cost $6,764,392)		6,764,392

UNAFFILIATED INVESTMENT COMPANIES–98.01%
Fixed Income Funds–94.97%
²American Funds®–Bond Fund of America	789,022	10,225,723
Intermediate Bond Fund of America	6,743,886	91,919,170
Short-Term Bond Fund of America	11,514,630	115,376,597
American Funds Insurance Series®–Bond Fund	2,727,025	30,733,572
High-Income Bond Fund	1,557,383	16,819,736
Mortgage Bond Fund	1,569,996	17,018,755
U.S. Government/AAA-Rated Securities Fund	3,248,909	40,936,254

		323,029,807

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.99%
American Funds Insurance Series®–Global Bond Fund	865,800	$10,155,836

		10,155,836

Money Market Fund–0.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	174,037	174,037

		174,037

Total Unaffiliated Investment Companies (Cost $330,675,280)		333,359,680

TOTAL VALUE OF SECURITIES–100.00% (Cost $337,439,672)	340,124,072
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	1,759

NET ASSETS APPLICABLE TO 34,061,959 SHARES OUTSTANDING–100.00%	$340,125,831

² Class R-6 shares.

* Standard Class shares.

Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$340,124,072

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP American Preservation Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–77.64%
U.S. MARKETS–44.49%
Aerospace & Defense–2.35%
Boeing	100	$15,008
General Dynamics	376	51,034
Honeywell International	100	10,431
L-3 Communications Holdings	308	38,743
Lockheed Martin	243	49,319
Northrop Grumman	400	64,384
Raytheon	400	43,700
United Technologies	100	11,720

		284,339

Air Freight & Logistics–0.27%
FedEx	194	32,097

		32,097

Airlines–1.51%
American Airlines Group	966	50,985
Delta Air Lines	1,039	46,713
Southwest Airlines	982	43,503
†United Continental Holdings	620	41,695

		182,896

Banks–1.81%
Bank of America	2,176	33,489
CIT Group	100	4,512
Citigroup	200	10,304
JPMorgan Chase	735	44,526
KeyCorp	500	7,080
PNC Financial Services Group	400	37,296
Wells Fargo	1,500	81,600

		218,807

Beverages–1.14%
Coca-Cola	1,000	40,550
Dr Pepper Snapple Group	300	23,544
†Monster Beverage	253	35,014
PepsiCo	400	38,248

		137,356

Biotechnology–3.18%
Amgen	295	47,156
†Biogen	300	126,672
†Celgene	415	47,841
†Gilead Sciences	1,137	111,574
†Medivation	300	38,721
†Vertex Pharmaceuticals	100	11,797

		383,761

Capital Markets–0.21%
Ameriprise Financial	100	13,084
Bank of New York Mellon	309	12,434

		25,518

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Chemicals–1.79%
CF Industries Holdings	200	$56,736
Dow Chemical	600	28,788
LyondellBasell Industries Class A	723	63,479
PPG Industries	300	67,662

		216,665

Communications Equipment–0.43%
Cisco Systems	600	16,515
Harris	100	7,876
QUALCOMM	400	27,736

		52,127

Consumer Finance–0.59%
American Express	400	31,248
Capital One Financial	397	31,292
Navient	400	8,132

		70,672

Containers & Packaging–0.09%
Avery Dennison	200	10,582

		10,582

Diversified Financial Services–0.36%
†Berkshire Hathaway Class B	300	43,296

		43,296

Diversified Telecommunication Services–0.61%
AT&T	922	30,103
Verizon Communications	900	43,767

		73,870

Electric Utilities–1.26%
American Electric Power	1,053	59,231
Duke Energy	200	15,356
Edison International	500	31,235
Entergy	429	33,243
Pinnacle West Capital	200	12,750

		151,815

Electrical Equipment–0.09%
Emerson Electric	200	11,324

		11,324

Electronic Equipment, Instruments & Components–1.19%
†Arrow Electronics	400	24,460
Corning	1,400	31,752
†Flextronics International	6,893	87,369

		143,581

Food & Staples Retailing–0.61%
CVS Health	600	61,926
Walgreens Boots Alliance	141	11,940

		73,866

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products–0.95%
Archer-Daniels-Midland	1,300	$61,620
Bunge	292	24,049
Hormel Foods	200	11,370
Mondelez International	500	18,045

		115,084

Health Care Equipment & Supplies–0.98%
Abbott Laboratories	200	9,266
Becton, Dickinson	8	1,116
†Edwards Lifesciences	600	85,476
Medtronic	295	23,007

		118,865

Health Care Providers & Services–3.01%
Aetna	700	74,571
Anthem	400	61,764
Cardinal Health	500	45,135
Cigna	100	12,944
Humana	500	89,010
McKesson	200	45,240
UnitedHealth Group	300	35,487

		364,151

Hotels, Restaurants & Leisure–0.08%
Carnival	200	9,568

		9,568

Household Durables–0.05%
Horton (D.R.)	200	5,696

		5,696

Household Products–0.49%
Kimberly-Clark	300	32,133
Procter & Gamble	336	27,532

		59,665

Independent Power & Renewable Electricity Producers–0.02%
AES	200	2,570

		2,570

Industrial Conglomerates–0.41%
3M	200	32,990
Danaher	200	16,980

		49,970

Insurance–0.85%
Allstate	300	21,351
American International Group	109	5,972
Assurant	300	18,423
Travelers	200	21,626
Unum Group	1,041	35,113

		102,485

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Internet Software & Services–0.86%
†Facebook Class A	220	$18,087
†Google Class C	100	54,800
†Rackspace Hosting	597	30,799

		103,686

IT Services–0.50%
Computer Sciences	265	17,299
Fidelity National Information Services	100	6,806
†Fiserv	300	23,820
MasterCard Class A	142	12,267

		60,192

Machinery–0.07%
SPX	100	8,490

		8,490

Media–0.62%
Comcast Class A	100	5,647
†DIRECTV	100	8,510
Time Warner	500	42,220
Time Warner Cable	100	14,988
Viacom Class B	47	3,210

		74,575

Multiline Retail–0.32%
Dollar General	296	22,312
†Dollar Tree	200	16,229

		38,541

Multi-Utilities–0.82%
Alliant Energy	200	12,600
Ameren	100	4,220
DTE Energy	500	40,345
Public Service Enterprise Group	1,007	42,213

		99,378

Oil, Gas & Consumable Fuels–2.52%
Anadarko Petroleum	300	24,843
Chevron	100	10,498
Denbury Resources	1,100	8,019
EOG Resources	190	17,421
Exxon Mobil	600	51,000
Marathon Oil	400	10,444
Marathon Petroleum	486	49,762
Phillips 66	553	43,466
Valero Energy	1,300	82,706
†Whiting Petroleum	200	6,180

		304,339

Pharmaceuticals–3.80%
AbbVie	1,561	91,381
†Actavis	37	10,961
Bristol-Myers Squibb	175	11,287

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	1,000	$100,600
Merck	1,968	113,121
Pfizer	3,200	111,328
†Valeant Pharmaceuticals International	100	19,754

		458,432

Professional Services–0.11%
Dun & Bradstreet	100	12,836

		12,836

Real Estate Investment Trusts–0.95%
American Tower	100	9,415
Boston Properties	100	14,048
Crown Castle International	100	8,254
Equity Residential	100	7,786
General Growth Properties	200	5,910
HCP	100	4,321
Health Care REIT	100	7,736
Host Hotels & Resorts	200	4,036
Prologis	200	8,712
Simon Property Group	100	19,564
Ventas	100	7,302
Vornado Realty Trust	100	11,200
Weyerhaeuser	200	6,630

		114,914

Road & Rail–0.54%
CSX	496	16,428
Union Pacific	450	48,739

		65,167

Semiconductors & Semiconductor Equipment–1.99%
Broadcom Class A	1,799	77,888
Intel	1,800	56,286
†Micron Technology	828	22,464
NVIDIA	1,000	20,925
†Qorvo	300	23,910
Skyworks Solutions	400	39,316

		240,789

Software–2.03%
†Citrix Systems	500	31,935
†Electronic Arts	1,100	64,697
Microsoft	2,900	117,899
Oracle	700	30,205

		244,736

Specialty Retail–1.84%
Best Buy	1,300	49,127
Home Depot	700	79,527
Lowe’s	800	59,512

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Specialty Retail (continued)
Staples	2,100	$34,199

		222,365

Technology Hardware, Storage & Peripherals–2.73%
Apple	1,900	236,417
EMC	200	5,112
Hewlett-Packard	1,284	40,009
NetApp	600	21,276
Western Digital	300	27,303

		330,117

Tobacco–0.46%
Altria Group	500	25,010
Philip Morris International	400	30,132

		55,142

Total U.S. Markets (Cost $4,783,738)		5,374,325

§DEVELOPED MARKETS–33.15%
Aerospace & Defense–0.12%
Thales	263	14,595

		14,595

Air Freight & Logistics–0.18%
Deutsche Post	682	21,252

		21,252

Airlines–0.29%
†International Consolidated Airlines Group (London Stock Exchange)	1,446	12,958
Japan Airlines	700	21,771

		34,729

Auto Components–0.53%
Cie Generale des Etablissements Michelin	156	15,516
Delphi Automotive	300	23,922
Magna International	400	21,382
NOK	100	3,006

		63,826

Automobiles–1.37%
Daimler	462	44,376
†Fiat Chrysler Automobiles	933	15,149
Fuji Heavy Industries	300	9,957
Mitsubishi Motors	700	6,311
†Peugeot	2,790	46,645
Suzuki Motor	400	12,012
Toyota Motor	300	20,938
Yamaha Motor	400	9,635

		165,023

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks–3.85%
Australia & New Zealand Banking Group	660	$18,360
Banco Santander	7,389	55,401
Bank of Montreal	100	5,992
Bank of Nova Scotia	200	10,033
Bank of Yokohama	2,000	11,711
Barclays	11,733	42,349
Canadian Imperial Bank of Commerce	200	14,498
Fukuoka Financial Group	2,000	10,283
HSBC Holdings	5,210	44,395
†ING Groep CVA	1,038	15,207
†Lloyds Banking Group	9,172	10,631
Mitsubishi UFJ Financial Group	4,000	24,770
National Australia Bank	444	12,997
National Bank of Canada	100	3,651
Natixis	3,213	24,072
Resona Holdings	4,800	23,817
Royal Bank of Canada	200	12,038
†Royal Bank of Scotland Group	2,006	10,133
Skandinaviska Enskilda Banken Class A	1,276	14,893
Societe Generale	248	11,976
Sumitomo Mitsui Financial Group	500	19,149
Toronto-Dominion Bank	300	12,839
UniCredit	7,684	52,117
Westpac Banking	129	3,856

		465,168

Building Products–0.09%
Cie de Saint-Gobain	248	10,891

		10,891

Capital Markets–0.30%
3i Group	276	1,972
Ci Financial	100	2,796
Daiwa Securities Group	1,000	7,871
Macquarie Group	95	5,522
Mediobanca	1,389	13,292
Nomura Holdings	900	5,285

		36,738

Chemicals–0.16%
Asahi Kasei	2,000	19,096

		19,096

Commercial Services & Supplies–0.26%
Secom	100	6,669
Societe BIC	171	24,367

		31,036

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Communications Equipment–0.18%
Ericsson Class B	1,753	$22,009

		22,009

Construction & Engineering–0.44%
Boskalis Westminster	772	38,058
Leighton Holdings	205	3,285
Taisei	2,000	11,287

		52,630

Diversified Financial Services–0.18%
ASX	46	1,447
Deutsche Boerse	52	4,244
Hong Kong Exchanges & Clearing	300	7,354
Investor Class B	123	4,896
ORIX	300	4,215

		22,156

Diversified Telecommunication Services–2.58%
Belgacom	1,036	36,255
BT Group	8,914	57,920
Deutsche Telekom	363	6,641
Nippon Telegraph & Telephone	100	6,172
Orange	4,262	68,459
PCCW	1,000	611
Telefonica	3,224	45,884
Telefonica Deutschland Holding	2,184	12,561
Telstra	14,669	70,413
Vivendi	287	7,127

		312,043

Electric Utilities–1.06%
Enel	6,638	29,992
Fortum	627	13,138
Iberdrola	10,759	69,393
Power Assets Holdings	500	5,104
Red Electrica	68	5,530
†Tokyo Electric Power	1,400	5,298

		128,455

Electrical Equipment–0.46%
†ABB	524	11,116
Mitsubishi Electric	1,000	11,869
OSRAM Licht	648	32,084

		55,069

Electronic Equipment, Instruments & Components–1.01%
FUJIFILM Holdings	1,000	35,571
Hitachi High-Technologies	600	18,256
Hoya	500	20,014
Omron	200	9,008
TDK	100	7,080

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
TE Connectivity	443	$31,728

		121,657

Food & Staples Retailing–0.40%
Alimentation Couche Tard Class B	447	17,811
Delhaize Group	187	16,803
Koninklijke Ahold	508	10,012
Seven & I Holdings	100	4,202

		48,828

Food Products–0.87%
†Aryzta	266	16,307
Associated British Foods	743	31,007
MEIJI Holdings	100	12,179
Nestle	432	32,531
Unilever	316	13,184

		105,208

Gas Utilities–0.27%
Snam	2,913	14,143
Tokyo Gas	3,000	18,857

		33,000

Health Care Providers & Services–0.08%
Suzuken	330	10,057

		10,057

Hotels, Restaurants & Leisure–0.05%
Whitbread	81	6,289

		6,289

Household Durables–1.43%
Electrolux Class B	859	24,540
Husqvarna Class B	5,442	39,420
Panasonic	2,200	28,886
Persimmon	2,664	65,648
Sekisui Chemical	1,000	12,973
Sekisui House	100	1,452

		172,919

Industrial Conglomerates–0.23%
Siemens	258	27,909

		27,909

Insurance–3.56%
Aegon	1,618	12,778
AIA Group	3,000	18,835
Allianz	55	9,551
Aon	100	9,612
AXA	343	8,635
Axis Capital Holdings	200	10,316
CNP Assurances	893	15,654
Delta Lloyd	2,400	45,272

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance (continued)
Direct Line Insurance Group	6,589	$31,092
Everest Re Group	100	17,400
Great-West Lifeco Class A	100	2,891
Hannover Rueckversicherung	335	34,624
Manulife Financial	800	13,585
Muenchener Rueckversicherungs	169	36,322
PartnerRe	400	45,732
Power Corp of Canada	100	2,646
Resolution	542	3,318
SCOR SE	406	13,696
Swiss Life Holding	309	76,337
Swiss Re	231	22,282

		430,578

Internet Software & Services–0.23%
United Internet	613	27,829

		27,829

IT Services–0.24%
Computershare	114	1,102
Fujitsu	4,000	27,274

		28,376

Leisure Products–0.16%
Namco Bandai Holdings	600	11,676
Yamaha	400	6,984

		18,660

Machinery–0.63%
JTEKT	900	14,030
Kawasaki Heavy Industries	2,000	10,088
Sumitomo Heavy Industries	6,000	39,259
Vallourec	218	5,322
Weir Group	270	6,813

		75,512

Media–0.90%
Hakuhodo DY Holdings	1,300	13,818
ITV	9,286	34,766
Lagardere	100	3,006
Reed Elsevier	687	17,122
Sky PLC	1,090	16,036
Wolters Kluwer	732	23,908

		108,656

Metals & Mining–0.40%
BHP Billiton	706	16,409
BHP Billiton	400	8,778
†Kinross Gold	3,500	7,765
†Newcrest Mining	183	1,846
Rio Tinto	313	12,907

		47,705

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Multiline Retail–0.17%
Next	200	$20,799

		20,799

Multi-Utilities–0.51%
E.ON	1,944	28,911
GDF Suez	1,677	33,115

		62,026

Oil, Gas & Consumable Fuels–1.36%
BP	4,564	29,584
Canadian Natural Resources	500	15,324
Crescent Point Energy	100	2,229
Encana	1,000	11,163
Royal Dutch Shell Class A	1,084	32,234
Royal Dutch Shell Class B	473	14,734
Suncor Energy	1,700	49,672
TOTAL	193	9,595

		164,535

Personal Products–0.14%
Kao	200	9,985
L’Oreal	40	7,369

		17,354

Pharmaceuticals–3.16%
Astellas Pharma	800	13,106
AstraZeneca	376	25,800
Bayer	78	11,672
GlaxoSmithKline	1,202	27,669
Mitsubishi Tanabe Pharma	600	10,292
Novartis	654	64,550
Novo Nordisk Class B	362	19,325
Orion Class B	951	26,811
Otsuka Holdings	700	21,895
Roche Holding	257	70,622
Sanofi	701	69,243
Shionogi	400	13,314
Shire	96	7,653

		381,952

Professional Services–0.08%
Adecco	122	10,141

		10,141

Real Estate Investment Trusts–0.38%
Ascendas Real Estate Investment Trust	1,000	1,886
British Land	312	3,845
CapitaCommercial Trust	1,000	1,287
CapitaMall Trust	1,000	1,601
Dexus Property Group	219	1,262
Federation Centres	340	785
Goodman Group	408	1,964
GPT Group	406	1,410

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Real Estate Investment Trusts (continued)
H&R Real Estate Investment Trust	100	$1,842
Japan Retail Fund Investment	1	1,987
Land Securities Group	258	4,790
Link REIT	500	3,085
Mirvac Group	879	1,342
Novion Property Group	508	968
RioCan Real Estate Investment Trust	100	2,287
Stockland	553	1,889
Unibail-Rodamco	32	8,643
United Urban Investment	1	1,559
Westfield	470	3,406

		45,838

Real Estate Management & Development–0.77%
Brookfield Asset Management	100	5,348
CK Hutchison Holdings	1,000	20,431
Daiwa House Industry	200	3,941
Hulic	100	1,123
Hysan Development	1,000	4,383
Lend Lease Group	2,867	36,210
New World Development	1,000	1,159
Scentre Group	1,243	3,531
Sino Land	10,000	16,306
Tokyu Fudosan Holdings	100	682

		93,114

Road & Rail–0.49%
Canadian National Railway	100	6,696
Central Japan Railway	200	36,138
West Japan Railway	300	15,727

		58,561

Semiconductors & Semiconductor Equipment–0.83%
ASM Pacific Technology	100	1,041
Infineon Technologies	653	7,770
Marvell Technology Group	3,430	50,421
Rohm	500	34,161
Tokyo Electron	100	6,935

		100,328

Specialty Retail–0.27%
Kingfisher	4,154	23,436
Shimamura	100	9,261

		32,697

Technology Hardware, Storage & Peripherals–0.75%
Brother Industries	1,700	27,005
Canon	100	3,538
Konica Minolta Holdings	2,600	26,345
Nokia	2,541	19,378
Seiko Epson	800	14,167

		90,433

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Textiles, Apparel & Luxury Goods–0.92%
Li & Fung	20,000	$19,529
Pandora	750	68,283
Yue Yuen Industrial Holdings	6,500	23,000

		110,812

Tobacco–0.15%
Imperial Tobacco Group	423	18,555

		18,555

Trading Companies & Distributors–0.31%
Finning International	400	7,440
ITOCHU	400	4,328
Mitsubishi	200	4,018
Travis Perkins	747	21,567

		37,353

Transportation Infrastructure–0.06%
Aeroports de Paris	61	7,292

		7,292

Wireless Telecommunication Services–0.29%
NTT DOCOMO	200	3,495
Vodafone Group	9,554	31,263

		34,758

Total Developed Markets (Cost $4,038,682)		4,004,447

Total Common Stock (Cost $8,822,420)		9,378,772

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.05%
Porsche Automobil Holding 2.01%	66	$6,464

Total Preferred Stock (Cost $6,172)		6,464

RIGHTS–0.01%
† Telefonica, exercise price EUR 10.84,expiration date 4/12/15	3,224	520

Total Rights (Cost $0)		520

INVESTMENT COMPANIES–10.11%
AQR Managed Futures Strategy Fund	26,630	307,307
AQR Style Premia Alternative Fund	95,095	913,863

Total Investment Companies (Cost $1,234,037)		1,221,170

MONEY MARKET FUND–11.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,397,007	1,397,007

Total Money Market Fund (Cost $1,397,007)		1,397,007

TOTAL VALUE OF SECURITIES–99.37% (Cost $11,459,636)	$12,003,933
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.63%	76,510

NET ASSETS APPLICABLE TO 1,151,435 SHARES OUTSTANDING–100.00%	$12,080,443

†	Non-income producing for the period.

«	Includes $6,325 cash pledged as collateral and $(3,493) foreign currency payable to broker for futures contracts as of March 31, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2)	10 yr Mini JGB	$(245,547)	$(245,292)	6/11/15	$255
1	E-mini MSCI EAFE Index	89,981	91,495	6/22/15	1,514
1	Long Gilt	175,952	179,115	6/29/15	3,163
3	U.S. Treasury 10 yr Notes	382,345	386,719	6/22/15	4,374

		$402,731			$9,306

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

EAFE–Europe Australasia Far East

REIT–Real Estate Investment Trust

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
U.S. Markets
Aerospace & Defense	$284,339	$—	$284,339
Air Freight & Logistics	32,097	—	32,097
Airlines	182,896	—	182,896
Banks	218,807	—	218,807
Beverages	137,356	—	137,356
Biotechnology	383,761	—	383,761
Capital Markets	25,518	—	25,518
Chemicals	216,665	—	216,665
Communications Equipment	52,127	—	52,127
Consumer Finance	70,672	—	70,672
Containers & Packaging	10,582	—	10,582
Diversified Financial Services	43,296	—	43,296
Diversified Telecommunication Services	73,870	—	73,870
Electric Utilities	151,815	—	151,815
Electrical Equipment	11,324	—	11,324
Electronic Equipment, Instruments & Components	143,581	—	143,581
Food & Staples Retailing	73,866	—	73,866
Food Products	115,084	—	115,084
Health Care Equipment & Supplies	118,865	—	118,865
Health Care Providers & Services	364,151	—	364,151
Hotels, Restaurants & Leisure	9,568	—	9,568
Household Durables	5,696	—	5,696
Household Products	59,665	—	59,665
Independent Power & Renewable Electricity Producers	2,570	—	2,570
Industrial Conglomerates	49,970	—	49,970
Insurance	102,485	—	102,485
Internet Software & Services	103,686	—	103,686
IT Services	60,192	—	60,192
Machinery	8,490	—	8,490
Media	74,575	—	74,575
Multiline Retail	38,541	—	38,541
Multi-Utilities	99,378	—	99,378
Oil, Gas & Consumable Fuels	304,339	—	304,339
Pharmaceuticals	458,432	—	458,432
Professional Services	12,836	—	12,836
Real Estate Investment Trusts	114,914	—	114,914
Road & Rail	65,167	—	65,167
Semiconductors & Semiconductor Equipment	240,789	—	240,789
Software	244,736	—	244,736
Specialty Retail	222,365	—	222,365
Technology Hardware, Storage & Peripherals	330,117	—	330,117
Tobacco	55,142	—	55,142
Developed Markets
Aerospace & Defense	—	14,595	14,595

LVIP AQR Enhanced Global Strategies Fund–8

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Air Freight & Logistics	$—	$21,252	$21,252
Airlines	—	34,729	34,729
Auto Components	45,304	18,522	63,826
Automobiles	—	165,023	165,023
Banks	59,051	406,117	465,168
Building Products	—	10,891	10,891
Capital Markets	2,796	33,942	36,738
Chemicals	—	19,096	19,096
Commercial Services & Supplies	24,367	6,669	31,036
Communications Equipment	—	22,009	22,009
Construction & Engineering	—	52,630	52,630
Diversified Financial Services	—	22,156	22,156
Diversified Telecommunication Services	—	312,043	312,043
Electric Utilities	—	128,455	128,455
Electrical Equipment	—	55,069	55,069
Electronic Equipment, Instruments & Components	31,728	89,929	121,657
Food & Staples Retailing	17,811	31,017	48,828
Food Products	—	105,208	105,208
Gas Utilities	—	33,000	33,000
Health Care Providers & Services	—	10,057	10,057
Hotels, Restaurants & Leisure	—	6,289	6,289
Household Durables	—	172,919	172,919
Industrial Conglomerates	—	27,909	27,909
Insurance	147,454	283,124	430,578
Internet Software & Services	—	27,829	27,829
IT Services	—	28,376	28,376
Leisure Products	—	18,660	18,660
Machinery	—	75,512	75,512
Media	—	108,656	108,656
Metals & Mining	7,765	39,940	47,705
Multiline Retail	—	20,799	20,799
Multi-Utilities	—	62,026	62,026
Oil, Gas & Consumable Fuels	78,388	86,147	164,535
Personal Products	—	17,354	17,354
Pharmaceuticals	—	381,952	381,952
Professional Services	—	10,141	10,141
Real Estate Investment Trusts	4,129	41,709	45,838
Real Estate Management & Development	5,348	87,766	93,114
Road & Rail	6,696	51,865	58,561
Semiconductors & Semiconductor Equipment	50,421	49,907	100,328
Specialty Retail	—	32,697	32,697
Technology Hardware, Storage & Peripherals	—	90,433	90,433
Textiles, Apparel & Luxury Goods	19,529	91,283	110,812
Tobacco	—	18,555	18,555
Trading Companies & Distributors	7,440	29,913	37,353
Transportation Infrastructure	—	7,292	7,292
Wireless Telecommunication Services	—	34,758	34,758
Preferred Stock	—	6,464	6,464
Right	520	—	520
Investment Companies	1,221,170	—	1,221,170
Money Market Fund	1,397,007	—	1,397,007

Total	$8,501,249	$3,502,684	$12,003,933

Futures Contracts	$9,306	$—	$9,306

As a result of international fair value pricing at March 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

LVIP AQR Enhanced Global Strategies Fund–9

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP AQR Enhanced Global Strategies Fund–10

LVIP Baron Growth Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.11%
Beverages–1.36%
†Boston Beer Class A	30,600	$8,182,440

		8,182,440

Biotechnology–0.49%
†ACADIA Pharmaceuticals	31,000	1,010,290
†Foundation Medicine	40,000	1,924,400

		2,934,690

Building Products–2.06%
†Masonite International	103,500	6,961,410
†Trex	100,000	5,453,000

		12,414,410

Capital Markets–3.70%
Artisan Partners Asset Management	145,636	6,620,613
Cohen & Steers	215,000	8,804,250
Financial Engines	163,793	6,851,461

		22,276,324

Commercial Services & Supplies–1.22%
†Copart	196,000	7,363,720

		7,363,720

Construction & Engineering–0.40%
Badger Daylighting	114,095	2,435,660

		2,435,660

Construction Materials–2.23%
CaesarStone Sdot-Yam	221,648	13,456,250

		13,456,250

Distributors–0.61%
†LKQ	143,000	3,655,080

		3,655,080

Diversified Consumer Services–2.05%
†Bright Horizons Family Solutions	165,000	8,459,550
†Nord Anglia Education	170,000	3,862,400

		12,321,950

Diversified Financial Services–1.27%
MSCI Class A	125,000	7,663,750

		7,663,750

Diversified Telecommunication Services–0.84%
†Iridium Communications	519,673	5,046,025

		5,046,025

Electric Utilities–1.57%
ITC Holdings	253,260	9,479,522

		9,479,522

Electrical Equipment–1.82%
†Generac Holdings	224,500	10,930,905

		10,930,905

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.70%
Core Laboratories	20,700	$2,162,943
Helmerich & Payne	30,450	2,072,731

		4,235,674

Food & Staples Retailing–2.24%
†Smart & Final Stores	40,469	712,254
†United Natural Foods	165,792	12,772,616

		13,484,870

Food Products–2.53%
†TreeHouse Foods	179,000	15,218,580

		15,218,580

Health Care Equipment & Supplies–4.17%
Bio-Techne	48,600	4,874,094
†Edwards Lifesciences	27,000	3,846,420
†IDEXX Laboratories	66,300	10,242,024
†Neogen	32,550	1,521,062
West Pharmaceutical Services	76,910	4,630,751

		25,114,351

Health Care Providers & Services–2.24%
†Brookdale Senior Living	32,500	1,227,200
†Community Health Systems	235,000	12,285,800

		13,513,000

Hotels, Restaurants & Leisure–14.59%
†BRP	62,000	1,186,989
Choice Hotels International	310,000	19,861,700
ClubCorp Holdings	68,000	1,316,480
†Diamond Resorts International	18,116	605,618
Gaming and Leisure Properties	205,112	7,562,479
Interval Leisure Group	225,000	5,897,250
Marriott Vacations Worldwide	101,000	8,186,050
†Panera Bread Class A	36,000	5,759,820
†Penn National Gaming	156,600	2,452,356
†Pinnacle Entertainment	303,819	10,964,828
Vail Resorts	233,300	24,127,886

		87,921,456

Household Products–1.17%
Church & Dwight	82,800	7,072,776

		7,072,776

Insurance–4.04%
†Arch Capital Group	230,000	14,168,000
Primerica	200,000	10,180,000

		24,348,000

Internet & Catalog Retail–0.93%
†AO World	2,050,000	5,570,869

		5,570,869

Internet Software & Services–4.17%
†Benefitfocus	167,266	6,153,716

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†CoStar Group	87,351	$17,280,648
†Shutterstock	24,478	1,680,904

		25,115,268

IT Services–6.16%
Booz Allen Hamilton Holding	275,000	7,958,500
†Gartner	174,900	14,665,365
MAXIMUS	216,500	14,453,540

		37,077,405

Life Sciences Tools & Services–2.07%
†Mettler-Toledo International	38,000	12,488,700

		12,488,700

Machinery–4.45%
†Colfax	161,460	7,706,486
†Middleby	160,200	16,444,530
Valmont Industries	21,800	2,678,784

		26,829,800

Media–2.10%
†Manchester United Class A	396,063	6,301,362
Morningstar	85,000	6,367,350

		12,668,712

Oil, Gas & Consumable Fuels–1.25%
Targa Resources	78,262	7,496,717

		7,496,717

Pharmaceuticals–0.38%
†Diplomat Pharmacy	65,881	2,278,165

		2,278,165

Professional Services–0.16%
†IHS Class A	8,700	989,712

		989,712

Real Estate Investment Trusts–4.51%
Alexander’s	11,600	5,296,328
Alexandria Real Estate Equities	34,000	3,333,360
American Assets Trust	100,000	4,328,000
American Campus Communities	38,000	1,629,060
Douglas Emmett	270,000	8,048,700
LaSalle Hotel Properties	117,100	4,550,506

		27,185,954

Road & Rail–3.75%
†Genesee & Wyoming Class A	194,400	18,747,936
Landstar System	58,300	3,865,290

		22,613,226

Software–6.86%
†ANSYS	126,300	11,138,397
†Bottomline Technologies	60,000	1,642,200
FactSet Research Systems	50,900	8,103,280

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Guidewire Software	95,000	$4,997,950
Pegasystems	165,986	3,610,196
SS&C Technologies Holdings	190,000	11,837,000

		41,329,023

Specialty Retail–2.30%
†Container Store Group	29,938	570,319
Dick’s Sporting Goods	233,300	13,295,767

		13,866,086

Textiles, Apparel & Luxury Goods–3.67%
†Under Armour Class A	274,000	22,125,500

		22,125,500

Trading Companies & Distributors–2.05%
Air Lease	225,000	8,491,500
MSC Industrial Direct Class A	53,400	3,855,480

		12,346,980

Total Common Stock (Cost $249,570,412)		579,051,550

CONVERTIBLE PREFERRED STOCK–0.17%
Iridium Communications 6.75% exercise price $7.47	2,926	1,029,513

Total Convertible Preferred Stock (Cost $731,500)		1,029,513

MASTER LIMITED PARTNERSHIPS–2.06%
Carlyle Group	166,000	4,498,600
Oaktree Capital Group	100,000	5,166,000
Sunoco	53,000	2,721,550

Total Master Limited Partnerships (Cost $9,333,998)		12,386,150

MONEY MARKET FUND–1.79%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	10,799,250	10,799,250

Total Money Market Fund (Cost $10,799,250)		10,799,250

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.13% (Cost $270,435,160)	$603,266,463
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(807,822)

NET ASSETS APPLICABLE TO 12,134,528 SHARES OUTSTANDING–100.00%	$602,458,641

†	Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Common Stock	$579,051,550
Convertible Preferred Stock	1,029,513
Master Limited Partnerships	12,386,150
Money Market Fund	10,799,250

Total	$603,266,463

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Baron Growth Opportunities Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–82.32%
Brazil–4.56%
AES Tiete	6,100	$27,997
All America Latina Logistica	26,400	33,248
Ambev	366,700	2,118,405
Arteris	5,857	13,762
Banco Bradesco	74,316	705,909
Banco do Brasil	90,100	649,499
BB Seguridade Participacoes	45,300	464,211
BM&FBovespa	105,800	368,908
BR Malls Participacoes	22,300	118,626
BR Properties	9,300	38,459
Bradespar	1,800	5,352
BRF	33,600	664,842
CCR	62,700	324,304
Centrais Eletricas Brasileiras	10,800	19,489
CETIP	19,115	190,731
Cia de Saneamento Basico do Estadode Sao Paulo	16,900	93,024
Cia de Saneamento de Minas Gerais-COPASA	4,000	23,434
Cia Energetica de Minas Gerais	6,582	26,703
Cia Paranaense de Energia	1,000	7,237
Cia Siderurgica Nacional	73,500	125,954
Cielo	43,560	623,514
Cosan Class A	14,813	93,766
Cosan Industria e Comercio	8,300	72,079
†Cosan Logistica	8,300	6,891
CPFL Energia	16,200	103,382
†CPFL Energias Renovaveis	4,300	17,445
Cyrela Brazil Realty	7,800	32,622
Duratex	13,200	36,184
EcoRodovias Infraestrutura e Logistica	8,600	24,060
Embraer	55,200	424,549
Energias do Brasil	12,600	41,132
Estacio Participacoes	18,200	107,421
†Fibria Celulose	14,800	210,269
@Gerdau	7,300	17,381
Grupo BTG Pactual	19,700	156,390
Guararapes Confeccoes	200	4,917
†Hypermarcas	35,900	221,676
Itau Unibanco Holding	16,731	169,407
Itausa - Investimentos Itau	55,177	174,590
†=Itausa - Investimentos Itau NVDR	1,301	4,080
†=Itausa - Investimentos Itau NVDR	405	1,270
JBS	69,000	306,739
Klabin	26,600	152,167
Kroton Educacional	99,172	320,942
Localiza Rent a Car	6,730	77,125
Lojas Americanas	7,350	30,234
Lojas Renner	10,100	284,806
M Dias Branco	1,700	46,084
Metalurgica Gerdau	1,409	3,598

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Brazil (continued)
Multiplan Empreendimentos Imobiliarios	5,300	$93,265
Multiplus	1,800	18,880
Natura Cosmeticos	15,800	134,290
Odontoprev	9,900	33,961
†Oi	3,570	5,749
†Petroleo Brasileiro	195,000	586,466
Porto Seguro	3,100	34,496
†Qualicorp	18,200	131,026
Raia Drogasil	7,600	67,976
Souza Cruz	33,100	262,249
Sul America	8,357	36,837
Telefonica Brasil	1,700	21,676
Tim Participacoes	51,300	170,839
TOTVS	6,300	72,336
Tractebel Energia	11,500	128,042
Transmissora Alianca de Energia Eletrica	5,800	38,503
Ultrapar Participacoes	25,900	526,844
†Usinas Siderurgicas de Minas Gerais	8,800	59,825
Vale	93,300	524,959
†Via Varejo	4,600	23,850
WEG	17,020	170,467

		12,927,350

☐China–18.73%
†58.com ADR	3,799	200,891
AAC Technologies Holdings	46,000	283,988
Agile Property Holdings	99,000	59,629
Agricultural Bank of China	1,415,000	700,555
Air China	88,000	89,786
†Alibaba Group Holding ADR	30,652	2,551,472
†Aluminum Corp of China	206,000	102,786
Angang Steel	56,000	41,210
Anhui Conch Cement	66,500	251,120
ANTA Sports Products	98,000	179,247
†Autohome ADR	2,168	95,327
AviChina Industry & Technology	100,000	71,871
†Baidu ADR	17,306	3,606,570
Bank of China	5,105,000	2,951,077
Bank of Communications	480,000	412,535
Baoxin Auto Group	42,500	23,003
BBMG	42,000	38,805
Beijing Capital International Airport	50,000	48,827
Beijing Jingneng Clean Energy	68,000	28,605
Biostime International Holdings	8,500	35,594
†BOE Technology Group Class B	86,700	31,201
Byd	30,000	154,186
#†CGN Power 144A	400,000	175,424
China BlueChemical	122,000	46,559
†China Cinda Asset Management	189,000	93,610
China CITIC Bank	472,000	355,839

LVIP BlackRock Emerging Markets RPM Fund–1

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
China Coal Energy	188,000	$103,719
China Communications Construction	314,000	442,442
China Communications Services	154,000	68,310
China Construction Bank	5,547,000	4,603,939
†China COSCO Holdings	64,000	33,712
†China Eastern Airlines	94,000	59,954
China Everbright Bank	296,000	163,053
China Galaxy Securities	73,000	83,499
China Hongqiao Group	71,000	42,531
China Huishan Dairy Holdings	239,000	42,477
China International Marine Containers Group	29,300	63,873
China Life Insurance	448,000	1,969,299
China Longyuan Power Group	213,000	231,506
China Mengniu Dairy	91,000	483,602
China Merchants Bank	267,582	653,339
China Merchants Property Development Class B	16,350	48,295
China Minsheng Banking	345,800	421,699
China Molybdenum	96,000	67,727
China National Building Material	246,000	244,718
China Oilfield Services	102,000	169,844
China Pacific Insurance Group	147,200	700,179
China Petroleum & Chemical	1,478,000	1,177,838
China Railway Construction	105,500	157,281
China Railway Group	216,000	220,922
China Shenhua Energy	205,500	524,169
†China Shipping Container Lines	192,000	60,957
†China Shipping Development	68,000	49,636
China Southern Airlines	78,000	56,347
China Telecom	812,000	519,121
†China Vanke Class B	77,900	184,620
=Chongqing Changan Automobile Class B	44,900	122,608
Chongqing Rural Commercial Bank	74,000	47,972
CNOOC	1,043,000	1,472,012
Country Garden Holdings	283,733	114,440
=CSG Holding Class B	38,400	30,264
CSPC Pharmaceutical Group	82,000	69,385
=CSR	106,000	140,009
†Ctrip.com International ADR	9,534	558,883
#†Dalian Wanda Commercial Properties 144A	15,000	92,871
Datang International Power Generation	168,000	85,703
Dongfang Electric	13,400	25,856
Dongfeng Motor Group	178,000	284,700
ENN Energy Holdings	46,000	282,457
Evergrande Real Estate Group	291,000	146,687
†FIH Mobile	112,000	59,376
Fosun International	90,500	175,102
Golden Eagle Retail Group	17,000	20,722

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Great Wall Motor	63,500	$447,652
Greentown China Holdings	39,500	35,478
Guangdong Electric Power Development Class B	31,700	24,370
Guangshen Railway	98,000	45,478
Guangzhou Automobile Group	104,000	99,355
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	41,249
Guangzhou R&F Properties	56,800	58,368
Haitian International Holdings	25,000	57,400
Haitong Securities	71,200	173,741
#Harbin Bank 144A	56,000	19,936
Hengan International Group	50,000	601,841
Huadian Fuxin Energy	86,000	42,053
Huadian Power International	60,000	50,052
Huaneng Power International	180,000	213,782
Huaneng Renewables	150,000	54,299
Industrial & Commercial Bank of China	4,736,000	3,503,135
Inner Mongolia Yitai Coal	13,600	13,422
Inner Mongolia Yitai Coal Class B	57,200	83,560
Intime Retail Group	29,000	20,170
†JD.com ADR	16,719	491,204
Jiangling Motors Class B	20,922	99,447
Jiangsu Expressway	52,000	69,827
Jiangxi Copper	80,000	148,688
†Jumei International Holding ADR	2,207	34,915
Kingsoft	29,000	84,944
Lenovo Group	460,000	670,316
Longfor Properties	63,500	89,980
†Luye Pharma Group	40,000	48,433
Metallurgical Corp of China	160,000	58,818
Mindray Medical International ADR	7,981	218,280
NetEase ADR	4,953	521,551
New China Life Insurance	36,400	202,665
†New Oriental Education & Technology Group ADR	11,667	258,657
People’s Insurance Group of China	510,000	258,766
PetroChina	1,236,000	1,372,577
PICC Property & Casualty	202,060	398,936
Ping An Insurance Group of China	134,500	1,613,547
†Qihoo 360 Technology ADR	5,566	284,979
Shandong Weigao Group Medical Polymer	96,000	84,589
Shanghai Electric Group	162,000	107,409
=Shanghai Fosun Pharmaceutical Group	17,000	56,684
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	61,522
Shanghai Pharmaceuticals Holding	38,800	103,269
†Shanghai Zhenhua Heavy Industries Class B	107,200	64,106

LVIP BlackRock Emerging Markets RPM Fund–2

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Shenzhou International Group Holdings	18,000	$81,241
Shui On Land	95,500	22,540
†Shunfeng International Clean Energy	40,000	30,132
=Sihuan Pharmaceutical Holdings Group	350,000	199,093
†SINA	5,336	171,606
Sino-Ocean Land Holdings	270,000	163,332
Sinopec Engineering Group	35,000	30,318
†Sinopec Oilfield Service	162,000	70,701
Sinopec Shanghai Petrochemical	234,000	87,227
Sinopharm Group	63,200	257,341
SOHO China	210,000	143,029
†@Sohu.com	2,791	148,844
SouFun Holdings ADR	16,523	99,138
Sun Art Retail Group	235,000	204,701
Tencent Holdings	300,900	5,714,066
#†=Tianhe Chemicals Group 144A	546,000	82,400
Tingyi Cayman Islands Holding	144,000	310,033
Tsingtao Brewery	34,000	227,986
@Uni-President China Holdings	90,000	59,554
†Vipshop Holdings ADR	19,328	569,016
Want Want China Holdings	417,000	443,758
†Weibo ADR	2,785	35,899
Weichai Power	25,000	96,388
Weifu High-Technology Group Class B	3,900	16,246
Xinjiang Goldwind Science & Technology	21,200	39,836
Yantai Changyu Pioneer Wine Class B	12,600	44,954
Yanzhou Coal Mining	104,000	88,312
†Youku Tudou ADR	9,717	121,463
†YY ADR	2,185	119,203
Zhejiang Expressway	52,000	68,832
Zhongsheng Group Holdings	79,000	52,395
Zhuzhou CSR Times Electric	28,000	184,182
Zijin Mining Group	282,000	89,285
Zoomlion Heavy Industry Science & Technology	59,800	41,254
ZTE	17,600	40,377

		53,151,504

Colombia–0.48%
Almacenes Exito	11,594	110,321
Banco de Bogota	5,553	117,766
Bancolombia	11,538	108,546
Celsia	19,947	37,055
Cementos Argos	25,213	81,845
†Cemex Latam Holdings	9,618	49,940
Corp Financiera Colombiana	3,099	42,909
Ecopetrol	249,261	189,342
Empresa de Energia de Bogota	112,169	69,890
Grupo Argos	16,469	106,035

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Colombia (continued)
Grupo de Inversiones Suramericana	12,912	$166,366
Grupo Nutresa	17,391	152,907
Interconexion Electrica	23,598	67,617
Isagen	50,532	59,278

		1,359,817

Cyprus–0.03%
Globaltrans Investment GDR	4,648	20,908
QIWI ADR	2,224	53,420

		74,328

Czech Republic–0.17%
CEZ	12,533	306,355
Komercni banka	646	139,341
O2 Czech Republic	5,448	43,587

		489,283

Greece–0.17%
†Alpha Bank	126,258	37,407
†Eurobank Ergasias	485,416	54,786
Hellenic Petroleum	5,309	20,228
†Hellenic Telecommunications Organization	15,716	139,224
†National Bank of Greece	73,666	88,016
OPAP	11,724	109,447
†Piraeus Bank	43,790	16,904
†Public Power	4,630	28,264

		494,276

■Hong Kong–5.51%
†=Alibaba Health Information Technology	300,000	262,362
ASM Pacific Technology	13,900	144,679
Beijing Enterprises Holdings	41,000	322,112
†Beijing Enterprises Water Group	324,000	220,322
Belle International Holdings	379,000	442,416
BOC Hong Kong Holdings	229,500	818,503
Brilliance China Automotive Holdings	178,000	342,668
China Agri-Industries Holdings	139,100	53,884
China Everbright	44,000	114,674
China Everbright International	166,000	278,415
China Gas Holdings	182,000	297,801
China Merchants Holdings International	92,000	360,530
China Mobile	331,000	4,313,722
China Overseas Land & Investment	240,000	775,055
China Resources Cement Holdings	112,000	63,309
China Resources Enterprise	102,000	199,986
China Resources Gas Group	74,000	230,229
China Resources Land	129,555	366,149
China Resources Power Holdings	140,000	351,104
China State Construction International Holdings	158,000	219,972

LVIP BlackRock Emerging Markets RPM Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
†China Taiping Insurance Holdings	62,194	$212,157
China Unicom Hong Kong	332,000	505,401
Chow Tai Fook Jewelry Group	135,600	146,213
CITIC	353,000	604,189
COSCO Pacific	114,000	149,328
Far East Horizon	108,000	98,783
Franshion Properties China	264,000	80,061
†GCL-Poly Energy Holdings	779,000	206,241
Geely Automobile Holdings	415,000	213,184
Guangdong Investment	194,000	254,406
Haier Electronics Group	66,000	172,761
†Hanergy Thin Film Power Group	1,034,000	930,949
†Hopson Development Holdings	54,000	38,969
Kerry Properties	54,000	187,448
Kingboard Chemical Holdings	30,500	48,268
Kunlun Energy	252,000	244,757
Lee & Man Paper Manufacturing	67,000	32,406
New World China Land	128,000	81,864
Nine Dragons Paper Holdings	80,000	50,024
NWS Holdings	119,000	198,206
Shanghai Industrial Holdings	49,000	151,042
Shangri-La Asia	86,000	118,108
Shimao Property Holdings	76,500	160,520
Sino Biopharmaceutical	188,000	190,196
#†WH Group 144A	265,000	150,523
Yue Yuen Industrial Holdings	65,000	229,999

		15,633,895

Hungary–0.16%
MOL Hungarian Oil & Gas	2,218	96,050
OTP Bank	15,120	285,480
Richter Gedeon	4,959	68,035

		449,565

India–2.23%
Axis Bank GDR	17,328	775,563
Dr. Reddy’s Laboratories ADR	6,983	398,729
HDFC Bank ADR	14,727	867,273
ICICI Bank ADR	56,775	588,189
Infosys ADR	28,782	1,009,673
Larsen & Toubro GDR	8,973	249,129
Mahindra & Mahindra GDR	20,259	387,960
#Reliance Industries GDR 144A	23,715	627,262
State Bank of India GDR	9,926	419,868
Tata Motors ADR	12,107	545,541
Wipro ADR	34,300	456,876

		6,326,063

Indonesia–2.31%
Adaro Energy	725,200	52,556
Astra Agro Lestari	17,000	31,554
Astra International	1,204,000	788,584
Bank Central Asia	773,000	876,080

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Indonesia (continued)
Bank Danamon Indonesia	160,000	$62,684
Bank Mandiri Persero	610,900	582,597
Bank Negara Indonesia Persero	333,100	183,899
Bank Rakyat Indonesia Persero	643,000	652,205
†Bank Tabungan Pensiunan Nasional	136,500	44,056
Bumi Serpong Damai	408,000	66,516
Charoen Pokphand Indonesia	422,000	114,366
Global Mediacom	251,500	33,612
Gudang Garam	24,500	95,525
Indo Tambangraya Megah	23,000	29,648
Indocement Tunggal Prakarsa	64,700	108,363
Indofood CBP Sukses Makmur	59,500	66,696
Indofood Sukses Makmur	385,800	219,699
Jasa Marga Persero	99,500	54,734
Kalbe Farma	1,933,100	275,814
Lippo Karawaci	883,500	91,156
Matahari Department Store	79,300	119,253
Mayora Indah	52,333	115,551
Media Nusantara Citra	228,500	50,021
Perusahaan Gas Negara Persero	796,200	291,830
Semen Indonesia Persero	236,500	246,571
Surya Citra Media	241,500	62,661
Tambang Batubara Bukit Asam Persero	47,000	38,535
Telekomunikasi Indonesia Persero	3,013,300	664,420
Tower Bersama Infrastructure	95,500	69,206
Unilever Indonesia	68,400	207,211
United Tractors	117,700	195,872
Vale Indonesia	139,500	34,465
XL Axiata	109,000	36,216

		6,562,156

Luxembourg–0.00%
O’Key Group GDR	2,545	9,276

		9,276

Malaysia–3.49%
AirAsia	106,500	68,440
AMMB Holdings	119,200	204,461
Astro Malaysia Holdings	146,100	126,031
Axiata Group	333,300	636,727
Batu Kawan	12,100	59,623
British American Tobacco Malaysia	8,000	148,294
Bumi Armada	193,800	53,789
CIMB Group Holdings	327,800	550,281
DiGi.com	273,100	464,219
Felda Global Ventures Holdings	136,300	79,751
Gamuda	93,200	128,342
Genting	132,000	320,385
Genting Malaysia	126,100	143,876
Hong Leong Bank	40,800	157,096
Hong Leong Financial Group	6,500	29,695

LVIP BlackRock Emerging Markets RPM Fund–4

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia (continued)
IHH Healthcare	144,600	$234,652
IJM	95,200	184,949
IOI	204,200	253,076
IOI Properties Group	106,691	62,707
KLCCP Stapled Group	23,300	43,976
Kuala Lumpur Kepong	28,400	174,915
Lafarge Malaysia	26,900	71,544
Malayan Banking	316,600	797,613
Malaysia Airports Holdings	60,300	113,945
Maxis	205,200	397,719
MISC	93,000	212,759
MMC	45,300	30,946
Nestle Malaysia	4,700	93,529
Petronas Chemicals Group	187,400	284,797
Petronas Dagangan	17,500	94,536
Petronas Gas	52,500	326,322
PPB Group	35,700	148,221
Public Bank	163,760	834,818
RHB Capital	34,900	74,516
Sapurakencana Petroleum	181,900	115,678
Sime Darby	253,800	635,217
SP Setia	50,500	47,179
Telekom Malaysia	101,200	198,136
Tenaga Nasional	220,100	852,167
@UEM Sunrise	304,600	113,237
UMW Holdings	24,800	72,672
Westports Holdings	38,200	41,464
YTL	288,200	129,955
YTL Power International	204,120	82,613

		9,894,868

Mexico–4.24%
†Alfa Class A	197,700	399,926
†Alpek	17,877	20,022
America Movil	1,511,700	1,547,340
†Arca Continental	58,800	361,658
†Cemex CPO	803,997	762,325
Coca-Cola Femsa	30,200	240,642
Concentradora Fibra Danhos	23,500	56,090
Controladora Comercial Mexicana	20,900	67,330
†El Puerto de Liverpool	12,200	143,116
Fibra Uno Administracion	126,800	335,906
†Fomento Economico Mexicano	116,700	1,091,132
Fresnillo	12,616	127,403
†Gentera	59,600	106,847
Gruma Class B	9,900	125,996
Grupo Aeroportuario del Pacifico Class B	19,400	127,502
†Grupo Aeroportuario del Sureste Class B	11,800	158,719
†Grupo Bimbo Class A	173,600	490,733
Grupo Carso Class A1	27,500	114,757

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
†Grupo Comercial Chedraui	20,300	$61,484
Grupo Elektra	4,665	119,476
Grupo Financiero Banorte Class O	181,100	1,050,230
Grupo Financiero Inbursa	161,200	406,318
Grupo Financiero Santander Mexico Class B	107,800	235,457
Grupo Lala	43,300	87,620
Grupo Mexico Class B	243,600	718,479
Grupo Sanborns	19,200	31,386
†Grupo Televisa CPO	184,900	1,220,789
†IDEAL Class B1	50,800	122,616
†Industrias CH Class B	9,300	38,040
Industrias Penoles	6,605	114,720
Infraestructura Energetica Nova	13,500	73,748
Kimberly-Clark de Mexico Class A	77,500	161,958
†Megacable Holdings	10,300	40,334
Mexichem	55,300	144,247
†Minera Frisco	31,700	34,089
†OHL Mexico	22,700	42,913
Organizacion Soriana Class B	16,400	41,542
†Promotora y Operadora de Infraestructura	11,800	125,966
Wal-Mart de Mexico Class V	349,200	870,341

		12,019,197

Morocco–0.18%
Attijariwafa Bank	4,951	186,640
Banque Centrale Populaire	4,895	111,701
BMCE Bank	2,385	55,144
Douja Promotion Groupe Addoha	6,614	21,143
Maroc Telecom	10,485	139,978

		514,606

Peru–0.35%
Alicorp Class C	44,793	86,777
BBVA Banco Continental	19,816	27,768
Cia de Minas Buenaventura ADR	19,250	195,003
Credicorp	4,755	668,696
†Sociedad Minera Cerro Verde	1,206	24,759

		1,003,003

Philippines–1.39%
Aboitiz Equity Ventures	122,060	158,327
Aboitiz Power	132,000	131,342
Alliance Global Group	186,700	110,454
Ayala	13,670	242,963
Ayala Land	312,000	268,215
BDO Unibank	91,650	254,009
Bloomberry Resorts	141,400	33,003
DMCI Holdings	245,000	84,948
Emperador	168,500	44,866
Energy Development	491,400	93,323
Globe Telecom	2,200	98,958

LVIP BlackRock Emerging Markets RPM Fund–5

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Philippines (continued)
GT Capital Holdings	2,120	$63,478
International Container Terminal Services	31,600	76,283
JG Summit Holdings	177,339	287,663
Jollibee Foods	18,580	91,376
LT Group	204,900	74,593
Manila Electric	9,920	59,260
Megaworld	559,000	67,809
Metro Pacific Investments	556,000	59,985
Metropolitan Bank & Trust	60,748	132,356
Petron	458,500	101,950
Philippine Long Distance Telephone	6,525	415,119
San Miguel	21,640	32,657
Semirara Mining & Power	17,100	63,877
SM Investments	20,372	409,740
SM Prime Holdings	419,500	187,254
†Travellers International Hotel Group	87,700	13,049
Universal Robina	55,730	281,537

		3,938,394

Poland–1.08%
Bank Handlowy w Warszawie	1,490	42,551
Bank Millennium	11,313	19,792
Bank Pekao	7,330	355,032
Bank Zachodni WBK	1,646	149,654
Cyfrowy Polsat	5,738	37,735
Enea	2,486	10,835
ING Bank Slaski	1,650	59,551
KGHM Polska Miedz	8,188	258,717
LPP	41	76,526
mBank	529	61,378
Orange Polska	50,001	125,621
PGE	47,691	261,959
Polski Koncern Naftowy Orlen	21,805	340,318
Polskie Gornictwo Naftowe i Gazownictwo	116,525	168,828
Powszechna Kasa Oszczednosci Bank Polski	51,277	458,848
Powszechny Zaklad Ubezpieczen	4,127	532,373
Tauron Polska Energia	99,057	115,111

		3,074,829

Republic of Korea–11.97%
Amorepacific	184	556,214
AMOREPACIFIC Group	151	204,129
BS Financial Group	11,631	159,132
†Celltrion	4,090	257,033
†Cheil Industries	1,600	211,375
CJ	812	128,727
CJ CheilJedang	526	179,134
Coway	2,552	210,141
Daelim Industrial	1,371	79,667

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Daewoo Engineering & Construction	6,943	$49,531
Daewoo International	2,500	59,724
Daewoo Securities	13,036	151,643
Daewoo Shipbuilding & Marine Engineering	10,457	170,105
Dongbu Insurance	3,024	134,712
Doosan	454	47,635
Doosan Heavy Industries & Construction	6,591	167,826
†Doosan Infracore	6,520	69,820
E-Mart	1,224	256,687
GS Holdings	4,728	182,705
Halla Visteon Climate Control	1,630	56,316
Hana Financial Group	17,564	454,550
Hankook Tire	6,191	252,725
Hanwha	5,045	164,888
Hanwha Chemical	4,540	59,574
Hanwha Life Insurance	15,045	99,878
Hotel Shilla	1,595	140,553
Hyosung	2,370	184,909
Hyundai Department Store	1,025	137,475
Hyundai Development	2,510	128,725
Hyundai Engineering & Construction	4,522	204,828
Hyundai Glovis	851	173,085
†Hyundai Heavy Industries	2,517	276,507
†Hyundai Mipo Dockyard	1,645	112,838
Hyundai Mobis	4,321	957,574
Hyundai Motor	9,732	1,474,521
†Hyundai Rotem	4,515	77,569
Hyundai Steel	4,917	322,898
Hyundai Wia	713	90,842
Industrial Bank of Korea	10,180	122,254
Kangwon Land	6,702	209,104
KB Financial Group	20,894	737,879
@KCC	281	143,191
KEPCO Engineering & Construction	430	18,704
Kia Motors	16,548	672,792
Korea Aerospace Industries	3,910	198,660
Korea Electric Power	16,057	662,014
Korea Gas	2,017	73,517
Korea Investment Holdings	2,023	114,482
Korea Zinc	432	165,262
†Korean Air Lines	1,810	79,127
†KT	7,153	187,146
KT&G	7,119	569,428
Kumho Petro Chemical	746	52,727
LG	5,680	313,639
LG Chem	2,856	580,017
LG Display	14,002	396,441
LG Electronics	6,341	336,254
LG Household & Health Care	672	509,637
LG Uplus	16,646	164,986

LVIP BlackRock Emerging Markets RPM Fund–6

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Lotte Chemical	807	$147,516
Lotte Shopping	521	111,436
LS	1,532	71,686
NAVER	1,823	1,100,338
NCSoft	684	111,742
OCI	1,879	174,710
Orion	221	230,604
Paradise	2,735	59,665
POSCO	4,115	899,829
Samsung C&T	7,389	395,204
Samsung Card	1,545	57,129
Samsung Electro-Mechanics	3,361	232,762
Samsung Electronics	7,014	9,099,693
†Samsung Engineering	3,480	120,612
Samsung Fire & Marine Insurance	2,280	549,990
Samsung Heavy Industries	14,248	231,470
Samsung Life Insurance	5,176	450,627
Samsung SDI	3,131	384,722
Samsung SDS	4,813	1,158,747
Samsung Securities	3,029	141,722
†Samsung Techwin	1,915	40,806
Shinhan Financial Group	23,829	895,671
Shinsegae	526	79,807
SK C&C	798	167,149
SK Holdings	1,471	225,189
SK Hynix	31,306	1,279,344
†SK Innovation	3,448	295,922
S-Oil	2,993	173,191
Woori Bank	13,762	116,186

		33,956,925

Russia–3.68%
Alrosa	122,400	151,508
Bashneft	2,065	67,037
E.ON Russia	530,000	26,824
Federal Grid Unified Energy System	12,310,000	13,869
Gazprom	377,714	898,506
@Gazprom ADR	165,160	777,455
†Inter RAO	947,000	17,973
†Lenta GDR	10,109	77,457
Lukoil	16,849	781,922
Lukoil ADR	14,593	670,256
Magnit	3,629	707,801
Magnitogorsk Iron & Steel Works	74,200	19,154
†Mail.ru Group GDR	6,561	129,566
MegaFon	5,251	82,542
MMC Norilsk Nickel	3,509	627,057
Mobile Telesystems	58,130	245,877
Moscow Exchange MICEX	63,710	75,368
NOVATEK	145,304	1,075,903
Novolipetsk Steel	30,100	40,003
PhosAgro	900	31,084

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
Polymetal International	9,179	$78,235
Rosneft	57,980	250,540
†Rosseti	457,000	3,975
Rostelecom	63,400	85,995
RusHydro	7,627,000	68,801
Sberbank of Russia	459,260	495,157
Sberbank of Russia ADR	35,000	153,404
Severstal	15,720	177,970
Sistema JSFC	152,500	46,581
Surgutneftegas	1,145,550	689,986
Surgutneftegas ADR	113,978	699,107
Tatneft	100,470	494,370
TMK	13,497	10,144
†United RUSAL	120,000	74,792
Uralkali	59,230	159,128
Uralkali GDR	8,792	117,085
VTB Bank	210,920,000	216,975
VTB Bank GDR	44,000	90,834

		10,430,241

South Africa–6.80%
African Rainbow Minerals	7,982	64,930
†Anglo American Platinum	2,518	61,652
†AngloGold Ashanti	25,744	242,763
†Aspen Pharmacare Holdings	21,109	667,075
Assore	7,341	80,269
Barclays Africa Group	25,251	384,891
Barloworld	10,517	80,262
Bidvest Group	18,969	513,193
Capitec Bank Holdings	2,677	115,870
Coronation Fund Managers	14,952	120,876
Discovery	22,509	231,049
Exxaro Resources	8,203	67,744
FirstRand	221,957	1,020,505
Foschini Group	9,393	139,676
Gold Fields	51,693	214,406
Growthpoint Properties	140,448	331,664
†Impala Platinum Holdings	33,756	163,254
Imperial Holdings	9,629	152,688
Kumba Iron Ore	6,311	81,051
Liberty Holdings	6,683	92,499
Life Healthcare Group Holdings	48,192	167,874
†Lonmin	33,168	57,625
Massmart Holdings	6,144	75,797
Mediclinic International	21,960	220,507
MMI Holdings	68,754	186,071
Mr Price Group	12,197	260,912
MTN Group	105,337	1,775,960
Naspers Class N	25,146	3,857,775
Nedbank Group	18,375	359,940
Netcare	91,671	314,415
Pick n Pay Stores	13,295	54,163

LVIP BlackRock Emerging Markets RPM Fund–7

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa (continued)
Rand Merchant Insurance Holdings	39,939	$152,108
Redefine Properties	221,035	225,754
Remgro	32,969	721,591
RMB Holdings	33,786	194,379
Sanlam	111,245	717,064
Santam	3,100	57,767
Sasol	41,988	1,417,888
Shoprite Holdings	25,892	350,119
Standard Bank Group	82,675	1,142,658
Steinhoff International Holdings	189,621	1,186,981
Tiger Brands	8,958	225,441
Truworths International	17,934	130,196
Tsogo Sun Holdings	15,423	35,101
Vodacom Group	25,436	277,878
Woolworths Holdings	42,005	297,851

		19,290,132

Taiwan–10.57%
Advanced Semiconductor Engineering	355,000	481,287
Advantech	18,690	142,291
Asia Cement	221,805	279,014
Asustek Computer	45,000	452,920
AU Optronics	538,000	270,269
Catcher Technology	45,000	471,177
Cathay Financial Holding	515,743	822,712
Chang Hwa Commercial Bank	295,803	171,086
Cheng Shin Rubber Industry	116,750	268,313
China Development Financial Holding	842,000	291,846
China Steel	723,885	601,646
Chunghwa Telecom	247,000	790,323
Compal Electronics	284,000	236,213
CTBC Financial Holding	801,346	532,537
Delta Electronics	135,000	851,702
E.Sun Financial Holding	421,146	257,808
Epistar	83,000	133,595
†Evergreen Marine Taiwan	135,000	100,379
Far Eastern New Century	265,070	273,555
Far EasTone Telecommunications	118,000	285,006
First Financial Holding	371,007	220,580
Formosa Chemicals & Fibre	277,070	635,159
Formosa Petrochemical	114,000	249,749
Formosa Plastics	307,560	746,017
Foxconn Technology	83,262	223,509
Fubon Financial Holding	545,000	978,092
Hon Hai Precision Industry	770,784	2,258,864
Hotai Motor	29,000	447,974
†HTC	61,000	271,821
Hua Nan Financial Holdings	354,186	202,590
Innolux	460,050	229,479
†Inotera Memories	169,000	224,587
Inventec	261,000	188,713
Largan Precision	6,000	516,419

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Lite-On Technology	197,095	$255,266
MediaTek	82,910	1,121,088
Mega Financial Holding	544,423	451,508
Nan Ya Plastics	341,800	758,880
†Nanya Technology	48,000	120,805
Novatek Microelectronics	47,000	242,851
Pegatron	92,000	248,514
Pou Chen	135,000	188,858
President Chain Store	27,000	203,176
Quanta Computer	140,000	338,312
Shin Kong Financial Holding	879,368	250,076
Siliconware Precision Industries	226,000	374,896
SinoPac Financial Holdings	732,664	305,763
Synnex Technology International	75,000	101,332
Taishin Financial Holding	540,078	229,474
Taiwan Cement	265,000	373,406
Taiwan Cooperative Financial Holding	460,503	233,312
Taiwan Fertilizer	79,000	137,049
Taiwan Glass Industry	73,000	52,619
Taiwan Mobile	104,000	364,030
Taiwan Semiconductor Manufacturing	1,506,000	7,007,514
TPK Holding	14,000	97,744
Uni-President Enterprises	254,518	425,849
United Microelectronics	826,000	409,746
Wistron	188,416	160,062
Yuanta Financial Holding	735,125	370,000
Yulon Motor	26,000	35,519
Yulon Nissan Motor	1,000	9,666

		29,974,547

Thailand–2.24%
Advanced Info Service NVDR	78,200	568,130
Airports of Thailand NVDR	5,000	42,956
Airports of Thailand-Foreign	20,200	173,763
Bangkok Airways NVDR	35,000	21,828
Bangkok Bank NVDR	41,300	233,928
Bangkok Dusit Medical Services - Foreign	216,000	130,728
Bank of Ayudhya NVDR	201,700	255,313
Banpu-Foreign	62,000	56,190
BEC World-Foreign	62,000	78,095
Berli Jucker-Foreign	24,400	27,548
Big C Supercenter NVDR	13,800	97,428
BTS Group Holdings NVDR	123,400	34,619
Central Pattana-Foreign	84,900	111,505
Charoen Pokphand Foods-Foreign	145,700	100,714
CP ALL NVDR	319,400	402,144
Glow Energy-Foreign	31,400	82,720
Home Product Center NVDR	164,057	41,077
Home Product Center-Foreign	38	10
Indorama Ventures-Foreign	80,500	64,301
Intouch Holdings - Foreign	9,500	22,546

LVIP BlackRock Emerging Markets RPM Fund–8

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand (continued)
Intouch Holdings NVDR	76,500	$181,440
IRPC-Foreign	586,900	77,532
Kasikornbank NVDR	75,200	528,602
Krung Thai Bank-Foreign	209,100	146,466
Land & Houses NVDR	140,040	41,900
Minor International NVDR	67,800	72,822
Minor International-Foreign	35,900	38,602
PTT Exploration & Production NVDR	99,700	333,744
PTT Global Chemical NVDR	95,400	153,094
PTT NVDR	56,900	564,265
Robinson Department Store NVDR	37,300	54,414
Siam Cement NVDR	21,600	339,715
Siam City Cement NVDR	3,500	41,049
Siam Commercial Bank NVDR	105,500	576,819
Thai Oil-Foreign	97,500	155,760
Thai Union Frozen Products-Foreign	122,800	75,830
TMB Bank-Foreign	917,700	84,017
Total Access Communication NVDR	39,000	98,002
†True NVDR	639,751	245,053

		6,354,669

Turkey–1.27%
Akbank	103,087	302,461
†Anadolu Efes Biracilik Ve Malt Sanayii	13,470	112,370
Arcelik	11,710	67,472
BIM Birlesik Magazalar	16,023	283,922
Coca-Cola Icecek	4,593	77,574
Emlak Konut Gayrimenkul Yatirim Ortakligi	84,514	95,680
Enka Insaat ve Sanayi	35,375	70,703
Eregli Demir ve Celik Fabrikalari	85,078	132,249
Ford Otomotiv Sanayi	4,019	51,776
Haci Omer Sabanci Holding	60,788	214,419
KOC Holding	53,108	241,611
Tofas Turk Otomobil Fabrikasi	6,590	39,868
†Tupras Turkiye Petrol Rafinerileri	10,210	241,934
†Turk Hava Yollari	41,411	136,632
Turk Telekomunikasyon	34,175	90,621
Turkcell Iletisim Hizmetleri	61,926	317,679
Turkiye Garanti Bankasi	135,012	440,362
Turkiye Halk Bankasi	41,463	204,217
Turkiye Is Bankasi Class C	82,672	186,091
Turkiye Sise ve Cam Fabrikalari	83,578	103,097
Turkiye Vakiflar Bankasi Tao Class D	80,212	130,934
Yapi ve Kredi Bankasi	34,564	52,988

		3,594,660

United Arab Emirates–0.71%
Abu Dhabi Commercial Bank	126,881	223,009
Aldar Properties	237,073	152,455
†Arabtec Holding	100,367	61,911
†DAMAC Properties Dubai	121,000	67,535

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Arab Emirates (continued)
DP World	10,733	$231,633
Dragon Oil	21,906	193,241
Dubai Financial Market	82,016	33,466
Dubai Islamic Bank	50,000	84,113
†Emaar Malls Group	45,588	36,239
Emaar Properties	186,064	332,938
First Gulf Bank	71,729	284,876
National Bank of Abu Dhabi	70,161	227,167
Union National Bank	64,469	99,023

		2,027,606

Total Common Stock (Cost $221,623,015)		233,551,190

EXCHANGE-TRADED FUNDS–6.28%
iShares India 50	219,464	6,878,002
iShares MSCI Chile Capped	81,156	3,269,775
iShares MSCI India	239,441	7,683,662

Total Exchange-Traded Funds (Cost $15,731,976)		17,831,439

ΔPREFERRED STOCK–3.54%
Brazil–2.44%
AES Tiete 13.05%	3,800	20,452
Alpargatas 5.27%	2,553	7,838
Banco Bradesco 3.39%	150,156	1,393,835
Banco do Estado do Rio Grande do Sul 7.42%	8,800	30,629
Bradespar 16.02%	10,400	34,439
Braskem 5.19%	6,900	23,973
Centrais Eletricas Brasileiras 22.16%	16,900	36,373
Cia Brasileira de Distribuicao 1.00%	12,800	382,757
Cia de Gas de Sao Paulo COMGAS Class A 3.37%	1,100	16,886
Cia de Transmissao de Energia Eletrica Paulista 2.98%	2,015	25,276
Cia Energetica de Minas Gerais 23.80%	48,229	195,817
Cia Energetica de Sao Paulo Class B 12.69%	15,500	115,570
Cia Paranaense de Energia Class B 6.63%	6,200	65,069
Gerdau 3.34%	51,000	162,491
Itau Unibanco Holding 3.60%	161,407	1,791,051
Itausa - Investimentos Itau 4.20%	189,959	595,705
Lojas Americanas 0.56%	26,700	138,017
Metalurgica Gerdau 3.57%	13,400	45,842
†Oi	18,750	29,958
†Petroleo Brasileiro	251,700	772,763
Suzano Papel e Celulose 0.79%	21,600	100,150
Telefonica Brasil 9.79%	19,200	296,662
†Usinas Siderurgicas de Minas Gerais	38,400	60,271

LVIP BlackRock Emerging Markets RPM Fund–9

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Brazil (continued)
Vale 12.30%	122,200	$592,624

		6,934,448

Colombia–0.18%
Banco Davivienda 2.98%	3,488	34,209
Bancolombia 3.04%	28,835	283,027
Cementos Argos 2.75%	12,000	38,308
Grupo Argos 1.40%	5,525	35,828
Grupo Aval Acciones y Valores 4.76%	165,853	74,315
Grupo de Inversiones Suramericana 2.23%	3,624	46,666

		512,353

Republic of Korea–0.66%
Amorepacific 0.48%	43	64,795
Doosan 6.16%	1,228	71,703
Hyundai Motor
2.71%	2,288	234,618
2.76%	1,038	103,602
LG Chem 2.28%	358	48,935
LG Electronics 1.62%	811	20,310
LG Household & Health Care 1.02%	184	62,353
Samsung Electronics 1.73%	1,235	1,226,878
Samsung Fire & Marine Insurance 3.04%	250	34,927

		1,868,121

Russia–0.26%
AK Transneft 0.58%	77	164,515
†Bashneft	2,295	52,671
†Rostelecom	8,225	8,185

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Russia (continued)
Sberbank of Russia 5.99%	45,800	$35,817
†Surgutneftegas	581,200	443,464
†Tatneft	7,000	19,907

		724,559

Total Preferred Stock (Cost $13,663,867)		10,039,481

ΔRIGHTS–0.00%
Philippines–0.00%
†=GT Capital Holdings, exercise price PHP 0.10, expiration date 4/8/15	2,120	0

		0

South Africa–0.00%
†Discovery, exercise price ZAR 90,expiration date 4/2/15	2,114	6,065

		6,065

Total Rights (Cost $0)		6,065

MONEY MARKET FUND–7.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	20,727,260	20,727,260

Total Money Market Fund (Cost $20,727,260)		20,727,260

TOTAL VALUE OF SECURITIES–99.45% (Cost $271,746,118)	282,155,435
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	1,551,358

NET ASSETS APPLICABLE TO 29,849,522 SHARES OUTSTANDING–100.00%	$283,706,793

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $1,148,416, which represents 0.40% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $359,824 collateral due to broker for futures contracts as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $1,259,662, which represents 0.44% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $898,770, which represents 0.32% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets RPM Fund–10

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	KRW	240,000,000	USD	(217,649)	4/2/15	$(1,239)
CITI	HKD	500,000	USD	(64,491)	4/2/15	3
CITI	MXN	(966,000)	USD	63,403	4/7/15	91
CITI	ZAR	3,000,000	USD	(247,601)	4/2/15	(308)

						$(1,453)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
398 E-mini MSCI Emerging Markets Index	$18,661,827	$19,350,760	6/22/15	$688,933

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

CITI–Citigroup Global Markets

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

KRW–South Korean Won

MXN–Mexican Peso

NVDR–Nonvoting Depositary Receipt

PHP–Philippine Peso

USD–United States Dollar

ZAR–South African Rand

LVIP BlackRock Emerging Markets RPM Fund–11

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$12,922,000	$—	$5,350	$12,927,350
China	11,773,668	40,803,462	574,374	53,151,504
Colombia	1,359,817	—	—	1,359,817
Cyprus	74,328	—	—	74,328
Czech Republic	43,587	445,696	—	489,283
Greece	—	494,276	—	494,276
Hong Kong	930,949	14,440,584	262,362	15,633,895
Hungary	—	449,565	—	449,565
India	5,301,371	1,024,692	—	6,326,063
Indonesia	113,262	6,448,894	—	6,562,156
Luxembourg	9,276	—	—	9,276
Malaysia	2,304,243	7,590,625	—	9,894,868
Mexico	11,891,794	127,403	—	12,019,197
Morocco	374,628	139,978	—	514,606
Peru	1,003,003	—	—	1,003,003
Philippines	392,629	3,545,765	—	3,938,394
Poland	146,912	2,927,917	—	3,074,829
Republic of Korea.	1,840,430	32,116,495	—	33,956,925
Russia	747,713	9,682,528	—	10,430,241
South Africa	313,671	18,976,461	—	19,290,132
Taiwan	—	29,974,547	—	29,974,547
Thailand	62,905	6,291,764	—	6,354,669
Turkey	—	3,594,660	—	3,594,660
United Arab Emirates	67,535	1,960,071	—	2,027,606
Exchange-Traded Funds	17,831,439	—	—	17,831,439
Preferred Stock	7,511,596	2,527,885	—	10,039,481
Rights	—	6,065	—	6,065
Money Market Fund	20,727,260	—	—	20,727,260

Total	$97,744,016	$183,569,333	$842,086	$282,155,435

Foreign Currency Exchange Contracts	$—	$(1,453)	$—	$(1,453)

Futures Contracts	$688,933	$—	$—	$688,933

As a result of utilizing international fair value pricing at March 31, 2015, the majority of the portfolio was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP BlackRock Emerging Markets Managed Volatility Fund.

LVIP BlackRock Emerging Markets RPM Fund–12

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–91.11%
Aerospace & Defense–7.69%
Honeywell International	106,530	$11,112,144
Lockheed Martin	62,720	12,729,651
Northrop Grumman	90,380	14,547,565
Raytheon	163,320	17,842,710
United Technologies	82,740	9,697,128

		65,929,198

Air Freight & Logistics–1.00%
United Parcel Service Class B	88,220	8,552,047

		8,552,047

Banks–13.21%
Bank of America	588,400	9,055,476
Citigroup	278,570	14,351,926
Fifth Third Bancorp	335,410	6,322,479
JPMorgan Chase	437,480	26,502,538
SunTrust Banks	329,790	13,551,071
U.S. Bancorp	308,000	13,450,360
Wells Fargo	550,330	29,937,952

		113,171,802

Beverages–1.32%
Coca-Cola	95,150	3,858,333
Diageo	269,318	7,442,173

		11,300,506

Capital Markets–1.72%
Goldman Sachs Group	32,300	6,071,431
Morgan Stanley	243,250	8,681,593

		14,753,024

Chemicals–2.75%
Dow Chemical	118,630	5,691,867
duPont (E.I.) deNemours	198,340	14,175,360
Praxair	30,470	3,678,948

		23,546,175

Commercial Services & Supplies–0.46%
Tyco International	91,800	3,952,908

		3,952,908

Communications Equipment–1.81%
Motorola Solutions	95,780	6,385,653
QUALCOMM	131,280	9,102,955

		15,488,608

Consumer Finance–0.83%
American Express	90,522	7,071,579

		7,071,579

Diversified Financial Services–0.86%
CME Group	78,150	7,401,587

		7,401,587

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–1.91%
BCE	54,520	$2,309,467
Verizon Communications	289,640	14,085,193

		16,394,660

Electric Utilities–1.82%
Eversource Energy	72,420	3,658,658
ITC Holdings	62,900	2,354,347
NextEra Energy	92,440	9,618,382

		15,631,387

Electrical Equipment–0.37%
Rockwell Automation	27,680	3,210,603

		3,210,603

Energy Equipment & Services–0.48%
Schlumberger	49,080	4,095,235

		4,095,235

Food & Staples Retailing–1.30%
Kroger	111,100	8,516,926
Wal-Mart Stores	32,240	2,651,740

		11,168,666

Food Products–0.64%
Mondelez International	104,980	3,788,728
Unilever	39,760	1,660,378

		5,449,106

Health Care Equipment & Supplies–0.97%
Abbott Laboratories	71,130	3,295,453
Becton, Dickinson	35,100	5,040,009

		8,335,462

Health Care Providers & Services–3.57%
Anthem	43,820	6,766,246
Quest Diagnostics	110,090	8,460,417
UnitedHealth Group	129,950	15,371,785

		30,598,448

Hotels, Restaurants & Leisure–0.95%
McDonald’s	83,124	8,099,602

		8,099,602

Household Products–1.82%
Procter & Gamble	189,820	15,553,851

		15,553,851

Industrial Conglomerates–3.52%
3M	62,550	10,317,623
General Electric	799,890	19,845,271

		30,162,894

Insurance–5.74%
ACE	76,790	8,561,317
American International Group	112,490	6,163,327

LVIP BlackRock Equity Dividend RPM Fund–1

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Chubb	46,320	$4,682,952
MetLife	190,950	9,652,523
Prudential Financial	115,440	9,270,986
Travelers	100,620	10,880,041

		49,211,146

IT Services–1.08%
Automatic Data Processing	31,140	2,666,830
International Business Machines	41,180	6,609,390

		9,276,220

Media–2.41%
Comcast Class A	368,600	20,665,559

		20,665,559

Metals & Mining–0.43%
BHP Billiton	156,711	3,642,356

		3,642,356

Multi-Utilities–2.44%
CMS Energy	103,100	3,599,221
Dominion Resources	123,560	8,756,697
Sempra Energy	44,090	4,806,692
Wisconsin Energy	74,870	3,706,065

		20,868,675

Oil, Gas & Consumable Fuels–8.03%
Chevron	79,071	8,300,874
ConocoPhillips	61,000	3,797,860
Exxon Mobil	156,880	13,334,800
Marathon Oil	179,590	4,689,095
Marathon Petroleum	84,460	8,647,859
Occidental Petroleum	154,753	11,296,969
Phillips 66	39,400	3,096,840
Spectra Energy	101,490	3,670,893
TOTAL ADR	240,406	11,938,562

		68,773,752

Paper & Forest Products–1.08%
International Paper	167,010	9,267,385

		9,267,385

Pharmaceuticals–8.60%
AbbVie	71,130	4,163,950
Bristol-Myers Squibb	266,380	17,181,510
Johnson & Johnson	137,290	13,811,374
Merck	305,220	17,544,046
Pfizer	603,060	20,980,457

		73,681,337

Professional Services–0.36%
Nielsen	69,610	3,102,518

		3,102,518

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts–0.45%
Weyerhaeuser	115,900	$3,842,085

		3,842,085

Road & Rail–1.28%
CSX	95,250	3,154,680
Union Pacific	71,952	7,793,121

		10,947,801

Semiconductors & Semiconductor Equipment–1.70%
Intel	464,980	14,539,925

		14,539,925

Software–2.19%
Microsoft	462,100	18,786,675

		18,786,675

Specialty Retail–2.59%
Home Depot	195,030	22,157,358

		22,157,358

Technology Hardware, Storage & Peripherals–0.80%
Samsung Electronics GDR	10,710	6,888,239

		6,888,239

Textiles, Apparel & Luxury Goods–0.71%
VF	80,536	6,065,166

		6,065,166

Tobacco–1.46%
Altria Group	96,730	4,838,435
Lorillard	64,900	4,241,215
Philip Morris International	46,080	3,471,206

		12,550,856

Water Utilities–0.76%
American Water Works	120,370	6,525,258

		6,525,258

Total Common Stock (Cost $641,883,675)		780,659,659

MONEY MARKET FUND–7.55%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	64,665,763	64,665,763

Total Money Market Fund (Cost $64,665,763)		64,665,763

LVIP BlackRock Equity Dividend RPM Fund–2

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.66% (Cost $706,549,438)	$845,325,422
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.34%	11,489,609

NET ASSETS APPLICABLE TO 49,528,962 SHARES OUTSTANDING–100.00%	$856,815,031

«	Includes $13,846,205 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2,089)	E-mini S&P 500 Index	$(212,559,615)	$(215,250,560)	6/22/15	$(2,690,945)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depository Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$65,929,198	$—	$65,929,198
Air Freight & Logistics	8,552,047	—	8,552,047
Banks	113,171,802	—	113,171,802
Beverages	3,858,333	7,442,173	11,300,506
Capital Markets	14,753,024	—	14,753,024
Chemicals	23,546,175	—	23,546,175
Commercial Services & Supplies	3,952,908	—	3,952,908
Communications Equipment	15,488,608	—	15,488,608
Consumer Finance	7,071,579	—	7,071,579
Diversified Financial Services	7,401,587	—	7,401,587
Diversified Telecommunication Services	16,394,660	—	16,394,660
Electric Utilities	15,631,387	—	15,631,387
Electrical Equipment	3,210,603	—	3,210,603
Energy Equipment & Services	4,095,235	—	4,095,235
Food & Staples Retailing	11,168,666	—	11,168,666
Food Products	5,449,106	—	5,449,106
Health Care Equipment & Supplies	8,335,462	—	8,335,462
Health Care Providers & Services	30,598,448	—	30,598,448
Hotels, Restaurants & Leisure	8,099,602	—	8,099,602
Household Products	15,553,851	—	15,553,851
Industrial Conglomerates	30,162,894	—	30,162,894
Insurance	49,211,146	—	49,211,146
IT Services	9,276,220	—	9,276,220
Media	20,665,559	—	20,665,559
Metals & Mining	—	3,642,356	3,642,356
Multi-Utilities	20,868,675	—	20,868,675
Oil, Gas & Consumable Fuels	68,773,752	—	68,773,752
Paper & Forest Products	9,267,385	—	9,267,385
Pharmaceuticals	73,681,337	—	73,681,337
Professional Services	3,102,518	—	3,102,518
Real Estate Investment Trusts	3,842,085	—	3,842,085
Road & Rail	10,947,801	—	10,947,801
Semiconductors & Semiconductor Equipment	14,539,925	—	14,539,925

LVIP BlackRock Equity Dividend RPM Fund–3

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Software	$18,786,675	$—	$18,786,675
Specialty Retail	22,157,358	—	22,157,358
Technology Hardware, Storage & Peripherals	—	6,888,239	6,888,239
Textiles, Apparel & Luxury Goods	6,065,166	—	6,065,166
Tobacco	12,550,856	—	12,550,856
Water Utilities	6,525,258	—	6,525,258
Money Market Fund	64,665,763	—	64,665,763

Total	$827,352,654	$17,972,768	$845,325,422

Futures Contracts	$(2,690,945)	$—	$(2,690,945)

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP BlackRock Equity Dividend Managed Volitility Fund.

LVIP BlackRock Equity Dividend RPM Fund–4

LVIP BlackRock Global Allocation V.I. RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.89%
International Equity Fund–96.20%
*BlackRock Global Allocation V.I. Fund	50,977,312	$850,301,558

		850,301,558

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–3.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	32,631,888	$32,631,888

		32,631,888

Total Investment Companies
(Cost $922,495,246)		882,933,446

TOTAL VALUE OF SECURITIES–99.89% (Cost $922,495,246)	882,933,446
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	995,941

NET ASSETS APPLICABLE TO 83,052,933 SHARES OUTSTANDING–100.00%	$883,929,387

*	Class I shares.

«	Includes $2,445,376 cash pledged as collateral for futures contracts and $28,197 foreign currencies due to broker as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(30)	British Pound Currency	$ (2,797,955)	$(2,781,937)	6/18/15	$ 16,018
(51)	E-mini MSCI Emerging Markets Index	(2,379,544)	(2,479,620)	6/22/15	(100,076)
(16)	E-mini Russell 2000 Index	(1,936,287)	(1,998,240)	6/22/15	(61,953)
(97)	E-mini S&P 500 Index	(9,854,496)	(9,994,880)	6/22/15	(140,384)
(35)	Euro Currency	(4,613,770)	(4,704,875)	6/18/15	(91,105)
(125)	Euro STOXX 50 Index	(4,801,669)	(4,881,199)	6/22/15	(79,530)
(28)	FTSE 100 Index	(2,780,435)	(2,793,979)	6/22/15	(13,544)
(33)	Japanese Yen Currency	(3,398,515)	(3,442,725)	6/18/15	(44,210)
(22)	Nikkei 225 Index (OSE)	(3,429,509)	(3,523,154)	6/12/15	(93,645)

		$(35,992,180)			$(608,429)

The use futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$882,933,446

Futures Contracts	$(608,429)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP BlackRock Global Allocation V.I. Managed Volatility Fund.

LVIP BlackRock Global Allocation V.I. RPM Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–12.07%
Fannie Mae S.F. 30 yr 3.50% 4/1/45	70,984,365	$74,630,051
Freddie Mac S.F. 30 yr 3.50% 3/1/45	70,975,000	74,459,390

Total Agency Mortgage-Backed Securities (Cost $149,395,402)		149,089,441

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.54%
#BAMLL Commercial Mortgage Securities Trust Series 2012-PARK A 144A 2.959% 12/10/30	1,014,000	1,040,400
Banc of America Merrill Lynch Commercial Mortgage
•Series 2005-5 A4 5.115% 10/10/45	534,167	536,839
•Series 2005-5 AM 5.176% 10/10/45	601,000	613,709
#BB-UBS Trust Series 2012-SHOW A 144A 3.43% 11/5/36	930,000	967,964
#GS Mortgage Securities Trust Series 2012-ALOH A 144A 3.551% 4/10/34	883,000	943,472
#•Irvine Core Office Trust Series 2013-IRV A2 144A 3.174% 5/15/48	798,000	827,137
LB-UBS Commercial Mortgage Trust
•Series 2005-C5 AM 5.017% 9/15/40	751,000	756,848
•Series 2005-C7 AM 5.263% 11/15/40	667,000	674,858
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 A4 2.918% 2/15/46	357,000	366,396

Total Commercial Mortgage-Backed Securities (Cost $6,853,083)		6,727,623

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
ABN Amro Mortgage
Series 2003-4 A4 5.50% 3/25/33	118,953	124,233
Series 2003-6 1A4 5.50% 5/25/33	252,012	263,240
Banc of America Mortgage Trust Series 2004-7 7A1 5.00% 8/25/19	97,115	98,040
tCendant Mortgage Capital Pass Through Series 2003-6 A3 5.25% 7/25/33	369,047	372,633
tCHL Mortgage Pass Through Trust Series 2004-5 2A4 5.50% 5/25/34	199,111	207,749

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
MASTR Asset Securitization Trust Series 2003-10 3A1 5.50% 11/25/33		256,527	$268,279
•PHHMC Trust Series 2007-6 A1 5.457% 12/18/37		185,428	184,953
•Sequoia Mortgage Trust Series 2011-1 A1 4.125% 2/25/41		46,804	47,251
tWaMu Mortgage Pass Through Certificates Trust Series 2003-S11 3A5 5.95% 11/25/33		329,678	339,859
Wells Fargo Mortgage Backed Securities Trust
Series 2003-17 1A14 5.25% 1/25/34		215,733	228,951
Series 2007-3 3A1 5.50% 4/25/22		76,912	79,200

Total Non-Agency Collateralized Mortgage Obligations (Cost $2,235,120)			2,214,388

ΔSOVEREIGN BONDS–18.36%
France–4.44%
France Government Bond O.A.T. 3.75% 4/25/17	EUR	47,150,000	54,828,156

			54,828,156

Germany–8.92%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.75% 4/15/18	EUR	4,518,615	5,130,561
Bundesschatzanweisungen 0.00% 3/10/17	EUR	79,625,000	86,063,006
Deutsche Bundesrepublik Inflation Linked Bond 1.50% 4/15/16	EUR	17,255,246	19,051,869

			110,245,436

Italy–1.93%
Italy Buoni Poliennali Del Tesoro Inflation Linked Bonds 2.10% 9/15/16	EUR	5,087,808	5,727,210
#144A 2.35% 9/15/24	EUR	4,879,726	6,416,609
2.55% 9/15/41	EUR	1,738,966	2,773,829
2.60% 9/15/23	EUR	6,726,300	8,929,329

			23,846,977

Japan–0.06%
Japanese Government CPI Linked Bond 1.10% 12/10/16	JPY	86,852,700	772,555

			772,555

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico–1.07%
Mexican Udibonos 4.00% 6/13/19	MXN	188,092,490	$13,238,176

			13,238,176

New Zealand–1.35%
New Zealand Government Bonds 3.00% 9/20/30	NZD	18,710,000	16,627,030

			16,627,030

Spain–0.59%
Spain Government Inflation Linked Bond #144A 0.55% 11/30/19	EUR	6,484,600	7,330,666

			7,330,666

Total Sovereign Bonds (Cost $237,610,605)			226,888,996

U.S. TREASURY OBLIGATIONS–51.79%
U.S. Treasury Inflation Index Bonds
0.625% 2/15/43		50,565,273	49,660,610
0.75% 2/15/42		8,313,853	8,426,871
0.75% 2/15/45		15,219,374	15,511,875
1.375% 2/15/44		11,577,095	13,634,739
1.75% 1/15/28		27,068,190	31,722,647
2.00% 1/15/26		21,394,822	25,387,973
2.125% 2/15/40		1,179,460	1,577,436
2.125% 2/15/41		3,173,212	4,284,579
2.375% 1/15/25		21,149,609	25,667,039
2.375% 1/15/27		22,791,078	28,154,093
2.50% 1/15/29		29,295,717	37,489,377
3.375% 4/15/32		2,558,139	3,758,666
3.625% 4/15/28		32,454,588	45,852,232

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Bonds (continued)
3.875% 4/15/29	2,556,659	$3,760,887
U.S. Treasury Inflation Index Notes
0.125% 4/15/16	7,517,409	7,595,522
0.125% 4/15/17	4,748,604	4,834,673
0.125% 4/15/18	46,191,482	47,136,975
0.125% 4/15/19	19,902,917	20,296,319
0.125% 1/15/22	11,121,708	11,226,842
0.125% 7/15/22	17,251,353	17,450,813
0.125% 1/15/23	9,758,475	9,812,605
0.125% 7/15/24	33,503,870	33,543,137
0.25% 1/15/25	12,289,473	12,393,172
0.375% 7/15/23	28,847,081	29,615,596
¥ 0.625% 7/15/21	19,890,599	20,871,145
0.625% 1/15/24	38,967,637	40,635,920
1.125% 1/15/21	44,438,968	47,758,026
1.25% 7/15/20	3,833,221	4,159,941
1.375% 1/15/20	16,302,033	17,650,765
2.50% 7/15/16	19,059,743	20,026,129

Total U.S. Treasury Obligations (Cost $621,822,255)		639,896,604

	Number of Shares

MONEY MARKET FUNDS–16.39%
BlackRock Liquidity TempFund.	101,045,532	101,045,532
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	101,485,522	101,485,522

Total Money Market Funds (Cost $202,531,054)		202,531,054

TOTAL VALUE OF SECURITIES–99.33% (Cost $1,220,447,519)	1,227,348,106
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.67%	8,237,179

NET ASSETS APPLICABLE TO 117,876,607 SHARES OUTSTANDING–100.00%	$1,235,585,285

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $17,526,248, which represents 1.42% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

«	Includes $3,670,436 cash pledged as collateral for futures contracts and $2,678,183 foreign currencies due to broker as of March 31, 2015.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2015:

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	JPY	(8,365,000)	USD	72,593	4/7/15	$2,851
BAML	JPY	(49,889,000)	USD	416,086	5/7/15	(43)
BNP	MXN	(18,455,000)	USD	1,230,195	4/21/15	21,786
DB	EUR	(48,708,000)	USD	54,578,178	4/7/15	2,190,136
GSC	EUR	(132,601,000)	USD	145,490,466	4/7/15	2,871,043
GSC	MXN	(89,916,000)	USD	6,152,446	4/21/15	264,866
JPMC	MXN	(71,777,000)	USD	4,763,254	4/21/15	63,392
RBC	MXN	(26,508,000)	USD	1,783,920	4/21/15	48,211
UBS	EUR	181,309,000	USD	(195,088,484)	4/7/15	(81,016)
UBS	EUR	(182,242,000)	USD	196,166,564	5/7/15	75,517
UBS	JPY	(49,889,000)	USD	416,321	5/7/15	192
WBC	NZD	(21,041,000)	USD	16,180,108	4/21/15	481,877

						$5,938,812

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(640)	90 Day Euro Future	$(156,828,150)	$(156,920,000)	12/19/17	$(91,850)
(357)	90 Day Euro Future	(88,474,965)	(88,665,412)	12/15/15	(190,447)
234	AUD 10 yr Bonds	17,069,626	17,407,981	6/17/15	338,355
(29)	Euro-Bobl	(4,028,221)	(4,036,669)	6/11/15	(8,448)
(71)	Euro-BTP	(10,729,058)	(10,734,259)	6/11/15	(5,201)
(48)	Euro-Bund	(8,152,338)	(8,195,445)	6/9/15	(43,107)
(1,198)	Euro-Schatz	(143,248,594)	(143,301,070)	6/11/15	(52,476)
2	Long Gilt	351,615	358,229	6/29/15	6,614
(571)	U.S. Treasury 2 yr Notes	(124,697,506)	(125,138,219)	7/1/15	(440,713)
677	U.S. Treasury 5 yr Notes	80,601,178	81,382,804	7/1/15	781,626
(575)	U.S. Treasury 10 yr Notes	(74,230,812)	(74,121,094)	6/22/15	109,718
(94)	U.S. Treasury Long Bonds	(15,096,252)	(15,404,250)	6/22/15	(307,998)
(458)	U.S. Treasury Ultra Bonds	(76,361,057)	(77,802,750)	6/22/15	(1,441,693)

		$(603,824,534)			$(1,345,620)

Index Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$485,826,457	4/30/15	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.623%.	$(4,078,512)*

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

*Swap contract was fair valued at March 31, 2015.

Summary of Abbreviations:

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–Banque Paribas

CPI–Consumer Price Index

DB–Deutsche Bank

EUR–Euro

GSC–Goldman Sachs Capital

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NZD–New Zealand Dollar

RBC–Royal Bank of Canada

O.A.T.–Obligations Assimilables du Tresor

S.F.–Single Family

UBS–Union Bank of Switzerland

USD–United States Dollar

WBC–Westpac Banking

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$149,089,441	$—	$149,089,441
Commercial Mortgage-Backed Securities	—	6,727,623	—	6,727,623
Non-Agency Collateralized Mortgage Obligations	—	2,214,388	—	2,214,388
Sovereign Bonds	—	226,888,996	—	226,888,996
U.S. Treasury Obligations	—	639,896,604	—	639,896,604
Money Market Funds	202,531,054	—	—	202,531,054

Total	$202,531,054	$1,024,817,052	$—	$1,227,348,106

Foreign Currency Exchange Contracts	$—	$5,938,812	$—	$5,938,812

Futures Contracts	$(1,345,620)	$—	$—	$(1,345,620)

Index Swap Contract	$—	$—	$(4,078,512)	$(4,078,512)

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.69%
Equity Funds–24.79%
iShares Core High Dividend ETF	14,704	$1,102,653
iShares U.S. Preferred Stock ETF	18,717	750,739

		1,853,392

Fixed Income Funds–55.24%
iShares 1-3 Year Credit Bond ETF	8,543	901,543
iShares 10+ Year Credit Bond ETF	5,975	374,035
iShares CMBS ETF	7,186	374,822
iShares iBoxx $ High Yield Corporate Bond ETF	24,043	2,178,536
iShares Intermediate Credit Bond ETF	2,717	300,690

		4,129,626

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–15.36%
iShares Emerging Markets Dividend ETF	5,226	$215,781
iShares Europe ETF	4,102	181,596
iShares International Select Dividend ETF	22,320	750,845

		1,148,222

Money Market Fund–4.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	321,365	321,365

		321,365

Total Investment Companies (Cost $7,570,295)		7,452,605

TOTAL VALUE OF SECURITIES–99.69% (Cost $7,570,295)	7,452,605
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	23,069

NET ASSETS APPLICABLE TO 764,949 SHARES OUTSTANDING–100.00%	$7,475,674

«Includes $9,638 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4) U.S. Treasury 2 yr Notes	$(873,869)	$(876,625)	6/30/15	$(2,756)
(7) U.S. Treasury 5 yr Notes	(832,611)	(841,477)	6/30/15	(8,866)

	$(1,706,480)			$(11,622)

The use of futures contracts involve elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CMBS–Commercial Mortgage-Backed Security

ETF–Exchange-Traded Fund

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$7,452,605

Futures Contracts	$(11,622)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP Capital Growth Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–100.13%
Automobiles–1.57%
Harley-Davidson	119,446	$7,255,150

		7,255,150

Beverages–3.11%
Anheuser-Busch InBev ADR	49,131	5,989,560
†Monster Beverage	60,255	8,338,991

		14,328,551

Biotechnology–9.82%
†Biogen	23,924	10,101,670
†Celgene	56,415	6,503,521
†Gilead Sciences	108,425	10,639,745
†Medivation	42,012	5,422,489
†Regeneron Pharmaceuticals	16,165	7,298,174
†Vertex Pharmaceuticals	45,467	5,363,742

		45,329,341

Capital Markets–2.52%
BlackRock	18,786	6,872,670
TD AmeriTrade Holding	127,694	4,757,878

		11,630,548

Chemicals–1.48%
Sherwin-Williams	24,011	6,831,129

		6,831,129

Commercial Services & Supplies–1.05%
†Stericycle	34,593	4,857,895

		4,857,895

Construction Materials–1.05%
Eagle Materials	57,942	4,841,633

		4,841,633

Electrical Equipment–1.23%
AMETEK	108,177	5,683,620

		5,683,620

Electronic Equipment, Instruments & Components–1.19%
CDW	147,452	5,491,112

		5,491,112

Food & Staples Retailing–2.57%
CVS Health	75,076	7,748,594
Whole Foods Market	78,956	4,112,028

		11,860,622

Food Products–1.64%
Mondelez International	209,783	7,571,068

		7,571,068

Health Care Equipment & Supplies–1.02%
Medtronic	60,085	4,686,029

		4,686,029

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–0.31%
McKesson	6,370	$1,440,894

		1,440,894

Health Care Technology–0.95%
†IMS Health Holdings	162,657	4,403,125

		4,403,125

Hotels, Restaurants & Leisure–3.98%
Dunkin’ Brands Group	118,054	5,614,648
Las Vegas Sands	96,566	5,314,993
Wyndham Worldwide	48,461	4,384,267
Wynn Resorts	24,223	3,049,191

		18,363,099

Household Durables–5.12%
Harman International Industries	50,975	6,811,789
Horton (D.R.)	288,908	8,228,100
Lennar Class A	166,186	8,610,097

		23,649,986

Insurance–1.19%
†Markel	7,126	5,479,609

		5,479,609

Internet & Catalog Retail–4.95%
†Amazon.com	28,767	10,704,201
†Netflix	12,569	5,237,377
†Priceline Group	5,939	6,913,887

		22,855,465

Internet Software & Services–8.33%
†Alibaba Group Holding ADR	50,270	4,184,475
†Baidu ADR	15,670	3,265,628
†Facebook Class A	130,869	10,759,395
†Google Class C	20,517	11,243,316
†Twitter	110,320	5,524,826
†Yelp	72,653	3,440,120

		38,417,760

IT Services–8.54%
†Alliance Data Systems	23,295	6,901,144
†Cognizant Technology Solutions Class A	112,336	7,008,643
†FleetCor Technologies	44,810	6,762,725
MasterCard Class A	133,026	11,492,116
Visa Class A	110,477	7,226,301

		39,390,929

Life Sciences Tools & Services–0.84%
†Illumina	20,942	3,887,673

		3,887,673

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery–0.42%
Pall	19,255	$1,933,009

		1,933,009

Oil, Gas & Consumable Fuels–1.17%
†Cobalt International Energy	162,870	1,532,607
Pioneer Natural Resources	23,752	3,883,689

		5,416,296

Personal Products–1.04%
Estee Lauder Class A	57,735	4,801,243

		4,801,243

Pharmaceuticals–5.99%
†Actavis	31,217	9,290,804
AstraZeneca ADR	47,030	3,218,263
Bristol-Myers Squibb	162,942	10,509,759
Merck	80,159	4,607,539

		27,626,365

Professional Services–4.37%
Equifax	71,315	6,632,295
†IHS Class A	51,608	5,870,926
Nielsen	145,474	6,483,776
†Verisk Analytics Class A	16,545	1,181,313

		20,168,310

Real Estate Investment Trusts–1.47%
American Tower	72,026	6,781,248

		6,781,248

Road & Rail–1.71%
Hunt (J.B.) Transport Services	31,675	2,704,887
Kansas City Southern	50,704	5,175,864

		7,880,751

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software–5.25%
†Adobe Systems	73,763	$5,454,036
Intuit	56,232	5,452,255
Microsoft	39,495	1,605,669
†salesforce.com	104,652	6,991,800
†ServiceNow	60,095	4,734,284

		24,238,044

Specialty Retail–8.91%
†AutoZone	11,794	8,045,395
Home Depot	131,439	14,932,785
Lowe’s	125,928	9,367,784
Ross Stores	83,155	8,761,211

		41,107,175

Technology Hardware, Storage & Peripherals–7.34%
Apple	272,400	33,894,732

		33,894,732

Total Common Stock (Cost $321,806,476)		462,102,411

MONEY MARKET FUND–0.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	304,789	304,789

Total Money Market Fund (Cost $304,789)		304,789

TOTAL VALUE OF SECURITIES–100.20% (Cost $322,111,265)	462,407,200
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(921,891)

NET ASSETS APPLICABLE TO 10,538,326 SHARES OUTSTANDING–100.00%	$461,485,309

† Non-income producing for the period.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Common Stock	$462,102,411
Money Market Fund	304,789

Total	$462,407,200

There were no Level 3 investments at the beginning or end of the period.

LVIP Capital Growth Fund–2

LVIP Capital Growth Fund

Schedule of Investments (continued)

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Wellington Capital Growth Fund.

LVIP Capital Growth Fund–3

LVIP Clarion Global Real Estate Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.63%
Australia–6.12%
Federation Centres	1,378,856	$3,182,633
Goodman Group	1,689,485	8,134,593
GPT Group	1,259,687	4,375,051
†@=GPT Group In-Specie	4,536,115	0
Investa Office Fund	919,013	2,723,029
Mirvac Group	3,633,043	5,546,980
Novion Property Group	1,347,627	2,567,019
Scentre Group	988,672	2,808,472
Stockland	1,413,217	4,828,061
Westfield	266,901	1,934,135

		36,099,973

Canada–0.68%
Boardwalk Real Estate Investment Trust	49,900	2,322,350
Canadian Real Estate Investment Trust	46,600	1,711,101

		4,033,451

France–5.16%
ICADE	72,735	6,572,484
Klepierre	204,453	10,041,764
Mercialys	91,500	2,324,388
Unibail-Rodamco	42,446	11,464,086

		30,402,722

Germany–2.24%
Deutsche Annington Immobilien	46,406	1,564,063
Deutsche Wohnen	129,000	3,300,014
†LEG Immobilien	105,298	8,354,330

		13,218,407

■Hong Kong–7.29%
China Overseas Land & Investment	980,919	3,167,777
CK Hutchison Holdings	147,000	3,003,287
Hongkong Land Holdings	986,000	7,444,300
Link REIT	835,700	5,155,586
New World Development	2,288,300	2,652,918
Sun Hung Kai Properties	931,900	14,369,423
Swire Properties	1,275,600	4,142,949
Wharf Holdings	430,900	3,008,047

		42,944,287

Japan–11.86%
GLP J-REIT	2,256	2,335,318
Japan Hotel REIT Investment	1,781	1,266,710
Japan Real Estate Investment	1,372	6,452,245
Japan Retail Fund Investment	3,051	6,061,576
Kenedix Office Investment	626	3,434,295
Mitsubishi Estate	344,800	7,995,257
Mitsui Fudosan	655,400	19,244,588
†Nippon Prologis REIT	1,689	3,717,494
NTT Urban Development	198,000	1,977,457

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Orix JREIT	2,064	$2,955,676
Sumitomo Realty & Development	286,188	10,301,442
Tokyo Tatemono	122,200	895,126
United Urban Investment	2,078	3,238,886

		69,876,070

Netherlands–0.87%
Eurocommercial Properties CVA	51,009	2,338,367
NSI	619,110	2,786,925

		5,125,292

Singapore–2.98%
CapitaCommercial Trust	3,119,000	4,014,665
CapitaLand	2,913,300	7,593,452
CapitaMall Trust	1,955,400	3,130,321
Suntec Real Estate Investment Trust	2,075,200	2,802,566

		17,541,004

Sweden–0.38%
Hufvudstaden Class A	162,892	2,233,753

		2,233,753

Switzerland–0.28%
†PSP Swiss Property	17,492	1,648,583

		1,648,583

United Kingdom–6.99%
British Land	742,333	9,148,865
Derwent London	122,535	6,209,622
Great Portland Estates	375,172	4,507,507
Hammerson	635,740	6,260,660
Land Securities Group	631,974	11,732,377
Safestore Holdings	464,240	2,013,488
UNITE Group	150,295	1,305,314

		41,177,833

United States–53.78%
Alexandria Real Estate Equities	71,100	6,970,644
American Realty Capital Properties	645,500	6,358,175
AvalonBay Communities	83,865	14,613,476
Boston Properties	46,590	6,544,963
Brandywine Realty Trust	205,800	3,288,684
DCT Industrial Trust	98,550	3,415,743
DDR	465,100	8,660,162
Douglas Emmett	185,600	5,532,736
Duke Realty	363,300	7,909,041
Equity Residential	271,450	21,135,097
Essex Property Trust	47,383	10,893,352
†Forest City Enterprises Class A	70,200	1,791,504
General Growth Properties	501,600	14,822,280
Health Care REIT	258,000	19,958,880
Healthcare Realty Trust	173,500	4,819,830
Healthcare Trust of America Class A	149,600	4,167,856
Highwoods Properties	76,950	3,522,771

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Host Hotels & Resorts	608,500	$12,279,530
Kilroy Realty	133,000	10,130,610
Kimco Realty	396,830	10,654,886
Liberty Property Trust	105,300	3,759,210
Macerich	69,019	5,820,372
Paramount Group	284,600	5,492,780
Pebblebrook Hotel Trust	74,900	3,488,093
Post Properties	98,300	5,596,219
Prologis	344,790	15,019,052
Public Storage	41,000	8,082,740
Ramco-Gershenson Properties Trust	124,700	2,319,420
Simon Property Group	142,680	27,913,908
SL Green Realty	105,500	13,544,090
Spirit Realty Capital	577,200	6,972,576
†Strategic Hotels & Resorts	375,800	4,671,194
Sun Communities	60,900	4,063,248
Sunstone Hotel Investors	254,940	4,249,850
Taubman Centers	64,200	4,951,746
UDR	310,100	10,552,703
Urban Edge Properties	18,066	428,164
Vornado Realty Trust	111,500	12,488,000

		316,883,585

Total Common Stock (Cost $449,341,686)		581,184,960

	Number of Shares	Value (U.S. $)

ΔWARRANT–0.02%
Hong Kong–0.02%
Sun Hung Kai Properties	46,341	$134,194

Total Warrant (Cost $34,358)		134,194

MONEY MARKET FUND–0.96%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,660,917	5,660,917

Total Money Market Fund (Cost $5,660,917)		5,660,917

TOTAL VALUE OF SECURITIES–99.61% (Cost $455,036,961)	586,980,071
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.39%	2,282,302

NET ASSETS APPLICABLE TO 58,340,741 SHARES OUTSTANDING–100.00%	$589,262,373

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	AUD	(3,047)	USD	2,366	4/1/15	45
BBH	AUD	(369,714)	USD	282,775	4/2/15	1,236
BBH	AUD	173,864	USD	(132,477)	4/7/15	(119)
BBH	HKD	4,447,991	USD	(573,564)	4/1/15	172
BBH	HKD	3,146,868	USD	(405,917)	4/2/15	(10)
BBH	JPY	(68,455,464)	USD	574,759	4/1/15	4,073
BBH	JPY	17,150,085	USD	(142,884)	4/2/15	92

						$5,489

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

AUD–Australian Dollar

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

HKD–Hong Kong Dollar

JPY–Japanese Yen

REIT–Real Estate Investment Trust

USD–U.S. Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$36,099,973	$36,099,973
Canada	4,033,451	—	4,033,451
France	—	30,402,722	30,402,722
Germany	—	13,218,407	13,218,407
Hong Kong	7,444,300	35,499,987	42,944,287
Japan	—	69,876,070	69,876,070
Netherlands	—	5,125,292	5,125,292
Singapore	—	17,541,004	17,541,004
Sweden	—	2,233,753	2,233,753
Switzerland	—	1,648,583	1,648,583
United Kingdom	1,305,314	39,872,519	41,177,833
United States	316,883,585	—	316,883,585
Warrant	134,194	—	134,194
Money Market Fund	5,660,917	—	5,660,917

Total	$335,461,761	$251,518,310	$586,980,071

Foreign Currency Exchange Contracts	$—	$5,489	$5,489

The value of Level 3 investments was zero at the end of the period.

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the portfolio was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Clarion Global Real Estate Fund–3

LVIP ClearBridge Variable Appreciation RPM Fund

Schedule of Investments (unaudited)

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–98.65%
Equity Fund–92.31%
*ClearBridge Variable Appreciation Portfolio	2,494,464	$89,077,293

		89,077,293

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,117,418	$6,117,418

		6,117,418

Total Investment Companies
(Cost $93,761,187)		95,194,711

TOTAL VALUE OF SECURITIES–98.65% (Cost $93,761,187)	95,194,711
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.35%	1,299,530

NET ASSETS APPLICABLE TO 9,281,719 SHARES OUTSTANDING–100.00%	$96,494,241

* Series I Shares.

«Includes $900,601 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(138) E-mini S&P 500 Index	$(14,055,839)	$(14,219,520)	6/22/15	$(163,681)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015.

Level 1
Investment Companies	$95,194,711

Futures Contracts	$(163,681)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP ClearBridge Variable Appreciation Managed Volatility Fund.

LVIP ClearBridge Variable Appreciation RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.34%
Airlines–2.21%
Alaska Air Group	67,871	$4,491,703
American Airlines Group	45,207	2,386,025

		6,877,728

Auto Components–0.72%
†Gentherm	44,532	2,249,311

		2,249,311

Banks–1.21%
†Signature Bank	29,014	3,759,634

		3,759,634

Biotechnology–7.76%
†Alkermes	56,480	3,443,586
†AMAG Pharmaceuticals	21,668	1,184,373
†Auspex Pharmaceuticals	19,439	1,949,148
†Bluebird Bio	14,708	1,776,285
†Clovis Oncology	14,494	1,075,890
†Dyax	67,795	1,135,905
†Incyte	25,009	2,292,325
†Intercept Pharmaceuticals	5,573	1,571,697
†Isis Pharmaceuticals	16,440	1,046,735
†Pharmacyclics	4,541	1,162,269
†Puma Biotechnology	8,348	1,971,046
†Receptos	9,067	1,495,058
†Regulus Therapeutics	37,857	641,298
†TESARO	38,940	2,235,156
†United Therapeutics	6,847	1,180,662

		24,161,433

Building Products–0.73%
Lennox International	20,309	2,268,312

		2,268,312

Capital Markets–1.84%
†Affiliated Managers Group	10,988	2,360,003
Lazard Class A	41,330	2,173,545
Moelis & Co.	39,844	1,200,101

		5,733,649

Chemicals–1.81%
†Chemtura	56,519	1,542,403
International Flavors & Fragrances	11,155	1,309,597
RPM International	58,272	2,796,473

		5,648,473

Commercial Services & Supplies–1.07%
†Avis Budget Group	19,060	1,124,826
Waste Connections	46,050	2,216,847

		3,341,673

Communications Equipment–1.70%
†ARRIS Group	48,230	1,393,606
†Palo Alto Networks	17,407	2,542,815

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Ruckus Wireless	105,555	$1,358,493

		5,294,914

Construction Materials–3.01%
Eagle Materials	44,460	3,715,078
Martin Marietta Materials	40,537	5,667,073

		9,382,151

Consumer Finance–1.23%
†PRA Group	70,473	3,828,093

		3,828,093

Containers & Packaging–1.25%
Ball	19,761	1,395,917
†Crown Holdings	18,750	1,012,875
Sealed Air	32,860	1,497,102

		3,905,894

Diversified Consumer Services–1.41%
†Grand Canyon Education	49,155	2,128,411
†LifeLock	159,925	2,256,542

		4,384,953

Diversified Telecommunication Services–0.99%
Cogent Communications Group	55,967	1,977,314
Windstream Holdings	148,395	1,098,123

		3,075,437

Electrical Equipment–0.69%
Acuity Brands	12,781	2,149,253

		2,149,253

Electronic Equipment, Instruments & Components–1.51%
CDW	82,370	3,067,459
FLIR Systems	52,332	1,636,945

		4,704,404

Food & Staples Retailing–1.48%
†Diplomat Pharmacy	54,768	1,893,877
†United Natural Foods	35,451	2,731,145

		4,625,022

Food Products–0.77%
†Hain Celestial Group	37,254	2,386,119

		2,386,119

Health Care Equipment & Supplies–3.16%
†Align Technology	53,646	2,885,350
†DexCom	30,066	1,874,314
†IDEXX Laboratories	24,114	3,725,131
†Insulet	40,743	1,358,779

		9,843,574

Health Care Providers & Services–4.45%
†Brookdale Senior Living	39,446	1,489,481

LVIP Columbia Small-Mid Cap Growth RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Catalent	98,771	$3,076,717
†HealthEquity	41,060	1,026,089
HealthSouth	70,360	3,121,170
†LifePoint Hospitals	34,045	2,500,605
†Team Health Holdings	45,149	2,641,668

		13,855,730

Hotels, Restaurants & Leisure–6.08%
Domino’s Pizza	30,724	3,089,298
†El Pollo Loco Holdings	97,007	2,484,349
†Fiesta Restaurant Group	30,258	1,845,738
Jack in the Box	19,010	1,823,439
†La Quinta Holdings	63,970	1,514,810
Restaurant Brands International	45,755	1,757,450
Six Flags Entertainment	81,891	3,964,343
Sonic	77,212	2,447,620

		18,927,047

Household Durables–0.27%
Harman International Industries	6,323	844,942

		844,942

Insurance–0.31%
Gallagher (Arthur J.)	20,570	961,647

		961,647

Internet & Catalog Retail–0.85%
Expedia	28,185	2,653,054

		2,653,054

Internet Software & Services–4.79%
†comScore	46,713	2,391,706
†Constant Contact	58,052	2,218,167
†CoStar Group	9,041	1,788,581
†Endurance International Group Holdings	80,951	1,542,926
†GrubHub	34,102	1,547,890
†Rackspace Hosting	58,757	3,031,274
†Shutterstock	34,781	2,388,411

		14,908,955

IT Services–4.19%
†Alliance Data Systems	15,084	4,468,635
†CoreLogic	39,924	1,408,119
†Euronet Worldwide	30,270	1,778,363
†Qorvo	67,677	5,393,857

		13,048,974

Leisure Products–0.84%
Polaris Industries	18,634	2,629,257

		2,629,257

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services–0.73%
†INC Research Holdings Class A	69,534	$2,275,848

		2,275,848

Machinery–4.78%
†Colfax	41,085	1,960,987
IDEX	51,395	3,897,283
Lincoln Electric Holdings	55,580	3,634,376
†Middleby	11,310	1,160,971
†WABCO Holdings	25,113	3,085,885
Wabtec	12,285	1,167,198

		14,906,700

Media–3.09%
Cinemark Holdings	94,099	4,241,042
†IMAX	121,494	4,095,563
Interpublic Group	57,750	1,277,430

		9,614,035

Oil, Gas & Consumable Fuels–2.69%
†Carrizo Oil & Gas	34,393	1,707,612
†Diamondback Energy	57,652	4,429,980
Targa Resources	12,318	1,179,941
Western Refining	21,730	1,073,245

		8,390,778

Pharmaceuticals–4.64%
†Akorn	106,949	5,081,147
†Jazz Pharmaceuticals	10,730	1,854,037
†Pacira Pharmaceuticals	38,173	3,391,671
†Salix Pharmaceuticals	23,864	4,123,938

		14,450,793

Professional Services–0.81%
Corporate Executive Board	31,594	2,523,097

		2,523,097

Real Estate Investment Trusts–2.38%
Lamar Advertising	19,355	1,147,171
Sovran Self Storage	50,834	4,775,346
STORE Capital	64,132	1,497,482

		7,419,999

Road & Rail–1.53%
†Hub Group Class A	36,685	1,441,354
†Kirby	18,494	1,387,975
†Swift Transportation	74,196	1,930,580

		4,759,909

Semiconductors & Semiconductor Equipment–2.03%
Monolithic Power Systems	40,938	2,155,386
Skyworks Solutions	42,266	4,154,325

		6,309,711

Software–6.57%
†Aspen Technology	47,229	1,817,844

LVIP Columbia Small-Mid Cap Growth RPM Fund–2

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Barracuda Networks	44,611	$1,716,185
†CommVault Systems	44,180	1,930,666
†Fortinet	96,588	3,375,751
†Guidewire Software	27,919	1,468,819
†ServiceNow	23,886	1,881,739
†Synchronoss Technologies	77,865	3,695,473
†Tableau Software Class A	9,816	908,176
†Tyler Technologies	18,951	2,284,164
†Ultimate Software Group	8,205	1,394,481

		20,473,298

Specialty Retail–1.43%
Signet Jewelers	20,683	2,870,594
†Ulta Salon Cosmetics & Fragrance	10,450	1,576,383

		4,446,977

Textiles, Apparel & Luxury Goods–1.15%
†Skechers U.S.A. Class A	49,791	3,580,471

		3,580,471

Thrifts & Mortgage Finance–0.46%
Radian Group	85,410	1,434,034

		1,434,034

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–1.72%
H&E Equipment Services	62,190	$1,554,128
†HD Supply Holdings	75,835	2,362,639
MSC Industrial Direct	20,060	1,448,332

		5,365,099

Total Common Stock (Cost $227,125,604)		281,400,382

MASTER LIMITED PARTNERSHIPS–0.56%
Och-Ziff Capital Management Group	139,467	1,762,863

Total Master Limited Partnerships (Cost $1,689,413)		1,762,863

MONEY MARKET FUND–8.51%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	26,496,389	26,496,389

Total Money Market Fund (Cost $26,496,389)		26,496,389

TOTAL VALUE OF SECURITIES–99.41% (Cost $255,311,406)	309,659,634
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	1,834,317

NET ASSETS APPLICABLE TO 23,242,403 SHARES OUTSTANDING–100.00%	$311,493,951

†  Non-income producing for the period.

« Includes $1,963,820 cash and $530 foriegn currencies pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(208)	E-mini Russell 2000 Index	$(25,423,522)	$(25,977,120)	6/22/15	$(553,598)
(46)	E-mini S&P 500 Index	(4,691,687)	(4,739,840)	6/22/15	(48,153)

		$(30,115,209)			$(601,751)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Columbia Small-Mid Cap Growth RPM Fund–3

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Common Stock	$281,400,382
Master Limited Partnerships	1,762,863
Money Market Fund	26,496,389

Total	$309,659,634

Futures Contracts	$(601,751)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Ivy Mid Cap Growth Managed Volatility Fund.

LVIP Columbia Small-Mid Cap Growth RPM Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.50%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	180,727	$214,963
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	65,564	74,871
Series 2002-83 GH 5.00% 12/25/17	1,749,975	1,823,120
Series 2003-38 MP 5.50% 5/25/23	2,367,030	2,597,681
Series 2003-78 B 5.00% 8/25/23	90,133	97,807
Series 2003-106 WE 4.50% 11/25/22	1,131	1,132
Series 2005-110 MB 5.50% 9/25/35	605,599	653,397
Series 2007-40 PT 5.50% 5/25/37	238,250	266,467
Series 2010-41 PN 4.50% 4/25/40	120,000	131,432
Series 2011-113 CP 5.00% 9/25/39	41,599	43,054
Series 2011-134 PA 4.00% 9/25/40	167,271	175,429
Series 2012-19 HB 4.00% 1/25/42	67,331	71,006
•*Series 2012-122 SD 5.926% 11/25/42	5,888,426	1,430,923
*Series 2013-20 IH 3.00% 3/25/33	1,661,899	244,090
*Series 2013-31 MI 3.00% 4/25/33	18,326,543	2,674,670
Series 2013-34 GP 3.00% 5/25/42	51,691,201	52,878,031
*Series 2013-44 DI 3.00% 5/25/33	24,883,315	3,679,685
Series 2013-44 Z 3.00% 5/25/43	2,228,319	2,187,311
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	60,691	69,246
Series 2326 ZQ 6.50% 6/15/31	315,453	363,790
Series 2512 PG 5.50% 10/15/22	67,512	73,953
Series 2557 WE 5.00% 1/15/18	1,456,098	1,518,103
Series 2708 ZD 5.50% 11/15/33	372,382	419,323
Series 2717 MH 4.50% 12/15/18	553,730	580,568
Series 3123 HT 5.00% 3/15/26	219,116	240,880
Series 3290 PE 5.50% 3/15/37	72,468	81,744
Series 3416 GK 4.00% 7/15/22	109,012	109,853
Series 3455 MB 4.50% 6/15/23	5,209,962	5,526,415
Series 3574 D 5.00% 9/15/39	8,563	9,460

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Series 3656 PM 5.00% 4/15/40	7,080,479	$7,852,789
•Series 3800 AF 0.675% 2/15/41	591,711	596,644
*Series 4185 LI 3.00% 3/15/33	5,858,081	901,085
*Series 4191 CI 3.00% 4/15/33	2,549,386	346,915
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN2 M2 1.824% 4/25/24	5,027,000	4,996,295
•Series 2014-DN4 M2 2.574% 10/25/24	2,935,000	2,974,945
•Series 2015-DN1 M1 1.424% 1/25/25	3,916,603	3,924,585
Freddie Mac Structured Pass Through Securities
tSeries T-58 2A 6.50% 9/25/43	630,576	730,656
•tSeries T-60 1A4C 4.673% 3/25/44	176,194	176,300
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,670,132
Series 2010-113 KE 4.50% 9/20/40	7,175,000	8,026,816

Total Agency Collateralized Mortgage Obligations (Cost $109,032,244)		110,435,566

AGENCY MORTGAGE-BACKED SECURITIES–27.27%
Fannie Mae 6.50% 8/1/17	88,747	91,696
Fannie Mae ARM
•2.311% 4/1/36	424,815	453,149
•2.315% 11/1/35	405,657	434,326
•2.325% 8/1/36	411	429
•2.42% 5/1/43	3,663,042	3,745,598
•2.546% 6/1/43	1,296,146	1,330,480
•2.962% 4/1/44	2,312,044	2,399,327
•3.196% 4/1/44	5,822,513	6,074,940
•3.266% 3/1/44	5,577,408	5,838,248
•3.31% 9/1/43	3,834,677	4,022,026
Fannie Mae Pool 5.50% 2/1/35	23,561	26,660
Fannie Mae Relocation 15 yr 4.00% 9/1/20	257,747	271,166
Fannie Mae Relocation 30 yr
5.00% 11/1/33	34,343	37,809
5.00% 1/1/34	125,486	138,130
5.00% 11/1/34	17,534	19,311
5.00% 10/1/35	134,094	147,679
5.00% 1/1/36	23,631	26,005
5.00% 2/1/36	243,537	267,149
Fannie Mae S.F. 15 yr
2.50% 2/1/28	7,768,441	7,999,403
2.50% 5/1/28	1,202,153	1,237,459
3.00% 12/1/25	104,125	109,531

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 11/1/26	148,362	$156,269
3.00% 2/1/27	713,896	751,076
3.00% 3/1/27	383,440	403,198
3.00% 4/1/27	956,627	1,007,732
3.00% 6/1/27	1,113,947	1,169,791
3.00% 5/1/28	609,189	642,747
3.50% 1/1/26	516,695	548,909
3.50% 7/1/26	2,362,230	2,519,925
3.50% 7/1/27	502,484	536,313
3.50% 12/1/28	1,777,254	1,904,539
4.00% 3/1/24	216,321	228,964
4.00% 5/1/24	969,437	1,026,872
4.00% 7/1/24	89,011	94,325
4.00% 11/1/24	16,736	17,695
4.00% 2/1/25	668,064	707,913
4.00% 5/1/25	2,010,693	2,137,974
4.00% 6/1/25	6,765,102	7,192,471
4.00% 7/1/25	139,620	148,436
4.00% 9/1/25	214,161	226,912
4.00% 11/1/25	3,919,829	4,228,831
4.00% 1/1/26	401,909	430,597
4.00% 3/1/26	4,804,592	5,182,891
4.00% 12/1/26	3,331,594	3,530,429
4.00% 1/1/27	24,037,036	25,850,682
4.00% 4/1/27	643,397	686,678
4.00% 5/1/27	7,123,898	7,593,263
4.00% 8/1/27	4,069,611	4,325,162
4.50% 4/1/18	247,198	259,205
4.50% 9/1/18	6,822	7,153
4.50% 3/1/19	11,064	11,601
4.50% 4/1/20	5,104	5,352
4.50% 5/1/20	83,102	87,589
4.50% 7/1/20	30,690	32,391
4.50% 8/1/20	99,816	105,126
4.50% 10/1/20	94,486	99,708
4.50% 2/1/24	84,755	90,842
4.50% 9/1/24	198,499	214,091
4.50% 10/1/24	825,411	889,830
4.50% 12/1/24	271,266	292,508
4.50% 2/1/25	309,000	333,062
4.50% 4/1/25	1,691,891	1,824,088
4.50% 7/1/25	370,762	398,873
5.00% 6/1/19	39,271	41,283
5.00% 12/1/20	398,621	431,250
5.00% 2/1/21	2,792	2,937
5.00% 5/1/21	26,423	28,100
5.00% 12/1/21	19,497	20,718
5.00% 6/1/23	708,782	769,280
5.00% 9/1/25	1,574,236	1,719,916
5.50% 1/1/21	1,368	1,486
5.50% 10/1/21	6,413	6,977
6.00% 12/1/17	2,056	2,090

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
6.00% 8/1/21	1,093,004	$1,183,627
Fannie Mae S.F. 15 yr TBA 2.50% 5/1/30	152,748,000	156,560,728
Fannie Mae S.F. 20 yr
3.00% 2/1/33	791,705	820,723
3.00% 8/1/33	3,182,365	3,298,953
3.50% 11/1/31	807,301	853,452
3.50% 4/1/33	685,002	724,515
3.50% 9/1/33	4,716,434	5,038,093
4.00% 12/1/30	1,364,855	1,469,861
4.00% 1/1/31	947,352	1,020,328
4.00% 2/1/31	2,633,565	2,836,172
4.50% 9/1/23	79,436	86,575
4.50% 4/1/24	7,145	7,784
5.00% 7/1/23	22,321	24,913
5.00% 11/1/23	175,097	194,473
5.00% 12/1/23	18,207	20,222
5.00% 7/1/27	90,419	100,424
5.00% 3/1/28	18,694	20,762
5.50% 7/1/23	105,073	118,236
5.50% 10/1/23	116,669	131,284
5.50% 2/1/24	292,728	329,410
5.50% 7/1/24	182,354	205,197
5.50% 12/1/24	61,041	68,688
5.50% 2/1/25	143,472	161,445
5.50% 7/1/25	188,992	212,680
5.50% 11/1/25	271,601	305,624
5.50% 10/1/28	272,137	306,227
5.50% 12/1/29	210,245	236,583
6.00% 10/1/21	8,256	9,436
6.00% 12/1/21	245,025	279,058
6.00% 10/1/22	204,164	232,519
6.00% 9/1/29	1,893,467	2,156,442
6.50% 10/1/18	3,885	4,460
6.50% 2/1/19	7,671	8,807
6.50% 10/1/24	10,423	11,967
6.50% 10/1/27	54,193	62,219
Fannie Mae S.F. 30 yr
3.00% 7/1/42	3,101,463	3,178,507
3.00% 10/1/42	49,752,885	50,995,674
3.00% 12/1/42	11,498,109	11,785,237
3.00% 1/1/43	19,849,621	20,340,749
3.00% 2/1/43	2,189,818	2,244,307
3.00% 4/1/43	13,963,271	14,304,788
3.00% 5/1/43	56,043,558	57,415,686
3.50% 7/1/42	3,984	4,191
3.50% 3/1/43	875,085	926,446
4.00% 12/1/40	1,120,374	1,201,157
4.00% 1/1/41	5,699,456	6,111,829
4.00% 2/1/41	5,995,205	6,473,739
4.00% 1/1/42	3,370,687	3,615,302

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 6/1/43	597,608	$644,495
4.00% 7/1/43	1,142,845	1,234,720
4.00% 8/1/43	1,608,706	1,734,929
4.00% 9/1/43	1,074,466	1,158,773
4.50% 7/1/36	878,625	961,869
4.50% 11/1/39	584,721	639,193
4.50% 11/1/40	2,536,177	2,777,540
4.50% 3/1/41	4,894,402	5,364,366
4.50% 4/1/41	8,560,340	9,379,221
4.50% 5/1/41	277,556	306,786
4.50% 6/1/41	21,876,986	23,980,673
4.50% 7/1/41	2,601,454	2,852,256
4.50% 10/1/41	16,711,309	18,313,570
4.50% 1/1/42	84,378,213	92,323,576
4.50% 9/1/42	52,291,351	57,321,429
4.50% 10/1/42	84,494	93,389
4.50% 12/1/43	426,207	464,612
4.50% 2/1/44	1,210,690	1,322,708
4.50% 5/1/44	2,054,364	2,244,698
4.50% 6/1/44	5,975,520	6,539,369
5.00% 7/1/33	4,844	5,408
5.00% 11/1/33	15,272	17,051
5.00% 4/1/34	40,251	45,218
5.00% 2/1/35	4,724,693	5,276,906
5.00% 4/1/35	183,493	204,571
5.00% 5/1/35	82,733	92,153
5.00% 6/1/35	45,624	50,960
5.00% 7/1/35	2,074,846	2,311,573
5.00% 8/1/35	7,678	8,542
5.00% 9/1/35	4,868	5,436
5.00% 10/1/35	3,371,481	3,751,157
5.00% 11/1/35	2,492,451	2,773,507
5.00% 1/1/36	2,951	3,281
5.00% 2/1/36	3,830,311	4,261,828
5.00% 5/1/36	4,256	4,733
5.00% 6/1/36	11,548	12,844
5.00% 12/1/36	4,979	5,534
5.00% 4/1/37	903,500	1,005,739
5.00% 7/1/37	4,699	5,237
5.00% 8/1/37	279,763	311,557
5.00% 2/1/38	937,499	1,042,934
5.00% 1/1/39	51,684	57,403
5.00% 6/1/39	6,886	7,661
5.00% 11/1/40	87,901	97,627
5.50% 11/1/29	325,966	367,837
5.50% 12/1/32	198,231	224,600
5.50% 3/1/33	9,098	10,238
5.50% 4/1/33	246,327	278,978
5.50% 7/1/33	468,308	532,406
5.50% 10/1/33	31,723	36,202
5.50% 11/1/33	8,281	9,436
5.50% 12/1/33	182,107	206,045

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 1/1/34	900,115	$1,019,829
5.50% 2/1/34	488,033	552,925
5.50% 3/1/34	61,398	69,584
5.50% 4/1/34	940,053	1,064,462
5.50% 8/1/34	666,554	755,061
5.50% 11/1/34	683,128	773,673
5.50% 12/1/34	69,114	78,305
5.50% 1/1/35	589,805	667,349
5.50% 2/1/35	800,900	907,224
5.50% 3/1/35	475,251	534,786
5.50% 4/1/35	450,293	508,969
5.50% 5/1/35	6,834,695	7,726,357
5.50% 6/1/35	755,952	851,026
5.50% 7/1/35	32,378	36,562
5.50% 8/1/35	287,082	324,704
5.50% 9/1/35	19,598	22,158
5.50% 10/1/35	210,084	237,045
5.50% 11/1/35	370,940	418,987
5.50% 12/1/35	656,668	743,570
5.50% 1/1/36	1,297,391	1,464,689
5.50% 3/1/36	20,831	23,468
5.50% 4/1/36	2,870,090	3,230,453
5.50% 5/1/36	1,048,045	1,182,462
5.50% 7/1/36	1,453,623	1,643,861
5.50% 9/1/36	52,410	59,353
5.50% 10/1/36	5,883	6,620
5.50% 11/1/36	900,722	1,014,777
5.50% 12/1/36	15,505	17,448
5.50% 1/1/37	3,724,598	4,195,203
5.50% 2/1/37	4,327,431	4,871,706
5.50% 4/1/37	8,310,225	9,365,517
5.50% 5/1/37	14,710	16,553
5.50% 7/1/37	13,687	15,402
5.50% 8/1/37	11,001,545	12,442,793
5.50% 11/1/37	1,079,685	1,223,589
5.50% 1/1/38	2,505,238	2,819,071
5.50% 2/1/38	2,949,438	3,328,259
5.50% 3/1/38	2,311,224	2,602,393
5.50% 4/1/38	7,559,701	8,506,715
5.50% 6/1/38	8,412,358	9,466,189
5.50% 7/1/38	5,229,605	5,884,723
5.50% 8/1/38	21,491	24,183
5.50% 9/1/38	303,579	342,669
5.50% 10/1/38	13,846	15,588
5.50% 11/1/38	402,111	456,791
5.50% 12/1/38	1,268,279	1,433,310
5.50% 1/1/39	3,309,720	3,732,442
5.50% 2/1/39	10,971,961	12,398,907
5.50% 4/1/39	272,109	306,197
5.50% 10/1/39	8,797,269	9,899,314
5.50% 11/1/39	57,092	64,243
5.50% 12/1/39	3,095,434	3,526,798

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 3/1/40	8,806	$9,948
5.50% 5/1/40	618,073	695,500
5.50% 7/1/40	2,653,133	2,986,647
5.50% 7/1/41	3,472	3,907
5.50% 9/1/41	37,912,122	42,671,381
6.00% 4/1/32	14,149	16,298
6.00% 6/1/33	374,494	434,032
6.00% 8/1/34	334,209	383,915
6.00% 11/1/34	19,312	22,175
6.00% 12/1/34	6,329	7,272
6.00% 4/1/35	709,251	814,715
6.00% 7/1/35	68,241	78,329
6.00% 8/1/35	32,248	37,027
6.00% 9/1/35	138,109	157,616
6.00% 11/1/35	3,454	3,970
6.00% 12/1/35	538,560	617,431
6.00% 1/1/36	242,216	277,693
6.00% 3/1/36	103,309	118,553
6.00% 4/1/36	160,365	184,861
6.00% 5/1/36	2,058,577	2,352,803
6.00% 6/1/36	540,107	617,706
6.00% 8/1/36	6,676	7,631
6.00% 9/1/36	94,769	108,141
6.00% 10/1/36	846,919	977,973
6.00% 11/1/36	83,300	95,112
6.00% 12/1/36	390,139	448,464
6.00% 2/1/37	1,126,954	1,287,243
6.00% 4/1/37	245,685	280,453
6.00% 5/1/37	4,856,690	5,560,134
6.00% 6/1/37	204,323	235,485
6.00% 7/1/37	213,673	245,271
6.00% 8/1/37	2,872,211	3,284,464
6.00% 9/1/37	850,920	970,458
6.00% 10/1/37	586,718	669,904
6.00% 11/1/37	507,284	583,608
6.00% 12/1/37	16,279	18,782
6.00% 1/1/38	1,446,071	1,648,416
6.00% 3/1/38	8,358	9,610
6.00% 5/1/38	5,595,892	6,385,118
6.00% 6/1/38	190,923	219,433
6.00% 7/1/38	208,389	237,741
6.00% 8/1/38	7,393	8,507
6.00% 9/1/38	1,093,385	1,248,111
6.00% 10/1/38	4,399,520	5,026,747
6.00% 11/1/38	921,077	1,053,551
6.00% 12/1/38	29,048	33,365
6.00% 1/1/39	1,863,760	2,130,513
6.00% 2/1/39	5,443	6,275
6.00% 4/1/39	2,259,860	2,578,940
6.00% 9/1/39	15,626,215	17,835,572
6.00% 10/1/39	585,520	672,339
6.00% 1/1/40	548,121	625,863

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 2/1/40	396,139	$452,369
6.00% 3/1/40	1,734,330	1,979,150
6.00% 4/1/40	2,706,221	3,090,130
6.00% 9/1/40	1,386,689	1,582,916
6.00% 11/1/40	571,168	658,231
6.00% 5/1/41	15,954,972	18,229,367
6.00% 7/1/41	1,797,814	2,056,714
6.50% 3/1/32	185	213
6.50% 11/1/33	123,850	142,191
6.50% 8/1/34	5,223	5,997
6.50% 1/1/36	35,809	41,982
6.50% 2/1/36	22,320	25,754
6.50% 6/1/36	783,735	945,057
6.50% 8/1/36	56,462	64,824
6.50% 9/1/36	5,080	5,971
6.50% 10/1/36	637,925	776,772
6.50% 11/1/36	3,973	4,635
6.50% 3/1/37	6,454	7,411
6.50% 8/1/37	146,341	168,014
6.50% 10/1/37	2,534	3,021
6.50% 11/1/37	1,480	1,699
6.50% 1/1/38	1,177	1,403
6.50% 6/1/39	6,202	7,248
7.00% 12/1/37	77,514	84,294
7.50% 4/1/31	71,788	90,907
7.50% 4/1/32	7,505	8,897
7.50% 9/1/32	356	417
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	457,739,000	466,849,059
3.50% 5/1/45	175,784,000	184,181,799
4.50% 5/1/45	190,003,000	206,761,930
Freddie Mac ARM
•2.307% 4/1/34	80,822	85,887
•2.532% 1/1/44	11,774,456	12,145,848
Freddie Mac Relocation 30 yr 5.00% 9/1/33	194,557	214,089
Freddie Mac S.F. 15 yr
3.00% 5/1/28	9,555,883	10,071,618
3.50% 11/1/25	886,746	943,007
3.50% 6/1/26	979,395	1,040,886
3.50% 1/1/27	890,186	945,541
4.00% 12/1/20	25,431	26,872
4.00% 4/1/25	407,668	434,225
4.00% 5/1/25	5,356,273	5,664,423
4.00% 8/1/25	44,913	47,844
4.00% 4/1/26	178,021	191,493
4.00% 9/1/26	1,472,225	1,569,433
4.00% 11/1/26	793,223	843,997
4.50% 7/1/25	635,314	685,019
4.50% 6/1/26	1,486,196	1,603,050
4.50% 9/1/26	2,399,733	2,591,446
5.00% 6/1/18	205,313	215,733

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
5.50% 6/1/21	10,916	$11,912
6.00% 4/1/17	510	524
6.00% 8/1/17	2,010	2,094
6.50% 8/1/16	250	255
Freddie Mac S.F. 20 yr
3.50% 1/1/34	780,929	823,609
3.50% 3/1/34	43,923	46,319
4.00% 11/1/32	1,279,577	1,380,436
5.00% 10/1/23	1,385	1,534
5.00% 9/1/25	1,789,415	1,982,033
5.50% 1/1/23	6,783	7,601
5.50% 2/1/24	227,648	255,106
5.50% 7/1/26	96,887	108,522
5.50% 3/1/27	218,761	245,080
5.50% 9/1/27	325,156	364,052
5.50% 10/1/27	135,418	151,619
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,630,713	3,713,375
3.00% 11/1/42	2,774,997	2,845,824
3.50% 11/1/41	381,756	403,292
4.50% 10/1/39	1,365,195	1,489,536
4.50% 4/1/41	11,953,674	13,066,186
4.50% 9/1/41	1,225,097	1,338,608
4.50% 3/1/42	11,447,254	12,507,915
5.00% 2/1/39	20,096	22,258
5.50% 4/1/33	12,729	14,368
5.50% 3/1/34	407,495	459,862
5.50% 12/1/34	400,257	452,518
5.50% 1/1/35	3,107	3,502
5.50% 11/1/35	177,603	199,997
5.50% 6/1/36	252,312	283,881
5.50% 11/1/36	572,044	640,402
5.50% 12/1/36	310,348	348,315
5.50% 1/1/37	375,073	420,851
5.50% 7/1/37	724,837	813,487
5.50% 9/1/37	571,284	641,294
5.50% 10/1/37	532,415	597,824
5.50% 11/1/37	26,112	29,308
5.50% 4/1/38	4,811,561	5,400,332
5.50% 6/1/38	339,773	381,425
5.50% 7/1/38	2,102,010	2,358,084
5.50% 8/1/38	1,304,393	1,462,702
5.50% 1/1/39	413,827	463,279
5.50% 4/1/39	237,359	266,071
5.50% 6/1/39	2,196,948	2,464,376
5.50% 2/1/40	2,527,373	2,833,929
5.50% 3/1/40	1,383,446	1,552,947
5.50% 5/1/40	441,100	494,958
5.50% 8/1/40	12,807,320	14,366,530
5.50% 1/1/41	1,573,563	1,763,084
5.50% 6/1/41	22,943,159	25,719,609
6.00% 6/1/34	334,281	381,573

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 2/1/36	1,252,711	$1,439,017
6.00% 10/1/36	2,111	2,410
6.00% 1/1/38	557,215	632,442
6.00% 6/1/38	1,575,031	1,791,626
6.00% 7/1/38	49,467	56,343
6.00% 8/1/38	3,937,208	4,494,612
6.00% 5/1/40	660,705	751,384
6.00% 7/1/40	3,724,417	4,255,590
6.50% 8/1/36	244	284
6.50% 6/1/37	5,017	5,747
6.50% 9/1/38	703	817
6.50% 4/1/39	2,412,362	2,763,560
7.00% 11/1/33	45,479	55,886
GNMA I S.F. 30 yr
5.00% 6/15/40	771,566	860,506
7.00% 12/15/34	1,132,006	1,370,323
7.50% 12/15/31	6,074	7,635
7.50% 7/15/32	22,847	26,535
GNMA II S.F. 15 yr 3.50% 5/20/27	427,570	454,050

Total Agency Mortgage-Backed Securities (Cost $1,983,759,918)		2,007,937,857

AGENCY OBLIGATIONS–0.62%
Federal Home Loan Banks
0.25% 10/2/15	31,000,000	31,000,062
0.35% 3/7/16	15,000,000	15,001,620

Total Agency Obligations (Cost $46,000,000)		46,001,682

COMMERCIAL MORTGAGE-BACKED SECURITIES–5.77%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	14,230,000	14,620,101
Series 2006-4 A4 5.634% 7/10/46	3,689,461	3,825,783
•Series 2007-4 AM 5.821% 2/10/51	6,355,000	6,904,816
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	3,665,000	3,966,930
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.225% 7/15/44	7,155,000	7,265,287
•Series 2005-CD1 C 5.225% 7/15/44	1,970,000	1,998,185
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	7,035,000	7,504,164
Series 2015-GC27 A5 3.137% 2/10/48	2,640,000	2,703,537

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	6,835,000	$7,385,682
Series 2014-CR20 A4 3.59% 11/10/47	11,658,000	12,402,107
Series 2014-CR20 AM 3.938% 11/10/47	4,730,000	5,051,664
Series 2014-CR21 A3 3.528% 12/10/47	5,635,000	5,965,870
#Series 2015-3BP A 144A 3.178% 2/10/35	20,950,000	21,443,205
Series 2015-DC1 A5 3.35% 2/10/48	3,615,000	3,769,538
Commercial Mortgage Trust
•Series 2005-GG5 A5 5.224% 4/10/37	4,173,244	4,204,038
Series 2007-GG9 AM 5.475% 3/10/39	3,320,209	3,501,672
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	4,220,000	4,252,249
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	17,406,000	19,873,492
#•Series 2011-LC1A C 144A 5.558% 11/10/46	7,500,000	8,510,880
FREMF Mortgage Trust
#•Series 2011-K10 144A 4.618% 11/25/49	12,945,000	14,202,128
#•Series 2011-K13 B 144A 4.60% 1/25/48	4,800,000	5,275,579
#•Series 2011-K15 B 144A 4.932% 8/25/44	4,485,000	4,987,665
#•Series 2011-K702 B 144A 4.771% 4/25/44	1,640,000	1,761,718
#•Series 2011-K703 B 144A 4.884% 7/25/44	1,600,000	1,727,966
#•Series 2012-K19 B 144A 4.037% 5/25/45	1,245,000	1,330,163
#•Series 2012-K22 B 144A 3.687% 8/25/45	5,215,000	5,417,186
#•Series 2012-K22 C 144A 3.687% 8/25/45	7,075,000	7,144,689
#•Series 2012-K707 B 144A 3.883% 1/25/47	2,105,000	2,206,358
#•Series 2012-K708 B 144A 3.761% 2/25/45	7,290,000	7,609,747
#•Series 2012-K708 C 144A 3.761% 2/25/45	1,700,000	1,741,069
#•Series 2012-K711 144A 3.562% 8/25/45	720,000	751,236
#•Series 2013-K26 144A 3.60% 12/25/45	4,900,000	5,059,735

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K26 C 144A 3.60% 12/25/45	2,600,000	$2,606,102
#•Series 2013-K30 C 144A 3.556% 6/25/45	4,835,000	4,770,738
#•Series 2013-K31 C 144A 3.627% 7/25/46	9,006,507	8,982,523
#•Series 2013-K33 B 144A 3.504% 8/25/46	4,025,000	4,119,712
#•Series 2013-K33 C 144A 3.504% 8/25/46	4,375,000	4,330,659
#•Series 2013-K712 144A 3.369% 5/25/45	12,055,000	12,403,655
#•Series 2013-K713 144A 3.165% 4/25/46	10,080,000	10,274,766
#•Series 2013-K713 C 144A 3.165% 4/25/46	6,617,000	6,561,861
#•Series 2014-K716 C 144A 3.954% 8/25/47	3,425,000	3,506,628
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	19,510,000	20,616,393
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,604,486
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,565,000	9,564,193
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,877,778
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	18,578,000	18,620,246
#Series 2013-HLT BFX 144A 3.367% 11/5/30	11,790,000	11,939,839
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	10,600,000	10,712,572
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	7,783,663	7,779,459
•Series 2014-C22 B 4.562% 9/15/47	1,990,000	2,173,985
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.724% 8/12/37	1,895,000	2,058,112
•Series 2005-LDP5 D 5.382% 12/15/44	3,600,000	3,676,050
Series 2006-LDP8 AM 5.44% 5/15/45	11,962,000	12,563,748
#•Series 2011-C5 B 144A 5.323% 8/15/46	3,600,000	4,147,556

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	234,647	$238,709
•Series 2006-C6 AJ 5.452% 9/15/39	7,527,000	7,893,715
Series 2006-C6 AM 5.413% 9/15/39	16,607,000	17,525,616
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	3,075,000	3,353,478
Series 2014-C19 AS 3.832% 12/15/47	1,882,000	1,986,233
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.204% 11/14/42	4,770,000	4,830,631
•Series 2006-T21 AM 5.204% 10/12/52	7,785,000	7,982,723
#TimberStar Trust I Series 2006-1A A 144A 5.668% 10/15/36	3,716,000	3,932,784
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	3,775,000	4,125,652

Total Commercial Mortgage-Backed Securities (Cost $419,998,698)		425,125,041

CORPORATE BONDS–38.67%
Aerospace & Defense–0.05%
Lockheed Martin 3.80% 3/1/45	3,590,000	3,584,522

		3,584,522

Air Freight & Logistics–0.18%
#Aviation Capital Group 144A 6.75% 4/6/21	5,665,000	6,455,064
United Parcel Service 5.125% 4/1/19	6,265,000	7,130,441

		13,585,505

Airlines–0.30%
#tAir Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	4,080,000	4,080,000
tAmerican Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	3,360,000	3,477,600
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	4,985,000	5,022,387

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines (continued)
tUnited Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,650,000	$2,795,750
tUnited Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	6,320,000	6,588,600

		21,964,337

Auto Components–0.65%
BorgWarner 3.375% 3/15/25	2,010,000	2,073,142
Delphi 4.15% 3/15/24	13,206,000	14,064,628
Magna International 3.625% 6/15/24	14,785,000	15,091,966
#TRW Automotive 144A 4.45% 12/1/23	16,660,000	16,826,600

		48,056,336

Automobiles–0.18%
General Motors
3.50% 10/2/18	5,480,000	5,641,989
5.00% 4/1/35	4,410,000	4,720,773
#Hyundai Capital America 144A
2.55% 2/6/19	2,470,000	2,514,294

		12,877,056

Beverages–0.19%
#Pernod-Ricard 144A 5.75% 4/7/21	11,993,000	13,935,494

		13,935,494

Biotechnology–0.43%
Celgene
3.25% 8/15/22	15,170,000	15,535,172
3.95% 10/15/20	5,845,000	6,315,306
Gilead Sciences
3.50% 2/1/25	7,625,000	8,050,643
4.50% 2/1/45	1,490,000	1,649,755

		31,550,876

Capital Markets–0.49%
Affiliated Managers Group 3.50% 8/1/25	6,540,000	6,545,925
Bank of New York Mellon 2.15% 2/24/20	1,645,000	1,659,558
Jefferies Group
5.125% 1/20/23	7,770,000	8,078,213
6.45% 6/8/27	2,021,000	2,192,785
6.50% 1/20/43	1,560,000	1,557,147
Lazard Group
3.75% 2/13/25	10,210,000	10,089,992
6.85% 6/15/17	1,416,000	1,573,934
State Street 3.10% 5/15/23	4,195,000	4,250,844

		35,948,398

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–1.32%
Braskem Finance 6.45% 2/3/24	1,755,000	$1,697,963
CF Industries 6.875% 5/1/18	15,842,000	18,072,918
Dow Chemical
3.50% 10/1/24	3,085,000	3,138,966
8.55% 5/15/19	18,837,000	23,605,379
LYB International Finance 4.875% 3/15/44	589,000	635,201
LyondellBasell Industries 4.625% 2/26/55	11,980,000	11,983,318
Methanex 4.25% 12/1/24	8,935,000	9,070,481
OCP
#144A 5.625% 4/25/24	4,550,000	4,965,188
#144A 6.875% 4/25/44	3,640,000	4,081,350
#Phosagro 144A 4.204% 2/13/18	4,513,000	4,273,811
Potash of Saskatchewan 3.00% 4/1/25	5,280,000	5,298,163
PPG Industries 2.30% 11/15/19	5,345,000	5,411,315
Rockwood Specialties Group 4.625% 10/15/20	4,805,000	5,015,219

		97,249,272

Commercial Banks–4.13%
#Akbank 144A 4.00% 1/24/20	4,330,000	4,234,740
Bank of America 4.25% 10/22/26	15,845,000	16,379,832
Barclays Bank 7.625% 11/21/22	5,120,000	6,003,200
BB&T 5.25% 11/1/19	19,265,000	21,806,342
#BBVA Banco Continental 144A 5.00% 8/26/22	3,735,000	3,988,980
#BBVA Bancomer 144A 7.25% 4/22/20	6,425,000	7,131,750
Branch Banking & Trust
•0.59% 9/13/16	9,948,000	9,915,301
3.80% 10/30/26	10,380,000	10,944,599
City National 5.25% 9/15/20	5,562,000	6,392,156
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.625% 12/1/23	11,660,000	12,627,698
#Credit Suisse 144A 6.50% 8/8/23	7,495,000	8,576,431
#Credit Suisse Group Funding Guernsey 144A 3.75% 3/26/25	9,330,000	9,458,651
#Export-Import Bank of China 144A 2.50% 7/31/19	4,870,000	4,940,488
KeyBank 6.95% 2/1/28	9,418,000	12,567,106
Morgan Stanley 4.35% 9/8/26	9,025,000	9,473,380
•National City Bank 0.634% 6/7/17	5,705,000	5,680,143
Northern Trust 3.95% 10/30/25	4,620,000	4,969,642
#•Oversea-Chinese Banking 144A 4.00% 10/15/24	2,265,000	2,363,550
PNC Bank 3.30% 10/30/24	7,785,000	8,097,848

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Bank (continued) 6.875% 4/1/18		10,370,000	$11,900,259
PNC Funding 5.625% 2/1/17		78,000	83,887
#•PNC Preferred Funding Trust II 144A 1.493% 3/31/49		11,400,000	10,488,000
Santander Holdings USA 3.45% 8/27/18		14,065,000	14,647,797
#Santander UK 144A 5.00% 11/7/23		23,700,000	25,566,541
#•Standard Chartered 144A 6.50% 12/29/49		4,910,000	4,958,324
•SunTrust Bank 0.553% 8/24/15		3,810,000	3,808,907
SVB Financial Group 3.50% 1/29/25		8,080,000	8,043,680
U.S. Bancorp 3.60% 9/11/24		17,185,000	17,949,767
US Bank 2.80% 1/27/25		4,165,000	4,166,958
•USB Capital IX 3.50% 10/29/49		21,538,000	17,930,385
•Wells Fargo 5.875% 6/15/50		2,970,000	3,148,794
Woori Bank
#144A 2.875% 10/2/18		3,590,000	3,692,548
#144A 4.75% 4/30/24		4,750,000	5,086,623
Zions Bancorp 4.50% 6/13/23		6,497,000	6,882,461

			303,906,768

Commercial Services & Supplies–0.31%
Brambles USA
#144A 3.95% 4/1/15		2,880,000	2,880,000
#144A 5.35% 4/1/20		7,160,000	8,048,577
#CDK Global 144A 4.50% 10/15/24		7,210,000	7,445,356
#HPHT Finance 15 144A 2.875% 3/17/20		4,310,000	4,358,992

			22,732,925

Computers & Peripherals–0.61%
Apple 3.45% 2/9/45		25,505,000	24,276,577
NetApp 3.25% 12/15/22		6,120,000	6,062,668
Seagate HDD Cayman
#144A 4.75% 1/1/25		6,005,000	6,230,236
#144A 5.75% 12/1/34		7,910,000	8,479,615

			45,049,096

Construction Materials–0.63%
#Cemex 144A 4.375% 3/5/23	EUR	4,165,000	4,496,046
#Cemex Finance 144A 9.375% 10/12/22		5,605,000	6,389,700
#Hutchison Whampoa International 14 144A 3.625% 10/31/24		5,060,000	5,194,211
MUFG Americas Holdings
2.25% 2/10/20		4,820,000	4,834,773
3.00% 2/10/25		17,050,000	16,892,697

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction Materials (continued)
#Tenedora Nemak 144A 5.50% 2/28/23		5,870,000	$6,101,865
#Votorantim Cimentos 144A 7.25% 4/5/41		2,695,000	2,654,694

			46,563,986

Consumer Finance–0.45%
Ford Motor Credit 5.875% 8/2/21		16,825,000	19,833,108
General Motors Financial
3.15% 1/15/20		2,450,000	2,481,838
4.00% 1/15/25		2,410,000	2,462,846
#Hyundai Capital America 144A 2.125% 10/2/17		4,480,000	4,526,968
SunTrust Banks 2.35% 11/1/18		3,990,000	4,055,464

			33,360,224

Diversified Consumer Services–0.05%
#ENA Norte Trust 144A 4.95% 4/25/23		2,018,506	2,084,108
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	30,000,000	1,901,932

			3,986,040

Diversified Financial Services–2.67%
CME Group 3.00% 3/15/25		6,060,000	6,129,223
#•Corp Financiera De Desarrollo 144A 5.25% 7/15/29		2,085,000	2,173,300
Credit Suisse Group
#•144A 6.25% 12/29/49		3,375,000	3,326,063
#•144A 7.50% 12/11/49		1,300,000	1,399,125
ERAC USA Finance
#144A 4.50% 2/15/45		8,295,000	8,426,036
#144A 5.25% 10/1/20		11,406,000	13,029,941
Ford Motor Credit 3.664% 9/8/24		340,000	351,501
General Electric Capital
2.10% 12/11/19		3,860,000	3,938,640
2.20% 1/9/20		8,355,000	8,452,804
#144A 3.80% 6/18/19		4,305,000	4,611,998
5.55% 5/4/20		2,865,000	3,339,504
6.00% 8/7/19		8,039,000	9,400,131
•7.125% 12/15/49		16,055,000	18,904,763
General Motors Financial 4.375% 9/25/21		6,500,000	6,911,710
Goldman Sachs Group
2.60% 4/23/20		20,515,000	20,757,303
5.20% 12/17/19	NZD	2,521,000	1,931,292
•HSBC Holdings 6.375% 3/29/49		8,675,000	8,891,875
JPMorgan Chase
3.50% 12/18/26	GBP	241,000	389,740
4.125% 12/15/26		21,125,000	21,951,072
•6.75% 8/29/49		4,670,000	5,090,300

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Lloyds Banking Group
4.50% 11/4/24	8,268,000	$8,604,557
•7.50% 4/30/49	9,525,000	10,144,125
National Rural Utilities Cooperative Finance
2.85% 1/27/25	6,755,000	6,815,930
•4.75% 4/30/43	9,921,000	9,975,566
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	4,220,000	4,289,596
#SUAM Finance 144A 4.875% 4/17/24	3,700,000	3,838,750
#Temasek Financial I 144A 2.375% 1/23/23	2,910,000	2,902,911
#•USB Realty 144A 1.40% 12/22/49	715,000	654,225

		196,631,981

Diversified Telecommunication Services–1.65%
AT&T
4.35% 6/15/45	5,495,000	5,277,464
5.35% 9/1/40	9,095,000	9,961,153
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	5,970,000	6,604,313
CenturyLink 5.80% 3/15/22	7,008,000	7,332,120
#Digicel Group 144A 8.25% 9/30/20	5,910,000	5,948,415
#MTN Mauritius Investments 144A 4.755% 11/11/24	2,205,000	2,225,947
#Oi 144A 5.75% 2/10/22	3,482,000	2,874,391
Orange 5.50% 2/6/44	6,863,000	8,179,866
SBA Tower Trust
#144A 2.24% 4/16/18	5,285,000	5,289,025
#144A 2.898% 10/15/19	4,020,000	4,068,859
#SES 144A 3.60% 4/4/23	12,271,000	12,876,623
Telefonica Emisiones 4.57% 4/27/23	7,990,000	8,807,201
#Telemar Norte Leste 144A 5.50% 10/23/20	810,000	715,635
Verizon Communications
4.40% 11/1/34	10,530,000	10,761,639
4.862% 8/21/46	20,670,000	21,693,351
5.15% 9/15/23	8,020,000	9,201,202

		121,817,204

Electric Utilities–3.63%
AES Gener
#144A 5.25% 8/15/21	2,390,000	2,576,759
#•144A 8.375% 12/18/73	3,031,000	3,334,403
Ameren Illinois 3.25% 3/1/25	6,315,000	6,595,184
#American Transmission Systems 144A 5.25% 1/15/22	11,987,000	13,791,883

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Berkshire Hathaway Energy
3.75% 11/15/23	9,680,000	$10,337,466
4.50% 2/1/45	4,305,000	4,706,458
Cleveland Electric Illuminating 5.50% 8/15/24	7,535,000	9,089,681
ComEd Financing III 6.35% 3/15/33	4,578,000	4,728,419
Commonwealth Edison 5.95% 8/15/16	522,000	556,321
Dominion Gas Holdings 3.60% 12/15/24	16,465,000	17,298,096
DTE Energy 2.40% 12/1/19	6,970,000	7,091,083
#E.CL 144A 5.625% 1/15/21	1,240,000	1,378,563
Electricite de France
#144A 4.60% 1/27/20	5,470,000	6,105,603
#•144A 5.25% 12/29/49	14,330,000	14,989,180
#•Enel 144A 8.75% 9/24/73	10,820,000	13,075,689
Entergy Arkansas 3.70% 6/1/24	2,815,000	3,019,594
Entergy Louisiana 4.05% 9/1/23	7,435,000	8,176,574
Entergy Mississippi 3.10% 7/1/23	4,960,000	5,074,437
#Eskom Holdings 144A 7.125% 2/11/25	2,000,000	2,019,000
Great Plains Energy 4.85% 6/1/21	6,243,000	6,991,430
IPALCO Enterprises 5.00% 5/1/18	2,440,000	2,598,600
ITC Holdings 3.65% 6/15/24	16,070,000	16,687,875
LG&E & KU Energy
3.75% 11/15/20	6,819,000	7,225,467
4.375% 10/1/21	12,420,000	13,727,751
#Metropolitan Edison 144A 4.00% 4/15/25	8,455,000	8,850,356
NextEra Energy Capital Holdings
2.40% 9/15/19	15,525,000	15,723,580
3.625% 6/15/23	4,090,000	4,288,193
NV Energy 6.25% 11/15/20	8,185,000	9,725,949
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,739,042
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	5,026,256
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	7,983,012
Saudi Electricity Global Sukuk 3
#144A 4.00% 4/8/24	3,125,000	3,333,750
#144A 5.50% 4/8/44	951,000	1,036,400
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,579,851
State Grid Overseas Investment 2014
#144A 2.75% 5/7/19	3,220,000	3,284,110
#144A 4.125% 5/7/24	3,655,000	3,966,428

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	4,895,000	$5,123,709
#Transelec 144A 4.25% 1/14/25	5,145,000	5,269,010

		267,105,162

Electronic Equipment, Instruments & Components–0.23%
Thermo Fisher Scientific
2.40% 2/1/19	7,840,000	7,957,341
3.30% 2/15/22	2,415,000	2,480,053
4.15% 2/1/24	6,200,000	6,706,621

		17,144,015

Food & Staples Retailing–0.20%
#Cencosud 144A 5.15% 2/12/25	6,380,000	6,314,445
Walgreens Boots Alliance 3.80% 11/18/24	7,800,000	8,080,699

		14,395,144

Food Products–0.52%
#BRF 144A 3.95% 5/22/23	3,640,000	3,388,658
Campbell Soup 3.30% 3/19/25	8,960,000	9,128,726
#JBS Investments 144A 7.75% 10/28/20	6,410,000	6,810,625
#Minerva Luxembourg 144A 7.75% 1/31/23	2,800,000	2,765,000
Smucker (J.M.)
#144A 3.00% 3/15/22	2,275,000	2,312,763
#144A 3.50% 3/15/25	9,730,000	10,023,525
#144A 4.25% 3/15/35	3,430,000	3,564,624

		37,993,921

Health Care Equipment & Supplies–1.13%
Becton Dickinson 3.734% 12/15/24	7,810,000	8,190,230
Boston Scientific 6.00% 1/15/20	16,769,000	19,321,644
CareFusion 6.375% 8/1/19	11,104,000	12,994,534
Medtronic
#144A 3.15% 3/15/22	10,330,000	10,736,320
#144A 3.50% 3/15/25	9,985,000	10,451,389
Zimmer Holdings
3.15% 4/1/22	2,895,000	2,932,725
3.55% 4/1/25	9,200,000	9,402,391
4.625% 11/30/19	8,274,000	9,121,464

		83,150,697

Health Care Providers & Services–0.06%
Highmark
#144A 4.75% 5/15/21	2,823,000	2,973,175
#144A 6.125% 5/15/41	1,062,000	1,140,488

		4,113,663

Hotels, Restaurants & Leisure–0.55%
International Game Technology 5.35% 10/15/23	10,450,000	10,618,496

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International 3.375% 10/15/20	4,820,000	$5,053,944
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	12,225,000	12,571,628
4.50% 10/1/34	1,810,000	1,889,416
Wyndham Worldwide
4.25% 3/1/22	4,970,000	5,194,306
5.625% 3/1/21	4,630,000	5,234,724

		40,562,514

Independent Power Producers & Energy Traders–0.03%
#Comision Federal de Electricidad 144A 4.875% 1/15/24	2,370,000	2,529,975

		2,529,975

Insurance–2.18%
American International Group
3.875% 1/15/35	23,660,000	23,860,258
•8.175% 5/15/58	1,500,000	2,134,575
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	6,974,259
•Chubb 6.375% 3/29/67	8,398,000	8,943,870
#Five Corners Funding Trust 144A 4.419% 11/15/23	21,995,000	23,639,192
Liberty Mutual Group
#144A 4.25% 6/15/23	10,140,000	10,819,187
#144A 4.95% 5/1/22	1,974,000	2,183,838
MetLife
3.60% 4/10/24	1,185,000	1,253,814
6.40% 12/15/36	50,000	59,500
6.817% 8/15/18	9,639,000	11,242,554
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	783,370
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	11,495,900
Prudential Financial
4.50% 11/15/20	1,836,000	2,045,640
•5.625% 6/15/43	3,710,000	3,951,150
•5.875% 9/15/42	3,195,000	3,486,544
TIAA Asset Management Finance
#144A 2.95% 11/1/19	5,690,000	5,837,849
#144A 4.125% 11/1/24	25,310,000	26,767,552
•Voya Financial 5.65% 5/15/53	7,175,000	7,533,750
XLIT
4.45% 3/31/25	3,160,000	3,186,822
•6.50% 12/29/49	5,100,000	4,526,250

		160,725,874

Internet & Catalog Retail–0.21%
Priceline Group 3.65% 3/15/25	15,335,000	15,637,713

		15,637,713

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.48%
#Alibaba Group Holding 144A 3.125% 11/28/21	13,025,000	$13,136,403
Baidu
2.75% 6/9/19	5,245,000	5,309,708
3.25% 8/6/18	5,365,000	5,566,327
Tencent Holdings
#144A 2.875% 2/11/20	3,710,000	3,741,190
#144A 3.375% 5/2/19	5,225,000	5,418,921
#144A 3.80% 2/11/25	2,200,000	2,252,798

		35,425,347

Machinery–0.45%
Crane
2.75% 12/15/18	1,905,000	1,954,669
4.45% 12/15/23	8,380,000	8,983,670
Ingersoll-Rand Global Holding 4.25% 6/15/23	13,445,000	14,380,422
Parker Hannifin 3.30% 11/21/24	505,000	530,823
Trinity Industries 4.55% 10/1/24	7,045,000	7,095,886

		32,945,470

Media–2.00%
CC Holdings GS V 3.849% 4/15/23	995,000	1,009,059
#Columbus International 144A 7.375% 3/30/21	6,365,000	6,715,075
Comcast 3.375% 2/15/25	18,290,000	19,151,148
#Cox Communications 144A 3.85% 2/1/25	10,470,000	10,804,496
Grupo Televisa 5.00% 5/13/45	5,135,000	5,370,445
Historic TW 6.875% 6/15/18	17,977,000	20,922,460
Interpublic Group 2.25% 11/15/17	1,485,000	1,497,878
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	8,236,000	9,277,393
#Sky 144A 3.75% 9/16/24	13,210,000	13,684,213
Time Warner Cable 8.25% 4/1/19	13,209,000	16,170,563
Viacom
4.85% 12/15/34	11,665,000	12,088,708
4.875% 6/15/43	13,200,000	13,262,462
#VTR Finance 144A 6.875% 1/15/24	6,790,000	7,061,600
WPP Finance 2010 5.625% 11/15/43	8,560,000	10,126,215

		147,141,715

Metals & Mining–0.40%
ArcelorMittal 10.60% 6/1/19	13,421,000	16,465,889
#Gerdau Holdings 144A 7.00% 1/20/20	3,080,000	3,303,300
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,000,000	1,925,260

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
#Tupy Overseas 144A 6.625% 7/17/24	3,450,000	$3,329,250
Yamana Gold 4.95% 7/15/24	4,385,000	4,319,308

		29,343,007

Multi-Utilities–0.85%
Ameren Illinois 9.75% 11/15/18	14,616,000	18,571,893
American Water Capital 3.40% 3/1/25	6,250,000	6,482,537
CenterPoint Energy 5.95% 2/1/17	299,000	324,452
CMS Energy 6.25% 2/1/20	3,749,000	4,434,092
•Integrys Energy Group 6.11% 12/1/66	9,088,000	8,909,675
NiSource Finance 6.125% 3/1/22	6,578,000	7,911,288
Puget Energy 6.00% 9/1/21	2,034,000	2,404,898
SCANA 4.125% 2/1/22	5,188,000	5,462,362
•Wisconsin Energy 6.25% 5/15/67	8,015,000	8,034,789

		62,535,986

Office Electronics–0.06%
Xerox 6.35% 5/15/18	3,891,000	4,397,429

		4,397,429

Oil, Gas & Consumable Fuels–4.20%
Anadarko Petroleum 4.50% 7/15/44	2,485,000	2,552,592
Chevron
1.961% 3/3/20	7,050,000	7,100,027
2.411% 3/3/22	4,035,000	4,046,330
Cimarex Energy 4.375% 6/1/24	3,940,000	3,930,150
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,322,000	3,465,441
ConocoPhillips 4.30% 11/15/44	3,370,000	3,585,966
Continental Resources 4.50% 4/15/23	16,930,000	16,458,381
•Enbridge Energy Partners 8.05% 10/1/37	7,852,000	8,460,530
Energy Transfer Partners
4.05% 3/15/25	9,870,000	9,973,339
4.90% 3/15/35	3,930,000	3,915,809
5.15% 3/15/45	4,395,000	4,439,302
9.70% 3/15/19	4,776,000	6,008,447
EnLink Midstream Partners 5.05% 4/1/45	6,845,000	6,989,833
•Enterprise Products Operating 7.034% 1/15/68	11,034,000	11,936,669
EOG Resources 3.15% 4/1/25	5,965,000	6,091,178
Exxon Mobil
2.397% 3/6/22	4,225,000	4,262,188
2.709% 3/6/25	13,400,000	13,553,765

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Freeport-McMoran Oil & Gas 6.50% 11/15/20	2,909,000	$3,094,449
#@Georgia-Pacific 144A 2.539% 11/15/19	1,035,000	1,050,440
#KazMunayGas National 144A 6.375% 4/9/21	2,755,000	2,760,510
#Kinder Morgan 144A 5.00% 2/15/21	4,225,000	4,521,371
Kinder Morgan Energy Partners 9.00% 2/1/19	8,231,000	10,034,453
#Lukoil International Finance 144A 3.416% 4/24/18	3,970,000	3,665,303
Newfield Exploration 5.625% 7/1/24	5,105,000	5,334,725
Noble Energy
3.90% 11/15/24	2,855,000	2,910,190
5.05% 11/15/44	5,535,000	5,830,519
Noble Holding International 4.00% 3/16/18	1,855,000	1,866,557
ONEOK Partners 3.80% 3/15/20	3,645,000	3,720,645
ONGC Videsh 3.25% 7/15/19	2,500,000	2,544,615
Petrobras Global Finance
3.00% 1/15/19	3,741,000	3,239,033
4.875% 3/17/20	10,100,000	9,095,050
#Petroleos Mexicanos 144A 4.25% 1/15/25	3,210,000	3,261,521
#Petronas Capital 144A 4.50% 3/18/45	1,135,000	1,144,628
#Petronas Global Sukuk 144A 2.707% 3/18/20	5,475,000	5,508,562
Plains All American Pipeline 8.75% 5/1/19	7,183,000	8,960,965
Pride International 6.875% 8/15/20	18,001,000	20,523,264
#•PTT Exploration & Production 144A 4.875% 12/29/49	4,070,000	4,090,350
Regency Energy Partners 5.875% 3/1/22	2,435,000	2,654,150
Sunoco Logistics Partners Operations 3.45% 1/15/23	10,245,000	10,097,288
Talisman Energy 5.50% 5/15/42	10,460,000	10,396,131
TransCanada PipeLines
3.80% 10/1/20	132,000	140,072
•6.35% 5/15/67	12,098,000	11,765,305
Valero Energy
3.65% 3/15/25	6,190,000	6,343,586
4.90% 3/15/45	3,645,000	3,783,331
Williams 4.55% 6/24/24	5,800,000	5,627,804
Williams Partners
4.00% 9/15/25	10,965,000	10,776,819
7.25% 2/1/17	6,510,000	7,154,920

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Finance
#144A 3.65% 3/5/25	7,645,000	$7,591,875
#144A 8.75% 3/1/19	7,519,000	9,244,047
YPF
#144A 8.75% 4/4/24	1,820,000	1,866,592
#144A 8.875% 12/19/18	1,820,000	1,876,329

		309,245,346

Paper & Forest Products–0.45%
Fibria Overseas Finance 5.25% 5/12/24	3,405,000	3,387,975
Georgia-Pacific
#144A 3.60% 3/1/25	6,335,000	6,507,299
8.00% 1/15/24	13,854,000	18,411,675
Masco 4.45% 4/1/25	4,295,000	4,445,325

		32,752,274

Pharmaceuticals–1.81%
Actavis Funding
3.45% 3/15/22	5,555,000	5,698,425
3.80% 3/15/25	9,145,000	9,457,018
4.55% 3/15/35	1,030,000	1,077,078
AmerisourceBergen 3.25% 3/1/25	4,710,000	4,782,605
#Bayer US Finance 144A 2.375% 10/8/19	4,475,000	4,554,369
EMD Finance
#144A 2.95% 3/19/22	5,010,000	5,076,513
#144A 3.25% 3/19/25	8,210,000	8,323,487
Express Scripts Holding
2.25% 6/15/19	5,730,000	5,761,538
3.50% 6/15/24	7,935,000	8,184,929
Lilly (Eli) 2.75% 6/1/25	4,790,000	4,817,375
Merck
2.35% 2/10/22	5,905,000	5,915,788
2.75% 2/10/25	28,755,000	28,822,085
Perrigo
4.00% 11/15/23	8,890,000	9,305,474
5.30% 11/15/43	2,800,000	3,184,087
Perrigo Finance 3.50% 12/15/21	6,330,000	6,555,987
Zoetis
1.875% 2/1/18	7,750,000	7,759,726
3.25% 2/1/23	13,950,000	13,926,438

		133,202,922

Real Estate Investment Trusts–2.00%
Alexandria Real Estate Equities
4.50% 7/30/29	3,600,000	3,810,370
4.60% 4/1/22	6,817,000	7,214,043
American Tower Trust I
#144A 1.551% 3/15/43	9,885,000	9,872,841
#144A 3.07% 3/15/23	6,675,000	6,726,421

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
AvalonBay Communities 3.50% 11/15/24	11,870,000	$12,219,856
CBL & Associates
4.60% 10/15/24	7,765,000	7,909,584
5.25% 12/1/23	1,285,000	1,377,882
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,831,923
5.25% 2/15/24	5,560,000	6,060,139
DDR
3.625% 2/1/25	3,750,000	3,750,060
7.50% 4/1/17	1,730,000	1,924,198
7.875% 9/1/20	6,092,000	7,601,129
9.625% 3/15/16	478,000	515,682
Education Realty Operating Partnership 4.60% 12/1/24	6,595,000	6,868,758
Excel Trust 4.625% 5/15/24	3,845,000	4,042,049
Hospitality Properties Trust 4.50% 3/15/25	6,075,000	6,227,993
Host Hotels & Resorts
3.75% 10/15/23	11,990,000	12,174,502
4.75% 3/1/23	1,775,000	1,916,139
5.875% 6/15/19	2,475,000	2,568,661
#Omega Healthcare Investors 144A 4.50% 4/1/27	6,710,000	6,624,783
Regency Centers 5.875% 6/15/17	2,897,000	3,168,631
#Trust F/1401 144A 5.25% 12/15/24	4,560,000	4,913,400
#WEA Finance 144A 3.75% 9/17/24	15,585,000	16,151,172
Weyerhaeuser 4.625% 9/15/23	8,148,000	8,972,830

		147,443,046

Real Estate Management & Development–0.07%
Carey (W.P.) 4.60% 4/1/24	5,270,000	5,460,384

		5,460,384

Road & Rail–0.34%
Burlington Northern Santa Fe
3.40% 9/1/24	5,810,000	6,075,796
4.15% 4/1/45	4,965,000	5,187,055
Norfolk Southern 3.85% 1/15/24	12,590,000	13,611,905

		24,874,756

Semiconductors & Semiconductor Equipment–0.23%
National Semiconductor 6.60% 6/15/17	10,220,000	11,440,309
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,331,793

		16,772,102

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.48%
Microsoft
2.70% 2/12/25	3,710,000	$3,729,010
3.50% 2/12/35	3,935,000	3,933,009
3.75% 2/12/45	23,935,000	24,090,195
Oracle 4.30% 7/8/34	3,365,000	3,658,415

		35,410,629

Specialty Retail–0.73%
Bed Bath & Beyond 4.915% 8/1/34	14,740,000	15,834,666
QVC
4.375% 3/15/23	16,300,000	16,634,998
5.45% 8/15/34	7,900,000	7,858,920
Signet UK Finance 4.70% 6/15/24	9,645,000	9,918,484
Target 2.30% 6/26/19	3,070,000	3,147,643

		53,394,711

Textiles, Apparel & Luxury Goods–0.10%
#INVISTA Finance 144A 4.25% 10/15/19	7,405,000	7,395,744

		7,395,744

Transportation Infrastructure–0.05%
#AP Moeller - Maersk 144A 2.55% 9/22/19	3,915,000	3,983,473

		3,983,473

Wireless Telecommunication Services–0.94%
America Movil 5.00% 3/30/20	12,637,000	14,383,686
#Crown Castle Towers 144A 4.883% 8/15/20	30,655,000	33,752,672
Millicom International Cellular
#144A 6.00% 3/15/25	2,700,000	2,703,375
#144A 6.625% 10/15/21	2,750,000	2,918,438
Motorola Solutions 4.00% 9/1/24	9,215,000	9,540,658
#VimpelCom Communications 144A 7.748% 2/2/21	5,705,000	5,669,059

		68,967,888

Total Corporate Bonds (Cost $2,735,166,981)		2,846,850,927

MUNICIPAL BONDS–2.82%
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	4,120,000	4,750,607
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	12,350,000	14,045,037
5.00% 6/1/45	3,900,000	4,417,374

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	$24,292,476
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	8,462,817
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	19,747,238
New Jersey Transportation Trust Fund Authority Transportation Program Series AA 5.00% 6/15/44	4,970,000	5,285,645
New York City, New York Series I 5.00% 8/1/22	2,260,000	2,721,153
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	6,115,000	7,012,193
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	5,202,642
New York State Thruway Authority Series A 5.00% 5/1/19	3,280,000	3,741,266
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	18,055,000	21,877,424
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	25,377,683
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,357,893
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	16,466,135
State of California 5.00% 3/1/45	7,170,000	8,290,671
State of Maryland Local Facilities Series A 5.00% 8/1/21	3,085,000	3,737,755

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
State of Texas Transportation Commission Series A 5.00% 10/1/44	10,395,000	$12,137,618
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	2,365,000	2,897,551
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	9,235,000	12,679,563

Total Municipal Bonds (Cost $171,117,681)		207,500,741

NON-AGENCY ASSET-BACKED SECURITIES–5.25%
AEP Texas Central Transition Funding II 5.17% 1/1/18	2,000,000	2,125,464
Ally Master Owner Trust Series 2012-5 A 1.54% 9/15/19	4,000,000	4,014,816
•Series 2013-2 A 0.625% 4/15/18	5,000,000	5,003,690
•Series 2014-2 A 0.545% 1/16/18	11,750,000	11,749,060
#•ALM VII Series 2012-7A A1 144A 1.677% 10/19/24	14,750,000	14,716,075
American Express Credit Account Master Trust
•Series 2013-2 A 0.595% 5/17/21	4,230,000	4,244,069
•Series 2014-1 A 0.545% 12/15/21	5,100,000	5,088,097
Series 2014-3 A 1.49% 4/15/20	6,195,000	6,244,492
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	4,665,000	4,814,947
#Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	5,999,370
#Series 2014-1A A 144A 2.46% 7/20/20	7,920,000	8,017,598
•BA Credit Card Trust Series 2014-A3 A 0.462% 1/15/20	7,745,000	7,741,732
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	7,190,000	7,224,411
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	1,449,431	1,455,481
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.265% 6/17/19	20,000,000	19,954,660

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust (continued)
•Series 2007-A2 A2 0.255% 12/16/19	6,840,000	$6,814,480
•Series 2014-A4 A 0.535% 6/15/22	7,230,000	7,241,807
#•Cent CLO 20 Series 2013-20A A 144A 1.736% 1/25/26	9,000,000	8,991,900
Chase Issuance Trust
•Series 2007-B1 B1 0.425% 4/15/19	20,592,000	20,478,456
•Series 2013-A9 A 0.595% 11/16/20	7,500,000	7,519,463
•Series 2014-A5 A5 0.545% 4/15/21	7,600,000	7,600,000
•Series 2014-A8 A 0.425% 11/15/18	6,670,000	6,671,667
#•Chesapeake Funding Series 2012-2A A 144A 0.628% 5/7/24	2,619,028	2,619,677
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.594% 7/24/20	4,500,000	4,510,953
•Series 2013-A7 A7 0.605% 9/10/20	750,000	752,183
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	5,708,000	5,692,811
#DB Master Finance Series 2015-1A A2I 144A 3.262% 2/20/45	4,340,000	4,381,968
#Dell Equipment Finance Trust Series 2014-1 A3 144A 0.94% 6/22/20	4,420,000	4,418,815
Discover Card Execution Note Trust Series 2014-A3 A3 1.22% 10/15/19	6,875,000	6,899,867
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.497% 10/20/20	5,572,228	5,529,879
#•Flagship VII Series 2013-7A A1 144A 1.727% 1/20/26	14,000,000	13,946,800
Ford Credit Floorplan Master Owner Trust A #Series 2013-2 A 144A 2.09% 3/15/22	11,600,000	11,614,384
Series 2013-3 B 1.14% 6/15/17	3,180,000	3,184,392
GE Dealer Floorplan Master Note Trust
•Series 2014-2 A 0.626% 10/20/19	925,000	924,548
•Series 2015-1 A 0.676% 1/20/20	5,010,000	5,013,116
Golden Credit Card Trust #Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,421,844

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Golden Credit Card Trust (continued)
#•Series 2014-2A A 144A 0.625% 3/15/21	12,895,000	$12,899,384
#GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	5,600,000	5,594,221
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	1,801,800	1,806,305
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	7,145,000	7,151,373
#•JFIN CLO Series 2014-1A A 144A 1.757% 4/20/25	9,500,000	9,475,300
#•KKR Financial CLO Series 2013-1A A1 144A 1.403% 7/15/25	10,000,000	9,867,000
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.497% 7/20/22	12,356,340	12,227,834
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	40,985	40,866
Mid-State Trust Series 11 A1 4.864% 7/15/38	655,964	696,444
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	6,750,000	6,723,067
#•Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.854% 9/25/18	1,000,000	1,000,789
Nissan Auto Lease Trust Series 2014-A A4 1.04% 10/15/19	5,900,000	5,905,210
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	7,870,000	7,868,772
Series 2014-1 A 1.61% 11/15/20	6,405,000	6,423,619
Series 2015-1 A 2.37% 3/15/23	6,245,000	6,325,891
#•Telos CLO Series 2013-4A A 144A 1.553% 7/17/24	11,500,000	11,389,600
Trade MAPS 1
#•Series 2013-1A A 144A 0.875% 12/10/18	3,970,000	3,967,749
#•Series 2013-1A B 144A 1.425% 12/10/18	5,491,000	5,492,631
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.575% 10/15/15	522,000	522,188
#•Venture XVI CLO Series 2014-16A A1L 144A 1.753% 4/15/26	12,000,000	11,983,200
Volkswagen Auto Lease Trust
•Series 2014-A A2B 0.386% 10/20/16	1,026,533	1,026,015

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust (continued)
Series 2015-A A3 1.25% 12/20/17	5,365,000	$5,372,892
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	2,530,000	2,525,039
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	4,291,916

Total Non-Agency Asset-Backed Securities (Cost $384,982,646)		386,200,277

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.11%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	101,356	104,425
•Bank of America Mortgage Securities Series 2004-L 4A1 2.566% 1/25/35	318,648	314,727
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	213,835	223,858
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	107,005	113,169
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	221,040	220,012
#•Sequoia Mortgage Trust Series 2013-11 B1 144A 3.705% 9/25/43	3,222,211	3,137,921
#•Springleaf Mortgage Loan Trust Series 2012-1A A 144A 2.667% 9/25/57	3,287,426	3,329,837
•Structured ARM Loan Trust Series 2004-3AC A2 2.397% 3/25/34	131,890	132,996
tWaMu Mortgage Pass Through Certificates Trust Series 2003-S10 A2 5.00% 10/25/18	195,557	200,671

Total Non-Agency Collateralized Mortgage Obligations (Cost $7,711,770)		7,777,616

«SENIOR SECURED LOANS–0.86%
Avago Technologies Tranche B 1st Lien 3.75% 5/6/21	8,030,706	8,058,091
FCA US Tranche B 1st Lien 3.50% 5/24/17	5,858,270	5,868,024
First Data Tranche B 1st Lien 4.174% 3/24/21	15,000,000	15,067,200
Level 3 Financing Tranche B 4.00% 1/15/20	11,950,000	11,992,363
PQ 1st Lien 4.00% 8/7/17	5,924,242	5,913,134

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Univision Communications Tranche C4 4.00% 3/1/20		11,758,895	$11,753,662
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		4,721,868	4,735,656

Total Senior Secured Loans (Cost $62,858,410)			63,388,130

ΔSOVEREIGN BONDS–1.42%
Armenia–0.06%
#Republic of Armenia 144A 7.15% 3/26/25		4,300,000	4,214,000

			4,214,000

Brazil–0.02%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	4,262,000	1,269,249

			1,269,249

Chile–0.05%
Chile Government International Bond 5.50% 8/5/20	CLP	2,274,000,000	3,889,068

			3,889,068

Colombia–0.10%
Colombia Government International Bonds
4.375% 3/21/23	COP	2,910,000,000	1,023,604
5.00% 6/15/45		4,900,000	5,059,250
9.85% 6/28/27	COP	2,580,000,000	1,288,775

			7,371,629

Costa Rica–0.05%
Costa Rica Government International Bond 5.625% 4/30/43		4,197,000	3,688,114

			3,688,114

Dominican Republic–0.07%
Dominican Republic International Bonds
#144A 5.50% 1/27/25		2,700,000	2,801,250
#144A 6.85% 1/27/45		2,600,000	2,743,000

			5,544,250

Indonesia–0.12%
#Indonesia Government International Bond 144A 4.625% 4/15/43		3,525,000	3,458,906
Indonesia Treasury Bond 8.375% 3/15/24	IDR	66,167,000,000	5,390,776

			8,849,682

Italy–0.52%
Italy Buoni Poliennali Del Tesoro 1.35% 4/15/22	EUR	11,033,000	12,205,147

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy (continued)
Italy Buoni Poliennali Del Tesoro (continued)
2.50% 12/1/24	EUR	21,689,000	$25,998,808

			38,203,955

Ivory Coast–0.05%
#Ivory Coast Government International Bond 144A
6.375% 3/3/28		3,491,000	3,508,455

			3,508,455

Kazakhstan–0.08%
#Kazakhstan Government International Bond 144A
3.875% 10/14/24		6,262,000	5,816,772

			5,816,772

Mexico–0.06%
Mexican Bonos 7.50% 6/3/27	MXN	66,128,000	4,823,004

			4,823,004

Pakistan–0.07%
#Pakistan Government International Bond 144A 7.25% 4/15/19		4,719,000	4,874,232

			4,874,232

Peru–0.05%
#Peruvian Government International Bond 144A 6.95% 8/12/31	PEN	12,000,000	3,993,213

			3,993,213

Senegal–0.02%
#Senegal Government International Bond 144A 6.25% 7/30/24		1,300,000	1,273,306

			1,273,306

South Africa–0.07%
South Africa Government Bond 8.00% 1/31/30	ZAR	60,453,000	4,920,894

			4,920,894

Sweden–0.00%
Sweden Government Bonds
1.50% 11/13/23	SEK	645,000	82,462
3.00% 7/12/16	SEK	1,270,000	153,690

			236,152

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay–0.03%
Uruguay Government International Bond 5.10% 6/18/50		1,836,000	$1,914,030

			1,914,030

Total Sovereign Bonds (Cost $105,732,402)			104,390,005

SUPRANATIONAL BANKS–0.15%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	158,700,000	2,535,116
7.375% 4/15/19	IDR	21,820,000,000	1,660,072
Inter-American Development Bank
6.00% 9/5/17	INR	235,400,000	3,761,854
7.25% 7/17/17	IDR	20,780,000,000	1,565,056
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	2,338,000	1,828,026

Total Supranational Banks (Cost $11,837,177)			11,350,124

U.S. TREASURY OBLIGATIONS–9.80%
U.S. Treasury Bonds
2.50% 2/15/45		157,485,000	156,057,871
5.25% 2/15/29		42,275,000	57,840,782
U.S. Treasury Notes
¥1.375% 2/29/20		77,895,000	77,919,303
1.375% 3/31/20		235,130,000	235,185,020
2.00% 2/15/25		139,955,000	140,851,552
2.25% 11/15/24		52,285,000	53,755,516

Total U.S. Treasury Obligations (Cost $715,465,181)			721,610,044

		Number of Shares

PREFERRED STOCK–0.45%
Alabama Power 5.625%		137,242	3,527,119
•Bank of America 6.10%		4,480,000	4,555,600
•Integrys Energy Group 6.00%		285,850	8,035,243
•Morgan Stanley 5.55%		10,450,000	10,580,625
National Retail Properties 5.70%		147,630	3,683,369
Public Storage 5.20%		125,605	3,042,153

Total Preferred Stock (Cost $32,136,072)			33,424,109

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.00%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	277,283	$277,283

Total Money Market Fund (Cost $277,283)		277,283

	Principal Amount°

SHORT-TERM INVESTMENTS–19.39%
Certificates of Deposit–7.41%
Abbey National Treasury Services 0.50% 10/15/15	7,250,000	7,252,067
Banco Estado Chile
0.20% 4/7/15	25,000,000	25,000,145
0.20% 5/11/15	32,000,000	32,000,362
0.39% 11/16/15	9,750,000	9,750,579
Bank of Montreal Chicago
0.18% 5/11/15	25,000,000	25,001,137
0.23% 5/13/15	37,000,000	37,003,970
Bank of Nova Scotia Houston 0.21% 5/18/15	40,000,000	40,007,464
BNP Paribas New York Branch 0.51% 11/16/15	7,250,000	7,249,620
Canadian Imperial Bank of Commerce New York 0.28% 5/26/15	52,675,000	52,676,638
Credit Suisse New York 0.22% 5/7/15	25,000,000	25,000,770
DnB NOR Bank New York 0.20% 4/1/15	65,000,000	65,000,019
HSBC Bank USA
0.27% 7/13/15	20,000,000	20,002,880
0.315% 9/15/15	40,000,000	39,995,336
Lloyds TSB Bank New York 0.47% 10/16/15	9,750,000	9,751,724
Rabobank Nederland New York 0.30% 9/10/15	50,000,000	50,006,775
Standard Chartered Bank New York 0.32% 8/17/15	25,000,000	24,999,033
Toronto Dominion Bank New York
0.18% 5/19/15	50,000,000	50,001,015
0.20% 7/29/15	25,000,000	24,998,750

		545,698,284

≠Discounted Commercial Paper–11.98%
Abbey National North America 0.12% 4/1/15	65,000,000	65,000,000
Abbott Laboratories 0.12% 6/23/15	10,000,000	9,997,947
Astrazeneca 0.12% 6/25/15	34,955,000	34,941,056
Barclays US Funding 0.25% 4/30/15	38,975,000	38,970,128

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
BASF 0.01% 4/1/15	35,165,000	$35,165,000
BNP Paribas Finance
0.11% 4/2/15	35,000,000	34,999,818
0.22% 4/6/15	25,000,000	24,999,583
Brown University 0.10% 6/17/15	6,500,000	6,498,700
Cornell University
0.09% 4/9/15	9,000,000	8,999,820
0.12% 5/12/15	5,000,000	4,999,350
0.12% 5/27/15	8,750,000	8,748,513
0.12% 6/9/15	6,800,000	6,798,368
Credit Agricole CIB New York 0.02% 4/1/15	8,000,000	8,000,000
General Electric Capital 0.27% 8/25/15	50,000,000	49,952,020
HSBC USA 0.24% 4/20/15	5,000,000	4,999,728
Illinois Tool Works 0.10% 4/2/15	35,590,000	35,589,744
JPMorgan Securities
0.301% 8/4/15	15,000,000	14,987,085
0.46% 4/9/15	55,000,000	54,998,350
KFW 0.12% 4/10/15	29,800,000	29,799,669
Kimberly-Clark
0.10% 5/4/15	19,000,000	18,997,399
0.22% 4/6/15	51,280,000	51,278,974
Koch Resources 0.10% 4/1/15	23,000,000	22,999,943

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
Koch Resources (continued) 0.10% 4/7/15	35,000,000	$34,999,387
Leland Stanford Junior University 0.10% 5/7/15	1,602,000	1,601,856
Lloyds Bank 0.21% 5/4/15	50,000,000	49,992,585
L’oreal USA
0.11% 4/28/15	37,400,000	37,396,858
0.11% 5/6/15	17,940,000	17,937,883
Merck ×0.08% 4/16/15	40,000,000	39,999,288
PNC Bank 0.281% 7/13/15	25,000,000	24,984,183
Roche Holdings 0.11% 7/14/15	14,600,000	14,591,909
Toyota Motor Credit 0.24% 9/14/15	31,350,000	31,328,475
University of California 0.12% 4/13/15	10,000,000	9,999,700
Westpac Securities New Zealand 0.27% 7/20/15	25,000,000	24,989,440
Yale University
0.10% 6/3/15	17,000,000	16,995,376
0.10% 6/15/15	5,000,000	4,998,301

		881,536,436

Total Short Term Investments (Cost $1,427,177,551)		1,427,234,720

TOTAL VALUE OF SECURITIES–114.08% (Cost $8,213,254,014)	$8,399,504,122
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(14.08%)	(1,036,917,737)

NET ASSETS APPLICABLE TO 520,653,585 SHARES OUTSTANDING–100.00%	$7,362,586,385

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $1,290,037,487, which represents 17.52% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $1,050,440, which represents 0.01% of the Fund’s net assets.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one

LVIP Delaware Bond Fund–19

LVIP Delaware Bond Fund

Schedule of Investments (continued)

or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

×

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2015, the aggregate value of these securities was $39,999,288, which represented 0.54% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	COP	(4,291,312,517)	USD	1,660,564	4/30/15	$16,336
TD	EUR	(15,873,471)	USD	17,220,944	4/30/15	142,796

						$159,132

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(2,675)	U.S. Treasury 10 yr Notes	$(343,303,841)	$(344,824,219)	6/22/15	$(1,520,377)
3,298	U.S. Treasury 5 yr Notes	396,034,518	396,455,672	7/1/15	421,153

		$52,730,677			$(1,099,224)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Bond Fund–20

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

BRL–Brazilian Real

CLP–Chilean Peso

COP–Colombian Peso

EUR–Euro

GBP–British Pound Sterling

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transaction, Inc.

MXN–Mexican Peso

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

REMIC–Real Estate Mortgage Investment Conduit

S.F.–Single Family

SEK–Swedish Krona

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$110,435,566	$$110,435,566
Agency Mortgage-Backed Securities	—	2,007,937,857	2,007,937,857
Agency Obligations	—	46,001,682	46,001,682
Commercial Mortgage-Backed Securities	—	425,125,041	$425,125,041
Corporate Bonds	—	2,846,850,927	2,846,850,927
Municipal Bonds	—	207,500,741	207,500,741
Non-Agency Asset-Backed Securities	—	386,200,277	386,200,277
Non-Agency Collateralized Mortgage Obligations	—	7,777,616	7,777,616
Senior Secured Loans	—	63,388,130	63,388,130
Sovereign Bonds	—	104,390,005	104,390,005
Supranational Banks	—	11,350,124	11,350,124
U.S. Treasury Obligations	—	721,610,044	721,610,044
Preferred Stock	18,287,884	15,136,225	33,424,109
Money Market Fund	277,283	—	277,283
Short-Term Investments	—	1,427,234,720	1,427,234,720

Total	$18,565,167	$8,380,938,955	$8,399,504,122

Foreign Currency Exchange Contracts	$—	$159,132	$159,132

Futures Contracts	$(1,099,224)	$—	$(1,099,224)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Bond Fund –21

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.28%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C01 M1 1.774% 1/25/24	2,217,536	$2,229,970
•Series 2015-C01 1M1 1.674% 2/25/25	3,085,721	3,106,858
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,522	5,164
•Series 2005-106 QF 0.684% 12/25/35	1,885,847	1,903,393
•Series 2006-40 F 0.474% 5/25/36	171,505	172,101
Freddie Mac REMICs
•Series 3152 JF 0.625% 8/15/35	166,799	167,986
•Series 3311 VF 0.415% 5/15/37	357,418	357,797
•Series 3780 LF 0.575% 3/15/29	30,100	30,134
•Series 3800 AF 0.675% 2/15/41	544,536	549,075
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN2 M1 1.024% 4/25/24	3,453,850	3,450,375
•Series 2015-DN1 M1 1.424% 1/25/25	587,737	588,935
•GNMA Series 2010-46 MF 0.575% 5/16/34	435,011	437,794

Total Agency Collateralized Mortgage Obligations (Cost $12,952,379)		12,999,582

CONVERTIBLE BONDS–0.25%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	90,000	88,706
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	150,000	156,469
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	207,000	200,402
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	22,000	21,876
Cemex 3.25% exercise price $9.65, expiration date 3/9/16	13,000	14,617
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	26,000	25,139

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Chesapeake Energy 2.50% exercise price $47.77, expiration date 5/15/37	21,000	$20,226
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	23,000	28,304
fGeneral Cable 4.50% exercise price $34.47, expiration date 11/15/29	83,000	66,141
Jefferies Group 3.875% exercise price $44.94, expiration date 10/31/29	175,000	177,516
#Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43	38,000	37,335
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	110,000	114,331
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	42,000	186,926
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	323,000	322,193
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	250,750
SanDisk 1.50% exercise price $51.16, expiration date 8/11/17	199,000	272,008
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	27,000	24,823
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	184,000	184,231
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	190,000	132,050
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	76,000	75,905
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	126,000	76,860
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	90,000	96,863

Total Convertible Bonds (Cost $2,438,165)		2,573,671

LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK–0.05%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	280	$12,275
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	1,875	28,623
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	87	75,364
Crown Castle International 4.50% exercise price $90.25, expiration date 11/1/16	1,120	117,410
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	490	53,483
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,045	71,166
Maiden Holdings 7.25% exercise price $15.35, expiration date 9/15/16	1,653	86,518
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	520	19,825

Total Convertible Preferred Stock (Cost $552,594)		464,664

	Principal Amount°

CORPORATE BONDS–70.58%
Aerospace & Defense–0.75%
•Rockwell Collins 0.621% 12/15/16	7,610,000	7,620,380

		7,620,380

Air Freight & Logistics–0.12%
#Aviation Capital Group 144A 6.75% 4/6/21	1,095,000	1,247,713

		1,247,713

Airlines–0.28%
#tAir Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	565,000	565,000
tAmerican Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	645,000	667,575
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	180,000	181,350
tUnited Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	495,000	522,225
tUnited Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	885,000	922,613

		2,858,763

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components–0.34%
BorgWarner 3.375% 3/15/25	305,000	$314,581
#TRW Automotive 144A 4.45% 12/1/23	3,060,000	3,090,600

		3,405,181

Automobiles–3.77%
Daimler Finance North America
#•144A 0.595% 8/1/17	6,340,000	6,331,783
#•144A 0.615% 3/10/17	5,400,000	5,407,339
General Motors 3.50% 10/2/18	4,865,000	5,008,809
•PACCAR Financial 0.864% 12/6/18	5,850,000	5,886,697
Toyota Motor Credit 2.00% 10/24/18	6,700,000	6,842,301
#•Volkswagen International Finance 144A 0.696% 11/18/16	8,755,000	8,775,049

		38,251,978

Beverages–1.75%
•Anheuser-Busch InBev Finance 0.655% 2/1/19	4,060,000	4,063,743
Constellation Brands 4.25% 5/1/23	230,000	237,187
•PepsiCo 0.471% 2/26/16	4,925,000	4,931,664
#Pernod-Ricard 144A 5.75% 4/7/21	1,725,000	2,004,397
#•SABMiller Holdings 144A 0.945% 8/1/18	6,520,000	6,544,417

		17,781,408

Biotechnology–0.07%
Genzyme 3.625% 6/15/15	700,000	704,411

		704,411

Capital Markets–1.15%
Affiliated Managers Group 3.50% 8/1/25	990,000	990,897
•Bank of New York Mellon 0.747% 9/11/19	6,470,000	6,442,787
•Goldman Sachs Group 1.455% 4/30/18	2,290,000	2,323,510
Jefferies Group 5.125% 1/20/23	1,695,000	1,762,236
Lazard Group 6.85% 6/15/17	163,000	181,180

		11,700,610

Chemicals–0.89%
CF Industries
6.875% 5/1/18	1,240,000	1,414,621
7.125% 5/1/20	500,000	603,128
Dow Chemical 8.55% 5/15/19	475,000	595,241
Methanex 4.25% 12/1/24	1,355,000	1,375,546
#OCP 144A 5.625% 4/25/24	2,355,000	2,569,894

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Potash of Saskatchewan 3.00% 4/1/25	725,000	$727,494
PPG Industries 2.30% 11/15/19	915,000	926,352
Rockwood Specialties Group 4.625% 10/15/20	820,000	855,875

		9,068,151

Commercial Banks–8.20%
•Abbey National Treasury Services 0.78% 3/13/17	2,500,000	2,501,955
•Bank of Montreal 0.773% 7/15/16	4,320,000	4,340,032
Bank of Nova Scotia
•0.671% 3/15/16	2,100,000	2,107,031
•0.773% 7/15/16	4,860,000	4,883,775
Barclays Bank 7.625% 11/21/22	600,000	703,500
•BB&T 1.131% 6/15/18	3,635,000	3,672,157
#BBVA Banco Continental 144A 5.00% 8/26/22	635,000	678,180
BBVA Bancomer
#144A 6.50% 3/10/21	785,000	872,826
#144A 7.25% 4/22/20	685,000	760,350
Branch Banking & Trust
•0.562% 5/23/17	2,575,000	2,558,839
•0.59% 9/13/16	1,755,000	1,749,231
#•CoBank 144A 0.871% 6/15/22	425,000	400,443
#Credit Suisse 144A 6.50% 8/8/23	945,000	1,081,351
#Credit Suisse Group Funding Guernsey 144A 3.75% 3/26/25	520,000	527,170
#Export-Import Bank of China 144A 2.50% 7/31/19	2,545,000	2,581,836
•Export-Import Bank of Korea 1.003% 1/14/17	5,000,000	5,025,910
•Fifth Third Bank 0.671% 2/26/16	6,390,000	6,399,873
#•HSBC Bank 144A 0.897% 5/15/18	3,800,000	3,820,398
#•ING Bank 144A 1.907% 9/25/15	1,500,000	1,510,332
•MUFG Union Bank 1.019% 9/26/16	5,000,000	5,027,920
•National City Bank 0.634% 6/7/17	3,360,000	3,345,360
#•Oversea-Chinese Banking 144A 4.00% 10/15/24	210,000	219,137
#•PNC Preferred Funding Trust II 144A 1.493% 3/31/49	6,200,000	5,704,000
•Royal Bank of Canada 0.724% 9/9/16	2,490,000	2,499,656
#•Standard Chartered 144A 6.50% 12/29/49	650,000	656,397
•SunTrust Bank 0.553% 8/24/15	1,415,000	1,414,594

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
SVB Financial Group 3.50% 1/29/25	770,000	$766,539
•Svenska Handelsbanken 0.715% 3/21/16	1,385,000	1,390,515
•Toronto-Dominion Bank 0.805% 4/30/18	2,800,000	2,814,025
•USB Capital IX 3.50% 10/29/49	465,000	387,113
Wells Fargo
•0.935% 1/30/20	11,655,000	11,729,033
•5.875% 6/15/50	450,000	477,090
Woori Bank #144A 2.875% 10/2/18	285,000	293,141
#144A 4.75% 4/30/24	200,000	214,174

		83,113,883

Commercial Services & Supplies–0.20%
#CDK Global 144A 4.50% 10/15/24	1,245,000	1,285,641
#HPHT Finance 15 144A 2.875% 3/17/20	695,000	702,900

		1,988,541

Communications Equipment–1.24%
•Cisco Systems 0.762% 3/1/19	12,480,000	12,588,064

		12,588,064

Computers & Peripherals–1.71%
•Apple 0.555% 5/6/19	14,990,000	15,071,306
#Seagate HDD Cayman 144A 4.75% 1/1/25	2,205,000	2,287,705

		17,359,011

Construction Materials–0.41%
#•Cemex 144A 5.003% 10/15/18	2,965,000	3,104,355
#Hutchison Whampoa International 14 144A 3.625% 10/31/24	1,020,000	1,047,054

		4,151,409

Consumer Finance–0.72%
•Bank of America 0.727% 11/14/16	6,025,000	6,031,031
#INVISTA Finance 144A 4.25% 10/15/19	1,280,000	1,278,400

		7,309,431

Containers & Packaging–0.10%
#Beverage Packaging Holdings Luxembourg II 144A 6.00% 6/15/17	1,000,000	1,005,000

		1,005,000

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–8.43%
Bank of America
•0.513% 10/14/16	1,350,000	$1,345,608
•1.293% 1/15/19	8,250,000	8,370,648
CME Group 3.00% 3/15/25	915,000	925,452
Credit Suisse Group
#•144A 6.25% 12/29/49	1,190,000	1,172,745
#•144A 7.50% 12/11/49	225,000	242,156
#ERAC USA Finance 144A 4.50% 8/16/21	2,650,000	2,915,564
•Ford Motor Credit 1.182% 11/4/19	9,000,000	9,017,712
General Electric Capital
•0.635% 5/5/26	2,000,000	1,881,026
•0.872% 1/9/20	5,740,000	5,778,860
•1.271% 3/15/23	2,450,000	2,486,169
#144A 3.80% 6/18/19	250,000	267,828
6.00% 8/7/19	1,385,000	1,619,503
•7.125% 12/15/49	2,400,000	2,826,000
Goldman Sachs Group 2.60% 4/23/20	1,100,000	1,112,992
•HSBC Holdings 6.375% 3/29/49	695,000	712,375
#Hyundai Capital America 144A 4.00% 6/8/17	690,000	724,830
#•Hyundai Capital Services 144A 1.07% 3/18/17	2,895,000	2,900,049
JPMorgan Chase
2.25% 1/23/20	635,000	636,785
•6.75% 8/29/49	645,000	703,050
•JPMorgan Chase Bank 0.60% 6/13/16	7,955,000	7,935,852
Lloyds Banking Group
4.50% 11/4/24	2,470,000	2,570,544
•7.50% 4/30/49	1,325,000	1,411,125
•Morgan Stanley 1.396% 1/27/20	9,705,000	9,861,580
National Rural Utilities Cooperative Finance
•0.511% 5/27/16	9,925,000	9,930,022
•4.75% 4/30/43	2,790,000	2,805,345
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25	865,000	879,266
#•USB Realty 144A 1.40% 12/22/49	4,900,000	4,483,500

		85,516,586

Diversified Telecommunication Services–3.28%
AT&T
•0.937% 3/11/19	6,200,000	6,146,110
•1.171% 11/27/18	4,655,000	4,720,649
CenturyLink 5.80% 3/15/22	1,395,000	1,459,519
#Digicel Group 144A 8.25% 9/30/20	2,020,000	2,033,130
#Oi 144A 5.75% 2/10/22	380,000	313,690

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
SBA Tower Trust #144A 2.24% 4/16/18	465,000	$465,354
#144A 2.898% 10/15/19	1,145,000	1,158,916
#SES 144A 3.60% 4/4/23	1,705,000	1,789,149
Telefonica Emisiones 4.57% 4/27/23	1,110,000	1,223,529
#Telemar Norte Leste 144A 5.50% 10/23/20	215,000	189,953
Verizon Communications
2.00% 11/1/16	1,255,000	1,273,820
•2.021% 9/14/18	12,005,000	12,531,971

		33,305,790

Electric Utilities–5.52%
#American Transmission Systems 144A 5.25% 1/15/22	4,170,000	4,797,877
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,628,578
Cleveland Electric Illuminating 5.50% 8/15/24	1,825,000	2,201,549
Commonwealth Edison 2.15% 1/15/19	3,000,000	3,066,768
DTE Energy 2.40% 12/1/19	1,180,000	1,200,499
•Duke Energy Indiana 0.602% 7/11/16	5,695,000	5,702,523
Electricite de France
#•144A 0.717% 1/20/17	5,465,000	5,476,181
#•144A 5.25% 12/29/49	1,980,000	2,071,080
#•Enel 144A 8.75% 9/24/73	1,543,000	1,864,675
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,349,476
Entergy Mississippi 3.10% 7/1/23	250,000	255,768
•Georgia Power 0.591% 3/15/16	5,400,000	5,398,288
Great Plains Energy 4.85% 6/1/21	3,255,000	3,645,219
ITC Holdings 3.65% 6/15/24	1,570,000	1,630,365
NextEra Energy Capital Holdings 2.70% 9/15/19	7,255,000	7,441,541
•NSTAR Electric 0.497% 5/17/16	1,750,000	1,748,729
NV Energy 6.25% 11/15/20	800,000	950,612
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	2,535,000	2,585,472

		56,015,200

Electronic Equipment, Instruments & Components–0.26%
Thermo Fisher Scientific 3.30% 2/15/22	2,520,000	2,587,881

		2,587,881

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services–0.13%
Noble Holding International 3.05% 3/1/16	1,300,000	$1,307,657

		1,307,657

Food & Staples Retailing–0.10%
#Cencosud 144A 5.15% 2/12/25	970,000	960,033

		960,033

Food Products–1.86%
#BRF 144A 3.95% 5/22/23	550,000	512,023
Campbell Soup 3.30% 3/19/25	1,245,000	1,268,445
General Mills
•0.456% 1/28/16	4,245,000	4,241,995
•0.553% 1/29/16	1,730,000	1,730,242
Ingredion 1.80% 9/25/17	1,500,000	1,500,774
#JBS Investments 144A 7.75% 10/28/20	1,110,000	1,179,375
#Minerva Luxembourg 144A 7.75% 1/31/23	515,000	508,563
•Mondelez International 0.775% 2/1/19	5,725,000	5,678,799
Smucker (J.M.)
#144A 3.00% 3/15/22	315,000	320,229
#144A 3.50% 3/15/25	1,825,000	1,880,055

		18,820,500

Health Care Equipment & Supplies–1.44%
Boston Scientific 6.00% 1/15/20	465,000	535,784
CareFusion 6.375% 8/1/19	1,615,000	1,889,965
•Medtronic 0.351% 2/27/17	11,200,000	11,170,846
Zimmer Holdings 3.55% 4/1/25	975,000	996,449

		14,593,044

Health Care Providers & Services–0.39%
•McKesson 0.665% 9/10/15	4,000,000	4,001,720

		4,001,720

Hotels, Restaurants & Leisure–0.66%
Carnival 1.20% 2/5/16	1,445,000	1,447,470
International Game Technology 5.35% 10/15/23	2,020,000	2,052,570
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	1,635,000	1,681,359
Wyndham Worldwide 4.25% 3/1/22	1,470,000	1,536,344

		6,717,743

Insurance–4.34%
Berkshire Hathaway Finance
•0.402% 1/10/17	6,460,000	6,463,941
2.90% 10/15/20	7,100,000	7,508,300
•Chubb 6.375% 3/29/67	1,045,000	1,112,925

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#•Metropolitan Life Global Funding I 144A 0.783% 7/15/16	6,500,000	$6,534,281
#•Pricoa Global Funding I 144A 0.527% 8/19/15	2,000,000	2,001,108
#•Principal Life Global Funding II 144A 0.631% 5/27/16	3,170,000	3,177,738
Prudential Financial
•1.037% 8/15/18	8,742,000	8,801,131
•5.625% 6/15/43	630,000	670,950
•5.875% 9/15/42	565,000	616,556
#TIAA Asset Management Finance 144A 2.95% 11/1/19	5,110,000	5,242,778
•Voya Financial 5.65% 5/15/53	735,000	771,750
XLIT
4.45% 3/31/25	590,000	595,008
•6.50% 12/29/49	530,000	470,375

		43,966,841

Internet & Catalog Retail–0.09%
Priceline Group 3.65% 3/15/25	865,000	882,075

		882,075

Internet Software & Services–0.89%
#•Alibaba Group Holding 144A 0.782% 11/28/17	4,705,000	4,693,030
Baidu
2.75% 6/9/19	1,000,000	1,012,337
3.25% 8/6/18	1,445,000	1,499,225
Tencent Holdings
#144A 2.875% 2/11/20	545,000	549,582
#144A 3.375% 5/2/19	860,000	891,918
#144A 3.80% 2/11/25	325,000	332,800

		8,978,892

Machinery–0.16%
Crane 2.75% 12/15/18	355,000	364,256
Trinity Industries 4.55% 10/1/24	1,235,000	1,243,920

		1,608,176

Media–1.91%
#Columbus International 144A 7.375% 3/30/21	1,970,000	2,078,350
#Cox Communications 144A 3.85% 2/1/25	1,445,000	1,491,165
Historic TW 6.875% 6/15/18	430,000	500,454
#•NBCUniversal Enterprise 144A 0.938% 4/15/18	10,385,000	10,469,098
Time Warner Cable
4.00% 9/1/21	1,030,000	1,104,045
8.25% 4/1/19	3,015,000	3,690,987

		19,334,099

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining–0.46%
ArcelorMittal 10.60% 6/1/19	415,000	$509,153
#FMG Resources August 2006 144A 6.875% 4/1/22	760,000	564,300
#Gerdau Holdings 144A 7.00% 1/20/20	935,000	1,002,787
•Rio Tinto Finance USA 1.111% 6/17/16	1,975,000	1,980,034
Yamana Gold 4.95% 7/15/24	605,000	595,937

		4,652,211

Multi-Utilities–0.94%
Ameren Illinois 9.75% 11/15/18	385,000	489,202
CenterPoint Energy 6.50% 5/1/18	850,000	967,841
•Integrys Energy Group 6.11% 12/1/66	870,000	852,929
•Laclede Group 1.007% 8/15/17	5,900,000	5,896,253
Sempra Energy 2.875% 10/1/22	495,000	495,688
•Wisconsin Energy 6.25% 5/15/67	856,000	858,113

		9,560,026

Oil, Gas & Consumable Fuels–7.11%
•Chesapeake Energy 3.503% 4/15/19	3,250,000	3,136,250
Chevron
•0.792% 3/3/22	5,645,000	5,665,757
1.961% 3/3/20	1,065,000	1,072,557
2.411% 3/3/22	610,000	611,713
Cimarex Energy 4.375% 6/1/24	655,000	653,363
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	375,544
Continental Resources 4.50% 4/15/23	460,000	447,186
•Enbridge Energy Partners 8.05% 10/1/37	855,000	921,263
Energy Transfer Partners 4.05% 3/15/25	2,365,000	2,389,762
•Enterprise Products Operating 7.034% 1/15/68	995,000	1,076,399
EOG Resources 3.15% 4/1/25	850,000	867,980
Exxon Mobil
•0.634% 3/6/22	10,640,000	10,679,379
2.397% 3/6/22	640,000	645,633
2.709% 3/6/25	610,000	617,000
Freeport-McMoran Oil & Gas 6.50% 11/15/20	428,000	455,285
Noble Holding International 4.00% 3/16/18	170,000	171,059
ONEOK Partners 3.80% 3/15/20	505,000	515,480
ONGC Videsh 3.25% 7/15/19	200,000	203,569

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petrobras Global Finance
•2.393% 1/15/19	2,540,000	$2,206,625
3.00% 1/15/19	70,000	60,607
4.875% 3/17/20	1,160,000	1,044,580
#Petronas Global Sukuk 144A 2.707% 3/18/20	760,000	764,659
Regency Energy Partners 5.875% 3/1/22	365,000	397,850
Statoil
•0.547% 5/15/18	4,870,000	4,857,304
•0.716% 11/8/18	7,240,000	7,246,190
•Total Capital International 0.826% 8/10/18	8,620,000	8,672,668
TransCanada PipeLines
•0.953% 6/30/16	7,732,000	7,758,095
•6.35% 5/15/67	1,285,000	1,249,663
Valero Energy 3.65% 3/15/25	865,000	886,462
Williams Partners
4.00% 9/15/25	2,100,000	2,063,960
7.25% 2/1/17	575,000	631,963
#Woodside Finance 144A 8.75% 3/1/19	2,070,000	2,544,910
•YPF 7.758% 8/15/18	1,235,294	1,260,000

		72,150,715

Paper & Forest Products–0.33%
Fibria Overseas Finance 5.25% 5/12/24	725,000	721,375
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,495,101
#Inversiones 144A 6.125% 11/5/19	465,000	517,545
Masco 4.45% 4/1/25	595,000	615,825

		3,349,846

Pharmaceuticals–5.24%
Actavis Funding
•1.348% 3/12/18	2,985,000	3,005,999
3.45% 3/15/22	1,345,000	1,379,727
Allergan 1.35% 3/15/18	4,500,000	4,424,580
AmerisourceBergen 3.25% 3/1/25	715,000	726,022
#•Bayer US Finance 144A 0.551% 10/6/17	8,000,000	8,008,920
EMD Finance
#144A 2.95% 3/19/22	625,000	633,297
#144A 3.25% 3/19/25	1,215,000	1,231,795
Express Scripts Holding 2.25% 6/15/19	1,055,000	1,060,807
Lilly (Eli) 2.75% 6/1/25	725,000	729,143
Merck
•0.616% 5/18/18	7,495,000	7,523,916

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Merck (continued)
2.35% 2/10/22	885,000	$886,617
2.75% 2/10/25	1,585,000	1,585,754
Perrigo 4.00% 11/15/23	1,235,000	1,292,718
Perrigo Finance 3.50% 12/15/21	1,465,000	1,517,302
•Pfizer 0.571% 6/15/18	11,140,000	11,152,432
Zoetis 1.875% 2/1/18	8,013,000	8,023,056

		53,182,085

Real Estate Investment Trusts–1.22%
Alexandria Real Estate Equities 4.60% 4/1/22	725,000	767,226
#American Tower Trust I 144A 1.551% 3/15/43	2,505,000	2,501,919
CBL & Associates 4.60% 10/15/24	1,085,000	1,105,203
Corporate Office Properties 5.25% 2/15/24	1,040,000	1,133,551
DDR 3.625% 2/1/25	1,025,000	1,025,016
Excel Trust 4.625% 5/15/24	710,000	746,386
Host Hotels & Resorts
3.75% 10/15/23	2,660,000	2,700,932
4.75% 3/1/23	140,000	151,132
#Omega Healthcare Investors 144A 4.50% 4/1/27	930,000	918,189
Weyerhaeuser 4.625% 9/15/23	1,230,000	1,354,514

		12,404,068

Real Estate Management & Development–0.10%
Carey (W.P.) 4.60% 4/1/24	980,000	1,015,403

		1,015,403

Road & Rail–0.49%
•Kansas City Southern de Mexico 0.956% 10/28/16	4,950,000	4,941,080

		4,941,080

Semiconductors & Semiconductor Equipment–0.17%
National Semiconductor 6.60% 6/15/17	500,000	559,702
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,210,625

		1,770,327

Software–1.38%
•Oracle 0.784% 10/8/19	13,945,000	14,022,283

		14,022,283

Specialty Retail–1.19%
•Lowe’s 0.685% 9/10/19	6,755,000	6,788,403
QVC 4.375% 3/15/23	3,325,000	3,393,335

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Signet UK Finance 4.70% 6/15/24	1,785,000	$1,835,614

		12,017,352

Wireless Telecommunication Services–0.79%
•America Movil 1.268% 9/12/16	2,500,000	2,510,655
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	1,550,000	1,714,687
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,778,195
#Millicom International Cellular 144A 6.00% 3/15/25	695,000	695,869
•Verizon Communications 0.664% 6/9/17	1,315,000	1,313,619

		8,013,025

Total Corporate Bonds (Cost $708,555,398)		715,828,592

MUNICIPAL BONDS–4.00%
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.083% 8/27/29	417,097	419,979
Missouri Highway & Transportation Commission 5.00% 5/1/26	1,950,000	2,499,627
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.462% 12/1/38	580,000	579,774
New York City, New York Series I 5.00% 8/1/22	350,000	421,417
New York State Thruway Authority Series A 5.00% 5/1/19	575,000	655,862
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.374% 4/1/40	471,825	474,769
•Series 1 Class A-2 1.155% 7/1/30	905,000	911,878
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.412% 6/1/40	1,312,951	1,320,815
•Series 2010-A Class A2A 1.462% 9/1/37	655,000	666,011
•Pennsylvania Turnpike Commission Series B1 1.00% 12/1/21	5,000,000	5,020,650
•State of California Series D 0.823% 12/1/28	5,000,000	5,047,150
•State of Connecticut Series A 1.57% 3/1/21	1,750,000	1,750,997
State of Maryland Local Facilities Series A 5.00% 8/1/21	415,000	502,810

LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
State of Mississippi 5.00% 10/1/25	2,455,000	$3,098,210
State of Washington 5.00% 2/1/25	4,290,000	5,358,382
University of California 5.00% 5/15/25	1,555,000	1,959,191
•Series Y-1 0.679% 7/1/41	7,425,000	7,426,188
Utah Transit Authority 5.00% 6/15/25	1,975,000	2,498,355

Total Municipal Bonds (Cost $40,463,266)		40,612,065

NON-AGENCY ASSET-BACKED SECURITIES–9.72%
•Ally Master Owner Trust Series 2013-2 A 0.625% 4/15/18	600,000	600,443
#ARI Fleet Lease Trust Series 2014-A A2 144A 0.81% 11/15/22	2,763,065	2,762,452
#•Avenue CLO VI Series 2007-6A A1 144A 0.482% 7/17/19	366,519	363,367
•BA Credit Card Trust Series 2014-A1 A 0.555% 6/15/21	4,741,000	4,738,544
#•Babson CLO Series 2005-3A A 144A 0.506% 11/10/19	182,144	181,525
#•Ballyrock CLO Series 2013-1A A 144A 1.441% 5/20/25	2,000,000	1,967,600
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.575% 9/15/17	2,500,000	2,505,295
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.225% 11/15/19	4,979,000	4,956,351
•Series 2007-A2 A2 0.255% 12/16/19	965,000	961,400
Chase Issuance Trust
•Series 2007-A5 A5 0.215% 3/15/19	3,000,000	2,987,046
•Series 2012-A9 A9 0.325% 10/16/17	2,000,000	1,999,222
•Series 2013-A9 A 0.595% 11/16/20	1,000,000	1,002,595
•Series 2014-A5 A5 0.545% 4/15/21	930,000	930,000
Chesapeake Funding
#•Series 2012-2A A 144A 0.628% 5/7/24	2,023,283	2,023,785
#•Series 2014-1A A 144A 0.595% 3/7/26	600,000	599,569
#•CIFC Funding Series 2011-1AR A1R 144A 1.553% 1/19/23	4,000,000	3,989,600
•Citibank Credit Card Issuance Trust Series 2013-A7 A7 0.605% 9/10/20	2,000,000	2,005,820

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust
•Series 2013-A1 A1 0.475% 8/17/20	2,000,000	$1,997,796
•Series 2014-A1 A1 0.605% 7/15/21	665,000	666,520
•Ford Credit Floorplan Master Owner Trust Series 2014-1 A2 0.575% 2/15/19	4,000,000	4,001,592
GE Dealer Floorplan Master Note Trust
•Series 2012-2 A 0.926% 4/22/19	3,000,000	3,019,335
•Series 2013-1 A 0.576% 4/20/18	1,165,000	1,165,374
Golden Credit Card Trust
#Series 2012-5A A 144A 0.79% 9/15/17	180,000	180,137
#•Series 2013-2A A 144A 0.605% 9/15/18	3,850,000	3,857,396
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.575% 4/10/28	500,000	499,381
#•JFIN CLO Series 2014-1A A 144A 1.757% 4/20/25	2,500,000	2,493,500
#•KKR Financial CLO Series 2013-1A A1 144A 1.403% 7/15/25	3,605,000	3,557,053
#•LCM VI Series 6A A 144A 0.492% 5/28/19	542,729	538,604
#•LightPoint CLO V Series 2006-5A A1 144A 0.506% 8/5/19	348,169	346,637
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.497% 7/20/22	2,758,632	2,729,942
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	1,600,000	1,600,933
#•Mountain View CLO Series 2007-3A A1 144A 0.469% 4/16/21	3,052,589	3,034,578
#•Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.854% 9/25/18	7,000,000	7,005,523
Nissan Master Owner Trust Receivables
•Series 2012-A A 0.645% 5/15/17	1,100,000	1,100,303
•Series 2013-A A 0.475% 2/15/18	1,290,000	1,289,850
#•NYLIM Flatiron CLO Series 2006-1A A2A 144A 0.476% 8/8/20	225,014	223,664

LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•OCP CLO Series 2013-4A A1A 144A 1.656% 10/24/25	3,000,000	$2,981,400
#•PFS Financing Series 2013-AA A 144A 0.725% 2/15/18	1,900,000	1,899,983
#•Sudbury Mill CLO Series 2013-1A X 144A 1.257% 1/17/26	399,231	399,151
Telos CLO
#•Series 2013-4A A 144A 1.553% 7/17/24	3,000,000	2,971,200
#•Series 2013-4A X 144A 1.203% 7/17/24	900,000	899,550
#•Trade MAPS 1 Series 2013-1A A 144A 0.875% 12/10/18	8,830,000	8,824,993
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.575% 10/15/15	3,705,000	3,706,334
#•Venture XVI CLO Series 2014-16A A1L 144A 1.753% 4/15/26	3,000,000	2,995,800

Total Non-Agency Asset-Backed Securities (Cost $98,490,495)		98,561,143

«SENIOR SECURED LOANS–11.46%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20	2,152,800	2,164,910
Ashland Water 1st Lien 4.25% 7/31/21	731,325	727,899
Calpine Construction Finance Tranche B 3.00% 5/3/20	3,107,001	3,071,068
Charter Communications Operating 3.00% 7/1/20	3,875,963	3,867,067
Charter Communications Tranche B 1st Lien 4.25% 9/12/21	2,000,000	2,019,450
Community Health Systems Tranche D 4.25% 1/27/21	1,332,533	1,340,628
Community Health Systems Tranche F 1st Lien 3.428% 12/31/18	202,574	202,880
Crown Castle Operating Tranche B2 3.00% 1/31/21	1,974,700	1,972,616
CSC Holdings Tranche B 2.678% 4/17/20	1,699,747	1,694,698
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	8,535,500	8,566,953

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Dealer Computer Services Tranche B 2.178% 4/21/16	671,155	$671,158
Dynegy Tranche B2 4.00% 4/23/20	461,875	463,464
Emdeon 1st Lien 3.75% 11/2/18	1,359,635	1,363,741
Energy Transfer Equity 1st Lien
3.25% 12/2/19	185,000	182,384
4.00% 12/2/19	570,000	569,003
FCA US Tranche B 1st Lien 3.25% 12/31/18	4,356,000	4,358,723
FCA US Tranche B 1st Lien 3.50% 5/24/17	122,455	122,659
First Data Tranche B 1st Lien 4.174% 3/24/21	2,590,209	2,601,813
Flying Fortress 1st Lien 3.50% 6/30/17	1,000,000	1,002,290
Gardner Denver 1st Lien 4.25% 7/30/20	985,000	936,459
HD Supply Tranche B 4.00% 6/28/18	2,062,738	2,068,751
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	2,552,632	2,559,013
Houghton International 1st Lien 4.00% 12/20/19	1,236,562	1,235,530
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,992,500	3,006,834
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,026,410	1,029,869
Immucor Tranche B2 5.00% 8/19/18	444,046	446,475
Ineos US Finance Tranche 1 2.678% 11/28/16	483,085	484,795
Ineos US Finance Tranche B 3.75% 5/4/18	2,226,055	2,214,458
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,937,881	2,930,169
Kinetic Concepts Tranche E1 4.50% 5/4/18	1,967,573	1,977,411
Landry’s Tranche B 4.00% 4/24/18	1,115,504	1,119,787
Las Vegas Sands Tranche B 3.25% 12/19/20	3,950,000	3,952,034
Level 3 Financing Tranche B 4.00% 1/15/20	2,665,000	2,674,447

LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Lightower Fiber Networks 1st Lien 4.00% 4/13/20	276,482	$275,965
MGM Resorts International 3.50% 12/20/19	1,719,221	1,715,817
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	1,782,142	1,782,142
Nexstar Broadcasting Tranche B2 3.75% 10/1/20	2,020,978	2,020,978
Novelis Tranche B 3.75% 3/10/17	196,994	197,097
NRG Energy Tranche B 2.75% 7/1/18	622,947	621,910
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	131,150	131,479
Penn National Gaming Tranche B 3.25% 10/30/20	1,481,250	1,481,406
PQ 1st Lien 4.00% 8/7/17	987,374	985,522
PVH Tranche B 1st Lien 3.25% 2/13/20	986,074	993,391
Rite Aid 2nd Lien 4.875% 6/21/21	750,000	752,573
RPI Finance Tranche B2 1st Lien 3.25% 5/9/18	2,431,852	2,441,470
Scientific Games International 6.00% 10/18/20	1,565,188	1,572,231
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	4,276,383	4,276,918
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/30/21	7,500,000	7,523,608
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	1,676,832	1,687,840
Sprouts Farmers 4.00% 4/23/20	710,858	713,748
Stena 1st Lien 4.00% 3/3/21	1,980,000	1,788,197
TransDigm Tranche C 3.75% 2/28/20	3,090,913	3,090,341
United Continental Tranche B 3.50% 4/1/19	352,800	353,329
Univision Communications Tranche C4 4.00% 3/1/20	1,415,564	1,414,934

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Univision Communications 1st Lien 4.00% 3/1/20	1,069,838	$1,068,918
US Airways Tranche B1 3.50% 5/23/19	435,000	434,456
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19	1,617,949	1,622,673
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20	1,035,056	1,036,805
Valeant Pharmaceuticals Tranche B Series C 3.03% 12/11/19	3,197,975	3,203,380
W.R. Grace 2.75% 2/3/21	847,811	848,871
W.R. Grace Tranche B 1st Lien 2.75% 2/3/21	2,356,023	2,358,968
Wide Open West Finance 4.75% 4/1/19	1,489,600	1,493,093
Windstream Tranche B4 3.50% 1/23/20	488,750	489,769
Windstream Tranche B5 1st Lien 3.50% 8/8/19	1,072,672	1,072,940
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	229,114	229,766
Ziggo Tranche B 2nd Lien 3.50% 1/15/22	714,894	711,319
Ziggo Tranche B 3rd Lien 3.50% 1/15/22	1,175,745	1,169,866
Ziggo Tranche B1 1st Lien 3.50% 1/15/22	1,109,362	1,103,815

Total Senior Secured Loans (Cost $116,110,747)		116,264,971

ΔSOVEREIGN BONDS–0.52%
Colombia–0.08%
•Colombia Government International Bond 2.057% 11/16/15	760,000	763,952

		763,952

Norway–0.44%
#•Kommunalbanken
144A 0.385% 10/31/16	3,000,000	3,003,213
144A 0.441% 2/20/18	1,500,000	1,504,905

		4,508,118

Total Sovereign Bonds (Cost $5,259,683)		5,272,070

LVIP Delaware Diversified Floating Rate Fund–10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATION–0.10%
U.S. Treasury Notes 2.00% 2/15/25	995,000	$1,001,374

Total U.S. Treasury Obligation (Cost $1,001,841)		1,001,374

	Number of Shares

PREFERRED STOCK–0.31%
•Bank of America 6.10%	620,000	630,463
•Integrys Energy Group 6.00%	49,900	1,402,689
National Retail Properties 5.70%	15,325	382,359
Public Storage 5.20%	10,200	247,044
Qwest 6.125%	18,550	463,750

Total Preferred Stock (Cost $2,969,375)		3,126,305

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.41%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	4,168,623	$4,168,623

Total Money Market Fund (Cost $4,168,623)		4,168,623

TOTAL VALUE OF SECURITIES–98.68% (Cost $992,962,566)	1,000,873,060
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.32%	13,362,286

NET ASSETS APPLICABLE TO 100,457,188 SHARES OUTSTANDING–100.00%	$1,014,235,346

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $240,325,004, which represents 23.70% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

«	Includes $3,780,406 cash pledged as collateral for swaps as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $53,483, which represents 0.01% of the Fund’s net assets.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2015.

The following swap contracts were outstanding at March 31, 2015:

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Sold:
JPM	ICE - CDX.NA.IG.24	10,000,000	1.00%	6/20/20	$0

LVIP Delaware Diversified Floating Rate Fund–11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
BAML – CME 3 yr Interest Rate Swap	22,500,000	0.258%	0.945%	5/12/17	$59,655
CITI – CME 7 yr Interest Rate Swap	18,000,000	2.356%	0.271%	9/16/21	(691,878)
HSBC – CME 5 yr Interest Rate Swap	34,000,000	1.506%	0.256%	1/26/20	(11)
HSBC – CME 7 yr Interest Rate Swap	16,500,000	2.324%	0.267%	9/24/21	(601,565)
JPMC – CME 10 yr Interest Rate Swap	28,000,000	2.880%	0.252%	7/11/23	(2,121,958)
JPMC – CME 5 yr Interest Rate Swap	63,300,000	1.700%	0.252%	7/11/18	(1,056,818)
MSC – CME 7 yr Interest Rate Swap	45,000,000	2.385%	0.253%	1/14/21	(1,847,481)
MSC – CME 7 yr Interest Rate Swap	39,000,000	1.763%	0.256%	1/26/22	36,447

Total	266,300,000				$(6,223,609)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BAML–Bank of America Merrill Lynch

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CLO–Collateralized Loan Obligation

CITI–Citigroup Global Markets

CME–Chicago Mercantile Exchange Inc.

GE–General Electric

GNMA–Government National Mortgage Association

HSBC–Hong Kong Shanghai Bank

ICE–Intercontinental Exchange, Inc.

JPMC–JPMorgan Chase Bank

MSC–Morgan Stanely Capital

REMIC–Real Estate Mortgage Investment Conduit

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Agency Collateralized Mortgage Obligations	$—	$12,999,582	$12,999,582
Convertible Bonds	—	2,573,671	2,573,671
Convertible Preferred Stock	340,852	123,812	464,664
Corporate Bonds	—	715,828,592	715,828,592
Municipal Bonds	—	40,612,065	40,612,065
Non-Agency Asset-Backed Securities	—	98,561,143	98,561,143
Senior Secured Loans	—	116,264,971	116,264,971
Sovereign Bonds	—	5,272,070	5,272,070
U.S. Treasury Obligation	—	1,001,374	1,001,374
Preferred Stock	2,495,842	630,463	3,126,305
Money Market Fund	4,168,623	—	4,168,623

Total	$7,005,317	$993,867,743	$1,000,873,060

Swap Contracts	$—	$(6,223,609)	$(6,223,609)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Diversified Floating Rate Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–71.85%
U.S. MARKETS–44.52%
Aerospace & Defense–1.35%
Boeing	1,250	$187,600
†Esterline Technologies	2,195	251,152
Honeywell International	2,190	228,439
†KEYW Holding	11,860	97,608
Lockheed Martin	1,125	228,330
Northrop Grumman	5,800	933,568
Raytheon	8,500	928,625
Rockwell Collins	950	91,723
United Technologies	2,170	254,324

		3,201,369

Air Freight & Logistics–0.18%
FedEx	1,465	242,384
†XPO Logistics	4,280	194,612

		436,996

Auto Components–0.55%
BorgWarner	2,355	142,430
Johnson Controls	18,800	948,272
†Tenneco	3,450	198,099

		1,288,801

Automobiles–0.09%
Ford Motor	13,545	218,616

		218,616

Banks–1.71%
BB&T	23,500	916,265
BBCN Bancorp	7,890	114,168
Bryn Mawr Bank	1,470	44,703
Cardinal Financial	6,340	126,673
Citigroup	5,845	301,134
City Holding	3,030	142,501
†First NBC Bank Holding	3,600	118,728
Flushing Financial	5,380	107,977
@Independent Bank (Massachusetts)	3,530	154,861
JPMorgan Chase	6,635	401,948
KeyCorp	11,025	156,114
Old National Bancorp	7,850	111,391
Prosperity Bancshares	3,260	171,085
Sterling Bancorp	12,090	162,127
Susquehanna Bancshares	9,410	129,011
†Texas Capital Bancshares	2,900	141,085
Webster Financial	4,870	180,433
Wells Fargo	7,315	397,936
†Western Alliance Bancorp	5,580	165,391

		4,043,531

Beverages–0.18%
Coca-Cola	2,350	95,293
PepsiCo	3,355	320,805

		416,098

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.77%
†Acorda Therapeutics	4,830	$160,742
†Alkermes	2,480	151,206
†Biogen	1,300	548,912
†Celgene	17,502	2,017,631
†Cepheid	3,880	220,772
†Gilead Sciences	3,505	343,946
†Isis Pharmaceuticals	2,630	167,452
†Ligand Pharmaceuticals Class B	2,610	201,257
†Spectrum Pharmaceuticals	11,100	67,377
†TESARO	1,400	80,360
†Vanda Pharmaceuticals	9,560	88,908
†Vertex Pharmaceuticals	1,250	147,463

		4,196,026

Building Products–0.14%
AAON	6,663	163,443
†Continental Building Products	7,670	173,265

		336,708

Capital Markets–0.94%
Ameriprise Financial	1,350	176,634
Bank of New York Mellon	22,520	906,205
BlackRock	435	159,140
Evercore Partners Class A	4,920	254,167
Greenhill	1,920	76,128
Invesco	3,400	134,946
Raymond James Financial	2,805	159,268
State Street	2,445	179,781
†Stifel Financial	3,140	175,055

		2,221,324

Chemicals–0.83%
Axiall	3,380	158,657
†Chemtura	4,370	119,257
duPont (E.I.) deNemours	12,200	871,934
Eastman Chemical	2,780	192,543
Huntsman	6,030	133,685
Innophos Holdings	1,930	108,775
LyondellBasell Industries Class A	1,125	98,775
Minerals Technologies	1,920	140,352
Quaker Chemical	1,600	137,024

		1,961,002

Commercial Services & Supplies–0.68%
McGrath RentCorp	4,630	152,373
Republic Services	3,150	127,764
Tetra Tech	4,490	107,850
United Stationers	4,360	178,716
US Ecology	1,990	99,440
Waste Management	17,300	938,179

		1,604,322

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–1.42%
Cisco Systems	39,715	$1,093,155
†NETGEAR	3,720	122,314
Plantronics	2,560	135,552
QUALCOMM	28,786	1,996,021

		3,347,042

Construction & Engineering–0.12%
Granite Construction	4,200	147,588
†MasTec	1,420	27,406
†MYR Group	3,510	110,003

		284,997

Consumer Finance–0.09%
Capital One Financial	2,815	221,878

		221,878

Containers & Packaging–0.08%
MeadWestvaco	4,020	200,477

		200,477

Diversified Financial Services–0.40%
Intercontinental Exchange	4,029	939,845

		939,845

Diversified Telecommunication Services–1.02%
AT&T	37,122	1,212,033
Atlantic Tele-Network	1,680	116,290
†inContact	14,740	160,666
Verizon Communications	18,943	921,198

		2,410,187

Electric Utilities–0.56%
Cleco	3,160	172,283
Edison International	16,270	1,016,387
OGE Energy	4,355	137,662

		1,326,332

Electrical Equipment–0.06%
Eaton	2,175	147,770

		147,770

Electronic Equipment, Instruments & Components–0.19%
†Anixter International	1,820	138,557
†FARO Technologies	3,430	213,106
†Rofin-Sinar Technologies	3,600	87,228

		438,891

Energy Equipment & Services–0.54%
Bristow Group	1,130	61,529
Core Laboratories	975	101,878
Halliburton	18,600	816,168
†Pioneer Energy Services	3,520	19,078
†RigNet	3,420	97,778

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	2,145	$178,979

		1,275,410

Food & Staples Retailing–1.25%
Casey’s General Stores	3,935	354,543
CVS Health	11,768	1,214,575
Walgreens Boots Alliance	16,301	1,380,369

		2,949,487

Food Products–1.50%
Archer-Daniels-Midland	19,800	938,520
General Mills	3,770	213,382
J&J Snack Foods	1,470	156,849
Kraft Foods Group	14,533	1,266,042
Mondelez International	27,000	974,430

		3,549,223

Gas Utilities–0.02%
South Jersey Industries	930	50,480

		50,480

Health Care Equipment & Supplies–0.84%
Baxter International	13,800	945,300
CONMED	3,940	198,931
CryoLife	10,430	108,159
†DexCom	3,630	226,294
†Merit Medical Systems	5,430	104,527
†Quidel	5,960	160,801
West Pharmaceutical Services	4,050	243,851

		1,987,863

Health Care Providers & Services–1.23%
†Air Methods	3,710	172,849
Cardinal Health	10,400	938,808
†Express Scripts Holding	3,040	263,781
Quest Diagnostics	12,500	960,625
UnitedHealth Group	3,250	384,443
†WellCare Health Plans	2,000	182,920

		2,903,426

Hotels, Restaurants & Leisure–0.65%
†Buffalo Wild Wings	950	172,178
Cheesecake Factory	3,600	177,588
†Del Frisco’s Restaurant Group	7,360	148,304
Jack in the Box	2,130	204,310
McDonald’s	555	54,079
†Popeyes Louisiana Kitchen	3,440	205,781
Starbucks	2,970	281,259
Wynn Resorts	2,384	300,098

		1,543,597

Household Products–0.22%
Kimberly-Clark	1,400	149,954

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	4,375	$358,487

		508,441

Industrial Conglomerates–0.16%
General Electric	15,285	379,221

		379,221

Insurance–1.38%
Aflac	3,370	215,714
Allstate	13,500	960,795
American Equity Investment Life Holding	5,890	171,576
Fidelity & Guaranty Life	5,430	115,116
@Infinity Property & Casualty	1,600	131,280
Marsh & McLennan	16,200	908,658
Primerica	2,650	134,885
Prudential Financial	1,520	122,071
@Selective Insurance Group	5,000	145,250
Travelers	2,315	250,321
United Fire Group	3,410	108,336

		3,264,002

Internet & Catalog Retail–1.22%
†Liberty Interactive Class A	41,670	1,216,347
†Priceline Group	663	771,831
†Shutterfly	2,880	130,291
†TripAdvisor	9,197	764,914

		2,883,383

Internet Software & Services–2.39%
†Coupons.com	4,330	50,834
†eBay	24,746	1,427,349
†Endurance International Group Holdings	1,260	24,016
Equinix	5,336	1,242,488
†Facebook Class A	3,270	268,843
†Google Class A	1,713	950,201
†Google Class C	1,154	632,392
†GrubHub	4,000	181,560
@j2 Global	2,610	171,425
†SciQuest	7,570	128,160
†Yahoo	5,482	243,593
†Yelp	7,111	336,706

		5,657,567

IT Services–1.95%
Accenture Class A	3,000	281,070
Convergys	6,710	153,458
†ExlService Holdings	2,240	83,328
International Business Machines	405	65,003
†InterXion Holding	4,670	131,694
MasterCard Class A	15,140	1,307,945

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
TeleTech Holdings	4,950	$125,977
Visa Class A	23,262	1,521,567
Xerox	73,600	945,760

		4,615,802

Life Sciences Tools & Services–0.13%
Thermo Fisher Scientific	2,315	310,997

		310,997

Machinery–0.53%
Barnes Group	4,920	199,211
Caterpillar	815	65,224
Columbus McKinnon	5,630	151,672
Cummins	855	118,537
Deere	1,030	90,321
ESCO Technologies	3,920	152,802
Federal Signal	6,360	100,424
Kadant	4,230	222,540
Parker-Hannifin	1,280	152,038

		1,252,769

Media–0.65%
Cinemark Holdings	1,560	70,309
Comcast Class A	4,415	247,527
†Discovery Communications Class A	8,057	247,833
†Discovery Communications Class C	21,781	641,995
Disney (Walt)	1,150	120,623
National CineMedia	6,030	91,053
Regal Entertainment Group Class A	1,450	33,118
Viacom Class B	1,130	77,179

		1,529,637

Metals & Mining–0.12%
Kaiser Aluminum	1,820	139,940
Worthington Industries	5,280	140,501

		280,441

Multiline Retail–0.19%
Macy’s	3,730	242,114
Nordstrom	2,625	210,840

		452,954

Multi-Utilities–0.18%
MDU Resources Group	4,855	103,606
NorthWestern	2,900	155,991
Sempra Energy	1,515	165,165

		424,762

Oil, Gas & Consumable Fuels–3.03%
†Bonanza Creek Energy	2,160	53,266
†Carrizo Oil & Gas	3,170	157,391
Chevron	11,676	1,225,746
ConocoPhillips	13,800	859,188

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Diamondback Energy	1,840	$141,386
EOG Resources	8,852	811,640
Exxon Mobil	4,050	344,250
Kinder Morgan	16,888	710,309
Marathon Oil	33,305	869,594
Occidental Petroleum	14,845	1,083,685
†Parsley Energy Class A	2,870	45,863
†RSP Permian	2,130	53,655
Williams	15,923	805,545

		7,161,518

Paper & Forest Products–0.16%
†Boise Cascade	3,250	121,745
International Paper	2,115	117,361
Neenah Paper	2,190	136,963

		376,069

Pharmaceuticals–3.11%
AbbVie	4,520	264,601
†Actavis	4,478	1,332,612
†Akorn	4,320	205,243
Johnson & Johnson	10,262	1,032,357
†Medicines	2,500	70,050
Merck	21,890	1,258,237
Perrigo	3,757	621,971
Pfizer	39,945	1,389,687
†Prestige Brands Holdings	3,230	138,535
†Valeant Pharmaceuticals International	5,300	1,052,686

		7,365,979

Professional Services–0.25%
Kforce	8,610	192,089
Nielsen	2,890	128,807
†On Assignment	3,210	123,168
†WageWorks	2,620	139,725

		583,789

Real Estate Investment Trusts–4.43%
American Campus Communities	1,550	66,449
American Realty Capital Properties	5,150	50,727
American Tower	2,415	227,372
Apartment Investment & Management	2,500	98,400
AvalonBay Communities	1,775	309,294
Boston Properties	2,350	330,128
Brandywine Realty Trust	7,675	122,647
Camden Property Trust	1,050	82,037
Corporate Office Properties Trust	2,000	58,760
Cousins Properties	4,875	51,675
Crown Castle International	13,458	1,110,823
DCT Industrial Trust	5,632	195,205
DDR	8,725	162,459
Douglas Emmett	4,800	143,088

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Duke Realty	9,425	$205,182
DuPont Fabros Technology	4,350	142,158
EastGroup Properties	1,810	108,853
EPR Properties	4,655	279,440
Equity Lifestyle Properties	1,325	72,809
Equity One	2,500	66,725
Equity Residential	4,675	363,995
Essex Property Trust	975	224,153
Extra Space Storage	1,275	86,152
Federal Realty Investment Trust	525	77,285
First Industrial Realty Trust	5,475	117,329
First Potomac Realty Trust	2,925	34,778
General Growth Properties	10,075	297,716
Health Care REIT	1,425	110,238
Healthcare Realty Trust	2,725	75,701
Healthcare Trust of America Class A	2,512	69,984
Highwoods Properties	2,700	123,606
Host Hotels & Resorts	15,410	310,974
Kilroy Realty	1,625	123,776
Kimco Realty	5,000	134,250
Kite Realty Group Trust	5,512	155,273
LaSalle Hotel Properties	5,855	227,525
Lexington Realty Trust	5,750	56,523
Liberty Property Trust	1,350	48,195
LTC Properties	500	23,000
Macerich	1,450	122,279
National Retail Properties	5,610	229,842
Pebblebrook Hotel Trust	1,950	90,811
Post Properties	1,700	96,781
Prologis	6,675	290,763
PS Business Parks	775	64,356
Public Storage	1,275	251,353
Ramco-Gershenson Properties Trust	11,320	210,552
Regency Centers	2,075	141,183
RLJ Lodging Trust	2,900	90,799
Sabra Health Care REIT	1,475	48,896
Simon Property Group	3,975	777,669
SL Green Realty	1,825	234,293
Sovran Self Storage	1,640	154,062
Spirit Realty Capital	7,325	88,486
†Strategic Hotels & Resorts	7,825	97,265
Tanger Factory Outlet Centers	2,875	101,114
Taubman Centers	725	55,919
UDR	4,325	147,180
Urban Edge Properties	1,350	31,995
Ventas	4,000	292,080
Vornado Realty Trust	2,700	302,400

		10,464,762

Road & Rail–0.25%
Hunt (J.B.) Transport Services	1,425	121,688

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Road & Rail (continued)
†Roadrunner Transportation Systems	3,500	$88,445
†Swift Transportation	3,570	92,891
Union Pacific	2,735	296,228

		599,252

Semiconductors & Semiconductor Equipment–1.22%
†Applied Micro Circuits	18,280	93,228
Avago Technologies	1,715	217,771
Broadcom Class A	21,200	917,854
Intel	35,946	1,124,031
Maxim Integrated Products	5,750	200,157
†Semtech	6,500	173,193
†Synaptics	2,070	168,301

		2,894,535

Software–2.24%
†Adobe Systems	8,059	595,882
CA	29,871	974,093
†Callidus Software	8,600	109,048
†Electronic Arts	15,225	895,458
†Guidewire Software	2,970	156,252
Intuit	6,198	600,958
Microsoft	31,116	1,265,021
†Proofpoint	3,150	186,543
†salesforce.com	2,535	169,363
SS&C Technologies Holdings	3,220	200,606
†Tyler Technologies	1,180	142,225

		5,295,449

Specialty Retail–1.34%
†Boot Barn Holdings	1,910	45,687
DSW Class A	3,770	139,038
†Express	6,460	106,784
L Brands	10,506	990,611
Lowe’s	12,400	922,436
†Sally Beauty Holdings	14,061	483,277
Tractor Supply	2,515	213,926
†Urban Outfitters	5,670	258,835

		3,160,594

Technology Hardware, Storage & Peripherals–0.36%
Apple	5,165	642,681
EMC	8,070	206,269

		848,950

Textiles, Apparel & Luxury Goods–0.55%
†G-III Apparel Group	1,780	200,517
†Iconix Brand Group	4,440	149,495
†Madden (Steven)	5,910	224,580
NIKE Class B	7,281	730,503

		1,305,095

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.07%
Applied Industrial Technologies	3,650	$165,491

		165,491

Total U.S. Markets (Cost $63,998,858)		105,283,157

§DEVELOPED MARKETS–16.86%
Aerospace & Defense–0.26%
Meggitt	74,771	607,767

		607,767

Air Freight & Logistics–0.45%
Deutsche Post	33,821	1,053,885

		1,053,885

Airlines–0.17%
@Westjet Airlines Class VV	17,187	402,860

		402,860

Auto Components–0.39%
Sumitomo Rubber Industries	50,100	923,357

		923,357

Automobiles–0.61%
Toyota Motor	20,800	1,451,675

		1,451,675

Banks–2.38%
BNP Paribas	678	41,237
†ING Groep CVA	59,153	866,633
Mitsubishi UFJ Financial Group	225,600	1,397,001
Nordea Bank	109,163	1,329,665
Standard Chartered	74,688	1,209,659
UniCredit	116,311	788,886

		5,633,081

Beverages–0.61%
Carlsberg Class B	9,758	804,603
Coca-Cola Amatil	78,497	642,640

		1,447,243

Construction & Engineering–0.40%
Vinci	16,526	944,368

		944,368

Containers & Packaging–0.39%
Rexam	107,361	920,089

		920,089

Diversified Telecommunication Services–0.49%
Nippon Telegraph & Telephone	18,714	1,155,042

		1,155,042

Energy Equipment & Services–0.19%
†Saipem	37,171	378,173

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services (continued)
Subsea 7	7,069	$60,711

		438,884

Food & Staples Retailing–0.33%
Tesco	221,962	792,279

		792,279

Food Products–0.46%
†Aryzta	17,885	1,096,400

		1,096,400

Household Durables–0.29%
Techtronic Industries	202,000	681,023

		681,023

Industrial Conglomerates–0.39%
Koninklijke Philips	32,416	919,812

		919,812

Insurance–0.59%
AXA	54,991	1,384,336

		1,384,336

IT Services–0.98%
†CGI Group Class A	30,832	1,307,619
Teleperformance	14,686	1,006,644

		2,314,263

Life Sciences Tools & Services–0.09%
†ICON	3,090	217,938

		217,938

Media–0.16%
Publicis Groupe	4,931	380,530

		380,530

Metals & Mining–0.45%
Anglo American ADR	11,085	82,639
AuRico Gold	67,847	187,474
Rio Tinto	15,586	642,696
Yamana Gold	44,739	160,356

		1,073,165

Multi-Utilities–0.18%
National Grid	32,536	418,270

		418,270

Oil, Gas & Consumable Fuels–0.49%
Suncor Energy	20,200	590,220
TOTAL	11,678	580,586

		1,170,806

Pharmaceuticals–3.07%
Novartis	14,521	1,433,230
Novo Nordisk ADR	18,555	990,651

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Sanofi	13,206	$1,304,455
STADA Arzneimittel	21,303	708,978
Teva Pharmaceutical Industries ADR	45,400	2,828,420

		7,265,734

Road & Rail–0.39%
East Japan Railway	11,472	919,144

		919,144

Software–0.18%
Playtech	36,062	414,785

		414,785

Specialty Retail–0.58%
Nitori Holdings	20,118	1,361,632

		1,361,632

Textiles, Apparel & Luxury Goods–0.62%
Kering	2,870	560,382
Yue Yuen Industrial Holdings	259,000	916,456

		1,476,838

Tobacco–0.38%
Japan Tobacco	28,300	894,551

		894,551

Trading Companies & Distributors–0.57%
ITOCHU	84,660	916,028
Rexel	22,477	423,900

		1,339,928

Wireless Telecommunication Services–0.32%
Tele2 Class B	64,147	767,254

		767,254

Total Developed Markets (Cost $31,259,953)		39,866,939

×EMERGING MARKETS–10.47%
Airlines–0.03%
Gol Linhas Aereas Inteligentes ADR	27,200	66,096

		66,096

Automobiles–0.16%
Hyundai Motor	877	132,877
Mahindra & Mahindra	12,890	245,858

		378,735

Banks–1.38%
Akbank	84,642	248,343
Banco Santander Brasil ADR	35,004	154,368
Bangkok Bank	39,193	221,994
China Construction Bank	351,239	291,524
Grupo Financiero Banorte Class O	22,000	127,582
ICICI Bank ADR	35,600	368,816

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Industrial & Commercial Bank of China	447,238	$330,814
Itau Unibanco Holding ADR	22,472	248,540
†KB Financial Group ADR	10,503	369,075
Powszechna Kasa Oszczednosci Bank Polski	11,073	99,086
@=Sberbank	136,705	147,677
Shinhan Financial Group	7,467	280,665
Standard Bank Group	27,673	382,471

		3,270,955

Beverages–0.50%
†Anadolu Efes Biracilik Ve Malt Sanayii	26,082	217,583
Cia Cervecerias Unidas ADR	6,300	130,788
†Fomento Economico Mexicano ADR	3,165	295,927
@Lotte Chilsung Beverage	226	351,433
Tsingtao Brewery	26,072	174,825

		1,170,556

Building Products–0.22%
@KCC	1,033	526,391

		526,391

Chemicals–0.09%
Braskem ADR	16,068	111,512
Sociedad Quimica y Minera de Chile ADR	5,500	100,375

		211,887

Construction & Engineering–0.03%
†Empresas ICA ADR	19,000	61,940

		61,940

Construction Materials–0.42%
†Cemex ADR	38,255	362,275
†Cemex Latam Holdings	13,816	71,737
Siam Cement - Foreign	9,904	155,181
Siam Cement NVDR	7,859	123,603
Ultratech Cement	6,199	286,590

		999,386

Diversified Financial Services–0.15%
Reliance Capital	17,708	120,802
Remgro	10,875	238,021

		358,823

Diversified Telecommunication Services–0.15%
†KT ADR	12,066	157,823
Telefonica Brasil ADR	12,695	194,107

		351,930

Electronic Equipment, Instruments & Components–0.33%
Hon Hai Precision Industry	128,004	375,131

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
†LG Display ADR	17,791	$254,589
Samsung SDI	1,255	154,208

		783,928

Food & Staples Retailing–0.16%
Cia Brasileira de Distribuicao ADR	5,400	161,028
Wal-Mart de Mexico Class V	83,577	208,306

		369,334

Food Products–0.54%
BRF ADR	12,599	249,208
China Mengniu Dairy	58,000	308,230
@Lotte Confectionery	152	244,631
Tingyi Cayman Islands Holding	99,541	214,312
@Uni-President China Holdings	407,600	269,713

		1,286,094

Hotels, Restaurants & Leisure–0.04%
@Arcos Dorados Holdings	19,600	96,628

		96,628

Household Durables–0.07%
LG Electronics	2,998	158,979

		158,979

Insurance–0.11%
Samsung Life Insurance	2,945	256,394

		256,394

Internet Software & Services–1.01%
†Baidu ADR	8,738	1,820,999
†SINA	5,296	170,319
†@Sohu.com	7,400	394,642

		2,385,960

IT Services–0.06%
†WNS Holdings ADR	6,210	151,027

		151,027

Media–0.26%
†Grupo Televisa ADR	18,514	611,147

		611,147

Metals & Mining–0.14%
†Anglo American Platinum	3,671	89,882
@Gerdau	18,100	43,095
Gerdau ADR	14,100	45,120
†Impala Platinum Holdings	7,671	37,099
Vale ADR	22,152	125,159

		340,355

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.08%
Woolworths Holdings	28,251	$200,323

		200,323

Oil, Gas & Consumable Fuels–1.40%
Cairn India	37,143	127,745
China Petroleum & Chemical	198,850	158,466
CNOOC ADR	1,177	166,922
@Gazprom ADR	50,996	240,053
Lukoil ADR	6,108	280,540
PetroChina ADR	1,836	204,182
†Petroleo Brasileiro ADR	44,869	269,663
Polski Koncern Naftowy Orlen	10,070	157,166
PTT-Foreign	23,078	229,007
#Reliance Industries GDR 144A	32,314	854,705
@Rosneft GDR	33,951	145,638
Sasol ADR	5,353	182,216
Tambang Batubara Bukit Asam Persero	133,400	109,373
YPF ADR	6,600	181,170

		3,306,846

Paper & Forest Products–0.20%
†Fibria Celulose ADR	26,010	367,521
Nine Dragons Paper Holdings	156,500	97,860

		465,381

Personal Products–0.10%
†Hypermarcas	37,200	229,703

		229,703

Real Estate Management & Development–0.07%
#@=Etalon Group GDR 144A	10,500	22,418
@UEM Sunrise	386,868	143,821

		166,239

Road & Rail–0.01%
America Latina Logistica	21,742	27,381

		27,381

Semiconductors & Semiconductor Equipment–0.54%
MediaTek	22,000	297,479
Taiwan Semiconductor Manufacturing	98,944	460,393
Taiwan Semiconductor Manufacturing ADR	13,100	307,588
United Microelectronics	432,000	214,298

		1,279,758

Technology Hardware, Storage & Peripherals–0.64%
Samsung Electronics	1,169	1,516,616

		1,516,616

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Transportation Infrastructure–0.01%
Santos Brasil Participacoes	9,575	$32,757

		32,757

Wireless Telecommunication Services–1.57%
America Movil ADR	10,858	222,155
China Mobile	45,348	590,993
China Mobile ADR	5,893	383,222
MegaFon GDR	10,726	170,695
Mobile Telesystems ADR	9,700	97,970
MTN Group	12,693	214,001
SK Telecom ADR	42,600	1,159,146
Tim Participacoes ADR	28,200	467,556
Turkcell Iletisim Hizmetleri ADR	13,810	179,944
Vodacom Group	20,666	225,767

		3,711,449

Total Emerging Markets (Cost $24,821,102)		24,772,998

Total Common Stock (Cost $120,079,913)		169,923,094

CONVERTIBLE PREFERRED STOCK–0.08%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	10,960
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	500	7,633
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	13	14,913
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	13	11,261
Crown Castle International 4.50% exercise price $90.25, expiration date 11/1/16	150	15,725
Dominion Resources 6.125% exercise price $65.06, expiration date 4/1/16	158	8,873
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	90	9,823
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	150	7,297
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	14	4,133

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
HealthSouth 6.50% exercise price $29.70, expiration date 12/31/49	14	$20,855
Huntington Bancshares 8.50% exercise price $11. 95, expiration date 12/31/49	14	18,662
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	539	18,757
Maiden Holdings 7.25% exercise price $15.35, expiration date 9/15/16	249	13,033
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	138	5,261
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	222	13,023
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	13	15,899

Total Convertible Preferred Stock (Cost $221,733)		196,108

EXCHANGE-TRADED FUNDS–9.55%
iShares MSCI EAFE Growth Index ETF	163,775	11,472,439
iShares MSCI EAFE Index ETF	83,270	5,343,436
Vanguard FTSE Developed Markets ETF	144,660	5,761,808

Total Exchange-Traded Funds (Cost $16,390,029)		22,577,683

PREFERRED STOCK–0.11%
Alabama Power 5.625%	2,475	63,607
•Bank of America 6.10%	30,000	30,506
•Integrys Energy Group 6.00%	1,700	47,787
•Morgan Stanley 5.55%	55,000	55,687
National Retail Properties 5.70%	1,125	28,069
Public Storage 5.20%	1,200	29,064
U.S. Airways 0.00%	8	0

Total Preferred Stock (Cost $245,947)		254,720

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
Fannie Mae Grantor Trust
Series 2001-T7 A1 7.50% 2/25/41	50	60

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	904	$1,033
Series 2003-26 AT 5.00% 11/25/32	18,479	19,071
Series 2010-41 PN 4.50% 4/25/40	65,000	71,193
•*Series 2012-122 SD 5.926% 11/25/42	86,277	20,966
*Series 2013-26 ID 3.00% 4/25/33	85,445	12,850
*Series 2013-38 AI 3.00% 4/25/33	82,769	11,727
*Series 2013-44 DI 3.00% 5/25/33	207,397	30,669
Series 2014-36 ZE 3.00% 6/25/44	35,885	33,193
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	7,450	8,592
Series 4065 DE 3.00% 6/15/32	10,000	10,276
*Series 4185 LI 3.00% 3/15/33	85,707	13,183
*Series 4191 CI 3.00% 4/15/33	87,010	11,840
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	173,402

Total Agency Collateralized Mortgage Obligations (Cost $403,844)		418,055

AGENCY MORTGAGE-BACKED SECURITIES–3.67%
Fannie Mae ARM
•2.42% 5/1/43	28,252	28,889
•2.546% 6/1/43	9,963	10,227
•3.196% 4/1/44	41,570	43,373
•3.266% 3/1/44	38,492	40,292
•3.31% 9/1/43	29,593	31,039
•5.141% 8/1/35	2,025	2,160
Fannie Mae S.F. 15 yr
2.50% 2/1/28	88,759	91,398
3.00% 5/1/28	6,593	6,919
3.50% 7/1/26	21,772	23,225
4.00% 5/1/25	14,294	15,199
4.00% 6/1/25	50,074	53,237
4.00% 11/1/25	99,560	107,409
4.00% 12/1/26	23,427	24,825
4.00% 1/1/27	152,653	164,184
4.00% 5/1/27	51,599	54,999
4.00% 8/1/27	28,315	30,093
4.50% 4/1/18	2,253	2,363
4.50% 5/1/20	574	605
4.50% 8/1/20	717	755
4.50% 10/1/20	766	808
4.50% 9/1/24	1,342	1,447

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.50% 12/1/24	1,843	$1,987
4.50% 4/1/25	11,889	12,818
5.00% 12/1/20	2,545	2,754
5.00% 6/1/23	4,957	5,380
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/30	206,000	211,142
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,373	3,496
3.00% 8/1/33	13,251	13,736
3.50% 4/1/33	4,063	4,297
3.50% 9/1/33	19,031	20,329
4.00% 1/1/31	6,263	6,746
4.00% 2/1/31	18,867	20,319
5.00% 11/1/23	1,572	1,746
6.00% 9/1/29	14,412	16,414
Fannie Mae S.F. 30 yr
3.00% 7/1/42	25,658	26,295
3.00% 10/1/42	399,685	409,668
3.00% 12/1/42	63,729	65,321
3.00% 1/1/43	148,051	151,714
3.00% 2/1/43	13,440	13,774
3.00% 4/1/43	99,825	102,270
3.00% 5/1/43	86,579	88,689
4.00% 8/1/43	11,503	12,406
4.50% 7/1/36	8,303	9,090
4.50% 11/1/40	21,927	24,013
4.50% 3/1/41	45,888	50,295
4.50% 4/1/41	58,646	64,256
4.50% 7/1/41	16,150	17,707
4.50% 10/1/41	27,432	30,071
4.50% 1/1/42	542,726	593,837
4.50% 9/1/42	325,260	356,548
4.50% 12/1/43	1,561	1,702
4.50% 5/1/44	6,803	7,433
4.50% 6/1/44	37,459	40,994
5.00% 2/1/35	34,171	38,165
5.00% 4/1/35	8,043	8,958
5.00% 7/1/35	10,183	11,329
5.00% 10/1/35	24,166	26,887
5.00% 11/1/35	12,096	13,461
5.00% 4/1/37	6,477	7,210
5.00% 8/1/37	18,074	20,128
5.00% 2/1/38	6,741	7,499
5.50% 12/1/32	1,333	1,510
5.50% 2/1/33	19,445	22,030
5.50% 11/1/34	7,402	8,384
5.50% 12/1/34	32,505	36,788
5.50% 3/1/35	3,410	3,837
5.50% 5/1/35	11,872	13,421
5.50% 6/1/35	5,223	5,880
5.50% 1/1/36	3,816	4,313

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 4/1/36	17,755	$19,984
5.50% 5/1/36	3,333	3,761
5.50% 7/1/36	1,998	2,260
5.50% 9/1/36	39,197	44,389
5.50% 11/1/36	5,728	6,454
5.50% 1/1/37	23,343	26,292
5.50% 4/1/37	79,111	89,683
5.50% 8/1/37	7,709	8,704
5.50% 1/1/38	700	788
5.50% 2/1/38	12,302	13,905
5.50% 3/1/38	14,166	16,093
5.50% 6/1/38	52,535	59,116
5.50% 9/1/38	51,648	58,298
5.50% 12/1/38	28,125	31,833
5.50% 1/1/39	21,189	23,895
5.50% 2/1/39	81,014	91,550
5.50% 10/1/39	63,676	71,653
5.50% 7/1/40	18,817	21,182
5.50% 9/1/41	228,988	257,685
6.00% 5/1/36	25,128	28,720
6.00% 6/1/36	2,523	2,885
6.00% 7/1/36	5,283	6,017
6.00% 12/1/36	2,810	3,230
6.00% 2/1/37	8,298	9,478
6.00% 5/1/37	22,065	25,178
6.00% 6/1/37	1,464	1,688
6.00% 7/1/37	1,464	1,680
6.00% 8/1/37	18,857	21,567
6.00% 9/1/37	2,704	3,088
6.00% 11/1/37	3,847	4,426
6.00% 5/1/38	34,863	39,780
6.00% 7/1/38	974	1,112
6.00% 9/1/38	88,050	100,771
6.00% 10/1/38	30,635	35,001
6.00% 11/1/38	6,345	7,259
6.00% 1/1/39	12,937	14,790
6.00% 9/1/39	108,633	123,987
6.00% 3/1/40	11,201	12,782
6.00% 7/1/40	44,444	50,706
6.00% 9/1/40	10,244	11,694
6.00% 11/1/40	3,890	4,483
6.00% 5/1/41	104,800	119,736
6.50% 3/1/40	73,788	85,928
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	1,806,000	1,841,944
3.50% 5/1/45	726,000	760,683
4.50% 5/1/45	336,000	365,636
Freddie Mac ARM
•2.342% 12/1/33	12,239	13,092
•2.482% 6/1/37	5,198	5,578
•2.532% 1/1/44	80,098	82,625

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr
3.50% 11/1/25	5,689	$6,050
3.50% 6/1/26	5,990	6,366
3.50% 1/1/27	6,795	7,218
4.00% 5/1/25	3,974	4,232
4.50% 5/1/20	5,274	5,567
4.50% 7/1/25	4,562	4,919
4.50% 6/1/26	10,588	11,420
4.50% 9/1/26	16,693	18,027
5.50% 5/1/20	140,369	152,237
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,596	15,089
3.50% 1/1/34	30,729	32,414
Freddie Mac S.F. 30 yr
3.00% 10/1/42	29,097	29,760
3.00% 11/1/42	25,204	25,848
4.50% 6/1/39	4,471	4,872
4.50% 10/1/39	11,645	12,705
4.50% 4/1/41	79,296	86,675
5.50% 3/1/34	2,819	3,181
5.50% 12/1/34	2,576	2,912
5.50% 6/1/36	1,797	2,022
5.50% 11/1/36	2,322	2,599
5.50% 12/1/36	846	950
5.50% 9/1/37	3,678	4,129
5.50% 4/1/38	12,913	14,493
5.50% 6/1/38	1,365	1,532
5.50% 7/1/38	13,498	15,142
5.50% 6/1/39	14,027	15,734
5.50% 3/1/40	10,714	12,027
5.50% 8/1/40	6,523	7,315
5.50% 1/1/41	6,226	6,975
5.50% 6/1/41	74,377	83,351
6.00% 2/1/36	5,939	6,820
6.00% 1/1/38	3,784	4,295
6.00% 6/1/38	10,637	12,099
6.00% 8/1/38	13,601	15,527
6.00% 5/1/40	4,112	4,677
6.00% 7/1/40	23,175	26,480
6.50% 4/1/39	15,174	17,383
GNMA I S.F. 30 yr 5.00% 6/15/40	5,686	6,341

Total Agency Mortgage-Backed Securities (Cost $8,526,602)		8,672,945

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.18%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	10,000	10,274

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust (continued)
•Series 2007-4 AM 5.821% 2/10/51	40,000	$43,461
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	27,060
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.225% 7/15/44	50,000	50,771
•Series 2005-CD1 C 5.225% 7/15/44	15,000	15,215
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	45,000	48,001
Series 2015-GC27 A5 3.137% 2/10/48	15,000	15,361
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	25,000	27,014
Series 2014-CR20 A4 3.59% 11/10/47	70,000	74,468
Series 2014-CR20 AM 3.938% 11/10/47	35,000	37,380
Series 2014-CR21 A3 3.528% 12/10/47	35,000	37,055
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	102,354
Series 2015-DC1 A5 3.35% 2/10/48	25,000	26,069
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	25,000	26,366
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	25,000	25,191
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.558% 11/10/46	100,000	113,478
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.618% 11/25/49	25,000	27,428
#•Series 2011-K15 B 144A 4.932% 8/25/44	10,000	11,121
#•Series 2011-K702 B 144A 4.771% 4/25/44	10,000	10,742
#•Series 2011-K703 B 144A 4.884% 7/25/44	10,000	10,800
#•Series 2012-K19 B 144A 4.037% 5/25/45	10,000	10,684

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2012-K22 B 144A 3.687% 8/25/45	35,000	$36,357
#•Series 2012-K22 C 144A 3.687% 8/25/45	30,000	30,295
#•Series 2012-K707 B 144A 3.883% 1/25/47	15,000	15,722
#•Series 2012-K708 B 144A 3.761% 2/25/45	45,000	46,974
#•Series 2012-K708 C 144A 3.761% 2/25/45	10,000	10,242
#•Series 2013-K26 C 144A 3.60% 12/25/45	15,000	15,035
#•Series 2013-K30 C 144A 3.556% 6/25/45	30,000	29,601
#•Series 2013-K31 C 144A 3.627% 7/25/46	65,000	64,827
#•Series 2013-K33 B 144A 3.504% 8/25/46	30,000	30,706
#•Series 2013-K33 C 144A 3.504% 8/25/46	20,000	19,797
#•Series 2013-K712 144A 3.369% 5/25/45	70,000	72,025
#•Series 2013-K713 144A 3.165% 4/25/46	75,000	76,449
#•Series 2013-K713 C 144A 3.165% 4/25/46	45,000	44,625
#•Series 2014-K716 C 144A 3.954% 8/25/47	20,000	20,477
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	700,000	739,696
#GS Mortgage Securities Trust Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	111,666
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	101,271
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	101,062
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	50,024	49,997
•Series 2014-C22 B 4.562% 9/15/47	15,000	16,387
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.724% 8/12/37	15,000	16,291

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust (continued)
•Series 2005-LDP4 AJ 5.04% 10/15/42	60,000	$60,444
•Series 2005-LDP5 D 5.382% 12/15/44	25,000	25,528
Series 2006-LDP8 AM 5.44% 5/15/45	89,000	93,477
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,759	3,824
•Series 2006-C6 AJ 5.452% 9/15/39	35,000	36,705
Series 2006-C6 AM 5.413% 9/15/39	35,000	36,936
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	20,000	21,811
Series 2014-C19 AS 3.832% 12/15/47	10,000	10,554
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.204% 11/14/42	50,000	50,636
•Series 2006-T21 AM 5.204% 10/12/52	35,000	35,889
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	20,000	21,858

Total Commercial Mortgage-Backed Securities (Cost $2,753,492)		2,797,457

CONVERTIBLE BONDS–0.20%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	24,000	23,655
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	11,000	11,990
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	12,000	18,233
Blackstone Mortgage Trust 5.25% exercise price $28. 66, expiration date 12/1/18	21,000	21,906
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	13,000	12,586
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	19,000	18,893

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Cemex 3.25% exercise price $9.65, expiration date 3/9/16	14,000	$15,741
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	5,000	4,834
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	11,000	10,037
Chesapeake Energy 2.50% exercise price $47.77, expiration date 5/15/37	12,000	11,557
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	13,000	15,998
Gain Capital Holdings 4.125% exercise price $12.00, expiration date 11/30/18	6,000	6,469
fGeneral Cable 4.50% exercise price $34.47, expiration date 11/15/29	19,000	15,141
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	4,000	17,240
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	5,000	11,066
Intel 3.25% exercise price $21.47, expiration date 8/1/39	5,000	7,903
Jefferies Group 3.875% exercise price $44.94, expiration date 10/31/29	17,000	17,244
#Lexington Realty Trust 144A 6.00% exercise price $6.60, expiration date 1/11/30	7,000	10,163
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	19,000	26,612
#Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43	14,000	13,755
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	5,000	22,253
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	10,000	20,469
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	16,000	20,060
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	8,000	9,570

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	4,000	$4,893
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	19,000	6,804
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	9,000	9,293
SanDisk 1.50% exercise price $51.16, expiration date 8/11/17	8,000	10,935
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	5,000	4,597
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	15,000	15,019
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	5,000	3,475
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	17,000	16,979
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	21,000	12,810
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	16,000	17,220
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	7,000	9,903

Total Convertible Bonds (Cost $429,614)		475,303

CORPORATE BONDS–9.20%
Aerospace & Defense–0.03%
Lockheed Martin 3.80% 3/1/45	20,000	19,969
TransDigm
6.00% 7/15/22	30,000	30,150
6.50% 7/15/24	25,000	25,250

		75,369

Air Freight & Logistics–0.04%
#Aviation Capital Group 144A 6.75% 4/6/21	40,000	45,579
United Parcel Service 5.125% 4/1/19	45,000	51,216

		96,795

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Airlines–0.06%
#tAir Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		25,000	$25,000
tAmerican Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		25,000	25,875
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		25,000	25,187
tUnited Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		20,000	21,100
tUnited Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		45,000	46,913

			144,075

Auto Components–0.11%
American Axle & Manufacturing 6.25% 3/15/21		35,000	37,013
BorgWarner 3.375% 3/15/25		10,000	10,314
Dana Holding 5.50% 12/15/24		12,000	12,420
Lear 5.25% 1/15/25		85,000	87,125
TRW Automotive
#144A 4.45% 12/1/23		70,000	70,700
#144A 4.50% 3/1/21		40,000	40,400

			257,972

Automobiles–0.14%
Daimler 2.75% 12/10/18	NOK	320,000	41,779
Ford Motor 7.45% 7/16/31		51,000	70,595
General Motors
3.50% 10/2/18		80,000	82,365
5.00% 4/1/35		40,000	42,819
#Hyundai Capital America 144A 2.55% 2/6/19		50,000	50,897
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	36,906

			325,361

Beverages–0.07%
#Pernod-Ricard 144A 5.75% 4/7/21		150,000	174,295

			174,295

Biotechnology–0.08%
Celgene
3.95% 10/15/20		55,000	59,425
4.625% 5/15/44		10,000	10,680
Gilead Sciences
3.50% 2/1/25		50,000	52,791
4.50% 2/1/45		10,000	11,072

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Immucor 11.125% 8/15/19	55,000	$59,331

		193,299

Building Products–0.04%
#Builders FirstSource 144A 7.625% 6/1/21	20,000	20,200
Nortek 8.50% 4/15/21	60,000	64,500

		84,700

Capital Markets–0.08%
Affiliated Managers Group 3.50% 8/1/25	40,000	40,036
Bank of New York Mellon 2.15% 2/24/20	10,000	10,089
E*TRADE Financial 4.625% 9/15/23	30,000	30,600
Jefferies Group
5.125% 1/20/23	20,000	20,793
6.45% 6/8/27	25,000	27,125
6.50% 1/20/43	15,000	14,973
Lazard Group 6.85% 6/15/17	28,000	31,123
State Street 3.10% 5/15/23	25,000	25,333

		200,072

Chemicals–0.37%
CF Industries
6.875% 5/1/18	95,000	108,378
7.125% 5/1/20	50,000	60,313
Dow Chemical
3.50% 10/1/24	20,000	20,350
8.55% 5/15/19	223,000	279,450
#Grace (W.R.) 144A 5.125% 10/1/21	20,000	20,800
LYB International Finance 4.875% 3/15/44	5,000	5,392
LyondellBasell Industries 4.625% 2/26/55	100,000	100,028
Methanex 4.25% 12/1/24	55,000	55,834
#NOVA Chemicals 144A 5.00% 5/1/25	63,000	65,993
PolyOne 5.25% 3/15/23	25,000	26,063
Potash of Saskatchewan 3.00% 4/1/25	35,000	35,120
PPG Industries 2.30% 11/15/19	35,000	35,434
Rockwood Specialties Group 4.625% 10/15/20	30,000	31,313
#TPC Group 144A 8.75% 12/15/20	25,000	23,000

		867,468

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks–0.53%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	$20,631
BB&T 2.45% 1/15/20		35,000	35,628
#BBVA Banco Continental 144A 5.00% 8/26/22		25,000	26,700
#BBVA Bancomer 144A 7.25% 4/22/20		100,000	111,000
City National 5.25% 9/15/20		45,000	51,716
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.25% 1/13/22	AUD	12,000	9,642
KeyBank 5.45% 3/3/16		250,000	260,173
•National City Bank 0.634% 6/7/17		335,000	333,540
Northern Trust 3.95% 10/30/25		30,000	32,270
#•PNC Preferred Funding Trust II 144A 1.493% 3/31/49		100,000	92,000
•USB Capital IX 3.50% 10/29/49		275,000	228,937
•Wells Fargo 5.875% 6/15/50		20,000	21,204
Zions Bancorp 4.50% 6/13/23		20,000	21,187

			1,244,628

Commercial Services & Supplies–0.22%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		200,000	199,250
#Brambles USA 144A 3.95% 4/1/15		20,000	20,000
#CDK Global 144A 4.50% 10/15/24		30,000	30,979
HD Supply
7.50% 7/15/20		15,000	16,125
11.50% 7/15/20		30,000	34,837
#Prestige Brands 144A 5.375% 12/15/21		55,000	55,963
Service International 5.375% 5/15/24		35,000	36,750
Spectrum Brands 6.375% 11/15/20		35,000	37,275
United Rentals North America
4.625% 7/15/23		35,000	35,481
5.75% 11/15/24		55,000	57,063

			523,723

Computers & Peripherals–0.06%
Apple 3.45% 2/9/45		10,000	9,518
NetApp 3.25% 12/15/22		40,000	39,625
Seagate HDD Cayman
#144A 4.75% 1/1/25		40,000	41,500
#144A 5.75% 12/1/34		50,000	53,601

			144,244

		Principal	Value
		Amount°	(U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering–0.02%
AECOM
#144A 5.75% 10/15/22		10,000	$10,375
#144A 5.875% 10/15/24		39,000	41,047

			51,422

Construction Materials–0.09%
#Cemex 144A 4.375% 3/5/23	EUR	100,000	107,948
MUFG Americas Holdings
2.25% 2/10/20		30,000	30,092
3.00% 2/10/25		70,000	69,354

			207,394

Consumer Finance–0.09%
Ally Financial
4.125% 2/13/22		15,000	14,663
4.625% 3/30/25		85,000	83,937
General Motors Financial
4.00% 1/15/25		15,000	15,329
4.375% 9/25/21		35,000	37,217
SunTrust Banks 2.35% 11/1/18		60,000	60,984

			212,130

Containers & Packaging–0.06%
Berry Plastics 5.50% 5/15/22		25,000	25,719
#BWAY Holding 144A 9.125% 8/15/21		50,000	52,250
#Consolidated Container 144A 10.125% 7/15/20		20,000	17,500
#Plastipak Holdings 144A 6.50% 10/1/21		50,000	51,125

			146,594

Diversified Consumer Services–0.05%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	126,795

			126,795

Diversified Financial Services–0.50%
Bank of America 4.25% 10/22/26		50,000	51,688
CME Group 3.00% 3/15/25		40,000	40,457
#ERAC USA Finance 144A 4.50% 2/15/45		10,000	10,158
General Electric Capital
2.10% 12/11/19		70,000	71,426
2.20% 1/9/20		30,000	30,351
4.25% 1/17/18	NZD	50,000	37,673
5.55% 5/4/20		30,000	34,969
6.00% 8/7/19		56,000	65,482
•7.125% 12/15/49		100,000	117,750
Goldman Sachs Group
2.60% 4/23/20		115,000	116,358
5.20% 12/17/19	NZD	33,000	25,281

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase
•0.886% 1/28/19		26,000	$26,073
4.125% 12/15/26		135,000	140,279
•6.75% 8/29/49		30,000	32,700
Morgan Stanley
4.35% 9/8/26		55,000	57,732
5.00% 9/30/21	AUD	14,000	11,431
National Rural Utilities Cooperative Finance
2.85% 1/27/25		45,000	45,406
•4.75% 4/30/43		60,000	60,330
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	101,649
#SUAM Finance 144A 4.875% 4/17/24		100,000	103,750

			1,180,943

Diversified Telecommunication Services–0.48%
AT&T
4.35% 6/15/45		30,000	28,812
5.35% 9/1/40		60,000	65,714
Bell Canada 3.35% 3/22/23	CAD	19,000	15,803
CenturyLink
5.80% 3/15/22		120,000	125,550
6.75% 12/1/23		45,000	49,725
Hughes Satellite Systems 7.625% 6/15/21		15,000	16,556
Intelsat Luxembourg 8.125% 6/1/23		115,000	106,375
Level 3 Financing 5.375% 8/15/22		55,000	56,873
Motorola Solutions 4.00% 9/1/24		65,000	67,297
Orange 5.50% 2/6/44		45,000	53,635
SBA Tower Trust
#144A 2.24% 4/16/18		40,000	40,030
#144A 2.898% 10/15/19		25,000	25,304
#SES 144A 3.60% 4/4/23		75,000	78,702
Telefonica Emisiones 6.421% 6/20/16		75,000	79,714
Verizon Communications
4.40% 11/1/34		75,000	76,650
4.862% 8/21/46		115,000	120,694
5.15% 9/15/23		70,000	80,310
Windstream
7.50% 4/1/23		15,000	14,400
7.75% 10/1/21		30,000	30,075

			1,132,219

Electric Utilities–0.47%
Berkshire Hathaway Energy 3.75% 11/15/23		110,000	117,471

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	$6,032
ComEd Financing III 6.35% 3/15/33	60,000	61,971
Dominion Gas Holdings 3.60% 12/15/24	115,000	120,819
DTE Energy 2.40% 12/1/19	45,000	45,782
#•Electricite de France 144A 5.25% 12/29/49	100,000	104,600
Entergy Arkansas 3.70% 6/1/24	20,000	21,454
Great Plains Energy 4.85% 6/1/21	30,000	33,596
Indiana Michigan Power 3.20% 3/15/23	15,000	15,431
IPALCO Enterprises 5.00% 5/1/18	45,000	47,925
ITC Holdings 3.65% 6/15/24	65,000	67,499
LG&E & KU Energy
3.75% 11/15/20	60,000	63,576
4.375% 10/1/21	115,000	127,109
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	31,403
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	65,831
3.625% 6/15/23	25,000	26,211
NV Energy 6.25% 11/15/20	65,000	77,237
Pennsylvania Electric 5.20% 4/1/20	55,000	60,955
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	15,000	15,701

		1,110,603

Electronic Equipment, Instruments & Components–0.07%
CDW 5.00% 9/1/23	10,000	10,175
Thermo Fisher Scientific
2.40% 2/1/19	60,000	60,898
4.15% 2/1/24	85,000	91,946

		163,019

Energy Equipment & Services–0.02%
Bristow Group 6.25% 10/15/22	35,000	33,425
Exterran Partners 6.00% 4/1/21	15,000	13,875

		47,300

Food & Staples Retailing–0.02%
Walgreens Boots Alliance 3.80% 11/18/24	55,000	56,979

		56,979

Food Products–0.08%
Campbell Soup 3.30% 3/19/25	55,000	56,036
Smithfield Foods 6.625% 8/15/22	25,000	26,844

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Smucker (J.M.)
#144A 3.00% 3/15/22	15,000	$15,249
#144A 3.50% 3/15/25	65,000	66,961
#144A 4.25% 3/15/35	20,000	20,785

		185,875

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	40,000	43,100

		43,100

Health Care Equipment & Supplies–0.21%
Becton Dickinson 3.734% 12/15/24	50,000	52,434
Boston Scientific
2.65% 10/1/18	5,000	5,059
6.00% 1/15/20	80,000	92,178
CareFusion 6.375% 8/1/19	75,000	87,769
Kinetic Concepts 10.50% 11/1/18	35,000	37,975
Medtronic
#144A 3.15% 3/15/22	30,000	31,180
#144A 3.50% 3/15/25	110,000	115,138
Zimmer Holdings
3.15% 4/1/22	20,000	20,261
3.55% 4/1/25	60,000	61,320

		503,314

Health Care Providers & Services–0.21%
Air Medical Group Holdings 9.25% 11/1/18	7,000	7,385
Community Health Systems 6.875% 2/1/22	45,000	48,319
DaVita Healthcare Partners 5.125% 7/15/24	90,000	91,969
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	40,000	44,200
HCA 5.375% 2/1/25	125,000	131,719
HealthSouth
5.125% 3/15/23	10,000	10,225
5.75% 11/1/24	10,000	10,450
Highmark
#144A 4.75% 5/15/21	40,000	42,128
#144A 6.125% 5/15/41	20,000	21,478
#Milacron 144A 7.75% 2/15/21	30,000	31,200
Tenet Healthcare 6.00% 10/1/20	58,000	61,625

		500,698

Hotels, Restaurants & Leisure–0.26%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	35,000	27,037

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology 5.35% 10/15/23	75,000	$76,209
#Landry’s 144A 9.375% 5/1/20	20,000	21,550
Marriott International 3.375% 10/15/20	40,000	41,941
MGM Resorts International 6.00% 3/15/23	85,000	87,763
#PF Chang’s China Bistro 144A 10.25% 6/30/20	15,000	15,600
Pinnacle Entertainment 7.50% 4/15/21	40,000	42,400
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	35,000	35,992
4.50% 10/1/34	10,000	10,439
Wyndham Worldwide
4.25% 3/1/22	5,000	5,226
5.625% 3/1/21	55,000	62,184
Wynn Las Vegas
5.375% 3/15/22	15,000	15,600
#144A 5.50% 3/1/25	180,000	183,150

		625,091

Independent Power Producers & Energy Traders–0.10%
AES
5.50% 3/15/24	45,000	45,113
5.50% 4/15/25	50,000	49,500
Calpine 5.375% 1/15/23	30,000	30,150
Dynegy Finance I/II
#144A 6.75% 11/1/19	15,000	15,544
#144A 7.375% 11/1/22	20,000	21,100
#144A 7.625% 11/1/24	80,000	84,100

		245,507

Industrial Conglomerates–0.02%
#Gates Global 144A 6.00% 7/15/22	50,000	47,437

		47,437

Insurance–0.31%
American International Group 3.875% 1/15/35	70,000	70,592
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	58,163
•Chubb 6.375% 3/29/67	55,000	58,575
#Five Corners Funding Trust 144A 4.419% 11/15/23	100,000	107,475
#HUB International 144A 7.875% 10/1/21	50,000	51,375
MetLife 6.817% 8/15/18	85,000	99,141
Prudential Financial
•5.625% 6/15/43	20,000	21,300
•5.875% 9/15/42	55,000	60,019

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	$35,909
#144A 4.125% 11/1/24	80,000	84,607
#USI 144A 7.75% 1/15/21	10,000	10,300
•Voya Financial 5.65% 5/15/53	35,000	36,750
XLIT
4.45% 3/31/25	20,000	20,170
•6.50% 12/29/49	35,000	31,063

		745,439

Internet & Catalog Retail–0.09%
#Netflix 144A 5.875% 2/15/25	110,000	113,437
Priceline Group 3.65% 3/15/25	90,000	91,777

		205,214

Internet Software & Services–0.12%
Baidu 3.25% 8/6/18	200,000	207,505
Equinix
4.875% 4/1/20	23,000	23,863
5.375% 4/1/23	52,000	54,236

		285,604

IT Services–0.04%
First Data
11.25% 1/15/21	49,000	55,860
11.75% 8/15/21	20,000	23,225
Xerox 6.35% 5/15/18	5,000	5,651

		84,736

Machinery–0.10%
Crane
2.75% 12/15/18	15,000	15,391
4.45% 12/15/23	60,000	64,322
Ingersoll-Rand Global Holding
4.25% 6/15/23	55,000	58,827
LSB Industries 7.75% 8/1/19	10,000	10,475
Meritor 6.75% 6/15/21	25,000	26,000
Parker Hannifin 3.30% 11/21/24	5,000	5,256
Trinity Industries 4.55% 10/1/24	50,000	50,361

		230,632

Media–0.74%
CC Holdings GS V 3.849% 4/15/23	15,000	15,212
CCO Holdings 5.25% 9/30/22	25,000	25,656
CCOH Safari 5.75% 12/1/24	90,000	92,925
#Columbus International 144A 7.375% 3/30/21	200,000	211,000
Comcast 3.375% 2/15/25	155,000	162,298
#Cox Communications 144A 3.85% 2/1/25	65,000	67,077
#CSC Holdings 144A 5.25% 6/1/24	105,000	107,363

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
DISH DBS 5.00% 3/15/23	75,000	$73,110
Gray Television 7.50% 10/1/20	80,000	84,600
Historic TW 6.875% 6/15/18	175,000	203,673
Lamar Media 5.00% 5/1/23	35,000	35,963
#MDC Partners 144A 6.75% 4/1/20	30,000	31,725
#Nielsen Finance 144A 5.00% 4/15/22	35,000	35,350
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	110,000	123,909
Sinclair Television Group
5.375% 4/1/21	45,000	46,350
#144A 5.625% 8/1/24	5,000	5,113
Sirius XM Radio
#144A 5.375% 4/15/25	35,000	35,263
#144A 6.00% 7/15/24	55,000	57,887
Time Warner Cable 8.25% 4/1/19	108,000	132,214
#Univision Communications 144A 5.125% 5/15/23	25,000	25,500
Viacom 4.85% 12/15/34	115,000	119,177
WPP Finance 2010 5.625% 11/15/43	55,000	65,063

		1,756,428

Metals & Mining–0.30%
AK Steel 7.625% 5/15/20	25,000	21,625
ArcelorMittal 10.60% 6/1/19	145,000	177,897
FMG Resources August 2006
#144A 6.875% 4/1/22	79,000	58,657
#144A 8.25% 11/1/19	12,000	10,365
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	107,250
#Lundin Mining 144A 7.50% 11/1/20	25,000	26,000
Novelis 8.75% 12/15/20	50,000	53,813
Ryerson
9.00% 10/15/17	25,000	25,313
11.25% 10/15/18	6,000	6,120
#Tupy Overseas 144A 6.625% 7/17/24	200,000	193,000
Yamana Gold 4.95% 7/15/24	25,000	24,625

		704,665

Multi-Utilities–0.25%
Ameren Illinois 9.75% 11/15/18	263,000	334,182
CMS Energy 6.25% 2/1/20	60,000	70,964
•Integrys Energy Group 6.11% 12/1/66	85,000	83,332
Puget Energy 6.00% 9/1/21	35,000	41,382

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Wisconsin Energy 6.25% 5/15/67	50,000	$50,123

		579,983

Oil, Gas & Consumable Fuels–1.25%
Anadarko Petroleum 4.50% 7/15/44	15,000	15,408
California Resources
#144A 5.50% 9/15/21	25,000	22,305
#144A 6.00% 11/15/24	30,000	26,475
Chaparral Energy 7.625% 11/15/22	10,000	6,800
Chesapeake Energy
4.875% 4/15/22	60,000	56,550
5.75% 3/15/23	45,000	44,100
Chevron
1.961% 3/3/20	45,000	45,319
2.411% 3/3/22	25,000	25,070
Cimarex Energy 4.375% 6/1/24	25,000	24,937
ConocoPhillips 4.30% 11/15/44	25,000	26,602
Continental Resources 4.50% 4/15/23	105,000	102,075
•Enbridge Energy Partners 8.05% 10/1/37	125,000	134,687
Energy Transfer Partners
4.05% 3/15/25	55,000	55,576
4.90% 3/15/35	20,000	19,928
5.15% 3/15/45	30,000	30,302
9.70% 3/15/19	65,000	81,773
EnLink Midstream Partners 5.05% 4/1/45	45,000	45,952
•Enterprise Products Operating 7.034% 1/15/68	130,000	140,635
EOG Resources 3.15% 4/1/25	40,000	40,846
Exxon Mobil
2.397% 3/6/22	25,000	25,220
2.709% 3/6/25	90,000	91,033
Freeport-McMoran Oil & Gas 6.50% 11/15/20	23,000	24,466
#Kinder Morgan 144A 5.00% 2/15/21	25,000	26,754
Kinder Morgan Energy Partners 9.00% 2/1/19	115,000	140,197
Laredo Petroleum 7.375% 5/1/22	50,000	51,813
MarkWest Energy Partners 4.875% 12/1/24	70,000	71,918
Murphy Oil USA 6.00% 8/15/23	60,000	64,650
Newfield Exploration
5.375% 1/1/26	50,000	50,600
5.625% 7/1/24	45,000	47,025

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Noble Energy
3.90% 11/15/24	20,000	$20,387
5.05% 11/15/44	35,000	36,869
Noble Holding International 4.00% 3/16/18	5,000	5,031
Oasis Petroleum 6.875% 3/15/22	45,000	44,100
ONEOK Partners 3.80% 3/15/20	25,000	25,519
PDC Energy 7.75% 10/15/22	15,000	15,825
Petrobras Global Finance
3.00% 1/15/19	33,000	28,572
4.875% 3/17/20	90,000	81,045
Petroleos Mexicanos
6.00% 3/5/20	100,000	114,550
6.50% 6/2/41	25,000	28,437
Plains All American Pipeline 8.75% 5/1/19	120,000	149,703
Pride International 6.875% 8/15/20	210,000	239,425
Regency Energy Partners 5.875% 3/1/22	15,000	16,350
Sunoco Logistics Partners Operations 3.45% 1/15/23	30,000	29,567
Talisman Energy 5.50% 5/15/42	65,000	64,603
•TransCanada PipeLines 6.35% 5/15/67	130,000	126,425
Valero Energy
3.65% 3/15/25	40,000	40,992
4.90% 3/15/45	20,000	20,759
Williams 4.55% 6/24/24	40,000	38,812
Williams Partners
4.00% 9/15/25	10,000	9,828
7.25% 2/1/17	95,000	104,411
#Woodside Finance 144A 8.75% 3/1/19	105,000	129,090
YPF
#144A 8.75% 4/4/24	25,000	25,640
#144A 8.875% 12/19/18	25,000	25,774

		2,960,730

Paper & Forest Products–0.10%
Fibria Overseas Finance 5.25% 5/12/24	25,000	24,875
Georgia-Pacific
#144A 3.60% 3/1/25	10,000	10,272
8.00% 1/15/24	125,000	166,122
Masco 4.45% 4/1/25	25,000	25,875

		227,144

Pharmaceuticals–0.23%
Actavis Funding 3.45% 3/15/22	40,000	41,033

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Actavis Funding (continued)
3.80% 3/15/25	55,000	$56,877
4.55% 3/15/35	5,000	5,229
AmerisourceBergen 3.25% 3/1/25	30,000	30,462
EMD Finance
#144A 2.95% 3/19/22	25,000	25,332
#144A 3.25% 3/19/25	55,000	55,760
Express Scripts Holding
2.25% 6/15/19	40,000	40,220
3.50% 6/15/24	45,000	46,417
Lilly (Eli) 2.75% 6/1/25	30,000	30,171
Merck
2.35% 2/10/22	40,000	40,073
2.75% 2/10/25	90,000	90,043
Omnicare 5.00% 12/1/24	25,000	26,250
#VRX Escrow 144A 5.875% 5/15/23	45,000	46,237

		534,104

Real Estate Investment Trusts–0.48%
Alexandria Real Estate Equities 4.50% 7/30/29	25,000	26,461
American Tower Trust I
#144A 1.551% 3/15/43	20,000	19,975
#144A 3.07% 3/15/23	55,000	55,424
AvalonBay Communities 3.50% 11/15/24	30,000	30,884
CBL & Associates
4.60% 10/15/24	50,000	50,931
5.25% 12/1/23	10,000	10,723
Corporate Office Properties
3.60% 5/15/23	40,000	38,889
5.25% 2/15/24	40,000	43,598
DDR
3.625% 2/1/25	65,000	65,001
7.50% 4/1/17	10,000	11,123
7.875% 9/1/20	85,000	106,056
Education Realty Operating Partnership 4.60% 12/1/24	45,000	46,868
Excel Trust 4.625% 5/15/24	25,000	26,281
GEO Group
5.125% 4/1/23	30,000	30,750
5.875% 10/15/24	35,000	36,575
Hospitality Properties Trust 4.50% 3/15/25	45,000	46,133
Host Hotels & Resorts
3.75% 10/15/23	45,000	45,692
4.75% 3/1/23	65,000	70,168
5.875% 6/15/19	30,000	31,135
#Omega Healthcare Investors 144A 4.50% 4/1/27	40,000	39,492

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
#WEA Finance 144A 3.75% 9/17/24	300,000	$310,898

		1,143,057

Real Estate Management & Development–0.02%
Carey (W.P.) 4.60% 4/1/24	35,000	36,264

		36,264

Road & Rail–0.02%
Norfolk Southern 3.85% 1/15/24	40,000	43,247

		43,247

Semiconductors & Semiconductor Equipment–0.13%
#Micron Technology 144A 5.25% 8/1/23	110,000	112,200
National Semiconductor 6.60% 6/15/17	165,000	184,702

		296,902

Software–0.07%
#Activision Blizzard 144A 6.125% 9/15/23	50,000	54,625
Microsoft
2.70% 2/12/25	25,000	25,128
3.50% 2/12/35	25,000	24,987
3.75% 2/12/45	50,000	50,324
Oracle 4.30% 7/8/34	20,000	21,744

		176,808

Specialty Retail–0.16%
Bed Bath & Beyond 4.915% 8/1/34	50,000	53,713
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	35,000	30,800
QVC
4.375% 3/15/23	85,000	86,747
5.45% 8/15/34	55,000	54,714
Sally Holdings 5.75% 6/1/22	30,000	32,063
Signet UK Finance 4.70% 6/15/24	115,000	118,261

		376,298

Textiles, Apparel & Luxury Goods–0.02%
#INVISTA Finance 144A 4.25% 10/15/19	50,000	49,937

		49,937

Transportation Infrastructure–0.01%
#AP Moeller - Maersk 144A 2.55% 9/22/19	25,000	25,437

		25,437

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services–0.16%
#Crown Castle Towers 144A 4.883% 8/15/20	210,000	$231,220
Sprint
7.125% 6/15/24	75,000	73,500
7.875% 9/15/23	20,000	20,500
T-Mobile USA 6.125% 1/15/22	60,000	62,100

		387,320

Total Corporate Bonds (Cost $21,066,129)		21,768,370

MUNICIPAL BONDS–0.20%
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	25,000	28,827
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	15,455
5.75% 6/1/47	25,000	21,161
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	75,000	85,294
5.00% 6/1/45	25,000	28,317
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	25,000	26,588
New York City, New York Series I 5.00% 8/1/22	20,000	24,081
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	35,000	40,135
New York State Thruway Authority Series A 5.00% 5/1/19	25,000	28,516
State of California 5.00% 3/1/45	45,000	52,033
State of Maryland Local Facilities Series A 5.00% 8/1/21	25,000	30,290
State of Texas Transportation Commission Series A 5.00% 10/1/44	65,000	75,897
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	20,000	24,504

Total Municipal Bonds (Cost $469,272)		481,098

NON-AGENCY ASSET-BACKED SECURITIES–0.67%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	106,273
•Ally Master Owner Trust Series 2013-2 A 0.625% 4/15/18	100,000	100,074
American Express Credit Account Master Trust
•Series 2012-3 B 0.675% 3/15/18	100,000	99,993

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
American Express Credit Account Master Trust (continued)
•Series 2013-2 A 0.595% 5/17/21	100,000	$100,333
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	100,000	103,214
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,989
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	101,232
BA Credit Card Trust
•Series 2014-A2 A 0.445% 9/16/19	30,000	30,006
•Series 2014-A3 A 0.462% 1/15/20	35,000	34,985
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	100,479
Chase Issuance Trust
•Series 2014-A5 A5 0.545% 4/15/21	100,000	100,000
•Series 2014-A8 A 0.425% 11/15/18	40,000	40,010
Ford Credit Floorplan Master Owner Trust A Series 2013-3 B 1.14% 6/15/17	20,000	20,028
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.626% 10/20/19	50,000	49,976
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	49,500	49,624
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	99,601
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	100,000	99,984
Series 2014-1 A 1.61% 11/15/20	100,000	100,291
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.575% 10/15/15	150,000	150,054

Total Non-Agency Asset-Backed Securities (Cost $1,585,353)		1,586,146

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.14%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	3,216	3,313
Series 2005-6 7A1 5.50% 7/25/20	2,789	2,806
•ChaseFlex Trust Series 2006-1 A4 4.925% 6/25/36	100,000	86,575

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		27,762	$27,811
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 2.78% 1/25/36		18,896	17,060
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36		30,505	30,800
•Series 2007-A1 7A4 2.517% 7/25/35		17,676	15,558
#•Sequoia Mortgage Trust Series 2013-11 B1 144A 3.705% 9/25/43		96,676	94,147
#•Springleaf Mortgage Loan Trust Series 2012-1A A 144A 2.667% 9/25/57		29,716	30,099
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		16,812	17,159

Total Non-Agency Collateralized Mortgage Obligations (Cost $291,088)			325,328

ΔREGIONAL BONDS–0.06%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	66,700	56,970
Queensland Treasury #144A 4.75% 7/21/25	AUD	14,000	12,451

			69,421

Canada–0.03%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	10,697
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	56,274

			66,971

Total Regional Bonds (Cost $141,182)			136,392

«SENIOR SECURED LOANS–2.37%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		104,650	105,303
Aramark Tranche E 3.25% 9/7/19		67,900	68,148
Azure Midstream Tranche B 7.50% 11/15/18		23,723	22,626
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		362,558	363,321
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		44,663	39,778

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Calpine Construction Finance Tranche B 3.00% 5/3/20	107,728	$106,482
Charter Communications Tranche B 1st Lien 4.25% 9/12/21	190,000	191,848
Community Health Systems Tranche D 4.25% 1/27/21	89,315	89,858
Community Health Systems Tranche F 1st Lien 3.428% 12/31/18	24,309	24,346
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	160,000	161,878
Drillships Financing Holding Tranche B1 6.00% 3/31/21	44,325	34,013
Emdeon 1st Lien 3.75% 11/2/18	72,312	72,531
Energy Transfer Equity 1st Lien 3.25% 12/2/19	235,000	231,677
FCA US Tranche B 1st Lien 3.50% 5/24/17	9,796	9,813
First Data Tranche B 1st Lien 4.174% 3/24/21	225,450	226,460
Gardner Denver 1st Lien 4.25% 7/30/20	189,519	180,179
HCA Tranche B5 1st Lien 2.928% 3/31/17	116,230	116,412
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	232,800	233,382
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	189,525	190,433
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	63,056	63,269
iHeartCommunications Tranche D 6.928% 1/30/19	120,000	114,341
Immucor Tranche B2 5.00% 8/19/18	77,895	78,322
Infor US Tranche B5 1st Lien 3.75% 6/3/20	176,296	174,947
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	134,296	133,944
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21	24,813	24,745
KIK Custom Products 1st Lien 5.50% 4/29/19	394,486	394,880
Landry’s Tranche B 4.00% 4/24/18	38,793	38,942
Level 3 Financing Tranche B 4.00% 1/15/20	75,000	75,266
MPH Acquisition Tranche B 3.75% 3/31/21	227,066	226,681
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	70,000	69,869
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	44,551	43,548

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Novelis Tranche B 3.75% 3/10/17		46,900	$46,924
Numericable 4.50% 5/21/20		85,570	85,912
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		74,030	74,325
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19		30,100	30,175
Panda Liberty Tranche B 7.50% 8/21/20		5,000	5,038
Republic of Angola (Unsecured) 6.594% 12/16/23		92,000	91,080
Salix Pharmaceuticals Tranche B 5.50% 1/2/20		157,895	158,156
Scientific Games International 6.00% 10/18/20		69,125	69,436
Sensus 2nd Lien 8.50% 5/9/18		80,000	79,000
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		23,097	23,249
Sprouts Farmers 4.00% 4/23/20		50,363	50,568
Univision Communications Tranche C4 4.00% 3/1/20		185,219	185,136
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		53,769	53,926
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		245,734	246,149
Wide Open West Finance 4.75% 4/1/19		274,400	275,043
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		213,243	213,850

Total Senior Secured Loans (Cost $5,584,749)			5,595,209

ΔSOVEREIGN BONDS–0.91%
Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	35,000	30,776

			30,776

Brazil–0.01%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	58,000	17,273

			17,273

Canada–0.00%
Canadian Government Bond 2.75% 12/1/48	CAD	10,000	9,392

			9,392

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Chile–0.04%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	$85,512

			85,512

Colombia–0.11%
Colombia Government International Bonds
4.375% 3/21/23	COP	90,000,000	31,658
5.00% 6/15/45		200,000	206,500
9.85% 6/28/27	COP	37,000,000	18,482

			256,640

Dominican Republic–0.04%
#Dominican Republic International Bond 144A 6.85% 1/27/45		100,000	105,500

			105,500

Indonesia–0.11%
#Indonesia Government International Bond 144A 4.625% 4/15/43		200,000	196,250
Indonesia Treasury Bond 8.375% 3/15/24	IDR	927,000,000	75,525

			271,775

Italy–0.16%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	145,000	160,405
2.50% 12/1/24	EUR	182,000	218,165

			378,570

Ivory Coast–0.09%
#Ivory Coast Government International Bond 144A 6.375% 3/3/28		200,000	201,000

			201,000

Kazakhstan–0.08%
#Kazakhstan Government International Bond 144A 3.875% 10/14/24		200,000	185,780

			185,780

Mexico–0.05%
Mexican Bonos 7.50% 6/3/27	MXN	1,507,000	109,912

			109,912

Norway–0.04%
Kommunalbanken 5.00% 3/28/19	NZD	24,000	18,690
Norway Government Bonds
2.00% 5/24/23	NOK	113,000	14,727
3.00% 3/14/24	NOK	455,000	64,105

			97,522

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Peru–0.01%
#Peruvian Government International Bond 144A 6.95% 8/12/31	PEN	100,000	$33,277

			33,277

Poland–0.01%
Poland Government Bond 3.25% 7/25/25	PLN	95,000	27,262

			27,262

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		18,000	19,931

			19,931

Republic of Korea–0.03%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	76,923,191	66,986

			66,986

South Africa–0.04%
South Africa Government Bond 8.00% 1/31/30	ZAR	1,224,000	99,634

			99,634

Sweden–0.01%
Sweden Government Bond 1.50% 11/13/23	SEK	150,000	19,177

			19,177

United Kingdom–0.05%
United Kingdom Gilt 3.50% 1/22/45	GBP	21,100	39,211
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	41,088	67,674

			106,885

Uruguay–0.01%
Uruguay Government International Bond 5.10% 6/18/50		25,000	26,063

			26,063

Total Sovereign Bonds (Cost $2,178,176)			2,148,867

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS–0.08%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	2,300,000	$36,741
7.375% 4/15/19	IDR	300,000,000	22,824
Inter-American Development Bank
6.00% 9/5/17	INR	3,300,000	52,736
7.25% 7/17/17	IDR	470,000,000	35,398
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	47,000	36,748

Total Supranational Banks (Cost $192,816)			184,447

U.S. TREASURY OBLIGATIONS–0.44%
U.S. Treasury Bond 2.50% 2/15/45		890,000	881,935
U.S. Treasury Notes
1.375% 2/29/20		30,000	30,009
1.375% 3/31/20		15,000	15,004
2.00% 2/15/25		115,000	115,737
2.25% 11/15/24		10,000	10,281

Total U.S. Treasury Obligations (Cost $1,040,541)			1,052,966

		Number of Shares

MONEY MARKET FUND–0.07%
Dreyfus Treasury & Agency Cash Management - Institutional Shares		171,487	171,487

Total Money Market Fund (Cost $171,487)			171,487

		Principal Amount°

SHORT-TERM INVESTMENT–0.53%
≠Discounted Commercial Paper–0.53%
Abbey National North America 0.06% 4/1/15		1,255,000	1,255,000

Total Short-Term Investment (Cost $1,255,000)			1,255,000

TOTAL VALUE OF SECURITIES–101.49% (Cost $183,026,967)	240,020,675
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.49%)	(3,517,064)

NET ASSETS APPLICABLE TO 14,477,900 SHARES OUTSTANDING–100.00%	$236,503,611

#	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $10,142,732, which represents 4.29% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $63,205 cash and $455 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $3,641,639, which represents 1.54% of the Fund’s net assets.

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $170,095, which represents 0.07% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(105,732)	USD	82,764	4/30/15	$2,386
BAML	CAD	(126,333)	USD	100,883	4/30/15	1,181
BAML	EUR	1,002	USD	(1,094)	4/30/15	(17)
BAML	NZD	(140,111)	USD	106,678	4/30/15	2,241
BNP	AUD	(14,124)	USD	11,060	4/30/15	323
BNP	NOK	(1,003,647)	USD	126,956	4/30/15	2,464
BNYM	EUR	(47,377)	USD	50,823	4/1/15	(130)
BNYM	KRW	(3,861,207)	USD	3,485	4/1/15	4
HSBC	GBP	(32,054)	USD	47,762	4/30/15	225
JPMC	COP	(123,077,491)	USD	47,626	4/30/15	469
JPMC	KRW	(73,705,250)	USD	66,563	4/30/15	167
JPMC	PLN	(82,145)	USD	22,000	4/30/15	351
JPMC	SEK	(998)	USD	118	4/30/15	2
TD	EUR	(215,673)	USD	233,981	4/30/15	1,940
TD	JPY	(2,453,198)	USD	20,509	4/30/15	48

						$11,654

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(10)	E-mini MSCI EAFE Index	$(904,920)	$(914,950)	6/22/15	$(10,030)
(17)	E-mini MSCI Emerging Markets Index	(797,164)	(826,540)	6/22/15	(29,376)
(9)	E-mini S&P 500 Index	(925,376)	(927,361)	6/22/15	(1,985)
7	U.S. Treasury 10 yr Notes	899,959	902,344	6/22/15	2,385
23	U.S. Treasury 5 yr Notes	2,761,835	2,764,852	7/1/15	3,017
2	U.S. Treasury Ultra Bonds	335,693	339,750	6/22/15	4,057

		$1,370,027			$(31,932)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CLP–Chilean Peso

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MXN–Mexican Peso

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

LVIP Delaware Foundation® Aggressive Allocation Fund–26

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$3,201,369	$—	$—	$3,201,369
Air Freight & Logistics	436,996	—	—	436,996
Auto Components	1,288,801	—	—	1,288,801
Automobiles	218,616	—	—	218,616
Banks	4,043,531	—	—	4,043,531
Beverages	416,098	—	—	416,098
Biotechnology	4,196,026	—	—	4,196,026
Building Products	336,708	—	—	336,708
Capital Markets	2,221,324	—	—	2,221,324
Chemicals	1,961,002	—	—	1,961,002
Commercial Services & Supplies	1,604,322	—	—	1,604,322
Communications Equipment	3,347,042	—	—	3,347,042
Construction & Engineering	284,997	—	—	284,997
Consumer Finance	221,878	—	—	221,878
Containers & Packaging	200,477	—	—	200,477
Diversified Financial Services	939,845	—	—	939,845
Diversified Telecommunication Services	2,410,187	—	—	2,410,187
Electric Utilities	1,326,332	—	—	1,326,332
Electrical Equipment	147,770	—	—	147,770
Electronic Equipment, Instruments & Components	438,891	—	—	438,891
Energy Equipment & Services	1,275,410	—	—	1,275,410
Food & Staples Retailing	2,949,487	—	—	2,949,487
Food Products	3,549,223	—	—	3,549,223
Gas Utilities	50,480	—	—	50,480
Health Care Equipment & Supplies	1,987,863	—	—	1,987,863
Health Care Providers & Services	2,903,426	—	—	2,903,426
Hotels, Restaurants & Leisure	1,543,597	—	—	1,543,597
Household Products	508,441	—	—	508,441
Industrial Conglomerates	379,221	—	—	379,221
Insurance	3,264,002	—	—	3,264,002
Internet & Catalog Retail	2,883,383	—	—	2,883,383
Internet Software & Services	5,657,567	—	—	5,657,567
IT Services	4,615,802	—	—	4,615,802
Life Sciences Tools & Services	310,997	—	—	310,997
Machinery	1,252,769	—	—	1,252,769
Media	1,529,637	—	—	1,529,637
Metals & Mining	280,441	—	—	280,441
Multiline Retail	452,954	—	—	452,954
Multi-Utilities	424,762	—	—	424,762
Oil, Gas & Consumable Fuels	7,161,518	—	—	7,161,518
Paper & Forest Products	376,069	—	—	376,069
Pharmaceuticals	7,365,979	—	—	7,365,979
Professional Services	583,789	—	—	583,789
Real Estate Investment Trusts	10,464,762	—	—	10,464,762
Road & Rail	599,252	—	—	599,252
Semiconductors & Semiconductor Equipment	2,894,535	—	—	2,894,535
Software	5,295,449	—	—	5,295,449

LVIP Delaware Foundation® Aggressive Allocation Fund–27

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Specialty Retail	$3,160,594	$—	$—	$3,160,594
Technology Hardware, Storage & Peripherals	848,950	—	—	848,950
Textiles, Apparel & Luxury Goods	1,305,095	—	—	1,305,095
Trading Companies & Distributors	165,491	—	—	165,491
Developed Markets
Aerospace & Defense	—	607,767	—	607,767
Air Freight & Logistics	—	1,053,885	—	1,053,885
Airlines	402,860	—	—	402,860
Auto Components	—	923,357	—	923,357
Automobiles	—	1,451,675	—	1,451,675
Banks	—	5,633,081	—	5,633,081
Beverages	—	1,447,243	—	1,447,243
Construction & Engineering	—	944,368	—	944,368
Containers & Packaging	—	920,089	—	920,089
Diversified Telecommunication Services	—	1,155,042	—	1,155,042
Energy Equipment & Services	—	438,884	—	438,884
Food & Staples Retailing	—	792,279	—	792,279
Food Products	—	1,096,400	—	1,096,400
Household Durables	—	681,023	—	681,023
Industrial Conglomerates	—	919,812	—	919,812
Insurance	—	1,384,336	—	1,384,336
IT Services	1,307,619	1,006,644	—	2,314,263
Life Sciences Tools & Services	217,938	—	—	217,938
Media	—	380,530	—	380,530
Metals & Mining	430,469	642,696	—	1,073,165
Multi-Utilities	—	418,270	—	418,270
Oil, Gas & Consumable Fuels	590,220	580,586	—	1,170,806
Pharmaceuticals	3,819,071	3,446,663	—	7,265,734
Road & Rail	—	919,144	—	919,144
Software	—	414,785	—	414,785
Specialty Retail	—	1,361,632	—	1,361,632
Textiles, Apparel & Luxury Goods	—	1,476,838	—	1,476,838
Tobacco	—	894,551	—	894,551
Trading Companies & Distributors	—	1,339,928	—	1,339,928
Wireless Telecommunication Services	—	767,254	—	767,254
Emerging Markets
Airlines	66,096	—	—	66,096
Automobiles	—	378,735	—	378,735
Banks	1,268,381	2,002,574	—	3,270,955
Beverages	426,715	743,841	—	1,170,556
Building Products	—	526,391	—	526,391
Chemicals	211,887	—	—	211,887
Construction & Engineering	61,940	—	—	61,940
Construction Materials	434,012	565,374	—	999,386
Diversified Financial Services	—	358,823	—	358,823
Diversified Telecommunication Services	351,930	—	—	351,930
Electronic Equipment, Instruments & Components	254,589	529,339	—	783,928
Food & Staples Retailing	369,334	—	—	369,334
Food Products	827,151	458,943	—	1,286,094
Hotels, Restaurants & Leisure	96,628	—	—	96,628
Household Durables	—	158,979	—	158,979
Insurance	—	256,394	—	256,394
Internet Software & Services	2,385,960	—	—	2,385,960
IT Services	151,027	—	—	151,027
Media	611,147	—	—	611,147
Metals & Mining	213,374	126,981	—	340,355
Multiline Retail	—	200,323	—	200,323

LVIP Delaware Foundation® Aggressive Allocation Fund–28

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$2,285,036	$1,021,810	$—	$3,306,846
Paper & Forest Products	367,521	97,860	—	465,381
Personal Products	229,703	—	—	229,703
Real Estate Management & Development	—	166,239	—	166,239
Road & Rail	27,381	—	—	27,381
Semiconductors & Semiconductor Equipment	307,588	972,170	—	1,279,758
Technology Hardware, Storage & Peripherals	—	1,516,616	—	1,516,616
Transportation Infrastructure	32,757	—	—	32,757
Wireless Telecommunication Services	2,509,993	1,201,456	—	3,711,449
Convertible Preferred Stock	132,052	64,056	—	196,108
Exchange-Traded Funds	22,577,683	—	—	22,577,683
Preferred Stock	168,527	86,193	—	254,720
Agency Collateralized Mortgage Obligations	—	418,055	—	418,055
Agency Mortgage-Backed Securities	—	8,672,945	—	8,672,945
Commercial Mortgage-Backed Securities	—	2,797,457	—	2,797,457
Convertible Bonds	—	475,303	—	475,303
Corporate Bonds	—	21,768,370	—	21,768,370
Municipal Bonds	—	481,098	—	481,098
Non-Agency Asset-Backed Securities	—	1,586,146	—	1,586,146
Non-Agency Collateralized Mortgage Obligations	—	325,328	—	325,328
Regional Bonds	—	136,392	—	136,392
Senior Secured Loans	—	5,504,129	91,080	5,595,209
Sovereign Bonds	—	2,148,867	—	2,148,867
Supranational Banks	—	184,447	—	184,447
U.S. Treasury Obligations	—	1,052,966	—	1,052,966
Money Market Fund	171,487	—	—	171,487
Short-Term Investments	—	1,255,000	—	1,255,000

Total	$148,591,233	$91,338,362	$91,080	$240,020,675

Foreign Currency Exchange Contracts	$—	$11,654	$—	$11,654

Futures Contracts	$(31,932)	$—	$—	$(31,932)

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Foundation® Aggressive Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–34.82%
U.S. MARKETS–22.06%
Aerospace & Defense–0.67%
Boeing	850	$127,568
†Esterline Technologies	1,540	176,207
Honeywell International	1,500	156,465
†KEYW Holding	8,120	66,828
Lockheed Martin	750	152,220
Northrop Grumman	4,000	643,840
Raytheon	5,900	644,575
Rockwell Collins	650	62,757
United Technologies	1,500	175,800

		2,206,260

Air Freight & Logistics–0.09%
FedEx	1,050	173,723
†XPO Logistics	2,930	133,227

		306,950

Auto Components–0.27%
BorgWarner	1,600	96,768
Johnson Controls	12,900	650,676
†Tenneco	2,350	134,937

		882,381

Automobiles–0.04%
Ford Motor	9,000	145,260

		145,260

Banks–0.84%
BB&T	16,200	631,638
BBCN Bancorp	5,480	79,296
Bryn Mawr Bank	1,030	31,322
Cardinal Financial	4,350	86,913
Citigroup	4,050	208,656
City Holding	1,990	93,590
†First NBC Bank Holding	2,460	81,131
Flushing Financial	3,530	70,847
@Independent Bank (Massachusetts)	2,360	103,533
JPMorgan Chase	4,550	275,639
KeyCorp	7,600	107,616
Old National Bancorp	5,410	76,768
Prosperity Bancshares	2,250	118,080
Sterling Bancorp	8,250	110,633
Susquehanna Bancshares	6,360	87,196
†Texas Capital Bancshares	1,810	88,057
Webster Financial	3,240	120,042
Wells Fargo	5,000	272,000
†Western Alliance Bancorp	3,830	113,521

		2,756,478

Beverages–0.09%
Coca-Cola	1,550	62,853
PepsiCo	2,350	224,707

		287,560

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–0.88%
†Acorda Therapeutics	3,330	$110,822
†Alkermes	1,650	100,601
†Biogen	925	390,572
†Celgene	12,034	1,387,279
†Cepheid	2,680	152,492
†Gilead Sciences	2,410	236,493
†Isis Pharmaceuticals	1,770	112,696
†Ligand Pharmaceuticals Class B	1,810	139,569
†Spectrum Pharmaceuticals	7,640	46,375
†TESARO	980	56,252
†Vanda Pharmaceuticals	6,570	61,101
†Vertex Pharmaceuticals	850	100,275

		2,894,527

Building Products–0.08%
AAON	5,655	138,717
†Continental Building Products	5,190	117,242

		255,959

Capital Markets–0.47%
Ameriprise Financial	900	117,756
Bank of New York Mellon	15,500	623,720
BlackRock	350	128,044
Evercore Partners Class A	3,380	174,611
Greenhill	1,290	51,149
Invesco	2,350	93,271
Raymond James Financial	1,900	107,882
State Street	1,650	121,325
†Stifel Financial	2,140	119,305

		1,537,063

Chemicals–0.42%
Axiall	2,270	106,554
†Chemtura	2,900	79,141
duPont (E.I.) deNemours	8,478	605,923
Eastman Chemical	1,850	128,131
Huntsman	4,200	93,114
Innophos Holdings	1,340	75,522
LyondellBasell Industries Class A	750	65,850
Minerals Technologies	1,710	125,001
Quaker Chemical	1,110	95,060

		1,374,296

Commercial Services & Supplies–0.33%
McGrath RentCorp	3,120	102,679
Republic Services	2,100	85,176
Tetra Tech	3,100	74,462
United Stationers	2,980	122,150
US Ecology	1,360	67,959
Waste Management	11,700	634,491

		1,086,917

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–0.71%
Cisco Systems	27,750	$763,819
†NETGEAR	2,510	82,529
Plantronics	1,760	93,192
QUALCOMM	19,804	1,373,209

		2,312,749

Construction & Engineering–0.06%
Granite Construction	2,870	100,852
†MasTec	980	18,914
†MYR Group	2,400	75,216

		194,982

Consumer Finance–0.05%
Capital One Financial	1,950	153,699

		153,699

Containers & Packaging–0.04%
MeadWestvaco	2,800	139,636

		139,636

Diversified Financial Services–0.20%
Intercontinental Exchange	2,759	643,592

		643,592

Diversified Telecommunication Services–0.51%
AT&T	25,557	834,436
Atlantic Tele-Network	1,150	79,603
†inContact	10,210	111,289
Verizon Communications	13,060	635,108

		1,660,436

Electric Utilities–0.28%
Cleco	2,150	117,218
Edison International	11,150	696,541
OGE Energy	3,100	97,991

		911,750

Electrical Equipment–0.03%
Eaton	1,500	101,910

		101,910

Electronic Equipment, Instruments & Components–0.09%
†Anixter International	1,250	95,163
†FARO Technologies	2,320	144,142
†Rofin-Sinar Technologies	2,450	59,363

		298,668

Energy Equipment & Services–0.27%
Bristow Group	770	41,927
Core Laboratories	750	78,367
Halliburton	13,000	570,440
†Pioneer Energy Services	2,350	12,737
†RigNet	2,280	65,185

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	1,500	$125,160

		893,816

Food & Staples Retailing–0.62%
Casey’s General Stores	2,700	243,270
CVS Health	8,090	834,969
Walgreens Boots Alliance	11,223	950,364

		2,028,603

Food Products–0.73%
Archer-Daniels-Midland	13,400	635,160
General Mills	2,500	141,500
J&J Snack Foods	1,010	107,767
Kraft Foods Group	9,733	847,890
Mondelez International	18,400	664,056

		2,396,373

Gas Utilities–0.01%
South Jersey Industries	630	34,196

		34,196

Health Care Equipment & Supplies–0.42%
Baxter International	9,600	657,600
CONMED	2,670	134,808
CryoLife	7,190	74,560
†DexCom	2,500	155,850
†Merit Medical Systems	3,737	71,937
†Quidel	4,010	108,190
West Pharmaceutical Services	3,130	188,457

		1,391,402

Health Care Providers & Services–0.61%
†Air Methods	2,560	119,270
Cardinal Health	7,100	640,917
†Express Scripts Holding	2,100	182,217
Quest Diagnostics	8,600	660,910
UnitedHealth Group	2,250	266,153
†WellCare Health Plans	1,380	126,215

		1,995,682

Hotels, Restaurants & Leisure–0.33%
†Buffalo Wild Wings	650	117,806
Cheesecake Factory	2,480	122,338
†Del Frisco’s Restaurant Group	5,000	100,750
Jack in the Box	1,500	143,880
McDonald’s	450	43,848
†Popeyes Louisiana Kitchen	2,350	140,577
Starbucks	2,050	194,135
Wynn Resorts	1,644	206,947

		1,070,281

Household Products–0.11%
Kimberly-Clark	1,000	107,110

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	3,020	$247,459

		354,569

Industrial Conglomerates–0.08%
General Electric	10,500	260,505

		260,505

Insurance–0.68%
Aflac	2,300	147,223
Allstate	9,100	647,647
American Equity Investment Life Holding	4,000	116,520
Fidelity & Guaranty Life	3,810	80,772
@Infinity Property & Casualty	1,120	91,896
Marsh & McLennan	11,200	628,208
Primerica	1,840	93,656
Prudential Financial	1,100	88,341
@Selective Insurance Group	3,390	98,479
Travelers	1,530	165,439
United Fire Group	2,350	74,659

		2,232,840

Internet & Catalog Retail–0.61%
†Liberty Interactive Class A	28,686	837,344
†Priceline Group	456	530,852
†Shutterfly	1,970	89,123
†TripAdvisor	6,320	525,634

		1,982,953

Internet Software & Services–1.20%
†Coupons.com	4,850	56,939
†eBay	17,038	982,752
†Endurance International Group Holdings	870	16,582
Equinix	3,671	854,792
†Facebook Class A	2,250	184,984
†Google Class A	1,236	685,609
†Google Class C	795	435,660
†GrubHub	2,730	123,915
@j2 Global	1,770	116,254
†SciQuest	5,210	88,205
†Yahoo	3,700	164,409
†Yelp	4,897	231,873

		3,941,974

IT Services–0.97%
Accenture Class A	2,050	192,065
Convergys	4,580	104,745
†ExlService Holdings	1,500	55,800
International Business Machines	290	46,545
†InterXion Holding	3,210	90,522
MasterCard Class A	10,429	900,961

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
TeleTech Holdings	3,370	$85,767
Visa Class A	16,022	1,047,999
Xerox	51,000	655,350

		3,179,754

Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific	1,550	208,227

		208,227

Machinery–0.26%
Barnes Group	3,330	134,832
Caterpillar	600	48,018
Columbus McKinnon	3,820	102,911
Cummins	600	83,184
Deere	650	56,999
ESCO Technologies	2,650	103,297
Federal Signal	4,440	70,108
Kadant	2,900	152,569
Parker-Hannifin	850	100,963

		852,881

Media–0.32%
Cinemark Holdings	1,150	51,831
Comcast Class A	3,050	170,998
†Discovery Communications Class A	5,542	170,472
†Discovery Communications Class C	14,994	441,948
Disney (Walt)	750	78,667
National CineMedia	4,050	61,155
Regal Entertainment Group Class A	950	21,698
Viacom Class B	800	54,640

		1,051,409

Metals & Mining–0.06%
Kaiser Aluminum	1,250	96,113
Worthington Industries	3,630	96,594

		192,707

Multiline Retail–0.09%
Macy’s	2,500	162,275
Nordstrom	1,750	140,560

		302,835

Multi-Utilities–0.09%
MDU Resources Group	3,450	73,623
NorthWestern	2,020	108,656
Sempra Energy	1,100	119,922

		302,201

Oil, Gas & Consumable Fuels–1.50%
†Bonanza Creek Energy	1,500	36,990
†Carrizo Oil & Gas	2,100	104,265
Chevron	7,971	836,796
ConocoPhillips	9,400	585,244

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Diamondback Energy	1,280	$98,355
EOG Resources	6,105	559,767
Exxon Mobil	2,750	233,750
Kinder Morgan	11,626	488,990
Marathon Oil	22,765	594,394
Occidental Petroleum	10,200	744,600
†Parsley Energy Class A	1,960	31,321
†RSP Permian	1,450	36,525
Williams	10,959	554,416

		4,905,413

Paper & Forest Products–0.08%
†Boise Cascade	2,230	83,536
International Paper	1,500	83,235
Neenah Paper	1,480	92,559

		259,330

Pharmaceuticals–1.56%
AbbVie	3,100	181,474
†Actavis	3,083	917,458
†Akorn	2,980	141,580
Johnson & Johnson	7,089	713,153
†Medicines	1,750	49,035
Merck	15,647	899,390
Perrigo	2,582	427,450
Pfizer	27,464	955,473
†Prestige Brands Holdings	2,250	96,503
†Valeant Pharmaceuticals International	3,651	725,162

		5,106,678

Professional Services–0.12%
Kforce	5,900	131,629
Nielsen	1,950	86,911
†On Assignment	2,180	83,647
†WageWorks	1,730	92,261

		394,448

Real Estate Investment Trusts–2.13%
American Campus Communities	950	40,727
American Realty Capital Properties	3,375	33,244
American Tower	1,700	160,055
Apartment Investment & Management	1,675	65,928
AvalonBay Communities	1,200	209,100
Boston Properties	1,575	221,256
Brandywine Realty Trust	5,050	80,699
Camden Property Trust	725	56,644
Corporate Office Properties Trust	1,325	38,929
Cousins Properties	3,225	34,185
Crown Castle International	9,264	764,651
DCT Industrial Trust	3,828	132,678
DDR	5,775	107,531
Douglas Emmett	3,150	93,901

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Duke Realty	6,225	$135,518
DuPont Fabros Technology	3,000	98,040
EastGroup Properties	1,360	81,790
EPR Properties	3,105	186,393
Equity Lifestyle Properties	875	48,081
Equity One	1,625	43,371
Equity Residential	3,100	241,366
Essex Property Trust	625	143,687
Extra Space Storage	875	59,124
Federal Realty Investment Trust	300	44,163
First Industrial Realty Trust	3,625	77,684
First Potomac Realty Trust	1,925	22,888
General Growth Properties	6,650	196,507
Health Care REIT	900	69,624
Healthcare Realty Trust	1,800	50,004
Healthcare Trust of America Class A	1,662	46,303
Highwoods Properties	1,800	82,404
Host Hotels & Resorts	10,255	206,946
Kilroy Realty	1,075	81,883
Kimco Realty	3,300	88,605
Kite Realty Group Trust	3,802	107,102
LaSalle Hotel Properties	4,020	156,217
Lexington Realty Trust	3,825	37,600
Liberty Property Trust	875	31,237
LTC Properties	300	13,800
Macerich	950	80,113
National Retail Properties	3,875	158,759
Pebblebrook Hotel Trust	1,300	60,541
Post Properties	1,100	62,623
Prologis	4,400	191,664
PS Business Parks	500	41,520
Public Storage	875	172,497
Ramco-Gershenson Properties Trust	7,675	142,755
Regency Centers	1,425	96,957
RLJ Lodging Trust	1,925	60,272
Sabra Health Care REIT	950	31,493
Simon Property Group	2,625	513,555
SL Green Realty	1,200	154,056
Sovran Self Storage	1,140	107,092
Spirit Realty Capital	4,800	57,984
†Strategic Hotels & Resorts	5,150	64,015
Tanger Factory Outlet Centers	1,925	67,702
Taubman Centers	425	32,780
UDR	2,875	97,836
Urban Edge Properties	875	20,737
Ventas	2,650	193,503
Vornado Realty Trust	1,750	196,000

		6,994,319

Road & Rail–0.13%
Hunt (J.B.) Transport Services	1,000	85,395

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Road & Rail (continued)
†Roadrunner Transportation Systems	2,360	$59,637
†Swift Transportation	2,440	63,489
Union Pacific	1,900	205,789

		414,310

Semiconductors & Semiconductor Equipment–0.60%
†Applied Micro Circuits	12,390	63,189
Avago Technologies	1,200	152,376
Broadcom Class A	14,400	623,448
Intel	24,711	772,713
Maxim Integrated Products	3,950	137,499
†Semtech	4,360	116,172
†Synaptics	1,390	113,014

		1,978,411

Software–1.11%
†Adobe Systems	5,542	409,775
CA	20,609	672,059
†Callidus Software	5,870	74,432
†Electronic Arts	10,484	616,616
†Guidewire Software	2,020	106,272
Intuit	4,261	413,147
Microsoft	21,576	877,172
†Proofpoint	2,130	126,139
†salesforce.com	1,700	113,577
SS&C Technologies Holdings	2,220	138,306
†Tyler Technologies	820	98,835

		3,646,330

Specialty Retail–0.66%
†Boot Barn Holdings	1,330	31,814
DSW Class A	2,550	94,044
†Express	4,440	73,393
L Brands	7,228	681,528
Lowe’s	8,600	639,754
†Sally Beauty Holdings	9,683	332,805
Tractor Supply	1,700	144,602
†Urban Outfitters	3,900	178,035

		2,175,975

Technology Hardware, Storage & Peripherals–0.18%
Apple	3,530	439,238
EMC	5,550	141,858

		581,096

Textiles, Apparel & Luxury Goods–0.28%
†G-III Apparel Group	1,230	138,559
†Iconix Brand Group	3,060	103,030
†Madden (Steven)	4,322	164,236
NIKE Class B	5,012	502,854

		908,679

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.04%
Applied Industrial Technologies	2,510	$113,803

		113,803

Total U.S. Markets (Cost $43,715,835)		72,303,073

§DEVELOPED MARKETS–7.52%
Aerospace & Defense–0.11%
Meggitt	45,490	369,760

		369,760

Air Freight & Logistics–0.20%
Deutsche Post	20,628	642,783

		642,783

Airlines–0.07%
@Westjet Airlines Class VV	10,416	244,149

		244,149

Auto Components–0.17%
Sumitomo Rubber Industries	31,000	571,339

		571,339

Automobiles–0.27%
Toyota Motor	12,800	893,339

		893,339

Banks–1.05%
†ING Groep CVA	36,608	536,333
Mitsubishi UFJ Financial Group	138,900	860,122
Nordea Bank	67,188	818,387
Standard Chartered	45,700	740,165
UniCredit	71,556	485,332

		3,440,339

Beverages–0.27%
Carlsberg Class B	5,945	490,200
Coca-Cola Amatil	48,317	395,562

		885,762

Construction & Engineering–0.18%
Vinci	10,294	588,244

		588,244

Containers & Packaging–0.17%
Rexam	65,032	557,328

		557,328

Diversified Telecommunication Services–0.22%
Nippon Telegraph & Telephone	11,641	718,491

		718,491

Energy Equipment & Services–0.08%
†Saipem	22,708	231,028

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services (continued)
Subsea 7	4,289	$36,835

		267,863

Food & Staples Retailing–0.15%
Tesco	136,601	487,588

		487,588

Food Products–0.21%
†Aryzta	10,993	673,901

		673,901

Household Durables–0.13%
Techtronic Industries	123,500	416,368

		416,368

Industrial Conglomerates–0.17%
Koninklijke Philips	19,967	566,569

		566,569

Insurance–0.26%
AXA	33,843	851,959

		851,959

IT Services–0.44%
†CGI Group Class A	18,999	805,768
Teleperformance	9,458	648,293

		1,454,061

Life Sciences Tools & Services–0.05%
†ICON	2,140	150,934

		150,934

Media–0.07%
Publicis Groupe	3,035	234,214

		234,214

Metals & Mining–0.20%
Anglo American ADR	7,600	56,658
AuRico Gold	42,269	116,797
Rio Tinto	9,486	391,160
Yamana Gold	28,037	100,492

		665,107

Multi-Utilities–0.08%
National Grid	20,168	259,272

		259,272

Oil, Gas & Consumable Fuels–0.22%
Suncor Energy	12,300	359,391
TOTAL	7,264	361,139

		720,530

Pharmaceuticals–1.40%
Novartis	9,071	895,312
Novo Nordisk ADR	12,739	680,135

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Sanofi	8,127	$802,764
STADA Arzneimittel	13,027	433,547
Teva Pharmaceutical Industries ADR	28,600	1,781,780

		4,593,538

Road & Rail–0.17%
East Japan Railway	6,967	558,201

		558,201

Software–0.08%
Playtech	22,077	253,930

		253,930

Specialty Retail–0.25%
Nitori Holdings	12,306	832,898

		832,898

Textiles, Apparel & Luxury Goods–0.28%
Kering	1,760	343,649
Yue Yuen Industrial Holdings	161,000	569,689

		913,338

Tobacco–0.17%
Japan Tobacco	17,400	550,007

		550,007

Trading Companies & Distributors–0.26%
ITOCHU	53,242	576,082
Rexel	13,737	259,070

		835,152

Wireless Telecommunication Services–0.14%
Tele2 Class B	39,238	469,321

		469,321

Total Developed Markets (Cost $19,272,449)		24,666,285

×EMERGING MARKETS–5.24%
Airlines–0.02%
Gol Linhas Aereas Inteligentes ADR	29,513	71,717

		71,717

Automobiles–0.09%
Hyundai Motor	709	107,422
Mahindra & Mahindra	9,127	174,084

		281,506

Banks–0.69%
Akbank	58,536	171,747
Banco Santander Brasil ADR	24,400	107,604
Bangkok Bank	27,505	155,791
China Construction Bank	233,619	193,901
Grupo Financiero Banorte Class O	15,200	88,147

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
ICICI Bank ADR	25,300	$262,108
Industrial & Commercial Bank of China	302,080	223,443
Itau Unibanco Holding ADR	17,365	192,057
†KB Financial Group ADR	7,322	257,295
Powszechna Kasa Oszczednosci Bank Polski	7,525	67,337
@=Sberbank	93,948	101,489
Shinhan Financial Group	5,128	192,748
Standard Bank Group	18,623	257,390

		2,271,057

Beverages–0.25%
†Anadolu Efes Biracilik Ve Malt Sanayii	17,754	148,108
Cia Cervecerias Unidas ADR	4,400	91,344
†Fomento Economico Mexicano ADR	2,234	208,879
@Lotte Chilsung Beverage	155	241,027
Tsingtao Brewery	17,542	117,627

		806,985

Building Products–0.11%
@KCC	702	357,722

		357,722

Chemicals–0.04%
Braskem ADR	10,903	75,667
Sociedad Quimica y Minera de Chile ADR	3,600	65,700

		141,367

Construction & Engineering–0.01%
†Empresas ICA ADR	13,100	42,706

		42,706

Construction Materials–0.22%
†Cemex ADR	25,591	242,347
†Cemex Latam Holdings	9,350	48,548
Siam Cement - Foreign	7,393	115,837
Siam Cement NVDR	6,400	100,656
Ultratech Cement	4,280	197,872

		705,260

Diversified Financial Services–0.08%
Reliance Capital	12,259	83,629
Remgro	7,509	164,349

		247,978

Diversified Telecommunication Services–0.08%
†KT ADR	8,200	107,256
Telefonica Brasil ADR	9,095	139,063

		246,319

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components–0.16%
Hon Hai Precision Industry	86,166	$252,520
†LG Display ADR	12,100	173,151
Samsung SDI	868	106,655

		532,326

Food & Staples Retailing–0.07%
Cia Brasileira de Distribuicao ADR	3,400	101,388
Wal-Mart de Mexico Class V	56,157	139,965

		241,353

Food Products–0.24%
BRF ADR	8,601	170,128
China Mengniu Dairy	40,000	212,572
@Lotte Confectionery	105	168,989
Tingyi Cayman Islands Holding	22,606	48,671
@Uni-President China Holdings	269,000	178,000

		778,360

Hotels, Restaurants & Leisure–0.02%
@Arcos Dorados Holdings	13,100	64,583

		64,583

Household Durables–0.03%
LG Electronics	2,085	110,564

		110,564

Insurance–0.05%
Samsung Life Insurance	2,036	177,256

		177,256

Internet Software & Services–0.48%
†Baidu ADR	5,936	1,237,062
†SINA	3,725	119,796
†@Sohu.com	4,100	218,653

		1,575,511

IT Services–0.03%
†WNS Holdings ADR	4,260	103,603

		103,603

Media–0.13%
†Grupo Televisa ADR	12,698	419,161

		419,161

Metals & Mining–0.08%
†Anglo American Platinum	2,531	61,970
@Gerdau	12,300	29,286
Gerdau ADR	9,200	29,440
†Impala Platinum Holdings	5,484	26,522
Steel Authority of India	27,341	29,602
Vale ADR	15,700	88,705

		265,525

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.04%
Woolworths Holdings	19,455	$137,952

		137,952

Oil, Gas & Consumable Fuels–0.70%
Cairn India	27,966	96,182
China Petroleum & Chemical	140,050	111,608
CNOOC ADR	890	126,220
@Gazprom ADR	35,057	165,023
Lukoil ADR	3,598	165,256
PetroChina ADR	1,008	112,100
†Petroleo Brasileiro ADR	29,755	178,828
Polski Koncern Naftowy Orlen	7,265	113,387
PTT-Foreign	17,078	169,468
#Reliance Industries GDR 144A	24,127	638,159
@Rosneft GDR	24,108	103,415
Sasol ADR	3,424	116,553
Tambang Batubara Bukit Asam Persero	92,000	75,430
YPF ADR	4,800	131,760

		2,303,389

Paper & Forest Products–0.10%
†Fibria Celulose ADR	18,405	260,063
Nine Dragons Paper Holdings	106,000	66,282

		326,345

Personal Products–0.05%
†Hypermarcas	25,800	159,310

		159,310

Real Estate Management & Development–0.03%
#@=Etalon Group GDR 144A	6,900	14,731
@UEM Sunrise	225,402	83,795

		98,526

Road & Rail–0.01%
America Latina Logistica	15,422	19,422

		19,422

Semiconductors & Semiconductor Equipment–0.29%
MediaTek	18,000	243,392
Taiwan Semiconductor Manufacturing	75,594	351,744
Taiwan Semiconductor Manufacturing ADR	9,100	213,668
United Microelectronics	298,000	147,826

		956,630

Technology Hardware, Storage & Peripherals–0.35%
Samsung Electronics	886	1,149,462

		1,149,462

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Transportation Infrastructure–0.01%
Santos Brasil Participacoes	7,138	$24,419

		24,419

Wireless Telecommunication Services–0.78%
America Movil ADR	7,500	153,450
China Mobile	31,120	405,568
China Mobile ADR	4,200	273,126
MegaFon GDR	7,736	123,112
Mobile Telesystems ADR	6,900	69,690
MTN Group	8,529	143,797
SK Telecom ADR	29,000	789,090
Tim Participacoes ADR	18,600	308,388
Turkcell Iletisim Hizmetleri ADR	9,551	124,450
Vodacom Group	14,772	161,378

		2,552,049

Total Emerging Markets (Cost $17,051,085)		17,168,363

Total Common Stock (Cost $80,039,369)		114,137,721

CONVERTIBLE PREFERRED STOCK–0.29%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	1,250	54,800
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	2,325	35,492
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	48,179
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	70	60,637
Dominion Resources 6.125% exercise price $65.06, expiration date 4/1/16	788	44,254
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	520	56,758
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	1,200	58,380
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	55	16,239
HealthSouth 6.50% exercise price $29.70, expiration date 12/31/49	81	120,660

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	62	$82,646
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,626	91,385
Maiden Holdings 7.25% exercise price $15.35, expiration date 9/15/16	2,150	112,531
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	838	31,949
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	785	46,048
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	84	102,732

Total Convertible Preferred Stock (Cost $1,104,394)		962,690

EXCHANGE-TRADED FUNDS–5.65%
iShares MSCI EAFE Growth Index ETF	126,335	8,849,767
iShares MSCI EAFE Index ETF	72,500	4,652,325
Vanguard FTSE Developed Markets ETF	125,855	5,012,805

Total Exchange-Traded Funds (Cost $13,729,946)		18,514,897

PREFERRED STOCK–0.31%
Alabama Power 5.625%	9,280	238,496
•Bank of America 6.10%	120,000	122,025
•Integrys Energy Group 6.00%	8,750	245,963
•Morgan Stanley 5.55%	170,000	172,125
National Retail Properties 5.70%	5,050	125,997
Public Storage 5.20%	5,000	121,100

Total Preferred Stock (Cost $986,174)		1,025,706

	Principal
	Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.02%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,165	3,614
Series 2003-26 AT 5.00% 11/25/32	67,359	69,517
Series 2010-41 PN 4.50% 4/25/40	235,000	257,388

	Principal	Value
	Amount°	(U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2010-96 DC 4.00% 9/25/25	432,890	$457,827
•*Series 2012-122 SD 5.926% 11/25/42	232,949	56,608
*Series 2013-26 ID 3.00% 4/25/33	311,874	46,903
*Series 2013-38 AI 3.00% 4/25/33	302,105	42,803
*Series 2013-44 DI 3.00% 5/25/33	933,286	138,012
Series 2014-36 ZE 3.00% 6/25/44	150,717	139,409
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	6,386	7,364
Series 2557 WE 5.00% 1/15/18	7,059	7,359
Series 3416 GK 4.00% 7/15/22	8,262	8,326
Series 4065 DE 3.00% 6/15/32	40,000	41,105
*Series 4185 LI 3.00% 3/15/33	231,409	35,595
*Series 4191 CI 3.00% 4/15/33	95,711	13,024
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN2 M2 1.824% 4/25/24	524,600	521,396
•Series 2014-DN4 M2 2.574% 10/25/24	500,000	506,805
•Series 2015-DN1 M1 1.424% 1/25/25	246,948	247,452
♦Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	86,851	100,635
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	643,264

Total Agency Collateralized Mortgage Obligations (Cost $3,291,503)		3,344,406

AGENCY MORTGAGE-BACKED SECURITIES–10.99%
Fannie Mae 6.50% 8/1/17	10,281	10,622
Fannie Mae ARM
•2.311% 4/1/36	35,502	37,870
•2.315% 11/1/35	24,706	26,452
•2.42% 5/1/43	120,954	123,680
•2.546% 6/1/43	42,840	43,974
•3.196% 4/1/44	171,589	179,028
•3.266% 3/1/44	163,591	171,242
•3.31% 9/1/43	126,161	132,325
•5.141% 8/1/35	1,620	1,728
Fannie Mae Relocation 15 yr 4.00% 9/1/20	34,901	36,718
Fannie Mae Relocation 30 yr 5.00% 1/1/34	20,957	23,069

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae Relocation 30 yr (continued)
5.00% 10/1/35	8,546	$9,412
5.00% 2/1/36	35,806	39,278
Fannie Mae S.F. 15 yr
2.50% 2/1/28	342,821	353,013
3.00% 5/1/28	29,667	31,136
3.50% 7/1/26	100,150	106,836
3.50% 12/1/28	35,545	38,091
4.00% 5/1/25	60,750	64,595
4.00% 6/1/25	214,049	227,571
4.00% 11/1/25	389,945	420,684
4.00% 12/1/26	102,073	108,165
4.00% 1/1/27	645,982	694,781
4.00% 5/1/27	224,656	239,458
4.00% 8/1/27	120,123	127,667
4.50% 4/1/18	9,625	10,093
5.50% 6/1/23	67,172	73,830
Fannie Mae S.F. 15 yr TBA
2.50% 5/1/30	944,000	967,563
Fannie Mae S.F. 20 yr
3.00% 2/1/33	14,333	14,859
3.00% 8/1/33	57,421	59,525
3.50% 4/1/33	17,064	18,048
3.50% 9/1/33	80,654	86,154
4.00% 1/1/31	27,011	29,092
4.00% 2/1/31	82,152	88,472
5.00% 11/1/23	6,994	7,768
6.00% 9/1/29	63,825	72,689
Fannie Mae S.F. 30 yr
3.00% 7/1/42	105,134	107,746
3.00% 10/1/42	1,692,355	1,734,629
3.00% 12/1/42	273,650	280,482
3.00% 1/1/43	642,107	657,995
3.00% 2/1/43	67,200	68,872
3.00% 4/1/43	407,183	417,155
3.00% 5/1/43	353,178	361,779
4.00% 5/1/43	89,325	96,607
4.00% 8/1/43	48,668	52,487
4.00% 7/1/44	185,857	201,094
4.50% 7/1/36	36,232	39,665
4.50% 11/1/40	97,573	106,859
4.50% 3/1/41	196,409	215,273
4.50% 4/1/41	244,910	268,338
4.50% 7/1/41	72,251	79,216
4.50% 10/1/41	116,059	127,223
4.50% 1/1/42	2,334,200	2,553,993
4.50% 9/1/42	1,385,498	1,518,774
4.50% 12/1/43	17,173	18,721
4.50% 5/1/44	81,630	89,193
4.50% 6/1/44	164,456	179,974
5.00% 2/1/35	119,223	133,157
5.00% 7/1/35	44,331	49,321

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.00% 10/1/35	105,023	$116,849
5.00% 11/1/35	51,099	56,864
5.00% 4/1/37	27,526	30,641
5.00% 8/1/37	76,041	84,683
5.00% 2/1/38	29,297	32,592
5.50% 12/1/32	5,830	6,606
5.50% 2/1/33	82,113	93,031
5.50% 4/1/34	30,207	34,204
5.50% 11/1/34	31,545	35,728
5.50% 12/1/34	141,400	160,030
5.50% 1/1/35	13,239	14,982
5.50% 3/1/35	14,869	16,731
5.50% 5/1/35	51,007	57,662
5.50% 6/1/35	22,925	25,808
5.50% 1/1/36	19,079	21,563
5.50% 4/1/36	75,128	84,561
5.50% 7/1/36	8,706	9,845
5.50% 11/1/36	24,254	27,326
5.50% 1/1/37	99,378	111,930
5.50% 4/1/37	392,283	445,264
5.50% 8/1/37	81,606	92,223
5.50% 1/1/38	2,412	2,715
5.50% 2/1/38	54,309	61,388
5.50% 3/1/38	59,388	67,469
5.50% 6/1/38	223,671	251,691
5.50% 9/1/38	221,705	250,253
5.50% 1/1/39	89,729	101,189
5.50% 2/1/39	342,601	387,157
5.50% 10/1/39	275,380	309,877
5.50% 7/1/40	82,375	92,730
5.50% 9/1/41	977,857	1,100,398
6.00% 5/1/36	107,761	123,163
6.00% 6/1/36	10,091	11,538
6.00% 12/1/36	11,529	13,252
6.00% 2/1/37	34,106	38,957
6.00% 5/1/37	95,843	109,363
6.00% 6/1/37	5,990	6,903
6.00% 7/1/37	6,010	6,898
6.00% 8/1/37	79,960	91,442
6.00% 9/1/37	12,361	14,118
6.00% 11/1/37	15,994	18,402
6.00% 5/1/38	150,454	171,674
6.00% 7/1/38	4,157	4,743
6.00% 9/1/38	371,876	425,605
6.00% 10/1/38	132,870	151,811
6.00% 11/1/38	25,896	29,625
6.00% 1/1/39	56,404	64,486
6.00% 2/1/39	69,062	78,968
6.00% 9/1/39	470,146	536,592
6.00% 3/1/40	47,008	53,643
6.00% 7/1/40	186,739	213,049
6.00% 9/1/40	42,258	48,238

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 11/1/40	16,855	$19,424
6.00% 5/1/41	444,140	507,448
6.50% 2/1/36	56,633	68,320
6.50% 6/1/36	61,403	74,042
6.50% 10/1/36	49,905	60,767
6.50% 8/1/37	3,078	3,534
7.00% 12/1/37	7,437	8,087
7.50% 6/1/31	12,842	16,202
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	7,248,000	7,392,252
3.50% 5/1/45	3,103,000	3,251,241
4.50% 5/1/45	1,076,000	1,170,907
Freddie Mac ARM
•2.249% 7/1/36	36,434	38,850
•2.307% 4/1/34	9,580	10,180
•2.342% 12/1/33	9,179	9,819
•2.482% 6/1/37	3,713	3,984
•2.532% 1/1/44	347,643	358,609
Freddie Mac S.F. 15 yr
3.50% 11/1/25	23,842	25,354
3.50% 6/1/26	26,956	28,648
3.50% 1/1/27	23,784	25,263
4.00% 5/1/25	17,221	18,339
4.50% 5/1/20	3,691	3,897
4.50% 8/1/24	101,557	109,505
4.50% 7/1/25	19,929	21,488
4.50% 6/1/26	46,809	50,490
4.50% 9/1/26	64,809	69,986
5.00% 6/1/18	24,122	25,347
Freddie Mac S.F. 20 yr
3.00% 6/1/34	58,385	60,356
3.50% 1/1/34	140,476	148,180
Freddie Mac S.F. 30 yr
3.00% 10/1/42	124,472	127,306
3.00% 11/1/42	111,739	114,591
4.50% 6/1/39	19,161	20,878
4.50% 10/1/39	52,907	57,725
4.50% 4/1/41	328,430	358,997
4.50% 3/1/42	94,679	103,452
5.50% 3/1/34	11,892	13,420
5.50% 12/1/34	11,914	13,470
5.50% 6/1/36	7,976	8,974
5.50% 11/1/36	3,129	3,503
5.50% 12/1/36	3,666	4,116
5.50% 9/1/37	15,475	17,372
5.50% 4/1/38	55,400	62,180
5.50% 6/1/38	1,889	2,121
5.50% 7/1/38	56,986	63,928
5.50% 6/1/39	60,674	68,060
5.50% 3/1/40	43,526	48,858
5.50% 8/1/40	32,616	36,575
5.50% 1/1/41	8,993	10,076

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/41	309,156	$346,457
6.00% 2/1/36	25,834	29,667
6.00% 1/1/38	16,287	18,485
6.00% 6/1/38	45,994	52,319
6.00% 8/1/38	42,449	48,458
6.00% 5/1/40	20,561	23,383
6.00% 7/1/40	100,425	114,748
6.50% 4/1/39	69,802	79,964
7.00% 11/1/33	1,842	2,264
GNMA I S.F.30 yr
5.00% 6/15/40	23,312	25,999
7.00% 12/15/34	95,917	116,110
7.50% 1/15/32	6,741	8,497

Total Agency Mortgage-Backed Securities (Cost $35,456,609)		36,012,973

COMMERCIAL MORTGAGE-BACKED SECURITIES–3.61%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	45,000	46,234
•Series 2007-4 AM 5.821% 2/10/51	130,000	141,247
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	100,000	108,238
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.225% 7/15/44	205,000	208,160
•Series 2005-CD1 C 5.225% 7/15/44	55,000	55,787
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	195,000	208,005
Series 2015-GC27 A5 3.137% 2/10/48	70,000	71,685
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	110,000	118,862
Series 2014-CR20 A4 3.59% 11/10/47	290,000	308,510
Series 2014-CR20 AM 3.938% 11/10/47	135,000	144,181
Series 2014-CR21 A3 3.528% 12/10/47	160,000	169,395
#Series 2015-3BP A 144A 3.178% 2/10/35	400,000	409,417
Series 2015-DC1 A5 3.35% 2/10/48	100,000	104,275
Commercial Mortgage Trust Series 2007-GG9 AM 5.475% 3/10/39	85,000	89,646

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	115,000	$115,879
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	705,000	804,941
#•Series 2011-LC1A C 144A 5.558% 11/10/46	200,000	226,957
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.618% 11/25/49	110,000	120,682
#•Series 2011-K15 B 144A 4.932% 8/25/44	15,000	16,681
#•Series 2011-K702 B 144A 4.771% 4/25/44	50,000	53,711
#•Series 2011-K703 B 144A 4.884% 7/25/44	40,000	43,199
#•Series 2012-K19 B 144A 4.037% 5/25/45	40,000	42,736
#•Series 2012-K22 B 144A 3.687% 8/25/45	150,000	155,815
#•Series 2012-K22 C 144A 3.687% 8/25/45	120,000	121,182
#•Series 2012-K707 B 144A 3.883% 1/25/47	60,000	62,889
#•Series 2012-K708 B 144A 3.761% 2/25/45	195,000	203,553
#•Series 2012-K708 C 144A 3.761% 2/25/45	60,000	61,449
#•Series 2012-K711 144A 3.562% 8/25/45	520,000	542,559
#•Series 2013-K26 C 144A 3.60% 12/25/45	70,000	70,164
#•Series 2013-K30 C 144A 3.556% 6/25/45	130,000	128,272
#•Series 2013-K31 C 144A 3.627% 7/25/46	250,000	249,334
#•Series 2013-K33 B 144A 3.504% 8/25/46	120,000	122,824
#•Series 2013-K33 C 144A 3.504% 8/25/46	75,000	74,240
#•Series 2013-K712 144A 3.369% 5/25/45	285,000	293,243
#•Series 2013-K713 144A 3.165% 4/25/46	300,000	305,797
#•Series 2013-K713 C 144A 3.165% 4/25/46	180,000	178,500
#•Series 2014-K716 C 144A 3.954% 8/25/47	95,000	97,264
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,440,000	1,521,661

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	$218,484
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	385,248
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	485,000	486,103
#Series 2013-HLT BFX 144A 3.367% 11/5/30	285,000	288,622
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	280,000	282,974
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	220,937	220,818
•Series 2014-C22 B 4.562% 9/15/47	55,000	60,085
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.724% 8/12/37	60,000	65,165
•Series 2005-LDP4 AJ 5.04% 10/15/42	255,000	256,888
•Series 2005-LDP5 D 5.382% 12/15/44	105,000	107,218
Series 2006-LDP8 AM 5.44% 5/15/45	384,000	403,317
#•Series 2011-C5 C 144A 5.323% 8/15/46	100,000	112,229
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	13,961	14,202
•Series 2006-C6 AJ 5.452% 9/15/39	210,000	220,231
Series 2006-C6 AM 5.413% 9/15/39	140,000	147,744
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	85,000	92,698
Series 2014-C19 AS 3.832% 12/15/47	50,000	52,769
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.204% 11/14/42	155,000	156,970
•Series 2005-HQ7 C 5.204% 11/14/42	200,000	201,256
•Series 2006-T21 AM 5.204% 10/12/52	140,000	143,556

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	105,000	$114,753

Total Commercial Mortgage-Backed Securities (Cost $11,667,014)		11,828,504

CONVERTIBLE BONDS–0.83%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	131,000	129,117
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	39,000	40,389
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	66,000	71,940
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	59,000	89,643
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	115,000	119,959
Blucora 4.25% exercise price $21.66, expiration date 3/29/19	64,000	59,800
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	96,000	92,940
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	95,000	94,466
Cemex 3.25% exercise price $9.65, expiration date 3/9/16	71,000	79,831
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	31,000	29,973
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	49,000	44,713
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	65,000	79,991
fGeneral Cable 4.50% exercise price $34.47, expiration date 11/15/29	97,000	77,297
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	25,000	107,750
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	27,000	59,754

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Intel 3.25% exercise price $21.47, expiration date 8/1/39	30,000	$47,419
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	98,000	113,313
Jefferies Group 3.875% exercise price $44.94, expiration date 10/31/29	65,000	65,934
#Lexington Realty Trust 144A 6.00% exercise price $6.60, expiration date 1/11/30	34,000	49,364
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	114,000	159,671
#Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43	77,000	75,653
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	49,000	50,929
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	20,000	89,013
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	50,000	102,344
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	109,000	136,659
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	51,000	61,009
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	19,000	23,239
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	88,000	31,515
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	53,000	54,723
SanDisk 1.50% exercise price $51.16, expiration date 8/11/17	53,000	72,444
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	31,000	28,501
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	73,000	73,092
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	31,000	21,545

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	84,000	$83,895
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	119,000	72,590
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	73,000	78,566
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	35,000	49,514

Total Convertible Bonds (Cost $2,475,517)		2,718,495

CORPORATE BONDS–30.54%
Aerospace & Defense–0.16%
#Accudyne Industries 144A 7.75% 12/15/20	215,000	192,963
Lockheed Martin 3.80% 3/1/45	80,000	79,878
TransDigm
6.00% 7/15/22	145,000	145,725
6.50% 7/15/24	105,000	106,050

		524,616

Air Freight & Logistics–0.06%
#Aviation Capital Group 144A 6.75% 4/6/21	165,000	188,012

		188,012

Airlines–0.19%
#tAir Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27	110,000	110,000
tAmerican Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	100,000	103,500
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	120,000	120,900
tUnited Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	80,000	84,400
tUnited Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	185,000	192,863

		611,663

Auto Components–0.45%
American Axle & Manufacturing 6.25% 3/15/21	210,000	222,075
BorgWarner 3.375% 3/15/25	55,000	56,728
Lear 5.25% 1/15/25	375,000	384,375

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Magna International 3.625% 6/15/24		300,000	$306,229
TRW Automotive
#144A 4.45% 12/1/23		295,000	297,950
#144A 4.50% 3/1/21		190,000	191,900

			1,459,257

Automobiles–0.25%
Daimler 2.75% 12/10/18	NOK	720,000	94,002
Ford Motor 7.45% 7/16/31		225,000	311,450
General Motors
3.50% 10/2/18		190,000	195,616
5.00% 4/1/35		155,000	165,923
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	59,050

			826,041

Beverages–0.13%
Pernod-Ricard
#144A 4.25% 7/15/22		150,000	161,921
#144A 5.75% 4/7/21		225,000	261,443

			423,364

Biotechnology–0.33%
Celgene
3.95% 10/15/20		390,000	421,381
4.625% 5/15/44		115,000	122,823
Gilead Sciences
3.50% 2/1/25		205,000	216,443
4.50% 2/1/45		85,000	94,114
Immucor 11.125% 8/15/19		220,000	237,325

			1,092,086

Building Products–0.11%
#Builders FirstSource 144A 7.625% 6/1/21		80,000	80,800
Nortek 8.50% 4/15/21		265,000	284,875

			365,675

Capital Markets–0.27%
Affiliated Managers Group 3.50% 8/1/25		175,000	175,159
Bank of New York Mellon 2.15% 2/24/20		45,000	45,398
E*TRADE Financial 4.625% 9/15/23		120,000	122,400
Jefferies Group
5.125% 1/20/23		135,000	140,355
6.45% 6/8/27		110,000	119,350
6.50% 1/20/43		60,000	59,890
Lazard Group 6.85% 6/15/17		101,000	112,265
State Street 3.10% 5/15/23		110,000	111,464

			886,281

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–1.22%
CF Industries
6.875% 5/1/18		345,000	$393,584
7.125% 5/1/20		210,000	253,314
Dow Chemical
3.50% 10/1/24		85,000	86,487
8.55% 5/15/19		1,129,000	1,414,794
#Grace (W.R.) 144A 5.125% 10/1/21		80,000	83,200
LYB International Finance 4.875% 3/15/44		15,000	16,177
LyondellBasell Industries 4.625% 2/26/55		430,000	430,119
Methanex 4.25% 12/1/24		245,000	248,715
#NOVA Chemicals 144A 5.00% 5/1/25		162,000	169,695
#OCP 144A 5.625% 4/25/24		200,000	218,250
PolyOne 5.25% 3/15/23		145,000	151,163
Potash of Saskatchewan 3.00% 4/1/25		140,000	140,482
PPG Industries 2.30% 11/15/19		155,000	156,923
Rockwood Specialties Group 4.625% 10/15/20		135,000	140,906
#TPC Group 144A 8.75% 12/15/20		120,000	110,400

			4,014,209

Commercial Banks–2.65%
#Akbank 144A 4.00% 1/24/20		200,000	195,600
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	59,000	48,689
Barclays Bank 7.625% 11/21/22		200,000	234,500
BB&T 5.25% 11/1/19		520,000	588,596
#BBVA Banco Continental 144A 5.00% 8/26/22		110,000	117,480
#BBVA Bancomer 144A 6.50% 3/10/21		300,000	333,564
Branch Banking & Trust 3.80% 10/30/26		260,000	274,142
City National 5.25% 9/15/20		195,000	224,105
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	270,000	35,000
4.25% 1/13/22	AUD	36,000	28,927
4.625% 12/1/23		330,000	357,388
#Credit Suisse 144A 6.50% 8/8/23		250,000	286,072
#Credit Suisse Group Funding Guernsey 144A 3.75% 3/26/25		350,000	354,826
#Export-Import Bank of China 144A 2.50% 7/31/19		200,000	202,895
KeyBank 6.95% 2/1/28		615,000	820,638
Northern Trust 3.95% 10/30/25		135,000	145,217

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Bank
3.30% 10/30/24		250,000	$260,047
6.875% 4/1/18		740,000	849,199
#•PNC Preferred Funding Trust II 144A 1.493% 3/31/49		500,000	460,000
#Santander UK 144A 5.00% 11/7/23		400,000	431,503
•SunTrust Bank 0.553% 8/24/15		220,000	219,937
SVB Financial Group 3.50% 1/29/25		200,000	199,101
#Turkiye Garanti Bankasi 144A 4.75% 10/17/19		200,000	202,404
US Bank 2.80% 1/27/25		250,000	250,117
•USB Capital IX 3.50% 10/29/49		780,000	649,350
Wells Fargo
4.75% 8/27/24	AUD	30,000	24,798
•5.875% 6/15/50		80,000	84,816
Woori Bank
#144A 2.875% 10/2/18		200,000	205,713
#144A 4.75% 4/30/24		400,000	428,347
Zions Bancorp 4.50% 6/13/23		170,000	180,086

			8,693,057

Commercial Services & Supplies–0.65%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		365,000	363,631
#Brambles USA 144A 3.95% 4/1/15		95,000	95,000
#CDK Global 144A 4.50% 10/15/24		140,000	144,570
HD Supply
7.50% 7/15/20		87,000	93,525
11.50% 7/15/20		95,000	110,319
#HPHT Finance 15 144A 2.875% 3/17/20		200,000	202,273
#Prestige Brands 144A 5.375% 12/15/21		275,000	279,813
Reynolds Group Issuer 8.25% 2/15/21		100,000	107,500
Service International 5.375% 5/15/24		145,000	152,250
Spectrum Brands 6.375% 11/15/20		190,000	202,350
United Rentals North America
4.625% 7/15/23		145,000	146,994
5.75% 11/15/24		235,000	243,813

			2,142,038

Computers & Peripherals–0.20%
Apple 3.45% 2/9/45		50,000	47,592
NetApp 3.25% 12/15/22		195,000	193,173

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers & Peripherals (continued)
Seagate HDD Cayman
#144A 4.75% 1/1/25		170,000	$176,376
#144A 5.75% 12/1/34		220,000	235,843

			652,984

Construction & Engineering–0.05%
#AECOM 144A 5.875% 10/15/24		166,000	174,715

			174,715

Construction Materials–0.39%
#Cemex 144A 7.25% 1/15/21		200,000	214,000
#Cemex Finance 144A 9.375% 10/12/22		200,000	228,000
#Hutchison Whampoa International 14 144A 3.625% 10/31/24		200,000	205,305
MUFG Americas Holdings
2.25% 2/10/20		130,000	130,398
3.00% 2/10/25		295,000	292,278
#Tenedora Nemak 144A 5.50% 2/28/23		200,000	207,900

			1,277,881

Consumer Finance–0.33%
Ally Financial
4.125% 2/13/22		60,000	58,650
4.625% 3/30/25		360,000	355,500
Ford Motor Credit 5.875% 8/2/21		200,000	235,758
General Motors Financial
3.15% 1/15/20		30,000	30,390
4.00% 1/15/25		65,000	66,425
4.375% 9/25/21		160,000	170,134
#Hyundai Capital America 144A 2.125% 10/2/17		155,000	156,625

			1,073,482

Containers & Packaging–0.18%
Berry Plastics 5.50% 5/15/22		115,000	118,306
#BWAY Holding 144A 9.125% 8/15/21		200,000	209,000
#Consolidated Container 144A 10.125% 7/15/20		95,000	83,125
#Plastipak Holdings 144A 6.50% 10/1/21		175,000	178,937

			589,368

Diversified Consumer Services–0.15%
#ENA Norte Trust 144A 4.95% 4/25/23		224,278	231,568
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	4,000,000	253,591

			485,159

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–1.86%
Bank of America 4.25% 10/22/26		180,000	$186,076
CME Group 3.00% 3/15/25		160,000	161,828
#Consolidated Energy Finance 144A 6.75% 10/15/19		476,000	481,950
#•Corp Financiera De Desarrollo 144A 5.25% 7/15/29		200,000	208,470
ERAC USA Finance
#144A 4.50% 2/15/45		35,000	35,553
#144A 5.25% 10/1/20		425,000	485,510
General Electric Capital
2.10% 12/11/19		235,000	239,788
4.25% 1/17/18	NZD	175,000	131,855
5.55% 5/4/20		150,000	174,843
6.00% 8/7/19		234,000	273,620
•7.125% 12/15/49		400,000	471,000
Goldman Sachs Group
2.60% 4/23/20		485,000	490,728
•3.617% 8/21/19	AUD	10,000	7,694
5.20% 12/17/19	NZD	141,000	108,018
•HSBC Holdings 6.375% 3/29/49		485,000	497,125
JPMorgan Chase
•0.886% 1/28/19		74,000	74,206
4.125% 12/15/26		545,000	566,312
•6.75% 8/29/49		125,000	136,250
Morgan Stanley
•1.106% 1/24/19		77,000	77,328
4.35% 9/8/26		245,000	257,172
5.00% 9/30/21	AUD	38,000	31,026
National Rural Utilities Cooperative Finance
2.85% 1/27/25		175,000	176,579
•4.75% 4/30/43		275,000	276,513
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		140,000	142,309
#SUAM Finance 144A 4.875% 4/17/24		305,000	316,437
#•USB Realty 144A 1.40% 12/22/49		100,000	91,500

			6,099,690

Diversified Telecommunication Services–1.88%
#Altice 144A 7.75% 5/15/22		200,000	203,875
AT&T
4.35% 6/15/45		140,000	134,458
5.35% 9/1/40		250,000	273,809
Bell Canada 3.35% 3/22/23	CAD	53,000	44,082
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24		200,000	221,250
CenturyLink
5.80% 3/15/22		420,000	439,425
6.75% 12/1/23		195,000	215,475

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Digicel Group 144A 8.25% 9/30/20	400,000	$402,600
Hughes Satellite Systems 7.625% 6/15/21	95,000	104,856
Intelsat Luxembourg 8.125% 6/1/23	475,000	439,375
Level 3 Financing 5.375% 8/15/22	40,000	41,362
Motorola Solutions 4.00% 9/1/24	270,000	279,542
#MTN Mauritius Investments 144A 4.755% 11/11/24	200,000	201,900
Orange 5.50% 2/6/44	180,000	214,538
SBA Tower Trust
#144A 2.24% 4/16/18	180,000	180,137
#144A 2.898% 10/15/19	90,000	91,094
#SES 144A 3.60% 4/4/23	325,000	341,040
Telefonica Emisiones 4.57% 4/27/23	150,000	165,342
#Telemar Norte Leste 144A 5.50% 10/23/20	265,000	234,127
#UPCB Finance IV 144A 5.375% 1/15/25	200,000	200,000
Verizon Communications
4.40% 11/1/34	305,000	311,709
4.862% 8/21/46	470,000	493,269
5.15% 9/15/23	275,000	315,503
#Virgin Media Finance 144A 6.375% 4/15/23	200,000	214,000
#Wind Acquisition Finance 144A 7.375% 4/23/21	220,000	228,800
Windstream
7.50% 4/1/23	60,000	57,600
7.75% 10/1/21	125,000	125,313

		6,174,481

Electric Utilities–1.82%
#AES Gener 144A 5.25% 8/15/21	200,000	215,628
Berkshire Hathaway Energy
3.75% 11/15/23	310,000	331,055
4.50% 2/1/45	120,000	131,190
Cleveland Electric Illuminating 5.50% 8/15/24	285,000	343,803
ComEd Financing III 6.35% 3/15/33	220,000	227,229
Dominion Gas Holdings 3.60% 12/15/24	270,000	283,661
DTE Energy 2.40% 12/1/19	195,000	198,388
Electricite de France
#144A 4.60% 1/27/20	95,000	106,039
#•144A 5.25% 12/29/49	370,000	387,020
#•Enel 144A 8.75% 9/24/73	390,000	471,305

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Entergy Arkansas 3.70% 6/1/24	85,000	$91,178
#Eskom Holdings 144A 7.125% 2/11/25	200,000	201,900
Great Plains Energy 4.85% 6/1/21	125,000	139,985
Indiana Michigan Power 3.20% 3/15/23	125,000	128,589
IPALCO Enterprises 5.00% 5/1/18	175,000	186,375
ITC Holdings 3.65% 6/15/24	265,000	275,189
LG&E & KU Energy
3.75% 11/15/20	265,000	280,796
4.375% 10/1/21	395,000	436,591
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	130,845
NextEra Energy Capital Holdings
2.40% 9/15/19	245,000	248,134
3.625% 6/15/23	125,000	131,057
NV Energy 6.25% 11/15/20	280,000	332,714
Pennsylvania Electric 5.20% 4/1/20	220,000	243,819
Public Service of New Hampshire 3.50% 11/1/23	160,000	170,562
Public Service of Oklahoma 5.15% 12/1/19	165,000	186,493
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	75,000	78,504

		5,958,049

Electronic Equipment, Instruments & Components–0.17%
Jabil Circuit 7.75% 7/15/16	85,000	91,587
Thermo Fisher Scientific
2.40% 2/1/19	245,000	248,667
3.30% 2/15/22	210,000	215,657

		555,911

Energy Equipment & Services–0.07%
Bristow Group 6.25% 10/15/22	165,000	157,575
Exterran Partners 6.00% 4/1/21	75,000	69,375

		226,950

Food & Staples Retailing–0.15%
#Cencosud 144A 5.15% 2/12/25	260,000	257,329
Walgreens Boots Alliance 3.80% 11/18/24	220,000	227,917

		485,246

Food Products–0.44%
#BRF 144A 3.95% 5/22/23	200,000	186,190
Campbell Soup 3.30% 3/19/25	240,000	244,519
#JBS Investments 144A 7.75% 10/28/20	430,000	456,875

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Smithfield Foods 6.625% 8/15/22	120,000	$128,850
Smucker (J.M.)
#144A 3.00% 3/15/22	60,000	60,996
#144A 3.50% 3/15/25	270,000	278,145
#144A 4.25% 3/15/35	85,000	88,336

		1,443,911

Gas Utilities–0.07%
AmeriGas Finance 7.00% 5/20/22	205,000	220,887

		220,887

Health Care Equipment & Supplies–0.70%
Becton Dickinson 3.734% 12/15/24	210,000	220,224
Boston Scientific
2.65% 10/1/18	75,000	75,888
6.00% 1/15/20	285,000	328,384
CareFusion 6.375% 8/1/19	330,000	386,185
Kinetic Concepts 10.50% 11/1/18	165,000	179,025
Medtronic
#144A 3.15% 3/15/22	140,000	145,507
#144A 3.50% 3/15/25	285,000	298,312
Zimmer Holdings
3.15% 4/1/22	75,000	75,977
3.375% 11/30/21	330,000	339,610
3.55% 4/1/25	245,000	250,390

		2,299,502

Health Care Providers & Services–0.54%
Air Medical Group Holdings 9.25% 11/1/18	24,000	25,320
Community Health Systems 6.875% 2/1/22	120,000	128,850
DaVita Healthcare Partners 5.125% 7/15/24	205,000	209,484
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	175,000	193,375
HCA 5.375% 2/1/25	510,000	537,413
HealthSouth 5.125% 3/15/23	50,000	51,125
Highmark
#144A 4.75% 5/15/21	150,000	157,980
#144A 6.125% 5/15/41	65,000	69,804
#Milacron 144A 7.75% 2/15/21	145,000	150,800
Tenet Healthcare 6.00% 10/1/20	238,000	252,875

		1,777,026

Hotels, Restaurants & Leisure–0.75%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	155,000	119,737

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
International Game Technology 5.35% 10/15/23	310,000	$314,998
#Landry’s 144A 9.375% 5/1/20	90,000	96,975
MGM Resorts International 6.00% 3/15/23	360,000	371,700
#PF Chang’s China Bistro 144A 10.25% 6/30/20	80,000	83,200
Pinnacle Entertainment 7.50% 4/15/21	155,000	164,300
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	150,000	154,253
4.50% 10/1/34	50,000	52,194
Wyndham Worldwide
4.25% 3/1/22	40,000	41,805
5.625% 3/1/21	210,000	237,428
Wynn Las Vegas
5.375% 3/15/22	65,000	67,600
#144A 5.50% 3/1/25	740,000	752,950

		2,457,140

Independent Power Producers & Energy Traders–0.39%
AES
5.50% 3/15/24	205,000	205,513
5.50% 4/15/25	215,000	212,850
Calpine 5.375% 1/15/23	125,000	125,625
Dynegy Finance I/II
#144A 6.75% 11/1/19	55,000	56,994
#144A 7.375% 11/1/22	85,000	89,675
#144A 7.625% 11/1/24	330,000	346,913
#Perusahaan Listrik Negara 144A 5.50% 11/22/21	210,000	230,213

		1,267,783

Industrial Conglomerates–0.05%
#Gates Global 144A 6.00% 7/15/22	190,000	180,263

		180,263

Insurance–0.85%
American International Group 3.875% 1/15/35	270,000	272,285
•Chubb 6.375% 3/29/67	223,000	237,495
#Five Corners Funding Trust 144A 4.419% 11/15/23	325,000	349,295
#HUB International 144A 7.875% 10/1/21	220,000	226,050
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	597,500
•Prudential Financial 5.625% 6/15/43	165,000	175,725
TIAA Asset Management Finance
#144A 2.95% 11/1/19	160,000	164,157
#144A 4.125% 11/1/24	335,000	354,292

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#USI 144A 7.75% 1/15/21	40,000	$41,200
•Voya Financial 5.65% 5/15/53	165,000	173,250
XLIT
4.45% 3/31/25	80,000	80,679
•6.50% 12/29/49	140,000	124,250

		2,796,178

Internet & Catalog Retail–0.23%
#Netflix 144A 5.875% 2/15/25	360,000	371,250
Priceline Group 3.65% 3/15/25	380,000	387,501

		758,751

Internet Software & Services–0.51%
#Alibaba Group Holding 144A 3.125% 11/28/21	515,000	519,405
Baidu
2.75% 6/9/19	200,000	202,467
3.25% 8/6/18	350,000	363,134
Equinix
4.875% 4/1/20	108,000	112,050
5.375% 4/1/23	247,000	257,621
#Tencent Holdings 144A 2.875% 2/11/20	200,000	201,681

		1,656,358

IT Services–0.03%
First Data 11.75% 8/15/21	98,000	113,803

		113,803

Machinery–0.31%
Crane
2.75% 12/15/18	60,000	61,564
4.45% 12/15/23	245,000	262,649
Ingersoll-Rand Global Holding 4.25% 6/15/23	310,000	331,568
LSB Industries 7.75% 8/1/19	50,000	52,375
Meritor 6.75% 6/15/21	95,000	98,800
Parker Hannifin 3.30% 11/21/24	15,000	15,767
Trinity Industries 4.55% 10/1/24	205,000	206,481

		1,029,204

Media–2.32%
CC Holdings GS V 3.849% 4/15/23	175,000	177,473
CCO Holdings 5.25% 9/30/22	110,000	112,887
CCOH Safari 5.75% 12/1/24	380,000	392,350
#Columbus International 144A 7.375% 3/30/21	290,000	305,950
Comcast 3.375% 2/15/25	665,000	696,310
#Cox Communications 144A 3.85% 2/1/25	280,000	288,945
#CSC Holdings 144A 5.25% 6/1/24	450,000	460,125

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
DISH DBS 5.00% 3/15/23	155,000	$151,094
Gray Television 7.50% 10/1/20	145,000	153,337
Historic TW 6.875% 6/15/18	620,000	721,584
Interpublic Group 2.25% 11/15/17	130,000	131,127
Lamar Media 5.00% 5/1/23	210,000	215,775
#MDC Partners 144A 6.75% 4/1/20	140,000	148,050
#Nielsen Finance 144A 5.00% 4/15/22	145,000	146,450
#Numericable-SFR 144A 6.00% 5/15/22	200,000	202,750
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	495,000	557,590
Sinclair Television Group
5.375% 4/1/21	125,000	128,750
#144A 5.625% 8/1/24	65,000	66,463
Sirius XM Radio
#144A 5.375% 4/15/25	135,000	136,013
#144A 6.00% 7/15/24	240,000	252,600
#Sky 144A 3.75% 9/16/24	270,000	279,692
Time Warner Cable 8.25% 4/1/19	482,000	590,068
#Unitymedia KabelBW 144A 6.125% 1/15/25	200,000	212,000
#Univision Communications 144A 5.125% 5/15/23	100,000	102,000
Viacom 4.85% 12/15/34	480,000	497,435
#VTR Finance 144A 6.875% 1/15/24	200,000	208,000
WPP Finance 2010 5.625% 11/15/43	230,000	272,083

		7,606,901

Metals & Mining–0.60%
AK Steel 7.625% 5/15/20	105,000	90,825
ArcelorMittal 10.60% 6/1/19	410,000	503,019
FMG Resources August 2006
#144A 6.875% 4/1/22	331,000	245,767
#144A 8.25% 11/1/19	49,000	42,324
#Gerdau Holdings 144A 7.00% 1/20/20	145,000	155,513
#Gerdau Trade 144A 5.75% 1/30/21	100,000	100,375
#Lundin Mining 144A 7.50% 11/1/20	105,000	109,200
Novelis 8.75% 12/15/20	215,000	231,394
Ryerson
9.00% 10/15/17	120,000	121,500
11.25% 10/15/18	32,000	32,640
#Tupy Overseas 144A 6.625% 7/17/24	230,000	221,950

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Yamana Gold 4.95% 7/15/24	115,000	$113,277

		1,967,784

Multi-Utilities–0.71%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,381,202
CenterPoint Energy 5.95% 2/1/17	10,000	10,851
CMS Energy 6.25% 2/1/20	215,000	254,289
•Integrys Energy Group 6.11% 12/1/66	325,000	318,623
Puget Energy 6.00% 9/1/21	130,000	153,705
•Wisconsin Energy 6.25% 5/15/67	215,000	215,531

		2,334,201

Oil, Gas & Consumable Fuels–3.78%
Anadarko Petroleum 4.50% 7/15/44	55,000	56,496
California Resources
#144A 5.50% 9/15/21	110,000	98,142
#144A 6.00% 11/15/24	145,000	127,963
Chaparral Energy 7.625% 11/15/22	45,000	30,600
Chesapeake Energy
4.875% 4/15/22	245,000	230,913
5.75% 3/15/23	190,000	186,200
Chevron
1.961% 3/3/20	190,000	191,348
2.411% 3/3/22	105,000	105,295
Cimarex Energy 4.375% 6/1/24	110,000	109,725
ConocoPhillips 4.30% 11/15/44	100,000	106,409
Continental Resources 4.50% 4/15/23	450,000	437,464
•Enbridge Energy Partners 8.05% 10/1/37	470,000	506,425
Energy Transfer Partners
4.05% 3/15/25	245,000	247,565
4.90% 3/15/35	85,000	84,693
5.15% 3/15/45	120,000	121,210
9.70% 3/15/19	253,000	317,928
EnLink Midstream Partners 5.05% 4/1/45	185,000	188,914
•Enterprise Products Operating 7.034% 1/15/68	505,000	546,313
EOG Resources 3.15% 4/1/25	160,000	163,384
Exxon Mobil
2.397% 3/6/22	115,000	116,012
2.709% 3/6/25	375,000	379,303
Freeport-McMoran Oil & Gas 6.50% 11/15/20	113,000	120,204
#Kinder Morgan 144A 5.00% 2/15/21	110,000	117,716

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners 9.00% 2/1/19	440,000	$536,406
Laredo Petroleum 7.375% 5/1/22	235,000	243,519
#Lukoil International Finance 144A 3.416% 4/24/18	200,000	184,650
MarkWest Energy Partners 4.875% 12/1/24	285,000	292,809
Murphy Oil USA 6.00% 8/15/23	285,000	307,087
Newfield Exploration
5.375% 1/1/26	140,000	141,680
5.625% 7/1/24	195,000	203,775
Noble Energy
3.90% 11/15/24	75,000	76,450
5.05% 11/15/44	150,000	158,009
Noble Holding International 4.00% 3/16/18	30,000	30,187
Oasis Petroleum 6.875% 3/15/22	200,000	196,000
ONEOK Partners 3.80% 3/15/20	95,000	96,972
ONGC Videsh 3.25% 7/15/19	200,000	203,569
PDC Energy 7.75% 10/15/22	75,000	79,125
Petrobras Global Finance
3.00% 1/15/19	140,000	121,215
4.875% 3/17/20	230,000	207,115
Petroleos Mexicanos
#144A 4.25% 1/15/25	30,000	30,481
6.50% 6/2/41	170,000	193,375
#Petronas Global Sukuk 144A 2.707% 3/18/20	220,000	221,349
Plains All American Pipeline 8.75% 5/1/19	435,000	542,673
Pride International 6.875% 8/15/20	875,000	997,603
Regency Energy Partners 5.875% 3/1/22	65,000	70,850
#Reliance Industries 144A 4.875% 2/10/45	250,000	239,217
Talisman Energy 5.50% 5/15/42	280,000	278,290
•TransCanada PipeLines 6.35% 5/15/67	560,000	544,600
Valero Energy
3.65% 3/15/25	165,000	169,094
4.90% 3/15/45	100,000	103,795
Williams 4.55% 6/24/24	165,000	160,101
Williams Partners
4.00% 9/15/25	110,000	108,112
7.25% 2/1/17	340,000	373,682
#Woodside Finance 144A 8.75% 3/1/19	380,000	467,181
YPF #144A 8.75% 4/4/24	110,000	112,816

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
YPF (continued)
#144A 8.875% 12/19/18	110,000	$113,405

		12,395,414

Paper & Forest Products–0.30%
Georgia-Pacific
#144A 3.60% 3/1/25	45,000	46,224
8.00% 1/15/24	520,000	691,069
#Inversiones 144A 6.125% 11/5/19	100,000	111,300
Masco 4.45% 4/1/25	115,000	119,025

		967,618

Pharmaceuticals–0.72%
Actavis Funding
3.45% 3/15/22	170,000	174,389
3.80% 3/15/25	240,000	248,189
4.55% 3/15/35	30,000	31,371
AmerisourceBergen 3.25% 3/1/25	125,000	126,927
EMD Finance
#144A 2.95% 3/19/22	120,000	121,593
#144A 3.25% 3/19/25	230,000	233,179
Lilly (Eli) 2.75% 6/1/25	130,000	130,743
Merck
2.35% 2/10/22	160,000	160,292
2.75% 2/10/25	390,000	390,186
Omnicare 5.00% 12/1/24	120,000	126,000
Perrigo
4.00% 11/15/23	200,000	209,347
5.30% 11/15/43	200,000	227,435
#VRX Escrow 144A 5.875% 5/15/23	185,000	190,087

		2,369,738

Real Estate Investment Trusts–1.36%
Alexandria Real Estate Equities 4.50% 7/30/29	110,000	116,428
American Tower Trust I
#144A 1.551% 3/15/43	95,000	94,883
#144A 3.07% 3/15/23	245,000	246,887
AvalonBay Communities 3.50% 11/15/24	140,000	144,126
CBL & Associates
4.60% 10/15/24	205,000	208,817
5.25% 12/1/23	35,000	37,530
Corporate Office Properties
3.60% 5/15/23	175,000	170,138
5.25% 2/15/24	180,000	196,192
DDR
3.625% 2/1/25	100,000	100,002
7.50% 4/1/17	110,000	122,348
7.875% 9/1/20	365,000	455,419

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Education Realty Operating Partnership 4.60% 12/1/24	185,000	$192,679
Excel Trust 4.625% 5/15/24	115,000	120,893
GEO Group
5.125% 4/1/23	120,000	123,000
5.875% 10/15/24	150,000	156,750
Hospitality Properties Trust 4.50% 3/15/25	180,000	184,533
Host Hotels & Resorts
3.75% 10/15/23	190,000	192,924
4.75% 3/1/23	235,000	253,686
5.875% 6/15/19	115,000	119,352
#Omega Healthcare Investors 144A 4.50% 4/1/27	180,000	177,714
Regency Centers 5.875% 6/15/17	171,000	187,033
#Trust F/1401 144A 5.25% 12/15/24	200,000	215,500
#WEA Finance 144A 3.75% 9/17/24	620,000	642,523

		4,459,357

Real Estate Management & Development–0.05%
Carey (W.P.) 4.60% 4/1/24	160,000	165,780

		165,780

Road & Rail–0.06%
Burlington Northern Santa Fe 3.40% 9/1/24	5,000	5,229
Norfolk Southern 3.85% 1/15/24	165,000	178,393

		183,622

Semiconductors & Semiconductor Equipment–0.48%
#Micron Technology 144A 5.25% 8/1/23	460,000	469,200
National Semiconductor 6.60% 6/15/17	605,000	677,239
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	418,674

		1,565,113

Software–0.29%
#Activision Blizzard 144A 6.125% 9/15/23	235,000	256,737
Microsoft
2.70% 2/12/25	100,000	100,512
3.50% 2/12/35	110,000	109,944
3.75% 2/12/45	220,000	221,426
#MTS International Funding 144A 8.625% 6/22/20	150,000	157,887
Oracle 4.30% 7/8/34	95,000	103,284

		949,790

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Specialty Retail–0.49%
Bed Bath & Beyond 4.915% 8/1/34	225,000	$241,710
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	165,000	145,200
QVC
4.375% 3/15/23	360,000	367,399
5.45% 8/15/34	230,000	228,804
Sally Holdings 5.75% 6/1/22	175,000	187,031
Signet UK Finance 4.70% 6/15/24	430,000	442,193

		1,612,337

Textiles, Apparel & Luxury Goods–0.07%
#INVISTA Finance 144A 4.25% 10/15/19	215,000	214,731

		214,731

Transportation Infrastructure–0.04%
#AP Moeller - Maersk 144A 2.55% 9/22/19	115,000	117,011

		117,011

Wireless Telecommunication Services–0.68%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	990,945
Millicom International Cellular
#144A 6.00% 3/15/25	200,000	200,250
#144A 6.625% 10/15/21	200,000	212,250
Sprint 7.125% 6/15/24	340,000	333,200
T-Mobile USA 6.125% 1/15/22	270,000	279,450
#VimpelCom Communications 144A 7.748% 2/2/21	200,000	198,740

		2,214,835

Total Corporate Bonds (Cost $97,098,238)		100,105,253

MUNICIPAL BONDS–0.81%
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	105,000	121,071
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	95,000	73,410
5.75% 6/1/47	105,000	88,874
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	325,000	369,606
5.00% 6/1/45	100,000	113,266
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	110,000	116,986
New York City, New York Series I 5.00% 8/1/22	75,000	90,304

	Principal	Value
	Amount°	(U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	160,000	$183,475
New York State Thruway Authority Series A 5.00% 5/1/19	105,000	119,766
Oregon State Taxable Pension 5.892% 6/1/27	485,000	608,224
State of California 5.00% 3/1/45	185,000	213,915
State of Maryland Local Facilities Series A 5.00% 8/1/21	105,000	127,217
State of Texas Transportation Commission Series A 5.00% 10/1/44	270,000	315,263
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	80,000	98,014

Total Municipal Bonds (Cost $2,468,139)		2,639,391

NON-AGENCY ASSET-BACKED SECURITIES–1.31%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	125,000	132,841
•Ally Master Owner Trust Series 2013-2 A 0.625% 4/15/18	230,000	230,170
American Express Credit Account Master Trust
•Series 2012-3 B 0.675% 3/15/18	170,000	169,989
•Series 2013-2 A 0.595% 5/17/21	125,000	125,416
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	140,000	144,500
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	189,980
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	242,957
BA Credit Card Trust
•Series 2014-A2 A 0.445% 9/16/19	120,000	120,025
•Series 2014-A3 A 0.462% 1/15/20	155,000	154,935
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	195,000	195,933
Chase Issuance Trust
•Series 2014-A5 A5 0.545% 4/15/21	200,000	200,000
•Series 2014-A8 A 0.425% 11/15/18	170,000	170,043
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	398,936

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#DB Master Finance Series 2015-1A A2I 144A 3.262% 2/20/45	115,000	$116,112
Ford Credit Floorplan Master Owner Trust A Series 2013-3 B 1.14% 6/15/17	85,000	85,117
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.626% 10/20/19	200,000	199,902
#•Golden Credit Card Trust Series 2014-2A A 144A 0.625% 3/15/21	100,000	100,034
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	99,650
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	252,450	253,081
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	3,643	3,633
Mid-State Trust Series 11 A1 4.864% 7/15/38	87,886	93,309
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	195,000	194,222
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	155,000	154,976
Series 2014-1 A 1.61% 11/15/20	180,000	180,523
Series 2015-1 A 2.37% 3/15/23	160,000	162,072
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.575% 10/15/15	180,000	180,065

Total Non-Agency Asset-Backed Securities (Cost $4,243,628)		4,298,421

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.28%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	12,219	12,589
Series 2005-6 7A1 5.50% 7/25/20	11,156	11,226
•ChaseFlex Trust Series 2006-1 A4 4.925% 6/25/36	255,000	220,767
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	115,012	115,216
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	26,786	28,042
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	129,283	130,534

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33		24,873	$24,757
#•Sequoia Mortgage Trust Series 2013-11 B1 144A 3.705% 9/25/43		96,676	94,147
#•Springleaf Mortgage Loan Trust Series 2012-1A A 144A 2.667% 9/25/57		87,661	88,792
t Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		69,901	71,344
t WaMu Mortgage Pass Through Certificates Trust Series 2003-S10 A2 5.00% 10/25/18		38,398	39,402
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		90,291	92,730

Total Non-Agency Collateralized Mortgage Obligations (Cost $833,317)			929,546

ΔREGIONAL BONDS–0.07%
Australia–0.02%
New South Wales Treasury 4.00% 5/20/26	AUD	49,900	42,621
Queensland Treasury #144A 4.75% 7/21/25	AUD	36,000	32,016

			74,637

Canada–0.05%
Province of Ontario Canada 3.45% 6/2/45	CAD	37,000	32,981
Province of Quebec Canada 6.00% 10/1/29	CAD	118,000	132,807

			165,788

Total Regional Bonds (Cost $249,516)			240,425

«SENIOR SECURED LOANS–7.31%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		444,763	447,264
Aramark Tranche E 3.25% 9/7/19		281,300	282,325
Azure Midstream Tranche B 7.50% 11/15/18		93,520	89,195
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		1,524,818	1,528,028
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		203,463	181,209
Calpine Construction Finance Tranche B 3.00% 5/3/20		450,164	444,957

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Charter Communications Tranche B 1st Lien 4.25% 9/12/21	805,000	$812,829
Community Health Systems Tranche D 4.25% 1/27/21	399,900	402,329
Community Health Systems Tranche F 1st Lien 3.428% 12/31/18	103,988	104,145
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	685,000	693,038
Drillships Financing Holding Tranche B1 6.00% 3/31/21	201,925	154,946
Emdeon 1st Lien 3.75% 11/2/18	304,063	304,982
Energy Transfer Equity 1st Lien 3.25% 12/2/19	995,000	980,931
FCA US Tranche B 1st Lien 3.50% 5/24/17	39,186	39,251
First Data Tranche B 1st Lien 4.174% 3/24/21	953,637	957,909
Gardner Denver 1st Lien 4.25% 7/30/20	797,975	758,650
HCA Tranche B4 3.025% 5/1/18	788,000	789,312
HCA Tranche B5 1st Lien 2.928% 3/31/17	523,035	523,854
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	656,367	658,008
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	807,975	811,845
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	116,411	116,804
iHeartCommunications Tranche D 6.928% 1/30/19	510,000	485,951
Immucor Tranche B2 5.00% 8/19/18	495,600	498,311
Infor US Tranche B5 1st Lien 3.75% 6/3/20	537,489	533,374
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	604,575	602,988
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21	357,300	356,323
KIK Custom Products 1st Lien 5.50% 4/29/19	987,459	988,447
Landry’s Tranche B 4.00% 4/24/18	181,036	181,731
Level 3 Financing Tranche B 4.00% 1/15/20	300,000	301,063
MPH Acquisition Tranche B 3.75% 3/31/21	967,500	965,860
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	295,000	294,447
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	198,004	193,549

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Novelis Tranche B 3.75% 3/10/17		205,187	$205,294
Numericable 4.50% 5/21/20		363,673	365,124
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		314,627	315,882
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19		116,100	116,391
Panda Liberty Tranche B 7.50% 8/21/20		20,000	20,150
Republic of Angola (Unsecured) 6.594% 12/16/23		400,000	396,000
Salix Pharmaceuticals Tranche B 5.50% 1/2/20		671,053	672,163
Scientific Games International 6.00% 10/18/20		311,062	312,462
Sensus 2nd Lien 8.50% 5/9/18		300,000	296,250
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		89,088	89,673
Sprouts Farmers 4.00% 4/23/20		208,646	209,494
Stena 1st Lien 4.00% 3/3/21		396,000	357,639
Univision Communications Tranche C4 4.00% 3/1/20		725,708	725,385
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		205,299	205,898
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		1,038,859	1,040,615
Wide Open West Finance 4.75% 4/1/19		1,244,600	1,247,519
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		894,464	897,009

Total Senior Secured Loans (Cost $23,952,385)			23,956,803

ΔSOVEREIGN BONDS–1.84%
Australia–0.01%
Australia Government Bond 3.75% 4/21/37	AUD	41,000	36,052

			36,052

Brazil–0.02%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	221,000	65,815

			65,815

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	26,000	24,420

			24,420

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Chile–0.07%
Chile Government International Bond 5.50% 8/5/20	CLP	135,000,000	$230,881

			230,881

Colombia–0.13%
Colombia Government International Bonds
4.375% 3/21/23	COP	377,000,000	132,611
5.00% 6/15/45		200,000	206,500
9.85% 6/28/27	COP	154,000,000	76,927

			416,038

Dominican Republic–0.03%
#Dominican Republic International Bond 144A 6.85% 1/27/45		100,000	105,500

			105,500

Indonesia–0.15%
#Indonesia Government International Bond 144A 4.625% 4/15/43		200,000	196,250
Indonesia Treasury Bond 8.375% 3/15/24	IDR	3,754,000,000	305,847

			502,097

Italy–0.63%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	746,000	825,255
2.50% 12/1/24	EUR	1,024,000	1,227,478

			2,052,733

Ivory Coast–0.06%
#Ivory Coast Government International Bond 144A 6.375% 3/3/28		200,000	201,000

			201,000

Kazakhstan–0.06%
#Kazakhstan Government International Bond 144A 3.875% 10/14/24		200,000	185,780

			185,780

Mexico–0.12%
Mexican Bonos 7.50% 6/3/27	MXN	5,441,000	396,836

			396,836

Norway–0.02%
Kommunalbanken 5.00% 3/28/19	NZD	91,000	70,867

			70,867

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Pakistan–0.06%
#Pakistan Government International Bond 144A 7.25% 4/15/19		200,000	$206,579

			206,579

Peru–0.06%
#Peruvian Government International Bond 144A 6.95% 8/12/31	PEN	600,000	199,661

			199,661

Poland–0.02%
Poland Government Bond 3.25% 7/25/25	PLN	265,000	76,047

			76,047

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		15,000	16,609

			16,609

Republic of Korea–0.06%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	220,407,494	191,934

			191,934

Senegal–0.06%
#Senegal Government International Bond 144A 6.25% 7/30/24		200,000	195,893

			195,893

South Africa–0.12%
South Africa Government Bond 8.00% 1/31/30	ZAR	4,971,000	404,641

			404,641

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	425,000	54,335

			54,335

United Kingdom–0.09%
United Kingdom Gilt 3.50% 1/22/45	GBP	56,200	104,440
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	113,783	187,406

			291,846

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay–0.03%
Uruguay Government International Bond 5.10% 6/18/50		97,000	$101,123

			101,123

Total Sovereign Bonds (Cost $6,181,330)			6,026,687

SUPRANATIONAL BANKS–0.24%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	9,400,000	150,158
7.375% 4/15/19	IDR	1,210,000,000	92,057
Inter-American Development Bank
6.00% 9/5/17	INR	13,100,000	209,347
7.25% 7/17/17	IDR	1,720,000,000	129,543
International Bank for Reconstruction & Development
•2.465% 9/24/18	AUD	104,000	79,286
4.625% 10/6/21	NZD	170,000	132,919

Total Supranational Banks (Cost $844,319)			793,310

U.S. TREASURY OBLIGATIONS–0.41%
U.S. Treasury Bond 2.50% 2/15/45		790,000	782,841
U.S. Treasury Notes
1.375% 2/29/20		115,000	115,036
1.375% 3/31/20		55,000	55,013
2.00% 2/15/25		375,000	377,402

Total U.S. Treasury Obligations (Cost $1,306,374)			1,330,292

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.02%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	55,295	$55,295

Total Money Market Fund (Cost $55,295)		55,295

	Principal Amount°

SHORT-TERM INVESTMENTS–3.66%
≠Certificates of Deposit–3.05%
Banco Estado Chile 0.20% 4/7/15	5,000,000	5,000,029
HSBC Bank USA 0.27% 7/13/15	5,000,000	5,000,720

		10,000,749

≠Discounted Commercial Paper–0.61%
HSBC USA 0.24% 4/20/15	1,000,000	999,946
JPMorgan Securities 0.23% 4/9/15	1,000,000	999,970

		1,999,916

Total Short-Term Investments (Cost $11,999,822)		12,000,665

TOTAL VALUE OF SECURITIES–104.01% (Cost $297,982,889)	340,921,480
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.01%)	(13,149,310)

NET ASSETS APPLICABLE TO 21,518,850 SHARES OUTSTANDING–100.00%	$327,772,170

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $45,378,207, which represents 13.84% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $29,872 cash and $245,630 due to broker as collateral for futures contracts as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $2,437,782, which represents 0.74% of the Fund’s net assets.

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $116,220, which represents 0.04% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(267,304)	USD	209,239	4/30/15	$6,033
BAML	CAD	(322,010)	USD	257,141	4/30/15	3,011
BAML	EUR	3,069	USD	(3,352)	4/30/15	(51)
BAML	NZD	(389,861)	USD	296,833	4/30/15	6,236
BNP	AUD	(137,333)	USD	107,541	4/30/15	3,140
BNP	NOK	(1,060,737)	USD	134,177	4/30/15	2,605
BNYM	EUR	(29,160)	USD	31,280	4/1/15	(80)
BNYM	KRW	(2,655,801)	USD	2,397	4/1/15	2
HSBC	GBP	(100,198)	USD	149,235	4/30/15	639
JPMC	COP	(513,953,056)	USD	198,879	4/30/15	1,956
JPMC	KRW	(211,964,600)	USD	191,425	4/30/15	479
JPMC	PLN	(238,968)	USD	64,000	4/30/15	1,022
JPMC	SEK	(42,272)	USD	4,977	4/30/15	67
TD	EUR	(862,689)	USD	935,922	4/30/15	7,761
TD	JPY	(6,235,213)	USD	52,126	4/30/15	121

						$32,941

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	E-mini MSCI EAFE Index	$(633,444)	$(640,465)	6/22/15	$(7,021)
(13)	E-mini MSCI Emerging Markets Index	(609,596)	(632,060)	6/22/15	(22,464)
(7)	E-mini S&P 500 Index	(719,736)	(721,280)	6/22/15	(1,544)
39	U.S. Treasury 10 yr Notes	5,014,055	5,027,344	6/22/15	13,289
96	U.S. Treasury 5 yr Notes	11,527,647	11,540,250	7/1/15	12,603
14	U.S. Treasury Ultra Bonds	2,349,854	2,378,250	6/22/15	28,396

		$16,928,780			$23,259

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CLP–Chilean Peso

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GSMPS–Goldman Sachs Reperforming Mortgage Securities

GS–Goldman Sachs

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$2,206,260	$—	$—	$2,206,260
Air Freight & Logistics	306,950	—	—	306,950
Auto Components	882,381	—	—	882,381
Automobiles	145,260	—	—	145,260
Banks	2,756,478	—	—	2,756,478

LVIP Delaware Foundation® Conservative Allocation Fund–28

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Beverages	$287,560	$—	$—	$287,560
Biotechnology	2,894,527	—	—	2,894,527
Building Products	255,959	—	—	255,959
Capital Markets	1,537,063	—	—	1,537,063
Chemicals	1,374,296	—	—	1,374,296
Commercial Services & Supplies	1,086,917	—	—	1,086,917
Communications Equipment	2,312,749	—	—	2,312,749
Construction & Engineering	194,982	—	—	194,982
Consumer Finance	153,699	—	—	153,699
Containers & Packaging	139,636	—	—	139,636
Diversified Financial Services	643,592	—	—	643,592
Diversified Telecommunication Services	1,660,436	—	—	1,660,436
Electric Utilities	911,750	—	—	911,750
Electrical Equipment	101,910	—	—	101,910
Electronic Equipment, Instruments & Components	298,668	—	—	298,668
Energy Equipment & Services	893,816	—	—	893,816
Food & Staples Retailing	2,028,603	—	—	2,028,603
Food Products	2,396,373	—	—	2,396,373
Gas Utilities	34,196	—	—	34,196
Health Care Equipment & Supplies	1,391,402	—	—	1,391,402
Health Care Providers & Services	1,995,682	—	—	1,995,682
Hotels, Restaurants & Leisure	1,070,281	—	—	1,070,281
Household Products	354,569	—	—	354,569
Industrial Conglomerates	260,505	—	—	260,505
Insurance	2,232,840	—	—	2,232,840
Internet & Catalog Retail	1,982,953	—	—	1,982,953
Internet Software & Services	3,941,974	—	—	3,941,974
IT Services	3,179,754	—	—	3,179,754
Life Sciences Tools & Services	208,227	—	—	208,227
Machinery	852,881	—	—	852,881
Media	1,051,409	—	—	1,051,409
Metals & Mining	192,707	—	—	192,707
Multiline Retail	302,835	—	—	302,835
Multi-Utilities	302,201	—	—	302,201
Oil, Gas & Consumable Fuels	4,905,413	—	—	4,905,413
Paper & Forest Products	259,330	—	—	259,330
Pharmaceuticals	5,106,678	—	—	5,106,678
Professional Services	394,448	—	—	394,448
Real Estate Investment Trusts	6,994,319	—	—	6,994,319
Road & Rail	414,310	—	—	414,310
Semiconductors & Semiconductor Equipment	1,978,411	—	—	1,978,411
Software	3,646,330	—	—	3,646,330
Specialty Retail	2,175,975	—	—	2,175,975
Technology Hardware, Storage & Peripherals	581,096	—	—	581,096
Textiles, Apparel & Luxury Goods	908,679	—	—	908,679
Trading Companies & Distributors	113,803	—	—	113,803
Developed Markets
Aerospace & Defense	—	369,760	—	369,760
Air Freight & Logistics	—	642,783	—	642,783
Airlines	244,149	—	—	244,149
Auto Components	—	571,339	—	571,339
Automobiles	—	893,339	—	893,339
Banks	—	3,440,339	—	3,440,339
Beverages	—	885,762	—	885,762
Construction & Engineering	—	588,244	—	588,244
Containers & Packaging	—	557,328	—	557,328
Diversified Telecommunication Services	—	718,491	—	718,491

LVIP Delaware Foundation® Conservative Allocation Fund–29

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Energy Equipment & Services	$—	$267,863	$—	$267,863
Food & Staples Retailing	—	487,588	—	487,588
Food Products	—	673,901	—	673,901
Household Durables	—	416,368	—	416,368
Industrial Conglomerates	—	566,569	—	566,569
Insurance	—	851,959	—	851,959
IT Services	805,768	648,293	—	1,454,061
Life Sciences Tools & Services	150,934	—	—	150,934
Media	—	234,214	—	234,214
Metals & Mining	273,947	391,160	—	665,107
Multi-Utilities	—	259,272	—	259,272
Oil, Gas & Consumable Fuels	359,391	361,139	—	720,530
Pharmaceuticals	2,461,915	2,131,623	—	4,593,538
Road & Rail	—	558,201	—	558,201
Software	—	253,930	—	253,930
Specialty Retail	—	832,898	—	832,898
Textiles, Apparel & Luxury Goods	—	913,338	—	913,338
Tobacco	—	550,007	—	550,007
Trading Companies & Distributors	—	835,152	—	835,152
Wireless Telecommunication Services	—	469,321	—	469,321
Emerging Markets
Airlines	71,717	—	—	71,717
Automobiles	—	281,506	—	281,506
Banks	907,211	1,363,846	—	2,271,057
Beverages	300,223	506,762	—	806,985
Building Products	—	357,722	—	357,722
Chemicals	141,367	—	—	141,367
Construction & Engineering	42,706	—	—	42,706
Construction Materials	290,895	414,365	—	705,260
Diversified Financial Services	—	247,978	—	247,978
Diversified Telecommunication Services	246,319	—	—	246,319
Electronic Equipment, Instruments & Components	173,151	359,175	—	532,326
Food & Staples Retailing	241,353	—	—	241,353
Food Products	560,700	217,660	—	778,360
Hotels, Restaurants & Leisure	64,583	—	—	64,583
Household Durables	—	110,564	—	110,564
Insurance	—	177,256	—	177,256
Internet Software & Services	1,575,511	—	—	1,575,511
IT Services	103,603	—	—	103,603
Media	419,161	—	—	419,161
Metals & Mining	147,431	118,094	—	265,525
Multiline Retail	—	137,952	—	137,952
Oil, Gas & Consumable Fuels	1,572,291	731,098	—	2,303,389
Paper & Forest Products	260,063	66,282	—	326,345
Personal Products	159,310	—	—	159,310
Real Estate Management & Development	—	98,526	—	98,526
Road & Rail	19,422	—	—	19,422
Semiconductors & Semiconductor Equipment	213,668	742,962	—	956,630
Technology Hardware, Storage & Peripherals	—	1,149,462	—	1,149,462
Transportation Infrastructure	24,419	—	—	24,419
Wireless Telecommunication Services	1,718,194	833,855	—	2,552,049
Convertible Preferred Stock	649,534	313,156	—	962,690
Exchange-Traded Funds	18,514,897	—	—	18,514,897
Preferred Stock	731,556	294,150	—	1,025,706
Agency Collateralized Mortgage Obligations	—	3,344,406	—	3,344,406
Agency Mortgage-Backed Securities	—	36,012,973	—	36,012,973
Commercial Mortgage-Backed Securities	—	11,828,504	—	11,828,504

LVIP Delaware Foundation® Conservative Allocation Fund–30

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$2,718,495	$—	$2,718,495
Corporate Bonds	—	100,105,253	—	100,105,253
Municipal Bonds	—	2,639,391	—	2,639,391
Non-Agency Asset-Backed Securities	—	4,298,421	—	4,298,421
Non-Agency Collateralized Mortgage Obligations	—	929,546	—	929,546
Regional Bonds	—	240,425	—	240,425
Senior Secured Loans	—	23,560,803	396,000	23,956,803
Sovereign Bonds	—	6,026,687	—	6,026,687
Supranational Banks	—	793,310	—	793,310
U.S. Treasury Obligations	—	1,330,292	—	1,330,292
Money Market Fund	55,295	—	—	55,295
Short-Term Investments	—	12,000,665	—	12,000,665

Total	$105,803,757	$234,721,723	$396,000	$340,921,480

Foreign Currency Exchange Contracts	$—	$32,941	$—	$32,941

Futures Contracts	$23,259	$—	$—	$23,259

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Foundation® Conservative Allocation Fund–31

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–52.57%
U.S. MARKETS–33.40%
Aerospace & Defense–1.01%
Boeing	450	$67,536
†Esterline Technologies	750	85,815
Honeywell International	780	81,362
†KEYW Holding	4,120	33,908
Lockheed Martin	390	79,154
Northrop Grumman	2,000	321,920
Raytheon	2,900	316,825
Rockwell Collins	320	30,896
United Technologies	760	89,072

		1,106,488

Air Freight & Logistics–0.14%
FedEx	510	84,379
†XPO Logistics	1,515	68,887

		153,266

Auto Components–0.41%
BorgWarner	820	49,594
Johnson Controls	6,500	327,860
†Tenneco	1,175	67,469

		444,923

Automobiles–0.07%
Ford Motor	4,700	75,858

		75,858

Banks–1.27%
BB&T	8,200	319,718
BBCN Bancorp	2,790	40,371
Bryn Mawr Bank	510	15,509
Cardinal Financial	2,230	44,555
Citigroup	2,090	107,677
City Holding	1,010	47,500
†First NBC Bank Holding	1,240	40,895
Flushing Financial	1,805	36,226
@Independent Bank (Massachusetts)	1,215	53,302
JPMorgan Chase	2,330	141,151
KeyCorp	3,900	55,224
Old National Bancorp	2,750	39,023
Prosperity Bancshares	1,135	59,565
Sterling Bancorp	4,140	55,517
Susquehanna Bancshares	3,195	43,803
†Texas Capital Bancshares	835	40,623
Webster Financial	1,630	60,392
Wells Fargo	2,490	135,456
†Western Alliance Bancorp	1,930	57,205

		1,393,712

Beverages–0.13%
Coca-Cola	810	32,845
PepsiCo	1,180	112,832

		145,677

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology–1.34%
†Acorda Therapeutics	1,690	$56,243
†Alkermes	870	53,044
†Biogen	475	200,564
†Celgene	6,114	704,822
†Cepheid	1,355	77,099
†Gilead Sciences	1,240	121,681
†Isis Pharmaceuticals	895	56,985
†Ligand Pharmaceuticals Class B	920	70,941
†Spectrum Pharmaceuticals	3,900	23,673
†TESARO	500	28,700
†Vanda Pharmaceuticals	3,315	30,830
†Vertex Pharmaceuticals	450	53,087

		1,477,669

Building Products–0.11%
AAON	2,710	66,476
†Continental Building Products	2,630	59,412

		125,888

Capital Markets–0.72%
Ameriprise Financial	480	62,803
Bank of New York Mellon	8,100	325,944
BlackRock	170	62,193
Evercore Partners Class A	1,705	88,080
Greenhill	650	25,773
Invesco	1,190	47,231
Raymond James Financial	990	56,212
State Street	880	64,706
†Stifel Financial	1,095	61,046

		793,988

Chemicals–0.65%
Axiall	1,175	55,155
†Chemtura	1,455	39,707
duPont (E.I.) deNemours	4,500	321,615
Eastman Chemical	980	67,875
Huntsman	2,180	48,331
Innophos Holdings	640	36,070
LyondellBasell Industries Class A	390	34,242
Minerals Technologies	875	63,963
Quaker Chemical	540	46,246

		713,204

Commercial Services & Supplies–0.50%
McGrath RentCorp	1,540	50,681
Republic Services	1,080	43,805
Tetra Tech	1,535	36,871
United Stationers	1,525	62,510
US Ecology	670	33,480
Waste Management	5,900	319,957

		547,304

LVIP Delaware Foundation® Moderate Allocation Fund–1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment–1.06%
Cisco Systems	13,790	$379,570
†NETGEAR	1,285	42,251
Plantronics	865	45,802
QUALCOMM	10,056	697,283

		1,164,906

Construction & Engineering–0.09%
Granite Construction	1,445	50,777
†MasTec	505	9,747
†MYR Group	1,160	36,354

		96,878

Consumer Finance–0.07%
Capital One Financial	950	74,879

		74,879

Containers & Packaging–0.06%
MeadWestvaco	1,420	70,815

		70,815

Diversified Financial Services–0.30%
Intercontinental Exchange	1,433	334,276

		334,276

Diversified Telecommunication Services–0.77%
AT&T	13,120	428,368
Atlantic Tele-Network	595	41,186
†inContact	5,135	55,971
Verizon Communications	6,600	320,958

		846,483

Electric Utilities–0.41%
Cleco	1,070	58,336
Edison International	5,500	343,585
OGE Energy	1,490	47,099

		449,020

Electrical Equipment–0.05%
Eaton	770	52,314

		52,314

Electronic Equipment, Instruments & Components–0.14%
†Anixter International	620	47,201
†FARO Technologies	1,175	73,003
†Rofin-Sinar Technologies	1,240	30,045

		150,249

Energy Equipment & Services–0.40%
Bristow Group	390	21,235
Core Laboratories	330	34,482
Halliburton	6,300	276,444
†Pioneer Energy Services	1,170	6,341
†RigNet	1,160	33,164

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	750	$62,580

		434,246

Food & Staples Retailing–0.93%
Casey’s General Stores	1,355	122,085
CVS Health	4,080	421,097
Walgreens Boots Alliance	5,686	481,490

		1,024,672

Food Products–1.13%
Archer-Daniels-Midland	7,000	331,800
General Mills	1,270	71,882
J&J Snack Foods	510	54,417
Kraft Foods Group	5,133	447,161
Mondelez International	9,400	339,246

		1,244,506

Gas Utilities–0.02%
South Jersey Industries	330	17,912

		17,912

Health Care Equipment & Supplies–0.64%
Baxter International	4,800	328,800
CONMED	1,335	67,404
CryoLife	3,640	37,747
†DexCom	1,275	79,483
†Merit Medical Systems	1,915	36,864
†Quidel	2,040	55,039
West Pharmaceutical Services	1,595	96,035

		701,372

Health Care Providers & Services–0.92%
†Air Methods	1,295	60,334
Cardinal Health	3,600	324,972
†Express Scripts Holding	1,080	93,712
Quest Diagnostics	4,300	330,455
UnitedHealth Group	1,130	133,668
†WellCare Health Plans	685	62,650

		1,005,791

Hotels, Restaurants & Leisure–0.49%
†Buffalo Wild Wings	330	59,809
Cheesecake Factory	1,235	60,923
†Del Frisco’s Restaurant Group	2,545	51,282
Jack in the Box	770	73,858
McDonald’s	200	19,488
†Popeyes Louisiana Kitchen	1,175	70,289
Starbucks	1,040	98,488
Wynn Resorts	834	104,984

		539,121

Household Products–0.16%
Kimberly-Clark	490	52,484

LVIP Delaware Foundation® Moderate Allocation Fund–2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Household Products (continued)
Procter & Gamble	1,540	$126,188

		178,672

Industrial Conglomerates–0.12%
General Electric	5,340	132,485

		132,485

Insurance–1.03%
Aflac	1,130	72,331
Allstate	4,700	334,499
American Equity Investment Life
Holding	1,955	56,949
Fidelity & Guaranty Life	1,915	40,598
@Infinity Property & Casualty	560	45,948
Marsh & McLennan	5,700	319,713
Primerica	910	46,319
Prudential Financial	520	41,761
@Selective Insurance Group	1,750	50,838
Travelers	790	85,423
United Fire Group	1,220	38,759

		1,133,138

Internet & Catalog Retail–0.92%
†Liberty Interactive Class A	14,544	424,539
†Priceline Group	232	270,083
†Shutterfly	1,000	45,240
†TripAdvisor	3,205	266,560

		1,006,422

Internet Software & Services–1.81%
†Coupons.com	2,455	28,822
†eBay	8,638	498,240
†Endurance International Group
Holdings	440	8,386
Equinix	1,860	433,101
†Facebook Class A	1,130	92,903
†Google Class A	607	336,703
†Google Class C	406	222,488
†GrubHub	1,395	63,319
@j2 Global	930	61,082
†SciQuest	2,610	44,187
†Yahoo	1,900	84,427
†Yelp	2,484	117,617

		1,991,275

IT Services–1.46%
Accenture Class A	1,020	95,564
Convergys	2,320	53,058
†ExlService Holdings	800	29,760
International Business Machines	140	22,470
†InterXion Holding	1,625	45,825
MasterCard Class A	5,282	456,312

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
TeleTech Holdings	1,720	$43,774
Visa Class A	8,110	530,475
Xerox	25,500	327,675

		1,604,913

Life Sciences Tools & Services–0.10%
Thermo Fisher Scientific	810	108,815

		108,815

Machinery–0.40%
Barnes Group	1,905	77,133
Caterpillar	260	20,808
Columbus McKinnon	1,870	50,378
Cummins	280	38,819
Deere	360	31,568
ESCO Technologies	1,335	52,038
Federal Signal	2,235	35,291
Kadant	1,440	75,758
Parker-Hannifin	450	53,451

		435,244

Media–0.49%
†=Century Communications	5,000	0
Cinemark Holdings	540	24,338
Comcast Class A	1,560	87,461
†Discovery Communications Class A	2,809	86,405
†Discovery Communications Class C	7,607	224,216
Disney (Walt)	400	41,956
National CineMedia	2,050	30,955
Regal Entertainment Group Class A	510	11,648
Viacom Class B	420	28,686

		535,665

Metals & Mining–0.09%
Kaiser Aluminum	620	47,672
Worthington Industries	1,875	49,894

		97,566

Multiline Retail–0.14%
Macy’s	1,310	85,032
Nordstrom	910	73,091

		158,123

Multi-Utilities–0.13%
MDU Resources Group	1,660	35,424
NorthWestern	985	52,983
Sempra Energy	530	57,781

		146,188

Oil, Gas & Consumable Fuels–2.30%
†Bonanza Creek Energy	730	18,002
†Carrizo Oil & Gas	1,050	52,133
Chevron	4,330	454,563

LVIP Delaware Foundation® Moderate Allocation Fund–3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	4,790	$298,225
†Diamondback Energy	645	49,562
EOG Resources	3,099	284,147
Exxon Mobil	1,420	120,700
Kinder Morgan	5,890	247,733
Marathon Oil	11,370	296,871
Occidental Petroleum	5,260	383,980
†Parsley Energy Class A	1,030	16,459
†RSP Permian	750	18,893
Williams	5,559	281,230

		2,522,498

Paper & Forest Products–0.12%
†Boise Cascade	1,095	41,019
International Paper	730	40,508
Neenah Paper	750	46,905

		128,432

Pharmaceuticals–2.35%
AbbVie	1,580	92,493
†Actavis	1,552	461,916
†Akorn	1,510	71,740
Johnson & Johnson	3,660	368,196
†Medicines	885	24,798
Merck	7,900	454,092
Perrigo	1,309	216,705
Pfizer	13,879	482,850
†Prestige Brands Holdings	1,055	45,249
†Valeant Pharmaceuticals International	1,848	367,050

		2,585,089

Professional Services–0.18%
Kforce	2,925	65,257
Nielsen	1,000	44,570
†On Assignment	1,105	42,399
†WageWorks	885	47,197

		199,423

Real Estate Investment Trusts–3.24%
American Campus Communities	525	22,507
American Realty Capital Properties	1,800	17,730
American Tower	870	81,911
Apartment Investment & Management	850	33,456
AvalonBay Communities	600	104,550
Boston Properties	800	112,384
Brandywine Realty Trust	2,600	41,548
Camden Property Trust	350	27,345
Corporate Office Properties Trust	700	20,566
Cousins Properties	1,650	17,490
Crown Castle International	4,693	387,360
DCT Industrial Trust	1,913	66,305
DDR	3,000	55,860

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Douglas Emmett	1,600	$47,696
Duke Realty	3,200	69,664
DuPont Fabros Technology	1,510	49,347
EastGroup Properties	640	38,490
EPR Properties	1,560	93,647
Equity Lifestyle Properties	425	23,354
Equity One	850	22,687
Equity Residential	1,550	120,683
Essex Property Trust	300	68,970
Extra Space Storage	450	30,407
Federal Realty Investment Trust	175	25,762
First Industrial Realty Trust	1,850	39,645
First Potomac Realty Trust	1,000	11,890
General Growth Properties	3,425	101,209
Health Care REIT	450	34,812
Healthcare Realty Trust	925	25,697
Healthcare Trust of America Class A	837	23,319
Highwoods Properties	925	42,347
Host Hotels & Resorts	5,260	106,147
Kilroy Realty	550	41,893
Kimco Realty	1,700	45,645
Kite Realty Group Trust	1,917	54,002
LaSalle Hotel Properties	2,050	79,663
Lexington Realty Trust	1,950	19,169
Liberty Property Trust	450	16,065
LTC Properties	175	8,050
Macerich	500	42,165
National Retail Properties	1,960	80,301
Pebblebrook Hotel Trust	675	31,435
Post Properties	575	32,735
Prologis	2,225	96,921
PS Business Parks	275	22,836
Public Storage	425	83,785
Ramco-Gershenson Properties Trust	3,860	71,796
Regency Centers	725	49,329
RLJ Lodging Trust	1,000	31,310
Sabra Health Care REIT	500	16,575
Simon Property Group	1,350	264,114
SL Green Realty	650	83,447
Sovran Self Storage	570	53,546
Spirit Realty Capital	2,475	29,898
†Strategic Hotels & Resorts	2,650	32,940
Tanger Factory Outlet Centers	950	33,412
Taubman Centers	250	19,283
UDR	1,500	51,045
Urban Edge Properties	462	10,949
Ventas	1,350	98,577
Vornado Realty Trust	900	100,800

		3,566,471

LVIP Delaware Foundation® Moderate Allocation Fund–4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Road & Rail–0.19%
Hunt (J.B.) Transport Services	500	$42,697
†Roadrunner Transportation Systems	1,185	29,945
†Swift Transportation	1,235	32,135
Union Pacific	960	103,978

		208,755

Semiconductors & Semiconductor Equipment–0.93%
†Applied Micro Circuits	6,285	32,053
Avago Technologies	640	81,267
Broadcom Class A	7,600	329,042
Intel	12,820	400,881
Maxim Integrated Products	2,020	70,316
†Semtech	2,085	55,555
†Synaptics	710	57,727

		1,026,841

Software–1.68%
†Adobe Systems	2,809	207,697
CA	10,366	338,035
†Callidus Software	2,960	37,533
†Electronic Arts	5,315	312,602
†Guidewire Software	1,010	53,136
Intuit	2,165	209,918
Microsoft	11,021	448,059
†Proofpoint	1,080	63,958
†salesforce.com	920	61,465
SS&C Technologies Holdings	1,120	69,776
†Tyler Technologies	410	49,417

		1,851,596

Specialty Retail–1.00%
†Boot Barn Holdings	675	16,146
DSW Class A	1,300	47,944
†Express	2,290	37,854
L Brands	3,663	345,384
Lowe’s	4,300	319,877
†Sally Beauty Holdings	4,912	168,825
Tractor Supply	890	75,703
†Urban Outfitters	1,980	90,387

		1,102,120

Technology Hardware, Storage & Peripherals–0.27%
Apple	1,820	226,463
EMC	2,850	72,846

		299,309

Textiles, Apparel & Luxury Goods–0.41%
†G-III Apparel Group	610	68,717
†Iconix Brand Group	1,520	51,178
†Madden (Steven)	2,051	77,919
NIKE Class B	2,537	254,537

		452,351

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Trading Companies & Distributors–0.05%
Applied Industrial Technologies	1,290	$58,489

		58,489

Total U.S. Markets (Cost $22,950,582)		36,715,297

§DEVELOPED MARKETS–11.36%
Aerospace & Defense–0.17%
Meggitt	23,222	188,757

		188,757

Air Freight & Logistics–0.30%
Deutsche Post	10,699	333,388

		333,388

Airlines–0.11%
@Westjet Airlines Class VV	5,243	122,895

		122,895

Auto Components–0.26%
Sumitomo Rubber Industries	15,800	291,199

		291,199

Automobiles–0.42%
Toyota Motor	6,600	460,628

		460,628

Banks–1.58%
†ING Groep CVA	18,733	274,452
Mitsubishi UFJ Financial Group	69,900	432,847
Nordea Bank	33,669	410,107
Standard Chartered	23,270	376,885
UniCredit	36,306	246,247

		1,740,538

Beverages–0.41%
Carlsberg Class B	3,072	253,304
Coca-Cola Amatil	24,507	200,634

		453,938

Construction & Engineering–0.27%
Vinci	5,116	292,351

		292,351

Containers & Packaging–0.25%
Rexam	32,345	277,198

		277,198

Diversified Telecommunication Services–0.33%
Nippon Telegraph & Telephone	5,874	362,548

		362,548

Energy Equipment & Services–0.13%
†Saipem	11,967	121,751

LVIP Delaware Foundation® Moderate Allocation Fund–5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services (continued)
Subsea 7	2,158	$18,533

		140,284

Food & Staples Retailing–0.23%
Tesco	69,517	248,136

		248,136

Food Products–0.32%
†Aryzta	5,662	347,096

		347,096

Household Durables–0.19%
Techtronic Industries	63,500	214,084

		214,084

Industrial Conglomerates–0.26%
Koninklijke Philips	9,994	283,582

		283,582

Insurance–0.39%
AXA	16,969	427,175

		427,175

IT Services–0.67%
†CGI Group Class A	9,665	409,903
Teleperformance	4,726	323,941

		733,844

Life Sciences Tools & Services–0.07%
†ICON	1,075	75,820

		75,820

Media–0.11%
Publicis Groupe	1,544	119,152

		119,152

Metals & Mining–0.30%
Anglo American ADR	2,900	21,619
AuRico Gold	21,000	58,027
Rio Tinto	4,920	202,879
Yamana Gold	14,226	50,990

		333,515

Multi-Utilities–0.12%
National Grid	10,124	130,150

		130,150

Oil, Gas & Consumable Fuels–0.33%
Suncor Energy	6,300	184,078
TOTAL	3,586	178,283

		362,361

Pharmaceuticals–2.12%
Novartis	4,521	446,225
Novo Nordisk ADR	6,452	344,472

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Sanofi	4,071	$402,123
STADA Arzneimittel	6,628	220,584
Teva Pharmaceutical Industries ADR	14,800	922,040

		2,335,444

Road & Rail–0.25%
East Japan Railway	3,466	277,698

		277,698

Software–0.12%
Playtech	11,342	130,456

		130,456

Specialty Retail–0.39%
Nitori Holdings	6,340	429,106

		429,106

Textiles, Apparel & Luxury Goods–0.42%
Kering	907	177,096
Yue Yuen Industrial Holdings	81,000	286,614

		463,710

Tobacco–0.25%
Japan Tobacco	8,800	278,164

		278,164

Trading Companies & Distributors–0.37%
ITOCHU	25,014	270,653
Rexel	6,960	131,261

		401,914

Wireless Telecommunication Services–0.22%
Tele2 Class B	19,951	238,631

		238,631

Total Developed Markets (Cost $9,834,125)		12,493,762

×EMERGING MARKETS–7.81%
Airlines–0.04%
Gol Linhas Aereas Inteligentes ADR	16,500	40,095

		40,095

Automobiles–0.11%
Hyundai Motor	258	39,090
Mahindra & Mahindra	4,244	80,948

		120,038

Banks–1.08%
Akbank	29,356	86,132
Banco Santander Brasil ADR	11,200	49,392
Bangkok Bank	19,430	110,054
China Construction Bank	133,028	110,411
Grupo Financiero Banorte Class O	14,300	82,928
ICICI Bank ADR	11,600	120,176

LVIP Delaware Foundation® Moderate Allocation Fund–6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Industrial & Commercial Bank of China	153,406	$113,471
Itau Unibanco Holding ADR	7,908	87,462
†KB Financial Group ADR	3,678	129,245
Powszechna Kasa Oszczednosci Bank Polski	3,658	32,733
@=Sberbank	43,680	47,186
Shinhan Financial Group	2,493	93,705
Standard Bank Group	9,258	127,956

		1,190,851

Beverages–0.36%
†Anadolu Efes Biracilik Ve Malt Sanayii	8,730	72,828
Cia Cervecerias Unidas ADR	2,200	45,672
†Fomento Economico Mexicano ADR	1,200	112,200
@Lotte Chilsung Beverage	85	132,176
Tsingtao Brewery	5,305	35,572

		398,448

Building Products–0.17%
@KCC	358	182,428

		182,428

Chemicals–0.07%
Braskem ADR	6,100	42,334
Sociedad Quimica y Minera de Chile ADR	2,100	38,325

		80,659

Construction & Engineering–0.02%
†Empresas ICA ADR	6,100	19,886

		19,886

Construction Materials–0.26%
†Cemex ADR	10,834	102,598
†Cemex Latam Holdings	4,717	24,492
Siam Cement - Foreign	2,599	40,722
Siam Cement NVDR	1,900	29,882
Ultratech Cement	2,012	93,018

		290,712

Diversified Financial Services–0.11%
Reliance Capital	6,162	42,036
Remgro	3,534	77,348

		119,384

Diversified Telecommunication Services–0.10%
†KT ADR	4,200	54,936
Telefonica Brasil ADR	3,380	51,680

		106,616

Electronic Equipment, Instruments & Components–0.23%
Hon Hai Precision Industry	43,664	127,962

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
†LG Display ADR	5,100	$72,981
Samsung SDI	436	53,573

		254,516

Food & Staples Retailing–0.11%
Cia Brasileira de Distribuicao ADR	1,800	53,676
Wal-Mart de Mexico Class V	27,159	67,691

		121,367

Food Products–0.39%
BRF ADR	4,240	83,867
China Mengniu Dairy	19,000	100,972
@Lotte Confectionery	60	96,565
Tingyi Cayman Islands Holding	24,000	51,672
@Uni-President China Holdings	139,600	92,375

		425,451

Hotels, Restaurants & Leisure–0.04%
@Arcos Dorados Holdings	8,200	40,426

		40,426

Household Durables–0.04%
LG Electronics	829	43,961

		43,961

Insurance–0.08%
Samsung Life Insurance	966	84,101

		84,101

Internet Software & Services–0.80%
†Baidu ADR	3,236	674,382
†SINA	1,900	61,104
†@Sohu.com	2,600	138,658

		874,144

IT Services–0.05%
†WNS Holdings ADR	2,165	52,653

		52,653

Media–0.17%
†Grupo Televisa ADR	5,800	191,458

		191,458

Metals & Mining–0.09%
†Anglo American Platinum	1,012	24,778
@Gerdau	4,000	9,524
Gerdau ADR	2,900	9,280
†Impala Platinum Holdings	2,386	11,539
Vale ADR	7,100	40,115

		95,236

LVIP Delaware Foundation® Moderate Allocation Fund–7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Multiline Retail–0.12%
Woolworths Holdings	19,249	$136,492

		136,492

Oil, Gas & Consumable Fuels–0.93%
Cairn India	9,748	33,526
China Petroleum & Chemical	60,750	48,412
CNOOC ADR	300	42,546
@Gazprom ADR	16,397	77,185
Lukoil ADR	1,800	82,674
PetroChina ADR	900	100,089
†Petroleo Brasileiro ADR	15,000	90,150
PTT-Foreign	8,924	88,555
#Reliance Industries GDR 144A	12,479	330,070
@Rosneft GDR	10,702	45,908
Sasol ADR	1,700	57,868
Tambang Batubara Bukit Asam Persero	36,700	30,090

		1,027,073

Paper & Forest Products–0.13%
†Fibria Celulose ADR	7,731	109,239
Nine Dragons Paper Holdings	52,000	32,516

		141,755

Personal Products–0.09%
†Hypermarcas	15,500	95,710

		95,710

Real Estate Management & Development–0.04%
#@=Etalon Group GDR 144A	3,000	6,405
@UEM Sunrise	109,206	40,598

		47,003

Road & Rail–0.01%
America Latina Logistica	9,250	11,649

		11,649

Semiconductors & Semiconductor Equipment–0.36%
MediaTek	10,000	135,218
Taiwan Semiconductor Manufacturing	22,204	103,317
Taiwan Semiconductor Manufacturing ADR	4,000	93,920
United Microelectronics	136,600	67,762

		400,217

Technology Hardware, Storage & Peripherals–0.54%
Samsung Electronics	454	589,002

		589,002

Wireless Telecommunication Services–1.27%
America Movil ADR	6,600	135,036
China Mobile	15,298	199,370
China Mobile ADR	2,300	149,569

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
MegaFon GDR	3,508	$55,827
Mobile Telesystems ADR	3,400	34,340
MTN Group	3,801	64,084
SK Telecom ADR	17,100	465,291
Tim Participacoes ADR	9,700	160,826
Turkcell Iletisim Hizmetleri ADR	4,900	63,847
Vodacom Group	6,506	71,075

		1,399,265

Total Emerging Markets (Cost $8,426,027)		8,580,596

Total Common Stock (Cost $41,210,734)		57,789,655

CONVERTIBLE PREFERRED STOCK–0.18%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	10,960
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	475	7,251
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	10	11,471
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	15	12,994
Dominion Resources 6.125% exercise price $65.06, expiration date 4/1/16	193	10,839
@Dynegy 5.375% exercise price $38.75, expiration date 11/1/17	110	12,007
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	250	12,163
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	12	3,543
HealthSouth 6.50% exercise price $29.70, expiration date 12/31/49	17	25,324
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	12	15,996
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	545	18,966
Maiden Holdings 7.25% exercise price $15.35, expiration date 9/15/16	450	23,553

LVIP Delaware Foundation® Moderate Allocation Fund–8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	178	$6,786
T-Mobile US 5.50% exercise price $31.02, expiration date 12/15/17	172	10,090
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	17	20,791

Total Convertible Preferred Stock (Cost $229,989)		202,734

EXCHANGE-TRADED FUNDS–8.60%
iShares MSCI EAFE Growth Index ETF	65,135	4,562,707
iShares MSCI EAFE Index ETF	29,200	1,873,764
Vanguard FTSE Developed Markets ETF	75,640	3,012,741

Total Exchange-Traded Funds (Cost $7,178,939)		9,449,212

PREFERRED STOCK–0.35%
Alabama Power 5.625%	1,650	42,405
#Ally Financial 144A 7.00%	200	205,281
•Bank of America 6.10%	25,000	25,422
•Integrys Energy Group 6.00%	1,900	53,409
•Morgan Stanley 5.55%	15,000	15,187
National Retail Properties 5.70%	950	23,703
Public Storage 5.20%	1,000	24,220

Total Preferred Stock (Cost $370,966)		389,627

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.514% 11/25/32	305	280

Total Agency Asset-Backed Security (Cost $305)		280

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.38%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	9,036	10,748
Fannie Mae REMICs Series 1996-46 ZA 7.50% 11/25/26	4,069	4,647

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Fannie Mae REMICs (continued)
Series 2003-26 AT 5.00% 11/25/32	11,326	$11,689
Series 2010-41 PN 4.50% 4/25/40	40,000	43,811
•*Series 2012-122 SD 5.926% 11/25/42	86,277	20,966
*Series 2013-26 ID 3.00% 4/25/33	85,445	12,850
*Series 2013-38 AI 3.00% 4/25/33	82,769	11,727
*Series 2013-44 DI 3.00% 5/25/33	168,510	24,919
Series 2014-36 ZE 3.00% 6/25/44	32,809	30,347
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	3,128	3,569
Series 2326 ZQ 6.50% 6/15/31	13,836	15,956
Series 2557 WE 5.00% 1/15/18	7,059	7,359
Series 3656 PM 5.00% 4/15/40	62,008	68,772
Series 4065 DE 3.00% 6/15/32	5,000	5,138
*Series 4185 LI 3.00% 3/15/33	85,707	13,183
*Series 4191 CI 3.00% 4/15/33	87,010	11,840
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	11,445	13,262
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	106,278

Total Agency Collateralized Mortgage Obligations (Cost $406,253)		417,061

AGENCY MORTGAGE-BACKED SECURITIES–7.67%
Fannie Mae 6.50% 8/1/17	1,210	1,250
Fannie Mae ARM
•2.08% 3/1/38	3,012	3,195
•2.311% 4/1/36	2,421	2,582
•2.315% 11/1/35	1,647	1,763
•2.42% 5/1/43	23,838	24,375
•2.546% 6/1/43	8,966	9,204
•3.196% 4/1/44	37,148	38,759
•3.266% 3/1/44	33,681	35,256
•3.31% 9/1/43	25,700	26,955
•5.646% 8/1/37	3,510	3,688
Fannie Mae Relocation 30 yr 5.00% 11/1/34	1,277	1,407
Fannie Mae S.F. 15 yr
2.50% 2/1/28	60,258	62,050
3.00% 5/1/28	5,769	6,054
3.50% 7/1/26	17,417	18,580
4.00% 4/1/24	7,570	8,017
4.00% 5/1/25	13,103	13,932

LVIP Delaware Foundation® Moderate Allocation Fund–9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 6/1/25	45,561	$48,439
4.00% 11/1/25	60,151	64,893
4.00% 12/1/26	21,753	23,052
4.00% 1/1/27	141,483	152,171
4.00% 5/1/27	46,836	49,922
4.00% 8/1/27	25,741	27,357
4.50% 4/1/18	1,964	2,059
5.00% 5/1/21	4,448	4,731
5.50% 4/1/23	5,199	5,738
Fannie Mae S.F. 15 yr TBA 2.50% 5/1/30	205,000	210,117
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,373	3,496
3.00% 8/1/33	11,484	11,905
3.50% 4/1/33	3,250	3,438
3.50% 9/1/33	16,312	17,424
4.00% 1/1/31	5,872	6,324
4.00% 2/1/31	16,902	18,202
5.00% 11/1/23	1,257	1,397
6.00% 9/1/29	12,353	14,069
Fannie Mae S.F. 30 yr
3.00% 7/1/42	21,903	22,447
3.00% 10/1/42	348,674	357,383
3.00% 12/1/42	55,705	57,096
3.00% 1/1/43	132,247	135,520
3.00% 2/1/43	13,440	13,774
3.00% 4/1/43	83,188	85,225
3.00% 5/1/43	56,908	58,291
4.00% 5/1/43	17,865	19,321
4.00% 8/1/43	9,734	10,497
4.00% 7/1/44	38,125	41,250
4.50% 7/1/36	6,793	7,437
4.50% 11/1/40	17,541	19,211
4.50% 3/1/41	25,610	28,065
4.50% 4/1/41	53,277	58,374
4.50% 7/1/41	16,150	17,707
4.50% 10/1/41	5,275	5,783
4.50% 1/1/42	512,919	561,216
4.50% 9/1/42	309,905	339,716
4.50% 6/1/44	37,459	40,994
5.00% 2/1/35	5,905	6,595
5.00% 7/1/35	9,130	10,157
5.00% 10/1/35	21,711	24,156
5.00% 11/1/35	10,740	11,951
5.00% 4/1/37	5,829	6,489
5.00% 8/1/37	16,267	18,115
5.00% 2/1/38	6,093	6,778
5.50% 12/1/32	1,166	1,321
5.50% 2/1/33	17,033	19,298
5.50% 11/1/34	6,435	7,288
5.50% 12/1/34	64,014	72,448
5.50% 3/1/35	3,137	3,530

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/35	4,643	$5,227
5.50% 1/1/36	3,816	4,313
5.50% 4/1/36	16,592	18,675
5.50% 7/1/36	1,855	2,098
5.50% 9/1/36	37,300	42,241
5.50% 11/1/36	5,302	5,973
5.50% 1/1/37	21,773	24,522
5.50% 2/1/37	14,237	16,033
5.50% 4/1/37	67,838	76,818
5.50% 8/1/37	264	299
5.50% 1/1/38	311	350
5.50% 2/1/38	11,800	13,339
5.50% 3/1/38	13,076	14,856
5.50% 6/1/38	48,302	54,354
5.50% 9/1/38	36,682	41,405
5.50% 1/1/39	19,675	22,188
5.50% 2/1/39	75,157	84,932
5.50% 10/1/39	57,061	64,209
5.50% 7/1/40	17,144	19,299
5.50% 9/1/41	213,867	240,667
6.00% 6/1/36	2,162	2,472
6.00% 11/1/36	28,114	32,100
6.00% 12/1/36	2,519	2,895
6.00% 2/1/37	7,252	8,284
6.00% 5/1/37	20,245	23,101
6.00% 6/1/37	1,331	1,534
6.00% 7/1/37	1,310	1,503
6.00% 8/1/37	16,563	18,941
6.00% 9/1/37	2,704	3,088
6.00% 11/1/37	3,297	3,794
6.00% 5/1/38	31,864	36,357
6.00% 7/1/38	909	1,037
6.00% 9/1/38	81,743	93,553
6.00% 10/1/38	27,935	31,915
6.00% 11/1/38	5,659	6,474
6.00% 1/1/39	11,643	13,311
6.00% 9/1/39	97,521	111,304
6.00% 3/1/40	9,916	11,315
6.00% 7/1/40	40,336	46,019
6.00% 9/1/40	8,964	10,232
6.00% 11/1/40	3,890	4,483
6.00% 5/1/41	98,061	112,040
6.50% 2/1/36	7,308	8,815
7.50% 6/1/31	5,602	7,068
Fannie Mae S.F. 30 yr TBA
3.00% 5/1/45	1,960,000	1,999,008
3.50% 5/1/45	665,000	696,769
4.50% 5/1/45	699,000	760,654
Freddie Mac ARM
•2.265% 10/1/36	3,720	3,979
•2.249% 7/1/36	2,530	2,698
•2.307% 4/1/34	1,105	1,175

LVIP Delaware Foundation® Moderate Allocation Fund–10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.532% 1/1/44	71,841	$74,107
Freddie Mac S.F. 15 yr
3.50% 11/1/25	5,148	5,474
3.50% 6/1/26	5,990	6,366
3.50% 10/1/26	6,649	7,125
3.50% 1/1/27	6,795	7,218
4.00% 5/1/25	3,974	4,232
4.50% 8/1/24	21,135	22,789
4.50% 7/1/25	4,082	4,401
4.50% 6/1/26	9,473	10,218
4.50% 9/1/26	14,729	15,906
5.00% 6/1/18	1,451	1,525
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,596	15,089
3.50% 1/1/34	30,729	32,414
Freddie Mac S.F. 30 yr
3.00% 10/1/42	25,056	25,627
3.00% 11/1/42	20,163	20,678
4.50% 6/1/39	3,832	4,176
4.50% 10/1/39	9,619	10,496
4.50% 4/1/41	72,887	79,670
5.50% 3/1/34	2,555	2,883
5.50% 12/1/34	2,576	2,912
5.50% 6/1/36	1,685	1,896
5.50% 11/1/36	3,331	3,729
5.50% 12/1/36	846	950
5.50% 9/1/37	3,400	3,817
5.50% 4/1/38	12,149	13,636
5.50% 6/1/38	1,994	2,239
5.50% 7/1/38	12,538	14,065
5.50% 6/1/39	13,374	15,002
5.50% 3/1/40	8,705	9,772
5.50% 8/1/40	20,000	22,433
5.50% 1/1/41	8,993	10,076
5.50% 6/1/41	67,477	75,618
6.00% 2/1/36	5,493	6,309
6.00% 1/1/38	3,455	3,921
6.00% 6/1/38	9,756	11,098
6.00% 8/1/38	29,395	33,557
6.00% 5/1/40	4,112	4,677
6.00% 7/1/40	22,209	25,377
6.50% 4/1/39	15,174	17,383
7.00% 11/1/33	2,456	3,018
GNMA I S.F.30 yr
5.00% 6/15/40	5,117	5,707
7.50% 1/15/32	1,553	1,952

Total Agency Mortgage-Backed Securities (Cost $8,331,223)		8,436,488

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.05%
Banc of America Commercial Mortgage Trust
•Series 2006-1 AM 5.421% 9/10/45	10,000	$10,274
Series 2006-4 A4 5.634% 7/10/46	9,198	9,538
•Series 2007-4 AM 5.821% 2/10/51	40,000	43,461
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PWR18 A4 5.70% 6/11/50	25,000	27,060
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.225% 7/15/44	40,000	40,617
•Series 2005-CD1 C 5.225% 7/15/44	15,000	15,215
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	40,000	42,668
Series 2015-GC27 A5 3.137% 2/10/48	15,000	15,361
COMM Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	25,000	27,014
Series 2014-CR20 A4 3.59% 11/10/47	60,000	63,830
Series 2014-CR20 AM 3.938% 11/10/47	35,000	37,380
Series 2014-CR21 A3 3.528% 12/10/47	35,000	37,055
#Series 2015-3BP A 144A 3.178% 2/10/35	100,000	102,354
Series 2015-DC1 A5 3.35% 2/10/48	20,000	20,855
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	25,000	26,366
•Credit Suisse First Boston Mortgage Securities Series 2005-C5 AM 5.10% 8/15/38	25,000	25,191
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	100,000	114,176
#•Series 2011-LC1A C 144A 5.558% 11/10/46	100,000	113,478
FREMF Mortgage Trust
#•Series 2011-K10 B 144A 4.618% 11/25/49	25,000	27,428
#•Series 2011-K15 B 144A 4.932% 8/25/44	10,000	11,121
#•Series 2011-K702 B 144A 4.771% 4/25/44	10,000	10,742

LVIP Delaware Foundation® Moderate Allocation Fund—11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2011-K703 B 144A 4.884% 7/25/44	10,000	$10,800
#•Series 2012-K19 B 144A 4.037% 5/25/45	10,000	10,684
#•Series 2012-K22 B 144A 3.687% 8/25/45	35,000	36,357
#•Series 2012-K22 C 144A 3.687% 8/25/45	25,000	25,246
#•Series 2012-K707 B 144A 3.883% 1/25/47	15,000	15,722
#•Series 2012-K708 B 144A 3.761% 2/25/45	45,000	46,974
#•Series 2012-K708 C 144A 3.761% 2/25/45	10,000	10,242
#•Series 2013-K26 C 144A 3.60% 12/25/45	15,000	15,035
#•Series 2013-K30 C 144A 3.556% 6/25/45	30,000	29,601
#•Series 2013-K31 C 144A 3.627% 7/25/46	60,000	59,840
#•Series 2013-K33 B 144A 3.504% 8/25/46	25,000	25,588
#•Series 2013-K33 C 144A 3.504% 8/25/46	15,000	14,848
#•Series 2013-K712 144A 3.369% 5/25/45	70,000	72,025
#•Series 2013-K713 144A 3.165% 4/25/46	65,000	66,256
#•Series 2013-K713 C 144A 3.165% 4/25/46	40,000	39,667
#•Series 2014-K716 C 144A 3.954% 8/25/47	20,000	20,477
#GRACE Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	105,671
GS Mortgage Securities Trust
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	20,324
#Series 2010-C1 A2 144A 4.592% 8/10/43	150,000	167,499
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	100,000	101,271
#Houston Galleria Mall Trust Series 2015-HGLR A1A2 144A 3.087% 3/5/37	100,000	101,062
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	50,024	49,997
•Series 2014-C22 B 4.562% 9/15/47	10,000	10,925

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.724% 8/12/37	10,000	$10,861
•Series 2005-LDP4 AJ 5.04% 10/15/42	55,000	55,407
•Series 2005-LDP5 D 5.382% 12/15/44	20,000	20,423
Series 2006-LDP8 AM 5.44% 5/15/45	79,000	82,974
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,222	3,277
•Series 2006-C6 AJ 5.452% 9/15/39	30,000	31,462
Series 2006-C6 AM 5.413% 9/15/39	35,000	36,936
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	20,000	21,811
Series 2014-C19 AS 3.832% 12/15/47	10,000	10,554
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.204% 11/14/42	50,000	50,636
•Series 2006-T21 AM 5.204% 10/12/52	30,000	30,762
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	20,000	21,858

Total Commercial Mortgage-Backed Securities (Cost $2,234,475)		2,254,256

CONVERTIBLE BONDS–0.52%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	28,000	27,597
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	8,000	8,285
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	16,000	17,440
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	13,000	19,752
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	23,000	23,992

LVIP Delaware Foundation® Moderate Allocation Fund–12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	21,000	$20,331
Cardtronics 1.00% exercise price $52.35, expiration date 11/27/20	24,000	23,865
Cemex 3.25% exercise price $9.65, expiration date 3/9/16	15,000	16,866
Chart Industries 2.00% exercise price $69.03, expiration date 7/30/18	7,000	6,768
Chesapeake Energy 2.25% exercise price $80.28, expiration date 12/14/38	15,000	13,687
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	14,000	17,229
fGeneral Cable 4.50% exercise price $34.47, expiration date 11/15/29	21,000	16,734
Gilead Sciences 1.625% exercise price $22.71, expiration date 4/29/16	5,000	21,550
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	6,000	13,279
Intel 3.25% exercise price $21.47, expiration date 8/1/39	6,000	9,484
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	22,000	25,437
Jefferies Group 3.875% exercise price $44.94, expiration date 10/31/29	14,000	14,201
#Lexington Realty Trust 144A 6.00% exercise price $6.60, expiration date 1/11/30	7,000	10,163
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	25,000	35,016
#Liberty Interactive 144A 1.00% exercise price $64.31, expiration date 9/28/43	16,000	15,720
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	5,000	22,253
Novellus Systems 2.625% exercise price $34.78, expiration date 5/14/41	10,000	20,469
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	23,000	28,836

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#NXP Semiconductors 144A 1.00% exercise price $102.84, expiration date 11/27/19	11,000	$13,159
#Oclaro 144A 6.00% exercise price $1.95, expiration date 2/14/20	4,000	4,893
Peabody Energy 4.75% exercise price $57.15, expiration date 12/15/41	18,000	6,446
#PROS Holdings 144A 2.00% exercise price $33.79, expiration date 11/27/19	11,000	11,357
SanDisk 1.50% exercise price $51.16, expiration date 8/11/17	12,000	16,403
Spectrum Pharmaceuticals 2.75% exercise price $10.53, expiration date 12/13/18	7,000	6,436
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	15,000	15,019
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	7,000	4,865
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	17,000	16,979
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	25,000	15,250
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	15,000	16,144
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	7,000	9,903
VeriSign 4.136% exercise price $34.37, expiration date 8/15/37	6,000	11,929

Total Convertible Bonds (Cost $505,260)		577,737

CORPORATE BONDS–19.00%
Aerospace & Defense–0.06%
Lockheed Martin 3.80% 3/1/45	20,000	19,969
TransDigm
6.00% 7/15/22	30,000	30,150
6.50% 7/15/24	20,000	20,200

		70,319

LVIP Delaware Foundation® Moderate Allocation Fund–13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics–0.04%
#Aviation Capital Group 144A 6.75% 4/6/21		35,000	$39,881

			39,881

Airlines–0.13%
#tAir Canada 2015-1 Class A Pass Through Trust 144A 3.60% 3/15/27		25,000	25,000
tAmerican Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		20,000	20,700
tAmerican Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27		30,000	30,225
tUnited Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		15,000	15,825
tUnited Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		45,000	46,913

			138,663

Auto Components–0.52%
American Axle & Manufacturing 6.25% 3/15/21		25,000	26,437
BorgWarner 3.375% 3/15/25		10,000	10,314
Dana Holding 5.50% 12/15/24		12,000	12,420
Delphi
4.15% 3/15/24		40,000	42,601
5.00% 2/15/23		20,000	21,500
Lear 5.25% 1/15/25		80,000	82,000
Magna International 3.625% 6/15/24		65,000	66,350
#Schaeffler Finance 144A 4.75% 5/15/23		200,000	202,500
TRW Automotive
#144A 4.45% 12/1/23		80,000	80,800
#144A 4.50% 3/1/21		25,000	25,250

			570,172

Automobiles–0.24%
Daimler 2.75% 12/10/18	NOK	200,000	26,112
Ford Motor 7.45% 7/16/31		45,000	62,290
General Motors
3.50% 10/2/18		40,000	41,182
5.00% 4/1/35		35,000	37,466
#Hyundai Capital America 144A 2.55% 2/6/19		45,000	45,807
Toyota Finance Australia
2.25% 8/31/16	NOK	30,000	3,767
3.04% 12/20/16	NZD	60,000	44,288

			260,912

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages–0.16%
#Pernod-Ricard 144A 5.75% 4/7/21	150,000	$174,295

		174,295

Biotechnology–0.24%
Celgene
3.95% 10/15/20	150,000	162,069
4.625% 5/15/44	15,000	16,020
Gilead Sciences
3.50% 2/1/25	30,000	31,675
4.50% 2/1/45	10,000	11,072
Immucor 11.125% 8/15/19	45,000	48,544

		269,380

Building Products–0.05%
#Builders FirstSource 144A 7.625% 6/1/21	15,000	15,150
Nortek 8.50% 4/15/21	35,000	37,625

		52,775

Capital Markets–0.18%
Affiliated Managers Group 3.50% 8/1/25	40,000	40,036
Bank of New York Mellon 2.15% 2/24/20	10,000	10,089
E*TRADE Financial 4.625% 9/15/23	25,000	25,500
Jefferies Group
5.125% 1/20/23	20,000	20,793
6.45% 6/8/27	30,000	32,550
6.50% 1/20/43	10,000	9,982
Lazard Group
3.75% 2/13/25	10,000	9,882
6.85% 6/15/17	19,000	21,119
State Street 3.10% 5/15/23	25,000	25,333

		195,284

Chemicals–0.55%
CF Industries
6.875% 5/1/18	105,000	119,786
7.125% 5/1/20	30,000	36,188
Dow Chemical
3.50% 10/1/24	20,000	20,350
4.625% 10/1/44	70,000	73,470
#Grace (W.R.) 144A 5.125% 10/1/21	15,000	15,600
LYB International Finance 4.875% 3/15/44	5,000	5,392
LyondellBasell Industries 4.625% 2/26/55	95,000	95,026
Methanex 4.25% 12/1/24	50,000	50,758
#NOVA Chemicals 144A 5.00% 5/1/25	56,000	58,660

LVIP Delaware Foundation® Moderate Allocation Fund–14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
PolyOne 5.25% 3/15/23		15,000	$15,637
Potash of Saskatchewan 3.00% 4/1/25		30,000	30,103
PPG Industries 2.30% 11/15/19		35,000	35,434
Rockwood Specialties Group 4.625% 10/15/20		30,000	31,313
#TPC Group 144A 8.75% 12/15/20		15,000	13,800

			601,517

Commercial Banks–0.89%
Australia & New Zealand Banking Group 2.625% 12/10/18	CAD	25,000	20,631
BB&T
2.45% 1/15/20		70,000	71,255
5.25% 11/1/19		117,000	132,434
#BBVA Banco Continental 144A 5.00% 8/26/22		25,000	26,700
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	166,782
City National 5.25% 9/15/20		40,000	45,970
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	110,000	14,259
4.25% 1/13/22	AUD	24,000	19,284
Northern Trust 3.95% 10/30/25		35,000	37,649
PNC Funding 5.625% 2/1/17		38,000	40,868
#•PNC Preferred Funding Trust II 144A 1.493% 3/31/49		100,000	92,000
Santander Holdings USA 3.45% 8/27/18		40,000	41,657
U.S. Bancorp 3.60% 9/11/24		80,000	83,560
•USB Capital IX 3.50% 10/29/49		140,000	116,550
Wells Fargo
4.75% 8/27/24	AUD	10,000	8,266
•5.875% 6/15/50		20,000	21,204
Zions Bancorp 4.50% 6/13/23		40,000	42,373

			981,442

Commercial Services & Supplies–0.54%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		200,000	199,250
#Brambles USA 144A 3.95% 4/1/15		20,000	20,000
#CDK Global 144A 4.50% 10/15/24		35,000	36,142
HD Supply
7.50% 7/15/20		10,000	10,750
11.50% 7/15/20		30,000	34,837
#Prestige Brands 144A 5.375% 12/15/21		50,000	50,875

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Reynolds Group Issuer 8.25% 2/15/21		100,000	$107,500
Service International 5.375% 5/15/24		25,000	26,250
Spectrum Brands 6.375% 11/15/20		20,000	21,300
United Rentals North America
4.625% 7/15/23		30,000	30,413
5.50% 7/15/25		5,000	5,106
5.75% 11/15/24		45,000	46,688

			589,111

Computers & Peripherals–0.15%
Apple 3.45% 2/9/45		10,000	9,518
NetApp 3.25% 12/15/22		65,000	64,391
Seagate HDD Cayman
#144A 4.75% 1/1/25		35,000	36,313
#144A 5.75% 12/1/34		50,000	53,601

			163,823

Construction & Engineering–0.04%
AECOM
#144A 5.75% 10/15/22		10,000	10,375
#144A 5.875% 10/15/24		37,000	38,943

			49,318

Construction Materials–0.18%
#Cemex 144A 4.375% 3/5/23	EUR	100,000	107,948
MUFG Americas Holdings
2.25% 2/10/20		30,000	30,092
3.00% 2/10/25		65,000	64,400

			202,440

Consumer Finance–0.11%
Ally Financial 4.125% 2/13/22		10,000	9,775
General Motors Financial
3.15% 1/15/20		5,000	5,065
4.00% 1/15/25		15,000	15,329
4.375% 9/25/21		30,000	31,900
SunTrust Banks 2.35% 11/1/18		60,000	60,984

			123,053

Containers & Packaging–0.09%
Berry Plastics 5.50% 5/15/22		20,000	20,575
#BWAY Holding 144A 9.125% 8/15/21		45,000	47,025
#Consolidated Container 144A 10.125% 7/15/20		10,000	8,750
#Plastipak Holdings 144A 6.50% 10/1/21		25,000	25,563

			101,913

LVIP Delaware Foundation® Moderate Allocation Fund–15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services–0.12%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	$126,795

			126,795

Diversified Financial Services–1.15%
Bank of America 4.25% 10/22/26		95,000	98,207
CME Group 3.00% 3/15/25		35,000	35,400
ERAC USA Finance
#144A 3.30% 10/15/22		95,000	96,751
#144A 4.50% 2/15/45		10,000	10,158
General Electric Capital
2.10% 12/11/19		35,000	35,713
2.20% 1/9/20		25,000	25,293
4.25% 1/17/18	NZD	40,000	30,138
5.55% 5/4/20		25,000	29,141
6.00% 8/7/19		50,000	58,466
•7.125% 12/15/49		100,000	117,750
Goldman Sachs Group
2.60% 4/23/20		110,000	111,299
5.20% 12/17/19	NZD	31,000	23,749
JPMorgan Chase
•0.886% 1/28/19		25,000	25,070
4.125% 12/15/26		115,000	119,497
•6.75% 8/29/49		30,000	32,700
Morgan Stanley
•1.106% 1/24/19		26,000	26,111
4.35% 9/8/26		55,000	57,732
5.00% 9/30/21	AUD	25,000	20,412
National Rural Utilities Cooperative Finance
2.85% 1/27/25		50,000	50,451
•4.75% 4/30/43		50,000	50,275
#Peachtree Corners Funding Trust 144A 3.976% 2/15/25		100,000	101,649
#SUAM Finance 144A 4.875% 4/17/24		100,000	103,750

			1,259,712

Diversified Telecommunication Services–0.85%
AT&T
4.35% 6/15/45		35,000	33,614
5.35% 9/1/40		55,000	60,238
Bell Canada 3.35% 3/22/23	CAD	18,000	14,971
CenturyLink
5.80% 3/15/22		105,000	109,856
6.75% 12/1/23		30,000	33,150
Hughes Satellite Systems 7.625% 6/15/21		10,000	11,037
Intelsat Luxembourg 8.125% 6/1/23		85,000	78,625
Level 3 Financing 5.375% 8/15/22		40,000	41,362

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Motorola Solutions 4.00% 9/1/24	60,000	$62,120
Orange 5.50% 2/6/44	40,000	47,675
SBA Tower Trust
#144A 2.24% 4/16/18	35,000	35,027
#144A 2.898% 10/15/19	25,000	25,304
#SES 144A 3.60% 4/4/23	70,000	73,455
Telefonica Emisiones 6.421% 6/20/16	10,000	10,629
Verizon Communications
4.40% 11/1/34	65,000	66,430
4.862% 8/21/46	120,000	125,941
5.15% 9/15/23	70,000	80,310
Windstream
7.50% 4/1/23	5,000	4,800
7.75% 10/1/21	20,000	20,050

		934,594

Electric Utilities–1.62%
#•AES Gener 144A 8.375% 12/18/73	200,000	220,020
Ameren Illinois 3.25% 3/1/25	40,000	41,775
#American Transmission Systems 144A 5.25% 1/15/22	75,000	86,293
Berkshire Hathaway Energy
3.75% 11/15/23	145,000	154,848
4.50% 2/1/45	25,000	27,331
Cleveland Electric Illuminating 5.50% 8/15/24	35,000	42,221
ComEd Financing III 6.35% 3/15/33	50,000	51,643
Dominion Gas Holdings 3.60% 12/15/24	55,000	57,783
DTE Energy 2.40% 12/1/19	40,000	40,695
#•Electricite de France 144A 5.25% 12/29/49	100,000	104,600
Entergy Louisiana 4.05% 9/1/23	90,000	98,977
Great Plains Energy 4.85% 6/1/21	45,000	50,395
Indiana Michigan Power 3.20% 3/15/23	55,000	56,579
IPALCO Enterprises 5.00% 5/1/18	35,000	37,275
ITC Holdings 3.65% 6/15/24	60,000	62,307
LG&E & KU Energy
3.75% 11/15/20	70,000	74,173
4.375% 10/1/21	130,000	143,688
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	36,637
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	55,704
3.625% 6/15/23	25,000	26,211

LVIP Delaware Foundation® Moderate Allocation Fund–16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
NV Energy 6.25% 11/15/20	85,000	$101,003
Pennsylvania Electric 5.20% 4/1/20	75,000	83,120
Public Service of New Hampshire 3.50% 11/1/23	30,000	31,980
Public Service of Oklahoma 5.15% 12/1/19	60,000	67,815
#Trans-Allegheny Interstate Line 144A 3.85% 6/1/25	25,000	26,168

		1,779,241

Electronic Equipment, Instruments & Components–0.16%
CDW 5.00% 9/1/23	10,000	10,175
Thermo Fisher Scientific
2.40% 2/1/19	50,000	50,748
4.15% 2/1/24	110,000	118,988

		179,911

Energy Equipment & Services–0.04%
Bristow Group 6.25% 10/15/22	40,000	38,200
Exterran Partners 6.00% 4/1/21	10,000	9,250

		47,450

Food & Staples Retailing–0.05%
Walgreens Boots Alliance 3.80% 11/18/24	50,000	51,799

		51,799

Food Products–0.16%
Campbell Soup 3.30% 3/19/25	55,000	56,036
Smithfield Foods 6.625% 8/15/22	20,000	21,475
Smucker (J.M.)
#144A 3.00% 3/15/22	15,000	15,249
#144A 3.50% 3/15/25	60,000	61,810
#144A 4.25% 3/15/35	20,000	20,785

		175,355

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	25,000	26,937

		26,937

Health Care Equipment & Supplies–0.56%
Becton Dickinson 3.734% 12/15/24	45,000	47,191
Boston Scientific
2.65% 10/1/18	15,000	15,178
6.00% 1/15/20	65,000	74,895
CareFusion 6.375% 8/1/19	70,000	81,918
Kinetic Concepts 10.50% 11/1/18	30,000	32,550
Medtronic
#144A 3.15% 3/15/22	60,000	62,360

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Medtronic (continued)
#144A 3.50% 3/15/25	65,000	$68,036
Zimmer Holdings
3.15% 4/1/22	15,000	15,195
3.375% 11/30/21	70,000	72,039
3.55% 4/1/25	55,000	56,210
4.625% 11/30/19	80,000	88,194

		613,766

Health Care Providers & Services–0.34%
Community Health Systems 6.875% 2/1/22	40,000	42,950
DaVita Healthcare Partners 5.125% 7/15/24	45,000	45,984
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	22,100
HCA 5.375% 2/1/25	105,000	110,644
HealthSouth
5.125% 3/15/23	10,000	10,225
5.75% 11/1/24	10,000	10,450
Highmark
#144A 4.75% 5/15/21	40,000	42,128
#144A 6.125% 5/15/41	15,000	16,109
#Milacron 144A 7.75% 2/15/21	20,000	20,800
Tenet Healthcare 6.00% 10/1/20	53,000	56,313

		377,703

Hotels, Restaurants & Leisure–0.51%
#Caesars Growth Properties
Holdings 144A 9.375% 5/1/22	25,000	19,313
International Game Technology 5.35% 10/15/23	65,000	66,048
#Landry’s 144A 9.375% 5/1/20	45,000	48,487
Marriott International 3.375% 10/15/20	40,000	41,941
MGM Resorts International 6.00% 3/15/23	80,000	82,600
#PF Chang’s China Bistro 144A 10.25% 6/30/20	10,000	10,400
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	35,000	35,992
4.50% 10/1/34	10,000	10,439
Wyndham Worldwide
4.25% 3/1/22	30,000	31,354
5.625% 3/1/21	45,000	50,877
Wynn Las Vegas
5.375% 3/15/22	10,000	10,400
#144A 5.50% 3/1/25	150,000	152,625

		560,476

LVIP Delaware Foundation® Moderate Allocation Fund–17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Household Durables–0.04%
Spectrum Brands 6.625% 11/15/22	40,000	$43,000

		43,000

Independent Power Producers & Energy Traders–0.19%
AES
5.50% 3/15/24	45,000	45,113
5.50% 4/15/25	45,000	44,550
Calpine 5.375% 1/15/23	20,000	20,100
Dynegy Finance I/II
#144A 6.75% 11/1/19	10,000	10,363
#144A 7.375% 11/1/22	15,000	15,825
#144A 7.625% 11/1/24	65,000	68,331

		204,282

Industrial Conglomerates–0.03%
#Gates Global 144A 6.00% 7/15/22	40,000	37,950

		37,950

Insurance–0.78%
American International Group
3.875% 1/15/35	45,000	45,381
•8.175% 5/15/58	95,000	135,190
Berkshire Hathaway Finance 2.90% 10/15/20	50,000	52,875
•Chubb 6.375% 3/29/67	50,000	53,250
#HUB International 144A 7.875% 10/1/21	35,000	35,963
Liberty Mutual Group
#144A 4.25% 6/15/23	40,000	42,679
#144A 4.95% 5/1/22	15,000	16,595
MetLife
6.40% 12/15/36	50,000	59,500
6.817% 8/15/18	130,000	151,627
Prudential Financial
4.50% 11/15/20	20,000	22,284
•5.875% 9/15/42	40,000	43,650
TIAA Asset Management Finance
#144A 2.95% 11/1/19	35,000	35,909
#144A 4.125% 11/1/24	75,000	79,319
#USI 144A 7.75% 1/15/21	5,000	5,150
•Voya Financial 5.65% 5/15/53	30,000	31,500
XLIT
4.45% 3/31/25	20,000	20,170
•6.50% 12/29/49	30,000	26,625

		857,667

Internet & Catalog Retail–0.15%
#Netflix 144A 5.875% 2/15/25	80,000	82,500
Priceline Group 3.65% 3/15/25	80,000	81,579

		164,079

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.24%
Baidu 3.25% 8/6/18	200,000	$207,505
Equinix
4.875% 4/1/20	12,000	12,450
5.375% 4/1/23	43,000	44,849

		264,804

IT Services–0.15%
First Data
11.25% 1/15/21	43,000	49,020
11.75% 8/15/21	17,000	19,741
Xerox 6.35% 5/15/18	85,000	96,063

		164,824

Machinery–0.27%
Crane
2.75% 12/15/18	10,000	10,261
4.45% 12/15/23	55,000	58,962
Ingersoll-Rand Global Holding 4.25% 6/15/23	140,000	149,740
LSB Industries 7.75% 8/1/19	10,000	10,475
Meritor 6.75% 6/15/21	15,000	15,600
Parker Hannifin 3.30% 11/21/24	5,000	5,256
Trinity Industries 4.55% 10/1/24	45,000	45,325

		295,619

Media–1.47%
CC Holdings GS V 3.849% 4/15/23	15,000	15,212
CCO Holdings 5.25% 9/30/22	15,000	15,394
CCOH Safari 5.75% 12/1/24	95,000	98,087
#Columbus International 144A 7.375% 3/30/21	200,000	211,000
Comcast 3.375% 2/15/25	145,000	151,827
#Cox Communications 144A 3.85% 2/1/25	65,000	67,077
#CSC Holdings 144A 5.25% 6/1/24	100,000	102,250
DISH DBS 5.00% 3/15/23	55,000	53,614
Gray Television 7.50% 10/1/20	65,000	68,737
Historic TW 6.875% 6/15/18	160,000	186,215
Interpublic Group 2.25% 11/15/17	25,000	25,217
Lamar Media 5.00% 5/1/23	25,000	25,687
#MDC Partners 144A 6.75% 4/1/20	25,000	26,437
#Nielsen Finance 144A 5.00% 4/15/22	30,000	30,300
#SES GLOBAL Americas Holdings 144A 5.30% 3/25/44	80,000	90,116
Sinclair Television Group
5.375% 4/1/21	20,000	20,600
#144A 5.625% 8/1/24	25,000	25,563

LVIP Delaware Foundation® Moderate Allocation Fund–18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Sirius XM Radio
#144A 5.375% 4/15/25	30,000	$30,225
#144A 6.00% 7/15/24	55,000	57,888
Time Warner Cable 8.25% 4/1/19	100,000	122,421
#Univision Communications 144A 5.125% 5/15/23	20,000	20,400
Viacom 4.85% 12/15/34	105,000	108,814
WPP Finance 2010 5.625% 11/15/43	50,000	59,148

		1,612,229

Metals & Mining–0.31%
ArcelorMittal 10.60% 6/1/19	65,000	79,747
FMG Resources August 2006
#144A 6.875% 4/1/22	73,000	54,203
#144A 8.25% 11/1/19	8,000	6,910
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	107,250
#Lundin Mining 144A 7.50% 11/1/20	22,000	22,880
Novelis 8.75% 12/15/20	30,000	32,287
Ryerson
9.00% 10/15/17	15,000	15,187
11.25% 10/15/18	3,000	3,060
Yamana Gold 4.95% 7/15/24	25,000	24,625

		346,149

Multiline Retail–0.02%
Target 2.30% 6/26/19	20,000	20,506

		20,506

Multi-Utilities–0.43%
Ameren Illinois 9.75% 11/15/18	170,000	216,011
American Water Capital 3.40% 3/1/25	40,000	41,488
•Integrys Energy Group 6.11% 12/1/66	60,000	58,823
NiSource Finance 6.125% 3/1/22	40,000	48,108
SCANA 4.125% 2/1/22	55,000	57,909
•Wisconsin Energy 6.25% 5/15/67	50,000	50,123

		472,462

Oil, Gas & Consumable Fuels–2.48%
Anadarko Petroleum 4.50% 7/15/44	10,000	10,272
California Resources
#144A 5.50% 9/15/21	20,000	17,844
#144A 6.00% 11/15/24	25,000	22,063
Chaparral Energy 7.625% 11/15/22	5,000	3,400

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy
4.875% 4/15/22	55,000	$51,837
5.75% 3/15/23	40,000	39,200
Chevron
1.961% 3/3/20	40,000	40,284
2.411% 3/3/22	25,000	25,070
Cimarex Energy 4.375% 6/1/24	25,000	24,937
ConocoPhillips 4.30% 11/15/44	20,000	21,282
Continental Resources 4.50% 4/15/23	100,000	97,214
•Enbridge Energy Partners 8.05% 10/1/37	95,000	102,363
Energy Transfer Partners
4.05% 3/15/25	55,000	55,576
4.90% 3/15/35	20,000	19,928
5.15% 3/15/45	25,000	25,252
9.70% 3/15/19	48,000	60,386
EnLink Midstream Partners 5.05% 4/1/45	40,000	40,846
•Enterprise Products Operating 7.034% 1/15/68	110,000	118,999
EOG Resources 3.15% 4/1/25	35,000	35,740
Exxon Mobil
2.397% 3/6/22	25,000	25,220
2.709% 3/6/25	85,000	85,975
Freeport-McMoran Oil & Gas 6.50% 11/15/20	23,000	24,466
#Kinder Morgan 144A 5.00% 2/15/21	25,000	26,754
Kinder Morgan Energy Partners 9.00% 2/1/19	95,000	115,815
Laredo Petroleum 7.375% 5/1/22	40,000	41,450
MarkWest Energy Partners 4.875% 12/1/24	85,000	87,329
Murphy Oil USA 6.00% 8/15/23	50,000	53,875
Newfield Exploration
5.375% 1/1/26	50,000	50,600
5.625% 7/1/24	40,000	41,800
Noble Energy
3.90% 11/15/24	15,000	15,290
5.05% 11/15/44	35,000	36,869
Noble Holding International 4.00% 3/16/18	10,000	10,062
Northern Oil and Gas 8.00% 6/1/20	15,000	13,387
Oasis Petroleum 6.875% 3/15/22	45,000	44,100
ONEOK Partners 3.80% 3/15/20	20,000	20,415
PDC Energy 7.75% 10/15/22	10,000	10,550
Petrobras Global Finance
3.00% 1/15/19	46,000	39,828
4.875% 3/17/20	70,000	63,035

LVIP Delaware Foundation® Moderate Allocation Fund–19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos
6.00% 3/5/20	100,000	$114,550
6.50% 6/2/41	20,000	22,750
Plains All American Pipeline 8.75% 5/1/19	95,000	118,515
Pride International 6.875% 8/15/20	125,000	142,515
Regency Energy Partners 5.50% 4/15/23	40,000	41,500
Sunoco Logistics Partners Operations 3.45% 1/15/23	95,000	93,630
Talisman Energy
3.75% 2/1/21	40,000	39,409
5.50% 5/15/42	60,000	59,634
•TransCanada PipeLines 6.35% 5/15/67	115,000	111,838
Valero Energy
3.65% 3/15/25	35,000	35,868
4.90% 3/15/45	25,000	25,949
Williams 4.55% 6/24/24	35,000	33,961
Williams Partners
4.00% 9/15/25	15,000	14,743
7.25% 2/1/17	85,000	93,421
#Woodside Finance 144A 8.75% 3/1/19	85,000	104,501
YPF
#144A 8.75% 4/4/24	25,000	25,640
#144A 8.875% 12/19/18	25,000	25,774

		2,723,511

Paper & Forest Products–0.19%
Fibria Overseas Finance 5.25% 5/12/24	25,000	24,875
Georgia-Pacific
#144A 3.60% 3/1/25	15,000	15,408
8.00% 1/15/24	110,000	146,188
Masco 4.45% 4/1/25	25,000	25,875

		212,346

Pharmaceuticals–0.51%
Actavis Funding
3.45% 3/15/22	35,000	35,904
3.80% 3/15/25	55,000	56,877
4.55% 3/15/35	5,000	5,229
AmerisourceBergen 3.25% 3/1/25	30,000	30,462
EMD Finance
#144A 2.95% 3/19/22	25,000	25,332
#144A 3.25% 3/19/25	55,000	55,760
Express Scripts Holding
2.25% 6/15/19	35,000	35,193
3.50% 6/15/24	45,000	46,417

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Lilly (Eli) 2.75% 6/1/25	30,000	$30,171
Merck
2.35% 2/10/22	35,000	35,064
2.75% 2/10/25	90,000	90,043
Omnicare 5.00% 12/1/24	25,000	26,250
Par Pharmaceutical 7.375% 10/15/20	40,000	42,400
#VRX Escrow 144A 5.875% 5/15/23	40,000	41,100

		556,202

Real Estate Investment Trusts–0.84%
Alexandria Real Estate Equities
4.50% 7/30/29	25,000	26,461
4.60% 4/1/22	80,000	84,659
American Tower Trust I
#144A 1.551% 3/15/43	20,000	19,975
#144A 3.07% 3/15/23	50,000	50,385
AvalonBay Communities 3.50% 11/15/24	30,000	30,884
CBL & Associates
4.60% 10/15/24	45,000	45,838
5.25% 12/1/23	10,000	10,723
Corporate Office Properties
3.60% 5/15/23	35,000	34,028
5.25% 2/15/24	45,000	49,048
DDR
3.625% 2/1/25	40,000	40,001
7.50% 4/1/17	20,000	22,245
7.875% 9/1/20	70,000	87,341
Education Realty Operating Partnership 4.60% 12/1/24	40,000	41,660
Excel Trust 4.625% 5/15/24	25,000	26,281
GEO Group
5.125% 4/1/23	30,000	30,750
5.875% 10/15/24	25,000	26,125
Hospitality Properties Trust 4.50% 3/15/25	40,000	41,007
Host Hotels & Resorts
3.75% 10/15/23	60,000	60,923
4.75% 3/1/23	80,000	86,361
#Omega Healthcare Investors 144A 4.50% 4/1/27	40,000	39,492
Regency Centers 5.875% 6/15/17	15,000	16,406
Weyerhaeuser 4.625% 9/15/23	50,000	55,062

		925,655

Real Estate Management & Development–0.03%
Carey (W.P.) 4.60% 4/1/24	35,000	36,264

		36,264

LVIP Delaware Foundation® Moderate Allocation Fund–20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail–0.10%
Burlington Northern Santa Fe 3.40% 9/1/24	85,000	$88,889
Norfolk Southern 3.85% 1/15/24	15,000	16,218

		105,107

Semiconductors & Semiconductor Equipment–0.13%
#Micron Technology 144A 5.25% 8/1/23	135,000	137,700

		137,700

Software–0.15%
#Activision Blizzard 144A 6.125% 9/15/23	40,000	43,700
Microsoft
2.70% 2/12/25	25,000	25,128
3.50% 2/12/35	25,000	24,987
3.75% 2/12/45	45,000	45,292
Oracle 4.30% 7/8/34	20,000	21,744

		160,851

Specialty Retail–0.33%
Bed Bath & Beyond 4.915% 8/1/34	45,000	48,342
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	35,000	30,800
QVC
4.375% 3/15/23	85,000	86,747
5.45% 8/15/34	50,000	49,740
Sally Holdings 5.75% 6/1/22	20,000	21,375
Signet UK Finance 4.70% 6/15/24	125,000	128,544

		365,548

Textiles, Apparel & Luxury Goods–0.04%
#INVISTA Finance 144A 4.25% 10/15/19	45,000	44,944

		44,944

Transportation Infrastructure–0.02%
#AP Moeller - Maersk 144A 2.55% 9/22/19	25,000	25,437

		25,437

Wireless Telecommunication Services–0.35%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	209,199
Sprint
7.125% 6/15/24	60,000	58,800
7.875% 9/15/23	35,000	35,875
T-Mobile USA
6.125% 1/15/22	70,000	72,450

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA (continued)
6.836% 4/28/23	10,000	$10,563

		386,887

Total Corporate Bonds (Cost $20,364,997)		20,882,060

MUNICIPAL BONDS–0.44%
City of Atlanta, Georgia Water & Wastewater Revenue 5.00% 11/1/40	25,000	28,827
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	15,455
5.75% 6/1/47	20,000	16,928
Golden State, California Tobacco Securitization Asset-Back Series A
5.00% 6/1/40	75,000	85,294
5.00% 6/1/45	25,000	28,317
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	20,000	21,270
New York City, New York Series I 5.00% 8/1/22	15,000	18,061
New York City, New York Water & Sewer System Series EE 5.00% 6/15/45	35,000	40,135
New York State Thruway Authority Series A 5.00% 5/1/19	20,000	22,813
Oregon State Taxable Pension 5.892% 6/1/27	35,000	43,892
State of California 5.00% 3/1/45	40,000	46,252
State of Maryland Local Facilities Series A 5.00% 8/1/21	20,000	24,232
State of Texas Transportation Commission Series A 5.00% 10/1/44	60,000	70,058
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	15,000	18,378

Total Municipal Bonds (Cost $462,603)		479,912

NON-AGENCY ASSET-BACKED SECURITIES–0.88%
•American Express Credit Account Master Trust Series 2012-3 B 0.675% 3/15/18	100,000	99,993
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,989

LVIP Delaware Foundation® Moderate Allocation Fund–21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
BA Credit Card Trust
•Series 2014-A2 A 0.445% 9/16/19	30,000	$30,006
•Series 2014-A3 A 0.462% 1/15/20	35,000	34,985
#Cabela’s Credit Card Master Note Trust Series 2012-2A A1 144A 1.45% 6/15/20	100,000	100,479
Chase Issuance Trust
•Series 2014-A5 A5 0.545% 4/15/21	100,000	100,000
•Series 2014-A8 A 0.425% 11/15/18	35,000	35,009
Ford Credit Floorplan Master Owner Trust A Series 2013-3 B 1.14% 6/15/17	20,000	20,028
•GE Dealer Floorplan Master Note Trust Series 2014-2 A 0.626% 10/20/19	50,000	49,976
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	49,500	49,624
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	414	413
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,219	11,912
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	99,601
Synchrony Credit Card Master Note Trust Series 2014-1 A 1.61% 11/15/20	100,000	100,291
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.575% 10/15/15	140,000	140,050

Total Non-Agency Asset-Backed Securities (Cost $972,246)		972,356

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.20%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	10,000	9,845
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	7,717	7,951
Series 2005-6 7A1 5.50% 7/25/20	1,395	1,403
•ChaseFlex Trust Series 2006-1 A4 4.925% 6/25/36	100,000	86,575

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		25,779	$25,824
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 7.75% 9/19/27		7,610	7,966
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36		29,052	29,333
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33		3,050	3,036
#•Springleaf Mortgage Loan Trust Series 2012-1A A 2.667% 9/25/57		29,716	30,099
tStructured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		14,157	14,449

Total Non-Agency Collateralized Mortgage Obligations (Cost $180,891)			216,481

ΔREGIONAL BONDS–0.09%
Australia–0.03%
New South Wales Treasury 4.00% 5/20/26	AUD	21,000	17,937
Queensland Treasury #144A 4.75% 7/21/25	AUD	13,000	11,561

			29,498

Canada–0.06%
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	9,805
Province of Quebec Canada 6.00% 10/1/29	CAD	50,000	56,274

			66,079

Total Regional Bonds (Cost $99,283)			95,577

«SENIOR SECURED LOANS–4.49%
Activision Blizzard Tranche B 1st Lien 3.25% 10/11/20		63,538	63,895
Aramark Tranche E 3.25% 9/7/19		58,200	58,412
Azure Midstream Tranche B 7.50% 11/15/18		22,271	21,241
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		327,871	328,561
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		44,663	39,778

LVIP Delaware Foundation® Moderate Allocation Fund–22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Calpine Construction Finance Tranche B 3.00% 5/3/20	98,052	$96,918
Charter Communications Tranche B 1st Lien 4.25% 9/12/21	165,000	166,605
Community Health Systems Tranche D 4.25% 1/27/21	191,856	193,022
Community Health Systems Tranche F 1st Lien 3.428% 12/31/18	21,608	21,641
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	150,000	151,760
Drillships Financing Holding Tranche B1 6.00% 3/31/21	39,400	30,233
Emdeon 1st Lien 3.75% 11/2/18	62,790	62,979
Energy Transfer Equity 1st Lien 3.25% 12/2/19	220,000	216,889
FCA US Tranche B 1st Lien 3.50% 5/24/17	4,898	4,906
First Data Tranche B 1st Lien 4.174% 3/24/21	217,237	218,210
Gardner Denver 1st Lien 4.25% 7/30/20	174,557	165,955
HCA Tranche B4 3.025% 5/1/18	88,650	88,798
HCA Tranche B5 1st Lien 2.928% 3/31/17	96,530	96,681
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	200,467	200,968
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	194,513	195,444
iHeartCommunications Tranche D 6.928% 1/30/19	115,000	109,577
Immucor Tranche B2 5.00% 8/19/18	38,856	39,069
Infor US Tranche B5 1st Lien 3.75% 6/3/20	150,497	149,345
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	110,553	110,263
JLL/Delta Dutch Newco 1st Lien 4.25% 3/11/21	173,688	173,212
KIK Custom Products 1st Lien 5.50% 4/29/19	123,432	123,556
Landry’s Tranche B 4.00% 4/24/18	30,173	30,289
Level 3 Financing Tranche B 4.00% 1/15/20	60,000	60,213
MPH Acquisition Tranche B 3.75% 3/31/21	212,258	211,898
Neiman Marcus Tranche 1st Lien 4.25% 10/25/20	65,000	64,878
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	39,601	38,710

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Novelis Tranche B 3.75% 3/10/17		37,129	$37,148
Numericable 4.50% 5/21/20		80,222	80,542
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20		69,403	69,680
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19		20,425	20,476
Panda Liberty Tranche B 7.50% 8/21/20		5,000	5,038
Republic of Angola (Unsecured) 6.594% 12/16/23		72,000	71,280
Salix Pharmaceuticals Tranche B 5.50% 1/2/20		148,026	148,271
Scientific Games International 6.00% 10/18/20		59,250	59,517
Sprouts Farmers 4.00% 4/23/20		43,168	43,344
Univision Communications Tranche C4 4.00% 3/1/20		193,015	192,929
USI Insurance Services Tranche B 1st Lien 4.25% 12/27/19		39,105	39,219
Valeant Pharmaceuticals International Tranche BE 3.50% 8/5/20		222,772	223,148
Wide Open West Finance 4.75% 4/1/19		225,400	225,929
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		181,749	182,266

Total Senior Secured Loans (Cost $4,916,701)			4,932,693

ΔSOVEREIGN BONDS–1.56%
Australia–0.00%
Australia Government Bond 3.75% 4/21/37	AUD	4,000	3,517

			3,517

Brazil–0.01%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	47,000	13,997

			13,997

Canada–0.01%
Canadian Government Bond 2.75% 12/1/48	CAD	11,000	10,332

			10,332

Chile–0.08%
Chile Government International Bond 5.50% 8/5/20	CLP	50,000,000	85,512

			85,512

LVIP Delaware Foundation® Moderate Allocation Fund–23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Colombia–0.23%
Colombia Government International Bonds
4.375% 3/21/23	COP	75,000,000	$26,382
5.00% 6/15/45		200,000	206,500
9.85% 6/28/27	COP	33,000,000	16,484

			249,366

Dominican Republic–0.10%
#Dominican Republic International Bond 144A 6.85% 1/27/45		100,000	105,500

			105,500

Indonesia–0.06%
Indonesia Treasury Bond 8.375% 3/15/24	IDR	791,000,000	64,445

			64,445

Italy–0.32%
Italy Buoni Poliennali Del Tesoro
1.35% 4/15/22	EUR	134,000	148,236
2.50% 12/1/24	EUR	167,000	200,184

			348,420

Ivory Coast–0.18%
#Ivory Coast Government International Bond 144A 6.375% 3/3/28		200,000	201,000

			201,000

Kazakhstan–0.17%
#Kazakhstan Government International Bond 144A 3.875% 10/14/24		200,000	185,780

			185,780

Mexico–0.08%
Mexican Bonos 7.50% 6/3/27	MXN	1,169,000	85,260

			85,260

Norway–0.03%
Kommunalbanken 5.00% 3/28/19	NZD	22,000	17,133
Norway Government Bonds
2.00% 5/24/23	NOK	33,000	4,301
3.00% 3/14/24	NOK	57,000	8,031

			29,465

Peru–0.03%
#Peruvian Government International Bond 144A 6.95% 8/12/31	PEN	100,000	33,277

			33,277

Poland–0.01%
Poland Government Bond 3.25% 7/25/25	PLN	47,000	13,488

			13,488

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Portugal–0.00%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,000	$4,429

			4,429

Republic of Korea–0.05%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	67,749,704	58,997

			58,997

South Africa–0.07%
South Africa Government Bond 8.00% 1/31/30	ZAR	993,000	80,831

			80,831

Sweden–0.02%
Sweden Government Bond 1.50% 11/13/23	SEK	140,000	17,899

			17,899

United Kingdom–0.09%
United Kingdom Gilt 3.50% 1/22/45	GBP	18,700	34,751
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	40,035	65,939

			100,690

Uruguay–0.02%
Uruguay Government International Bond 5.10% 6/18/50		21,000	21,893

			21,893

Total Sovereign Bonds (Cost $1,742,478)			1,714,098

SUPRANATIONAL BANKS–0.15%
European Bank for Reconstruction & Development
6.00% 3/3/16	INR	2,000,000	31,949
7.375% 4/15/19	IDR	240,000,000	18,259
Inter-American Development Bank
6.00% 9/5/17	INR	2,600,000	41,550
7.25% 7/17/17	IDR	370,000,000	27,867
International Bank for Reconstruction & Development
•2.465% 9/24/18	AUD	17,000	12,960
4.625% 10/6/21	NZD	40,000	31,275

Total Supranational Banks (Cost $173,668)			163,860

LVIP Delaware Foundation® Moderate Allocation Fund–24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS–1.84%
U.S. Treasury Bonds
2.50% 2/15/45	755,000	$748,158
5.25% 2/15/29	175,000	239,436
U.S. Treasury Notes
1.375% 2/29/20	50,000	50,016
1.375% 3/31/20	25,000	25,006
2.00% 2/15/25	945,000	951,054
2.25% 11/15/24	10,000	10,281

Total U.S. Treasury Obligations (Cost $1,997,430)		2,023,951

	Number of Shares

MONEY MARKET FUND–0.08%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	86,126	86,126

Total Money Market Fund (Cost $86,126)		86,126

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–3.37%
≠Discounted Commercial Paper–3.37%
Abbey National North America 0.06% 4/1/15	3,700,000	$3,700,000

Total Short-Term Investment (Cost $3,700,000)		3,700,000

TOTAL VALUE OF SECURITIES–104.42% (Cost $95,164,567)	114,784,164
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(4.42%)	(4,855,220)

NET ASSETS APPLICABLE TO 6,858,394 SHARES OUTSTANDING–100.00%	$109,928,944

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $8,572,473, which represents 7.80% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

«	Includes $23,973 cash pledged as collateral for futures contracts as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $1,255,506, which represents 1.14% of the Fund’s net assets.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $53,591, which represents 0.05% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

LVIP Delaware Foundation® Moderate Allocation Fund–25

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2015.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(99,675)	USD	78,023	4/30/15	$2,249
BAML	CAD	(121,777)	USD	97,245	4/30/15	1,139
BAML	EUR	874	USD	(955)	4/30/15	(14)
BAML	NZD	(136,603)	USD	104,007	4/30/15	2,185
BNP	AUD	(27,602)	USD	21,614	4/30/15	631
BNP	NOK	(464,918)	USD	58,810	4/30/15	1,142
BNYM	EUR	(14,612)	USD	15,675	4/1/15	(40)
BNYM	KRW	(1,163,916)	USD	1,051	4/1/15	1
HSBC	GBP	(23,337)	USD	34,766	4/30/15	156
JPMC	COP	(100,741,818)	USD	38,983	4/30/15	383
JPMC	KRW	(65,187,280)	USD	58,870	4/30/15	147
JPMC	PLN	(26,137)	USD	7,000	4/30/15	112
TD	EUR	(172,539)	USD	187,186	4/30/15	1,552
TD	JPY	(1,839,899)	USD	15,381	4/30/15	36

						$9,679

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(4)	E-mini MSCI EAFE Index	$(361,968)	$(365,980)	6/22/15	$(4,012)
(7)	E-mini MSCI Emerging Markets Index	(328,244)	(340,340)	6/22/15	(12,096)
(3)	E-mini S&P 500 Index	(308,458)	(309,120)	6/22/15	(662)
(7)	U.S. Treasury 10 yr Notes	(898,167)	(902,344)	6/22/15	(4,177)
18	U.S. Treasury 5 yr Notes	2,161,390	2,163,797	7/1/15	2,407
3	U.S. Treasury Ultra Bonds	503,540	509,625	6/22/15	6,085

		$768,093			$(12,455)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CLP–Chilean Peso

COP–Colombian Peso

CVA–Dutch Certificate

DB–Deutsche Bank

EAFE–Europe Australasia Far East

LVIP Delaware Foundation® Moderate Allocation Fund–26

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

ETF–Exchange-Traded Fund

EUR–Euro

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GE–General Electric

GNMA–Government National Mortgage Association

GS–Goldman Sachs

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LB–Lehman Brothers

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PEN–Peruvian Nuevo Sol

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

UBS–Union Bank of Switzerland

USD–U.S. Dollar

yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$1,106,488	$—	$—	$1,106,488
Air Freight & Logistics	153,266	—	—	153,266
Auto Components	444,923	—	—	444,923
Automobiles	75,858	—	—	75,858
Banks	1,393,712	—	—	1,393,712
Beverages	145,677	—	—	145,677
Biotechnology	1,477,669	—	—	1,477,669
Building Products	125,888	—	—	125,888
Capital Markets	793,988	—	—	793,988
Chemicals	713,204	—	—	713,204
Commercial Services & Supplies	547,304	—	—	547,304
Communications Equipment	1,164,906	—	—	1,164,906
Construction & Engineering	96,878	—	—	96,878
Consumer Finance	74,879	—	—	74,879
Containers & Packaging	70,815	—	—	70,815
Diversified Financial Services	334,276	—	—	334,276
Diversified Telecommunication Services	846,483	—	—	846,483
Electric Utilities	449,020	—	—	449,020
Electrical Equipment	52,314	—	—	52,314

LVIP Delaware Foundation® Moderate Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Electronic Equipment, Instruments & Components	$150,249	$—	$—	$150,249
Energy Equipment & Services	434,246	—	—	434,246
Food & Staples Retailing	1,024,672	—	—	1,024,672
Food Products	1,244,506	—	—	1,244,506
Gas Utilities	17,912	—	—	17,912
Health Care Equipment & Supplies	701,372	—	—	701,372
Health Care Providers & Services	1,005,791	—	—	1,005,791
Hotels, Restaurants & Leisure	539,121	—	—	539,121
Household Products	178,672	—	—	178,672
Industrial Conglomerates	132,485	—	—	132,485
Insurance	1,133,138	—	—	1,133,138
Internet & Catalog Retail	1,006,422	—	—	1,006,422
Internet Software & Services	1,991,275	—	—	1,991,275
IT Services	1,604,913	—	—	1,604,913
Life Sciences Tools & Services	108,815	—	—	108,815
Machinery	435,244	—	—	435,244
Media	535,665	—	—	535,665
Metals & Mining	97,566	—	—	97,566
Multiline Retail	158,123	—	—	158,123
Multi-Utilities	146,188	—	—	146,188
Oil, Gas & Consumable Fuels	2,522,498	—	—	2,522,498
Paper & Forest Products	128,432	—	—	128,432
Pharmaceuticals	2,585,089	—	—	2,585,089
Professional Services	199,423	—	—	199,423
Real Estate Investment Trusts	3,566,471	—	—	3,566,471
Road & Rail	208,755	—	—	208,755
Semiconductors & Semiconductor Equipment	1,026,841	—	—	1,026,841
Software	1,851,596	—	—	1,851,596
Specialty Retail	1,102,120	—	—	1,102,120
Technology Hardware, Storage & Peripherals	299,309	—	—	299,309
Textiles, Apparel & Luxury Goods	452,351	—	—	452,351
Trading Companies & Distributors	58,489	—	—	58,489
Developed Markets
Aerospace & Defense	—	188,757	—	188,757
Air Freight & Logistics	—	333,388	—	333,388
Airlines	122,895	—	—	122,895
Auto Components	—	291,199	—	291,199
Automobiles	—	460,628	—	460,628
Banks	—	1,740,538	—	1,740,538
Beverages	—	453,938	—	453,938
Construction & Engineering	—	292,351	—	292,351
Containers & Packaging	—	277,198	—	277,198
Diversified Telecommunication Services	—	362,548	—	362,548
Energy Equipment & Services	—	140,284	—	140,284
Food & Staples Retailing	—	248,136	—	248,136
Food Products	—	347,096	—	347,096
Household Durables	—	214,084	—	214,084
Industrial Conglomerates	—	283,582	—	283,582
Insurance	—	427,175	—	427,175
IT Services	409,903	323,941	—	733,844
Life Sciences Tools & Services	75,820	—	—	75,820
Media	—	119,152	—	119,152
Metals & Mining	130,636	202,879	—	333,515
Multi-Utilities	—	130,150	—	130,150
Oil, Gas & Consumable Fuels	184,078	178,283	—	362,361
Pharmaceuticals	1,266,512	1,068,932	—	2,335,444
Road & Rail	—	277,698	—	277,698

LVIP Delaware Foundation® Moderate Allocation Fund–28

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Software	$—	$130,456	$—	$130,456
Specialty Retail	—	429,106	—	429,106
Textiles, Apparel & Luxury Goods	—	463,710	—	463,710
Tobacco	—	278,164	—	278,164
Trading Companies & Distributors	—	401,914	—	401,914
Wireless Telecommunication Services	—	238,631	—	238,631
Emerging Markets
Airlines	40,095	—	—	40,095
Automobiles	—	120,038	—	120,038
Banks	469,203	721,648	—	1,190,851
Beverages	157,872	240,576	—	398,448
Building Products	—	182,428	—	182,428
Chemicals	80,659	—	—	80,659
Construction & Engineering	19,886	—	—	19,886
Construction Materials	127,090	163,622	—	290,712
Diversified Financial Services	—	119,384	—	119,384
Diversified Telecommunication Services	106,616	—	—	106,616
Electronic Equipment, Instruments & Components	72,981	181,535	—	254,516
Food & Staples Retailing	121,367	—	—	121,367
Food Products	277,214	148,237	—	425,451
Hotels, Restaurants & Leisure	40,426	—	—	40,426
Household Durables	—	43,961	—	43,961
Insurance	—	84,101	—	84,101
Internet Software & Services	874,144	—	—	874,144
IT Services	52,653	—	—	52,653
Media	191,458	—	—	191,458
Metals & Mining	58,919	36,317	—	95,236
Multiline Retail	—	136,492	—	136,492
Oil, Gas & Consumable Fuels	749,305	277,768	—	1,027,073
Paper & Forest Products	109,239	32,516	—	141,755
Personal Products	95,710	—	—	95,710
Real Estate Management & Development	—	47,003	—	47,003
Road & Rail	11,649	—	—	11,649
Semiconductors & Semiconductor Equipment	93,920	306,297	—	400,217
Technology Hardware, Storage & Peripherals	—	589,002	—	589,002
Wireless Telecommunication Services	1,008,909	390,356	—	1,399,265
Convertible Preferred Stock	135,365	67,369	—	202,734
Exchange-Traded Funds	9,449,212	—	—	9,449,212
Preferred Stock	143,737	245,890	—	389,627
Agency Asset-Backed Security	—	280	—	280
Agency Collateralized Mortgage Obligations	—	417,061	—	417,061
Agency Mortgage-Backed Securities	—	8,436,488	—	8,436,488
Commercial Mortgage-Backed Securities	—	2,254,256	—	2,254,256
Convertible Bonds	—	577,737	—	577,737
Corporate Bonds	—	20,882,060	—	20,882,060
Municipal Bonds	—	479,912	—	479,912
Non-Agency Asset-Backed Securities	—	972,356	—	972,356
Non-Agency Collateralized Mortgage Obligations	—	216,481	—	216,481
Regional Bonds	—	95,577	—	95,577
Senior Secured Loans	—	4,861,413	71,280	4,932,693
Sovereign Bonds	—	1,714,098	—	1,714,098
Supranational Banks	—	163,860	—	163,860
U.S. Treasury Obligations	—	2,023,951	—	2,023,951
Money Market Fund	86,126	—	—	86,126
Short-Term Investments	—	3,700,000	—	3,700,000

Total	$53,478,896	$61,233,988	$71,280	$114,784,164

LVIP Delaware Foundation® Moderate Allocation Fund–29

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$—	$9,679	$—	$9,679

Futures Contracts	$(12,455)	$—	$—	$(12,455)

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the Fund’s common stock investments was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Foundation® Moderate Allocation Fund–30

LVIP Delaware Growth and Income Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–99.14%
Aerospace & Defense–5.45%
Boeing	82,800	$12,426,624
†Esterline Technologies	63,200	7,231,344
Honeywell International	143,100	14,926,761
Lockheed Martin	74,900	15,201,704
Rockwell Collins	66,500	6,420,575
United Technologies	145,400	17,040,880

		73,247,888

Air Freight & Logistics–1.19%
FedEx	96,500	15,965,925

		15,965,925

Auto Components–0.70%
BorgWarner	156,200	9,446,976

		9,446,976

Automobiles–1.10%
Ford Motor	915,200	14,771,328

		14,771,328

Banks–6.22%
Citigroup	393,700	20,283,424
JPMorgan Chase	453,600	27,479,088
KeyCorp	730,600	10,345,296
Wells Fargo	469,565	25,544,336

		83,652,144

Beverages–1.90%
Coca-Cola	99,400	4,030,670
PepsiCo	225,200	21,533,624

		25,564,294

Biotechnology–4.69%
†Alkermes	165,150	10,069,196
†Celgene	177,500	20,462,200
†Gilead Sciences	231,200	22,687,656
†Vertex Pharmaceuticals	82,700	9,756,119

		62,975,171

Capital Markets–4.66%
Ameriprise Financial	96,200	12,586,808
BlackRock	28,200	10,316,688
Evercore Partners Class A	135,100	6,979,266
Invesco	228,400	9,065,196
Raymond James Financial	189,700	10,771,166
State Street	176,600	12,985,398

		62,704,522

Chemicals–2.12%
Eastman Chemical	188,500	13,055,510
Huntsman	406,000	9,001,020
LyondellBasell Industries Class A	73,200	6,426,960

		28,483,490

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–0.64%
Republic Services	212,200	$8,606,832

		8,606,832

Communications Equipment–2.12%
Cisco Systems	424,200	11,676,105
QUALCOMM	243,200	16,863,488

		28,539,593

Consumer Finance–1.02%
Capital One Financial	174,765	13,774,977

		13,774,977

Containers & Packaging–1.01%
MeadWestvaco	271,400	13,534,718

		13,534,718

Diversified Financial Services–1.02%
Intercontinental Exchange	58,650	13,681,286

		13,681,286

Diversified Telecommunication Services–1.47%
AT&T	605,100	19,756,515

		19,756,515

Electric Utilities–1.28%
Edison International	123,200	7,696,304
OGE Energy	301,600	9,533,576

		17,229,880

Electrical Equipment–0.75%
Eaton	148,000	10,055,120

		10,055,120

Energy Equipment & Services–1.01%
Core Laboratories	65,000	6,791,850
Schlumberger	81,700	6,817,048

		13,608,898

Food & Staples Retailing–1.92%
Casey’s General Stores	77,700	7,000,770
CVS Health	182,600	18,846,146

		25,846,916

Food Products–1.08%
General Mills	255,300	14,449,980

		14,449,980

Health Care Providers & Services–3.17%
†Express Scripts Holding	201,800	17,510,186
UnitedHealth Group	211,900	25,065,651

		42,575,837

Hotels, Restaurants & Leisure–1.61%
McDonald’s	36,400	3,546,816

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	190,500	$18,040,350

		21,587,166

Household Products–2.52%
Kimberly-Clark	95,200	10,196,872
Procter & Gamble	288,800	23,664,272

		33,861,144

Industrial Conglomerates–1.89%
General Electric	1,024,300	25,412,883

		25,412,883

Insurance–2.75%
Aflac	217,000	13,890,170
Prudential Financial	102,300	8,215,713
Travelers	137,100	14,824,623

		36,930,506

Internet Software & Services–2.91%
†Facebook Class A	217,300	17,865,319
†Google Class A	38,400	21,300,480

		39,165,799

IT Services–1.69%
Accenture Class A	200,300	18,766,107
International Business Machines	24,300	3,900,150

		22,666,257

Life Sciences Tools & Services–1.36%
Thermo Fisher Scientific	136,500	18,337,410

		18,337,410

Machinery–2.14%
Caterpillar	54,600	4,369,638
Cummins	59,700	8,276,808
Deere.	68,400	5,997,996
Parker-Hannifin	85,300	10,131,934

		28,776,376

Media–2.74%
Cinemark Holdings	106,200	4,786,434
Comcast Class A	296,600	16,628,879
Disney (Walt)	75,400	7,908,706
Regal Entertainment Group Class A	97,248	2,221,144
Viacom Class B	77,248	5,276,038

		36,821,201

Multiline Retail–2.23%
Macy’s	250,400	16,253,464
Nordstrom	170,200	13,670,464

		29,923,928

Multi-Utilities–1.38%
MDU Resources Group	336,000	7,170,240

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Sempra Energy	104,500	$11,392,590

		18,562,830

Oil, Gas & Consumable Fuels–5.94%
Chevron	245,500	25,772,590
ConocoPhillips	94,200	5,864,892
EOG Resources	76,900	7,050,961
Exxon Mobil	272,800	23,188,000
Marathon Oil	285,100	7,443,961
Occidental Petroleum	143,400	10,468,200

		79,788,604

Paper & Forest Products–0.48%
International Paper	116,400	6,459,036

		6,459,036

Pharmaceuticals–6.76%
AbbVie	296,500	17,357,110
†Actavis	51,500	15,327,430
Johnson & Johnson	66,800	6,720,080
Merck	392,600	22,566,648
Pfizer	831,942	28,943,262

		90,914,530

Professional Services–0.65%
Nielsen	195,000	8,691,150

		8,691,150

Real Estate Investment Trusts–2.58%
American Tower	163,800	15,421,770
Host Hotels & Resorts	474,364	9,572,666
National Retail Properties	237,300	9,722,181

		34,716,617

Road & Rail–2.03%
Hunt (J.B.) Transport Services	94,200	8,044,209
Union Pacific	178,200	19,300,842

		27,345,051

Semiconductors & Semiconductor Equipment–3.03%
Avago Technologies	112,700	14,310,646
Intel	422,200	13,202,194
Maxim Integrated Products	378,600	13,179,066

		40,691,906

Software–2.73%
Microsoft	617,400	25,100,397
†salesforce.com	173,100	11,564,811

		36,665,208

Specialty Retail–3.04%
DSW Class A	253,924	9,364,717
Tractor Supply	170,400	14,494,224

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters	371,700	$16,968,105

		40,827,046

Technology Hardware, Storage & Peripherals–4.16%
Apple	338,950	42,175,549
EMC	539,000	13,776,840

		55,952,389

Total Common Stock (Cost $709,886,926)		1,332,569,327

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–0.03%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	409,818	$409,818

Total Money Market Fund (Cost $409,818)		409,818

	Principal
	Amount°

SHORT-TERM INVESTMENT–0.79%
≠Discounted Commercial Paper–0.79%
Abbey National North America 0.06% 4/1/15	10,660,000	10,660,000

Total Short-Term Investment (Cost $10,660,000)		10,660,000

TOTAL VALUE OF SECURITIES–99.96% (Cost $720,956,744)	1,343,639,145
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	567,617

NET ASSETS APPLICABLE TO 30,016,414 SHARES OUTSTANDING–100.00%	$1,344,206,762

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock.	$1,332,569,327	$—	$1,332,569,327
Money Market Fund	409,818	—	409,818
Short-Term Investment	—	10,660,000	10,660,000

Total	$1,332,979,145	$10,660,000	$1,343,639,145

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Dimensional U.S. Core Equity 1 Fund.

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Social Awareness Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.38%
Aerospace & Defense–1.32%
Rockwell Collins	108,100	$10,437,055

		10,437,055

Air Freight & Logistics–1.26%
FedEx	60,400	9,993,180

		9,993,180

Auto Components–0.98%
BorgWarner	128,400	7,765,632

		7,765,632

Automobiles–1.35%
Ford Motor	662,600	10,694,364

		10,694,364

Banks–2.74%
KeyCorp	551,800	7,813,488
U.S. Bancorp	318,500	13,908,895

		21,722,383

Beverages–1.92%
PepsiCo	158,800	15,184,456

		15,184,456

Biotechnology–6.21%
†Alkermes	101,800	6,206,746
†Celgene	157,200	18,122,016
†Gilead Sciences	189,400	18,585,822
†Vertex Pharmaceuticals	53,000	6,252,410

		49,166,994

Capital Markets–6.46%
Ameriprise Financial	70,600	9,237,304
BlackRock	29,500	10,792,280
Invesco	301,400	11,962,566
Raymond James Financial	150,300	8,534,034
State Street	143,900	10,580,967

		51,107,151

Chemicals–2.33%
Huntsman	275,400	6,105,618
LyondellBasell Industries Class A	48,600	4,267,080
Praxair	67,100	8,101,654

		18,474,352

Communications Equipment–2.50%
Cisco Systems	249,000	6,853,725
QUALCOMM	186,900	12,959,646

		19,813,371

Consumer Finance–1.35%
Capital One Financial	135,350	10,668,287

		10,668,287

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Containers & Packaging–1.27%
MeadWestvaco	201,900	$10,068,753

		10,068,753

Diversified Financial Services–1.22%
Intercontinental Exchange	41,550	9,692,369

		9,692,369

Diversified Telecommunication Services–1.64%
AT&T	397,700	12,984,905

		12,984,905

Electric Utilities–0.90%
OGE Energy	225,600	7,131,216

		7,131,216

Electrical Equipment–0.58%
Acuity Brands	27,200	4,573,952

		4,573,952

Energy Equipment & Services–1.02%
Baker Hughes	66,000	4,196,280
Core Laboratories	37,000	3,866,130

		8,062,410

Food & Staples Retailing–2.40%
CVS Health	183,900	18,980,319

		18,980,319

Food Products–2.21%
General Mills	308,800	17,478,080

		17,478,080

Health Care Equipment & Supplies–2.12%
Abbott Laboratories	195,800	9,071,414
Baxter International	112,700	7,719,950

		16,791,364

Health Care Providers & Services–3.98%
†Express Scripts Holding	145,900	12,659,743
UnitedHealth Group	159,200	18,831,768

		31,491,511

Health Care Technology–0.85%
†Cerner	92,100	6,747,246

		6,747,246

Hotels, Restaurants & Leisure–2.05%
Starbucks	171,700	16,259,990

		16,259,990

Industrial Conglomerates–1.52%
Roper Industries	69,800	12,005,600

		12,005,600

Insurance–5.01%
Aflac	236,400	15,131,964

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Prudential Financial	148,600	$11,934,066
Travelers	116,200	12,564,706

		39,630,736

Internet Software & Services–2.28%
†Google Class A	32,600	18,083,220

		18,083,220

IT Services–2.57%
Accenture Class A	167,300	15,674,337
International Business Machines	29,100	4,670,550

		20,344,887

Life Sciences Tools & Services–1.70%
Thermo Fisher Scientific	100,100	13,447,434

		13,447,434

Machinery–3.25%
Cummins	33,000	4,575,120
Deere	128,200	11,241,858
Lincoln Electric Holdings	64,600	4,224,194
Parker-Hannifin	47,600	5,653,928

		25,695,100

Media–5.16%
Comcast Class A	381,400	21,537,655
Disney (Walt)	64,200	6,733,938
Regal Entertainment Group Class A	209,800	4,791,832
Viacom Class B	113,760	7,769,808

		40,833,233

Multiline Retail–3.15%
Macy’s	177,300	11,508,543
Nordstrom	167,000	13,413,440

		24,921,983

Oil, Gas & Consumable Fuels–4.56%
EOG Resources	192,400	17,641,156
EQT	47,500	3,936,325
Marathon Oil	369,200	9,639,812
†Whiting Petroleum	159,100	4,916,190

		36,133,483

Pharmaceuticals–3.68%
AbbVie	240,400	14,073,016
†Actavis	50,504	15,030,947

		29,103,963

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Professional Services–0.90%
Nielsen	159,100	$7,091,087

		7,091,087

Real Estate Investment Trusts–2.24%
American Tower	114,100	10,742,515
National Retail Properties	170,100	6,968,997

		17,711,512

Road & Rail–1.85%
Hunt (J.B.) Transport Services	50,100	4,278,289
Union Pacific	95,900	10,386,929

		14,665,218

Semiconductors & Semiconductor Equipment–3.87%
Avago Technologies	69,000	8,761,620
Intel	237,000	7,410,990
Maxim Integrated Products	414,700	14,435,707

		30,608,317

Software–2.89%
Microsoft	330,300	13,428,347
†salesforce.com	141,900	9,480,339

		22,908,686

Specialty Retail–3.50%
DSW Class A	193,490	7,135,911
Tractor Supply	127,300	10,828,138
†Urban Outfitters	212,700	9,709,755

		27,673,804

Technology Hardware, Storage & Peripherals–1.59%
EMC	494,000	12,626,640

		12,626,640

Total Common Stock (Cost $435,192,875)		778,774,243

MONEY MARKET FUND–1.59%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	12,625,446	12,625,445

Total Money Market Fund (Cost $12,625,446)		12,625,445

TOTAL VALUE OF SECURITIES–99.97% (Cost $447,818,321)	791,399,688
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	227,154

NET ASSETS APPLICABLE TO 16,825,381 SHARES OUTSTANDING–100.00%	$791,626,842

†	Non-income producing for the period.

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Common Stock	$778,774,243
Money Market Fund	12,625,445

Total	$791,399,688

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Special Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–97.68%
Auto Components–2.47%
BorgWarner	104,700	$6,332,256
Johnson Controls	88,500	4,463,940
†Tenneco	91,300	5,242,446

		16,038,642

Banks–9.52%
Associated Banc-Corp	175,900	3,271,740
Bank of Hawaii	120,800	7,394,168
Comerica	300,700	13,570,591
East West Bancorp	471,800	19,089,028
First Horizon National	536,110	7,661,012
Hancock Holding	210,700	6,291,502
Zions Bancorporation	168,800	4,557,600

		61,835,641

Beverages–1.38%
Dr Pepper Snapple Group	114,600	8,993,808

		8,993,808

Capital Markets–1.92%
Raymond James Financial	219,550	12,466,049

		12,466,049

Chemicals–7.58%
Albemarle	163,000	8,612,920
Celanese Class A	190,900	10,663,674
Cytec Industries	255,400	13,801,816
FMC	89,100	5,100,975
†Grace (W.R.)	111,700	11,043,779

		49,223,164

Commercial Services & Supplies–0.35%
Brink’s	82,000	2,265,660

		2,265,660

Construction & Engineering–0.68%
KBR	304,200	4,404,816

		4,404,816

Containers & Packaging–1.45%
Graphic Packaging Holding	330,800	4,809,832
†Owens-Illinois	196,900	4,591,708

		9,401,540

Diversified Consumer Services–1.50%
Service International	374,600	9,758,330

		9,758,330

Electric Utilities–2.19%
Edison International	134,300	8,389,721
PPL	172,700	5,813,082

		14,202,803

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.53%
Regal-Beloit	124,100	$9,918,072

		9,918,072

Electronic Equipment, Instruments & Components–2.32%
Avnet	252,900	11,254,050
†Keysight Technologies	103,150	3,832,023

		15,086,073

Energy Equipment & Services–2.00%
Helmerich & Payne	50,700	3,451,149
Rowan	99,100	1,755,061
Superior Energy Services	348,600	7,787,724

		12,993,934

Food Products–0.78%
Tyson Foods Class A	132,700	5,082,410

		5,082,410

Health Care Equipment & Supplies–2.63%
Becton, Dickinson	74,000	10,625,660
Zimmer Holdings	54,700	6,428,344

		17,054,004

Health Care Providers & Services–5.51%
Cigna	80,300	10,394,032
McKesson	49,900	11,287,380
Omnicare	73,400	5,656,204
Universal Health Services Class B	71,600	8,428,036

		35,765,652

Hotels, Restaurants & Leisure–1.63%
Bloomin’ Brands	211,300	5,140,929
Starwood Hotels & Resorts Worldwide	64,900	5,419,150

		10,560,079

Household Durables–2.57%
Horton (D.R.)	280,933	8,000,972
Newell Rubbermaid	222,700	8,700,889

		16,701,861

Insurance–11.59%
American Financial Group	274,650	17,618,797
Berkley (W.R.)	197,350	9,968,149
HCC Insurance Holdings	225,300	12,767,751
Reinsurance Group of America	141,000	13,139,790
Torchmark	261,150	14,342,358
Validus Holdings	176,500	7,430,650

		75,267,495

IT Services–2.71%
†Fiserv	180,800	14,355,520
†Qorvo	40,600	3,235,820

		17,591,340

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Leisure Products–1.29%
Hasbro	132,500	$8,379,300

		8,379,300

Life Sciences Tools & Services–2.32%
Agilent Technologies	166,700	6,926,385
Thermo Fisher Scientific	60,500	8,127,570

		15,053,955

Machinery–2.03%
ITT	235,400	9,394,814
Terex	143,800	3,823,642

		13,218,456

Media–0.72%
Meredith	83,625	4,663,766

		4,663,766

Multiline Retail–2.62%
Macy’s	131,800	8,555,138
Nordstrom	105,100	8,441,632

		16,996,770

Multi-Utilities–2.35%
Public Service Enterprise Group	161,400	6,765,888
Wisconsin Energy	171,500	8,489,250

		15,255,138

Oil, Gas & Consumable Fuels–3.00%
†Newfield Exploration	256,700	9,007,603
Tesoro	41,900	3,825,051
†Whiting Petroleum	214,300	6,621,870

		19,454,524

Pharmaceuticals–0.80%
†Mylan	87,300	5,181,255

		5,181,255

Professional Services–1.19%
ManpowerGroup	89,800	7,736,270

		7,736,270

Real Estate Investment Trusts–5.89%
Boston Properties	55,000	7,726,400
Brandywine Realty Trust	407,400	6,510,252
CBL & Associates Properties	322,200	6,379,560
Highwoods Properties	230,400	10,547,712
Kimco Realty	264,600	7,104,510

		38,268,434

Road & Rail–2.22%
Canadian National Railway	101,200	6,767,244
CSX	230,900	7,647,408

		14,414,652

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.75%
Teradyne	258,000	$4,863,300

		4,863,300

Software–4.59%
†Adobe Systems	132,300	9,782,262
†Citrix Systems	41,900	2,676,153
Symantec	209,300	4,890,295
†Synopsys	268,400	12,432,288

		29,780,998

Specialty Retail–1.29%
Staples	254,300	4,141,275
Tiffany	48,400	4,259,684

		8,400,959

Textiles, Apparel & Luxury Goods–0.81%
VF	69,900	5,264,169

		5,264,169

Tobacco–1.29%
Reynolds American	121,400	8,365,674

		8,365,674

Trading Companies & Distributors–2.21%
†United Rentals	157,300	14,339,468

		14,339,468

Total Common Stock (Cost $344,807,636)		634,248,461

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	203,051	203,051

Total Money Market Fund (Cost $203,051)		203,051

	Principal
	Amount°

SHORT-TERM INVESTMENT–2.27%
≠Discounted Commercial Paper–2.27%
Abbey National North America 0.06% 4/1/15	14,745,000	14,745,000

Total Short-Term Investment (Cost $14,745,000)		14,745,000

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.98% (Cost $359,755,687)	$649,196,512
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	119,442

NET ASSETS APPLICABLE TO 15,101,266 SHARES OUTSTANDING–100.00%	$649,315,954

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$634,248,461	$—	$634,248,461
Money Market Fund	203,051	—	203,051
Short-Term Investment	—	14,745,000	14,745,000

Total	$634,451,512	$14,745,000	$649,196,512

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Delaware Special Opportunities Fund–3

LVIP Dimensional Non-U.S. Equity RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–1.88%
Money Market Fund–1.88%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	443,594	$4,435,941

Total Affiliated Investment Company (Cost $4,435,941)		4,435,941

UNAFFILIATED INVESTMENT COMPANIES–97.78%
International Equity Funds–91.36%
**DFA Emerging Markets Core Equity Portfolio	1,146,636	22,118,615
**DFA International Core Equity Portfolio	4,505,659	54,833,871
**DFA International Real Estate Securities Portfolio	2,012,437	10,826,912
**DFA International Small Cap Value Portfolio	563,713	10,975,485

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA International Vector Equity Portfolio	1,962,832	$21,964,087
**DFA Large Cap International Portfolio	2,544,399	54,857,234
**DFA VA International Small Portfolio	1,528,129	17,558,204
**DFA VA International Value Portfolio	1,797,820	21,897,445

		215,031,853

Money Market Fund–6.42%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	15,114,195	15,114,195

		15,114,195

Total Unaffiliated Investment Companies (Cost $221,508,299)		230,146,048

TOTAL VALUE OF SECURITIES–99.66% (Cost $225,944,240)	234,581,989
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	789,365

NET ASSETS APPLICABLE TO 24,317,646 SHARES OUTSTANDING–100.00%	$235,371,354

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $1,512,607 cash pledged as collateral for futures contracts and $103,639 foreign currencies due to broker as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(28) British Pound Currency	$(2,611,425)	$(2,596,475)	6/18/15	$14,950
(28) E-mini MSCI Emerging Markets Index	(1,306,416)	(1,361,360)	6/22/15	(54,944)
(33) Euro Currency	(4,350,126)	(4,436,025)	6/18/15	(85,899)
(115) Euro STOXX 50 Index	(4,417,535)	(4,490,702)	6/22/15	(73,167)
(26) FTSE 100 Index	(2,581,832)	(2,594,409)	6/22/15	(12,577)
(30) Japanese Yen Currency	(3,089,559)	(3,129,750)	6/18/15	(40,191)
(20) Nikkei 225 Index (OSE)	(3,117,736)	(3,202,868)	6/12/15	(85,132)

	$(21,474,629)			$(336,960)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

OSE–Osaka Securities Exchange

VA–Variable Annuity

LVIP Dimensional Non-U.S. Equity RPM Fund–1

LVIP Dimensional Non-U.S. Equity RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$234,581,989

Futures Contracts	$(336,960)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Dimensional International Core Equity Managed Volatility Fund.

LVIP Dimensional Non-U.S. Equity RPM Fund–2

LVIP Dimensional U.S. Equity RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–1.86%
Money Market Fund–1.86%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	767,850	$7,678,502

Total Affiliated Investment Company (Cost $7,678,502)		7,678,502

UNAFFILIATED INVESTMENT COMPANIES–97.97%
Equity Funds–91.38%
**DFA Real Estate Securities Portfolio	569,915	19,570,885
**DFA U.S. Core Equity 1 Portfolio	3,972,408	72,536,164
**DFA U.S. Large Cap Equity Portfolio	2,917,035	37,950,620
**DFA U.S. Large Company Portfolio	6,033,989	98,414,360
**DFA U.S. Large Value Portfolio	1,316,271	30,274,231
**DFA U.S. Micro Cap Portfolio	984,009	19,640,817

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Small Cap Portfolio	1,452,309	$46,953,166
**DFA U.S. Small Cap Value Portfolio	656,166	23,503,856
**DFA VA U.S. Targeted Value Portfolio	1,440,996	27,292,472

		376,136,571

Money Market Fund–6.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	27,103,390	27,103,390

		27,103,390

Total Unaffiliated Investment Companies (Cost $333,844,947)		403,239,961

TOTAL VALUE OF SECURITIES–99.83% (Cost $341,523,449)	410,918,463
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	694,167

NET ASSETS APPLICABLE TO 28,994,899 SHARES OUTSTANDING–100.00%	$411,612,630

*	Standard Class shares.

**	Institutional Class shares.

« Includes $1,082,251 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(60) E-mini Russell 2000 Index	$(7,333,708)	$(7,493,400)	6/22/15	$(159,692)
(94) E-mini S&P 500 Index	(9,587,361)	(9,685,760)	6/22/15	(98,399)

	$(16,921,069)			$(258,091)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$410,918,463

Futures Contracts	$(258,091)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund.

LVIP Dimensional U.S. Equity RPM Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–1.99%
Money Market Fund–1.99%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	862,210	$8,622,098

Total Affiliated Investment Company (Cost $8,622,098)		8,622,098

UNAFFILIATED INVESTMENT COMPANIES–98.31%
Fixed Income Funds–98.00%
**DFA Inflation Protected Securities Portfolio	2,566,108	30,305,733
**DFA Intermediate Term Extended Quality Portfolio	5,549,546	61,045,003
**DFA One-Year Fixed Income Portfolio	2,089,390	21,562,509
**DFA Two-Year Global Fixed Income Portfolio	3,911,156	38,837,781
**DFA VA Global Bond Portfolio	3,196,056	34,709,174
**DFA VA Short-Term Fixed Portfolio	2,535,873	25,891,267

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Long-Term Bond ETF	136,993	$13,189,686
Vanguard Mortgage-Backed Securities ETF	972,194	51,954,047
Vanguard Short-Term Corporate Bond ETF	215,729	17,303,623
Vanguard Total Bond Market ETF	1,565,579	130,522,321

		425,321,144

Money Market Fund–0.31%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,359,796	1,359,796

		1,359,796

Total Unaffiliated Investment Companies (Cost $420,691,874)		426,680,940

TOTAL VALUE OF SECURITIES–100.30% (Cost $429,313,972)	435,303,038
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(1,312,292)

NET ASSETS APPLICABLE TO 40,717,694 SHARES OUTSTANDING–100.00%	$433,990,746

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$435,303,038

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–2.02%
Money Market Fund–2.02%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	416,505	$4,165,054

Total Affiliated Investment Company (Cost $4,165,054)		4,165,054

UNAFFILIATED INVESTMENT COMPANIES–98.41%
Equity Funds–97.92%
Vanguard Dividend Appreciation ETF	252,688	20,333,803
Vanguard Mega Cap 300 Growth ETF	391,042	32,589,440
Vanguard Mega Cap 300 Value ETF	683,824	40,872,161
Vanguard Mid-Cap Growth ETF	77,720	8,395,315
Vanguard Mid-Cap Value ETF	135,999	12,499,668
Vanguard REIT ETF	100,145	8,419,190
Vanguard Small-Cap Growth ETF	47,106	6,207,629

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard Small-Cap Value ETF	96,602	$10,568,259
Vanguard Total Stock Market ETF	516,004	55,341,429
**Vanguard Variable Insurance Fund– Small Company Growth Portfolio	279,102	6,271,429

		201,498,323

Money Market Fund–0.49%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,001,810	1,001,810

		1,001,810

Total Unaffiliated Investment Companies (Cost $148,304,188)		202,500,133

TOTAL VALUE OF SECURITIES–100.43% (Cost $152,469,242)	206,665,187
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.43%)	(887,945)

NET ASSETS APPLICABLE TO 13,733,782 SHARES OUTSTANDING–100.00%	$205,777,242

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$206,665,187

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–2.01%
Money Market Fund–2.01%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	241,553	$2,415,527

Total Affiliated Investment Company (Cost $2,415,527)		2,415,527

UNAFFILIATED INVESTMENT COMPANIES–98.20%
International Equity Funds–97.75%
Vanguard FTSE All-World ex-U.S. ETF	368,787	17,970,991
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	181,023	17,968,343
Vanguard FTSE Developed Markets ETF	599,723	23,886,967
Vanguard FTSE Emerging Markets ETF	296,097	12,101,484
Vanguard FTSE European ETF	196,007	10,627,500

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	336,655	$20,630,218
Vanguard Global ex-U.S. Real Estate ETF	85,914	4,834,381
**Vanguard VA International Portfolio	458,491	9,646,652

		117,666,536

Money Market Fund–0.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	537,223	537,223

		537,223

Total Unaffiliated Investment Companies (Cost $106,937,497)		118,203,759

TOTAL VALUE OF SECURITIES–100.21% (Cost $109,353,024)	120,619,286
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.21%)	(247,007)

NET ASSETS APPLICABLE TO 11,981,119 SHARES OUTSTANDING–100.00%	$120,372,279

*	Standard Class shares.

**	Retail Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$120,619,286

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Vanguard International Equity ETF Fund–1

LVIP Franklin Mutual Shares VIP RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–100.00%
Equity Fund–92.79%
Franklin Templeton Variable Insurance Products Trust–Mutual Shares VIP Fund	4,659,539	$109,219,603

		109,219,603

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,491,730	$8,491,730

		8,491,730

Total Investment Companies (Cost $114,953,851)		117,711,333

TOTAL VALUE OF SECURITIES–100.00% (Cost $114,953,851)	117,711,333
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(4,911)

NET ASSETS APPLICABLE TO 11,302,270 SHARES OUTSTANDING–100.00%	$117,706,422

Class 1 shares.

«	Includes $170,991 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
66 E-mini S&P 500 Index	$6,716,871	$6,800,640	6/22/15	$83,769

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$117,711,333

Futures Contracts	$83,769

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Franklin Mutual Shares VIP Managed Volatility Fund.

LVIP Franklin Mutual Shares VIP RPM Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–30.97%
U.S. MARKETS–14.65%
Aerospace & Defense–0.16%
Rockwell Collins	180	$17,379

		17,379

Air Freight & Logistics–0.12%
United Parcel Service Class B	140	13,572

		13,572

Automobiles–0.19%
General Motors	580	21,750

		21,750

Banks–0.99%
Citigroup	930	47,914
JPMorgan Chase	770	46,647
SunTrust Banks	380	15,614

		110,175

Biotechnology–0.94%
Amgen	310	49,553
†Gilead Sciences	450	44,159
†Isis Pharmaceuticals	180	11,461

		105,173

Capital Markets–0.26%
Morgan Stanley	810	28,909

		28,909

Communications Equipment–0.12%
Cisco Systems	480	13,212

		13,212

Consumer Finance–0.27%
Capital One Financial	380	29,952

		29,952

Diversified Financial Services–0.27%
Voya Financial	690	29,746

		29,746

Electronic Equipment, Instruments & Components–0.19%
†Knowles	1,110	21,390

		21,390

Energy Equipment & Services–0.58%
Baker Hughes	320	20,346
Halliburton	690	30,277
Noble	1,020	14,566

		65,189

Food & Staples Retailing–0.51%
CVS Health	380	39,220
Walgreens Boots Alliance	210	17,783

		57,003

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–0.34%
Medtronic	480	$37,435

		37,435

Insurance–0.26%
American International Group	530	29,039

		29,039

Machinery–0.21%
Stanley Black & Decker	240	22,886

		22,886

Media–0.79%
Comcast Class A	740	41,488
†News Class A	1,190	19,052
Twenty-First Century Fox Class A	800	27,072

		87,612

Metals & Mining–0.24%
Allegheny Technologies	890	26,709

		26,709

Multiline Retail–0.55%
Macy’s	590	38,297
Target	280	22,980

		61,277

Oil, Gas & Consumable Fuels–0.20%
Chesapeake Energy	740	10,478
Chevron	110	11,548

		22,026

Pharmaceuticals–1.05%
†Actavis	228	67,857
Merck	220	12,646
Pfizer	1,060	36,877

		117,380

Real Estate Investment Trusts–5.45%
Boston Properties	200	28,096
Equity Lifestyle Properties	400	21,980
Equity Residential	700	54,502
Essex Property Trust	200	45,980
Extra Space Storage	600	40,542
General Growth Properties	1,800	53,190
Health Care REIT	500	38,680
Kilroy Realty	400	30,468
Kimco Realty	1,500	40,275
Pebblebrook Hotel Trust	1,200	55,884
Prologis	500	21,780
Realty Income	700	36,120
Sabra Health Care REIT	800	26,520
Simon Property Group	260	50,866
STAG Industrial	900	21,168

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Urban Edge Properties	350	$8,295
Vornado Realty Trust	300	33,600

		607,946

Semiconductors & Semiconductor Equipment–0.25%
Applied Materials	1,260	28,426

		28,426

Software–0.44%
Microsoft	1,210	49,193

		49,193

Specialty Retail–0.27%
Foot Locker	470	29,610

		29,610

Total U.S. Markets (Cost $1,445,946)		1,632,989

§DEVELOPED MARKETS–13.79%
Aerospace & Defense–0.20%
BAE Systems	2,880	22,318

		22,318

Airlines–0.15%
Deutsche Lufthansa	1,220	17,086

		17,086

Auto Components–0.21%
Cie Generale des Etablissements Michelin	230	22,877

		22,877

Automobiles–0.62%
Nissan Motor	3,900	39,659
Toyota Motor ADR	213	29,797

		69,456

Banks–1.82%
Barclays	4,000	14,438
BNP Paribas	670	40,774
Credit Agricole	2,010	29,542
DBS Group Holdings	1,000	14,827
HSBC Holdings	4,000	34,231
†Lloyds Banking Group	21,620	25,060
Standard Chartered	980	15,872
UniCredit	4,218	28,609

		203,353

Beverages–0.31%
Suntory Beverage & Food	800	34,250

		34,250

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Building Products–0.23%
Cie de Saint-Gobain	590	$25,910

		25,910

Capital Markets–0.29%
Credit Suisse Group	1,210	32,554

		32,554

Chemicals–0.28%
Akzo Nobel	420	31,762

		31,762

Commercial Services & Supplies–0.03%
Serco Group	1,730	3,539

		3,539

Construction Materials–0.44%
CRH	1,120	29,297
HeidelbergCement	250	19,774

		49,071

Containers & Packaging–0.14%
Rexam	1,840	15,769

		15,769

Diversified Financial Services–0.49%
Deutsche Boerse	300	24,487
†ING Groep CVA	2,040	29,887

		54,374

Diversified Telecommunication Services–0.81%
Singapore Telecommunications	9,000	28,718
Telefonica	2,181	31,040
Telenor	1,500	30,274

		90,032

Electrical Equipment–0.24%
†ABB	1,250	26,517

		26,517

Energy Equipment & Services–0.39%
Petrofac	1,340	18,864
†Saipem	761	7,742
Technip	270	16,335

		42,941

Food & Staples Retailing–0.35%
METRO	540	18,304
Tesco	5,850	20,881

		39,185

Health Care Equipment & Supplies–0.18%
Getinge Class B	830	20,508

		20,508

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Industrial Conglomerates–0.24%
Siemens ADR	129	$13,958
Toshiba	3,000	12,568

		26,526

Insurance–1.13%
AIA Group	4,000	25,114
Aviva	4,240	33,931
AXA	1,160	29,202
Muenchener Rueckversicherungs	50	10,746
†NN Group	400	11,342
Swiss Re	160	15,433

		125,768

Life Sciences Tools & Services–0.15%
†QIAGEN	660	16,565

		16,565

Media–0.26%
Sky PLC	1,980	29,129

		29,129

Multiline Retail–0.24%
Marks & Spencer Group	3,380	26,731

		26,731

Oil, Gas & Consumable Fuels–1.34%
BP ADR	768	30,036
Eni	1,418	24,548
Galp Energia	1,650	17,847
Kunlun Energy	12,000	11,655
Royal Dutch Shell Class B	510	15,886
Talisman Energy	2,100	16,098
TOTAL	670	33,310

		149,380

Pharmaceuticals–2.14%
Bayer	250	37,411
GlaxoSmithKline	1,470	33,838
Merck	240	26,865
Novartis	130	12,831
Roche Holding	150	41,219
Sanofi	400	39,511
Teva Pharmaceutical Industries ADR	747	46,538

		238,213

Semiconductors & Semiconductor Equipment–0.13%
Infineon Technologies ADR	1,200	14,382

		14,382

Specialty Retail–0.19%
Kingfisher	3,760	21,213

		21,213

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Technology Hardware, Storage & Peripherals–0.15%
Konica Minolta Holdings	1,700	$17,225

		17,225

Textiles, Apparel & Luxury Goods–0.25%
†Michael Kors Holdings	430	28,273

		28,273

Trading Companies & Distributors–0.13%
Noble Group	21,000	14,066

		14,066

Wireless Telecommunication Services–0.26%
Vodafone Group ADR	879	28,726

		28,726

Total Developed Markets (Cost $1,688,341)		1,537,699

×EMERGING MARKETS–2.53%
Auto Components–0.10%
Hyundai Mobis	52	11,524

		11,524

Banks–0.22%
Bangkok Bank NVDR	3,200	18,125
†KB Financial Group ADR	168	5,904

		24,029

Diversified Telecommunication Services–0.32%
China Telecom	56,000	35,801

		35,801

Health Care Providers & Services–0.16%
Sinopharm Group	4,400	17,916

		17,916

Insurance–0.32%
China Life Insurance	8,000	35,166

		35,166

Machinery–0.28%
=CSR	15,300	20,209
Weichai Power	3,000	11,567

		31,776

Metals & Mining–0.32%
MMC Norilsk Nickel OJSC ADR	804	14,332
POSCO ADR	394	21,536

		35,868

Oil, Gas & Consumable Fuels–0.14%
China Shenhua Energy	5,000	12,753
Petroleo Brasileiro ADR	391	2,381

		15,134

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.67%
Samsung Electronics GDR	100	$64,942
Taiwan Semiconductor Manufacturing ADR	432	10,143

		75,085

Total Emerging Markets (Cost $265,032)		282,299

Total Common Stock (Cost $3,399,319)		3,452,987

EXCHANGE-TRADED FUNDS–5.14%
Wisdomtree Europe Hedged Equity Fund	4,500	297,630
WisdomTree Japan Hedged Equity Fund	5,000	275,600

Total Exchange-Traded Funds (Cost $498,653)		573,230

INVESTMENT COMPANIES–51.26%
²Franklin Focused Core Equity Fund	91,183	1,393,270
²Franklin High Income Fund	224,412	446,579
²Franklin Mutual European Fund	21,300	481,177

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
²Franklin Rising Dividends Fund	27,464	$1,428,142
²Franklin Strategic Series - Franklin Strategic Income Fund	32,425	323,931
²Franklin Total Return Fund	44,506	453,964
²Templeton Global Bond Fund	96,197	1,187,068

Total Investment Companies (Cost $5,604,957)		5,714,131

RIGHTS–0.01%
†Serco Group, exercise price GBP 1.01, expiration date 04/16/15	1,730	1,052
†Telefonica, exercise price EUR 10.84, expiration date 4/12/15	2,181	352

Total Rights (Cost $1,700)		1,404

MONEY MARKET FUND–12.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,402,529	1,402,529

Total Money Market Fund (Cost $1,402,529)		1,402,529

TOTAL VALUE OF SECURITIES–99.96% (Cost $10,907,158)	11,144,281
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	3,903

NET ASSETS APPLICABLE TO 1,094,171 SHARES OUTSTANDING–100.00%	$11,148,184

² Class	R-6 shares.

†	Non-income producing for the period.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $20,209, which represents 0.18% of the Fund’s net assets.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and swap contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	THB	589,819	USD	(18,144)	4/3/15	$(27)
MSC	HKD	(34,320)	USD	4,426	4/2/15	(1)

						$(28)

Index Swap Contracts

			Unrealized
Notional	Expiration		Appreciation
Value	Date	Description	(Depreciation)
$740,000	5/11/15	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$4,895
$256,000	5/11/15	Agreement with Societe Generale to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.17%	(1,039)

			$3,856

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

MSC–Morgan Stanley Capital

NVDR–Non-Voting Depositary Receipt

REIT–Real Estate Investment Trust

THB–Thailand Baht

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
U.S. Markets
Aerospace & Defense	$17,379	$—	$—	$17,379
Air Freight & Logistics	13,572	—	—	13,572
Automobiles	21,750	—	—	21,750
Banks	110,175	—	—	110,175
Biotechnology	105,173	—	—	105,173
Capital Markets	28,909	—	—	28,909
Communications Equipment	13,212	—	—	13,212
Consumer Finance	29,952	—	—	29,952
Diversified Financial Services	29,746	—	—	29,746
Electronic Equipment, Instruments & Components	21,390	—	—	21,390
Energy Equipment & Services	65,189	—	—	65,189
Food & Staples Retailing	57,003	—	—	57,003
Health Care Equipment & Supplies	37,435	—	—	37,435

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Insurance	$29,039	$—	$—	$29,039
Machinery	22,886	—	—	22,886
Media	87,612	—	—	87,612
Metals & Mining	26,709	—	—	26,709
Multiline Retail	61,277	—	—	61,277
Oil, Gas & Consumable Fuels	22,026	—	—	22,026
Pharmaceuticals	117,380	—	—	117,380
Real Estate Investment Trusts	607,946	—	—	607,946
Semiconductors & Semiconductor Equipment	28,426	—	—	28,426
Software	49,193	—	—	49,193
Specialty Retail	29,610	—	—	29,610
Developed Markets
Aerospace & Defense	—	22,318	—	22,318
Airlines	—	17,086	—	17,086
Auto Components	—	22,877	—	22,877
Automobiles	29,797	39,659	—	69,456
Banks	—	203,353	—	203,353
Beverages	—	34,250	—	34,250
Building Products	—	25,910	—	25,910
Capital Markets	—	32,554	—	32,554
Chemicals	—	31,762	—	31,762
Commercial Services & Supplies	3,539	—	—	3,539
Construction Materials	—	49,071	—	49,071
Containers & Packaging	—	15,769	—	15,769
Diversified Financial Services	—	54,374	—	54,374
Diversified Telecommunication Services	—	90,032	—	90,032
Electrical Equipment	—	26,517	—	26,517
Energy Equipment & Services	—	42,941	—	42,941
Food & Staples Retailing	—	39,185	—	39,185
Health Care Equipment & Supplies	—	20,508	—	20,508
Industrial Conglomerates	13,958	12,568	—	26,526
Insurance	—	125,768	—	125,768
Life Sciences Tools & Services	—	16,565	—	16,565
Media	—	29,129	—	29,129
Multiline Retail	—	26,731	—	26,731
Oil, Gas & Consumable Fuels	46,134	103,246	—	149,380
Pharmaceuticals	46,538	191,675	—	238,213
Semiconductors & Semiconductor Equipment	14,382	—	—	14,382
Specialty Retail	—	21,213	—	21,213
Technology Hardware, Storage & Peripherals	—	17,225	—	17,225
Textiles, Apparel & Luxury Goods	28,273	—	—	28,273
Trading Companies & Distributors	—	14,066	—	14,066
Wireless Telecommunication Services	28,726	—	—	28,726
Emerging Markets
Auto Components	—	11,524	—	11,524
Banks	5,904	18,125	—	24,029
Diversified Telecommunication Services	—	35,801	—	35,801
Health Care Providers & Services	—	17,916	—	17,916
Insurance	—	35,166	—	35,166
Machinery	—	11,567	20,209	31,776
Metals & Mining	21,536	14,332	—	35,868
Oil, Gas & Consumable Fuels	2,381	12,753	—	15,134
Semiconductors & Semiconductor Equipment	10,143	64,942	—	75,085
Exchange-Traded Funds	573,230	—	—	573,230
Investment Companies	5,714,131	—	—	5,714,131
Rights	1,404	—	—	1,404
Money Market Fund	1,402,529	—	—	1,402,529

Total	$9,575,594	$1,548,478	$20,209	$11,144,281

LVIP Franklin Templeton Multi-Asset Opportunities Fund–6

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Foreign Currency Exchange Contracts	$—	$(28)	$—	$(28)

Swap Contracts	$—	$3,856	$—	$3,856

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–7

LVIP Global Income Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–0.43%
Fannie Mae ARM
•1.919% 11/1/34	44,866	$47,197
•1.933% 10/1/37	41,535	43,989
•1.978% 11/1/37	64,903	68,821
•2.053% 4/1/38	233,612	247,665
•2.09% 9/1/33	310,378	328,598
•2.125% 9/1/34	186,608	198,805
•2.247% 2/1/35	29,696	31,714
•2.25% 10/1/32	70,233	74,791
•2.281% 7/1/34	67,601	72,122
•2.33% 9/1/33	132,005	140,773
•2.331% 6/1/35	750,644	799,819
•2.338% 4/1/34	251,326	268,198
•2.345% 6/1/36	55,349	59,888
•2.358% 8/1/36	58,473	62,798
•2.366% 1/1/37	14,495	15,570
•2.368% 5/1/36	14,634	15,800
•2.375% 3/1/35	97,536	104,046
•2.424% 1/1/37	145,400	156,711
•3.963% 4/1/38	85,241	91,412
•4.574% 5/1/38	154,809	165,983
•5.059% 10/1/35	318,710	332,400
Freddie Mac ARM
•1.985% 1/1/36	52,189	54,928
•2.212% 5/1/38	586,622	624,487
•2.367% 1/1/35	189,484	202,672
•2.375% 10/1/34	48,450	51,129
•2.405% 1/1/35	200,469	214,491
•2.424% 4/1/38	889,186	952,527
•2.427% 3/1/34	24,372	26,081
•2.471% 5/1/38	100,387	107,801
•2.52% 8/1/31	48,297	51,397
•2.534% 11/1/33	23,654	25,405
•2.564% 4/1/30	64,881	68,419
•2.575% 7/1/36	224,721	235,252
•2.612% 11/1/36	29,999	32,403

Total Agency Mortgage-Backed Securities (Cost $5,864,066)		5,974,092

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.30%
Bank of America Commercial Mortgage Trust
•Series 2006-1 D 5.448% 9/10/45	170,000	170,064
•Series 2006-4 AJ 5.695% 7/10/46	750,000	775,745
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.438% 3/11/39	700,000	716,482
•Series 2006-PW12 AJ 5.742% 9/11/38	700,000	718,710
#•Series 2006-PW12 B 144A 5.742% 9/11/38	180,000	176,047

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust (continued)
•Series 2006-PW13 AJ 5.611% 9/11/41	750,000	$772,068
•Series 2007-PW16 AM 5.708% 6/11/40	500,000	544,301
CD Commercial Mortgage Trust
•Series 2005-CD1 E 5.225% 7/15/44	370,000	370,152
Series 2006-CD3 AJ 5.688% 10/15/48	500,000	496,304
•Citigroup Commercial Mortgage Trust Series 2007-C6 AM 5.703% 12/10/49	850,000	905,264
#Colony Multifamily Mortgage
Trust Series 2014-1 A 144A 2.543% 4/20/50	1,054,773	1,057,070
Commercial Mortgage Trust
•Series 2005-GG5 AJ 5.237% 4/10/37	590,000	593,731
•Series 2006-GG7 AJ 5.785% 7/10/38	700,000	716,435
•Series 2006-GG7 AM 5.785% 7/10/38	260,000	272,210
Series 2007-GG9 A4 5.444% 3/10/39	900,000	949,678
Series 2007-GG9 AM 5.475% 3/10/39	525,000	553,693
#•G-FORCE Series 2005-RR2
A3FL 144A 0.474% 12/25/39	254,244	239,625
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	50,301	50,331
#•Series 2005-LDP1 E 144A 5.984% 3/15/46	25,037	25,022
•Series 2005-LDP5 E 5.382% 12/15/44	650,000	655,698
Series 2006-CB17 AM 5.464% 12/12/43	500,000	515,958
LB-UBS Commercial Mortgage Trust
#•Series 2004-C7 H 144A 4.866% 10/15/36	700,000	718,790
•Series 2006-C4 AJ 5.842% 6/15/38	750,000	786,221
•Series 2006-C4 AM 5.842% 6/15/38	730,000	768,398
•Merrill Lynch Mortgage Trust Series 2005-CKI1 D 5.282% 11/12/37	170,000	170,906
Morgan Stanley Capital I Trust •Series 2007-HQ11 A1A 5.422% 2/12/44	706,427	752,210

LVIP Global Income Fund––1

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
•Series 2007-IQ16 AM 6.086% 12/12/49		500,000	$548,994
•Series 2007-IQ16 AMA 6.082% 12/12/49		700,000	761,461
#•Resource Capital Series 2014-CRE2 A 144A 1.227% 4/15/32		355,000	352,924
•Talisman-6 Finance Series 6 A 0.251% 10/22/16	EUR	318,131	338,285
Wachovia Bank Commercial Mortgage Trust
•Series 2006-C23 AJ 5.515% 1/15/45		650,000	669,440
•Series 2006-C28 AM 5.603% 10/15/48		800,000	847,686

Total Commercial Mortgage-Backed Securities (Cost $18,357,934)			17,989,903

ΔCORPORATE BONDS–6.19%
Australia–0.02%
FMG Resources August 2006
#144A 6.875% 2/1/18		133,333	131,000
#144A 8.25% 11/1/19		100,000	86,375

			217,375

Belgium–0.01%
Anheuser-Busch InBev 2.875% 9/25/24	EUR	100,000	126,087

			126,087

British Virgin Islands–0.08%
#Sinopec Group Overseas Development 2014 144A 1.75% 4/10/17		800,000	801,638
#State Grid Overseas Investment
2014 144A 2.75% 5/7/19		300,000	305,973

			1,107,611

Canada–0.06%
Canadian Natural Resources 1.75% 1/15/18		500,000	497,859
#VRX Escrow 144A 5.375% 3/15/20		300,000	303,375

			801,234

Cayman Islands–0.02%
#•Seven & Seven 144A 1.404% 9/11/19		270,000	269,714

			269,714

China–0.16%
#Alibaba Group Holding 144A 2.50% 11/28/19		600,000	600,861

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
China (continued)
#Export-Import Bank of China 144A 2.50% 7/31/19		1,000,000	$1,014,474
Industrial & Commercial Bank of China 3.231% 11/13/19		600,000	617,968

			2,233,303

Denmark–0.12%
Nykredit Realkredit 2.00% 4/1/16	DKK	11,127,000	1,636,862

			1,636,862

France–0.13%
Arkema 1.50% 1/20/25	EUR	200,000	218,996
Casino Guichard Perrachon 3.311% 1/25/23	EUR	200,000	245,836
#Electricite de France 144A 2.15% 1/22/19		1,000,000	1,013,994
Pernod Ricard 2.125% 9/27/24	EUR	100,000	115,701
Veolia Environnement 4.625% 3/30/27	EUR	100,000	145,308

			1,739,835

Germany–0.22%
KFW 2.05% 2/16/26	JPY	250,000,000	2,468,474
#Norddeutsche Landesbank Girozentrale 144A 2.00% 2/5/19		600,000	609,282

			3,077,756

Hong Kong–0.11%
CNOOC Nexen Finance 2014 1.625% 4/30/17		1,100,000	1,098,015
#Hutchison Whampoa International 14 144A 1.625% 10/31/17		500,000	498,261

			1,596,276

Ireland–0.07%
Depfa ACS Bank 1.65% 12/20/16	JPY	120,000,000	1,021,992

			1,021,992

Italy–0.30%
Aeroporti di Roma 3.25% 2/20/21	EUR	200,000	243,212
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	600,000	724,838
Intesa Sanpaolo
•0.198% 5/18/17	EUR	200,000	213,988
•1.555% 7/29/15	EUR	500,000	540,159
2.375% 1/13/17		200,000	202,472
3.875% 1/16/18		700,000	734,912
UniCredit •1.02% 4/10/17	EUR	300,000	325,090

LVIP Global Income Fund––2

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
Italy (continued)
UniCredit (continued)
•1.605% 7/24/15	EUR	500,000	$539,683
Unione di Banche Italiane 2.875% 2/18/19	EUR	500,000	576,537

			4,100,891

Luxembourg–0.07%
Actavis Funding 2.35% 3/12/18		600,000	608,545
ArcelorMittal 6.125% 6/1/18		350,000	376,950

			985,495

Mexico–0.05%
Coca-Cola Femsa 2.375% 11/26/18		700,000	716,618

			716,618

Netherlands–0.13%
#•ING Bank 144A 0.964% 10/1/19		1,000,000	1,002,855
Koninklijke KPN 4.25% 3/1/22	EUR	100,000	131,067
•Petrobras Global Finance 3.151% 3/17/20		700,000	605,500

			1,739,422

Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	235,568

			235,568

Republic of Korea–0.20%
•Export-Import Bank of Korea 1.003% 1/14/17		1,500,000	1,507,773
#Hyundai Capital Services 144A 2.625% 9/29/20		600,000	603,285
#Woori Bank 144A 4.75% 4/30/24		650,000	696,064

			2,807,122

South Africa–0.01%
#Edcon 144A 9.50% 3/1/18	EUR	150,000	123,424

			123,424

Spain–0.05%
Bankinter 1.75% 6/10/19	EUR	600,000	675,167

			675,167

Sweden–0.05%
•Svenska Handelsbanken 0.761% 6/17/19		700,000	700,951

			700,951

Switzerland–0.04%
•Credit Suisse New York 0.751% 5/26/17		600,000	600,152

			600,152

		Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United Kingdom–0.22%
•Barclays Bank 0.837% 2/17/17		1,300,000	$1,302,951
#Petrofac 144A 3.40% 10/10/18		600,000	592,105
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	247,343
•Yorkshire Building Society 2.314% 3/23/16	GBP	641,000	965,209

			3,107,608

United States–4.05%
Altria Group 2.625% 1/14/20		600,000	610,294
American Tower 3.40% 2/15/19		500,000	516,809
•Amgen 0.862% 5/22/19		1,000,000	1,001,768
•Apple 0.503% 5/3/18		1,000,000	1,003,509
Bank of America
•1.293% 1/15/19		1,000,000	1,014,624
2.65% 4/1/19		700,000	713,927
#Bayer US Finance 144A 2.375% 10/8/19		1,000,000	1,017,736
BB&T 1.60% 8/15/17		1,300,000	1,309,048
Beazer Homes USA 5.75% 6/15/19		3,000,000	2,940,000
Becton Dickinson 2.675% 12/15/19		600,000	613,524
#California Resources 144A 5.50% 9/15/21		300,000	267,660
Capital One Bank USA 2.30% 6/5/19		800,000	802,294
Celgene 1.90% 8/15/17		1,000,000	1,013,322
CenturyLink 6.00% 4/1/17		1,000,000	1,068,750
Chesapeake Energy
•3.503% 4/15/19		100,000	96,500
7.25% 12/15/18		300,000	325,500
CIT Group 3.875% 2/19/19		300,000	297,750
Citigroup
•0.534% 6/9/16		1,000,000	994,238
•1.044% 4/8/19		200,000	200,117
Constellation Brands 3.875% 11/15/19		300,000	309,750
Dell 3.10% 4/1/16		1,500,000	1,516,875
DIRECTV Holdings 2.40% 3/15/17		1,000,000	1,018,427
DISH DBS 7.125% 2/1/16		2,500,000	2,603,125
Dominion Resources 1.40% 9/15/17		1,000,000	1,001,816
DPL 6.50% 10/15/16		350,000	368,375
Eastman Chemical 2.40% 6/1/17		1,000,000	1,021,506
#Enable Midstream Partners 144A 2.40% 5/15/19		800,000	784,700
#Energy XXI Gulf Coast 144A 11.00% 3/15/20		200,000	190,750

LVIP Global Income Fund––3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
EnLink Midstream Partners 2.70% 4/1/19	300,000	$300,214
Enterprise Products Operating 3.20% 2/1/16	1,000,000	1,017,926
Ford Motor Credit
•0.784% 9/8/17	200,000	198,969
1.50% 1/17/17	1,000,000	1,002,552
Freeport-McMoRan 2.30% 11/14/17	600,000	598,462
#Glencore Funding 144A 3.125% 4/29/19	500,000	512,400
•Goldman Sachs Group 1.417% 4/23/20	1,000,000	1,013,944
Halcon Resources 9.75% 7/15/20	100,000	71,000
HCA 4.25% 10/15/19	300,000	308,625
#Hyundai Capital America 144A 1.45% 2/6/17	400,000	400,623
JPMorgan Chase
•1.156% 1/25/18	1,200,000	1,215,487
2.20% 10/22/19	1,000,000	1,003,368
Juniper Networks 3.30% 6/15/20	400,000	405,260
KB Home 4.75% 5/15/19	100,000	98,000
Kinder Morgan 3.05% 12/1/19	700,000	707,697
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	328,993
Kraft Foods Group 2.25% 6/5/17	1,000,000	1,018,603
•Kroger 0.787% 10/17/16	1,000,000	1,002,286
Linn Energy
6.25% 11/1/19	150,000	119,250
6.50% 5/15/19	100,000	84,563
Lorillard Tobacco 2.30% 8/21/17	700,000	707,231
#Metropolitan Life Global
Funding I 144A 1.30% 4/10/17	1,000,000	1,005,877
MGM Resorts International 8.625% 2/1/19	300,000	343,500
•Mondelez International 0.775% 2/1/19	1,000,000	991,930
Morgan Stanley
•1.106% 1/24/19	1,000,000	1,004,264
•1.396% 1/27/20	200,000	203,227
Navient 5.50% 1/15/19	350,000	357,875
#•NBCUniversal Enterprise 144A 0.938% 4/15/18	1,000,000	1,008,098
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,015,486
NGL Energy Partners 5.125% 7/15/19	200,000	197,000
Pactiv 8.125% 6/15/17	1,000,000	1,085,000
Peabody Energy 6.00% 11/15/18	400,000	318,000

	Principal Amount°	Value (U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
PPL Energy Supply 6.20% 5/15/16	2,000,000	$2,069,244
#Prudential Covered Trust 2012-1 144A 2.997% 9/30/15	1,120,000	1,131,235
Regions Financial 2.00% 5/15/18	1,000,000	999,824
Reynolds Group Issuer 9.00% 4/15/19	300,000	315,750
Sanchez Energy 7.75% 6/15/21	250,000	243,750
Sempra Energy 2.30% 4/1/17	1,000,000	1,020,492
#Sprint Communications 144A 9.00% 11/15/18	400,000	460,000
#Tenet Healthcare 144A 5.00% 3/1/19	100,000	99,500
#TIAA Asset Management Finance 144A 2.95% 11/1/19	600,000	615,590
Time Warner 2.10% 6/1/19	500,000	503,037
Tyson Foods 2.65% 8/15/19	500,000	512,491
Verizon Communications 1.10% 11/1/17	1,000,000	991,724
Viacom 2.75% 12/15/19	600,000	610,109
Walgreens Boots Alliance 1.75% 11/17/17	600,000	605,837
•Wells Fargo 0.887% 4/23/18	1,400,000	1,409,919

		55,856,906

Total Corporate Bonds (Cost $86,947,038)		85,477,369

MUNICIPAL BONDS–0.06%
University of California
•Series Y-1 0.679% 7/1/41	785,000	785,126
•Series Y-2 0.679% 7/1/41	40,000	40,007

Total Municipal Bonds (Cost $825,000)		825,133

NON-AGENCY ASSET-BACKED SECURITIES–3.02%
American Express Credit Account Master Trust
•Series 2008-2 A 1.435% 9/15/20	300,000	307,848
•Series 2008-6 A 1.375% 2/15/18	930,000	932,681
•Series 2012-1 A 0.445% 1/15/20	1,310,000	1,310,701
•Series 2012-3 A 0.325% 3/15/18	260,000	260,000
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.25% 6/17/31	325,582	322,056
#•ARES IIIR/IVR CLO Series 2007-3RA B 144A 0.624% 4/16/21	1,000,000	953,100

LVIP Global Income Fund––4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•ARES XI CLO Series 2007-11A A1C 144A 0.522% 10/11/21	448,758	$443,014
•BA Credit Card Trust Series 2014-A2 A 0.445% 9/16/19	1,000,000	1,000,207
#•Babson CLO Series 2007-1A A1 144A 0.482% 1/18/21	648,400	642,630
#•Bridgeport CLO Series 2006-1A B 144A 0.906% 7/21/20	1,000,000	950,700
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.225% 11/15/19	1,240,000	1,234,359
•Series 2007-A2 A2 0.255% 12/16/19	1,230,000	1,225,411
•Series 2007-A5 A5 0.215% 7/15/20	960,000	953,249
#•Catamaran CLO Series 2014-2A B 144A 3.257% 10/18/26	606,600	595,924
#•Cent CDO 15 Series 2007-15A A2B 144A 0.607% 3/11/21	1,000,000	949,400
#•Centerline REIT Series 2004-RR3 A2 144A 4.933% 9/21/45	655,836	671,412
Chase Issuance Trust
•Series 2007-A2 A2 0.225% 4/15/19	1,290,000	1,283,747
•Series 2007-B1 B1 0.425% 4/15/19	1,000,000	994,486
•Series 2007-C1 C1 0.635% 4/15/19	400,000	398,471
Series 2012-A3 A3 0.79% 6/15/17	260,000	260,183
•Series 2012-A6 A 0.305% 8/15/17	1,100,000	1,099,915
Series 2012-A8 A8 0.54% 10/16/17	670,000	670,007
•Series 2012-A9 A9 0.325% 10/16/17	600,000	599,767
•Series 2013-A3 A3 0.455% 4/15/20	653,000	651,815
•Series 2014-A3 A3 0.375% 5/15/18	1,280,000	1,279,123
•Series 2014-A5 A5 0.545% 4/15/21	750,000	750,000
Citibank Credit Card Issuance Trust
Series 2003-A7 A7 4.15% 7/7/17	500,000	504,895
•Series 2006-A8 A8 0.293% 12/17/18	600,000	598,454
•Series 2008-A6 A6 1.376% 5/22/17	600,000	600,833
Series 2012-A1 A1 0.55% 10/10/17	470,000	470,012

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust (continued)
•Series 2013-A1 A1 0.274% 4/24/17	1,200,000	$1,199,832
•Series 2013-A11 A11 0.418% 2/7/18	1,000,000	999,913
•Series 2013-A12 A12 0.486% 11/7/18	660,000	659,543
•Series 2014-A3 A3 0.375% 5/9/18	230,000	229,974
Colony American Homes
#•Series 2014-1A A 144A 1.327% 5/17/31	284,814	282,658
#•Series 2014-1A C 144A 2.027% 5/17/31	100,000	99,697
#•Cornerstone CLO Series 2007-1A A1J 144A 0.653% 7/15/21	1,200,000	1,190,400
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 4.80% 12/15/35	79,653	81,114
#•CT CDO IV Series 2006-4A A1 144A 0.486% 10/20/43	529,551	517,372
Discover Card Execution Note Trust
Series 2012-A3 A3 0.86% 11/15/17	630,000	630,330
•Series 2012-A4 A4 0.545% 11/15/19	1,000,000	1,002,317
•Series 2012-A5 A5 0.375% 1/16/18	1,300,000	1,300,268
•Series 2013-A6 A6 0.625% 4/15/21	580,000	581,601
•Series 2014-A1 A1 0.605% 7/15/21	800,000	801,828
Eaton Vance CLO
#•Series 2014-1A B 144A 2.303% 7/15/26	200,800	201,141
#•Series 2014-1A C 144A 3.253% 7/15/26	171,300	170,872
#•Fairfield Street Solar Series 2004-1A A1 144A 0.612% 11/28/39	712,560	684,627
Ford Credit Auto Owner Trust Series 2012-D A3 0.51% 4/15/17	360,970	360,935
Invitation Homes Trust
#•Series 2014-SFR1 B 144A 1.677% 6/17/31	130,000	129,481
#•Series 2014-SFR2 B 144A 1.775% 9/17/31	740,000	740,346
#•Series 2015-SFR1 A 144A 1.627% 3/17/32	215,819	216,847

LVIP Global Income Fund––5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust (continued)
#•Series 2015-SFR2 A 144A 1.528% 6/17/32	330,000	$330,000
LNR CDO
#•Series 2002-1A DFL 144A 1.574% 7/24/37	727,631	703,182
#•Series 2003-1A EFL 144A 3.173% 7/23/36	185,236	184,309
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	1,000,000	1,000,148
#•Newcastle CDO V Series 2004-5A 1 144A 0.607% 12/24/39	54,528	53,034
#•N-Star REL CDO VI Series 2006-6A A1 144A 0.601% 6/16/41	547,950	518,306
•¿Park Place Securities Asset-Backed Pass Through Certificates Series 2004-WHQ2 M2 1.119% 2/25/35	59,009	58,818
Progress Residential Trust
#•Series 2014-SFR1 B 144A 2.077% 10/17/31	200,000	201,475
#•Series 2015-SFR1 A 144A 1.577% 2/17/32	1,010,000	1,012,863
•RAAC Trust Series 2004-SP1 AII 0.874% 3/25/34	405,140	386,319
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.177% 9/17/31	129,001	127,184
#•Series 2014-1 B 144A 1.627% 9/17/31	100,000	99,239
#•SWAY Residential Trust Series 2014-1 A 144A 1.477% 1/17/32 .	475,824	475,192
#•Trade MAPS 1 Series 2013-1A A 144A 0.875% 12/10/18	500,000	499,717
West CLO
#•Series 2014-1A A2 144A 2.357% 7/18/26	310,000	303,428
#•Series 2014-1A B 144A 3.107% 7/18/26	830,000	784,765

Total Non-Agency Asset-Backed Securities (Cost $41,785,345)		41,733,475

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.91%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.174% 9/25/34	439,058	438,696
CHL Mortgage Pass Through Trust
•¿Series 2004-6 1A1 2.496% 5/25/34	425,983	424,294

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CHL Mortgage Pass Through Trust (continued)
•¿Series 2004-11 2A1 2.078% 7/25/34	167,499	$165,873
Credit Suisse First Boston Mortgage Securities
•Series 2003-AR9 3M1 1.674% 3/25/33	393,561	392,145
•Series 2005-C5 C 5.10% 8/15/38	300,000	303,662
•Fannie Mae Connecticut Avenue Securities Series 2014-C02 2M1 1.124% 5/25/24	147,406	146,565
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.068% 12/25/34	492,410	479,657
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2015-HQ1 M1 1.223% 3/25/25	390,000	390,366
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.185% 4/19/34	421,515	420,674
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 0.939% 2/25/35	100,000	93,579
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.526% 3/25/35	581,100	570,432
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.522% 2/25/34	565,560	561,189
#•Kildare Securities Series 2007-1A A2 144A 0.385% 12/10/43	194,596	194,198
•Merrill Lynch Mortgage Investors Trust Series 2003-A 1A 0.914% 3/25/28	82,521	78,186
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 2.419% 10/25/34	490,936	487,380
•Series 2004-10AR 2A2 2.467% 11/25/34	477,644	487,463
•New York Mortgage Trust Series 2005-3 M1 0.624% 2/25/36	50,713	46,523
Sequoia Mortgage Trust
•Series 2003-4 1A1 0.796% 7/20/33	753,827	706,657
•Series 2004-10 A2 0.816% 11/20/34	601,214	566,160
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-12 3A1 2.431% 9/25/34	525,275	529,470

LVIP Global Income Fund––6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 0.878% 1/19/34	467,024	$452,215
•Series 2004-AR6 A1A 0.878% 2/19/35	483,140	452,880
Structured Asset Mortgage Investments Trust
•Series 2003-AR1 A1 0.918% 10/19/33	522,308	491,639
•Series 2003-AR2 A1 0.914% 12/19/33	133,683	128,417
Thornburg Mortgage Securities Trust
•Series 2003-4 A1 0.814% 9/25/43	408,669	394,569
•Series 2007-4 1A1 2.374% 9/25/37	444,408	435,240
WaMu Mortgage Pass Through Certificates Trust
•¿Series 2005-AR2 1A1A 0.504% 1/25/45	453,519	418,695
•¿Series 2005-AR8 2AB2 0.594% 7/25/45	195,663	180,653
•¿Series 2005-AR19 A1A1 0.444% 12/25/45	512,677	492,338
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.49% 11/25/33	403,489	402,710
•Series 2003-O 1A2 2.491% 1/25/34	158,179	159,033
•Series 2004-I 2A1 2.601% 7/25/34	211,794	211,362
•Series 2004-X 1A1 2.615% 11/25/34	236,360	236,802
•Series 2005-AR9 2A2 2.591% 10/25/33	614,089	606,030

Total Non-Agency Collateralized Mortgage Obligations (Cost $12,544,292)		12,545,752

«SENIOR SECURED LOANS–0.72%
24 Hour Fitness Tranche B 1st Lien 4.75% 5/30/21	161,627	161,375
Allison Transmission Tranche B4 1st Lien 3.50% 8/23/19	41,594	41,490
Appvion Tranche B 1st Lien 5.75% 6/28/19	219,644	202,896
Autoparts Holdings 1st Lien 6.50% 7/29/17	213,231	213,231
AZ Chem US Tranche B 1st Lien 4.50% 6/12/21	73,396	73,630
BMC Software 1st Lien 5.00% 9/10/20	797,100	781,533
Bowie Recourse Tranche B 1st Lien 0.068% 8/12/20	22,176	21,746

	Principal	Value
	Amount°	(U.S. $)
«SENIOR SECURED LOANS (continued)
Boyd Gaming Tranche A 1st Lien 3.00% 8/14/18	7,845	$7,810
Calpine Construction Finance Tranche B 3.00% 5/3/20	122,398	120,982
Calpine Construction Tranche B2 1st Lien 0.033% 1/31/22	66,726	66,217
Ciena Tranche B 3.75% 7/15/19	31,179	31,218
CITGO Petroleum Tranche B 4.50% 7/29/21	14,979	14,886
Connolly Tranche 1st Lien 5.00% 5/14/21	226,740	228,229
Crowne Group Tranche B 1st Lien 6.00% 10/2/21	223,577	222,319
Diamond Reports 1st Lien 5.50% 5/9/21	75,662	76,135
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	138,050	139,670
Doncasters Group Tranche B 1st Lien 4.50% 4/9/20	38,390	38,510
FGI Operating Tranche B 5.50% 4/19/19	926,023	904,665
Fieldwood Energy 1st Lien 3.875% 9/25/18	235,257	220,385
Grifols Worldwide Operations Tranche B 1st Lien 0.032% 2/27/21	141,904	141,928
Guggenheim Partners Tranche B 4.25% 7/22/20	55,676	56,163
Henniges Automotive Tranche B 1st Lien 5.50% 6/12/21	146,415	147,604
Ineos US Finance Tranche B 1st Lien 4.25% 3/31/22	35,462	35,547
Interactive Data 1st Lien 4.75% 5/2/21	181,490	182,530
Kinetic Concepts Tranche E1 4.50% 5/4/18	137,257	137,943
M/A-COM Tech Solutions Tranche B 4.50% 5/8/21	76,423	77,202
Men’s Wearhouse Tranche B 1st Lien 4.50% 6/18/21	171,958	173,006
MoneyGram International Tranche B 1st Lien 4.25% 3/28/20	649,307	614,407
Ocean Rig (Drillship) Tranche B 1st Lien 5.50% 7/25/21	300,847	251,959
OCI Beaumont Tranche B3 1st Lien 5.50% 8/20/19	605,241	610,159
Onsite Rental Group Tranche B 1st Lien 5.50% 7/31/21	228,489	223,897
Overseas Shipholding Tranche B- Exit 5.25% 8/5/19	135,012	134,422
Oxbow Carbon & Minerals Tranche B 1st Lien 4.25% 7/19/19	79,012	76,661

LVIP Global Income Fund––7

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Party City Tranche B 1st Lien 4.00% 7/27/19	86,984	$87,039
Peabody Energy Tranche B 4.25% 9/24/20	164,853	148,523
Post Holdings Ince Tranche B 1st Lien 3.75% 6/2/21	40,480	40,520
Radio One 7.50% 3/31/16	132,721	132,776
Regal Cinemas 1st Lien 2.78% 8/23/17	59,062	59,152
Regal Entertainment (Cinemas) 1st Lien 0.038% 3/27/22	37,482	37,605
ROC Finance 1st Lien 5.00% 6/20/19	75,480	73,144
Savers Tranche C 5.00% 10/3/19	221,428	217,069
Seaworld Tranche B2 1st Lien 0.03% 5/14/20	169,558	165,797
Sensus 4.50% 5/9/17	174,607	174,825
Signode Industrial Group Tranche B 1st Lien 3.75% 5/1/21	89,110	88,720
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/31/19	403,786	357,351
TGI Friday’s 1st Lien 5.25% 7/15/20	29,380	29,435
TransDigm Tranche C 3.75% 2/28/20	55,288	55,277
TransDigm Tranche D 1st Lien 3.75% 6/4/21	40,114	40,078
Tronox Pigments Tranche B 4.25% 3/19/20	53,406	53,475
UCI International Tranche B 5.50% 7/26/17	78,643	77,562
Univar Tranche B 5.00% 6/30/17	60,086	60,081
UPC Broadband Holding Tranche AH 3.25% 6/30/21	140,567	140,030
Utex Industries Tranche B 5.00% 5/22/21	378,629	343,606
Valeant Pharma International Tranche BF2-DD 1st Lien 4.00% 3/13/22	305,985	307,706
Wayne Fueling Systems 1st Lien 4.75% 6/20/21	228,970	229,185
William Morris Endeavor Entertainment Tranche B 1st Lien 6.50% 5/6/21	476,729	473,869
WireCo WorldGroup 6.00% 2/15/17	5,972	5,957
Worldpay Tranche B 1st Lien 4.00% 11/30/19	32,052	32,363

		Principal	Value
		Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Zuffa Tranche B 1st Lien 3.75% 2/25/20		46,792	$46,588

Total Senior Secured Loans (Cost $10,099,287)			9,908,088

ΔSOVEREIGN BONDS–51.20%
Australia–0.49%
Australia Government Bonds
5.25% 3/15/19	AUD	1,565,000	1,351,666
5.75% 5/15/21	AUD	5,770,000	5,349,135

			6,700,801

Brazil–1.34%
Brazil Letras do Tesouro Nacional
≠0.396% 1/1/16	BRL	2,860,000	814,562
≠2.267% 1/1/17	BRL	14,140,000	3,552,719
≠11.133% 10/1/15	BRL	530,000	155,909
≠11.269% 7/1/16	BRL	160,000	42,788
≠11.307% 10/1/16	BRL	500,000	129,384
≠12.256% 1/1/18	BRL	8,530,000	1,899,144
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	146,500	1,226,121
6.00% 8/15/18	BRL	100,000	81,255
6.00% 5/15/19	BRL	12,000	98,765
6.00% 8/15/20	BRL	1,000	8,073
6.00% 8/15/22	BRL	432,000	3,474,669
6.00% 5/15/23	BRL	335,500	2,729,598
6.00% 8/15/24	BRL	3,000	23,959
6.00% 5/15/45	BRL	50,000	394,102
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	3,000,000	893,418
10.00% 1/1/21	BRL	2,800,000	776,728
10.00% 1/1/23	BRL	8,250,000	2,232,822

			18,534,016

Finland–1.40%
Finland Government Bonds
#144A 3.50% 4/15/21	EUR	6,700,000	8,710,999
#144A 4.25% 7/4/15	EUR	9,800,000	10,660,159

			19,371,158

Germany–3.63%
Bundesrepublik Deutschland
1.50% 9/4/22	EUR	5,450,000	6,505,636
2.25% 9/4/20	EUR	17,200,000	20,864,895
3.25% 7/4/21	EUR	8,000,000	10,385,620
3.50% 7/4/19	EUR	6,700,000	8,333,444
4.25% 7/4/39	EUR	1,100,000	2,174,546
4.75% 7/4/34	EUR	1,000,000	1,919,503

			50,183,644

Hungary–2.28%
Hungary Government Bonds
4.00% 4/25/18	HUF	35,650,000	134,403

LVIP Global Income Fund––8

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Hungary (continued)
Hungary Government Bonds (continued)
5.50% 2/12/16	HUF	230,900,000	$853,158
5.50% 12/22/16	HUF	134,120,000	510,853
5.50% 12/20/18	HUF	44,780,000	178,691
5.50% 6/24/25	HUF	933,240,000	3,971,228
6.00% 11/24/23	HUF	292,820,000	1,267,871
6.50% 6/24/19	HUF	461,600,000	1,920,692
6.75% 2/24/17	HUF	1,145,000,000	4,480,813
6.75% 11/24/17	HUF	183,690,000	741,649
7.00% 6/24/22	HUF	370,680,000	1,655,767
7.50% 11/12/20	HUF	31,620,000	141,065
Hungary Government International Bonds
4.125% 2/19/18		2,510,000	2,630,229
5.375% 2/21/23		4,640,000	5,208,400
6.25% 1/29/20		4,182,000	4,780,143
6.375% 3/29/21		2,580,000	3,004,152

			31,479,114

Iceland–0.08%
#Iceland Government International Bond 144A
5.875% 5/11/22		950,000	1,098,732

			1,098,732

Indonesia–1.12%
Indonesia Treasury Bills
≠5.741% 5/4/15	IDR	288,000,000	21,932
≠6.217% 2/4/16	IDR	5,650,000,000	410,542
≠6.438% 1/7/16	IDR	9,170,000,000	670,879
Indonesia Treasury Bonds
7.875% 4/15/19	IDR	19,546,000,000	1,533,034
8.25% 7/15/21	IDR	590,000,000	47,228
8.375% 3/15/24	IDR	56,010,000,000	4,563,262
8.375% 3/15/34	IDR	29,440,000,000	2,400,597
10.00% 9/15/24	IDR	25,030,000,000	2,238,287
10.00% 2/15/28	IDR	7,040,000,000	643,674
11.00% 11/15/20	IDR	233,000,000	20,894
12.80% 6/15/21	IDR	29,990,000,000	2,919,407

			15,469,736

Ireland–0.81%
Ireland Government Bond 5.40% 3/13/25	EUR	7,191,700	11,169,199

			11,169,199

Japan–4.38%
Japan Government 10 Yr Bonds
1.70% 12/20/16	JPY	700,000,000	6,002,283
1.70% 3/20/17	JPY	700,000,000	6,026,186
1.90% 6/20/16	JPY	1,350,000,000	11,510,929
Japan Government 20 Yr Bond
1.50% 3/20/34	JPY	2,050,000,000	18,382,666

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Government 20 Yr Bonds
1.90% 3/22/21	JPY	1,050,000,000	$9,664,175
1.90% 6/20/25	JPY	453,000,000	4,338,796
Japan Government 30 Yr Bond
1.70% 9/20/44	JPY	500,000,000	4,517,582

			60,442,617

Malaysia–5.90%
Bank Negara Malaysia Monetary Notes
≠3.002% 5/19/15	MYR	10,795,000	2,902,686
≠3.054% 7/16/15	MYR	2,530,000	676,867
≠3.073% 4/16/15	MYR	800,000	215,729
≠3.076% 4/28/15	MYR	1,480,000	398,685
≠3.103% 6/16/15	MYR	18,560,000	4,978,493
≠3.134% 6/3/15	MYR	1,610,000	432,351
≠3.167% 8/11/15	MYR	13,220,000	3,528,759
≠3.185% 6/4/15	MYR	1,830,000	491,388
≠3.197% 6/18/15	MYR	360,000	96,565
≠3.20% 4/23/15	MYR	290,000	78,154
≠3.205% 8/18/15	MYR	640,000	170,727
≠3.209% 11/12/15	MYR	230,000	60,893
≠3.216% 10/1/15	MYR	1,620,000	430,460
≠3.234% 11/24/15	MYR	720,000	190,412
≠3.279% 11/3/15	MYR	51,540,000	13,654,318
≠3.28% 10/27/15	MYR	360,000	95,434
≠3.286% 6/30/15	MYR	20,380,000	5,460,016
≠3.302% 5/28/15	MYR	5,900,000	1,585,220
≠6.193% 8/4/15	MYR	37,390,000	9,986,201
Malaysia Government Bonds
3.172% 7/15/16	MYR	6,350,000	1,712,995
3.197% 10/15/15	MYR	29,245,000	7,904,232
3.314% 10/31/17	MYR	6,230,000	1,681,438
3.654% 10/31/19	MYR	12,400,000	3,359,375
3.835% 8/12/15	MYR	39,330,000	10,651,644
4.181% 7/15/24	MYR	6,100,000	1,679,489
4.72% 9/30/15	MYR	26,359,000	7,177,245
Malaysia Treasury Bills
≠2.989% 7/24/15	MYR	370,000	98,925
≠2.993% 3/18/16	MYR	420,000	109,886
≠2.999% 6/26/15	MYR	100,000	26,806
≠3.001% 9/11/15	MYR	420,000	111,795
≠3.03% 6/5/15	MYR	280,000	75,177
≠3.04% 9/25/15	MYR	110,000	29,259
≠3.15% 8/14/15	MYR	2,360,000	629,809
≠3.20% 5/13/15	MYR	2,760,000	742,519
≠3.25% 1/22/16	MYR	190,000	49,959

			81,473,911

Mexico–6.82%
Mexican Bonos
6.00% 6/18/15	MXN	59,571,000	3,939,054

LVIP Global Income Fund––9

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued)
6.25% 6/16/16	MXN	354,770,000	$23,998,470
6.50% 6/10/21	MXN	341,000,000	23,509,098
7.25% 12/15/16	MXN	196,822,000	13,642,847
7.50% 6/3/27	MXN	79,700,000	5,812,869
7.75% 12/14/17	MXN	24,000,000	1,704,682
7.75% 11/23/34	MXN	50,000,000	3,777,239
8.00% 12/17/15	MXN	55,139,000	3,734,825
8.50% 12/13/18	MXN	94,640,000	6,947,767
Mexican Cetes
≠3.093% 5/28/15	MXN	225,562,000	1,471,789
≠3.604% 4/1/15	MXN	256,070,000	1,678,964
≠3.669% 3/31/16	MXN	70,660,000	446,709
≠3.819% 10/1/15	MXN	70,239,000	452,975
≠3.842% 9/17/15	MXN	105,358,000	680,316
≠4.682% 4/16/15	MXN	122,918,000	804,900
Mexican Udibonos
2.50% 12/10/20	MXN	3,968,487	260,968
3.50% 12/14/17	MXN	7,264,079	501,831
4.00% 6/13/19	MXN	5,038,759	354,634
5.00% 6/16/16	MXN	7,163,410	493,415

			94,213,352

Netherlands–1.91%
Netherlands Government Bond
5.50% 1/15/28	EUR	15,000,000	26,338,113

			26,338,113

New Zealand–2.94%
New Zealand Government Bonds
5.50% 4/15/23	NZD	7,300,000	6,333,615
6.00% 12/15/17	NZD	21,000,000	16,875,203
6.00% 5/15/21	NZD	20,000,000	17,310,365

			40,519,183

Peru–0.01%
Peru Government Bond
7.84% 8/12/20	PEN	427,000	157,521

			157,521

Philippines–0.28%
Philippine Government Bonds
1.625% 4/25/16	PHP	55,520,000	1,232,450
7.00% 1/27/16	PHP	10,500,000	243,151
9.125% 9/4/16	PHP	6,310,000	153,627
Philippine Treasury Bills
≠1.196% 4/8/15	PHP	5,680,000	126,926
≠1.355% 11/4/15	PHP	5,590,000	123,515
≠1.358% 5/6/15	PHP	4,830,000	107,823
≠1.402% 6/3/15	PHP	7,340,000	163,524
≠1.406% 8/5/15	PHP	12,150,000	270,066
≠1.427% 7/8/15	PHP	1,800,000	39,889
≠1.432% 3/2/16	PHP	11,590,000	252,244

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Philippine Treasury Bills (continued)
≠1.435% 12/2/15	PHP	13,890,000	$306,309
≠1.435% 2/3/16	PHP	14,940,000	326,531
≠1.492% 9/2/15	PHP	6,110,000	135,221
≠1.493% 10/7/15	PHP	17,940,000	394,008

			3,875,284

Poland–3.05%
Poland Government Bonds
•2.01% 1/25/17	PLN	13,308,000	3,518,521
•2.01% 1/25/21	PLN	11,269,000	2,970,002
4.75% 10/25/16	PLN	41,750,000	11,554,320
5.25% 10/25/17	PLN	30,030,000	8,635,252
5.25% 10/25/20	PLN	25,500,000	7,885,049
5.50% 10/25/19	PLN	13,750,000	4,203,034
5.75% 10/25/21	PLN	8,050,000	2,606,001
Poland Government International Bonds 6.375% 7/15/19		680,000	801,550

			42,173,729

Portugal–1.07%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,160,000	4,606,285
Portugal Obrigacoes do Tesouro OT
#144A 3.875% 2/15/30	EUR	7,500,000	9,924,978
#144A 4.95% 10/25/23	EUR	38,200	52,703
#144A 5.65% 2/15/24	EUR	94,800	137,040

			14,721,006

Republic of Korea–4.57%
Korea Monetary Stabilization Bonds
1.92% 3/9/16	KRW	126,640,000	114,431
1.96% 2/2/17	KRW	733,200,000	664,104
1.977% 8/4/15	KRW	338,160,000	303,226
2.00% 5/5/15	KRW	507,240,000	456,742
2.07% 12/2/16	KRW 3,019,200,000		2,738,506
2.47% 4/2/15	KRW 4,724,870,000		4,260,747
2.76% 6/2/15	KRW11,470,000,000		10,360,939
2.79% 6/2/16	KRW 1,445,500,000		1,319,949
2.80% 8/2/15	KRW 9,507,160,000		8,604,437
2.80% 4/2/16	KRW 6,149,000,000		5,605,059
2.81% 10/2/15	KRW	142,000,000	128,749
2.90% 12/2/15	KRW13,179,200,000		11,978,498
Korea Treasury Bonds
2.75% 12/10/15	KRW 6,928,300,000		6,293,586
2.75% 6/10/16	KRW 4,452,000,000		4,064,306
3.00% 12/10/16	KRW 5,054,100,000		4,654,655
3.25% 6/10/15	KRW	849,700,000	768,426
4.00% 9/10/15	KRW	661,400,000	602,374

LVIP Global Income Fund—10

LVIP Global Income Fund

Schedule of Investments (continued)

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Treasury Bonds (continued)
4.00% 3/10/16	KRW	253,600,000	$233,584

			63,152,318

Republic of Lithuania–0.24%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,966,606
#144A 7.375% 2/11/20		1,060,000	1,304,944

			3,271,550

Russia–0.10%
Russian-Eurobond
#144A 7.50% 3/31/30		1,049,850	1,207,223
7.50% 3/31/30		181,325	208,506

			1,415,729

Serbia–0.29%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,409,251
#144A 5.25% 11/21/17		880,000	916,828
#144A 7.25% 9/28/21		1,390,000	1,607,049

			3,933,128

Singapore–1.62%
Monetary Authority of Singapore
≠0.63% 5/4/15	SGD	18,260,000	13,294,528
≠0.67% 4/10/15	SGD	3,600,000	2,622,570
≠0.739% 4/6/15	SGD	1,160,000	845,132
≠0.804% 5/15/15	SGD	3,456,000	2,515,532
≠0.853% 5/22/15	SGD	2,020,000	1,470,056
Singapore Government Bond 1.125% 4/1/16	SGD	2,310,000	1,683,523

			22,431,341

Slovenia–0.65%
Slovenia Government International Bonds
#144A 5.50% 10/26/22		4,340,000	5,018,299
#144A 5.85% 5/10/23		3,285,000	3,900,937

			8,919,236

Ukraine–0.81%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	78,500
#144A 8.375% 11/3/17		100,000	38,704
Ukraine Government International Bonds
#144A 4.95% 10/13/15	EUR	100,000	47,926
#144A 6.25% 6/17/16		1,090,000	441,781
#144A 6.58% 11/21/16		1,028,000	414,150
#144A 6.75% 11/14/17		1,790,000	709,538
#144A 7.50% 4/17/23		4,330,000	1,830,291
#144A 7.75% 9/23/20		3,443,000	1,382,020
#144A 7.80% 11/28/22		2,960,000	1,182,402

		Principal	Value
		Amount°	(U.S. $)

ΔSOVEREIGN BONDS (continued)
Ukraine (continued)
Ukraine Government International Bonds (continued)
#144A 7.95% 2/23/21		3,670,000	$1,463,082
#144A 9.25% 7/24/17		8,870,000	3,568,845

			11,157,239

United Kingdom–5.41%
United Kingdom Gilt
4.25% 12/7/27	GBP	14,060,000	26,726,962
4.50% 9/7/34	GBP	10,650,000	21,722,043
4.75% 3/7/20	GBP	8,700,000	15,185,264
5.00% 3/7/25	GBP	5,700,000	11,104,693

			74,738,962

Total Sovereign Bonds (Cost $762,166,804)			706,940,619

SUPRANATIONAL BANKS–1.69%
Asian Development Bank
2.35% 6/21/27	JPY	620,000,000	6,357,761
European Investment Bank
1.40% 6/20/17	JPY	1,960,000,000	16,931,864

Total Supranational Banks (Cost $24,817,932)			23,289,625

U.S. TREASURY OBLIGATIONS–23.56%
U.S. Treasury Bonds
3.125% 8/15/44		8,724,000	9,775,652
3.625% 8/15/43		11,143,000	13,618,841
U.S. Treasury Notes
0.625% 8/15/16		38,000,000	38,115,786
0.625% 5/31/17		31,000,000	31,004,836
0.625% 4/30/18		29,000,000	28,739,464
0.875% 12/31/16		29,500,000	29,702,813
1.00% 8/31/19		30,000,000	29,625,000
1.125% 4/30/20		24,500,000	24,180,349
1.25% 9/30/15		5,000,000	5,027,735
1.625% 6/30/19		32,264,900	32,769,039
1.625% 8/15/22		21,000,000	20,832,651
1.75% 5/15/22		30,000,000	30,084,360
2.50% 5/15/24		14,680,000	15,422,030
4.25% 8/15/15		10,000,000	10,154,690
4.50% 11/15/15		6,000,000	6,160,782

Total U.S. Treasury Obligations (Cost $314,406,874)			325,214,028

LVIP Global Income Fund––11

LVIP Global Income Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–6.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	84,399,882	$84,399,882

Total Money Market Fund (Cost $84,399,882)		84,399,882

	Principal	Value
	Amount°	(U.S. $)

SHORT-TERM INVESTMENTS–1.61%
≠Discount Note–1.06%
Federal Home Loan Bank 0.01% 4/1/15	14,635,000	$14,635,000

		14,635,000

≠U.S. Treasury Obligations–0.55%
U.S. Treasury Bill 0.01% 5/7/15	7,500,000	7,499,865

		7,499,865

Total Short-Term Investments (Cost $22,134,925)		22,134,865

TOTAL VALUE OF SECURITIES–96.80% (Cost $1,384,349,379)	1,336,432,831
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.20%	44,227,901

NET ASSETS APPLICABLE TO 119,781,371 SHARES OUTSTANDING–100.00%	$1,380,660,732

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $99,069,761, which represents 7.18% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

«	Includes $265,506 cash pledged as collateral for futures contracts as of March 31, 2015.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(12,137,044)	USD	15,100,000	11/25/15	$1,990,715
BAML	EUR	(251,705)	USD	287,404	2/14/16	14,971
BCLY	CLP	64,000,000	USD	(101,298)	5/6/15	861
BCLY	CLP	173,000,000	USD	(304,417)	6/4/15	(29,043)
BCLY	EUR	(390,401)	USD	538,786	4/22/15	118,802
BCLY	EUR	(273,608)	USD	379,347	4/30/15	84,974
BCLY	EUR	(60,000)	USD	83,267	5/7/15	18,708
BCLY	EUR	(878,515)	USD	1,205,955	5/18/15	260,541
BCLY	EUR	(343,382)	USD	467,518	5/29/15	97,933
BCLY	EUR	(405,004)	USD	550,978	6/22/15	114,912
BCLY	EUR	(1,130,000)	USD	1,538,552	6/30/15	321,739
BCLY	EUR	(228,000)	USD	311,416	7/16/15	65,832
BCLY	EUR	(357,000)	USD	483,996	7/20/15	99,437

LVIP Global Income Fund—12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	EUR	(767,000)	USD	1,034,629	7/28/15	$208,306
BCLY	EUR	(59,984)	USD	80,757	7/29/15	16,132
BCLY	EUR	(97,592)	USD	130,904	8/4/15	25,751
BCLY	EUR	(1,015,000)	USD	1,364,439	8/5/15	270,784
BCLY	EUR	(705,000)	USD	946,121	8/18/15	186,319
BCLY	EUR	(251,004)	USD	333,992	8/26/15	63,440
BCLY	EUR	(63,718)	USD	82,921	9/21/15	14,210
BCLY	EUR	(153,728)	USD	198,214	9/24/15	32,430
BCLY	EUR	(590,000)	USD	753,315	9/29/15	116,982
BCLY	EUR	(617,237)	USD	783,872	10/27/15	117,686
BCLY	EUR	(174,440)	USD	219,139	11/6/15	30,817
BCLY	EUR	(4,288,000)	USD	5,074,732	1/4/16	438,491
BCLY	EUR	(268,000)	USD	312,783	1/10/16	22,973
BCLY	EUR	(142,000)	USD	161,384	2/1/16	7,741
BCLY	EUR	(627,000)	USD	718,649	2/8/16	40,119
BCLY	EUR	(725,415)	USD	827,793	2/14/16	42,639
BCLY	EUR	(992,741)	USD	1,105,953	2/25/16	31,156
BCLY	EUR	(233,016)	USD	249,360	3/3/16	(2,962)
BCLY	EUR	(145,209)	USD	156,014	3/9/16	(1,250)
BCLY	EUR	(8,017,383)	USD	8,833,151	3/13/16	149,289
BCLY	EUR	(590,000)	USD	652,118	3/16/16	13,023
BCLY	JPY	(122,220,000)	USD	1,202,858	4/17/15	183,700
BCLY	JPY	(275,090,000)	USD	2,694,121	6/10/15	398,558
BCLY	JPY	(79,441,000)	USD	784,002	6/30/15	120,864
BCLY	JPY	(49,760,000)	USD	490,476	7/29/15	74,897
BCLY	JPY	(13,360,000)	USD	131,092	8/11/15	19,489
BCLY	JPY	(11,394,000)	USD	110,741	8/24/15	15,540
BCLY	JPY	(34,125,000)	USD	330,457	8/26/15	45,321
BCLY	JPY	(24,430,094)	USD	229,145	9/18/15	24,936
BCLY	JPY	(288,100,000)	USD	2,675,614	10/13/15	266,020
BCLY	JPY	(108,530,000)	USD	1,019,923	10/22/15	111,989
BCLY	JPY	(81,840,000)	USD	693,430	2/13/16	6,698
BCLY	JPY	(190,420,000)	USD	1,604,280	2/14/16	6,394
BCLY	JPY	(288,085,900)	USD	2,415,491	2/25/16	(2,655)
BCLY	JPY	(192,553,560)	USD	1,625,528	3/14/16	8,490
BCLY	SGD	135,752	USD	(100,171)	8/12/15	(1,580)
BCLY	SGD	394,000	USD	(290,625)	8/17/15	(4,512)
BNYM	EUR	(33,956,000)	USD	38,677,062	4/30/15	2,144,058
BNYM	GBP	(27,873,500)	USD	42,304,113	4/30/15	966,711
BNYM	JPY	405,875,000	USD	(3,449,558)	4/30/15	(64,378)
BNYM	KRW	(5,116,440,370)	USD	4,618,539	4/2/15	5,004
BNYM	NZD	(54,201,000)	USD	40,167,657	4/30/15	(232,981)
BNYM	PLN	(64,397,500)	USD	17,264,584	4/30/15	293,042
BNYM	SEK	305,403,500	USD	(36,489,181)	4/30/15	(1,010,768)
BNYM	ZAR	(6,132,652)	USD	506,986	4/30/15	3,927
CITI	CLP	509,600,000	USD	(811,207)	4/10/15	4,110
CITI	EUR	(625,871)	USD	862,262	5/13/15	188,776
CITI	EUR	(1,630,646)	USD	2,229,297	5/26/15	474,290
CITI	EUR	(213,050)	USD	287,390	7/28/15	57,861
CITI	EUR	(146,969)	USD	196,547	8/10/15	38,176
CITI	EUR	(319,130)	USD	411,582	9/28/15	67,399
CITI	EUR	(4,177,000)	USD	5,230,126	11/9/15	720,375
CITI	EUR	(126,500)	USD	144,124	1/17/16	7,305
CITI	EUR	(45,000)	USD	51,687	1/25/16	3,006
CITI	EUR	(2,897,361)	USD	3,179,274	2/26/16	42,347

LVIP Global Income Fund—13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CITI	EUR	(162,300)	USD	173,904	3/3/16	$(1,842)
CITI	INR	47,593,000	USD	(759,146)	5/11/15	(1,861)
CITI	JPY	(25,100,000)	USD	247,959	4/15/15	38,663
CITI	JPY	(18,283,000)	USD	180,534	5/12/15	28,025
CITI	JPY	(18,273,000)	USD	179,766	5/14/15	27,337
CITI	JPY	(230,500,000)	USD	2,256,883	6/9/15	333,445
CITI	JPY	(430,080,000)	USD	4,205,668	6/10/15	616,748
CITI	JPY	(11,693,000)	USD	114,939	6/17/15	17,352
CITI	JPY	(296,974,000)	USD	2,938,533	7/24/15	458,514
CITI	JPY	(336,389,300)	USD	3,287,460	8/5/15	477,712
CITI	JPY	(36,124,000)	USD	354,591	8/11/15	52,829
CITI	JPY	(163,190,000)	USD	1,369,308	8/17/15	5,958
CITI	JPY	(105,000,000)	USD	986,805	10/22/15	108,402
CITI	JPY	(5,392,769)	USD	47,304	11/10/15	2,167
CITI	JPY	(687,957,400)	USD	6,019,586	11/12/15	261,099
CITI	JPY	(37,115,000)	USD	320,496	11/19/15	9,770
CITI	JPY	(41,691,000)	USD	359,715	11/20/15	10,670
CITI	JPY	(15,350,000)	USD	129,475	1/4/16	808
CITI	JPY	(18,282,000)	USD	156,736	1/25/16	3,407
CITI	JPY	(326,760,000)	USD	2,748,446	2/1/16	7,430
CITI	JPY	(24,520,467)	USD	204,133	3/3/16	(1,726)
CITI	JPY	(294,831,000)	USD	2,451,287	3/7/16	(24,201)
CITI	MXN	12,528,770	USD	(940,754)	6/8/15	(123,130)
CITI	MXN	12,515,000	USD	(943,638)	6/9/15	(126,963)
CITI	MXN	25,449,630	USD	(1,903,203)	6/12/15	(242,775)
CITI	MXN	10,937,500	USD	(818,859)	6/15/15	(105,387)
CITI	MXN	9,844,000	USD	(735,285)	6/22/15	(93,419)
CITI	MXN	16,923,055	USD	(1,271,168)	7/10/15	(169,113)
CITI	MXN	17,494,385	USD	(1,181,127)	7/13/15	(42,126)
CITI	MXN	101,273,256	USD	(7,313,733)	10/22/15	(770,930)
CITI	MXN	15,210,900	USD	(1,033,700)	12/11/15	(54,867)
CITI	MXN	7,292,440	USD	(480,240)	12/18/15	(11,224)
CITI	MXN	4,909,400	USD	(308,354)	3/1/16	5,565
CITI	MXN	2,142,000	USD	(133,445)	3/2/16	3,509
CITI	MXN	2,000,500	USD	(125,549)	3/4/16	2,338
CITI	MXN	12,100,000	USD	(771,743)	3/9/16	1,477
CITI	SGD	1,904,082	USD	(1,524,790)	5/18/15	(139,046)
DB	AUD	(459,687)	USD	363,036	6/18/15	14,500
DB	CLP	63,300,000	USD	(98,353)	4/20/15	2,835
DB	CLP	10,710,000	USD	(17,269)	4/24/15	(154)
DB	CLP	33,050,000	USD	(52,498)	4/27/15	303
DB	CLP	48,929,000	USD	(77,315)	5/5/15	794
DB	CLP	32,850,000	USD	(52,234)	5/6/15	202
DB	CLP	32,850,000	USD	(52,351)	5/7/15	80
DB	CLP	132,570,000	USD	(210,197)	5/11/15	1,309
DB	CLP	595,612,500	USD	(1,015,970)	5/12/15	(65,806)
DB	CLP	20,225,000	USD	(31,790)	5/18/15	455
DB	CLP	19,980,000	USD	(31,639)	5/19/15	212
DB	CLP	10,660,000	USD	(17,144)	5/26/15	(162)
DB	CLP	16,426,000	USD	(26,125)	5/29/15	35
DB	CLP	20,225,000	USD	(31,584)	6/17/15	575
DB	CLP	19,980,000	USD	(30,972)	6/18/15	795
DB	CLP	376,500,000	USD	(650,877)	6/19/15	(52,321)
DB	CLP	5,895,000	USD	(9,346)	7/7/15	11
DB	CLP	60,541,000	USD	(106,249)	7/10/15	(10,183)

LVIP Global Income Fund—14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
DB	CLP	64,100,000	USD	(108,314)	8/12/15	$(6,922)
DB	CLP	36,980,000	USD	(61,705)	8/27/15	(3,296)
DB	CLP	10,100,000	USD	(16,678)	9/8/15	(743)
DB	EUR	(790,628)	KRW	1,022,000,000	6/29/15	67,645
DB	EUR	(11,793,697)	PLN	49,897,952	6/23/15	429,133
DB	EUR	(62,412)	PLN	266,000	8/19/15	2,588
DB	EUR	(355,343)	PLN	1,518,347	8/24/15	15,655
DB	EUR	(970,692)	PLN	4,140,000	9/8/15	39,956
DB	EUR	(486,976)	PLN	2,120,000	1/1/16	28,264
DB	EUR	(867,313)	USD	1,198,464	4/7/15	265,622
DB	EUR	(780,573)	USD	1,077,401	4/13/15	237,785
DB	EUR	(1,882,859)	USD	2,521,467	5/7/15	495,524
DB	EUR	(388,000)	USD	487,250	5/21/15	69,687
DB	EUR	(683,600)	USD	934,003	6/10/15	198,107
DB	EUR	(1,022,920)	USD	1,268,059	6/18/15	166,752
DB	EUR	(865,000)	USD	1,180,466	7/16/15	248,755
DB	EUR	(196,000)	USD	265,756	7/22/15	54,619
DB	EUR	(3,960,836)	USD	4,762,771	7/23/15	495,954
DB	EUR	(1,010,900)	USD	1,363,259	7/27/15	274,191
DB	EUR	(9,978)	USD	13,442	7/29/15	2,692
DB	EUR	(396,000)	USD	531,165	8/20/15	104,368
DB	EUR	(99,312)	USD	131,352	8/31/15	24,296
DB	EUR	(51,000)	USD	67,395	9/2/15	12,417
DB	EUR	(476,300)	USD	628,344	9/8/15	114,835
DB	EUR	(3,491,845)	USD	3,951,555	9/17/15	186,332
DB	EUR	(1,956,000)	USD	2,518,995	9/28/15	409,444
DB	EUR	(1,320,000)	USD	1,696,728	10/21/15	272,266
DB	EUR	(193,000)	USD	244,985	10/26/15	36,684
DB	EUR	(775,000)	USD	985,878	10/28/15	149,396
DB	EUR	(416,044)	USD	531,267	10/30/15	82,195
DB	EUR	(24,586)	USD	31,138	11/3/15	4,598
DB	EUR	(187,000)	USD	234,541	11/5/15	32,665
DB	EUR	(143,000)	USD	178,214	11/12/15	23,810
DB	EUR	(81,717)	USD	102,265	11/16/15	14,022
DB	EUR	(22,847)	USD	28,560	11/19/15	3,886
DB	EUR	(564,000)	USD	703,099	11/30/15	93,842
DB	EUR	(400,000)	USD	499,080	12/4/15	66,938
DB	EUR	(2,121,000)	USD	2,639,266	12/14/15	347,248
DB	EUR	(590,000)	USD	736,627	12/15/15	99,038
DB	EUR	(878,675)	USD	1,053,900	12/25/15	104,109
DB	EUR	(8,528,000)	USD	9,715,950	2/14/16	485,662
DB	EUR	(12,807,821)	USD	14,101,411	3/13/16	228,884
DB	EUR	(269,000)	USD	296,465	3/14/16	5,096
DB	EUR	(77,628)	USD	85,204	3/17/16	1,115
DB	GBP	(658,064)	USD	997,297	7/23/15	21,888
DB	INR	34,425,000	USD	(548,956)	4/27/15	549
DB	INR	67,225,579	USD	(1,080,311)	4/30/15	(7,932)
DB	INR	64,954,250	USD	(1,042,597)	5/5/15	(7,642)
DB	INR	71,318,400	USD	(1,125,251)	5/25/15	5,913
DB	INR	58,270,771	USD	(926,156)	5/29/15	(2,782)
DB	JPY	(97,000,000)	USD	949,677	6/11/15	140,220
DB	JPY	(209,750,000)	USD	1,803,758	7/21/15	52,233
DB	JPY	(446,708,000)	USD	3,761,815	7/23/15	31,436
DB	JPY	(13,360,000)	USD	131,644	8/12/15	20,039
DB	JPY	(25,363,000)	USD	248,685	8/18/15	36,790

LVIP Global Income Fund—15

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
DB	JPY	(11,260,000)	USD	108,889	8/25/15	$14,806
DB	JPY	(23,347,000)	USD	225,378	8/27/15	30,295
DB	JPY	(282,199,000)	USD	2,379,207	9/17/15	20,371
DB	JPY	(284,100,000)	USD	2,640,089	10/13/15	263,950
DB	JPY	(338,543,000)	USD	2,951,681	11/16/15	117,635
DB	JPY	(29,985,000)	USD	258,536	11/18/15	7,509
DB	JPY	(28,991,000)	USD	243,409	12/25/15	465
DB	JPY	(41,390,576)	USD	353,053	1/17/16	5,989
DB	JPY	(54,738,000)	USD	463,332	2/15/16	3,992
DB	JPY	(129,367,000)	USD	1,077,430	3/10/16	(8,860)
DB	MXN	75,560,000	USD	(5,525,007)	10/14/15	(640,328)
DB	MXN	17,699,475	USD	(1,168,768)	12/17/15	(30,331)
DB	PHP	89,702,340	USD	(2,032,868)	6/26/15	(35,955)
DB	PLN	4,423,066	USD	(1,402,367)	7/31/15	(240,139)
DB	SGD	1,027,900	USD	(822,748)	5/19/15	(74,685)
DB	SGD	249,500	USD	(192,271)	5/28/15	(10,735)
DB	SGD	249,500	USD	(198,765)	5/29/15	(17,234)
DB	SGD	788,000	USD	(601,160)	6/23/15	(28,190)
DB	SGD	484,000	USD	(388,817)	8/7/15	(37,267)
DB	SGD	963,000	USD	(710,360)	8/12/15	(10,972)
DB	SGD	296,000	USD	(217,072)	8/24/15	(2,160)
DB	SGD	1,299,000	USD	(954,305)	8/26/15	(11,203)
GCM	DKK	(11,630,245)	USD	1,782,960	2/17/16	90,315
GSC	EUR	(388,556)	USD	539,370	5/7/15	121,287
GSC	EUR	(210,000)	USD	289,368	5/13/15	63,392
GSC	EUR	(456,438)	USD	628,716	5/14/15	137,546
GSC	EUR	(305,000)	USD	418,707	5/21/15	90,468
GSC	EUR	(311,000)	USD	423,173	6/1/15	88,427
GSC	EUR	(970,000)	USD	1,308,676	7/27/15	263,670
GSC	EUR	(203,000)	USD	272,576	8/12/15	53,819
GSC	EUR	(275,000)	USD	348,384	10/9/15	51,712
GSC	EUR	(1,929,000)	USD	2,453,688	10/29/15	371,605
GSC	EUR	(97,000)	USD	111,502	1/25/16	6,567
GSC	EUR	(115,000)	USD	132,127	2/3/16	7,692
GSC	EUR	(390,000)	USD	428,376	3/17/16	5,912
GSC	JPY	(24,447,000)	USD	240,833	5/13/15	36,905
GSC	JPY	(170,648,500)	USD	1,681,299	6/1/15	257,490
GSC	JPY	(43,530,000)	USD	372,131	1/13/16	7,165
GSC	JPY	(52,074,000)	USD	441,886	2/1/16	5,064
GSC	JPY	(169,827,630)	USD	1,440,084	2/3/16	15,414
HSBC	EUR	(3,756,137)	KRW	4,867,766,000	9/30/15	317,370
HSBC	EUR	(461,000)	USD	635,569	4/10/15	139,719
HSBC	EUR	(799,545)	USD	1,110,256	4/16/15	250,197
HSBC	EUR	(3,710,250)	USD	4,832,007	6/8/15	838,044
HSBC	EUR	(1,775,000)	USD	2,382,094	8/4/15	469,579
HSBC	EUR	(520,000)	USD	662,602	9/30/15	101,752
HSBC	EUR	(94,000)	USD	104,519	2/25/16	2,749
HSBC	INR	12,575,500	USD	(201,676)	5/5/15	(1,303)
HSBC	INR	22,400,000	USD	(357,030)	5/11/15	(608)
HSBC	INR	102,017,000	USD	(1,623,740)	5/12/15	(850)
HSBC	INR	12,575,500	USD	(200,199)	6/3/15	(1,130)
HSBC	INR	38,132,000	USD	(598,076)	6/30/15	2,295
HSBC	INR	484,108,000	USD	(7,400,000)	10/8/15	67,487
HSBC	JPY	(345,200,000)	USD	3,379,576	6/9/15	499,008
HSBC	JPY	(292,980,000)	USD	2,870,397	6/10/15	425,546

LVIP Global Income Fund—16

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
HSBC	JPY	(50,970,000)	USD	439,094	7/16/15	$13,503
HSBC	JPY	(51,004,000)	USD	499,061	8/20/15	72,933
HSBC	JPY	(22,597,000)	USD	218,645	8/25/15	29,836
HSBC	JPY	(39,672,000)	USD	383,001	8/27/15	51,510
HSBC	JPY	(569,000,000)	USD	5,280,865	10/9/15	522,401
HSBC	JPY	(19,870,000)	USD	174,180	11/12/15	7,860
HSBC	JPY	(7,824,000)	USD	66,929	11/24/15	1,418
HSBC	JPY	(53,562,442)	USD	457,730	1/17/16	8,603
HSBC	JPY	(246,670,000)	USD	2,093,991	2/1/16	24,807
HSBC	JPY	(36,590,000)	USD	310,174	2/13/16	3,142
HSBC	JPY	(53,500,000)	USD	450,053	2/22/16	1,018
HSBC	MXN	40,878,200	USD	(3,040,967)	9/4/15	(390,180)
HSBC	MXN	29,567,420	USD	(1,858,885)	3/1/16	31,730
HSBC	SGD	1,245,000	USD	(996,478)	5/19/15	(90,420)
HSBC	SGD	630,000	USD	(479,489)	6/22/15	(21,392)
HSBC	SGD	484,000	USD	(358,492)	8/11/15	(6,974)
HSBC	SGD	296,000	USD	(217,956)	8/17/15	(3,008)
HSBC	SGD	296,000	USD	(217,956)	8/18/15	(3,013)
HSBC	SGD	834,400	USD	(598,565)	9/16/15	6,930
HSBC	SGD	837,000	USD	(663,233)	9/21/15	(55,922)
JPMC	CLP	600,075,000	USD	(1,024,019)	5/11/15	(66,640)
JPMC	CLP	103,600,000	USD	(165,826)	5/26/15	(787)
JPMC	CLP	3,644,767,200	USD	(5,754,744)	6/11/15	43,486
JPMC	CLP	92,140,000	USD	(143,186)	6/18/15	3,310
JPMC	CLP	30,560,000	USD	(51,513)	8/20/15	(3,211)
JPMC	CLP	66,100,000	USD	(110,314)	8/28/15	(5,919)
JPMC	EUR	(671,551)	HUF	211,290,000	9/23/15	29,180
JPMC	EUR	(537,007)	HUF	169,141,000	9/25/15	23,939
JPMC	EUR	(4,233,867)	KRW	5,478,200,000	10/14/15	347,555
JPMC	EUR	(566,000)	USD	784,504	4/14/15	175,683
JPMC	EUR	(108,077)	USD	149,519	4/22/15	33,252
JPMC	EUR	(81,085)	USD	101,769	5/20/15	14,508
JPMC	EUR	(292,994)	USD	400,529	5/26/15	85,190
JPMC	EUR	(1,774,000)	USD	2,385,072	7/31/15	473,765
JPMC	EUR	(784,000)	USD	1,052,030	8/20/15	207,058
JPMC	EUR	(324,000)	USD	432,589	8/21/15	83,385
JPMC	EUR	(3,750,000)	USD	4,879,125	9/8/15	836,165
JPMC	EUR	(170,000)	USD	215,453	10/7/15	32,065
JPMC	EUR	(270,000)	USD	341,782	10/14/15	50,467
JPMC	EUR	(110,916)	USD	138,983	11/12/15	19,222
JPMC	EUR	(395,000)	USD	493,090	12/15/15	66,230
JPMC	EUR	(4,288,000)	USD	5,071,413	1/3/16	435,291
JPMC	EUR	(4,269,000)	USD	5,044,464	1/4/16	428,765
JPMC	EUR	(4,310,000)	USD	5,045,411	1/11/16	384,546
JPMC	EUR	(214,000)	USD	245,683	2/3/16	14,125
JPMC	EUR	(51,000)	USD	54,613	3/3/16	(612)
JPMC	INR	471,150,000	USD	(7,551,691)	4/21/15	(21,159)
JPMC	INR	998,000	USD	(15,822)	4/22/15	125
JPMC	JPY	(73,430,000)	USD	720,163	4/21/15	107,812
JPMC	JPY	(87,540,000)	USD	858,719	4/22/15	128,690
JPMC	JPY	(26,934,000)	USD	229,548	5/20/15	4,856
JPMC	JPY	(271,440,000)	USD	2,656,957	6/11/15	391,814
JPMC	JPY	(114,500,000)	USD	1,125,633	6/17/15	170,045
JPMC	JPY	(458,000,000)	USD	4,529,496	7/24/15	704,755
JPMC	JPY	(159,300,000)	USD	1,576,291	7/27/15	245,915

LVIP Global Income Fund—17

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
JPMC	JPY	(124,260,500)	USD	1,218,240	8/19/15	$180,087
JPMC	JPY	(34,396,000)	USD	336,717	8/20/15	49,346
JPMC	JPY	(59,316,000)	USD	526,867	8/26/15	31,243
JPMC	JPY	(27,309,000)	USD	263,974	8/27/15	35,786
JPMC	JPY	(11,285,000)	USD	109,100	8/31/15	14,798
JPMC	JPY	(24,468,902)	USD	225,231	9/29/15	20,656
JPMC	JPY	(5,819,000)	USD	53,610	9/30/15	4,959
JPMC	JPY	(1,144,000,000)	USD	10,560,812	10/7/15	994,215
JPMC	JPY	(176,475,000)	USD	1,669,631	10/19/15	193,405
JPMC	JPY	(333,310,000)	USD	3,152,613	10/20/15	364,376
JPMC	JPY	(274,457,000)	USD	2,411,494	11/12/15	114,177
JPMC	JPY	(176,475,000)	USD	1,518,868	1/5/16	39,577
JPMC	JPY	(246,545,000)	USD	2,092,974	2/1/16	24,839
JPMC	JPY	(163,630,000)	USD	1,380,873	2/2/16	8,231
JPMC	JPY	(174,740,000)	USD	1,479,111	2/3/16	13,232
JPMC	JPY	(113,300,000)	USD	956,138	2/17/16	5,320
JPMC	PHP	31,700,000	USD	(719,506)	6/25/15	(13,778)
JPMC	PHP	24,670,000	USD	(559,443)	6/29/15	(10,336)
JPMC	PHP	15,630,000	USD	(347,874)	9/25/15	(1,695)
JPMC	SGD	448,398	USD	(358,833)	5/19/15	(32,508)
JPMC	SGD	1,678,253	USD	(1,341,422)	5/20/15	(120,090)
JPMC	SGD	518,000	USD	(394,817)	6/15/15	(18,093)
JPMC	SGD	2,444,854	USD	(1,829,022)	7/23/15	(52,592)
MSC	CLP	64,400,000	USD	(109,916)	5/11/15	(7,171)
MSC	CLP	785,334,400	USD	(1,240,557)	5/12/15	12,266
MSC	CLP	81,300,000	USD	(130,080)	5/20/15	(488)
MSC	CLP	42,500,000	USD	(74,463)	6/5/15	(6,820)
MSC	CLP	73,630,000	USD	(113,883)	6/19/15	3,173
MSC	CLP	113,510,000	USD	(195,306)	7/28/15	(15,500)
MSC	CLP	56,740,000	USD	(95,610)	8/18/15	(5,912)
MSC	EUR	(311,153)	PLN	1,328,000	5/27/15	14,796
MSC	EUR	(788,000)	USD	1,075,904	7/16/15	227,132
MSC	EUR	(1,139,000)	USD	1,541,910	7/22/15	314,942
MSC	EUR	(196,000)	USD	244,796	8/14/15	33,575
MSC	EUR	(196,000)	USD	263,135	8/17/15	51,903
MSC	EUR	(267,000)	USD	292,672	2/26/16	3,595
MSC	JPY	(328,879,680)	USD	3,235,031	4/16/15	492,638
MSC	JPY	(12,000,000)	USD	117,279	8/7/15	17,044
MSC	JPY	(9,000,000)	USD	78,483	11/16/15	3,141
MSC	JPY	(256,633,500)	USD	2,173,184	12/16/15	23,114
MSC	JPY	(48,880,000)	USD	406,338	3/7/16	(4,073)
SCB	EUR	(230,000)	USD	317,913	4/13/15	70,515
SCB	EUR	(3,415,000)	USD	4,697,589	5/13/15	1,022,781
SCB	EUR	(107,800)	USD	133,168	12/9/15	16,690
SCB	JPY	(18,274,000)	USD	180,181	5/13/15	27,746
SCB	JPY	(63,360,000)	USD	543,531	7/16/15	14,486
SCB	JPY	(31,894,000)	USD	267,472	8/26/15	977
SCB	JPY	(5,370,800)	USD	46,914	11/16/15	1,953
SCB	JPY	(46,050,000)	USD	390,850	1/3/16	4,860
UBS	EUR	(1,774,000)	USD	2,380,708	8/4/15	469,270

						$31,081,487

LVIP Global Income Fund—18

LVIP Global Income Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(40) U.S. Treasury 2 yr Notes	$(8,745,650)	$(8,766,250)	7/1/15	$(20,600)
(78) U.S. Treasury 5 yr Notes	(9,320,088)	(9,376,453)	7/1/15	(56,365)
(42) U.S. Treasury 10 yr Notes	(5,365,330)	(5,414,062)	6/22/15	(48,732)
(5) U.S. Treasury Long Bonds	(812,841)	(819,375)	6/22/15	(6,534)

	$(24,243,909)			$(132,231)

Swap Contracts

CDS Contracts

				Annual
				Protection		Unrealized
				Payments	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[1]		(Receipts)	Date	(Depreciation)

	Protection Purchased:
BCLY	CenturyLink		1,000,000	5.00%	6/20/17	$(8,129)
BCLY	DISH DBS		2,500,000	5.00%	3/20/16	3,545
BCLY	Pactiv		1,000,000	5.00%	6/20/17	(23,881)
CITI	Beazer Homes USA		3,000,000	5.00%	6/20/19	(37,329)
CITI	Dell		1,500,000	1.00%	6/20/16	(8,185)
CITI	Lennar		200,000	5.00%	9/20/19	(9,468)
CITI	Lennar		300,000	5.00%	12/20/19	(9,450)
JPMC	DPL		350,000	5.00%	12/20/16	(1,894)
JPMC	PPL Energy Supply		2,000,000	5.00%	6/20/16	(6,691)
JPMC	Tenet Healthcare		550,000	5.00%	12/20/16	(1,822)

						$(103,304)

	Protection Sold/Moody’s Rating:
BCLY	Anadarko Petroleum/Baa		500,000	1.00%	9/20/19	$(7,197)
CITI	Beazer Homes USA/B		200,000	5.00%	9/20/19	6,340
CITI	Beazer Homes USA/B		300,000	5.00%	12/20/19	4,927
CITI	CMBX.NA.AM.2/Baa		700,000	0.50%	3/15/49	4,328
CITI	MCDX.NA.22/A		500,000	1.00%	12/20/19	(974)
CITI	Tate & Lyle International Finance/Baa	EUR	350,000	1.00%	9/20/19	(985)
CITI	United Mexican States/A3		200,000	1.00%	6/20/20	26
CSFB	ICE - CDX.NA.HY.23		98,000	5.00%	12/20/19	1,788
JPMC	General Electric Capital 5 yr CDS/A		1,500,000	1.00%	3/20/19	13,257
JPMC	iHeartCommunications/Caa		250,000	5.00%	12/20/16	7,200
JPMC	PSEG Power/A		800,000	1.00%	3/20/20	9,060
JPMC	Republic of Portugal/Ba		1,000,000	1.00%	9/20/19	41,949
JPMC	Tenet Healthcare/Ba		400,000	5.00%	12/20/18	5,212

						$84,931

Total						$(18,373)

LVIP Global Income Fund—19

LVIP Global Income Fund

Schedule of Investments (continued)

Swap Contracts (continued)

Interest Rate Swap Contracts

					Unrealized
		Fixed Interest	Floating Interest	Termination	Appreciation
Counterparty	Notional Value[1]	Rate Paid	Rate Received	Date	(Depreciation)
JPMC 3-Month LIBOR Telerate Interest Rate Swap	14,880,000	3.018%	0.262%	8/22/23	$(1,292,113)
JPMC 3-Month LIBOR Telerate Interest Rate Swap	8,500,000	3.848%	0.262%	8/22/43	(2,667,510)
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	24,860,000	0.925%	0.256%	10/17/17	38,057
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	4,530,000	2.730%	0.256%	7/7/24	(292,627)
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	7,650,000	1.914%	0.256%	1/22/25	73,527
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	9,560,000	1.969%	0.257%	1/23/25	43,921
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	5,640,000	1.973%	0.256%	1/27/25	24,494
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	1,410,000	1.936%	0.256%	1/29/25	10,778
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	1,190,000	1.941%	0.253%	1/30/25	8,597
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	1,880,000	1.816%	0.255%	2/3/25	35,331
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	1,450,000	1.977%	0.269%	3/27/25	6,870
LCH-CITI 3-Month LIBOR Telerate Interest Rate Swap	1,450,000	1.985%	0.269%	3/27/25	5,891

Total	83,000,000				$(4,004,784)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BBA-LIBOR–British Bankers Association London

Interbank Offered Rate

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CSFB–Credit Suisse First Boston

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

CMBX.NA–Commercial Mortgage Backed Securities Index

North America

CDX.NA.HY–Credit Default Swap Index North American

High-Yield

DB–Deutsche Bank

DKK–Danish Krone

EUR–Euro

GBP–British Pound Sterling

GCM–Greenwich Capital Management

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

ICE–IntercontinentalExchange, Inc.

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

LVIP Global Income Fund—20

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

KRW–South Korean Won

LCH–London Clearing House

MCDX.NA–Municipal Credit Default Index North America

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REL–Real Estate

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Agency Mortgage-Backed Securities	$—	$5,974,092	$—	$5,974,092
Commercial Mortgage-Backed Securities	—	17,989,903	—	17,989,903
Corporate Bonds	—	85,477,369	—	85,477,369
Municipal Bonds	—	825,133	—	825,133
Non-Agency Asset-Backed Securities	—	41,403,475	330,000	41,733,475
Non-Agency Collateralized Mortgage Obligations	—	12,155,386	390,366	12,545,752
Senior Secured Loans	—	9,908,088	—	9,908,088
Sovereign Bonds	—	706,940,619	—	706,940,619
Supranational Banks	—	23,289,625	—	23,289,625
U.S. Treasury Obligations	—	325,214,028	—	325,214,028
Money Market Fund	84,399,882	—	—	84,399,882
Short-Term Investments	—	22,134,865	—	22,134,865

Total	$84,399,882	$1,251,312,583	$720,366	$1,336,432,831

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$31,081,487	$—	$31,081,487

Futures Contracts	$(132,231)	$—	$—	$(132,231)

Swap Contracts	$—	$(4,023,157)	$—	$(4,023,157)

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Global Income Fund—21

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–46.15%
U.S. MARKETS–37.52%
Aerospace & Defense–0.71%
Boeing	426	$63,934

		63,934

Automobiles–0.68%
General Motors	1,630	61,125

		61,125

Banks–3.26%
BB&T	1,242	48,426
JPMorgan Chase	2,827	171,260
Wells Fargo	1,332	72,461

		292,147

Beverages–0.45%
PepsiCo	421	40,256

		40,256

Capital Markets–1.76%
Ameriprise Financial	474	62,018
Ares Capital	5,584	95,877

		157,895

Commercial Services & Supplies–0.88%
Waste Management	1,448	78,525

		78,525

Communications Equipment–1.35%
Cisco Systems	2,915	80,235
QUALCOMM	594	41,188

		121,423

Consumer Finance–1.02%
Capital One Financial	312	24,592
Navient	3,309	67,272

		91,864

Containers & Packaging–0.91%
Packaging Corp of America	1,044	81,630

		81,630

Diversified Telecommunication Services–1.73%
AT&T	1,274	41,596
Verizon Communications	2,330	113,308

		154,904

Electric Utilities–1.58%
FirstEnergy	2,314	81,129
NextEra Energy	583	60,661

		141,790

Electrical Equipment–0.52%
Eaton	686	46,607

		46,607

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food & Staples Retailing–0.48%
Wal-Mart Stores	526	$43,263

		43,263

Food Products–0.44%
ConAgra Foods	1,085	39,635

		39,635

Hotels, Restaurants & Leisure–0.41%
Starwood Hotels & Resorts Worldwide	443	36,991

		36,991

Household Products–0.75%
Procter & Gamble	821	67,273

		67,273

Industrial Conglomerates–2.46%
General Electric	8,897	220,735

		220,735

Insurance–2.05%
Gallagher (Arthur J.)	984	46,002
MetLife	1,125	56,869
Prudential Financial	1,007	80,872

		183,743

Media–0.81%
Viacom Class B	1,067	72,876

		72,876

Multi-Utilities–0.56%
PG&E	939	49,833

		49,833

Oil, Gas & Consumable Fuels–1.49%
Devon Energy	979	59,043
Exxon Mobil	638	54,230
Williams	411	20,792

		134,065

Pharmaceuticals–3.86%
Johnson & Johnson	956	96,174
Lilly (Eli)	533	38,722
Merck	1,112	63,918
Pfizer	4,233	147,266

		346,080

Real Estate Investment Trusts–2.68%
Brixmor Property Group	2,006	53,259
Starwood Property Trust	4,278	103,955
Two Harbors Investment	7,806	82,900

		240,114

Semiconductors & Semiconductor Equipment–1.36%
Altera	1,719	73,762

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Maxim Integrated Products	1,395	$48,560

		122,322

Software–0.98%
Microsoft	2,165	88,018

		88,018

Specialty Retail–1.39%
Gap	1,701	73,704
L Brands	537	50,634

		124,338

Technology Hardware, Storage & Peripherals–1.64%
Apple	545	67,814
EMC	1,586	40,538
Hewlett-Packard	1,248	38,888

		147,240

Thrifts & Mortgage Finance–0.77%
New York Community Bancorp	4,107	68,710

		68,710

Tobacco–0.54%
Altria Group	962	48,119

		48,119

Total U.S. Markets (Cost $3,191,639)		3,365,455

§DEVELOPED MARKETS–8.63%
Auto Components–0.27%
Nokian Renkaat ADR	1,596	23,828

		23,828

Automobiles–0.54%
Volvo ADR	4,060	48,842

		48,842

Banks–1.13%
Australia & New Zealand Banking Group ADR	1,946	54,079
Banco Bilbao Vizcaya Argentaria ADR	4,718	47,322

		101,401

Beverages–0.38%
Anheuser-Busch InBev ADR	277	33,769

		33,769

Communications Equipment–0.47%
Ericsson ADR	3,387	42,507

		42,507

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Diversified Telecommunication Services–0.37%
Telefonica ADR	2,347	$33,679

		33,679

Food Products–0.79%
Unilever	1,702	71,076

		71,076

Insurance–1.91%
Direct Line Insurance Group ADR	2,701	51,859
Everest Re Group	270	46,980
Validus Holdings	892	37,553
†Zurich Insurance Group ADR	1,027	34,656

		171,048

Oil, Gas & Consumable Fuels–1.05%
Royal Dutch Shell ADR	662	39,488
TOTAL ADR	1,096	54,427

		93,915

Pharmaceuticals–1.11%
Novartis ADR	393	38,754
Sanofi ADR	1,232	60,910

		99,664

Wireless Telecommunication Services–0.61%
Vodafone Group ADR	1,672	54,641

		54,641

Total Developed Markets (Cost $803,286)		774,370

Total Common Stock (Cost $3,994,925)		4,139,825

CONVERTIBLE PREFERRED STOCK–4.65%
Capital One Financial 6.00% exercise price $25.00, expiration date 12/31/49	1,000	25,240
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	446	21,698
•Morgan Stanley 6.375% exercise price $25.00, expiration date 12/31/49	837	21,795
Public Storage 5.75% exercise price $25.00, expiration date 12/31/49	1,733	44,053
•SCE Trust III 5.75% exercise price $25.00, expiration date 12/31/49	4,000	109,800
Taubman Centers 6.50% exercise price $25.00, expiration date 12/31/49	1,701	43,920

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Verizon Communications 5.90% exercise price $25.00, expiration date 2/15/54	4,000	$108,200
Vornado Realty Trust 6.625% exercise price $25.00, expiration date 12/31/49	1,649	42,363

Total Convertible Preferred Stock (Cost $397,999)		417,069

PREFERRED STOCK–0.56%
•Morgan Stanley 5.55%	50,000	50,625

Total Preferred Stock (Cost $50,500)		50,625

MASTER LIMITED PARTNERSHIPS–5.77%
AllianceBernstein Holding	3,213	99,185
DCP Midstream Partners	1,073	39,647
Energy Transfer Partners	1,230	68,573
Enterprise Products Partners	1,159	38,166
MarkWest Energy Partners	627	41,445
ONEOK Partners	845	34,510
Plains All American Pipeline	1,176	57,353
Regency Energy Partners	1,605	36,706
Rose Rock Midstream	218	10,355
Spectra Energy Partners	635	32,887
Targa Resources Partners	996	41,195
Teekay LNG Partners	478	17,853

Total Master Limited Partnerships (Cost $568,309)		517,875

	Principal
	Amount°

CORPORATE BONDS–36.61%
Airlines–0.30%
#Air Canada 144A 6.75% 10/1/19	25,000	26,750

		26,750

Beverages–0.54%
#Cott Beverages 144A 5.375% 7/1/22	50,000	48,313

		48,313

Chemicals–0.85%
Ashland 6.875% 5/15/43	50,000	54,250
Hexion 8.875% 2/1/18	25,000	22,125

		76,375

Commercial Banks–2.56%
•Bank of America 5.125% 12/29/49	75,000	74,055

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
•JPMorgan Chase 6.125% 12/29/49	50,000	$51,245
•Wells Fargo 5.90% 12/29/49	100,000	104,375

		229,675

Commercial Services & Supplies–1.51%
#@Ahern Rentals 144A 9.50% 6/15/18	25,000	26,594
HD Supply 7.50% 7/15/20	50,000	53,750
#Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	25,000	24,375
United Rentals North America 5.50% 7/15/25	30,000	30,637

		135,356

Computers & Peripherals–0.58%
NCR 5.875% 12/15/21	50,000	52,313

		52,313

Containers & Packaging–0.87%
BWAY Holding 9.125% 8/15/21	25,000	26,125
#Sealed Air 144A 5.25% 4/1/23	50,000	52,375

		78,500

Diversified Financial Services–3.71%
•Citigroup 5.90% 12/29/49	150,000	151,875
CoreLogic 7.25% 6/1/21	25,000	26,750
•General Electric Capital 5.25% 6/29/49	100,000	103,250
HRG Group 7.875% 7/15/19	25,000	26,437
Nationstar Mortgage 6.50% 7/1/21	25,000	24,375

		332,687

Diversified Telecommunication Services–1.92%
Frontier Communications 8.50% 4/15/20	50,000	56,375
Intelsat Luxembourg 7.75% 6/1/21	125,000	115,781

		172,156

Food & Staples Retailing–1.36%
~BI-LO PIK 8.625% 9/15/18	50,000	44,500
Ingles Markets 5.75% 6/15/23	25,000	25,937
#Rite Aid 144A 6.125% 4/1/23	50,000	51,500

		121,937

Food Products–1.17%
#Heinz (H.J.) 144A 4.875% 2/15/25	50,000	54,313
#Post Holdings 144A 6.75% 12/1/21	50,000	50,625

		104,938

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies–0.50%
#@Crimson Merger Sub 144A 6.625% 5/15/22	50,000	$44,437

		44,437

Health Care Providers & Services–3.82%
Amsurg 5.625% 7/15/22	50,000	51,375
Community Health Systems 6.875% 2/1/22	150,000	161,063
HCA 4.75% 5/1/23	125,000	130,000

		342,438

Hotels, Restaurants & Leisure–2.06%
#BC ULC 144A 6.00% 4/1/22	50,000	52,000
MGM Resorts International 6.625% 12/15/21	100,000	107,313
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	25,000	25,219

		184,532

Household Durables–0.85%
Spectrum Brands 6.625% 11/15/22	25,000	26,875
#@TRI Pointe Holdings 144A 4.375% 6/15/19	50,000	49,000

		75,875

Independent Power Producers & Energy Traders–0.23%
#Dynegy Finance I/II 144A 6.75% 11/1/19	20,000	20,725

		20,725

Industrial Conglomerates–1.75%
ADS Waste Holdings 8.25% 10/1/20	50,000	52,500
AECOM
#144A 5.75% 10/15/22	50,000	51,875
#144A 5.875% 10/15/24	50,000	52,625

		157,000

Internet Software & Services–0.58%
Equinix 5.375% 4/1/23	50,000	52,150

		52,150

IT Services–0.90%
#First Data 144A 8.25% 1/15/21	75,000	80,625

		80,625

Media–3.68%
#Cequel Communications Holdings I 144A 5.125% 12/15/21	25,000	25,063
iHeartCommunications 9.00% 12/15/19	50,000	49,687

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
#Nielsen Finance 144A 5.00% 4/15/22	50,000	$50,500
Outfront Media Capital 5.875% 3/15/25	50,000	53,063
#Sirius XM Radio 144A 4.625% 5/15/23	25,000	24,156
#Videotron 144A 5.375% 6/15/24	75,000	77,437
#WMG Acquisition 144A 5.625% 4/15/22	50,000	50,313

		330,219

Multiline Retail–0.59%
#Neiman Marcus Group 144A 8.00% 10/15/21	50,000	53,250

		53,250

Oil, Gas & Consumable Fuels–1.72%
Antero Resources 5.125% 12/1/22	25,000	24,125
#144A 5.625% 6/1/23	25,000	24,781
Halcon Resources 8.875% 5/15/21	50,000	35,000
MEG Energy
#144A 6.375% 1/30/23	25,000	23,125
#144A 7.00% 3/31/24	50,000	47,375

		154,406

Pharmaceuticals–0.57%
#Valeant Pharmaceuticals International 144A 6.75% 8/15/21	25,000	26,219
#VRX Escrow 144A 5.375% 3/15/20	25,000	25,281

		51,500

Software–1.11%
#@BMC Software Finance 144A 8.125% 7/15/21	25,000	23,000
#Infor US 144A 6.50% 5/15/22	50,000	51,375
#Nuance Communications 144A 5.375% 8/15/20	25,000	25,375

		99,750

Wireless Telecommunication Services–2.88%
Crown Castle International 5.25% 1/15/23	50,000	52,750
#SBA Communications 144A 4.875% 7/15/22	25,000	24,552
Sprint 7.875% 9/15/23	125,000	128,125

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA 6.625% 4/1/23	50,000	$52,563

		257,990

Total Corporate Bonds (Cost $3,308,814)		3,283,897

«SENIOR SECURED LOANS–0.42%
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	25,000	25,293
Valeant Pharmaceuticals International Tranche B-F1 1st Lien 4.00% 3/13/22	12,387	12,457

Total Senior Secured Loans (Cost $37,200)		37,750

	Number of	Value
	Shares	(U.S. $)
MONEY MARKET FUND–6.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	618,215	$618,215

Total Money Market Fund (Cost $618,215)		618,215

TOTAL VALUE OF SECURITIES–101.05% (Cost $8,975,962)	9,065,256
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.05%)	(94,411)

NET ASSETS APPLICABLE TO 898,789 SHARES OUTSTANDING–100.00%	$8,970,845

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $1,263,153, which represents 14.08% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

«	Includes $11,567 cash pledged as collateral for futures contracts as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $143,031, which represents 1.59% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
3 U.S. Treasury 2 yr Notes	$655,676	$657,469	7/1/15	$1,793
(3) U.S. Treasury 5 yr Notes	(357,671)	(360,633)	7/1/15	(2,962)
(2) U.S. Treasury 10 yr Notes	(256,868)	(257,813)	6/22/15	(945)
(3) U.S. Treasury Long Bonds	(486,655)	(491,625)	6/22/15	(4,970)
2 U.S. Treasury Ultra Bonds	337,167	339,750	6/22/15	2,583

	$(108,351)			$(4,501)

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

PIK–Pay-in-kind

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock.	$4,139,825	$—	$4,139,825
Convertible Preferred Stock	417,069	—	417,069
Preferred Stock	—	50,625	50,625
Master Limited Partnerships	517,875	—	517,875
Corporate Bonds	—	3,283,897	3,283,897
Senior Secured Loans	—	37,750	37,750
Money Market Fund	618,215	—	618,215

Total	$5,692,984	$3,372,272	$9,065,256

Futures Contracts	$(4,501)	$—	$(4,501)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Goldman Sachs Income Builder Fund–6

LVIP Invesco Diversified Equity-Income RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–101.46%
Equity Funds–92.87%
*Invesco V.I. Core Equity Fund	358,924	$14,769,734
*Invesco V.I. Diversified Dividend Fund	631,174	14,965,146
**Invesco V.I. Equity and Income Fund	1,037,863	19,657,119

		49,391,999

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–8.59%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,565,435	$4,565,435

		4,565,435

Total Investment Companies (Cost $53,329,658)		53,957,434

TOTAL VALUE OF SECURITIES–101.46% (Cost $53,329,658)	53,957,434
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.46%)	(775,684)

NET ASSETS APPLICABLE TO 5,158,268 SHARES OUTSTANDING–100.00%	$53,181,750

*	Series I Shares.

**	Series II Shares.

«	Includes $70,788 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
23 E-mini S&P 500 Index	$2,351,928	$2,369,920	6/22/15	$17,992

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$53,957,434

Futures Contracts	$17,992

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Invesco Diversified Equity-Income Managed Volatility Fund.

LVIP Invesco Diversified Equity-Income RPM Fund–1

LVIP Invesco V.I. Comstock RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–99.41%
Equity Fund–92.72%
*Invesco V.I. Comstock Fund	4,421,300	$84,667,891

		84,667,891

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,111,458	$6,111,458

		6,111,458

Total Investment Companies (Cost $88,128,687)		90,779,349

TOTAL VALUE OF SECURITIES–99.41% (Cost $88,128,687)	90,779,349
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.59%	537,201

NET ASSETS APPLICABLE TO 8,918,704 SHARES OUTSTANDING–100.00%	$91,316,550

*	Series I Shares.

«	Includes $1,010,799 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contract was outstanding at March 31, 2015:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(154) E-mini S&P 500 Index	$(15,679,721)	$(15,868,160)	6/22/15	$(188,439)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$90,779,349

Futures Contracts	$(188,439)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Invesco V.I. Comstock Managed Volatility Fund.

LVIP Invesco V.I. Comstock RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–90.16%
Banks–5.23%
Citizens Financial Group	95,870	$2,313,343
City National	28,078	2,501,188
Fifth Third Bancorp	229,574	4,327,470
First Republic Bank	35,985	2,054,384
Huntington Bancshares	122,929	1,358,365
M&T Bank	24,801	3,149,727
SunTrust Banks	104,656	4,300,315
Zions Bancorporation	40,047	1,081,269

		21,086,061

Beverages–1.77%
†Constellation Brands Class A	31,180	3,623,428
Dr Pepper Snapple Group	44,646	3,503,818

		7,127,246

Building Products–0.69%
Fortune Brands Home & Security	58,707	2,787,408

		2,787,408

Capital Markets–4.09%
Ameriprise Financial	34,598	4,526,802
Invesco	87,902	3,488,830
Legg Mason	40,072	2,211,974
Northern Trust	36,399	2,535,190
T. Rowe Price Group	46,162	3,738,199

		16,500,995

Chemicals–2.76%
Airgas	41,200	4,371,732
Albemarle	49,751	2,628,843
Sherwin-Williams	10,599	3,015,415
Sigma-Aldrich	8,163	1,128,535

		11,144,525

Communications Equipment–0.54%
†CommScope Holding	76,167	2,173,806

		2,173,806

Consumer Finance–0.56%
†Ally Financial	108,401	2,274,253

		2,274,253

Containers & Packaging–2.39%
Ball	42,350	2,991,604
Rock-Tenn Class A	39,592	2,553,684
Silgan Holdings	70,250	4,083,633

		9,628,921

Electric Utilities–2.61%
Edison International	52,134	3,256,811
Westar Energy	97,214	3,768,015
Xcel Energy	100,118	3,485,108

		10,509,934

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Electrical Equipment–2.69%
AMETEK	68,888	$3,619,376
Hubbell Class B	38,823	4,255,777
Regal-Beloit	37,055	2,961,436

		10,836,589

Electronic Equipment, Instruments & Components–2.46%
Amphenol Class A	64,562	3,804,639
†Arrow Electronics	100,097	6,120,932

		9,925,571

Food & Staples Retailing–2.25%
Kroger	69,229	5,307,095
†Rite Aid	434,107	3,772,390

		9,079,485

Food Products–0.76%
Hershey	30,479	3,075,636

		3,075,636

Gas Utilities–1.85%
National Fuel Gas	38,514	2,323,550
Questar	215,296	5,136,963

		7,460,513

Health Care Equipment & Supplies–0.17%
Becton, Dickinson	4,770	684,880

		684,880

Health Care Providers & Services–5.74%
AmerisourceBergen	44,901	5,103,897
†Brookdale Senior Living	94,391	3,564,204
Cigna	51,740	6,697,226
†Henry Schein	17,356	2,423,245
Humana	29,960	5,333,479

		23,122,051

Hotels, Restaurants & Leisure–1.30%
Marriott International Class A	19,807	1,590,898
Starwood Hotels & Resorts Worldwide	43,917	3,667,069

		5,257,967

Household Durables–2.75%
†Jarden	94,275	4,987,147
†Mohawk Industries	32,907	6,112,475

		11,099,622

Household Products–1.02%
Energizer Holdings	29,633	4,090,836

		4,090,836

Industrial Conglomerates–1.04%
Carlisle	45,063	4,174,186

		4,174,186

LVIP JPMorgan Mid Cap Value RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Insurance–8.21%
†Alleghany	5,118	$2,492,466
Berkley (W.R.)	35,863	1,811,440
Chubb	29,257	2,957,883
Hartford Financial Services Group	103,737	4,338,281
Loews	148,596	6,067,175
Marsh & McLennan	83,905	4,706,231
Old Republic International	115,409	1,724,210
Progressive	63,917	1,738,542
Unum Group	96,661	3,260,376
XL Group	108,551	3,994,677

		33,091,281

Internet & Catalog Retail–1.45%
Expedia	61,970	5,833,236

		5,833,236

IT Services–1.58%
Jack Henry & Associates	91,098	6,366,839

		6,366,839

Machinery–2.42%
IDEX	55,537	4,211,371
†Rexnord	75,365	2,011,492
Snap-on	23,954	3,522,675

		9,745,538

Media–2.89%
CBS Class B	43,941	2,664,143
Clear Channel Outdoor Holdings Class A	75,095	759,961
†DISH Network Class A	56,637	3,967,988
Gannett	70,869	2,627,823
Time	73,394	1,646,961

		11,666,876

Multiline Retail–2.73%
Kohl’s	102,471	8,018,356
Nordstrom	37,399	3,003,888

		11,022,244

Multi-Utilities–4.10%
CenterPoint Energy	186,623	3,808,975
CMS Energy	117,535	4,103,147
NiSource	38,493	1,699,851
Sempra Energy	34,668	3,779,505
Wisconsin Energy	63,641	3,150,230

		16,541,708

Oil, Gas & Consumable Fuels–3.93%
Energen	79,222	5,228,652
EQT	42,938	3,558,272
PBF Energy	50,689	1,719,371
QEP Resources	72,278	1,506,996

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Southwestern Energy	164,871	$3,823,358

		15,836,649

Professional Services–0.93%
Equifax	40,394	3,756,642

		3,756,642

Real Estate Investment Trusts–8.17%
American Campus Communities	69,014	2,958,630
AvalonBay Communities	22,060	3,843,955
Boston Properties	14,349	2,015,748
Brixmor Property Group	100,135	2,658,584
General Growth Properties	111,990	3,309,305
Kimco Realty	162,600	4,365,810
Outfront Media	66,068	1,976,755
Rayonier	78,611	2,119,353
Regency Centers	42,741	2,908,098
Vornado Realty Trust	34,834	3,901,408
Weyerhaeuser	86,856	2,879,276

		32,936,922

Semiconductors & Semiconductor Equipment–2.38%
Analog Devices	64,438	4,059,594
KLA-Tencor	25,117	1,464,070
Xilinx	96,675	4,089,353

		9,613,017

Software–1.18%
†Synopsys	102,728	4,758,361

		4,758,361

Specialty Retail–5.01%
†AutoZone	6,300	4,297,608
†Bed Bath & Beyond	40,109	3,079,368
Best Buy	98,769	3,732,480
Gap	114,910	4,979,050
Tiffany	46,720	4,111,827

		20,200,333

Textiles, Apparel & Luxury Goods–1.21%
PVH	29,518	3,145,438
VF	23,035	1,734,766

		4,880,204

Thrifts & Mortgage Finance–0.40%
Hudson City Bancorp	151,851	1,591,398

		1,591,398

LVIP JPMorgan Mid Cap Value RPM Fund–2

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.90%
MSC Industrial Direct	49,994	$3,609,567

		3,609,567

Total Common Stock (Cost $296,650,369)		363,491,300

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–11.33%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	45,690,828	$45,690,827

Total Money Market Fund (Cost $45,690,829)		45,690,827

TOTAL VALUE OF SECURITIES–101.49% (Cost $342,341,198)	409,182,127
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.49%)	(6,004,426)

NET ASSETS APPLICABLE TO 25,556,015 SHARES OUTSTANDING–100.00%	$403,177,701

† Non-income producing for the period.

« Includes $1,750,647 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(59) E-mini Russell 2000 Index	$(7,211,480)	$(7,368,510)	6/22/15	$(157,030)
(200) E-mini S&P 500 Index	(20,398,640)	(20,608,000)	6/22/15	(209,360)

	$(27,610,120)			$(366,390)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Common Stock	$363,491,300
Money Market Fund	45,690,827

Total	$409,182,127

Futures Contracts	$(366,390)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP JPMorgan Mid Cap Value Managed Volatility Fund.

LVIP JPMorgan Mid Cap Value RPM Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS–90.36%
Aerospace & Defense–0.59%
Bombardier
#144A 4.75% 4/15/19	453,000	$446,205
#144A 5.50% 9/15/18	250,000	250,000
#144A 6.125% 1/15/23	257,000	244,150
#144A 7.50% 3/15/18	575,000	614,172
#144A 7.75% 3/15/20	112,000	117,768
GenCorp 7.125% 3/15/21	153,000	164,475
Kratos Defense & Security Solutions 7.00% 5/15/19	455,000	399,263
#Orbital ATK 144A 5.25% 10/1/21	310,000	316,200
Spirit Aerosystems
5.25% 3/15/22	214,000	223,630
TransDigm
6.00% 7/15/22	956,000	960,780
6.50% 7/15/24	461,000	465,610

		4,202,253

Airlines–0.81%
Continental Airlines Pass Through Trust
¿Series 2003-ERJ1 7.875% 7/2/18	682,784	721,156
¿Series 2004-ERJ1 9.558% 9/1/19	387,073	429,650
¿Series 2005-ERJ1 9.798% 4/1/21	272,332	307,735
Series 2012-3 Class C 6.125% 4/29/18	577,000	608,735
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	138,374	149,270
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	510,446	565,319
¿Northwest Airlines Pass Through Trust 7.027% 11/1/19	761,020	882,250
¿UAL Pass Through Trust Series 2007-1 Class A 6.636% 7/2/22	317,114	342,483
¿US Airways Series 2013-1 Class B Pass Through Trust 5.375% 11/15/21	1,755,748	1,830,367

		5,836,965

Auto Components–0.81%
Dana Holding 6.75% 2/15/21	18,000	19,080
Goodyear Tire & Rubber
7.00% 5/15/22	2,088,000	2,296,800
8.25% 8/15/20	400,000	425,000
#MPG Holdco I 144A 7.375% 10/15/22	1,132,000	1,215,485
#Pittsburgh Glass Works 144A 8.00% 11/15/18	641,000	681,063
#Poindexter (J.B.) 144A 9.00% 4/1/22	609,000	663,810

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Tenneco 5.375% 12/15/24	476,000	$497,420

		5,798,658

Automobiles–1.68%
FCA US
8.00% 6/15/19	2,722,000	2,868,307
8.25% 6/15/21	4,466,000	4,975,615
General Motors
3.50% 10/2/18	593,000	610,529
4.00% 4/1/25	476,000	485,467
4.875% 10/2/23	750,000	815,785
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,461,000	1,508,483
#144A 4.25% 11/15/19	589,000	608,143
#144A 5.625% 2/1/23	150,000	158,625

		12,030,954

Beverages–0.43%
Constellation Brands
3.75% 5/1/21	159,000	162,975
4.75% 11/15/24	671,000	711,260
6.00% 5/1/22	5,000	5,725
7.25% 5/15/17	150,000	165,844
#Cott Beverages 144A
6.75% 1/1/20	696,000	722,100
#DS Services of America 144A
10.00% 9/1/21	1,137,000	1,341,660

		3,109,564

Building Products–1.13%
Building Materials Corp of America
#144A 5.375% 11/15/24	732,000	746,640
#144A 6.75% 5/1/21	1,145,000	1,219,425
#Calcipar 144A 6.875% 5/1/18	525,000	534,187
Griffon 5.25% 3/1/22	343,000	339,690
#Hardwoods Acquisition 144A
7.50% 8/1/21	970,000	931,200
Headwaters 7.25% 1/15/19	661,000	695,703
Masco
4.45% 4/1/25	562,000	581,670
5.95% 3/15/22	156,000	175,890
7.125% 3/15/20	20,000	23,550
Masonite International
#144A 5.625% 3/15/23	480,000	493,200
#144A 8.25% 4/15/21	1,040,000	1,114,100
#NCI Building Systems 144A
8.25% 1/15/23	340,000	361,250
#NWH Escrow 144A 7.50% 8/1/21	500,000	472,500
USG
#144A 5.50% 3/1/25	390,000	398,775
#144A 7.875% 3/30/20	18,000	19,507

		8,107,287

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets–0.24%
E*TRADE Financial
4.625% 9/15/23	494,000	$503,880
5.375% 11/15/22	335,000	354,263
#~Jaguar Holding I PIK 144A
9.375% 10/15/17	90,000	92,250
#Neuberger Berman Group 144A
5.625% 3/15/20	560,000	586,600
Oppenheimer Holdings 8.75% 4/15/18	170,000	179,180

		1,716,173

Chemicals–2.05%
Ashland
3.00% 3/15/16	344,000	348,300
3.875% 4/15/18	423,000	435,161
4.75% 8/15/22	1,262,000	1,287,240
Axiall 4.875% 5/15/23	970,000	966,363
#Basell Finance 144A
8.10% 3/15/27	435,000	600,278
Celanese U.S. Holdings
4.625% 11/15/22	225,000	227,813
Eagle Spinco 4.625% 2/15/21	120,000	119,100
#Evolution Escrow Issuer 144A
7.50% 3/15/22	789,000	800,835
Grace (W.R.)
#144A 5.125% 10/1/21	415,000	431,600
#144A 5.625% 10/1/24	138,000	147,833
Hexion 6.625% 4/15/20	975,000	897,000
Huntsman International
4.875% 11/15/20	750,000	753,750
#144A 5.125% 11/15/22	273,000	274,365
INEOS Group Holdings
#144A 5.875% 2/15/19	200,000	198,250
#144A 6.125% 8/15/18	236,000	238,360
LyondellBasell Industries
5.00% 4/15/19	430,000	474,600
6.00% 11/15/21	580,000	682,738
Momentive Performance Materials
3.88% 10/24/21	950,000	845,500
=‡8.875% 10/15/20	600,000	0
NOVA Chemicals
#144A 5.00% 5/1/25	331,000	346,723
#144A 5.25% 8/1/23	450,000	471,937
Olin 5.50% 8/15/22	560,000	590,800
#Platform Specialty Products
144A 6.50% 2/1/22	564,000	592,200
PolyOne
5.25% 3/15/23	1,200,000	1,251,000
7.375% 9/15/20	513,000	543,139
Rain CII Carbon
#144A 8.00% 12/1/18	630,000	601,650

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Rain CII Carbon (continued)
#144A 8.25% 1/15/21	625,000	$585,937

		14,712,472

Commercial Banks–3.03%
•Bank of America 8.00% 12/30/49	1,169,000	1,255,214
•Barclays 8.25% 12/29/49	320,000	343,493
Barclays Bank 7.625% 11/21/22	810,000	949,725
CIT Group
4.25% 8/15/17	338,000	343,070
5.00% 5/15/17	749,000	772,174
5.00% 8/15/22	1,960,000	2,016,350
5.375% 5/15/20	1,948,000	2,055,140
#144A 6.625% 4/1/18	1,306,000	1,403,950
Citigroup
•5.875% 12/29/49	1,135,000	1,149,187
•5.95% 12/29/49	635,000	643,731
#•Credit Agricole 144A 6.625% 9/29/49	722,000	725,069
•Goldman Sachs Group 5.70% 12/29/49	594,000	613,305
•HSBC Holdings 6.375% 3/29/49	526,000	539,150
•Morgan Stanley 5.45% 12/29/49	300,000	302,625
Royal Bank of Scotland Group
5.125% 5/28/24	680,000	714,698
6.00% 12/19/23	293,000	326,476
6.10% 6/10/23	2,409,000	2,683,313
6.125% 12/15/22	2,370,000	2,673,000
•9.50% 3/16/22	697,000	787,562
•Wachovia Capital Trust III 5.57% 3/29/49	300,000	297,720
•Wells Fargo 5.90% 12/29/49	1,073,000	1,119,944

		21,714,896

Commercial Services & Supplies–2.36%
ADT
3.50% 7/15/22	171,000	156,037
4.125% 4/15/19	230,000	234,313
4.125% 6/15/23	2,569,000	2,408,437
6.25% 10/15/21	1,280,000	1,366,400
#Alliance Data Systems 144A 5.375% 8/1/22	650,000	650,000
Casella Waste Systems 7.75% 2/15/19	1,435,000	1,442,175
Cenveo
#144A 6.00% 8/1/19	715,000	673,887
#144A 8.50% 9/15/22	570,000	483,075
Covanta Holding
5.875% 3/1/24	200,000	208,000
6.375% 10/1/22	144,000	154,800

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
Donnelley (R.R.)
6.00% 4/1/24	580,000	$601,750
6.50% 11/15/23	340,000	362,950
#Garda World Security 144A
7.25% 11/15/21	1,220,000	1,204,750
#~Igloo Holdings PIK 144A
8.25% 12/15/17	208,000	209,820
International Lease Finance
5.875% 4/1/19	260,000	282,750
6.25% 5/15/19	1,345,000	1,472,775
8.25% 12/15/20	2,371,000	2,892,620
8.625% 1/15/22	845,000	1,074,206
#Mustang Merger 144A
8.50% 8/15/21	308,000	313,390
#Quad Graphics 144A
7.00% 5/1/22	490,000	473,463
#Speedy Cash Intermediate
Holdings 144A 10.75% 5/15/18	295,000	287,625

		16,953,223

Communications Equipment–0.78%
Alcatel-Lucent USA
#144A 4.625% 7/1/17	266,000	272,983
6.45% 3/15/29	489,000	496,335
#144A 6.75% 11/15/20	323,000	345,610
Avaya
#144A 7.00% 4/1/19	1,879,000	1,874,303
#144A 10.50% 3/1/21	1,093,000	934,515
Goodman Networks
12.125% 7/1/18	1,081,000	1,010,735
Nokia
5.375% 5/15/19	418,000	451,440
6.625% 5/15/39	158,000	188,020

		5,573,941

Computers & Peripherals–0.12%
#IHS 144A 5.00% 11/1/22	370,000	373,478
NCR
5.00% 7/15/22	373,000	378,595
6.375% 12/15/23	130,000	139,100

		891,173

Construction & Engineering–0.77%
AECOM
#144A 5.75% 10/15/22	820,000	850,750
#144A 5.875% 10/15/24	1,520,000	1,599,800
Dycom Investments
7.125% 1/15/21	525,000	552,563
MasTec 4.875% 3/15/23	900,000	846,000
Tutor Perini 7.625% 11/1/18	1,605,000	1,673,213

		5,522,326

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Construction Materials–1.42%
Cemex
#144A 6.125% 5/5/25	352,000	$356,294
#144A 7.25% 1/15/21	2,277,000	2,436,390
Cemex Finance
#144A 6.00% 4/1/24	300,000	300,000
#144A 9.375% 10/12/22	3,670,000	4,183,800
Lafarge 7.125% 7/15/36	225,000	293,625
US Concrete 8.50% 12/1/18	375,000	398,437
Vulcan Materials
4.50% 4/1/25	766,000	781,320
7.50% 6/15/21	1,160,000	1,397,800

		10,147,666

Consumer Finance–1.35%
#ACE Cash Express 144A
11.00% 2/1/19	1,477,000	832,659
Ally Financial
4.75% 9/10/18	15,000	15,469
6.25% 12/1/17	1,505,000	1,606,587
7.50% 9/15/20	1,487,000	1,745,366
8.00% 12/31/18	450,000	509,625
8.00% 3/15/20	1,453,000	1,736,335
8.00% 11/1/31	1,240,000	1,554,650
Navient
7.25% 1/25/22	164,000	173,430
8.00% 3/25/20	1,331,000	1,480,871

		9,654,992

Containers & Packaging–1.37%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	565,000	569,237
#144A 7.00% 11/15/20	88,235	88,787
#144A 9.125% 10/15/20	567,000	606,690
#144A 9.125% 10/15/20	224,000	240,800
Ball
4.00% 11/15/23	354,000	346,920
5.00% 3/15/22	135,000	141,750
Berry Plastics 5.50% 5/15/22	425,000	437,219
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	440,000	442,750
#144A 6.00% 6/15/17	150,000	150,750
Crown Americas
4.50% 1/15/23	445,000	451,119
6.25% 2/1/21	250,000	264,687
Graphic Packaging
International 4.75% 4/15/21	357,000	373,065
Owens Illinois 7.80% 5/15/18	400,000	450,500
Owens-Brockway Glass Container
#144A 5.00% 1/15/22	685,000	700,344
#144A 5.375% 1/15/25	249,000	257,093
Reynolds Group Issuer
5.75% 10/15/20	885,000	917,081

LVIP JPMorgan High Yield Fund –3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Reynolds Group Issuer (continued)
6.875% 2/15/21	435,000	$460,013
7.125% 4/15/19	750,000	779,063
9.875% 8/15/19	448,000	481,600
Sealed Air
#144A 4.875% 12/1/22	360,000	368,100
#144A 5.125% 12/1/24	660,000	684,750
#144A 5.25% 4/1/23	200,000	209,500
#144A 6.50% 12/1/20	355,000	396,713

		9,818,531

Distributors–0.19%
#Brightstar 144A 9.50% 12/1/16	710,000	745,500
VWR Funding 7.25% 9/15/17	610,000	638,975

		1,384,475

Diversified Consumer Services–0.14%
Service International
5.375% 1/15/22	83,000	87,150
5.375% 5/15/24	300,000	315,000
8.00% 11/15/21	500,000	592,500

		994,650

Diversified Financial Services–1.78%
#AerCap Ireland Capital 144A
4.50% 5/15/21	455,000	471,494
#Argos Merger Sub 144A
7.125% 3/15/23	1,358,000	1,410,623
#Chukchansi Economic Development Authority 144A
10.25% 5/30/20	236,584	153,779
#CNG Holdings 144A
9.375% 5/15/20	1,118,000	807,755
#Denali Borrower 144A
5.625% 10/15/20	1,644,000	1,741,818
Fly Leasing 6.75% 12/15/20	200,000	204,750
General Motors Financial
3.25% 5/15/18	56,000	57,190
4.25% 5/15/23	94,000	97,615
4.75% 8/15/17	275,000	290,317
Icahn Enterprises
3.50% 3/15/17	894,000	902,940
4.875% 3/15/19	455,000	464,669
5.875% 2/1/22	1,244,000	1,285,985
#•ILFC E-Capital Trust I 144A
4.09% 12/21/65	2,595,000	2,458,763
#•ILFC E-Capital Trust II 144A
6.25% 12/21/65	1,886,000	1,782,270
#National Financial Partners
144A 9.00% 7/15/21	591,000	607,253

		12,737,221

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–5.04%
Altice
#144A 7.625% 2/15/25	958,000	$964,586
#144A 7.75% 5/15/22	1,316,000	1,341,497
Altice Financing
#144A 6.50% 1/15/22	1,030,000	1,059,613
#144A 6.625% 2/15/23	986,000	1,020,510
Altice Finco
#144A 7.625% 2/15/25	200,000	206,000
#144A 8.125% 1/15/24	200,000	212,625
#CenturyLink 144A
5.625% 4/1/25	780,000	786,825
Cincinnati Bell 8.375% 10/15/20	875,000	935,156
#Clearwire Communications
144A 14.75% 12/1/16	288,000	344,880
Embarq 7.995% 6/1/36	4,665,000	5,558,814
Frontier Communications
8.50% 4/15/20	275,000	310,063
8.75% 4/15/22	926,000	1,032,490
9.25% 7/1/21	1,153,000	1,341,804
Intelsat Jackson Holdings
5.50% 8/1/23	533,000	505,017
6.625% 12/15/22	3,689,000	3,578,330
7.25% 4/1/19	233,000	242,378
7.25% 10/15/20	1,145,000	1,182,213
7.50% 4/1/21	630,000	650,475
Intelsat Luxembourg
7.75% 6/1/21	1,536,000	1,422,720
Level 3 Communications
5.75% 12/1/22	828,000	854,413
Level 3 Financing
5.375% 8/15/22	1,070,000	1,106,446
6.125% 1/15/21	975,000	1,027,406
7.00% 6/1/20	1,335,000	1,431,787
8.125% 7/1/19	1,318,000	1,392,137
8.625% 7/15/20	617,000	671,759
Qwest 7.25% 9/15/25	340,000	396,036
Qwest Capital Funding
6.875% 7/15/28	124,000	127,100
7.75% 2/15/31	1,229,000	1,296,595
#UPCB Finance III 144A
6.625% 7/1/20	150,000	156,937
#UPCB Finance IV 144A
5.375% 1/15/25	500,000	500,000
#UPCB Finance V 144A
7.25% 11/15/21	596,000	644,425
Virgin Media Finance
#144A 5.75% 1/15/25	200,000	208,060
#144A 6.375% 4/15/23	680,000	727,600
Virgin Media Secured Finance
#144A 5.25% 1/15/26	455,000	465,237
#144A 5.375% 4/15/21	200,000	210,750

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Windstream
6.375% 8/1/23	180,000	$162,225
7.50% 6/1/22	314,000	304,187
7.75% 10/15/20	1,476,000	1,518,435
7.75% 10/1/21	88,000	88,220
7.875% 11/1/17	125,000	135,937

		36,121,688

Electric Utilities–0.38%
#InterGen 144A 7.00% 6/30/23	353,000	343,293
#RJS Power Holdings 144A
5.125% 7/15/19	390,000	386,100
#‡Texas Competitive Electric
Holdings 144A 11.50% 10/1/20	3,115,000	1,962,450

		2,691,843

Electrical Equipment–0.15%
Belden
#144A 5.25% 7/15/24	213,000	215,663
#144A 5.50% 9/1/22	70,000	72,100
#International Wire Group
Holdings 144A 8.50% 10/15/17	775,000	806,000

		1,093,763

Electronic Equipment, Instruments & Components–0.27%
CDW
5.00% 9/1/23	259,000	263,533
5.50% 12/1/24	335,000	351,750
6.00% 8/15/22	515,000	554,758
8.50% 4/1/19	225,000	234,563
#Viasystems 144A 7.875% 5/1/19	529,000	559,417

		1,964,021

Energy Equipment & Services–1.01%
Basic Energy Services
7.75% 10/15/22	566,000	421,670
#Ocean Rig UDW 144A
7.25% 4/1/19	414,000	242,190
Parker Drilling 7.50% 8/1/20	600,000	490,500
Precision Drilling
6.50% 12/15/21	581,000	544,687
6.625% 11/15/20	914,000	866,015
SESI 7.125% 12/15/21	500,000	507,500
#TerraForm Power Operating
144A 5.875% 2/1/23	415,000	431,600
Transocean
6.375% 12/15/21	978,000	825,187
6.50% 11/15/20	212,000	178,875
#Trinidad Drilling 144A
7.875% 1/15/19	590,000	551,650
Unit 6.625% 5/15/21	2,315,000	2,187,675

		7,247,549

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–1.34%
#Albertsons Holdings 144A
7.75% 10/15/22	1,630,000	$1,752,250
CST Brands 5.00% 5/1/23	942,000	965,550
Ingles Markets 5.75% 6/15/23	680,000	705,500
New Albertsons
6.625% 6/1/28	390,000	324,675
7.45% 8/1/29	288,000	264,960
7.75% 6/15/26	320,000	304,000
8.00% 5/1/31	132,000	126,060
8.70% 5/1/30	71,000	70,290
Rite Aid
#144A 6.125% 4/1/23	1,236,000	1,273,080
6.75% 6/15/21	440,000	470,250
8.00% 8/15/20	600,000	638,250
9.25% 3/15/20	225,000	248,625
#Shearer’s Foods 144A
9.00% 11/1/19	142,000	155,490
SUPERVALU 7.75% 11/15/22	1,125,000	1,203,750
Tops Holding 8.875% 12/15/17	1,016,000	1,074,420

		9,577,150

Food Products–3.14%
Aramark Services
5.75% 3/15/20	600,000	628,500
#Bumble Bee Holdings 144A
9.00% 12/15/17	2,226,000	2,342,865
Darling Ingredients
5.375% 1/15/22	2,155,000	2,179,244
#Dean Foods 144A 6.50% 3/15/23	550,000	554,125
Heinz (H.J.)
4.25% 10/15/20	1,362,000	1,399,115
#144A 4.875% 2/15/25	520,000	564,850
JBS USA Finance
#144A 5.875% 7/15/24	2,098,000	2,129,470
#144A 7.25% 6/1/21	2,614,000	2,774,107
#144A 7.25% 6/1/21	872,000	925,410
#144A 8.25% 2/1/20	1,236,000	1,319,430
#Nufarm Australia 144A
6.375% 10/15/19	574,000	583,327
#Pilgrim’s Pride 144A
5.75% 3/15/25	508,000	520,700
#Post Holdings 144A
6.75% 12/1/21	1,209,000	1,224,113
Smithfield Foods
#144A 5.25% 8/1/18	1,052,000	1,078,300
#144A 5.875% 8/1/21	2,216,000	2,329,570
6.625% 8/15/22	1,312,000	1,408,760
7.75% 7/1/17	240,000	268,200
#Wells Enterprises 144A
6.75% 2/1/20	260,000	265,200

		22,495,286

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Gas Utilities–0.42%
AmeriGas Finance
6.75% 5/20/20	122,000	$129,015
7.00% 5/20/22	1,357,000	1,462,167
AmeriGas Partners
6.25% 8/20/19	415,000	432,637
6.50% 5/20/21	27,000	28,350
NGL Energy Partners
5.125% 7/15/19	199,000	196,015
6.875% 10/15/21	352,000	369,600
Suburban Propane Partners
5.50% 6/1/24	300,000	308,250
7.375% 8/1/21	68,000	73,440

		2,999,474

Health Care Equipment & Supplies–1.49%
Alere 6.50% 6/15/20	442,000	459,680
Biomet
6.50% 8/1/20	1,632,000	1,734,000
6.50% 10/1/20	925,000	973,563
#~ConvaTec Finance International PIK 144A
8.25% 1/15/19	346,000	350,541
#ConvaTec Healthcare 144A
10.50% 12/15/18	2,000,000	2,114,500
#Halyard Health 144A
6.25% 10/15/22	235,000	246,750
Hologic 6.25% 8/1/20	820,000	854,850
Hospira 5.20% 8/12/20	71,000	81,078
Mallinckrodt International Finance
3.50% 4/15/18	72,000	71,280
4.75% 4/15/23	429,000	409,695
#144A 5.75% 8/1/22	1,069,000	1,105,079
#Milacron 144A 7.75% 2/15/21	1,090,000	1,133,600
Teleflex
#144A 5.25% 6/15/24	405,000	414,113
6.875% 6/1/19	720,000	754,200

		10,702,929

Health Care Providers & Services–5.15%
Acadia Healthcare
5.125% 7/1/22	410,000	412,563
#144A 5.625% 2/15/23	330,000	337,425
6.125% 3/15/21	340,000	354,450
Amsurg
5.625% 11/30/20	500,000	512,500
5.625% 7/15/22	490,000	503,475
Centene 4.75% 5/15/22	486,000	504,833
Community Health Systems
5.125% 8/15/18	305,000	315,294
5.125% 8/1/21	700,000	724,500
6.875% 2/1/22	1,455,000	1,562,306

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Community Health Systems (continued)
7.125% 7/15/20	810,000	$859,613
8.00% 11/15/19	1,255,000	1,336,575
DaVita HealthCare Partners
5.125% 7/15/24	660,000	674,437
5.75% 8/15/22	400,000	426,500
6.625% 11/1/20	329,000	345,656
#Envision Healthcare 144A
5.125% 7/1/22	550,000	563,750
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	693,000
#144A 6.50% 9/15/18	225,000	252,000
Fresenius Medical Care US Finance II
#144A 4.125% 10/15/20	385,000	393,422
#144A 4.75% 10/15/24	230,000	242,075
#144A 5.625% 7/31/19	176,000	191,928
#144A 5.875% 1/31/22	763,000	843,115
HCA
3.75% 3/15/19	444,000	451,077
4.25% 10/15/19	630,000	648,113
4.75% 5/1/23	255,000	265,200
5.00% 3/15/24	506,000	537,625
5.25% 4/15/25	705,000	762,281
5.375% 2/1/25	666,000	701,797
5.875% 3/15/22	1,019,000	1,130,774
5.875% 5/1/23	445,000	481,713
6.50% 2/15/20	1,550,000	1,749,175
7.50% 2/15/22	1,415,000	1,653,781
8.00% 10/1/18	1,000,000	1,161,250
HCA Holdings 6.25% 2/15/21	470,000	509,339
HealthSouth 5.75% 11/1/24	777,000	811,965
IASIS Healthcare
8.375% 5/15/19	1,496,000	1,559,580
#inVentiv Health 144A
9.00% 1/15/18	325,000	342,875
LifePoint Hospitals
5.50% 12/1/21	495,000	520,987
6.625% 10/1/20	250,000	263,125
#MPH Acquisition Holdings 144A
6.625% 4/1/22	1,540,000	1,599,675
Tenet Healthcare
4.375% 10/1/21	495,000	486,337
4.50% 4/1/21	996,000	979,815
4.75% 6/1/20	485,000	493,943
#144A 5.00% 3/1/19	551,000	548,245
#144A 5.50% 3/1/19	1,535,000	1,554,187
6.00% 10/1/20	658,000	699,125
6.25% 11/1/18	150,000	163,125
6.75% 2/1/20	115,000	121,756
8.00% 8/1/20	1,205,000	1,268,263
8.125% 4/1/22	1,390,000	1,535,950

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
United Surgical Partners International 9.00% 4/1/20	1,430,000	$1,542,613
Universal Health Services
#144A 3.75% 8/1/19	128,000	130,720
#144A 4.75% 8/1/22	187,000	196,817

		36,920,645

Health Care Technology–0.03%
#IMS Health 144A 6.00% 11/1/20	220,000	229,625

		229,625

Hotels, Restaurants & Leisure–4.02%
AMC Entertainment
5.875% 2/15/22	1,241,000	1,293,743
#BC ULC 144A 6.00% 4/1/22	1,010,000	1,050,400
#CCM Merger 144A
9.125% 5/1/19	260,000	284,700
Cedar Fair
5.25% 3/15/21	1,093,000	1,133,987
#144A 5.375% 6/1/24	265,000	271,294
Choice Hotels International
5.75% 7/1/22	373,000	406,570
Cinemark USA 5.125% 12/15/22	1,025,000	1,045,500
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A
10.50% 7/1/19	641,000	568,887
#Graton Economic Development Authority 144A 9.625% 9/1/19	595,000	654,500
Hilton Worldwide Finance
5.625% 10/15/21	475,000	502,313
Isle of Capri Casinos
5.875% 3/15/21	300,000	309,750
8.875% 6/15/20	590,000	640,150
#Landry’s 144A 9.375% 5/1/20	725,000	781,187
MGM Resorts International
6.00% 3/15/23	550,000	567,875
6.75% 10/1/20	675,000	725,625
7.75% 3/15/22	3,362,000	3,794,857
8.625% 2/1/19	210,000	240,450
11.375% 3/1/18	250,000	302,500
MTR Gaming Group
11.50% 8/1/19	580,000	630,750
#NCL 144A 5.25% 11/15/19	474,000	488,220
Pinnacle Entertainment
6.375% 8/1/21	425,000	452,625
7.50% 4/15/21	345,000	365,700
#Rivers Pittsburgh Borrower
144A 9.50% 6/15/19	372,000	393,390
Royal Caribbean Cruises
7.50% 10/15/27	50,000	59,250

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International
#144A 7.00% 1/1/22	310,000	$318,525
#144A 10.00% 12/1/22	2,010,000	1,889,400
#Seminole Hard Rock Entertainment 144A
5.875% 5/15/21	1,080,000	1,089,450
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	480,000	541,200
#Six Flags Entertainment 144A
5.25% 1/15/21	1,000,000	1,032,500
#Speedway Motorsports 144A
5.125% 2/1/23	480,000	489,600
Station Casinos 7.50% 3/1/21	1,000,000	1,070,000
#Studio City Finance 144A
8.50% 12/1/20	1,250,000	1,268,750
Vail Resorts 6.50% 5/1/19	106,000	109,909
#Viking Cruises 144A
8.50% 10/15/22	892,000	996,810
Wynn Las Vegas
5.375% 3/15/22	525,000	546,000
#144A 5.50% 3/1/25	1,285,000	1,307,487
#Wynn Macau 144A
5.25% 10/15/21	1,278,000	1,217,295

		28,841,149

Household Durables–1.40%
#Brookfield Residential Properties 144A
6.125% 7/1/22	680,000	707,200
Horton (D.R.) 6.50% 4/15/16	57,000	59,993
Jarden 7.50% 5/1/17	650,000	719,875
K Hovnanian Enterprises
#144A 7.25% 10/15/20	124,000	130,820
11.875% 10/15/15	445,000	463,913
Lennar
4.50% 6/15/19	344,000	356,040
4.50% 11/15/19	755,000	777,650
6.95% 6/1/18	322,000	355,810
12.25% 6/1/17	245,000	294,613
M/I Homes 8.625% 11/15/18	513,000	533,520
Meritage Homes
7.00% 4/1/22	464,000	499,960
7.15% 4/15/20	230,000	248,975
#Serta Simmons Holdings 144A
8.125% 10/1/20	519,000	548,843
Spectrum Brands
#144A 6.125% 12/15/24	525,000	563,063
6.625% 11/15/22	333,000	357,975
6.75% 3/15/20	1,000,000	1,057,500
Standard Pacific
5.875% 11/15/24	285,000	294,263

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
Standard Pacific (continued)
8.375% 1/15/21	500,000	$581,250
10.75% 9/15/16	193,000	216,643
#Taylor Morrison Communities
144A 7.75% 4/15/20	134,000	142,710
Toll Brothers Finance
6.75% 11/1/19	64,000	72,640
WCI Communities
6.875% 8/15/21	725,000	746,750
#Woodside Homes 144A
6.75% 12/15/21	320,000	308,000

		10,038,006

Independent Power & Renewable Electricity Producers–1.96%
AES
•3.262% 6/1/19	800,000	798,000
4.875% 5/15/23	190,000	186,200
5.50% 3/15/24	1,289,000	1,292,223
5.50% 4/15/25	710,000	702,900
Calpine
5.375% 1/15/23	521,000	523,605
5.50% 2/1/24	675,000	681,750
5.75% 1/15/25	520,000	525,850
#144A 5.875% 1/15/24	1,110,000	1,204,905
#144A 6.00% 1/15/22	500,000	537,500
Dynegy 5.875% 6/1/23	400,000	391,000
Dynegy Finance I/II
#144A 6.75% 11/1/19	870,000	901,537
#144A 7.375% 11/1/22	870,000	917,850
#144A 7.625% 11/1/24	285,000	299,606
GenOn Energy
7.875% 6/15/17	450,000	450,000
9.875% 10/15/20	1,414,000	1,438,745
NRG Energy
6.25% 7/15/22	250,000	258,125
6.25% 5/1/24	625,000	632,813
6.625% 3/15/23	939,000	976,560
7.875% 5/15/21	267,000	288,360
8.25% 9/1/20	1,000,000	1,063,750

		14,071,279

Insurance–0.40%
#A-S Co-Issuer Subsidiary 144A
7.875% 12/15/20	598,000	618,930
#Fidelity & Guaranty Life
Holdings 144A 6.375% 4/1/21	527,000	555,985
#Liberty Mutual Group 144A
7.80% 3/15/37	837,000	1,027,417
#USI 144A 7.75% 1/15/21	661,000	680,830

		2,883,162

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Internet & Catalog Retail–0.30%
IAC/InterActive
4.875% 11/30/18	105,000	$108,675
Netflix
5.375% 2/1/21	536,000	549,400
#144A 5.50% 2/15/22	335,000	344,213
5.75% 3/1/24	785,000	803,644
#144A 5.875% 2/15/25	335,000	345,469

		2,151,401

Internet Software & Services–0.66%
Equinix
4.875% 4/1/20	187,000	194,013
5.375% 1/1/22	689,000	721,727
5.375% 4/1/23	500,000	521,500
5.75% 1/1/25	203,000	212,643
VeriSign
4.625% 5/1/23	423,000	424,057
#144A 5.25% 4/1/25	192,000	196,320
#Ymobile 144A 8.25% 4/1/18	650,000	676,813
Zayo Group
#144A 6.00% 4/1/23	1,035,000	1,045,350
10.125% 7/1/20	675,000	766,969

		4,759,392

IT Services–1.49%
First Data
#144A 6.75% 11/1/20	991,000	1,057,893
#144A 8.25% 1/15/21	1,195,000	1,284,625
#144A 8.875% 8/15/20	500,000	533,750
10.625% 6/15/21	340,000	388,450
11.25% 1/15/21	162,000	184,680
11.75% 8/15/21	850,000	987,063
12.625% 1/15/21	1,278,000	1,517,625
#~First Data PIK 144A
8.75% 1/15/22	673,589	728,318
Harland Clarke Holdings
#144A 9.25% 3/1/21	315,000	306,731
#144A 9.75% 8/1/18	1,405,000	1,492,813
#Sabre 144A 8.50% 5/15/19	72,000	77,198
SITEL
#144A 11.00% 8/1/17	443,000	460,720
11.50% 4/1/18	889,000	813,435
SunGard Data Systems
6.625% 11/1/19	290,000	299,787
7.625% 11/15/20	496,000	526,380

		10,659,468

Machinery–0.52%
Amsted Industries
#144A 5.00% 3/15/22	235,000	237,350
#144A 5.375% 9/15/24	200,000	201,000
#BlueLine Rental Finance 144A
7.00% 2/1/19	944,000	974,680

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Briggs & Stratton
6.875% 12/15/20	500,000	$550,185
#Gardner Denver 144A
6.875% 8/15/21	300,000	271,500
#Huber (J.M.) 144A
9.875% 11/1/19	170,000	184,663
#Oshkosh 144A 5.375% 3/1/25	250,000	258,125
#Zebra Technologies 144A
7.25% 10/15/22	951,000	1,027,080

		3,704,583

Marine–0.90%
#Bluewater Holding 144A
10.00% 12/10/19	1,800,000	1,606,500
Martin Midstream Partners
7.25% 2/15/21	681,000	657,165
#Navios Maritime Acquisition
144A 8.125% 11/15/21	565,000	570,650
Navios Maritime Holdings
#144A 7.375% 1/15/22	690,000	646,875
8.125% 2/15/19	125,000	108,750
#Navios South American Logistics 144A 7.25% 5/1/22	1,034,000	1,006,857
#Ridgebury Crude Tankers 144A
7.625% 3/20/17	546,667	564,434
Ultrapetrol Bahamas
8.875% 6/15/21	1,393,000	1,326,833

		6,488,064

Media–8.36%
Cablevision Systems
7.75% 4/15/18	156,000	173,745
8.00% 4/15/20	3,157,000	3,583,195
CCO Holdings
5.25% 9/30/22	1,086,000	1,114,507
5.75% 9/1/23	350,000	367,063
6.50% 4/30/21	2,697,000	2,841,964
7.25% 10/30/17	340,000	354,875
8.125% 4/30/20	406,000	425,285
CCOH Safari 5.75% 12/1/24	1,979,000	2,043,317
Clear Channel Worldwide Holdings
6.50% 11/15/22	2,007,000	2,122,403
6.50% 11/15/22	1,593,000	1,660,703
7.625% 3/15/20	2,093,000	2,213,347
7.625% 3/15/20	45,000	46,800
DISH DBS
5.875% 7/15/22	818,000	833,337
5.875% 11/15/24	1,773,000	1,779,649
6.75% 6/1/21	4,328,000	4,620,140
7.875% 9/1/19	475,000	532,000
Gannett
5.125% 7/15/20	430,000	449,887

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Gannett (continued)
#144A 5.50% 9/15/24	265,000	$277,919
6.375% 10/15/23	1,005,000	1,094,194
GLP Capital 5.375% 11/1/23	330,000	342,787
Gray Television 7.50% 10/1/20	1,530,000	1,617,975
iHeartCommunications
9.00% 12/15/19	1,344,000	1,335,600
Lamar Media
5.00% 5/1/23	168,000	172,620
5.875% 2/1/22	50,000	52,875
Liberty Interactive
8.25% 2/1/30	380,000	418,000
#LIN Television 144A
5.875% 11/15/22	1,060,000	1,083,850
Live Nation Entertainment
#144A 5.375% 6/15/22	220,000	225,500
#144A 7.00% 9/1/20	445,000	476,150
#NAI Entertainment Holdings
144A 5.00% 8/1/18	176,000	183,260
Nexstar Broadcasting
#144A 6.125% 2/15/22	405,000	416,137
6.875% 11/15/20	492,000	521,520
Nielsen Finance
4.50% 10/1/20	300,000	306,750
#144A 5.00% 4/15/22	1,050,000	1,060,500
#Nielsen Luxembourg 144A
5.50% 10/1/21	155,000	160,813
Numericable-SFR
#144A 6.00% 5/15/22	3,325,000	3,370,719
#144A 6.25% 5/15/24	1,106,000	1,121,207
Outfront Media Capital
5.25% 2/15/22	336,000	352,800
5.625% 2/15/24	330,000	346,913
5.875% 3/15/25	285,000	302,456
Quebecor Media 5.75% 1/15/23	240,000	248,100
#RCN Telecom Services 144A
8.50% 8/15/20	563,000	599,595
Regal Entertainment Group
5.75% 3/15/22	1,072,000	1,100,140
5.75% 6/15/23	550,000	558,250
Sinclair Television Group
5.375% 4/1/21	915,000	942,450
#144A 5.625% 8/1/24	830,000	848,675
6.125% 10/1/22	915,000	963,221
Sirius XM Radio
#144A 4.625% 5/15/23	288,000	278,280
#144A 5.375% 4/15/25	490,000	493,675
#144A 5.75% 8/1/21	550,000	575,437
#144A 5.875% 10/1/20	850,000	888,250
#144A 6.00% 7/15/24	963,000	1,013,557
Time Warner Cable
7.30% 7/1/38	307,000	415,167

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Unitymedia Hessen
#144A 5.00% 1/15/25	666,000	$674,325
#144A 5.50% 1/15/23	200,000	210,260
#Unitymedia KabelBW 144A
6.125% 1/15/25	358,000	379,480
Univision Communications
#144A 5.125% 5/15/23	1,850,000	1,887,000
#144A 6.75% 9/15/22	2,776,000	2,987,670
#144A 8.50% 5/15/21	350,000	375,375
Videotron
5.00% 7/15/22	124,000	128,340
#144A 5.375% 6/15/24	867,000	895,177
#VTR Finance 144A
6.875% 1/15/24	1,195,000	1,242,800
#WMG Acquisition 144A
6.75% 4/15/22	1,516,000	1,443,990
#Ziggo Bond Finance 144A
5.875% 1/15/25	391,000	411,039

		59,963,015

Metals & Mining–4.58%
AK Steel 8.75% 12/1/18	520,000	555,750
Alcoa
5.125% 10/1/24	1,025,000	1,099,098
5.40% 4/15/21	508,000	553,774
5.72% 2/23/19	550,000	603,354
5.87% 2/23/22	519,000	576,380
5.90% 2/1/27	1,186,000	1,308,836
6.15% 8/15/20	449,000	507,197
6.75% 1/15/28	614,000	707,451
Aleris International
7.625% 2/15/18	80,000	81,900
7.875% 11/1/20	552,000	564,420
#APERAM 144A 7.75% 4/1/18	1,275,000	1,324,406
ArcelorMittal
7.00% 2/25/22	2,845,000	3,129,500
7.75% 10/15/39	1,080,000	1,139,400
10.60% 6/1/19	2,000,000	2,453,750
#BlueScope Steel Finance 144A
7.125% 5/1/18	402,000	418,080
Coeur Mining 7.875% 2/1/21	1,243,000	1,065,873
Commercial Metals
4.875% 5/15/23	155,000	147,250
6.50% 7/15/17	500,000	532,500
7.35% 8/15/18	620,000	671,150
#Constellium 144A
5.75% 5/15/24	600,000	570,000
First Quantum Minerals
#144A 6.75% 2/15/20	1,081,000	1,005,330
#144A 7.00% 2/15/21	491,000	455,403
#144A 7.25% 10/15/19	500,000	470,000
#144A 7.25% 5/15/22	670,000	619,750

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
FMG Resources August 2006
#144A 6.875% 2/1/18	275,556	$270,733
#144A 6.875% 4/1/22	743,000	551,677
#144A 8.25% 11/1/19	1,125,000	971,719
Hecla Mining 6.875% 5/1/21	1,476,000	1,313,640
HudBay Minerals 9.50% 10/1/20	454,000	474,430
Kaiser Aluminum 8.25% 6/1/20	656,000	718,320
#KGHM International 144A
7.75% 6/15/19	262,000	271,170
Lundin Mining
#144A 7.50% 11/1/20	575,000	598,000
#144A 7.875% 11/1/22	725,000	757,625
New Gold
#144A 6.25% 11/15/22	1,049,000	1,043,755
#144A 7.00% 4/15/20	328,000	338,250
Novelis 8.75% 12/15/20	1,273,000	1,370,066
#Prince Mineral Holding 144A
11.50% 12/15/19	390,000	379,275
Ryerson 9.00% 10/15/17	265,000	268,313
#Signode Industrial Group 144A
6.375% 5/1/22	435,000	434,456
Steel Dynamics
#144A 5.125% 10/1/21	215,000	217,419
5.25% 4/15/23	275,000	279,813
#144A 5.50% 10/1/24	275,000	279,469
6.125% 8/15/19	120,000	128,400
6.375% 8/15/22	695,000	745,387
Taseko Mines 7.75% 4/15/19	685,000	503,475
#Wise Metals Group 144A
8.75% 12/15/18	320,000	343,200

		32,819,144

Multiline Retail–0.13%
#Neiman Marcus Group 144A
8.00% 10/15/21	702,000	747,630
Penney (J.C.) 8.125% 10/1/19	203,000	199,955

		947,585

Oil, Gas & Consumable Fuels–12.32%
Antero Resources
5.125% 12/1/22	343,000	330,995
5.375% 11/1/21	725,000	705,969
6.00% 12/1/20	1,087,000	1,092,979
Baytex Energy
#144A 5.125% 6/1/21	157,000	144,833
#144A 5.625% 6/1/24	267,000	245,306
#Blue Racer Midstream 144A
6.125% 11/15/22	616,000	634,480
California Resources
#144A 5.50% 9/15/21	1,859,000	1,658,600
#144A 6.00% 11/15/24	972,000	857,790

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy
4.875% 4/15/22	2,567,000	$2,419,397
5.375% 6/15/21	340,000	331,500
5.75% 3/15/23	740,000	725,200
6.125% 2/15/21	542,000	551,485
7.25% 12/15/18	33,000	35,805
Chesapeake Oil Operating
6.625% 11/15/19	125,000	94,687
Cimarex Energy
4.375% 6/1/24	462,000	460,845
5.875% 5/1/22	594,000	635,580
#Citgo Holding 144A
10.75% 2/15/20	675,000	696,937
#CITGO Petroleum 144A
6.25% 8/15/22	903,000	880,425
Cloud Peak Energy Resources
6.375% 3/15/24	300,000	261,000
#Compressco Partners 144A
7.25% 8/15/22	720,000	633,600
Comstock Resources
7.75% 4/1/19	813,000	345,525
9.50% 6/15/20	443,000	194,920
#144A 10.00% 3/15/20	675,000	654,750
Concho Resources
5.50% 10/1/22	300,000	303,750
5.50% 4/1/23	120,000	121,488
6.50% 1/15/22	850,000	894,625
CONSOL Energy 5.875% 4/15/22	1,060,000	964,600
Crestwood Midstream Partners
6.00% 12/15/20	143,000	144,430
6.125% 3/1/22	454,000	459,675
#144A 6.25% 4/1/23	659,000	667,237
7.75% 4/1/19	500,000	519,675
Diamondback Energy
7.625% 10/1/21	742,000	784,665
Energy Transfer Equity
5.875% 1/15/24	2,112,000	2,238,720
7.50% 10/15/20	147,000	165,375
EnLink Midstream Partners
7.125% 6/1/22	165,000	186,175
EP Energy
6.875% 5/1/19	129,000	132,870
7.75% 9/1/22	1,370,000	1,404,250
9.375% 5/1/20	1,633,000	1,718,733
EXCO Resources
7.50% 9/15/18	224,000	133,840
8.50% 4/15/22	507,000	287,089
Exterran Partners
6.00% 10/1/22	575,000	529,000
Genesis Energy
5.625% 6/15/24	429,000	405,405

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Genesis Energy (continued)
5.75% 2/15/21	375,000	$363,750
7.875% 12/15/18	315,000	324,450
#Global Partners 144A
6.25% 7/15/22	227,000	224,730
Halcon Resources
8.875% 5/15/21	400,000	280,000
9.25% 2/15/22	860,000	597,700
9.75% 7/15/20	251,000	178,210
Hiland Partners
#144A 5.50% 5/15/22	280,000	288,400
#144A 7.25% 10/1/20	1,000,000	1,082,500
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	940,275
#144A 7.625% 4/15/21	1,365,000	1,426,425
#144A 8.00% 2/15/20	673,000	699,920
Holly Energy Partners
6.50% 3/1/20	137,000	135,630
Jones Energy Holdings
6.75% 4/1/22	270,000	253,800
#Jupiter Resources 144A
8.50% 10/1/22	950,000	783,750
Kinder Morgan
#144A 5.00% 2/15/21	323,000	345,657
#144A 5.625% 11/15/23	323,000	355,780
Linn Energy 6.50% 9/15/21	567,000	451,119
MarkWest Energy Partners
4.50% 7/15/23	256,000	254,720
4.875% 12/1/24	1,273,000	1,307,880
5.50% 2/15/23	1,250,000	1,290,625
6.25% 6/15/22	78,000	81,900
6.75% 11/1/20	344,000	362,920
MEG Energy
#144A 6.375% 1/30/23	300,000	277,500
#144A 6.50% 3/15/21	300,000	279,000
#144A 7.00% 3/31/24	265,000	251,087
#Memorial Resource Development 144A
5.875% 7/1/22	811,000	764,367
Murphy Oil USA 6.00% 8/15/23	95,000	102,363
Newfield Exploration
5.375% 1/1/26	425,000	430,100
5.625% 7/1/24	694,000	725,230
5.75% 1/30/22	400,000	419,000
6.875% 2/1/20	100,000	103,545
Oasis Petroleum 6.875% 3/15/22	650,000	637,000
Parker Drilling 6.75% 7/15/22	172,000	137,170
Peabody Energy
6.25% 11/15/21	597,000	369,394
#144A 10.00% 3/15/22	1,208,000	1,081,160
Penn Virginia 8.50% 5/1/20	725,000	685,125

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Resource Partners 6.50% 5/15/21	87,000	$92,003
Pioneer Energy Services
6.125% 3/15/22	617,000	484,345
#Precision Drilling 144A
5.25% 11/15/24	631,000	530,040
QEP Resources
5.25% 5/1/23	733,000	722,005
5.375% 10/1/22	1,062,000	1,048,725
6.875% 3/1/21	1,335,000	1,425,113
Range Resources
5.00% 8/15/22	210,000	210,000
5.00% 3/15/23	210,000	210,000
5.75% 6/1/21	215,000	225,683
6.75% 8/1/20	10,000	10,425
Regency Energy Partners
4.50% 11/1/23	133,000	134,330
5.00% 10/1/22	360,000	376,200
5.50% 4/15/23	2,045,000	2,121,687
5.875% 3/1/22	500,000	545,000
6.50% 7/15/21	370,000	389,425
#Rice Energy 144A 7.25% 5/1/23	516,000	516,645
Rose Rock Midstream
5.625% 7/15/22	297,000	294,030
Rosetta Resources
5.625% 5/1/21	1,025,000	968,625
5.875% 6/1/22	933,000	884,017
5.875% 6/1/24	771,000	720,885
#RSP Permian 144A
6.625% 10/1/22	246,000	248,460
Sabine Oil & Gas 9.75% 2/15/17	178,000	34,265
Sabine Pass Liquefaction
5.625% 2/1/21	400,000	404,624
5.625% 4/15/23	1,773,000	1,777,433
#144A 5.625% 3/1/25	672,000	666,960
5.75% 5/15/24	490,000	494,900
6.25% 3/15/22	490,000	508,375
SandRidge Energy
7.50% 3/15/21	220,000	137,500
#Sea Trucks Group 144A
9.00% 3/26/18	1,250,000	787,500
SemGroup 7.50% 6/15/21	266,000	279,965
Seventy Seven Energy
6.50% 7/15/22	756,000	347,760
#Shelf Drilling Holdings 144A
8.625% 11/1/18	225,000	186,187
SM Energy
5.00% 1/15/24	530,000	501,645
6.50% 11/15/21	2,413,000	2,461,260
6.50% 1/1/23	1,050,000	1,081,500
6.625% 2/15/19	772,000	785,510
Stone Energy 7.50% 11/15/22	744,000	677,040

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings
5.50% 8/15/22	525,000	$500,063
7.50% 7/1/21	185,000	193,325
#SunCoke Energy Partners 144A
7.375% 2/1/20	250,000	257,500
#Sunoco 144A 6.375% 4/1/23	1,070,000	1,104,775
#Talos Production 144A
9.75% 2/15/18	630,000	447,300
Targa Resources Partners
#144A 5.00% 1/15/18	550,000	567,875
5.25% 5/1/23	850,000	858,500
6.375% 8/1/22	54,000	56,835
6.875% 2/1/21	485,000	510,463
Tesoro 5.125% 4/1/24	230,000	235,750
Tesoro Logistics
#144A 5.50% 10/15/19	400,000	414,000
5.875% 10/1/20	1,656,000	1,705,680
6.125% 10/15/21	450,000	465,750
#144A 6.25% 10/15/22	384,000	399,360
Ultra Petroleum
#144A 5.75% 12/15/18	1,155,000	1,048,163
#144A 6.125% 10/1/24	1,129,000	973,763
W&T Offshore 8.50% 6/15/19	720,000	439,200
Western Refining 6.25% 4/1/21	379,000	379,000
#Western Refining Logistics 144A
7.50% 2/15/23	500,000	511,250
Whiting Petroleum
5.00% 3/15/19	875,000	864,063
Williams Partners
4.875% 5/15/23	1,010,000	1,019,267
5.875% 4/15/21	621,000	648,361
6.125% 7/15/22	2,006,000	2,126,248
WPX Energy
5.25% 9/15/24	1,338,000	1,183,461
6.00% 1/15/22	3,416,000	3,193,960

		88,340,371

Paper & Forest Products–0.56%
#Cascades 144A 5.50% 7/15/22	665,000	677,469
Clearwater Paper
4.50% 2/1/23	180,000	178,200
#144A 5.375% 2/1/25	450,000	460,125
Louisiana-Pacific 7.50% 6/1/20	117,000	125,483
Mercer International
7.00% 12/1/19	667,000	693,680
7.75% 12/1/22	655,000	697,575
Resolute Forest Products
5.875% 5/15/23	75,000	72,450
#Sappi Papier Holding 144A
8.375% 6/15/19	200,000	216,000
Unifrax I
#144A 7.50% 2/15/19	350,000	353,500

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Unifrax I (continued)
#144A 7.50% 2/15/19	280,000	$282,800
Verso Paper Holdings
11.75% 1/15/19	290,000	271,150

		4,028,432

Personal Products–0.03%
Revlon Consumer Products
5.75% 2/15/21	194,000	201,275

		201,275

Pharmaceuticals–2.89%
#~Capsugel PIK 144A
7.00% 5/15/19	615,000	626,147
Catamaran 4.75% 3/15/21	337,000	375,334
Endo Finance
#144A 5.75% 1/15/22	675,000	693,563
#144A 6.00% 2/1/25	960,000	993,600
#144A 7.00% 7/15/19	120,000	125,550
#144A 7.00% 12/15/20	365,000	381,881
#Grifols Worldwide Operations
144A 5.25% 4/1/22	480,000	489,000
Omnicare
4.75% 12/1/22	680,000	705,500
5.00% 12/1/24	450,000	472,500
Par Pharmaceutical
7.375% 10/15/20	755,000	800,300
#Prestige Brands 144A
5.375% 12/15/21	775,000	788,563
#Salix Pharmaceuticals 144A
6.50% 1/15/21	350,000	388,937
Valeant Pharmaceuticals International
#144A 5.50% 3/1/23	675,000	683,437
#144A 5.625% 12/1/21	380,000	386,650
#144A 6.375% 10/15/20	1,915,000	1,996,387
#144A 6.75% 8/15/18	1,309,000	1,382,631
#144A 6.75% 8/15/21	245,000	256,944
#144A 7.00% 10/1/20	875,000	917,656
#144A 7.25% 7/15/22	244,000	258,945
#144A 7.50% 7/15/21	717,000	778,167
VRX Escrow
#144A 5.375% 3/15/20	1,730,000	1,749,463
#144A 5.875% 5/15/23	3,320,000	3,411,300
#144A 6.125% 4/15/25	1,990,000	2,064,625

		20,727,080

Professional Services–0.09%
FTI Consulting
6.00% 11/15/22	125,000	132,034
6.75% 10/1/20	480,000	508,800

		640,834

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts–0.46%
CNL Lifestyle Properties
7.25% 4/15/19	305,000	$312,625
Crown Castle International
4.875% 4/15/22	400,000	416,250
5.25% 1/15/23	750,000	791,250
DuPont Fabros Technology
5.875% 9/15/21	445,000	461,687
Iron Mountain
5.75% 8/15/24	636,000	646,335
7.75% 10/1/19	346,000	369,787
8.375% 8/15/21	35,000	36,531
RHP Hotel Properties
5.00% 4/15/21	244,000	250,710

		3,285,175

Real Estate Management & Development–0.24%
CBRE Services 5.00% 3/15/23	945,000	992,250
Kennedy-Wilson 5.875% 4/1/24	304,000	305,520
#Mattamy Group 144A
6.50% 11/15/20	458,000	443,115

		1,740,885

Road & Rail–1.84%
Ashtead Capital
#144A 5.625% 10/1/24	650,000	679,250
#144A 6.50% 7/15/22	625,000	668,750
Avis Budget Car Rental
#144A 5.125% 6/1/22	710,000	719,748
#144A 5.25% 3/15/25	705,000	703,237
9.75% 3/15/20	545,000	596,448
#CEVA Group 144A 4.00% 5/1/18	215,000	196,187
Hertz
6.25% 10/15/22	95,000	98,563
7.375% 1/15/21	1,255,000	1,324,025
#Jurassic Holdings III 144A
6.875% 2/15/21	1,020,000	892,500
PHI 5.25% 3/15/19	292,000	265,720
United Rentals North America
4.625% 7/15/23	1,268,000	1,285,435
5.50% 7/15/25	1,512,000	1,544,130
5.75% 7/15/18	103,000	107,403
5.75% 11/15/24	120,000	124,500
6.125% 6/15/23	1,943,000	2,066,866
7.375% 5/15/20	200,000	217,125
7.625% 4/15/22	267,000	293,433
8.375% 9/15/20	1,300,000	1,398,215

		13,181,535

Semiconductors & Semiconductor Equipment–1.25%
Advanced Micro Devices
6.75% 3/1/19	845,000	823,875
7.00% 7/1/24	887,000	769,473
7.50% 8/15/22	52,000	50,050

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Advanced Micro Devices (continued)
7.75% 8/1/20	811,000	$778,560
Amkor Technology
6.625% 6/1/21	165,000	172,425
7.375% 5/1/18	450,000	460,125
CommScope
#144A 5.00% 6/15/21	428,000	429,605
#144A 5.50% 6/15/24	710,000	713,550
#Entegris 144A 6.00% 4/1/22	202,000	211,595
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	519,400
#144A 6.00% 1/15/22	263,000	286,999
Micron Technology
#144A 5.25% 8/1/23	304,000	310,080
#144A 5.50% 2/1/25	495,000	499,950
5.875% 2/15/22	181,000	191,726
NXP
#144A 3.50% 9/15/16	200,000	203,000
#144A 3.75% 6/1/18	420,000	429,450
#144A 5.75% 2/15/21	200,000	212,250
#144A 5.75% 3/15/23	200,000	213,000
Sensata Technologies
#144A 4.875% 10/15/23	435,000	449,137
#144A 5.00% 10/1/25	641,000	651,416
#144A 5.625% 11/1/24	531,000	567,506

		8,943,172

Software–0.70%
Activision Blizzard
#144A 5.625% 9/15/21	580,000	619,150
#144A 6.125% 9/15/23	1,100,000	1,201,750
Audatex North America
#144A 6.00% 6/15/21	781,000	829,813
#144A 6.125% 11/1/23	189,000	200,576
Emdeon 11.00% 12/31/19	354,000	387,630
Infor US 9.375% 4/1/19	535,000	574,349
#MSCI 144A 5.25% 11/15/24	255,000	264,244
#Nuance Communications 144A
5.375% 8/15/20	603,000	612,045
#Open Text 144A 5.625% 1/15/23	337,000	350,480

		5,040,037

Specialty Retail–1.02%
AutoNation 5.50% 2/1/20	100,000	110,021
#~Chinos Intermediate Holdings A
PIK 144A 7.75% 5/1/19	228,000	200,640
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	907,530
8.875% 3/15/19	1,075,000	618,125
#144A 9.00% 3/15/19	2,417,000	2,205,513
#Family Tree Escrow 144A
5.75% 3/1/23	331,000	350,033

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
#Guitar Center 144A
6.50% 4/15/19	433,000	$379,957
L Brands
5.625% 2/15/22	615,000	679,575
5.625% 10/15/23	500,000	557,500
Penske Automotive Group
5.75% 10/1/22	130,000	137,150
#Radio Systems 144A
8.375% 11/1/19	475,000	513,000
Sally Holdings 5.50% 11/1/23	615,000	650,363

		7,309,407

Thrift & Mortgage Finance–0.09%
Nationstar Mortgage
6.50% 7/1/21	172,000	167,700
7.875% 10/1/20	338,000	348,140
9.625% 5/1/19	143,000	153,367

		669,207

Trading Companies & Distributors–0.46%
Aircastle
5.125% 3/15/21	49,000	51,327
6.25% 12/1/19	318,000	350,398
7.625% 4/15/20	553,000	638,715
H&E Equipment Services
7.00% 9/1/22	811,000	839,385
HD Supply
#144A 5.25% 12/15/21	670,000	691,775
7.50% 7/15/20	676,000	726,700

		3,298,300

Wireless Telecommunication Services–4.22%
‡NII Capital 7.625% 4/1/21	2,354,000	741,510
NII International Telecom
#‡144A 7.875% 8/15/19	1,102,000	1,027,615
#‡144A 11.375% 8/15/19	402,000	383,910
#SBA Communications 144A
4.875% 7/15/22	683,000	670,748
SBA Telecommunications
5.75% 7/15/20	232,000	245,050
#SoftBank 144A 4.50% 4/15/20	1,165,000	1,194,125
Sprint
7.125% 6/15/24	437,000	428,260
7.25% 9/15/21	243,000	245,126
7.625% 2/15/25	1,479,000	1,479,000
7.875% 9/15/23	2,217,000	2,272,425
Sprint Capital
6.875% 11/15/28	370,000	341,325
6.90% 5/1/19	1,111,000	1,154,051
8.75% 3/15/32	2,287,000	2,372,763
Sprint Communications
6.00% 11/15/22	1,190,000	1,134,963

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
Sprint Communications (continued)
#144A 7.00% 3/1/20	2,577,000	$2,854,027
7.00% 8/15/20	1,250,000	1,275,781
#144A 9.00% 11/15/18	860,000	989,000
9.125% 3/1/17	334,000	365,730
11.50% 11/15/21	90,000	109,125
T-Mobile USA
5.25% 9/1/18	476,000	493,255
6.00% 3/1/23	414,000	425,257
6.125% 1/15/22	451,000	466,785
6.25% 4/1/21	793,000	827,694
6.375% 3/1/25	414,000	428,242
6.464% 4/28/19	325,000	335,969
6.50% 1/15/24	129,000	135,127
6.625% 11/15/20	534,000	560,033
6.625% 4/1/23	833,000	875,691
6.633% 4/28/21	591,000	621,289
6.731% 4/28/22	2,153,000	2,274,106
6.836% 4/28/23	1,089,000	1,150,256
#West 144A 5.375% 7/15/22	1,017,000	996,660
Wind Acquisition Finance
#144A 4.75% 7/15/20	745,000	748,725
#144A 7.375% 4/23/21	595,000	618,800

		30,242,423

Total Corporate Bonds (Cost $643,171,699)		647,925,774

«SENIOR SECURED LOANS–5.76%
Albertson’s Holdings Tranche B4 1st Lien
5.50% 8/25/21	840,000	848,182
Alon USA Partners Tranche B 1st Lien
9.25% 11/13/18	70,597	70,244
Altice Financing
5.50% 7/1/19	395,000	401,419
American Casino & Entertainment Properties Tranche B 1st Lien
4.50% 7/3/19	273,964	275,505
Avago Technologies Tranche B 1st Lien
3.75% 5/6/21	409,307	410,703
Avaya Tranche B-3
4.676% 10/26/17	157,958	155,661
Avaya Tranche B6
6.50% 3/31/18	97,404	97,323
Axalta Coating Systems U.S. Holdings 1st Lien
3.75% 2/1/20	360,670	359,112

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
AZ Chem US 2nd Lien
7.50% 6/12/22	174,000	$172,078
Calpine Tranche B3 1st Lien
4.00% 10/9/19	497,449	499,347
Carestream Health Tranche B
5.00% 6/7/19	172,004	172,840
CDW
3.25% 4/29/20	196,001	194,458
CEVA Group Canadian
6.50% 3/19/21	8,291	7,778
CEVA Group Dutch
6.50% 3/19/21	48,086	45,110
CEVA Group Pre-Funded L
6.50% 3/19/21	46,059	43,209
CEVA Group Tranche B
6.50% 3/19/21	66,325	62,221
Cincinnati Bell Tranche B 1st Lien
4.00% 9/10/20	315,200	315,398
Clear Channel Communications Tranche E 1st Lien
7.678% 7/30/19	850,642	821,520
Cumulus Media Holdings Tranche B 1st Lien
4.25% 12/23/20	1,000,000	984,250
Dell Tranche B
4.50% 4/29/20	1,063,538	1,072,083
Delta Air Lines Tranche B1
3.25% 10/18/18	977,500	978,717
Dole Food Tranche B
4.50% 11/1/18	763,333	766,795
Ducommun Tranche B1 1st Lien
4.75% 6/28/17	52,632	52,895
EMI Music Publishing Tranche B 1st Lien
3.75% 6/29/18	85,225	85,266
Energy Future Intermediate Holding 1st Lien
4.25% 6/19/16	305,118	306,517
Entercom Radio Tranche B2
4.00% 11/23/18	69,667	69,819
FCA US Tranche B 1st Lien
3.50% 5/24/17	681,470	682,604
Fieldwood Energy 2nd Lien
8.375% 9/30/20	720,000	530,489
First Data Tranche B1
3.674% 9/24/18	213,043	213,131
Floatel International Tranche B 1st Lien
6.00% 6/13/20	388,385	289,832
Formula One Tranche B 2nd Lien
7.75% 7/29/22	825,000	821,217

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Fortescue Resources 1st Lien
3.75% 6/30/19	400,000	$362,386
Freedom Group Operating Tranche B
5.50% 4/19/19	338,003	330,398
Freescale Semiconductor Tranche B4
4.25% 3/1/20	294,028	294,966
Freescale Semiconductor Tranche B5
5.00% 1/15/21	561,450	564,998
Go Daddy Tranche B 1st Lien
4.75% 5/13/21	402,955	405,189
Hanson Building Tranche B 1st Lien
6.50% 3/13/22	406,000	406,002
Harland Clarke Holdings Tranche B
5.525% 6/30/17	64,053	64,293
Heinz (H.J.) Tranche B2 1st Lien
3.25% 6/5/20	1,184,000	1,187,611
iHeartCommunications Tranche D
6.928% 1/30/19	2,982,692	2,842,043
Intrawest Tranche 1st Lien
5.50% 12/9/20	274,168	276,524
Inventiv Health Tranche B4 1st Lien
7.75% 5/15/18	288,875	290,441
J. Crew Group Tranche B 1st Lien
4.00% 3/5/21	956,384	889,136
MEG Energy Tranche B
3.75% 3/31/20	80,983	77,825
Ocean Rig (Drillship) Tranche B 1st Lien
5.50% 7/25/21	367,008	307,369
OCI Beaumont Tranche B3 1st Lien
5.50% 8/20/19	118,315	119,277
Overseas Shipholding Tranche B - Exit
5.25% 8/5/19	286,715	285,460
Peabody Energy Tranche B
4.25% 9/24/20	398,987	359,464
Penney (J.C.) 1st Lien
6.00% 5/22/18	1,080,750	1,080,166
PetSmart Tranche B 1st Lien
5.00% 3/10/22	600,000	605,196
Pinnacle Foods Tranche H 1st Lien
3.00% 4/29/20	492,500	491,229

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Quickrete 2nd Lien
7.00% 3/30/21	77,775	$78,310
Realogy
0.005% 10/10/16	10,583	10,484
Rite Aid 2nd Lien
4.875% 6/21/21	1,038,889	1,042,452
Rite Aid Tranche 2nd Lien
5.75% 8/21/20	155,000	156,937
Riverbed Technology 1st Lien
6.00% 2/25/22	300,000	303,300
ROC Finance 1st Lien
5.00% 6/20/19	1,173,583	1,137,273
Sabine Oil & Gas 2nd Lien
8.75% 12/31/18	466,667	232,823
Scientific Games International
6.00% 10/18/20	321,434	322,880
Sears Tranche B
5.50% 6/30/18	804,813	794,499
Serta Simmons Holdings Tranche B 1st Lien
4.25% 10/1/19	387,113	388,524
Shelf Drilling MidCo 1st Lien
10.00% 10/8/18	300,000	205,500
Shingle Springs Tribal Gaming Authority Tranche B
6.25% 8/29/19	315,357	317,328
Stallion Oilfield Holdings
8.00% 6/19/18	256,347	187,133
Summit Materials Tranche B
5.00% 1/30/19	170,214	170,799
Supervalu 1st Lien
4.50% 3/21/19	1,542,136	1,550,595
Syniverse Holdings 1st Lien
4.00% 4/23/19	512,877	484,669
‡Texas Competitive Electric Holdings
3.75% 5/5/16	436,921	439,925
4.668% 10/10/17	6,255,000	3,766,298
‡Texas Competitive Electric Holdings Nonext
4.668% 10/10/15	1,920,000	1,142,995
Tribune Tranche B 1st Lien
4.00% 12/27/20	553,268	554,513
Univision Communications 1st Lien
4.00% 3/1/20	205,761	205,584
Univision Communications Tranche C4
4.00% 3/1/20	1,458,305	1,457,656
UPC Broadband Holding Tranche AH
3.25% 6/30/21	170,000	169,351

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Valeant Pharmaceuticals International Tranche B-F1 1st Lien
4.00% 3/13/22	1,050,000	$1,055,906
Veresen Midstream Tranche B 1st Lien
6.00% 3/31/22	350,000	350,700
@Vertis
14.00% 12/20/15	243,194	229
Visant Tranche 1st Lien
7.00% 9/23/21	323,375	325,294
Weather Channel 1st Lien
3.50% 2/13/17	499,831	480,729
WMG Acquisition 1st Lien
3.75% 7/1/20	321,734	314,609
XO Communications
4.25% 3/19/21	439,945	441,540
Zayo Group Tranche B 1st Lien
4.00% 7/2/19	197,465	198,026

Total Senior Secured Loans (Cost $43,570,137)		41,332,557

	Number of
	Shares
COMMON STOCK–0.01%
†Dynegy	2,750	86,433
†@Escrow General Motors	425,000	43
†@Escrow General Motors	400,000	40
†@Escrow General Motors	325,000	33
†@=General Maritime	85	663
†Verso	7,222	13,000

Total Common Stock (Cost $211,301)		100,212

	Number of	Value
	Shares	(U.S. $)

PREFERRED STOCK–0.65%
#Ally Financial 144A 7.00%	1,442	$1,480,078
•Bank of America 6.10%	1,186,000	1,206,014
•Hartford Financial Services Group 7.875%	5,600	172,032
•Morgan Stanley 5.55%	527,000	533,587
•XLIT 3.373%	1,505	1,243,036

Total Preferred Stock (Cost $4,321,788)		4,634,747

WARRANT–0.00%
†@=General Maritime exercise price $42.50, expiration date 5/17/17	132	0

Total Warrant (Cost $0)		0

MONEY MARKET FUND–2.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	16,367,204	16,367,204

Total Money Market Fund (Cost $16,367,204)		16,367,204

TOTAL VALUE OF SECURITIES–99.06% (Cost $707,642,129)	710,360,494
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.94%	6,733,842

NET ASSETS APPLICABLE TO 63,238,815 SHARES OUTSTANDING–100.00%	$717,094,336

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $255,813,153, which represents 35.67% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $1,008, which represents 0.00% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $663, which represents 0.00% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

PIK–Payment-in-kind

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$647,925,774	$—	$647,925,774
Senior Secured Loans	—	41,332,557	—	41,332,557
Common Stock
Automobiles	—	—	116	116
Independent Power & Renewable Electricity Producers	86,433	—	—	86,433
Oil, Gas & Consumable Fuels	—	—	663	663
Paper & Forest Products	13,000	—	—	13,000
Preferred Stock	172,032	4,462,715	—	4,634,747
Warrant	—	—	—	—
Money Market Fund	16,367,204	—	—	16,367,204

Total	$16,638,669	$693,721,046	$779	$710,360,494

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP JPMorgan High Yield Fund–18

LVIP Managed Risk American Balanced Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–99.57%
Asset Allocation Fund–19.11%
² American Funds®–
Capital Income Builder	6,476,751	$384,978,101

		384,978,101

Equity Funds–21.04%
² American Funds®–
AMCAP Fund	6,011,185	173,302,474
American Mutual Fund	4,709,112	174,190,039
American Funds Insurance Series®–
Growth-Income Fund	1,424,935	76,476,260

		423,968,773

Fixed Income Funds–41.89%
² American Funds®–
Intermediate Bond Fund of America	8,642,355	117,795,304
American Funds Insurance Series®–
Bond Fund	43,640,071	491,823,604
High-Income Bond Fund	8,987,722	97,067,397
Mortgage Bond Fund	7,235,506	78,432,889
U.S. Government/AAA-Rated Securities Fund	4,665,834	58,789,513

		843,908,707

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–11.60%
² American Funds®–
EuroPacific Growth Fund	1,957,324	$97,670,448
New Perspective Fund	503,284	19,129,829
American Funds Insurance Series®–
Global Small Capitalization Fund	4,282,478	116,954,478

		233,754,755

International Fixed Income Fund–2.91%
American Funds Insurance Series®–
Global Bond Fund	4,994,604	58,586,708

		58,586,708

Money Market Fund–3.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	60,807,922	60,807,922

		60,807,922

Total Investment Companies (Cost $1,904,157,548)		2,006,004,966

TOTAL VALUE OF SECURITIES–99.57% (Cost $1,904,157,548)	2,006,004,966
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	8,594,064

NET ASSETS APPLICABLE TO 176,574,039 SHARES OUTSTANDING–100.00%	$2,014,599,030

²	Class R-6 shares.

Class 1 shares.

«	Includes $4,350,888 cash and $1,782,764 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk American Balanced Allocation Fund–1

LVIP Managed Risk American Balanced Allocation Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
370 British Pound Currency	$34,509,734	$34,310,563	6/18/15	$(199,171)
312 E-mini MSCI Emerging Markets Index	14,559,730	15,169,440	6/22/15	609,710
92 E-mini Russell 2000 Index	11,133,913	11,489,880	6/22/15	355,967
1,069 E-mini S&P 500 Index	108,605,857	110,149,760	6/22/15	1,543,903
65 E-mini S&P MidCap 400 Index	9,606,074	9,878,700	6/22/15	272,626
101 Euro Currency	13,319,962	13,576,925	6/18/15	256,963
392 Euro STOXX 50 Index	15,297,980	15,307,438	6/22/15	9,458
329 FTSE 100 Index	33,049,103	32,829,249	6/22/15	(219,854)
26 Japanese Yen Currency	2,677,858	2,712,450	6/18/15	34,592
17 Nikkei 225 Index (OSE)	2,631,308	2,722,437	6/12/15	91,129

	$245,391,519			$2,755,323

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$2,006,004,966

Futures Contracts	$2,755,323

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP American Global Balanced Allocation Managed Risk Fund.

LVIP Managed Risk American Balanced Allocation Fund–2

LVIP Managed Risk American Growth Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–16.19%
²American Funds®–
Capital Income Builder	10,867,538	$645,966,482

		645,966,482

Equity Funds–28.59%
²American Funds®–
AMCAP Fund	14,499,768	418,028,298
American Mutual Fund	10,329,054	382,071,715
American Funds Insurance Series®–
Growth-Income Fund	6,342,282	340,390,274

		1,140,490,287

Fixed Income Funds–22.32%
²American Funds®–
Intermediate Bond Fund of America	11,374,482	155,034,196
American Funds Insurance Series®–
Bond Fund	41,335,948	465,856,137
High-Income Bond Fund	14,187,259	153,222,398
Mortgage Bond Fund	10,727,823	116,289,602

		890,402,333

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–26.03%
²American Funds®–
EuroPacific Growth Fund	9,273,746	$462,759,909
New Perspective Fund	5,022,022	190,887,072
American Funds Insurance Series®–
Global Small Capitalization Fund	9,860,848	269,299,762
New World Fund	5,418,532	115,523,104

		1,038,469,847

International Fixed Income Fund–2.90%
American Funds Insurance Series®–
Global Bond Fund	9,859,990	115,657,688

		115,657,688

Money Market Fund–4.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	161,338,395	161,338,395

		161,338,395

Total Investment Companies (Cost $3,753,782,657)		3,992,325,032

TOTAL VALUE OF SECURITIES–100.07% (Cost $3,753,782,657)	3,992,325,032
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(2,715,655)

NET ASSETS APPLICABLE TO 339,734,860 SHARES OUTSTANDING–100.00%	$3,989,609,377

²	Class R-6 shares.

Class 1 shares.

«	Includes $4,575,234 foreign currencies pledged as collateral for futures contracts and $3,732,157 cash due to broker as of March 31, 2015.

LVIP Managed Risk American Growth Allocation Fund–1

LVIP Managed Risk American Growth Allocation Fund

Schedule of Investments (unaudited)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(26) British Pound Currency	$(2,410,235)	$(2,411,012)	6/18/15	$(777)
38 E-mini MSCI Emerging Markets Index	1,849,390	1,847,560	6/22/15	(1,830)
6 E-mini Russell 2000 Index	752,075	749,340	6/22/15	(2,735)
86 E-mini S&P 500 Index	8,936,065	8,861,440	6/22/15	(74,625)
7 E-mini S&P MidCap 400 Index	1,067,865	1,063,860	6/22/15	(4,005)
(9) Euro Currency	(1,223,730)	(1,209,825)	6/18/15	13,905
31 Euro STOXX 50 Index	1,201,555	1,210,537	6/22/15	8,982
23 FTSE 100 Index	2,357,120	2,295,054	6/22/15	(62,066)
(3) Japanese Yen Currency	(314,685)	(312,975)	6/18/15	1,710
3 Nikkei 225 Index (OSE)	489,410	480,430	6/12/15	(8,980)

	$12,704,830			$(130,421)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$3,992,325,032

Futures Contracts	$(130,421)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP American Global Growth Allocation Manged Risk Fund.

LVIP Managed Risk American Growth Allocation Fund–2

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–88.35%
Equity Funds–21.62%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,751,523	$28,407,945
LVIP SSgA Mid-Cap Index Fund	5,467,452	58,151,817
LVIP SSgA S&P 500 Index Fund	12,818,966	189,489,955
LVIP SSgA Small-Cap Index Fund	1,560,644	43,930,565

		319,980,282

Fixed Income Funds–55.17%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	2,741,118	28,740,625
LVIP Delaware Bond Fund	39,442,020	557,946,812
LVIP Delaware Diversified Floating Rate Fund	2,838,859	28,675,310
LVIP JPMorgan High Yield Fund	5,037,819	57,133,901
LVIP PIMCO Low Duration Bond Fund	7,148,821	71,838,506
LVIP SSgA Bond Index Fund	6,241,160	72,416,174

		816,751,328

International Equity Funds–8.65%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	1,973,741	28,569,894
LVIP Mondrian International Value Fund	1,592,475	28,420,893
LVIP SSgA Developed International 150 Fund	1,467,598	14,086,010
LVIP SSgA International Index Fund	6,251,334	56,962,157

		128,038,954

International Fixed Income Fund–2.91%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	3,732,467	43,061,476

		43,061,476

Total Affiliated Investment Companies (Cost $1,166,119,721)		1,307,832,040

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–11.28%
Equity Funds–3.47%
*Delaware VIP® Trust–
Delaware VIP U.S. Growth Series	1,616,699	$22,860,131
Delaware VIP Value Series	470,797	14,025,046
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	411,884	14,448,886

		51,334,063

Fixed Income Funds–3.32%
² American Funds®–
American Funds Mortgage Fund	1,992,523	20,443,286
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	2,602,374	28,730,205

		49,173,491

International Equity Fund–1.96%
iShares MSCI Emerging Markets ETF	722,620	28,998,741

		28,998,741

Money Market Fund–2.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	37,438,137	37,438,137

		37,438,137

Total Unaffiliated Investment Companies (Cost $139,104,038)		166,944,432

TOTAL VALUE OF SECURITIES–99.63% (Cost $1,305,223,759)	1,474,776,472
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.37%	5,530,451

NET ASSETS APPLICABLE TO 103,916,728 SHARES OUTSTANDING–100.00%	$1,480,306,923

²	Class R-6 shares.

*	Standard Class shares.

«	Includes $2,744,591 cash and $1,359,677 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

X	Initial Class.

LVIP Managed Risk Profile Conservative Fund–1

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
165 British Pound Currency	$15,380,644	$15,300,656	6/18/15	$(79,988)
187 E-mini MSCI Emerging Markets Index	8,726,505	9,091,940	6/22/15	365,435
105 E-mini Russell 2000 Index	12,707,184	13,113,450	6/22/15	406,266
667 E-mini S&P 500 Index	67,764,365	68,727,680	6/22/15	963,315
140 E-mini S&P MidCap 400 Index	20,690,005	21,277,200	6/22/15	587,195
88 Euro Currency	11,613,552	11,829,400	6/18/15	215,848
340 Euro STOXX 50 Index	13,265,109	13,276,859	6/22/15	11,750
154 FTSE 100 Index	15,497,294	15,366,882	6/22/15	(130,412)
53 Japanese Yen Currency	5,460,792	5,529,225	6/18/15	68,433
35 Nikkei 225 Index (OSE)	5,417,411	5,605,019	6/12/15	187,608

	$176,522,861			$2,595,450

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$1,474,776,472

Futures Contracts	$2,595,450

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Global Conservative Allocation Managed Risk Fund.

LVIP Managed Risk Profile Conservative Fund–2

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.69%
Equity Funds–30.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	13,142,649	$213,160,627
LVIP SSgA Mid-Cap Index Fund	34,457,176	366,486,520
LVIP SSgA S&P 500 Index Fund	87,226,276	1,289,378,818
LVIP SSgA Small-Cap Index Fund	10,452,868	294,237,789
†LVIP T. Rowe Price Growth Stock Fund	2,152,938	71,165,357
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,082,818	72,335,246

		2,306,764,357

Fixed Income Funds–35.62%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	13,785,762	144,543,714
LVIP Delaware Bond Fund	105,970,736	1,499,062,037
LVIP Delaware Diversified Floating Rate Fund	7,139,523	72,116,322
LVIP JPMorgan High Yield Fund	19,003,293	215,516,349
LVIP PIMCO Low Duration Bond Fund	35,953,984	361,301,587
LVIP SSgA Bond Index Fund	31,388,133	364,196,506

		2,656,736,515

International Equity Funds–19.27%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	14,321,255	144,959,745
LVIP MFS International Growth Fund	19,853,445	287,378,610
LVIP Mondrian International Value Fund	12,013,778	214,409,895
LVIP SSgA Developed International 150 Fund	22,398,782	214,983,512
LVIP SSgA Emerging Markets 100 Fund	15,535,056	146,076,133
LVIP SSgA International Index Fund	47,160,170	429,723,466

		1,437,531,361

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.88%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	25,063,756	$289,160,554

		289,160,554

Total Affiliated Investment Companies (Cost $5,852,875,059)		6,690,192,787

UNAFFILIATED INVESTMENT COMPANIES–10.05%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	16,315,178	69,339,508

		69,339,508

Equity Funds–2.75%
*Delaware VIP® Trust–
Delaware VIP U.S. Growth Series	4,476,338	63,295,420
Delaware VIP Value Series	2,327,972	69,350,299
X Fidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,071,500	72,668,225

		205,313,944

Fixed Income Funds–1.34%
²American Funds® –
American Funds Mortgage Fund	1,753,001	17,985,794
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	7,434,604	82,078,033

		100,063,827

International Equity Fund–1.95%
iShares MSCI Emerging Markets ETF	3,620,695	145,298,490

		145,298,490

Money Market Fund–3.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	229,468,284	229,468,284

		229,468,284

Total Unaffiliated Investment Companies (Cost $691,877,487)		749,484,053

TOTAL VALUE OF SECURITIES–99.74% (Cost $6,544,752,546)	7,439,676,840
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	19,118,609

NET ASSETS APPLICABLE TO 518,097,028 SHARES OUTSTANDING–100.00%	$7,458,795,449

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $11,237,829 cash and $5,816,969 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk Profile Moderate Fund–1

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments (continued)

X	Initial Class.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
735 British Pound Currency	$68,516,019	$68,157,469	6/18/15	$(358,550)
931 E-mini MSCI Emerging Markets Index	43,750,580	45,265,220	6/22/15	1,514,640
331 E-mini Russell 2000 Index	40,288,955	41,338,590	6/22/15	1,049,635
2,059 E-mini S&P 500 Index	210,110,387	212,159,360	6/22/15	2,048,973
482 E-mini S&P MidCap 400 Index	71,609,976	73,254,360	6/22/15	1,644,384
364 Euro Currency	48,217,529	48,930,700	6/18/15	713,171
1,409 Euro STOXX 50 Index	54,963,456	55,020,868	6/22/15	57,412
696 FTSE 100 Index	70,075,459	69,450,326	6/22/15	(625,133)
232 Japanese Yen Currency	23,939,304	24,203,400	6/18/15	264,096
155 Nikkei 225 Index (OSE)	24,205,736	24,822,225	6/12/15	616,489

	$655,677,401			$6,925,117

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$7,439,676,840

Futures Contracts	$6,925,117

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Global Moderate Allocation Managed Risk Fund.

LVIP Managed Risk Profile Moderate Fund–2

LVIP Managed Risk Profile Growth Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.98%
Equity Funds–39.31%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	21,763,302	$352,978,990
LVIP SSgA Mid-Cap Index Fund	42,564,552	452,716,577
LVIP SSgA S&P 500 Index Fund	142,425,462	2,105,333,178
LVIP SSgA Small-Cap Index Fund	16,128,990	454,014,948
†LVIP T. Rowe Price Growth Stock Fund	5,397,628	178,418,606
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,808,160	89,354,659

		3,632,816,958

Fixed Income Funds–26.01%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	8,514,934	89,279,088
LVIP Delaware Bond Fund	106,740,311	1,509,948,445
LVIP Delaware Diversified Floating Rate Fund	8,818,270	89,073,343
LVIP JPMorgan High Yield Fund	15,650,659	177,494,128
LVIP PIMCO Low Duration Bond Fund	35,533,113	357,072,253
LVIP SSgA Bond Index Fund	15,537,825	180,285,382

		2,403,152,639

International Equity Funds–23.80%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Emerging Markets RPM Fund	7,440,912	70,740,748
LVIP Clarion Global Real Estate Fund	17,689,980	179,057,974
LVIP MFS International Growth Fund	24,525,078	355,000,505
LVIP Mondrian International Value Fund	14,840,643	264,860,949
LVIP SSgA Developed International 150 Fund	18,340,524	176,032,346
LVIP SSgA Emerging Markets 100 Fund	19,190,659	180,449,770
LVIP SSgA International Index Fund	106,803,808	973,196,300

		2,199,338,592

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–3.86%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	30,930,153	$356,841,170

		356,841,170

Total Affiliated Investment Companies (Cost $7,601,398,740)		8,592,149,359

UNAFFILIATED INVESTMENT COMPANIES–6.93%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	20,154,825	85,658,005

		85,658,005

Equity Fund–0.97%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	2,558,890	89,765,845

		89,765,845

Fixed Income Fund–0.18%
²American Funds®–
American Funds Mortgage Fund	1,627,862	16,701,861

		16,701,861

International Equity Fund–1.17%
iShares MSCI Emerging Markets ETF	2,697,715	108,259,303

		108,259,303

Money Market Fund–3.68%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	339,850,342	339,850,342

		339,850,342

Total Unaffiliated Investment Companies (Cost $668,532,453)		640,235,356

TOTAL VALUE OF SECURITIES–99.91% (Cost $8,269,931,193)	9,232,384,715
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.09%	8,351,283

NET ASSETS APPLICABLE TO 674,346,877 SHARES OUTSTANDING–100.00%	$9,240,735,998

²	Class R-6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $11,898,549 cash and $4,959,496 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk Profile Growth Fund–1

LVIP Managed Risk Profile Growth Fund

Schedule of Investments (continued)

XInitial	Class.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
578 British Pound Currency	$53,661,187	$53,598,662	6/18/15	$(62,525)
576 E-mini MSCI Emerging Markets Index	27,481,851	28,005,120	6/22/15	523,269
260 E-mini Russell 2000 Index	32,194,988	32,471,400	6/22/15	276,412
1,573 E-mini S&P 500 Index	162,608,872	162,081,920	6/22/15	(526,952)
317 E-mini S&P MidCap 400 Index	47,807,413	48,177,660	6/22/15	370,247
268 Euro Currency	35,992,745	36,025,900	6/18/15	33,155
1,058 Euro STOXX 50 Index	41,243,693	41,314,463	6/22/15	70,770
557 FTSE 100 Index	56,357,558	55,580,218	6/22/15	(777,340)
190 Japanese Yen Currency	19,705,271	19,821,750	6/18/15	116,479
130 Nikkei 225 Index (OSE)	20,529,649	20,818,640	6/12/15	288,991

	$497,583,227			$312,506

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$9,232,384,715

Futures Contracts	$312,506

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Global Growth Allocation Managed Risk Fund.

LVIP Managed Risk Profile Growth Fund–2

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.30%
Equity Funds–29.26%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	20,640	$887,871
LVIP SSgA Mid-Cap Index Fund	42,350	450,431
LVIP SSgA S&P 500 Index Fund	651,267	9,627,025
LVIP SSgA Small-Cap Index Fund	64,398	1,812,741
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	18,988	445,537

		13,223,605

Fixed Income Funds–43.48%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	382,186	4,007,219
LVIP Delaware Bond Fund	95,170	1,346,277
LVIP Delaware Diversified Floating Rate Fund	175,928	1,777,053
LVIP JPMorgan High Yield Fund	117,060	1,327,576
LVIP PIMCO Low Duration Bond Fund	177,217	1,780,857
LVIP SSgA Bond Index Fund	811,306	9,413,586

		19,652,568

International Equity Funds–14.66%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	132,313	1,339,274
LVIP SSgA International Index Fund	580,304	5,287,729

		6,627,003

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–6.90%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	270,226	$3,117,599

		3,117,599

Total Affiliated Investment Companies (Cost $31,773,796)		42,620,775

UNAFFILIATED INVESTMENT COMPANIES–5.80%
Fixed Income Fund–0.99%
American Funds®–
Mortgage Bond Fund	41,277	447,442

		447,442

International Equity Fund–2.91%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	68,775	1,318,423

		1,318,423

Money Market Fund–1.90%
Dreyfus Treasury & Agency Cash Management Fund -Institutional Shares	857,907	857,907

		857,907

Total Unaffiliated Investment Companies (Cost $2,475,291)		2,623,772

TOTAL VALUE OF SECURITIES–100.10% (Cost $34,249,087)	45,244,547
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(46,581)

NET ASSETS APPLICABLE TO 3,568,877 SHARES OUTSTANDING–100.00%	$45,197,966

*	Standard Class shares.

Class 1 shares.

«	Includes $52,271 cash and $23,886 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1)	British Pound Currency	$(93,262)	$(92,731)	6/18/15	$530
(1)	E-mini MSCI Emerging Markets Index	(46,659)	(48,620)	6/22/15	(1,961)
(1)	E-mini Russell 2000 Index	(121,014)	(124,890)	6/22/15	(3,876)
(3)	E-mini S&P 500 Index	(307,296)	(309,120)	6/22/15	(1,824)
(1)	E-mini S&P MidCap 400 Index	(147,779)	(151,980)	6/22/15	(4,201)
(1)	Euro Currency	(131,824)	(134,425)	6/18/15	(2,601)
(1)	Euro STOXX 50 Index	(39,049)	(39,050)	6/22/15	(1)
(1)	FTSE 100 Index	(100,474)	(99,785)	6/22/15	689
(1)	Japanese Yen Currency	(102,987)	(104,325)	6/18/15	(1,338)
(1)	Nikkei 225 Index (OSE)	(154,782)	(160,143)	6/12/15	(5,361)

		$(1,245,126)			$(19,944)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$45,244,547

Futures Contracts	$(19,944)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.46%
Equity Funds–36.80%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	64,536	$3,257,346
LVIP Delaware Special Opportunities Fund	73,844	3,176,568
LVIP SSgA Mid-Cap Index Fund	151,484	1,611,180
LVIP SSgA S&P 500 Index Fund	2,966,452	43,850,089
LVIP SSgA Small-Cap Index Fund	114,770	3,230,663
LVIP SSgA Small-Mid Cap 200 Fund	103,607	1,612,645
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	135,861	3,187,832

		59,926,323

Fixed Income Funds–32.38%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	759,470	7,963,048
LVIP Delaware Diversified Floating Rate Fund	314,643	3,178,204
LVIP JPMorgan High Yield Fund	419,160	4,753,695
LVIP PIMCO Low Duration Bond Fund	633,866	6,369,715
LVIP SSgA Bond Index Fund	2,625,267	30,460,975

		52,725,637

International Equity Funds–20.41%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	473,323	4,790,974

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	171,161	$1,609,431
LVIP SSgA International Index Fund .	2,944,228	26,827,809

		33,228,214

International Fixed Income Fund–5.87%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	828,467	9,558,027

		9,558,027

Total Affiliated Investment Companies (Cost $112,331,405)		155,438,201

UNAFFILIATED INVESTMENT COMPANIES–4.77%
International Equity Fund–1.93%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	163,380	3,131,986

		3,131,986

Money Market Fund–2.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,625,877	4,625,877

		4,625,877

Total Unaffiliated Investment Companies (Cost $7,034,962)		7,757,863

TOTAL VALUE OF SECURITIES–100.23% (Cost $119,366,367)	163,196,064
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.23%)	(368,087)

NET ASSETS APPLICABLE TO 13,198,682 SHARES OUTSTANDING–100.00%	$162,827,977

*	Standard Class shares.

«	Includes $370,336 cash and $168,390 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11)	British Pound Currency	$(1,025,879)	$(1,020,044)	6/18/15	$5,835
(7)	E-mini MSCI Emerging Markets Index	(326,614)	(340,340)	6/22/15	(13,726)
(4)	E-mini Russell 2000 Index	(484,057)	(499,560)	6/22/15	(15,503)
(31)	E-mini S&P 500 Index	(3,149,344)	(3,194,240)	6/22/15	(44,896)
(4)	E-mini S&P MidCap 400 Index	(591,117)	(607,920)	6/22/15	(16,803)
(5)	Euro Currency	(659,121)	(672,125)	6/18/15	(13,004)
(17)	Euro STOXX 50 Index	(663,015)	(663,843)	6/22/15	(828)
(10)	FTSE 100 Index	(1,007,758)	(997,849)	6/22/15	9,909
(4)	Japanese Yen Currency	(411,947)	(417,300)	6/18/15	(5,353)
(3)	Nikkei 225 Index (OSE)	(464,338)	(480,430)	6/12/15	(16,092)

		$(8,783,190)			$(110,461)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$163,196,064

Futures Contracts	$(110,461)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.50%
Equity Funds–38.32%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	33,573	$1,694,553
LVIP Delaware Special Opportunities Fund	77,222	3,321,855
LVIP MFS Value Fund	43,764	1,643,658
LVIP SSgA Mid-Cap Index Fund	158,415	1,684,901
LVIP SSgA S&P 500 Index Fund	3,212,830	47,492,052
LVIP SSgA Small-Cap Index Fund	120,844	3,401,645
LVIP SSgA Small-Mid Cap 200 Fund	108,344	1,686,379
†LVIP T. Rowe Price Growth Stock Fund	49,609	1,639,837
LVIP T. Rowe Price Structured
Mid-Cap Growth Fund	142,081	3,333,789

		65,898,669

Fixed Income Funds–26.25%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	476,552	4,996,643
LVIP Delaware Diversified Floating Rate Fund	329,061	3,323,842
LVIP JPMorgan High Yield Fund	291,986	3,311,410
LVIP PIMCO Low Duration Bond Fund	331,486	3,331,100
LVIP SSgA Bond Index Fund	2,601,236	30,182,144

		45,145,139

International Equity Funds–23.09%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	494,894	5,009,315
LVIP Mondrian International Value Fund	184,529	3,293,282
LVIP SSgA Emerging Markets 100 Fund	359,871	3,383,867
LVIP SSgA International Index Fund	3,076,194	28,030,279

		39,716,743

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.84%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	722,056	$8,330,358

		8,330,358

Total Affiliated Investment Companies (Cost $113,552,482)		159,090,909

UNAFFILIATED INVESTMENT COMPANIES–7.68%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	375,933	1,597,714

		1,597,714

International Equity Fund–2.86%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	256,236	4,912,035

		4,912,035

Money Market Fund–3.89%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	6,690,559	6,690,559

		6,690,559

Total Unaffiliated Investment Companies (Cost $12,732,528)		13,200,308

TOTAL VALUE OF SECURITIES–100.18% (Cost $126,285,010)	172,291,217
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(307,400)

NET ASSETS APPLICABLE TO 13,861,901 SHARES OUTSTANDING–100.00%	$171,983,817

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $272,194 cash and $119,024 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8)	British Pound Currency	$(746,094)	$(741,850)	6/18/15	$4,244
(8)	E-mini MSCI Emerging Markets Index	(375,268)	(388,960)	6/22/15	(13,692)
(2)	E-mini Russell 2000 Index	(242,028)	(249,780)	6/22/15	(7,752)
(22)	E-mini S&P 500 Index	(2,235,018)	(2,266,880)	6/22/15	(31,862)
(3)	E-mini S&P MidCap 400 Index	(443,338)	(455,940)	6/22/15	(12,602)
(4)	Euro Currency	(527,297)	(537,700)	6/18/15	(10,403)
(13)	Euro STOXX 50 Index	(506,787)	(507,645)	6/22/15	(858)
(7)	FTSE 100 Index	(706,270)	(698,495)	6/22/15	7,775
(3)	Japanese Yen Currency	(308,960)	(312,975)	6/18/15	(4,015)
(2)	Nikkei 225 Index (OSE)	(309,564)	(320,286)	6/12/15	(10,722)

		$(6,400,624)			$(79,887)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$172,291,217

Futures Contracts	$(79,887)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.53%
Equity Funds–44.64%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	45,480	$2,295,517
LVIP Delaware Special Opportunities Fund	52,299	2,249,759
LVIP MFS Value Fund	59,276	2,226,247
LVIP SSgA Mid-Cap Index Fund	107,296	1,141,199
LVIP SSgA S&P 500 Index Fund	2,476,059	36,601,104
LVIP SSgA Small-Cap Index Fund	123,071	3,464,322
LVIP SSgA Small-Mid Cap 200 Fund	73,385	1,142,240
†LVIP T. Rowe Price Growth Stock Fund	33,598	1,110,580
LVIP T. Rowe Price Structured
Mid-Cap Growth Fund	96,228	2,257,892

		52,488,860

Fixed Income Funds–16.37%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	216,190	2,266,754
LVIP JPMorgan High Yield Fund	197,752	2,242,701
LVIP PIMCO Low Duration Bond Fund	224,509	2,256,089
LVIP SSgA Bond Index Fund	1,076,090	12,485,877

		19,251,421

International Equity Funds–26.68%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	335,204	3,392,936
LVIP MFS International Growth Fund	309,831	4,484,810
LVIP Mondrian International Value Fund	249,963	4,461,096

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	243,762	$2,292,090
LVIP SSgA International Index Fund	1,836,629	16,735,365

		31,366,297

International Fixed Income Fund–3.84%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	391,240	4,513,733

		4,513,733

Total Affiliated Investment Companies (Cost $71,501,237)		107,620,311

UNAFFILIATED INVESTMENT COMPANIES–8.58%
Commodity Fund–0.92%
**PIMCO CommodityRealReturn Strategy Portfolio	254,594	1,082,023

		1,082,023

International Equity Fund–2.83%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	173,539	3,326,740

		3,326,740

Money Market Fund–4.83%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,672,445	5,672,445

		5,672,445

Total Unaffiliated Investment Companies (Cost $9,740,776)		10,081,208

TOTAL VALUE OF SECURITIES–100.11% (Cost $81,242,013)	117,701,519
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(123,736)

NET ASSETS APPLICABLE TO 9,899,723 SHARES OUTSTANDING–100.00%.	$117,577,783

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $204,431 cash and $96,062 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6)	British Pound Currency	$(558,333)	$(556,388)	6/18/15	$1,945
(5)	E-mini MSCI Emerging Markets Index	(232,886)	(243,100)	6/22/15	(10,214)
(2)	E-mini Russell 2000 Index	(242,028)	(249,780)	6/22/15	(7,752)
(17)	E-mini S&P 500 Index	(1,727,060)	(1,751,680)	6/22/15	(24,620)
(2)	E-mini S&P MidCap 400 Index	(295,559)	(303,960)	6/22/15	(8,401)
(3)	Euro Currency	(395,473)	(403,275)	6/18/15	(7,802)
(9)	Euro STOXX 50 Index	(351,053)	(351,446)	6/22/15	(393)
(5)	FTSE 100 Index	(502,518)	(498,925)	6/22/15	3,593
(2)	Japanese Yen Currency	(205,973)	(208,650)	6/18/15	(2,677)
(2)	Nikkei 225 Index (OSE)	(309,565)	(320,287)	6/12/15	(10,722)

		$(4,820,448)			$(67,043)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$117,701,519

Futures Contracts	$(67,043)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.73%
Equity Funds–46.61%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	4,933	$248,982
LVIP Delaware Special Opportunities Fund	11,350	488,259
LVIP MFS Value Fund	12,866	483,224
LVIP SSgA Mid-Cap Index Fund	23,281	247,619
LVIP SSgA S&P 500 Index Fund	586,127	8,664,128
LVIP SSgA Small-Cap Index Fund	26,696	751,462
LVIP SSgA Small-Mid Cap 200 Fund	31,847	495,697
†LVIP T. Rowe Price Growth Stock Fund	7,293	241,074
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	20,883	490,008

		12,110,453

Fixed Income Funds–6.60%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	46,902	491,766
LVIP JPMorgan High Yield Fund	42,967	487,292
LVIP PIMCO Low Duration Bond Fund	24,351	244,707
LVIP SSgA Bond Index Fund	42,216	489,831

		1,713,596

International Equity Funds–35.58%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	97,014	981,980
LVIP MFS International Growth Fund	50,436	730,060
LVIP Mondrian International Value Fund	54,261	968,400

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	79,213	$744,838
LVIP SSgA International Index Fund	638,624	5,819,138

		9,244,416

International Fixed Income Fund–0.94%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	21,220	244,812

		244,812

Total Affiliated Investment Companies (Cost $17,762,405)		23,313,277

UNAFFILIATED INVESTMENT COMPANIES–10.39%
Commodity Fund–0.91%
**PIMCO CommodityRealReturn Strategy Portfolio	55,289	234,978

		234,978

International Equity Fund–2.78%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	37,680	722,325

		722,325

Money Market Fund–6.70%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,741,247	1,741,247

		1,741,247

Total Unaffiliated Investment Companies (Cost $2,696,516)		2,698,550

TOTAL VALUE OF SECURITIES–100.12% (Cost $20,458,921)	26,011,827
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(30,939)

NET ASSETS APPLICABLE TO 2,573,259 SHARES OUTSTANDING–100.00%.	$25,980,888

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $86,818 cash and $54,469 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8)	E-mini S&P 500 Index	$(817,309)	$(824,320)	6/22/15	$(7,011)
(5)	Euro Currency	(664,746)	(672,125)	6/18/15	(7,379)
(16)	Euro STOXX 50 Index	(623,557)	(624,793)	6/22/15	(1,236)

		$(2,105,612)			$(15,626)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$26,011,827

Futures Contracts	$(15,626)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Managed Risk Profile 2050 Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.81%
Australia–0.32%
Brambles	367,164	$3,210,714

		3,210,714

Belgium–1.13%
†KBC Groep	186,437	11,524,387

		11,524,387

Brazil–0.83%
Ambev ADR	647,022	3,726,847
BM&FBovespa	418,680	1,459,871
Itau Unibanco Holding ADR	70,819	783,258
Lojas Renner	59,635	1,681,625
M Dias Branco	29,276	793,625

		8,445,226

Canada–4.26%
Canadian National Railway	461,068	30,831,617
Dollarama	37,127	2,075,231
Loblaw	81,075	3,963,340
Suncor Energy	221,672	6,476,991

		43,347,179

☐China–0.86%
Guangzhou Automobile Group	4,131,600	3,947,062
Want Want China Holdings	4,535,000	4,826,002

		8,773,064

Denmark–3.83%
Carlsberg Class B	165,566	13,651,872
Chr Hansen Holding	178,259	8,184,504
Novo Nordisk Class B	320,988	17,135,431

		38,971,807

France–15.51%
Air Liquide	93,879	12,088,175
Danone	438,966	29,595,253
Dassault Systemes	146,697	9,929,482
Essilor International	68,449	7,860,442
Kering	27,512	5,371,860
Legrand	81,281	4,403,629
L’Oreal	91,589	16,872,975
LVMH Moet Hennessy Louis Vuitton	170,239	29,964,756
Pernod-Ricard	199,738	23,621,763
Schneider Electric	232,563	18,101,136

		157,809,471

Germany–9.96%
Bayer	200,761	30,042,622
Brenntag	270,554	16,167,143
Fresenius Medical Care	145,965	12,135,124
Linde	97,554	19,841,227
SAP	140,447	10,153,029
Symrise	205,575	12,964,658

		101,303,803

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong–3.55%
AIA Group	4,682,400	$29,398,381
Dairy Farm International Holdings	350,100	3,287,439
Li & Fung	3,516,000	3,433,164

		36,118,984

India–1.04%
HDFC Bank ADR	178,898	10,535,303

		10,535,303

Ireland–4.77%
Accenture Class A	274,918	25,757,067
Experian	372,052	6,158,374
Paddy Power	83,824	7,163,201
Shire	118,358	9,435,551

		48,514,193

Israel–1.96%
NICE Systems ADR	327,688	19,966,030

		19,966,030

Italy–0.93%
Prysmian	461,382	9,510,799

		9,510,799

Japan–8.60%
AEON Financial Service	366,300	9,238,810
Inpex	828,900	9,131,952
Japan Tobacco	271,600	8,585,166
Nippon Paint	224,100	8,191,002
Nitto Denko	108,000	7,210,385
OBIC	315,700	13,385,132
SoftBank	177,400	10,329,955
Sundrug	161,700	8,391,987
Terumo	241,600	6,363,394
Unicharm	256,400	6,711,431

		87,539,214

Mexico–0.31%
Grupo Financiero Banorte Class O	538,079	3,120,413

		3,120,413

Netherlands–0.64%
Akzo Nobel	86,275	6,524,433

		6,524,433

Panama–0.47%
Copa Holdings Class A	47,593	4,805,465

		4,805,465

Peru–0.41%
Credicorp	29,485	4,146,476

		4,146,476

Republic of Korea–1.31%
LG Chem	17,155	3,483,961

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
NAVER	3,670	$2,215,161
Samsung Electronics	5,892	7,644,049

		13,343,171

Russia–0.16%
Sberbank of Russia ADR	379,507	1,663,366

		1,663,366

Spain–0.90%
Amadeus IT Holding	213,361	9,145,730

		9,145,730

Sweden–1.98%
Atlas Copco Class A	168,416	5,452,276
Ericsson Class B	1,170,969	14,701,533

		20,153,809

Switzerland–11.79%
†Julius Baer Group	188,277	9,410,811
Nestle	480,076	36,150,895
Roche Holding	118,261	32,497,188
Schindler Holding	46,159	7,660,629
Sonova Holding	43,770	6,073,206
†UBS Group	1,454,821	28,099,371

		119,892,100

Taiwan–2.22%
MediaTek	551,000	7,450,485
Taiwan Semiconductor Manufacturing ADR	643,385	15,106,680

		22,557,165

Thailand–0.36%
Kasikornbank NVDR	516,000	3,627,108

		3,627,108

United Kingdom–19.04%
BG Group	828,270	10,165,626
Burberry Group	544,186	13,974,493
Capita	660,551	10,919,066
Compass Group	1,486,969	25,811,806
Croda International	196,939	7,987,200
Diageo	578,592	15,988,467
HSBC Holdings	1,251,131	10,661,058
Intertek Group	257,026	9,520,120
Reckitt Benckiser Group	212,997	18,297,017
†Rolls-Royce Holdings	942,976	13,299,240
Standard Chartered	714,710	11,575,563
Weir Group	403,309	10,176,593
Whitbread	203,071	15,767,918
WPP	861,051	19,554,345

		193,698,512

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States–1.67%
†Mettler-Toledo International	51,613	$16,962,612

		16,962,612

Total Common Stock (Cost $895,295,142)		1,005,210,534

MONEY MARKET FUND–0.84%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,570,118	8,570,118

Total Money Market Fund (Cost $8,570,118)		8,570,118

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.65% (Cost $903,865,260)	$1,013,780,652
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	3,532,914

NET ASSETS APPLICABLE TO 70,274,839 SHARES OUTSTANDING–100.00%	$1,017,313,566

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

Summary of Abbreviations:

ADR–American Depositary Receipt

NVDR–Non-Voting Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$3,210,714	$3,210,714
Belgium	—	11,524,387	11,524,387
Brazil	8,445,226	—	8,445,226
Canada	43,347,179	—	43,347,179
China	—	8,773,064	8,773,064
Denmark	—	38,971,807	38,971,807
France	—	157,809,471	157,809,471
Germany	—	101,303,803	101,303,803
Hong Kong	6,720,603	29,398,381	36,118,984
India	10,535,303	—	10,535,303
Ireland	32,920,268	15,593,925	48,514,193
Israel	19,966,030	—	19,966,030
Italy	—	9,510,799	9,510,799
Japan	—	87,539,214	87,539,214
Mexico	3,120,413	—	3,120,413
Netherlands	—	6,524,433	6,524,433
Panama	4,805,465	—	4,805,465
Peru	4,146,476	—	4,146,476
Republic of Korea	—	13,343,171	13,343,171
Russia	—	1,663,366	1,663,366
Spain	—	9,145,730	9,145,730
Sweden	—	20,153,809	20,153,809
Switzerland	28,099,371	91,792,729	119,892,100
Taiwan	15,106,680	7,450,485	22,557,165
Thailand	—	3,627,108	3,627,108
United Kingdom	—	193,698,512	193,698,512
United States	16,962,612	—	16,962,612
Money Market Fund	8,570,118	—	8,570,118

Total	$202,745,744	$811,034,908	$1,013,780,652

There were no Level 3 investments at the beginning or end of the period.

As a result of utilizing international fair value pricing at March 31, 2015, the majority of the Fund’s common stock was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund

Schedule of Investments (continued)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP MFS International Growth Fund–4

LVIP MFS International Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–92.55%
International Equity Fund–92.55%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	7,553,284	$109,333,781

Total Affiliated Investment Company (Cost $107,364,838)		109,333,781

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–7.00%
Money Market Fund–7.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,270,949	$8,270,949

Total Unaffiliated Investment Company (Cost $8,270,949)		8,270,949

TOTAL VALUE OF SECURITIES–99.55% (Cost $115,635,787)	117,604,730
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	534,682

NET ASSETS APPLICABLE TO 11,970,262 SHARES OUTSTANDING–100.00%	$118,139,412

*	Standard Class shares.

«	Includes $264,545 due to broker and $585,961 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
20	British Pound Currency	$1,864,148	$1,854,625	6/18/15	$(9,523)
22	Euro Currency	2,901,522	2,957,350	6/18/15	55,828
78	Euro STOXX 50 Index	2,996,306	3,045,868	6/22/15	49,562
18	FTSE 100 Index	1,795,899	1,796,129	6/22/15	230
21	Japanese Yen Currency	2,164,525	2,190,825	6/18/15	26,300
13	Nikkei 225 Index (OSE)	2,004,633	2,081,864	6/12/15	77,231

		$13,727,033			$199,628

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$117,604,730

Futures Contracts	$199,628

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP MFS International Growth Managed Volatility Fund.

LVIP MFS International Growth RPM Fund–1

LVIP MFS Value Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.52%
Aerospace & Defense–7.33%
Honeywell International	225,503	$23,522,218
Lockheed Martin	112,581	22,849,440
Northrop Grumman	57,445	9,246,347
United Technologies	188,887	22,137,556

		77,755,561

Air Freight & Logistics–1.33%
United Parcel Service Class B	145,698	14,123,964

		14,123,964

Auto Components–1.77%
Delphi Automotive	104,041	8,296,229
Johnson Controls	207,961	10,489,553

		18,785,782

Banks–10.53%
Citigroup	69,968	3,604,751
JPMorgan Chase	737,880	44,700,770
PNC Financial Services Group	95,470	8,901,623
U.S. Bancorp	458,224	20,010,642
Wells Fargo	634,812	34,533,773

		111,751,559

Beverages–1.46%
Diageo	487,031	13,458,325
Dr Pepper Snapple Group	25,979	2,038,832

		15,497,157

Capital Markets–6.11%
Bank of New York Mellon	321,278	12,928,227
BlackRock	28,840	10,550,826
Franklin Resources	236,818	12,153,500
Goldman Sachs Group	105,180	19,770,685
State Street	127,654	9,386,399

		64,789,637

Chemicals–1.67%
duPont (E.I.) deNemours	34,674	2,478,151
PPG Industries	67,368	15,194,179

		17,672,330

Commercial Services & Supplies–1.23%
Tyco International	303,986	13,089,637

		13,089,637

Consumer Finance–0.56%
American Express	75,387	5,889,232

		5,889,232

Containers & Packaging–0.52%
†Crown Holdings	102,919	5,559,684

		5,559,684

Diversified Financial Services–1.29%
McGraw-Hill Financial	51,547	5,329,960

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services (continued)
NASDAQ OMX Group	163,860	$8,347,028

		13,676,988

Diversified Telecommunication Services–1.96%
AT&T	85,591	2,794,546
Verizon Communications	371,092	18,046,204

		20,840,750

Electric Utilities–0.66%
Duke Energy	91,529	7,027,597

		7,027,597

Electrical Equipment–0.84%
Eaton	130,567	8,870,722

		8,870,722

Energy Equipment & Services–0.82%
Baker Hughes	32,565	2,070,483
Schlumberger	79,461	6,630,226

		8,700,709

Food & Staples Retailing–1.96%
CVS Health	200,939	20,738,914

		20,738,914

Food Products–4.18%
Archer-Daniels-Midland	14,901	706,307
Danone	110,290	7,435,793
General Mills	287,530	16,274,198
Kellogg	45,903	3,027,303
Nestle	224,793	16,927,462

		44,371,063

Health Care Equipment & Supplies–3.91%
Abbott Laboratories	284,583	13,184,730
Medtronic	270,317	21,082,023
St. Jude Medical	109,552	7,164,701

		41,431,454

Health Care Providers & Services–1.07%
†Express Scripts Holding	130,835	11,352,553

		11,352,553

Hotels, Restaurants & Leisure–0.79%
McDonald’s	86,016	8,381,399

		8,381,399

Household Durables–0.17%
Newell Rubbermaid	47,095	1,840,002

		1,840,002

Household Products–0.49%
Procter & Gamble	63,043	5,165,743

		5,165,743

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Industrial Conglomerates–3.38%
3M	133,115	$21,957,319
Danaher	164,066	13,929,203

		35,886,522

Insurance–7.52%
ACE	101,640	11,331,844
Aon	129,513	12,448,790
Chubb	78,406	7,926,847
MetLife	366,684	18,535,876
Prudential Financial	118,452	9,512,880
Travelers	185,136	20,018,756

		79,774,993

IT Services–5.18%
Accenture Class A	283,697	26,579,572
Fidelity National Information Service	84,039	5,719,694
†Fiserv	102,464	8,135,642
International Business Machines	90,266	14,487,693

		54,922,601

Leisure Products–0.60%
Hasbro	86,018	5,439,778
Mattel	39,577	904,334

		6,344,112

Life Sciences Tools & Services–1.15%
Thermo Fisher Scientific	90,622	12,174,159

		12,174,159

Machinery–1.53%
Illinois Tool Works	77,187	7,497,945
Pentair	61,583	3,872,955
Stanley Black & Decker	50,503	4,815,966

		16,186,866

Media–4.51%
Comcast Class A	214,368	12,018,542
Disney (Walt)	71,840	7,535,298
Omnicom Group	161,699	12,609,288
Time	11,315	253,909
Time Warner	105,821	8,935,525
Viacom Class B	94,860	6,478,938

		47,831,500

Multiline Retail–2.06%
Kohl’s	40,415	3,162,474
Target	227,209	18,647,043

		21,809,517

Oil, Gas & Consumable Fuels–4.63%
Chevron	137,791	14,465,299
EOG Resources	65,819	6,034,944
Exxon Mobil	217,287	18,469,395

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum	139,126	$10,156,198

		49,125,836

Pharmaceuticals–8.21%
Johnson & Johnson	352,449	35,456,369
Merck	247,341	14,217,161
Novartis	35,691	3,522,719
Pfizer	893,524	31,085,700
Roche Holding	10,240	2,813,871

		87,095,820

Professional Services–0.23%
Equifax	26,545	2,468,685

		2,468,685

Road & Rail–0.58%
Canadian National Railway	92,444	6,181,730

		6,181,730

Semiconductors & Semiconductor Equipment–1.24%
Texas Instruments	230,246	13,166,617

		13,166,617

Software–0.98%
Oracle	241,134	10,404,932

		10,404,932

Specialty Retail–0.76%
Advance Auto Parts	35,009	5,240,497
†Bed Bath & Beyond	36,915	2,834,149

		8,074,646

Tobacco–4.78%
Altria Group	113,177	5,661,114
Imperial Tobacco Group	48,249	2,116,432
Lorillard	171,954	11,237,194
Philip Morris International	421,166	31,726,435

		50,741,175

Wireless Telecommunication Services–0.53%
Vodafone Group	1,706,083	5,582,671

		5,582,671

Total Common Stock (Cost $650,713,082)	1,045,084,819

CONVERTIBLE PREFERRED STOCK–0.08%
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	875,714

Total Convertible Preferred Stock (Cost $715,786)		875,714

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–1.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	14,696,978	$14,696,978

Total Money Market Fund (Cost $14,696,978)		14,696,978

TOTAL VALUE OF SECURITIES–99.99% (Cost $666,125,846)	$1,060,657,511
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.01%	153,720

NET ASSETS APPLICABLE TO 28,263,767 SHARES OUTSTANDING–100.00%	$1,060,811,231

†	Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Aerospace & Defense	$77,755,561	$—	$77,755,561
Air Freight & Logistics	14,123,964	—	14,123,964
Auto Components	18,785,782	—	18,785,782
Banks	111,751,559	—	111,751,559
Beverages	2,038,832	13,458,325	15,497,157
Capital Markets	64,789,637	—	64,789,637
Chemicals	17,672,330	—	17,672,330
Commercial Services & Supplies	13,089,637	—	13,089,637
Consumer Finance	5,889,232	—	5,889,232
Containers & Packaging	5,559,684	—	5,559,684
Diversified Financial Services	13,676,988	—	13,676,988
Diversified Telecommunication Services	20,840,750	—	20,840,750
Electric Utilities	7,027,597	—	7,027,597
Electrical Equipment	8,870,722	—	8,870,722
Energy Equipment & Services	8,700,709	—	8,700,709
Food & Staples Retailing	20,738,914	—	20,738,914
Food Products	20,007,808	24,363,255	44,371,063
Health Care Equipment & Supplies	41,431,454	—	41,431,454
Health Care Providers & Services	11,352,553	—	11,352,553
Hotels, Restaurants & Leisure	8,381,399	—	8,381,399
Household Durables	1,840,002	—	1,840,002
Household Products	5,165,743	—	5,165,743
Industrial Conglomerates	35,886,522	—	35,886,522
Insurance	79,774,993	—	79,774,993
IT Services	54,922,601	—	54,922,601
Leisure Products	6,344,112	—	6,344,112
Life Sciences Tools & Services	12,174,159	—	12,174,159
Machinery	16,186,866	—	16,186,866
Media	47,831,500	—	47,831,500
Multiline Retail	21,809,517	—	21,809,517
Oil, Gas & Consumable Fuels	49,125,836	—	49,125,836
Pharmaceuticals	80,759,230	6,336,590	87,095,820
Professional Services	2,468,685	—	2,468,685
Road & Rail	6,181,730	—	6,181,730
Semiconductors & Semiconductor Equipment	13,166,617	—	13,166,617

LVIP MFS Value Fund–3

LVIP MFS Value Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Software	$10,404,932	$—	$10,404,932
Specialty Retail	8,074,646	—	8,074,646
Tobacco	48,624,743	2,116,432	50,741,175
Wireless Telecommunication Services	—	5,582,671	5,582,671
Convertible Preferred Stock	875,714	—	875,714
Money Market Fund	14,696,978	—	14,696,978

Total	$1,008,800,238	$51,857,273	$1,060,657,511

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP MFS Value Fund–4

LVIP Mid-Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.34%
Aerospace & Defense–6.18%
Curtiss-Wright	19,785	$1,462,903
†Esterline Technologies	17,480	2,000,062
†Moog Class A	30,855	2,315,668
Orbital ATK	27,212	2,085,256
†Teledyne Technologies	3,440	367,151

		8,231,040

Auto Components–1.07%
Goodyear Tire & Rubber	52,620	1,424,950

		1,424,950

Banks–7.41%
BankUnited	56,074	1,835,863
CIT Group	27,700	1,249,824
Comerica	46,615	2,103,735
Iberiabank	26,830	1,691,095
South State	12,500	854,875
Zions Bancorporation	79,105	2,135,835

		9,871,227

Beverages–0.55%
Treasury Wine Estates	189,003	734,306

		734,306

Capital Markets–0.96%
LPL Financial Holdings	29,230	1,282,028
†*@=Solar Cayman Escrow	26,800	1,876

		1,283,904

Chemicals–5.94%
Cabot	37,060	1,667,700
Celanese Class A	30,400	1,698,144
Huntsman	63,500	1,407,795
Methanex	58,675	3,143,220

		7,916,859

Communications Equipment–1.41%
†ARRIS Group	65,000	1,878,175

		1,878,175

Containers & Packaging–0.67%
Packaging Corp of America	11,445	894,885

		894,885

Diversified Financial Services–1.14%
MSCI	24,700	1,514,357

		1,514,357

Electric Utilities–3.17%
Great Plains Energy	43,380	1,157,378
Portland General Electric	46,850	1,737,667
Westar Energy	34,215	1,326,173

		4,221,218

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–4.41%
†Generac Holdings	38,200	$1,859,958
Hubbell Class B	19,540	2,141,975
†Sensata Technologies Holding	32,740	1,880,913

		5,882,846

Electronic Equipment, Instruments & Components–2.14%
†Arrow Electronics	46,705	2,856,011

		2,856,011

Energy Equipment & Services–0.18%
Trican Well Service	87,500	238,325

		238,325

Food Products–1.63%
Ebro Foods	25,320	472,277
Ingredion	21,910	1,705,036

		2,177,313

Gas Utilities–1.61%
UGI	65,877	2,146,931

		2,146,931

Health Care Providers & Services–2.86%
†Brookdale Senior Living	67,165	2,536,150
†WellCare Health Plans	13,950	1,275,867

		3,812,017

Hotels, Restaurants & Leisure–1.64%
†Norwegian Cruise Line Holdings	40,545	2,189,835

		2,189,835

Household Durables–7.20%
Horton (D.R.)	55,200	1,572,096
Lennar Class A	46,795	2,424,449
Newell Rubbermaid	75,520	2,950,566
Sanwa Holdings	109,900	815,138
†Toll Brothers	46,570	1,832,064

		9,594,313

Insurance–8.32%
Argo Group International Holdings	28,978	1,453,247
Hanover Insurance Group	30,430	2,208,609
Reinsurance Group of America	27,716	2,582,854
StanCorp Financial Group	2,600	178,360
Unum Group	75,615	2,550,494
XL Group	57,465	2,114,712

		11,088,276

IT Services–1.11%
Booz Allen Hamilton Holding	51,025	1,476,663

		1,476,663

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–1.39%
†Performance Sports Group	95,300	$1,858,350

		1,858,350

Life Sciences Tools & Services–0.68%
†WuXi PharmaTech Cayman ADR	23,200	899,696

		899,696

Machinery–2.00%
Barnes Group	65,930	2,669,506

		2,669,506

Media–2.39%
AMC Entertainment Holdings	10,030	355,965
Interpublic Group	71,325	1,577,709
Quebecor Class B	46,900	1,254,468

		3,188,142

Metals & Mining–0.52%
Reliance Steel & Aluminum	11,300	690,204

		690,204

Multi-Utilities–0.56%
Alliant Energy	11,885	748,755

		748,755

Oil, Gas & Consumable Fuels–4.94%
†Cobalt International Energy	117,315	1,103,934
†Diamondback Energy	31,585	2,426,991
HollyFrontier	21,745	875,671
†Laredo Petroleum	59,000	769,360
†Newfield Exploration	10,640	373,358
QEP Resources	49,850	1,039,373

		6,588,687

Paper & Forest Products–1.00%
†Louisiana-Pacific	80,905	1,335,742

		1,335,742

Pharmaceuticals–4.29%
†Almirall	149,796	2,753,910
Ono Pharmaceutical	21,100	2,380,611
UCB	7,992	577,458

		5,711,979

Real Estate Investment Trusts–7.48%
American Assets Trust	40,080	1,734,662
Blackstone Mortgage Trust	56,660	1,607,444
Equity Lifestyle Properties	44,310	2,434,835
Extra Space Storage	33,620	2,271,703
Plum Creek Timber	3,805	165,327
SL Green Realty	13,625	1,749,177

		9,963,148

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development–1.37%
†Forest City Enterprises Class A	71,620	$1,827,742

		1,827,742

Semiconductors & Semiconductor Equipment–4.64%
†Microsemi	75,460	2,671,284
†NXP Semiconductor	2,240	224,806
†Qorvo	31,125	2,480,663
†Synaptics	9,900	804,919

		6,181,672

Software–2.88%
†Check Point Software Technologies	14,035	1,150,449
†Verint Systems	43,335	2,683,737

		3,834,186

Specialty Retail–1.33%
DSW Class A	47,940	1,768,027

		1,768,027

Textiles, Apparel & Luxury Goods–0.39%
Samsonite International	149,100	518,824

		518,824

Thrifts & Mortgage Finance–0.47%
EverBank Financial	34,795	627,354

		627,354

Trading Companies & Distributors–2.41%
Rexel	60,577	1,142,439
†WESCO International	29,600	2,068,744

		3,211,183

Total Common Stock (Cost $93,341,654)	131,056,648

MONEY MARKET FUND–1.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,007,544	2,007,544

Total Money Market Fund (Cost $2,007,544)	2,007,544

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.84% (Cost $95,349,198)	$133,064,192
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	208,650

NET ASSETS APPLICABLE TO 5,504,265 SHARES OUTSTANDING–100.00%	$133,272,842

†	Non-income producing for the period.

*	Common Stock Unit.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $1,876, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $1,876, which represents 0.00% of the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

LVIP Mid-Cap Value Fund–3

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$8,231,040	$—	$—	$8,231,040
Auto Components	1,424,950	—	—	1,424,950
Banks	9,871,227	—	—	9,871,227
Beverages	—	734,306	—	734,306
Capital Markets	1,282,028	—	1,876	1,283,904
Chemicals	7,916,859	—	—	7,916,859
Communications Equipment	1,878,175	—	—	1,878,175
Containers & Packaging	894,885	—	—	894,885
Diversified Financial Services	1,514,357	—	—	1,514,357
Electric Utilities	4,221,218	—	—	4,221,218
Electrical Equipment	5,882,846	—	—	5,882,846
Electronic Equipment, Instruments & Components	2,856,011	—	—	2,856,011
Energy Equipment & Services	238,325	—	—	238,325
Food Products	1,705,036	472,277	—	2,177,313
Gas Utilities	2,146,931	—	—	2,146,931
Health Care Providers & Services	3,812,017	—	—	3,812,017
Hotels, Restaurants & Leisure	2,189,835	—	—	2,189,835
Household Durables	8,779,175	815,138	—	9,594,313
Insurance	11,088,276	—	—	11,088,276
IT Services	1,476,663	—	—	1,476,663
Leisure Products	1,858,350	—	—	1,858,350
Life Sciences Tools & Services	899,696	—	—	899,696
Machinery	2,669,506	—	—	2,669,506
Media	3,188,142	—	—	3,188,142
Metals & Mining	690,204	—	—	690,204
Multi-Utilities	748,755	—	—	748,755
Oil, Gas & Consumable Fuels	6,588,687	—	—	6,588,687
Paper & Forest Products	1,335,742	—	—	1,335,742
Pharmaceuticals	—	5,711,979	—	5,711,979
Real Estate Investment Trusts	9,963,148	—	—	9,963,148
Real Estate Management & Development	1,827,742	—	—	1,827,742
Semiconductors & Semiconductor Equipment	6,181,672	—	—	6,181,672
Software	3,834,186	—	—	3,834,186
Specialty Retail	1,768,027	—	—	1,768,027
Textiles, Apparel & Luxury Goods	—	518,824	—	518,824
Thrifts & Mortgage Finance	627,354	—	—	627,354
Trading Companies & Distributors	2,068,744	1,142,439	—	3,211,183
Money Market Fund	2,007,544	—	—	2,007,544

Total	$123,667,353	$9,394,963	$1,876	$133,064,192

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Wellington Mid-Cap Value Fund.

LVIP Mid-Cap Value Fund–4

LVIP Mondrian International Value Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–99.20%
Australia–1.44%
AMP	471,547	$2,301,401
QBE Insurance Group	1,591,914	15,734,746

		18,036,147

Belgium–0.00%
†*=Ageas VVPR Strip	17,029	0

		0

Denmark–0.12%
†ISS	47,099	1,484,544

		1,484,544

France–9.48%
Cie de Saint-Gobain	590,360	25,925,939
†*=GDF Suez VVPR Strip	60,186	0
Orange	360,163	5,785,136
Sanofi	386,683	38,195,549
Societe Generale	284,603	13,743,765
TOTAL	523,064	26,004,784
Vallourec	355,492	8,678,285

		118,333,458

Germany–8.13%
Daimler	203,681	19,564,088
Deutsche Telekom	2,274,464	41,608,644
RWE	646,446	16,461,536
SAP	330,488	23,891,248

		101,525,516

■Hong Kong–2.68%
China Mobile	1,608,000	20,956,090
Jardine Matheson Holdings	198,100	12,518,185

		33,474,275

Israel–1.98%
Teva Pharmaceutical Industries ADR	397,000	24,733,100

		24,733,100

Italy–1.73%
Eni	1,247,759	21,600,409

		21,600,409

Japan–18.73%
Canon	1,056,900	37,388,259
Honda Motor	989,200	32,285,012
Hoya	334,600	13,393,256
Kao	483,200	24,124,107
Kirin Holdings	1,769,800	23,209,305
NTT DOCOMO	804,900	14,064,106
Seven & I Holdings	488,400	20,520,745
Takeda Pharmaceutical	690,300	34,452,586
Tokio Marine Holdings	732,900	27,660,039
Tokyo Electron	97,700	6,775,709

		233,873,124

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands–5.97%
Koninklijke Ahold	1,722,097	$33,941,734
Reed Elsevier	650,677	16,216,323
Royal Dutch Shell Class A	816,256	24,360,527

		74,518,584

Norway–0.12%
Telenor	76,446	1,542,901

		1,542,901

Singapore–4.48%
Sembcorp Industries	3,832,200	11,764,097
Singapore Telecommunications	7,857,000	25,071,078
United Overseas Bank	1,138,486	19,082,796

		55,917,971

Spain–6.39%
Banco Santander	1,383,026	10,369,605
Iberdrola	5,844,126	37,693,169
Telefonica	2,233,982	31,794,378

		79,857,152

Sweden–3.65%
Ericsson Class B	1,224,846	15,377,960
TeliaSonera	4,758,052	30,236,100

		45,614,060

Switzerland–13.67%
†ABB	1,740,885	36,931,150
Nestle	442,484	33,320,125
Novartis	359,428	35,475,719
Syngenta	84,801	28,809,326
†Zurich Insurance Group	107,137	36,212,544

		170,748,864

Taiwan–1.05%
Taiwan Semiconductor Manufacturing ADR	559,916	13,146,828

		13,146,828

United Kingdom–19.58%
Amec Foster Wheeler	1,465,441	19,601,963
BG Group	1,730,238	21,235,771
BP	3,808,443	24,686,120
G4S	4,536,085	19,882,923
GlaxoSmithKline	1,619,824	37,286,998
National Grid	2,381,828	30,619,872
Pearson	639,309	13,759,813
Tesco	8,245,285	29,431,012
Unilever	851,004	35,505,633

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Vodafone Group	3,844,158	$12,578,912

		244,589,017

Total Common Stock (Cost $1,073,471,821)		1,238,995,950

ΔRIGHT–0.03%
Spain–0.03%
†Telefonica, exercise price EUR 10.84, expiration date 4/12/15	2,233,982	360,380

Total Right (Cost $0)		360,380

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.41%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,101,983	$5,101,983

Total Money Market Fund (Cost $5,101,983)		5,101,983

TOTAL VALUE OF SECURITIES–99.64% (Cost $1,078,573,804)	1,244,458,313
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	4,459,394

NET ASSETS APPLICABLE TO 70,000,066 SHARES OUTSTANDING–100.00%	$1,248,917,707

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	GBP	(630,662)	USD	933,448	4/1/15	$(2,039)
DB	AUD	(694,537)	USD	532,065	4/2/15	3,170
DB	AUD	(673,595)	USD	512,433	4/7/15	(357)
SSB	AUD	(638,790)	USD	497,861	4/1/15	11,389
SSB	SGD	747,473	USD	(546,013)	4/1/15	(1,381)
SSB	SGD	305,532	USD	(222,324)	4/2/15	290

						$11,072

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BNYM–Bank of New York Mellon

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

SGD–Singapore Dollar

SSB–State Street Bank

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

USD–United States Dollar

VVPR Strip–Dividend Coupon

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$18,036,147	$18,036,147
Belgium	—	—	—
Denmark	—	1,484,544	1,484,544
France	—	118,333,458	118,333,458
Germany	—	101,525,516	101,525,516
Hong Kong	—	33,474,275	33,474,275
Israel	24,733,100	—	24,733,100
Italy	—	21,600,409	21,600,409
Japan	—	233,873,124	233,873,124
Netherlands	—	74,518,584	74,518,584
Norway	—	1,542,901	1,542,901
Singapore	—	55,917,971	55,917,971
Spain	—	79,857,152	79,857,152
Sweden	—	45,614,060	45,614,060
Switzerland	—	170,748,864	170,748,864
Taiwan	13,146,828	—	13,146,828
United Kingdom	—	244,589,017	244,589,017
Money Market Fund	5,101,983	—	5,101,983
Rights	360,380	—	360,380

Total	$43,342,291	$1,201,116,022	$1,244,458,313

Foreign Currency Exchange Contracts	$—	$11,072	$11,072

The value of Level 3 investments was zero at the end of the period.

As a result of international fair value pricing at March 31, 2015, the majority of the portfolio was categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Mondrian International Value Fund–3

LVIP Money Market Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS–3.72%
Federal Home Loan Banks
0.25% 10/2/15	15,000,000	$15,000,000
0.35% 3/7/16	10,000,000	10,000,000

Total Agency Obligations (Cost $25,000,000)		25,000,000

CERTIFICATES OF DEPOSIT–27.07%
Banco Estado Chile
0.20% 4/7/15	20,000,000	20,000,000
0.20% 5/11/15	14,000,000	14,000,000
Bank of Montreal Chicago
0.18% 5/11/15	15,000,000	15,000,000
0.23% 5/13/15	10,000,000	10,000,000
Bank of Nova Scotia Houston 0.21% 5/18/15	20,000,000	20,000,000
DnB NOR Bank New York 0.10% 4/1/15	33,000,000	33,000,000
HSBC Bank USA 0.27% 7/13/15	25,000,000	25,000,000
Rabobank Nederland New York 0.30% 9/10/15	20,000,000	20,000,000
Toronto Dominion Bank New York 0.20% 7/29/15	25,000,000	25,000,825

Total Certificates of deposit (Cost $182,000,825)		182,000,825

COMMERCIAL PAPER–66.78%
Aerospace & Defense–0.56%
≠United Technologies 0.11% 6/26/15	3,750,000	3,749,014

		3,749,014

Chemicals–4.91%
BASF 0.01% 4/1/15	33,000,000	33,000,000

		33,000,000

Colleges & Universities–20.50%
Brown University
≠0.10% 6/17/15	15,000,000	14,996,792
≠0.11% 5/19/15	11,780,000	11,778,272
Cornell University
≠0.09% 4/9/15	10,000,000	9,999,800
≠0.12% 5/12/15	5,000,000	4,999,317
≠0.12% 5/27/15	5,000,000	4,999,067
≠0.12% 6/9/15	10,000,000	9,997,700
Dartmouth College
≠0.15% 7/16/15	5,000,000	4,997,792
≠0.15% 7/22/15	3,500,000	3,498,367
Duke University
≠0.15% 5/12/15	2,912,000	2,911,502
≠0.15% 7/22/15	6,000,000	5,997,200

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Colleges & Universities (continued)
≠Leland Stanford Junior University 0.10% 5/7/15	7,580,000	$7,579,242
University of California
≠0.12% 4/13/15	10,000,000	9,999,600
≠0.12% 5/12/15	5,000,000	4,999,317
University of Chicago
≠0.12% 7/7/15	6,100,000	6,098,028
≠0.14% 6/3/15	5,000,000	4,998,775
Yale University
≠0.10% 6/3/15	15,000,000	14,997,375
≠0.10% 6/15/15	15,000,000	14,996,875

		137,845,021

Commercial Banks–21.04%
Abbey National North America 0.06% 4/1/15	33,000,000	33,000,000
≠BNP Paribas Finance 0.11% 4/2/15	33,000,000	32,999,899
Credit Agricole CIB New York 0.02% 4/1/15	33,000,000	33,000,000
≠HSBC USA 0.24% 4/20/15	2,500,000	2,499,683
≠PNC Bank 0.281% 7/13/15	15,000,000	14,987,983
≠Westpac Securities New Zealand 0.27% 7/20/15	25,000,000	24,979,375

		141,466,940

Consumer Finance–2.60%
≠Toyota Motor Credit 0.20% 6/2/15	17,490,000	17,483,976

		17,483,976

Diversified Financial Services–5.94%
≠General Electric Capital 0.27% 8/25/15	25,000,000	24,972,625
≠JPMorgan Securities 0.23% 4/9/15	15,000,000	14,999,233

		39,971,858

Household Products–4.46%
Kimberly-Clark
≠«0.07% 4/8/15	10,000,000	9,999,864
≠0.10% 5/4/15	20,000,000	19,998,167

		29,998,031

Oil, Gas & Consumable Fuels–4.91%
Koch Resources
0.10% 4/1/15	22,000,000	22,000,000
≠0.10% 4/7/15	11,000,000	10,999,817

		32,999,817

LVIP Money Market Fund–1

LVIP Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Pharmaceuticals–1.86%
Novartis Finance 0.09% 4/1/15	12,485,000	$12,485,000

		12,485,000

Total Commercial Paper (Cost $448,999,657)		448,999,657

CORPORATE BONDS–1.66%
Commercial Banks–1.12%
#HSBC Bank 144A 3.50% 6/28/15	7,500,000	7,557,933

		7,557,933

Diversified Financial Services–0.39%
General Electric Capital 3.50% 6/29/15	2,600,000	2,620,372

		2,620,372

	Principal Amount°	Value (U.S.$)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–0.15%
Shell International Finance 3.10% 6/28/15	1,000,000	$1,006,830

		1,006,830

Total Corporate Bonds (Cost $11,185,135)		11,185,135

TOTAL VALUE OF SECURITIES–99.23% (Cost $667,185,617)Δ	667,185,617
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.77%	5,198,392

NET ASSETS APPLICABLE TO 67,238,761 SHARES OUTSTANDING–100.00%	$672,384,009

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $7,557,933, which represents 1.12% of the Fund’s net assets.

Δ	Also the cost for federal income tax purposes.

≠	The rate shown is the effective yield at the time of purchase.

«

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2015, the aggregate value of these securities was $9,999,864, which represents 1.49% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 2
Agency Obligations	$25,000,000
Certificates of Deposit	182,000,825
Commercial Paper	448,999,657
Corporate Bonds	11,185,135

Total	$667,185,617

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP Money Market Fund–2

LVIP Multi-Manager Global Equity RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–38.85%
Equity Funds–21.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	253,511	$3,747,392
LVIP SSgA Small-Cap Index Fund	48,521	1,365,828

		5,113,220

International Equity Funds–17.57%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	92,297	1,335,993
LVIP SSgA International Index Fund	316,625	2,885,086

		4,221,079

Total Affiliated Investment Companies (Cost $9,122,498)		9,334,299

UNAFFILIATED INVESTMENT COMPANIES–59.91%
Equity Funds–39.68%
XAmerican Century VP Mid Cap Value	35,216	673,689
**BlackRock Equity Dividend Fund	35,536	877,744
#Clearbridge Variable Appreciation Portfolio	37,079	1,324,093
XFidelity® - VIP Contrafund® Portfolio	44,061	1,549,193
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	19,333	678,189
Franklin Templeton Variable Insurance Products Trust– Templeton Growth Securities	88,288	1,333,148

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Franklin Templeton Variable Insurance Products Trust–Mutual Shares VIP Fund	56,628	$1,327,361
#Invesco V.I. Comstock Fund	34,368	658,156
#Invesco V.I. Core Equity Fund	26,985	1,110,444

		9,532,017

International Equity Funds–13.89%
**DFA International Core Equity Portfolio	163,512	1,989,946
iShares Core MSCI Emerging Markets ETF	27,879	1,347,392

		3,337,338

Money Market Fund–6.34%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,523,704	1,523,704

		1,523,704

Total Unaffiliated Investment Companies (Cost $14,444,063)		14,393,059

TOTAL VALUE OF SECURITIES–98.76% (Cost $23,566,561)	23,727,358
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.24%	297,183

NET ASSETS APPLICABLE TO 2,428,374 SHARES OUTSTANDING–100.00%	$24,024,541

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

Class 1 shares.

«	Includes $118,643 cash pledged as collateral and $1,276 foreign currencies due to broker for futures contracts as of March 31, 2015.

X	Initial Class.

LVIP Multi-Manager Global Equity RPM Fund–1

LVIP Multi-Manager Global Equity RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1) British Pound Currency	$(92,565)	$(92,731)	6/18/15	$(166)
(3) E-mini MSCI Emerging Markets Index	(142,448)	(145,860)	6/22/15	(3,412)
(10) E-mini S&P 500 Index	(1,019,932)	(1,030,400)	6/22/15	(10,468)
(1) Euro Currency	(136,735)	(134,425)	6/18/15	2,310
(6) Euro STOXX 50 Index	(229,577)	(234,298)	6/22/15	(4,721)
(1) FTSE 100 Index	(101,504)	(99,785)	6/22/15	1,719
(1) Japanese Yen Currency	(104,972)	(104,325)	6/18/15	647
(1) Nikkei 225 Index (OSE)	(161,555)	(160,143)	6/12/15	1,412

	$(1,989,288)			$(12,679)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$23,727,358

Futures Contracts	$(12,679)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Multi-Manger Global Equity Managed Volatility Fund.

LVIP Multi-Manager Global Equity RPM Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.29%
BAMLL Commercial Mortgage Securities Trust
#•Series 2014-ICTS XCP 144A 0.83% 6/15/16	151,650,000	$1,505,885
#•Series 2015-ASHF A 144A 1.394% 1/15/28	850,000	850,000
•Banc of America Commercial Mortgage Trust Series 2006-4 A1A 5.617% 7/10/46	697,238	733,617
•COBALT Commercial Mortgage Trust Series 2007-C3 A1A 5.761% 5/15/46	2,593,167	2,760,011
#•COMM Mortgage Trust Series 2014-KYO A 144A 1.077% 6/11/27	3,200,000	3,187,942
JPMorgan Chase Commercial Mortgage Securities Trust
#Series 2002-CIB5 H 144A 5.50% 10/12/37	700,000	731,009
•Series 2006-CIB15 A1A 5.811% 6/12/43	4,320,413	4,498,540
Series 2012-C8 A1 0.705% 10/15/45	479,969	479,961
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 A1 0.916% 8/15/45	1,273,712	1,273,766
#Selkirk Series 3 A 144A 1.86% 12/20/41	5,591,595	5,657,128
Wachovia Bank Commercial Mortgage Trust
#•Series 2006-C28 A4FL 144A 0.327% 10/15/48	7,860,201	7,795,472
#•Series 2007-C32 A4FL 144A 0.352% 6/15/49	6,600,000	6,471,795
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45	952,479	950,996
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	1,132,959	1,130,179

Total Commercial Mortgage-Backed Securities (Cost $38,869,294)		38,026,301

CORPORATE BONDS–70.39%
Aerospace & Defense–0.65%
Embraer Overseas 6.375% 1/24/17	1,500,000	1,604,250
Penerbangan Malaysia 5.625% 3/15/16	4,000,000	4,160,396

		5,764,646

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics–0.14%
#AWAS Aviation Capital 144A 7.00% 10/17/16	1,232,000	$1,262,738

		1,262,738

Airlines–0.77%
¿Delta Air Lines 2010-2 Class B Pass Through Trust 6.75% 11/23/15	3,250,000	3,348,475
¿UAL 2009-1 Pass Through Trust 10.40% 11/1/16	3,190,283	3,481,556

		6,830,031

Auto Components–0.21%
Schaeffler Finance 7.75% 2/15/17	EUR 1,500,000	1,834,986

		1,834,986

Automobiles–1.90%
•General Motors Financial 1.812% 1/15/20	800,000	802,372
Hyundai Capital America
#144A 1.45% 2/6/17	3,000,000	3,004,674
@1.625% 10/2/15	350,000	351,365
Hyundai Motor Manufacturing Czech Sro 4.50% 4/15/15	2,900,000	2,902,514
Kia Motors 3.625% 6/14/16	1,590,000	1,632,526
Nissan Motor Acceptance
#•144A 0.969% 9/26/16	4,800,000	4,829,424
#144A 1.95% 9/12/17	3,180,000	3,232,584
•PACCAR Financial 0.864% 12/6/18	100,000	100,627

		16,856,086

Building Products–0.67%
Lafarge @6.20% 7/9/15	1,020,000	1,030,200
#144A 6.20% 7/9/15	470,000	474,700
Masco 6.125% 10/3/16	4,150,000	4,442,990

		5,947,890

Capital Markets–2.14%
Export-Import Bank of Korea 1.25% 11/20/15	1,300,000	1,304,220
•Goldman Sachs Group 1.455% 4/30/18	2,500,000	2,536,583
Industrial Bank of Korea
2.375% 7/17/17	2,250,000	2,290,606
4.375% 8/4/15	1,150,000	1,164,882
Korea Development Bank
•0.882% 1/22/17	4,000,000	3,999,948
2.25% 8/7/17	2,200,000	2,238,238
3.875% 5/4/17	2,000,000	2,100,090
4.00% 9/9/16	1,285,000	1,338,886

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Malaysia Sukuk Global B 3.93% 6/4/15	2,000,000	$2,009,928

		18,983,381

Chemicals–0.06%
LyondellBasell Industries 5.00% 4/15/19	500,000	551,861

		551,861

Commercial Banks–21.44%
Abbey National Treasury Services 2.35% 9/10/19	2,100,000	2,135,385
•Banco Bilbao Vizcaya Argentaria 1.007% 10/23/15	4,700,000	4,696,954
#Banco Bradesco 144A 4.50% 1/12/17	2,000,000	2,060,000
#Banco Continental via Continental Senior Trustees II 144A 5.75% 1/18/17	2,000,000	2,136,000
#Banco del Estado de Chile 144A 2.00% 11/9/17	5,000,000	5,021,965
#Banco Nacional de Desenvolvimento Economicoe Social 144A 3.375% 9/26/16	700,000	704,375
#Banco Santander Brasil 144A 4.25% 1/14/16	5,000,000	5,075,000
#•Banco Santander Chile 144A 1.857% 1/19/16	1,000,000	1,007,500
Bank of America
•0.872% 8/25/17	1,000,000	1,000,764
5.30% 3/15/17	4,300,000	4,594,498
#•@Banque Federative du Credit Mutuel 144A 1.107% 1/20/17	3,000,000	3,023,136
BBVA Bancomer
4.50% 3/10/16	2,950,000	3,045,875
#144A 4.50% 3/10/16	200,000	206,500
BPCE
•0.826% 11/18/16	1,500,000	1,503,396
•0.901% 6/17/17	3,250,000	3,255,727
•1.364% 3/6/17	GBP 2,500,000	3,733,291
CIT Group 4.25% 8/15/17	5,200,000	5,278,000
#•@Credit Agricole 144A 1.053% 4/15/19	1,100,000	1,109,035
•DBS Bank 0.863% 7/15/21	6,700,000	6,649,750
@Depfa ACS Bank 5.75% 3/28/17	1,100,000	1,200,751
Eksportfinans
2.00% 9/15/15	3,000,000	3,008,730
2.375% 5/25/16	5,000,000	5,030,350
5.50% 6/26/17	100,000	106,750
First Horizon National 5.375% 12/15/15	7,000,000	7,181,867

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
•Goldman Sachs Group 1.417% 4/23/20	14,000,000	$14,195,216
Hana Bank
1.375% 2/5/16	4,200,000	4,209,223
•1.381% 11/9/16	750,000	755,719
3.50% 10/25/17	3,300,000	3,444,893
4.50% 10/30/15	2,117,000	2,159,185
•HBOS 0.964% 9/6/17	4,000,000	4,002,000
Intesa Sanpaolo
1.65% 4/7/15	600,000	600,018
3.125% 1/15/16	1,500,000	1,520,723
#144A 3.625% 8/12/15	6,000,000	6,056,934
Itau Unibanco 1.19% 6/26/15	3,000,000	2,999,841
JPMorgan Chase
•1.212% 1/23/20	10,000,000	10,164,090
4.10% 5/17/18	AUD 1,480,000	1,166,382
Korea Exchange Bank 1.75% 9/27/15	200,000	200,675
Macquarie Bank
#•144A 1.057% 3/24/17	5,000,000	5,021,445
#144A 1.65% 3/24/17	3,795,000	3,816,051
#@144A 5.00% 2/22/17	50,000	53,272
#•@Mizuho Bank 144A 0.909% 3/26/18	3,800,000	3,800,521
QNB Finance 3.125% 11/16/15	3,000,000	3,049,740
Regions Bank 7.50% 5/15/18	250,000	290,994
Royal Bank of Scotland Group 2.55% 9/18/15	5,000,000	5,037,040
•Santander Bank 1.182% 1/12/18	5,000,000	5,004,735
Shinhan Bank
•0.924% 4/8/17	2,000,000	2,005,362
#•144A 0.924% 4/8/17	1,000,000	1,002,681
#@Standard Chartered 144A 2.40% 9/8/19	6,000,000	6,098,742
Standard Chartered Bank Hong Kong 5.875% 6/24/20	100,000	114,926
#Swedbank Hypotek 144A 2.95% 3/28/16	14,200,000	14,529,270
•UBS 0.897% 8/14/19	2,500,000	2,517,543
US Bank
•0.736% 10/28/19	5,000,000	5,018,940
•3.778% 4/29/20	1,250,000	1,252,278
•Wells Fargo 0.671% 9/14/18	7,000,000	6,976,795

		189,830,833

Commercial Services & Supplies–0.42%
#Asciano Finance 144A 5.00% 4/7/18	3,000,000	3,228,267
#@Penske Truck Leasing 144A 3.125% 5/11/15	500,000	501,069

		3,729,336

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering–0.74%
•Cheung Kong Infrastructure Finance BVI 0.97% 6/20/17	3,500,000	$3,496,171
#Korea Land & Housing 144A 1.875% 8/2/17	1,000,000	1,002,736
Toll Brothers Finance 8.91% 10/15/17	1,800,000	2,088,000

		6,586,907

Consumer Finance–8.46%
#AerCap Ireland Capital 144A 2.75% 5/15/17	4,400,000	4,367,000
Ally Financial
2.75% 1/30/17	200,000	199,762
3.50% 7/18/16	2,100,000	2,131,500
4.625% 6/26/15	1,050,000	1,056,563
5.50% 2/15/17	4,600,000	4,795,500
American Express Credit 1.55% 9/22/17	3,000,000	3,023,343
•@BMW US Capital 0.602% 6/2/17	200,000	199,951
#BOC Aviation 144A 3.00% 3/30/20	4,400,000	4,397,065
•Ford Motor Credit 1.098% 3/12/19	10,200,000	10,177,815
General Motors Financial
2.625% 7/10/17	400,000	404,227
2.75% 5/15/16	2,600,000	2,633,891
3.00% 9/25/17	4,500,000	4,590,000
•HSBC Finance 0.692% 6/1/16	8,000,000	7,990,528
International Lease Finance
4.875% 4/1/15	300,000	300,000
5.75% 5/15/16	2,400,000	2,497,800
8.625% 9/15/15	1,300,000	1,339,000
8.75% 3/15/17	1,800,000	1,993,500
LeasePlan #144A 2.50% 5/16/18	1,700,000	1,720,419
#@144A 3.00% 10/23/17	6,000,000	6,177,186
Navient
6.00% 1/25/17	300,000	316,313
6.25% 1/25/16	6,476,000	6,678,375
RCI Banque 4.60% 4/12/16	760,000	785,960
#144A 4.60% 4/12/16	3,943,000	4,077,685
#•Volkswagen Group of America Finance 144A 0.632% 5/23/17	3,100,000	3,101,420

		74,954,803

Diversified Consumer Services–0.57%
#Hutchison Whampoa International 144A 4.625% 9/11/15	2,300,000	2,339,562

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
Hutchison Whampoa International 11 3.50% 1/13/17	1,000,000	$1,034,580
#@144A 3.50% 1/13/17	1,000,000	1,035,475
#Hutchison Whampoa International 14 144A 1.625% 10/31/17	600,000	597,913

		5,007,530

Diversified Financial Services–2.59%
Amsouth Bank 5.20% 4/1/15	3,500,000	3,500,000
#Denali Borrower 144A 5.625% 10/15/20	700,000	741,650
Hyundai Capital Services
•1.07% 3/18/17	3,000,000	3,005,232
#•144A 1.07% 3/18/17	1,135,000	1,136,979
•JPMorgan Chase Bank 0.60% 6/13/16	4,800,000	4,788,446
#•@Piper Jaffray 144A 4.775% 11/30/15	3,200,000	3,213,718
PTTEP Australia International Finance 4.152% 7/19/15	2,100,000	2,117,810
Synchrony Financial
•1.485% 2/3/20	2,400,000	2,413,937
1.875% 8/15/17	2,000,000	2,002,728

		22,920,500

Diversified Telecommunication Services–5.72%
AT&T
•0.693% 3/30/17	8,500,000	8,489,137
•0.937% 3/11/19	750,000	743,481
KT
#144A 1.75% 4/22/17	1,000,000	1,002,268
3.875% 1/20/17	6,000,000	6,242,202
#Ooredoo International Finance 144A 3.375% 10/14/16	3,000,000	3,090,030
Orange 5.00% 5/12/16	GBP 1,700,000	2,636,936
Telecom Italia Capital 5.25% 10/1/15	6,000,000	6,115,140
Telefonica Emisiones
3.729% 4/27/15	2,975,000	2,980,611
3.992% 2/16/16	1,560,000	1,600,050
6.421% 6/20/16	3,000,000	3,188,562
Verizon Communications
•1.041% 6/17/19	4,390,000	4,428,513
•2.021% 9/14/18	7,400,000	7,724,830
2.50% 9/15/16	2,400,000	2,451,946

		50,693,706

Electric Utilities–1.83%
Dominion Gas Holdings 2.50% 12/15/19	1,000,000	1,019,981
DTE Energy 2.40% 12/1/19	300,000	305,212

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
FirstEnergy 2.75% 3/15/18	2,950,000	$3,023,198
#Kentucky Power 144A 6.00% 9/15/17	3,700,000	4,081,803
#Korea East-West Power 144A 2.50% 7/16/17	1,000,000	1,019,127
Korea Hydro & Nuclear Power
#144A 2.875% 10/2/18	1,750,000	1,805,823
#144A 3.125% 9/16/15	1,800,000	1,819,391
Korea Western Power
3.125% 5/10/17	2,800,000	2,882,370
#144A 3.125% 5/10/17	200,000	205,884

		16,162,789

Electronic Equipment, Instruments & Components–0.44%
Thermo Fisher Scientific 3.30% 2/15/22	3,800,000	3,902,361

		3,902,361

Food Products–0.12%
Tyson Foods 2.65% 8/15/19	1,000,000	1,024,981

		1,024,981

Gas Utilities–0.88%
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,215,990
Sabine Pass LNG 7.50% 11/30/16	6,200,000	6,618,500

		7,834,490

Health Care Equipment & Supplies–2.07%
Becton Dickinson •0.721% 6/15/16	7,500,000	7,511,377
2.675% 12/15/19	1,000,000	1,022,540
Boston Scientific 2.65% 10/1/18	3,500,000	3,541,461
Covidien International Finance 1.35% 5/29/15	3,000,000	3,004,281
#Medtronic 144A 2.50% 3/15/20	3,200,000	3,273,123

		18,352,782

Health Care Providers & Services–0.61%
Humana 2.625% 10/1/19	1,000,000	1,020,608
McKesson 0.95% 12/4/15	3,000,000	3,007,266
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,327,625

		5,355,499

Household Durables–0.05%
Whirlpool 1.65% 11/1/17	400,000	402,808

		402,808

Insurance–0.56%
#Stone Street Trust 144A 5.902% 12/15/15	2,000,000	2,061,838

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
#TIAA Asset Management Finance 144A 2.95% 11/1/19	2,800,000	$2,872,755

		4,934,593

IT Services–0.28%
Xerox Business Services 5.20% 6/1/15	2,500,000	2,517,567

		2,517,567

Media–1.94%
#BSKYB Finance 144A 5.625% 10/15/15	5,000,000	5,125,670
Cox Communications
5.50% 10/1/15	800,000	818,758
#144A 5.875% 12/1/16	1,100,000	1,181,550
7.25% 11/15/15	1,000,000	1,038,669
DISH DBS 7.125% 2/1/16	7,650,000	7,965,563
#@Sky 144A 2.625% 9/16/19	1,000,000	1,016,586

		17,146,796

Metals & Mining–0.93%
Freeport-McMoRan 2.30% 11/14/17	2,600,000	2,593,334
Glencore Canada 5.375% 6/1/15	3,100,000	3,120,175
#@Glencore Finance Canada 144A 2.05% 10/23/15	2,500,000	2,510,843

		8,224,352

Oil, Gas & Consumable Fuels–8.75%
•BG Energy Capital 6.50% 11/30/72	4,200,000	4,500,422
•BP Capital Markets 0.676% 11/7/16	8,000,000	8,019,320
•Canadian Natural Resources 0.648% 3/30/16	3,150,000	3,146,299
#Enable Midstream Partners 144A 2.40% 5/15/19	700,000	686,613
#•ENI Finance USA 144A 0.536% 10/26/15	7,000,000	6,999,524
Enterprise Products Operating 1.25% 8/13/15	5,178,000	5,186,016
#@Georgia-Pacific 144A 2.539% 11/15/19	2,400,000	2,435,803
#Harvest Operations 144A 2.125% 5/14/18	1,000,000	1,007,177
#IPIC GMTN 144A 3.75% 3/1/17	2,000,000	2,090,000
Kinder Morgan 4.30% 6/1/25	200,000	205,702
Kinder Morgan Energy Partners
3.50% 3/1/16	1,000,000	1,020,924
5.80% 3/1/21	700,000	789,937
6.00% 2/1/17	2,500,000	2,687,628
#Kinder Morgan Finance 144A 6.00% 1/15/18	1,800,000	1,973,961

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Korea National Oil
3.125% 4/3/17	2,250,000	$2,317,939
#144A 3.125% 4/3/17	1,500,000	1,545,293
4.00% 10/27/16	3,650,000	3,801,398
Petrobras Global Finance
•1.881% 5/20/16	2,900,000	2,748,040
•2.393% 1/15/19	400,000	347,500
•2.631% 3/17/17	4,600,000	4,243,040
•3.151% 3/17/20	800,000	692,000
3.25% 3/17/17	400,000	370,000
Petroleos Mexicanos 5.75% 3/1/18	1,000,000	1,101,000
Pioneer Natural Resources 6.875% 5/1/18	800,000	907,265
Plains All American Pipeline 2.60% 12/15/19	2,300,000	2,313,331
Rockies Express Pipeline
#144A 3.90% 4/15/15	2,050,000	2,051,281
#144A 6.85% 7/15/18	900,000	976,500
Sinopec Group Overseas Development 2014
#•144A 1.032% 4/10/17	6,500,000	6,494,157
•1.172% 4/10/19	200,000	199,804
Southwestern Energy
4.05% 1/23/20	200,000	206,896
7.50% 2/1/18	1,000,000	1,130,322
Tennessee Gas Pipeline 7.50% 4/1/17	2,212,000	2,443,546
Transocean 4.95% 11/15/15	2,000,000	2,042,500
#Woodside Finance 144A 3.65% 3/5/25	800,000	794,441

		77,475,579

Pharmaceuticals–1.92%
AbbVie 1.75% 11/6/17	3,000,000	3,012,537
Actavis 1.875% 10/1/17	3,290,000	3,299,633
Actavis Funding
•1.523% 3/12/20	1,000,000	1,014,785
1.85% 3/1/17	2,800,000	2,821,515
3.00% 3/12/20	3,900,000	3,994,520
Express Scripts Holding 2.25% 6/15/19	60,000	60,330
#Forest Laboratories 144A 4.375% 2/1/19	1,400,000	1,500,997
Mylan
1.80% 6/24/16	300,000	302,504
2.60% 6/24/18	1,000,000	1,021,923

		17,028,744

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail–0.34%
•Kansas City Southern de Mexico 0.956% 10/28/16	3,000,000	$2,994,594

		2,994,594

Semiconductors & Semiconductor Equipment–0.12%
KLA-Tencor 3.375% 11/1/19	1,000,000	1,039,484

		1,039,484

Software–0.47%
Symantec
2.75% 9/15/15	1,000,000	1,007,933
2.75% 6/15/17	3,100,000	3,157,257

		4,165,190

Specialty Retail–0.52%
•Lowe’s 0.685% 9/10/19	1,000,000	1,004,945
Walgreens Boots Alliance
•0.706% 5/18/16	600,000	601,070
1.75% 11/17/17	3,000,000	3,029,184

		4,635,199

Tobacco–0.55%
Altria Group 4.125% 9/11/15	2,900,000	2,944,010
Imperial Tobacco Finance 2.05% 2/11/18	1,500,000	1,509,600
Philip Morris International 3.25% 11/10/24	400,000	411,164

		4,864,774

Wireless Telecommunication Services–1.53%
•America Movil 1.268% 9/12/16	1,660,000	1,667,075
Sprint Communications
6.00% 12/1/16	1,000,000	1,045,875
8.375% 8/15/17	4,800,000	5,226,000
9.125% 3/1/17	2,400,000	2,628,000
•Verizon Communications 1.801% 9/15/16	2,900,000	2,947,786

		13,514,736

Total Corporate Bonds (Cost $623,835,322)		623,332,552

MUNICIPAL BONDS–1.09%
Educational Enhancement Funding Series A 1.906% 6/1/17	3,300,000	3,298,317
Energy Northwest 1.793% 7/1/18	300,000	305,274
Louisville Regional Airport Authority Series C 0.769% 7/1/16	3,000,000	3,001,920
•State of Texas Series C-2 0.58% 6/1/19	3,000,000	3,012,300

Total Municipal Bonds (Cost $9,614,686)		9,617,811

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES–6.76%
Accredited Mortgage Loan Trust
•Series 2004-3 2A2 1.374% 10/25/34	29,763	$29,704
•Series 2005-3 A1 0.41% 9/25/35	473,285	471,847
#•ALM IV Series 2011-4A A 144A 1.493% 7/18/22	2,362,140	2,360,770
•Ameriquest Mortgage Securities Trust Series 2006-R2 A2B 0.354% 4/25/36	399,598	397,615
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.174% 10/25/34	119,699	117,648
•Avoca CLO V Series V-X A1B 0.352% 8/3/22	EUR 195,246	208,823
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 1.374% 10/25/34	1,046,000	1,039,324
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 1.674% 3/25/43	110,530	108,044
California Republic Auto Receivables Trust Series 2014-4 A2 0.77% 9/15/17	5,000,000	5,001,000
#•CIFC Funding Series 2011-1AR A1R 144A 1.553% 1/19/23	1,600,000	1,595,840
#•COA Summit CLO Series 2014-1A A1 144A 1.607% 4/20/23	2,200,000	2,198,900
•Cordatus CLO I Series 2006-1X A1 0.37% 1/30/24	EUR 7,785,912	8,299,673
#Dell Equipment Finance Trust Series 2014-1 A2 144A 0.64% 7/22/16	1,500,000	1,500,408
#•@Drug Royalty II Series 2014-1 A1 144A 3.081% 7/15/23	280,870	285,221
#•Dryden XXII Senior Loan Fund Series 2011-22A A1R 144A 1.417% 1/15/22	2,000,000	1,984,000
#@Eagle I Series 2014-1A A1 144A 2.57% 12/15/39	937,500	936,328
#Exeter Automobile Receivables Trust Series 2014-2A A 144A 1.06% 8/15/18	28,362	28,290
#•Galaxy XI CLO Series 2011-11A A 144A 1.551% 8/20/22	2,500,000	2,497,250
•GSAA Home Equity Trust Series 2004-11 2A2 0.814% 12/25/34	166,708	163,875
#•Highbridge Loan Management Series 2012-1AR A1R 144A 1.497% 9/20/22	5,000,000	4,994,800
•Jubilee CDO IV Series IV-X B1 0.932% 10/15/19	EUR 1,383,146	1,475,901

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Madison Park Funding Series 2011-7A A 144A 1.521% 6/15/22	954,101	$952,947
Navient Private Education Loan Trust
#•Series 2014-CTA A 144A 0.875% 9/16/24	1,133,194	1,130,915
#•Series 2015-AA A2B 144A 1.402% 12/15/28	2,500,000	2,512,100
#•Ocean Trails CLO I Series 2006-1A A1 144A 0.502% 10/12/20	1,673,493	1,663,954
•Option One Mortgage Loan Trust Series 2005-5 A3 0.384% 12/25/35	1,366,154	1,356,018
Santander Drive Auto Receivables Trust Series 2014-1 A2A 0.66% 6/15/17	35,283	35,282
Securitized Asset-Backed Receivables Trust Series 2006-OP1 0.525% 10/25/35	5,000,000	4,766,175
•Skellig Rock Series 2006-1X A1 0.401% 11/30/22	EUR 576,501	618,013
•Specialty Underwriting & Residential Finance Trust Series 2005-AB1 M1 0.604% 3/25/36	516,500	506,470
#•Symphony CLO VIII Series 2012-8AR AR 144A 1.352% 1/9/23	6,500,000	6,448,650
Voya CLO
#•@Series 2012-2AR AR 144A 1.57% 10/15/22	2,000,000	1,999,000
#•@Series 2012-3AR AR 144A 1.615% 10/15/22	600,000	596,100
•Wood Street CLO 1 Series I B 0.561% 11/22/21	EUR 1,500,000	1,570,426

Total Non-Agency Asset-Backed Securities (Cost $60,705,679)		59,851,311

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.87%
#•BCAP Trust Series 2009-RR4 9A1 144A 2.394% 10/26/35	164,123	165,307
Bear Stearns ARM Trust
•Series 2003-1 5A1 2.249% 4/25/33	95,138	95,142
•Series 2005-5 A1 2.16% 8/25/35	1,100,308	1,110,146
•Credit Suisse First Boston Mortgage Securities Series 2003-AR18 2A3 2.244% 7/25/33	20,692	20,505

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Eurosail-UK Series 2007-4X A2A 0.862% 6/13/45	GBP 1,619,546	$2,394,528
•Granite Mortgages Series 2004-3 2A1 0.55% 9/20/44	239,003	238,071
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.674% 6/25/35	1,080,128	1,045,777
Merrill Lynch Mortgage Investors Trust
•Series 2003-A3 1A 2.199% 5/25/33	23,443	22,666
•Series 2005-2 1A 1.582% 10/25/35	68,369	66,246
•New York Mortgage Trust Series 2005-3 A1 0.414% 2/25/36	1,774,940	1,636,531
•Prime Mortgage Trust Series 2004-CL1 2A2 0.574% 2/25/19	286	282
•Sequoia Mortgage Trust Series 2004-6 A1 1.884% 7/20/34	18,566	18,202
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-6 3A2 2.415% 6/25/34	244,639	244,732
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.428% 7/19/35	642,316	615,938

Total Non-Agency Collateralized Mortgage Obligations (Cost $7,722,125)		7,674,073

«SENIOR SECURED LOANS–0.93%
Community Health Systems Tranche F 1st Lien 3.428% 12/31/18	4,100,000	4,106,191
FCA US Tranche B 1st Lien 3.50% 5/24/17	4,100,000	4,106,826

Total Senior Secured Loans (Cost $8,207,656)		8,213,017

ΔSOVEREIGN BOND–0.55%
Brazil–0.55%
≠Brazil Letras do Tesouro Nacional 0.396% 1/1/16	BRL 17,100,000	4,870,286

Total Sovereign Bond (Cost $6,782,686)		4,870,286

U.S. TREASURY OBLIGATIONS–19.90%
U.S. Treasury Inflation Indexed Notes
0.125% 4/15/16	3,441,068	3,476,824
¥0.125% 4/15/19	68,321,215	69,671,652
×U.S. Treasury Note 0.625% 12/31/16	102,800,000	103,057,000

Total U.S. Treasury Obligations (Cost $174,933,327)		176,205,476

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.02%
•Citigroup Capital XIII 7.875%	8,500	$225,420

Total Preferred Stock (Cost $229,075)		225,420

MONEY MARKET FUND–0.22%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,961,971	1,961,971

Total Money Market Fund (Cost $1,961,971)		1,961,971

	Principal Amount°

SHORT-TERM INVESTMENTS–1.48%
Certificates of Deposit–0.71%
Banco de Brasil New York 1.21% 6/29/15	3,100,000	3,100,403
Kookmin Bank New York 0.75% 7/15/15	3,200,000	3,200,160

		6,300,563

Discounted Commercial Paper–0.77%
Tesco Treasury Services
≠0.96% 8/18/15	5,100,000	5,046,986
≠1.01% 8/17/15	1,800,000	1,781,430

		6,828,416

Total Short-Term Investments (Cost $13,174,393)		13,128,979

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–106.50% (Cost $946,036,214)		$943,107,197

	Number of Contracts	Value (U.S. $)

OPTIONS WRITTEN–(0.29%)
Call Options–(0.12%)
IMM Euro$ exercise price $98.75, expiration date 6/13/16 (CME)	(593)	$(600,413)
IMM Euro$ exercise price $99.25, expiration date 3/14/16 (CME)	(418)	(167,200)
IMM Euro$ exercise price $99.25, expiration date 6/13/16 (CME)	(880)	(324,500)

		(1,092,113)

Put Options–(0.17%)
2 yr IRS pay a fixed rate of 1.25% and receive a floating rate based on 3-month USD LIBOR expiration date 5/26/15 (MSC)	(90,000,000)	(22,653)
IMM Euro$ exercise price $98.75, expiration date 6/13/16 (CME)	(593)	(274,263)
IMM Euro$ exercise price $99.25, expiration date 3/14/16 (CME)	(418)	(261,250)
IMM Euro$ exercise price $99.25, expiration date 6/13/16 (CME)	(880)	(935,000)

		(1,493,166)

Total Options Written (Premium received $(2,907,442))	(2,585,279)

«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(6.21%)	(54,979,422)

NET ASSETS APPLICABLE TO 88,123,108 SHARES OUTSTANDING–100.00%	$885,542,496

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $233,380,755, which represents 26.35% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

«	Includes $288,239 cash due to broker and $152,750 foreign currencies pledged as collateral for futures contracts and $55,407,000 reverse repurchase agreements as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $37,574,302, which represents 4.24% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), or (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2015.

×	Fully or partially pledged as collateral for reverse repurchase agreements.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	AUD	(1,358,000)	USD	1,055,945	4/2/15	$21,819
BNP	BRL	(17,100,000)	USD	6,611,790	1/5/16	1,665,539
BNP	EUR	8,302,000	USD	(8,924,052)	4/1/15	4,456
BNP	EUR	(37,346,000)	USD	40,591,757	5/19/15	401,322
BNP	GBP	(6,260,000)	USD	9,602,488	4/2/15	316,848
BNP	ILS	(44,665,149)	USD	11,266,712	6/11/15	45,327
BNP	JPY	(1,459,700,000)	USD	12,215,063	5/8/15	39,421
DB	EUR	(8,302,000)	USD	8,982,033	4/1/15	53,526

						$2,548,258

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(1,212) 90Day Sterling	$(221,774,767)	$(221,581,333)	9/21/17	$193,434
(954) 90Day Sterling	(174,187,574)	(174,253,829)	12/21/17	(66,255)
143 Euro-Schatz	17,106,017	17,105,220	6/11/15	(797)
1,088 U.S. Treasury 2 yr Notes	237,626,297	238,442,000	7/1/15	815,703

	$(141,230,027)			$942,085

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMC – U.S. Treasury Notes	0.17%	3/30/15	4/6/15	$(55,407,000)	$(54,407,523)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value	Annual Protection Payments (Receipts)	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
MSC	Domtar/Baa3	$3,400,000	1.00%	9/20/19	$99,652

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
MSC – CME 2 yr IRS	$191,000,000	0.985%	0.120%	6/17/17	$(579,850)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, notional values and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BNP–Banque Paribas

BRL–Brazilian Real

CDO– Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CME–Chicago Mercantile Exchange Inc.

DB–Deutsche Bank

EUR–Euro

GBP–British Pound Sterling

ILS–Israeli Shekel

IRS–Interest Rate Swap

JPMC–JPMorgan Chase

JPY–Japanese Yen

MSC–Morgan Stanley Capital

USD–U.S. Dollar

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Commercial Mortgage-Backed Securities	$—	$38,026,301	$38,026,301
Corporate Bonds	—	623,332,552	623,332,552
Municipal Bonds	—	9,617,811	9,617,811
Non-Agency Asset-Backed Securities	—	59,851,311	59,851,311
Non-Agency Collateralized Mortgage Obligations	—	7,674,073	7,674,073
Senior Secured Loans	—	8,213,017	8,213,017
Sovereign Bonds	—	4,870,286	4,870,286
U.S. Treasury Obligations	—	176,205,476	176,205,476
Preferred Stock	225,420	—	225,420
Money Market Fund	1,961,971	—	1,961,971
Short-Term Investments	—	13,128,979	13,128,979

Total	$2,187,391	$940,919,806	$943,107,197

Foreign Currency Exchange Contracts	$—	$2,548,258	$2,548,258

Futures Contracts	$942,085	$—	$942,085

Reverse Repurchase Agreements	$(55,407,000)	$—	$(55,407,000)

Swap Contracts	$—	$(480,198)	$(480,198)

Options Written	$—	$(2,585,279)	$(2,585,279)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Short-Term Investments	Total
Balance as of 12/31/14	$7,928,432	$3,202,880	$11,131,312
Transfers out of Level 3	(8,051,561)	(3,200,000)	(11,251,561)
Net unrealized appreciation (depreciation)	123,129	(2,880)	120,249

Balance as of 3/31/15	$—	$—	$—

Net unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/15	$123,129	$(2,880)	$120,249

There were no Level 3 investments at the end of the period.

During the period ended March 31, 2015, transfers out of Level 3 investments into Level 2 investments were made in the amount of $11,251,561 for the Fund. The transfer was due to the Fund’s pricing vendor being able to supply a matrix price for the investments that had been utilizing a broker quoted price. During the period ended March 31, 2015, there were no transfers between Level 1 investments and Level 2 investments

LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP PIMCO Low Duration Bond Fund–11

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–86.00%
Equity Funds–21.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	945,450	$13,975,647
LVIP SSgA Small-Cap Index Fund	113,743	3,201,752

		17,177,399

Fixed Income Fund–50.35%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,423,848	39,726,907

		39,726,907

International Equity Fund–13.88%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,201,424	10,947,380

		10,947,380

Total Affiliated Investment Companies (Cost $58,331,568)		67,851,686

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.02%
Fixed Income Fund–10.01%
SPDR® Barclays TIPS ETF	139,351	$7,901,202

		7,901,202

International Equity Fund–4.01%
iShares Core MSCI Emerging Markets ETF	65,373	3,159,477

		3,159,477

Total Unaffiliated Investment Companies (Cost $11,063,561)		11,060,679

TOTAL VALUE OF SECURITIES–100.02% (Cost $69,395,129)	78,912,365
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(13,534)

NET ASSETS APPLICABLE TO 6,312,385 SHARES OUTSTANDING–100.00%	$78,898,831

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$78,912,365

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Conservative Index Allocation Fund–1

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.09%
Equity Funds–21.80%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,155,390	$18,739,277
LVIP SSgA S&P 500 Index Fund	1,261,585	18,648,750
LVIP SSgA Small-Cap Index Fund	151,886	4,275,435
LVIP SSgA Small-Mid Cap 200 Fund	274,256	4,268,787

		45,932,249

Fixed Income Fund–50.36%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	9,142,424	106,079,551

		106,079,551

International Equity Funds–17.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,524,009	14,627,442
LVIP SSgA Emerging Markets 100 Fund	906,003	8,519,144
LVIP SSgA International Index Fund	1,604,302	14,618,404

		37,764,990

Total Affiliated Investment Companies (Cost $164,057,344)		189,776,790

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–10.02%
Fixed Income Fund–10.02%
SPDR® Barclays TIPS ETF	372,183	$21,102,776

Total Unaffiliated Investment Company (Cost $20,657,363)		21,102,776

TOTAL VALUE OF SECURITIES–100.11% (Cost $184,714,707)	210,879,566
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(224,152)

NET ASSETS APPLICABLE TO 17,391,746 SHARES OUTSTANDING–100.00%	$210,655,414

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$210,879,566

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Conservative Structured Allocation Fund–1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.81%
Equity Funds–37.76%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	4,187,196	$61,895,139
LVIP SSgA Small-Cap Index Fund	809,635	22,790,426

		84,685,565

Fixed Income Fund–25.21%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	4,874,323	56,556,765

		56,556,765

International Equity Fund–21.84%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	5,375,899	48,985,195

		48,985,195

Total Affiliated Investment Companies (Cost $152,768,675)		190,227,525

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.15%
Fixed Income Fund–5.02%
SPDR® Barclays TIPS ETF	198,585	$11,259,769

		11,259,769

International Equity Fund–10.05%
iShares Core MSCI Emerging Markets ETF	466,223	22,532,558

		22,532,558

Money Market Fund–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	178,652	178,652

		178,652

Total Unaffiliated Investment Companies (Cost $34,659,549)		33,970,979

TOTAL VALUE OF SECURITIES–99.96% (Cost $187,428,224)	224,198,504
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	83,877

NET ASSETS APPLICABLE TO 16,380,981 SHARES OUTSTANDING–100.00%	$224,282,381

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$224,198,504

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderately Aggressive Index Allocation Fund–1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.00%
Equity Funds–37.82%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,192,139	$67,992,300
LVIP SSgA S&P 500 Index Fund	4,577,864	67,669,983
LVIP SSgA Small-Cap Index Fund	885,167	24,916,563
LVIP SSgA Small-Mid Cap 200 Fund	1,598,219	24,876,284

		185,455,130

Fixed Income Fund–25.21%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	10,656,207	123,643,969

		123,643,969

International Equity Funds–31.97%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,582,596	53,581,752
LVIP SSgA Emerging Markets 100 Fund	5,280,196	49,649,683
LVIP SSgA International Index Fund	5,877,032	53,551,513

		156,782,948

Total Affiliated Investment Companies (Cost $385,962,042)		465,882,047

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.02%
Fixed Income Fund–5.02%
SPDR® Barclays TIPS ETF	433,825	$24,597,878

Total Unaffiliated Investment Company (Cost $24,247,036)		24,597,878

TOTAL VALUE OF SECURITIES–100.02% (Cost $410,209,078)	490,479,925
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(106,057)

NET ASSETS APPLICABLE TO 36,986,198 SHARES OUTSTANDING–100.00%	$490,373,868

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$490,479,925

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderately Aggressive Structured Allocation Fund–1

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–83.94%
Equity Funds–33.79%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	4,233,049	$62,572,927
LVIP SSgA Small-Cap Index Fund	705,144	19,849,108

		82,422,035

Fixed Income Fund–30.28%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	6,367,393	73,880,860

		73,880,860

International Equity Fund–19.87%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	5,320,538	48,480,746

		48,480,746

Total Affiliated Investment Companies (Cost $167,837,573)		204,783,641

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–16.14%
Fixed Income Fund–10.04%
SPDR® Barclays TIPS ETF	432,024	$24,495,761

		24,495,761

International Equity Fund–6.03%
iShares Core MSCI Emerging Markets ETF	304,274	14,705,562

		14,705,562

Money Market Fund–0.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	180,756	180,756

		180,756

Total Unaffiliated Investment Companies (Cost $39,849,924)		39,382,079

TOTAL VALUE OF SECURITIES–100.08% (Cost $207,687,497)	244,165,720
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(206,298)

NET ASSETS APPLICABLE TO 18,131,869 SHARES OUTSTANDING–100.00%	$243,959,422

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$244,165,720

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderate Index Allocation Fund–1

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.98%
Equity Funds–33.80%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	7,375,103	$119,616,801
LVIP SSgA S&P 500 Index Fund	8,053,664	119,049,264
LVIP SSgA Small-Cap Index Fund	1,341,896	37,773,018
LVIP SSgA Small-Mid Cap 200 Fund	2,422,844	37,711,561

		314,150,644

Fixed Income Fund–30.25%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	24,230,746	281,149,349

		281,149,349

International Equity Funds–25.93%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	9,617,243	92,306,294
LVIP SSgA Emerging Markets 100 Fund	6,002,981	56,446,029
LVIP SSgA International Index Fund	10,124,343	92,253,012

		241,005,335

Total Affiliated Investment Companies (Cost $703,992,553)		836,305,328

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.04%
Fixed Income Fund–10.03%
SPDR® Barclays TIPS ETF	1,644,014	$93,215,594

		93,215,594

Money Market Fund–0.01%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	83,869	83,869

		83,869

Total Unaffiliated Investment Companies (Cost $93,339,629)		93,299,463

TOTAL VALUE OF SECURITIES–100.02% (Cost $797,332,182)	929,604,791
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(185,459)

NET ASSETS APPLICABLE TO 71,823,089 SHARES OUTSTANDING–100.00%	$929,419,332

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$929,604,791

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Moderate Structured Allocation Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (unaudited)

March 31, 2015

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–28.18%
Fannie Mae ARM
•2.285% 7/1/38	165,688	$176,411
•2.335% 9/1/37	247,361	264,697
•2.41% 3/1/37	379,018	405,863
•2.872% 11/1/35	303,356	317,000
•2.901% 11/1/41	196,706	207,220
•3.286% 1/1/41	1,625,424	1,718,078
•3.29% 6/1/41	2,639,370	2,825,454
Fannie Mae S.F. 10 yr
4.00% 8/1/19	75,099	79,351
4.00% 6/1/20	356,431	376,673
4.00% 5/1/23	205,791	217,443
5.50% 11/1/15	677	711
6.00% 3/1/16	46,803	47,520
6.00% 10/1/16	52,905	54,408
6.00% 12/1/17	22,277	22,885
6.00% 9/1/18	12,034	12,777
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,617,720	1,665,775
2.50% 3/1/28	3,690,594	3,801,312
2.50% 4/1/28	4,122,058	4,241,883
2.50% 7/1/28	837,060	861,305
2.50% 9/1/28	1,700,475	1,749,695
2.50% 10/1/28	5,299,575	5,451,716
2.50% 2/1/30	2,985,090	3,068,958
3.00% 11/1/26	3,384,199	3,553,982
3.00% 6/1/27	860,834	903,960
3.00% 8/1/27	1,586,201	1,665,747
3.00% 9/1/27	6,537,834	6,865,937
3.00% 10/1/27	943,740	991,040
3.00% 12/1/27	298,509	313,488
3.50% 11/1/25	928,372	986,236
3.50% 12/1/25	2,190,289	2,340,073
3.50% 12/1/26	1,294,804	1,375,132
3.50% 1/1/27	1,794,308	1,904,110
3.50% 10/1/29	3,303,210	3,506,947
4.00% 7/1/18	121,088	127,943
4.00% 8/1/18	74,341	78,550
4.00% 5/1/20	2,549,662	2,694,020
4.00% 4/1/24	171,060	181,165
4.00% 5/1/24	311,352	329,408
4.00% 6/1/24	414,332	439,020
4.00% 7/1/24	172,182	182,479
4.00% 10/1/24	12,761	13,517
4.00% 12/1/24	485,160	513,978
4.00% 1/1/25	674,986	729,996
4.00% 3/1/25	739,033	798,792
4.00% 5/1/25	300,028	317,934
4.00% 7/1/25	5,942	6,318
4.00% 8/1/25	23,104	24,569
4.00% 9/1/25	261,124	278,266
4.00% 10/1/25	322,087	342,616
4.00% 1/1/26	8,764	9,311

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 3/1/26	736,310	$784,731
4.00% 5/1/26	8,652	9,218
4.00% 7/1/26	726,338	772,036
4.50% 2/1/23	129,958	137,952
4.50% 4/1/23	13,383	14,339
4.50% 5/1/23	16,814	18,040
4.50% 6/1/23	450,121	482,697
4.50% 11/1/23	20,578	22,065
4.50% 1/1/24	2,217	2,325
4.50% 2/1/24	4,036	4,323
4.50% 3/1/24	6,698	7,220
4.50% 4/1/24	184,453	197,847
4.50% 5/1/24	351,422	377,043
4.50% 7/1/24	303,220	326,981
4.50% 8/1/24	428,243	461,691
4.50% 11/1/24	192,253	207,213
4.50% 4/1/25	320,195	345,222
4.50% 5/1/25	30,007	32,341
4.50% 6/1/25	8,220	8,817
5.00% 6/1/19	1,670	1,757
5.00% 4/1/23	35,700	38,812
5.00% 6/1/23	661,806	721,516
5.00% 9/1/23	298,405	324,576
5.00% 11/1/23	174,186	189,023
5.00% 12/1/23	174,746	190,434
5.00% 3/1/25	73,330	80,105
5.00% 6/1/25	3,459	3,777
5.50% 12/1/18	134,529	141,413
5.50% 3/1/20	244,430	256,937
5.50% 4/1/22	69,679	76,415
5.50% 7/1/22	82,897	89,375
6.00% 12/1/18	9	9
6.00% 6/1/20	10,198	10,825
6.00% 8/1/22	18,678	20,251
6.00% 9/1/22	60,427	65,287
Fannie Mae S.F. 15 yr TBA 3.00% 4/15/30	6,000,000	6,289,687
Fannie Mae S.F. 20 yr
3.00% 11/1/34	2,268,483	2,350,470
3.00% 12/1/34	1,724,352	1,786,801
3.00% 2/1/35	2,976,265	3,085,417
3.50% 6/1/34	7,010,514	7,406,218
3.50% 7/1/34	8,729,358	9,222,505
6.50% 12/1/17	221	254
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,646,290	2,712,357
3.00% 10/1/42	3,828,333	3,923,843
3.00% 11/1/42	2,582,365	2,646,821
3.00% 12/1/42	2,375,116	2,434,338
3.00% 1/1/43	5,169,316	5,298,269
3.00% 3/1/43	10,940,894	11,208,922
3.00% 4/1/43	2,751,885	2,819,320

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 5/1/43	1,799,098	$1,842,860
3.00% 6/1/43	7,789,232	7,977,841
3.00% 8/1/43	6,032,545	6,177,617
3.50% 10/1/40	1,247,417	1,312,859
3.50% 12/1/40	636,580	669,998
3.50% 2/1/41	1,111,123	1,169,322
3.50% 8/1/42	898,413	945,848
3.50% 9/1/42	9,507,181	9,999,263
3.50% 10/1/42	5,537,673	5,824,646
3.50% 11/1/42	2,091,346	2,199,889
3.50% 1/1/43	3,810,598	4,007,638
3.50% 7/1/43	7,664,210	8,057,837
3.50% 10/1/44	4,232,174	4,449,534
3.50% 1/1/45	3,488,110	3,667,256
4.00% 1/1/39	59,342	63,443
4.00% 2/1/39	106,695	114,070
4.00% 3/1/39	4,429	4,735
4.00% 4/1/39	397,925	425,430
4.00% 6/1/39	177,904	190,220
4.00% 8/1/39	685,900	739,300
4.00% 9/1/39	863,233	938,242
4.00% 11/1/39	57,744	61,736
4.00% 12/1/39	1,427,556	1,526,392
4.00% 1/1/40	593,238	635,271
4.00% 5/1/40	317,284	339,248
4.00% 8/1/40	126,791	135,926
4.00% 9/1/40	248,471	266,402
4.00% 10/1/40	1,077,252	1,154,868
4.00% 11/1/40	1,536,031	1,648,466
4.00% 12/1/40	2,333,755	2,517,993
4.00% 1/1/41	6,224,989	6,673,837
4.00% 2/1/41	1,410,918	1,512,942
4.00% 3/1/41	36,742	39,287
4.00% 4/1/41	496,878	532,719
4.00% 5/1/41	2,577,167	2,762,328
4.00% 6/1/41	33,725	36,061
4.00% 9/1/41	555,022	594,788
4.00% 10/1/41	312,167	334,612
4.00% 11/1/41	597,013	639,882
4.00% 12/1/41	26,476	28,379
4.00% 1/1/42	21,544	23,091
4.00% 3/1/42	432,035	462,715
4.00% 10/1/43	6,209,439	6,638,637
4.00% 12/1/43	2,225,518	2,389,426
4.00% 7/1/44	4,850,519	5,185,788
4.00% 9/1/44	5,082,443	5,433,743
4.00% 10/1/44	3,854,895	4,122,339
4.50% 8/1/33	37,234	40,760
4.50% 1/1/34	22,152	24,250
4.50% 9/1/35	130,778	143,298
4.50% 2/1/38	49,230	53,816
4.50% 4/1/38	70,491	76,995

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/38	71,624	$78,144
4.50% 11/1/38	254,630	278,247
4.50% 2/1/39	554,922	605,043
4.50% 3/1/39	463,828	506,111
4.50% 4/1/39	1,529,276	1,677,962
4.50% 5/1/39	597,624	663,351
4.50% 6/1/39	191,660	209,252
4.50% 7/1/39	782,850	855,501
4.50% 9/1/39	395,964	437,173
4.50% 1/1/40	1,266,617	1,406,014
4.50% 2/1/40	2,344,371	2,592,686
4.50% 5/1/40	1,377,295	1,514,221
4.50% 6/1/40	629,830	689,235
4.50% 8/1/40	272,436	297,693
4.50% 9/1/40	772,416	845,563
4.50% 10/1/40	4,414,275	4,838,997
4.50% 11/1/40	745,682	815,957
4.50% 2/1/41	3,022,464	3,312,516
4.50% 4/1/41	29,251	31,893
4.50% 5/1/41	3,669,892	4,017,658
4.50% 6/1/41	346,337	377,745
4.50% 1/1/42	4,005,298	4,383,413
4.50% 9/1/43	2,005,489	2,192,020
4.50% 10/1/44	999,817	1,092,277
5.00% 9/1/33	238,360	266,170
5.00% 4/1/34	889,444	993,769
5.00% 7/1/34	563,786	630,035
5.00% 11/1/34	282,096	314,939
5.00% 4/1/35	174,823	194,970
5.00% 6/1/35	281,442	313,728
5.00% 7/1/35	3,328,937	3,719,500
5.00% 9/1/35	54,601	60,701
5.00% 10/1/35	224,448	249,708
5.00% 12/1/35	1,052,261	1,170,638
5.00% 2/1/36	2,380,337	2,648,502
5.00% 3/1/36	134,199	149,291
5.00% 11/1/36	48,108	53,487
5.00% 8/1/37	34,700	38,540
5.00% 4/1/38	295,242	327,913
5.00% 7/1/38	41,272	45,839
5.00% 11/1/38	25,839	28,699
5.00% 8/1/39	1,550,121	1,721,654
5.00% 12/1/39	323,250	359,368
5.00% 1/1/40	694,731	787,994
5.00% 7/1/40	2,705,690	3,021,989
5.00% 9/1/40	798,413	888,313
5.50% 11/1/33	79,205	89,513
5.50% 1/1/34	113,953	129,084
5.50% 5/1/34	151,573	171,592
5.50% 7/1/34	204,615	231,054
5.50% 10/1/34	249,272	284,045
5.50% 9/1/35	141,340	159,429

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 10/1/35	150,102	$169,253
5.50% 12/1/35	530,325	598,288
5.50% 1/1/36	757,303	854,455
5.50% 4/1/36	1,910,899	2,152,297
5.50% 8/1/36	437,802	493,257
5.50% 1/1/37	584,051	657,216
5.50% 2/1/37	36,374	40,948
5.50% 3/1/37	176,523	198,637
5.50% 5/1/37	229,763	261,158
5.50% 6/1/37	170,966	194,842
5.50% 8/1/37	70,704	79,562
5.50% 11/1/37	2,094	2,356
5.50% 12/1/37	679	764
5.50% 1/1/38	4,183,822	4,709,280
5.50% 2/1/38	108,055	121,591
5.50% 5/1/38	304,031	342,118
5.50% 6/1/38	20,468	23,032
5.50% 7/1/38	166,548	187,412
5.50% 10/1/38	71,244	80,169
5.50% 1/1/39	327,255	368,251
5.50% 5/1/39	681,867	767,285
5.50% 6/1/39	685,471	771,341
5.50% 10/1/39	299,217	336,700
5.50% 7/1/41	567,989	639,142
6.00% 12/1/35	215,696	250,090
6.00% 2/1/36	89,437	102,446
6.00% 6/1/36	58,304	66,618
6.00% 7/1/36	172,784	197,167
6.00% 8/1/36	101,158	115,208
6.00% 9/1/36	155,217	177,516
6.00% 10/1/36	166,802	190,349
6.00% 11/1/36	10,356	11,837
6.00% 1/1/37	123,058	140,558
6.00% 2/1/37	657,537	753,144
6.00% 3/1/37	57,218	65,325
6.00% 4/1/37	7,271	8,280
6.00% 5/1/37	194,377	221,844
6.00% 6/1/37	115,928	132,109
6.00% 8/1/37	236,059	269,430
6.00% 9/1/37	349,151	398,175
6.00% 10/1/37	504,280	574,715
6.00% 11/1/37	122,301	139,380
6.00% 1/1/38	64,506	73,632
6.00% 2/1/38	62,602	71,297
6.00% 4/1/38	7,080	8,069
6.00% 5/1/38	232,458	264,764
6.00% 6/1/38	88,775	101,163
6.00% 8/1/38	103,795	118,211
6.00% 9/1/38	63,440	72,448
6.00% 10/1/38	57,644	65,650
6.00% 11/1/38	46,713	53,255
6.00% 12/1/38	906,393	1,041,088

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 4/1/40	712,263	$813,563
6.00% 6/1/40	1,317,102	1,504,179
6.50% 3/1/32	1,264	1,452
6.50% 7/1/36	128,908	153,770
6.50% 9/1/36	121,646	142,993
6.50% 11/1/36	162,691	194,033
6.50% 9/1/37	21,631	24,834
6.50% 10/1/37	252,993	299,623
6.50% 2/1/38	199,017	228,490
6.50% 3/1/38	462,437	532,994
6.50% 5/1/38	78,587	90,225
6.50% 7/1/38	186,937	214,622
6.50% 10/1/38	198,361	227,738
7.00% 8/1/39	618,682	747,351
Fannie Mae S.F. 30 yr TBA
3.00% 4/15/45	5,500,000	5,622,891
3.50% 4/15/45	20,400,000	21,426,375
4.00% 4/15/45	18,100,000	19,352,860
4.50% 4/15/45	5,000,000	5,454,689
Freddie Mac ARM
•2.272% 11/1/37	200,086	213,230
•2.29% 9/1/37	375,905	400,412
•3.575% 9/1/40	836,220	895,892
•3.694% 8/1/40	511,327	537,829
•5.983% 6/1/36	75,257	78,577
Freddie Mac S.F. 15 yr
2.50% 4/1/28	188,725	193,895
2.50% 7/1/28	549,951	564,986
2.50% 8/1/28	4,287,890	4,405,125
2.50% 9/1/28	3,153,015	3,239,417
2.50% 10/1/28	4,337,405	4,455,997
2.50% 10/1/29	2,876,735	2,952,883
3.00% 11/1/26	4,284,123	4,493,276
3.00% 2/1/27	385,546	404,853
3.00% 3/1/27	1,820,108	1,910,749
3.00% 4/1/27	1,620,307	1,699,505
3.00% 11/1/27	721,654	756,648
3.00% 2/1/29	1,808,426	1,900,201
3.50% 12/1/25	2,194,263	2,353,834
3.50% 3/1/26	1,640,603	1,743,552
4.00% 2/1/24	109,359	116,427
4.00% 8/1/24	168,988	179,852
4.00% 2/1/25	237,831	253,440
4.00% 7/1/25	692,094	737,075
4.00% 4/1/26	1,473,226	1,570,436
4.50% 8/1/15	454	476
4.50% 3/1/18	111,803	117,236
4.50% 4/1/18	97,869	102,624
4.50% 10/1/18	37,303	39,115
4.50% 11/1/18	154,489	161,997
4.50% 12/1/18	76,457	80,298

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 1/1/19	71,631	$75,230
4.50% 2/1/19	85,456	89,638
4.50% 7/1/19	133,253	139,996
4.50% 12/1/19	46,831	49,186
4.50% 4/1/21	39,795	41,816
4.50% 6/1/24	7,949	8,572
4.50% 7/1/24	290,298	313,106
4.50% 8/1/24	133,330	143,770
4.50% 11/1/24	254,426	274,421
4.50% 5/1/25	96,571	103,924
5.00% 10/1/17	8,647	9,084
5.00% 4/1/18	192,823	202,726
5.00% 4/1/23	171,826	186,916
5.00% 1/1/25	26,249	27,610
5.00% 3/1/25	93,081	101,208
5.50% 12/1/15	8,801	9,228
5.50% 11/1/16	95,843	100,490
5.50% 11/1/17	10,567	11,079
5.50% 4/1/18	54,845	57,504
6.00% 11/1/23	120,937	136,345
Freddie Mac S.F. 15 yr TBA
2.50% 4/15/30	3,000,000	3,075,586
3.00% 4/15/30	1,000,000	1,047,031
3.50% 4/15/30	2,000,000	2,123,438
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,562,078	2,620,528
3.00% 1/1/43	5,575,559	5,702,833
3.00% 3/1/43	6,627,943	6,777,567
3.00% 4/1/43	4,437,017	4,535,267
3.00% 7/1/43	1,800,465	1,839,827
3.00% 8/1/43	719,487	735,233
3.00% 10/1/43	2,160,037	2,207,714
3.50% 2/1/42	3,538,914	3,716,683
3.50% 5/1/42	3,369,452	3,537,845
3.50% 10/1/42	3,307,103	3,472,862
3.50% 2/1/43	1,909,977	2,007,624
3.50% 5/1/43	2,569,477	2,696,410
3.50% 8/1/43	4,959,330	5,203,924
3.50% 2/1/44	1,781,686	1,869,155
3.50% 3/1/44	130,857	137,281
3.50% 6/1/44	2,230,473	2,339,975
3.50% 8/1/44	2,315,288	2,428,953
3.50% 1/1/45	4,959,156	5,202,617
4.00% 5/1/39	493,596	528,596
4.00% 2/1/40	159,798	171,285
4.00% 5/1/40	283,249	303,636
4.00% 8/1/40	70,469	75,516
4.00% 9/1/40	641,653	687,703
4.00% 10/1/40	2,255,627	2,417,133
4.00% 11/1/40	4,897,735	5,266,362
4.00% 12/1/40	2,310,657	2,476,660
4.00% 2/1/41	1,990,779	2,144,487

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.00% 12/1/41	3,132,241	$3,355,422
4.00% 1/1/42	852,501	912,155
4.00% 3/1/42	178,470	191,259
4.00% 4/1/42	4,704,480	5,058,934
4.00% 6/1/42	17,557	18,809
4.00% 5/1/44	6,220,178	6,659,536
4.00% 9/1/44	1,873,702	2,001,591
4.50% 2/1/39	129,231	140,716
4.50% 4/1/39	43,144	46,984
4.50% 5/1/39	185,438	205,280
4.50% 6/1/39	1,342,550	1,479,728
4.50% 7/1/39	294,933	321,708
4.50% 9/1/39	1,023,247	1,140,561
4.50% 10/1/39	1,012,174	1,108,987
4.50% 1/1/40	2,523,503	2,793,522
4.50% 2/1/40	1,494,120	1,654,464
4.50% 7/1/40	271,928	296,691
4.50% 9/1/40	1,407,979	1,559,023
4.50% 2/1/41	5,794,895	6,398,711
4.50% 3/1/41	632,222	699,426
4.50% 9/1/41	1,684,861	1,838,232
4.50% 3/1/44	910,728	991,290
4.50% 5/1/44	33,968	36,989
5.00% 10/1/34	373,358	415,527
5.00% 2/1/35	67,801	75,258
5.00% 8/1/35	147,322	163,871
5.00% 10/1/35	66,658	74,054
5.00% 11/1/35	28,237	31,334
5.00% 12/1/35	239,389	265,922
5.00% 2/1/37	175,716	194,890
5.00% 4/1/37	184,953	205,115
5.00% 5/1/37	189,925	210,715
5.00% 12/1/37	620,219	687,480
5.00% 1/1/38	8,408	9,312
5.00% 4/1/38	6,468	7,164
5.00% 6/1/38	348,337	385,808
5.00% 7/1/38	41,141	45,567
5.00% 9/1/38	16,830	18,640
5.00% 10/1/38	331,293	366,931
5.00% 12/1/38	968,942	1,073,192
5.00% 1/1/39	82,449	91,318
5.00% 2/1/39	1,524,870	1,688,905
5.00% 3/1/39	554,835	620,210
5.00% 8/1/39	167,387	187,346
5.00% 9/1/39	962,807	1,071,865
5.00% 1/1/40	910,939	1,014,841
5.00% 5/1/40	387,113	433,642
5.00% 6/1/40	2,184,832	2,442,591
5.00% 9/1/40	211,856	234,646
5.00% 3/1/41	492,481	545,940
5.50% 8/1/33	77,361	87,281
5.50% 6/1/34	182,749	206,101

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/35	120,846	$136,552
5.50% 11/1/35	225,340	253,102
5.50% 1/1/37	107,158	120,227
5.50% 5/1/37	133,419	149,811
5.50% 7/1/37	68,703	78,063
5.50% 1/1/38	582,912	653,451
5.50% 2/1/38	137,226	154,022
5.50% 5/1/38	863,663	972,227
5.50% 6/1/38	36,033	40,409
5.50% 8/1/38	130,276	148,173
5.50% 12/1/38	136,278	153,766
5.50% 8/1/39	201,241	226,158
5.50% 12/1/39	751,224	842,499
5.50% 3/1/40	634,985	711,727
5.50% 4/1/40	1,513,212	1,698,633
5.50% 5/1/40	502,505	563,946
5.50% 6/1/41	120,418	135,115
6.00% 11/1/28	22,622	25,991
6.00% 7/1/33	22,482	25,833
6.00% 8/1/36	35,435	40,547
6.00% 11/1/36	104,759	119,133
6.00% 4/1/37	1,573	1,794
6.00% 5/1/37	202,302	229,927
6.00% 8/1/37	419,005	476,810
6.00% 9/1/37	257,577	294,093
6.00% 10/1/37	63,487	72,092
6.00% 11/1/37	369,019	419,457
6.00% 12/1/37	25,824	29,386
6.00% 1/1/38	285,083	323,571
6.00% 4/1/38	20,597	23,396
6.00% 6/1/38	46,275	52,568
6.00% 7/1/38	70,644	80,282
6.00% 8/1/38	96,991	110,164
6.00% 9/1/38	50,870	57,817
6.00% 10/1/38	138,876	157,664
6.00% 11/1/38	21,573	24,507
6.00% 3/1/39	63,157	71,729
6.00% 5/1/40	1,766,639	2,009,658
6.50% 11/1/36	309,339	363,244
6.50% 8/1/37	168,334	200,038
6.50% 10/1/37	37,215	44,024
6.50% 6/1/38	78,457	89,879
6.50% 4/1/39	172,533	199,269
Freddie Mac S.F. 30 yr TBA
3.00% 4/15/45	3,500,000	3,570,547
3.50% 4/15/45	6,000,000	6,288,164
4.00% 4/15/45	5,000,000	5,340,625
GNMA I S.F. 30yr
3.00% 9/15/42	2,340,555	2,414,138
3.00% 11/15/42	2,017,974	2,081,415
3.00% 12/15/42	621,199	640,728

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
3.50% 10/15/40	370,841	$390,952
3.50% 1/15/41	143,453	151,366
3.50% 7/15/41	97,470	103,768
3.50% 10/15/41	1,102,197	1,161,980
3.50% 3/15/42	85,363	89,993
3.50% 6/15/42	4,341,672	4,577,108
3.50% 7/15/42	1,791,687	1,888,845
3.50% 10/15/42	561,749	592,408
3.50% 4/15/43	1,229,177	1,295,831
4.00% 6/15/39	152,217	163,443
4.00% 7/15/39	237,335	254,839
4.00% 8/15/39	178,946	192,144
4.00% 8/15/40	1,030,665	1,108,813
4.00% 10/15/40	937,452	1,022,440
4.00% 12/15/40	1,291,964	1,417,342
4.00% 1/15/41	1,282,673	1,406,534
4.00% 9/15/41	2,035,122	2,189,492
4.50% 2/15/39	334,810	369,916
4.50% 3/15/39	1,796,200	1,984,540
4.50% 4/15/39	163,388	180,530
4.50% 5/15/39	154,566	173,077
4.50% 6/15/39	582,003	643,029
4.50% 7/15/39	691,442	763,942
4.50% 8/15/39	116,768	129,011
4.50% 9/15/39	623,053	688,808
4.50% 10/15/39	1,461,771	1,638,125
4.50% 11/15/39	908,576	1,007,594
4.50% 12/15/39	404,484	447,667
4.50% 1/15/40	1,913,192	2,130,178
4.50% 4/15/40	523,454	579,765
4.50% 5/15/40	558,075	624,201
4.50% 6/15/40	1,425,236	1,591,775
4.50% 8/15/40	541,604	598,843
4.50% 9/15/40	370,439	412,187
4.50% 1/15/41	489,392	549,677
4.50% 2/15/41	3,102,423	3,450,107
4.50% 3/15/41	432,643	478,568
4.50% 6/15/41	391,601	433,492
4.50% 7/15/41	49,754	55,066
5.00% 3/15/35	106,305	118,800
5.00% 3/15/38	35,472	39,561
5.00% 4/15/38	38,858	43,371
5.00% 5/15/38	5,988	6,678
5.00% 8/15/38	18,148	20,240
5.00% 11/15/38	58,386	65,165
5.00% 1/15/39	355,562	397,486
5.00% 4/15/39	385,030	430,858
5.00% 5/15/39	1,512,595	1,696,796
5.00% 6/15/39	1,342,753	1,517,441
5.00% 9/15/39	2,925,970	3,320,082
5.00% 10/15/39	254,552	287,841
5.00% 11/15/39	656,898	745,115

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.00% 1/15/40	1,907,711	$2,152,667
5.00% 2/15/40	833,685	944,889
5.00% 4/15/40	619,399	692,166
5.00% 7/15/40	673,489	753,246
5.50% 10/15/33	340,078	386,962
5.50% 4/15/37	82,729	93,742
5.50% 7/15/37	44,761	50,576
5.50% 1/15/38	553,133	624,983
5.50% 2/15/38	381,320	432,090
5.50% 7/15/38	153,282	173,627
5.50% 8/15/38	66,563	75,146
5.50% 9/15/38	782,962	884,267
5.50% 12/15/38	574,225	648,323
5.50% 1/15/39	297,073	335,607
5.50% 5/15/39	417,853	471,650
5.50% 7/15/39	6,091	6,876
5.50% 10/15/39	443,741	500,871
5.50% 12/15/39	133,132	150,273
5.50% 4/15/40	794,561	900,277
5.50% 2/15/41	112,140	126,578
6.00% 5/15/37	212,096	246,022
6.00% 1/15/38	161,920	184,399
6.00% 3/15/38	7,725	8,796
6.00% 5/15/38	378,136	435,416
6.00% 7/15/38	208,012	236,851
6.00% 8/15/38	240,599	273,957
6.00% 10/15/38	235,967	268,729
6.00% 11/15/38	159,207	181,499
6.00% 12/15/38	262,329	298,988
6.00% 1/15/39	50,752	57,897
6.00% 5/15/39	7,746	8,833
6.00% 6/15/39	6,315	7,197
6.00% 8/15/39	11,836	13,486
6.00% 10/15/39	13,690	15,769
6.00% 6/15/40	7,617	8,688
6.00% 12/15/40	1,150,132	1,309,610
6.50% 3/15/38	9,960	11,402
6.50% 5/15/38	29,668	33,963
6.50% 7/15/38	102,210	117,009
6.50% 8/15/38	3,920	4,516
6.50% 9/15/38	5,719	6,569
6.50% 10/15/38	32,634	37,359
6.50% 2/15/39	279,081	320,247
6.50% 8/15/39	26,439	30,934
GNMA I S.F. 30 yr TBA 4.00% 4/15/45	2,000,000	2,146,250
GNMA II S.F. 30 yr
3.00% 9/20/42	3,198,049	3,299,800
3.00% 11/20/42	1,620,984	1,672,558
3.00% 12/20/42	2,541,111	2,621,962
3.00% 1/20/43	2,484,976	2,564,041
3.00% 2/20/43	3,114,551	3,230,379

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
3.00% 3/20/43	5,179,923	$5,361,176
3.00% 6/20/43	2,195,931	2,265,870
3.00% 9/20/43	3,626,855	3,742,478
3.00% 12/20/44	3,464,969	3,575,870
3.50% 4/20/42	1,302,493	1,374,394
3.50% 6/20/42	3,840,903	4,052,936
3.50% 10/20/42	1,470,467	1,551,644
3.50% 12/20/42	2,984,187	3,148,932
3.50% 2/20/43	5,161,835	5,446,804
3.50% 3/20/43	3,131,625	3,334,442
3.50% 5/20/43	3,705,256	3,909,816
3.50% 1/20/44	5,616,843	5,925,529
3.50% 10/20/44	4,805,931	5,065,577
3.50% 12/20/44	3,449,762	3,636,298
4.00% 5/20/39	1,712,973	1,832,331
4.00% 8/20/40	1,008,742	1,083,077
4.00% 10/20/41	174,612	187,483
4.00% 11/20/41	2,927,461	3,143,325
4.00% 12/20/41	1,205,901	1,294,751
4.00% 5/20/42	2,774,711	2,976,687
4.00% 7/20/42	1,704,254	1,827,898
4.00% 8/20/42	1,265,552	1,357,024
4.00% 8/20/43	2,656,658	2,840,735
4.00% 3/20/44	3,894,273	4,154,995
4.00% 8/20/44	5,319,131	5,687,719
4.00% 10/20/44	1,622,800	1,739,395
4.50% 7/20/41	4,392,534	4,790,147
4.50% 12/20/43	3,088,208	3,357,345
4.50% 1/20/44	2,645,481	2,876,035
5.00% 4/20/43	2,252,085	2,525,845
GNMA II S.F. 30 yr TBA
3.00% 4/15/45	5,000,000	5,148,339
3.50% 4/15/45	10,000,000	10,522,266
4.00% 4/15/45	7,000,000	7,458,008
4.50% 4/15/45	2,000,000	2,173,125

Total Agency Mortgage-Backed Securities (Cost $738,126,607)		758,724,627

AGENCY OBLIGATIONS–3.23%
Fannie Mae
0.625% 8/26/16	6,000,000	6,017,190
0.875% 10/26/17	750,000	751,119
0.875% 12/20/17	500,000	500,165
0.875% 2/8/18	1,000,000	999,630
0.875% 5/21/18	1,750,000	1,746,381
0.90% 11/7/17	750,000	744,493
1.00% 8/21/17	100,000	99,915
1.00% 10/11/17	2,000,000	2,000,500
1.00% 5/21/18	100,000	99,441
1.25% 1/30/17	6,500,000	6,575,705
1.70% 10/4/19	125,000	124,872

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
1.75% 1/30/19	1,100,000	$1,122,696
1.75% 9/12/19	1,000,000	1,016,690
1.875% 9/18/18	1,000,000	1,025,485
2.375% 4/11/16	10,000,000	10,202,130
2.625% 9/6/24	2,085,000	2,162,954
3.40% 9/27/32	250,000	250,407
4.875% 12/15/16	500,000	536,432
5.00% 2/13/17	1,000,000	1,082,125
5.00% 5/11/17	500,000	545,165
5.375% 6/12/17	600,000	660,556
5.625% 7/15/37	100,000	143,894
6.00% 4/18/36	100,000	105,404
6.25% 5/15/29	500,000	717,949
6.625% 11/15/30	300,000	452,270
7.125% 1/15/30	500,000	777,735
7.25% 5/15/30	500,000	794,218
8.95% 2/12/18	1,000,000	1,218,796
Federal Farm Credit Banks
2.50% 6/20/22	125,000	125,029
4.875% 1/17/17	300,000	322,924
5.125% 8/25/16	100,000	106,461
Federal Home Loan Banks
0.375% 6/24/16	2,500,000	2,499,083
0.875% 5/24/17	500,000	502,427
1.125% 9/28/16	500,000	501,746
1.20% 11/21/18	750,000	746,636
2.25% 9/8/17	500,000	517,101
4.125% 3/13/20	400,000	450,460
4.625% 9/11/20	1,000,000	1,156,406
4.875% 5/17/17	200,000	217,581
5.00% 11/17/17	1,700,000	1,882,221
5.375% 5/18/16	2,000,000	2,112,682
5.375% 5/15/19	1,000,000	1,165,987
5.50% 7/15/36	300,000	421,512
Federal Home Loan Mortgage
0.50% 5/27/16	2,970,000	2,969,219
0.75% 1/12/18	1,000,000	998,504
0.875% 10/14/16	1,100,000	1,106,163
0.875% 3/7/18	1,250,000	1,248,351
1.00% 6/29/17	1,000,000	1,005,900
1.25% 8/1/19	500,000	499,407
1.25% 10/2/19	1,000,000	992,102
1.375% 5/1/20	2,600,000	2,582,655
1.75% 5/30/19	500,000	507,787
2.00% 8/25/16	500,000	510,749
2.00% 7/30/19	100,000	102,918
2.375% 1/13/22	6,500,000	6,725,843
2.50% 5/27/16	500,000	511,999
3.75% 3/27/19	700,000	768,401
4.875% 6/13/18	1,150,000	1,291,000
5.00% 2/16/17	500,000	540,680
5.00% 4/18/17	1,000,000	1,088,968

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage (continued)
5.125% 11/17/17	250,000	$277,884
5.25% 4/18/16	1,000,000	1,050,910
5.50% 8/23/17	500,000	556,045
5.625% 11/23/35	100,000	103,261
6.25% 7/15/32	750,000	1,114,625
6.75% 9/15/29	100,000	151,577
6.75% 3/15/31	300,000	457,963
Financing
9.40% 2/8/18	480,000	592,652
10.70% 10/6/17	150,000	185,695
Tennessee Valley Authority
3.875% 2/15/21	400,000	447,242
4.625% 9/15/60	150,000	176,627
4.65% 6/15/35	500,000	602,753
4.70% 7/15/33	200,000	240,803
4.875% 12/15/16	100,000	107,168
5.25% 9/15/39	1,025,000	1,347,228
5.375% 4/1/56	200,000	268,528
5.50% 7/18/17	100,000	110,362
5.88% 4/1/36	75,000	105,442
6.15% 1/15/38	100,000	147,047
7.125% 5/1/30	100,000	150,093

Total Agency Obligations (Cost $84,041,864)		86,847,124

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.93%
Banc of America Commercial Mortgage Trust
Series 2006-6 A3 5.369% 10/10/45	250,000	253,249
Series 2006-6 A4 5.356% 10/10/45	450,000	462,759
•Series 2007-2 A4 5.587% 4/10/49	400,000	423,537
•Series 2007-3 A4 5.575% 6/10/49	200,000	213,431
Series 2007-5 A4 5.492% 2/10/51	25,000	26,602
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PWR13 A4 5.54% 9/11/41	136,273	142,223
Series 2006-TOP24 A4 5.537% 10/12/41	937,284	983,184
•Series 2007-PWR16 A4 5.708% 6/11/40	250,000	269,606
•Series 2007-PWR17 A4 5.694% 6/11/50	500,000	540,361
Series 2007-PWR18 A4 5.70% 6/11/50	360,000	389,658
•Series 2007-TOP28 AM 5.835% 9/11/42	1,075,000	1,176,432
CD Commercial Mortgage Trust Series
2006-CD3 A5 5.617% 10/15/48	419,864	438,731
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.703% 12/10/49	400,000	432,717
Series 2013-GC11 AS 3.422% 4/10/46	770,000	801,952
Series 2013-GC15 A1 1.378% 9/10/46	550,679	551,693
•COBALT Commercial Mortgage Trust Series 2007-C2 A3 5.484% 4/15/47	424,545	453,006

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust
•Series 2007-C9 A4 5.798% 12/10/49	500,000	$543,375
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	1,033,580
Series 2014-CR17 A5 3.977% 5/10/47	1,365,000	1,499,257
Series 2014-UBS3 A4 3.819% 6/10/47	1,500,000	1,622,765
¿Commercial Mortgage Pass Through Certificates Series 2014-CR14 A3 3.955% 2/10/47	545,000	600,208
Commercial Mortgage Trust Series 2007-GG11 A4 5.736% 12/10/49	100,000	107,772
Credit Suisse Commercial Mortgage Trust
•Series 2007-C3 A4 5.704% 6/15/39	165,389	176,950
•Series 2008-C1 A3 5.971% 2/15/41	200,000	219,146
Fannie Mae-Aces
•Series 2014-M1 ASQ2 2.323% 11/25/18	3,000,000	3,083,439
•Series 2014-M2 A2 3.513% 12/25/23	1,285,000	1,390,781
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K006 A1 3.398% 7/25/19	1,265,695	1,327,435
¿Series K010 A1 3.32% 7/25/20	662,819	694,454
¿Series K025 A1 1.875% 4/25/22	1,468,235	1,478,682
¿Series K026 A2 2.51% 11/25/22	1,000,000	1,018,844
•¿Series K030 A2 3.25% 4/25/23	6,000,000	6,421,782
General Electric Capital Commercial Mortgage Series 2007-C1 A4 5.543% 12/10/49	725,000	766,634
GS Mortgage Securities Trust
•Series 2007-GG10 A4 5.796% 8/10/45	449,390	485,298
Series 2013-GC12-A3 2.86% 6/10/46	1,500,000	1,532,700
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,665,449
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2006-CB15 A4 5.814% 6/12/43	210,943	218,964
Series 2006-CB17 A4 5.429% 12/12/43	350,667	367,956
Series 2006-LDP8 A4 5.399% 5/15/45	904,902	942,915
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	1,023,647
LB-UBS Commercial Mortgage Trust
•Series 2005-C7 A4 5.197% 11/15/30	108,648	109,163
Series 2006-C6 A4 5.372% 9/15/39	250,000	262,493
•Series 2007-C6 A4 5.858% 7/15/40	553,215	580,476
•Series 2007-C7 A3 5.866% 9/15/45	693,412	762,228
•Series 2008-C1 A2 6.147% 4/15/41	346,162	379,490
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 5.837% 6/12/50	255,000	274,348
Series 2008-C1 A4 5.69% 2/12/51	658,804	715,280
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 A3 5.172% 12/12/49	704,779	740,641
Series 2007-5 A4 5.378% 8/12/48	298,891	315,888
•Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,146,645

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 A2 3.085% 8/15/46	750,000	$785,317
Series 2013-C9 A4 3.102% 5/15/46	725,000	752,298
Series 2014-C17 A2 3.119% 8/15/47	1,000,000	1,050,383
Morgan Stanley Capital I Trust
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	524,270
•Series 2007-IQ15 A4 5.909% 6/11/49	238,701	259,258
Series 2007-IQ16 A4 5.809% 12/12/49	1,471,139	1,594,756
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,066,484
Wachovia Bank Commercial Mortgage Trust
•Series 2006-C27 AM 5.795% 7/15/45	250,000	262,813
Series 2006-C29 AM 5.339% 11/15/48	750,000	795,328
•Series 2007-C32 A3 5.707% 6/15/49	200,000	213,877
•Series 2007-C33 A5 5.964% 2/15/51	500,000	545,892
Series 2007-C34 A3 5.678% 5/15/46	500,000	537,643
•Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B 4.301% 7/15/46	400,000	433,227
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	966,270
•Series 2013-C15 C 4.482% 8/15/46	1,000,000	1,062,468

Total Commercial Mortgage-Backed Securities (Cost $49,397,757)		51,918,110

CORPORATE BONDS–24.66%
Aerospace & Defense–0.36%
Boeing
2.50% 3/1/25	50,000	49,872
3.30% 3/1/35	100,000	99,587
3.50% 3/1/45	25,000	24,869
4.875% 2/15/20	200,000	230,124
6.00% 3/15/19	100,000	116,901
6.125% 2/15/33	50,000	68,015
6.875% 3/15/39	100,000	151,117
Boeing Capital
2.125% 8/15/16	100,000	101,972
4.70% 10/27/19	300,000	338,054
Embraer Overseas 5.15% 6/15/22	50,000	51,937
General Dynamics
1.00% 11/15/17	100,000	100,041
2.25% 7/15/16	150,000	153,419
2.25% 11/15/22	250,000	245,961
Honeywell International
3.35% 12/1/23	200,000	211,484
4.25% 3/1/21	50,000	56,233
5.00% 2/15/19	100,000	112,715
5.30% 3/1/18	100,000	111,847
5.375% 3/1/41	65,000	83,637
5.70% 3/15/36	150,000	194,139
5.70% 3/15/37	100,000	130,525

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
L-3 Communications
3.95% 11/15/16	100,000	$103,952
3.95% 5/28/24	450,000	462,721
4.75% 7/15/20	100,000	109,137
4.95% 2/15/21	100,000	110,740
Lockheed Martin
2.90% 3/1/25	300,000	302,794
3.35% 9/15/21	100,000	106,272
3.60% 3/1/35	150,000	150,454
4.07% 12/15/42	279,000	292,639
4.25% 11/15/19	200,000	219,900
4.85% 9/15/41	100,000	116,252
Northrop Grumman
1.75% 6/1/18	150,000	150,555
3.25% 8/1/23	350,000	361,497
3.50% 3/15/21	100,000	105,542
5.05% 11/15/40	100,000	116,313
Northrop Grumman Systems
7.75% 2/15/31	150,000	212,975
Precision Castparts
1.25% 1/15/18	200,000	199,354
2.50% 1/15/23	200,000	197,426
3.90% 1/15/43	50,000	51,459
Raytheon
2.50% 12/15/22	125,000	124,874
3.125% 10/15/20	200,000	211,224
4.40% 2/15/20	100,000	111,254
4.70% 12/15/41	200,000	228,068
6.40% 12/15/18	50,000	58,517
7.20% 8/15/27	100,000	138,116
Rockwell Collins
3.70% 12/15/23	150,000	160,620
4.80% 12/15/43	100,000	119,675
5.25% 7/15/19	50,000	56,607
United Technologies
1.80% 6/1/17	150,000	152,842
3.10% 6/1/22	409,000	426,222
4.50% 4/15/20	210,000	236,159
4.50% 6/1/42	400,000	445,460
5.375% 12/15/17	150,000	166,749
5.40% 5/1/35	200,000	245,816
6.05% 6/1/36	150,000	198,925
6.125% 2/1/19	250,000	291,359
6.125% 7/15/38	200,000	267,155

		9,642,073

Air Freight & Logistics–0.09%
FedEx
2.625% 8/1/22	55,000	55,331
3.20% 2/1/25	200,000	203,129
3.875% 8/1/42	100,000	96,905

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
FedEx (continued)
4.00% 1/15/24	120,000	$129,779
4.10% 4/15/43	100,000	100,776
4.10% 2/1/45	200,000	200,556
4.90% 1/15/34	60,000	67,774
8.00% 1/15/19	100,000	121,354
Hunt (J.B.) Transport Services
3.85% 3/15/24	150,000	159,054
United Parcel Service
2.45% 10/1/22	125,000	126,074
3.125% 1/15/21	350,000	372,416
3.625% 10/1/42	75,000	75,872
4.875% 11/15/40	55,000	65,804
5.125% 4/1/19	200,000	227,628
6.20% 1/15/38	255,000	347,303

		2,349,755

Airlines–0.07%
¿American Airlines 2013-2 Class A Pass Through Trust 4.95% 1/15/23	366,336	401,138
¿American Airlines 2015-1 Class A Pass Through Trust 3.375% 5/1/27	100,000	100,750
Continental Airlines Pass Through Trust
¿Series 2009-1 9.00% 7/8/16	142,948	154,741
¿Series 2010-1 Class A 4.75% 1/12/21	79,929	85,723
¿Series 2012-1 Class A 4.15% 4/11/24	231,543	245,436
Delta Air Lines Pass Through Trust
¿Series 2009-1 Class A 7.75% 12/17/19	56,451	65,201
¿Series 2010-1 Class A 6.20% 7/2/18	61,850	68,035
¿Series 2010-2 Class A 4.95% 5/23/19	67,827	72,660
¿Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	38,708	39,386
Southwest Airlines
2.75% 11/6/19	50,000	51,192
5.125% 3/1/17	100,000	106,972
¿United Airlines 2014-2 Class A Pass Through Trust Series 2014-2 Class A 3.75% 9/3/26	200,000	208,500
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	44,716	51,088
¿Series 2012-2 Class A 4.625% 6/3/25	90,568	96,908
¿Series 2013-1 Class A 3.95% 11/15/25	97,088	100,729

		1,848,459

Auto Components–0.06%
Delphi 5.00% 2/15/23	300,000	322,500
Johnson Controls
1.40% 11/2/17	500,000	498,822
3.625% 7/2/24	107,000	111,085
4.25% 3/1/21	60,000	65,245

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
Johnson Controls (continued)
4.95% 7/2/64	94,000	$101,270
5.00% 3/30/20	100,000	111,845
5.70% 3/1/41	70,000	85,676
Magna International 3.625% 6/15/24	200,000	204,152

		1,500,595

Automobiles–0.06%
Daimler Finance North America 8.50% 1/18/31	200,000	317,413
Ford Motor
4.75% 1/15/43	400,000	439,094
7.45% 7/16/31	650,000	899,744

		1,656,251

Beverages–0.49%
Anheuser-Busch 6.45% 9/1/37	100,000	132,396
Anheuser-Busch InBev Finance
1.125% 1/27/17	250,000	251,437
1.25% 1/17/18	250,000	250,416
2.625% 1/17/23	150,000	148,026
4.00% 1/17/43	100,000	101,967
4.625% 2/1/44	550,000	611,150
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	500,000	503,370
2.50% 7/15/22	450,000	444,692
3.75% 7/15/42	136,000	133,184
4.375% 2/15/21	30,000	33,410
5.375% 1/15/20	400,000	461,240
6.375% 1/15/40	200,000	263,103
7.75% 1/15/19	500,000	605,601
8.20% 1/15/39	200,000	313,631
Beam Suntory 1.75% 6/15/18	250,000	250,167
Bottling Group
5.125% 1/15/19	200,000	225,340
5.50% 4/1/16	250,000	262,284
Brown-Forman
1.00% 1/15/18	250,000	247,144
3.75% 1/15/43	125,000	124,605
Coca-Cola
1.65% 3/14/18	250,000	254,302
1.65% 11/1/18	500,000	506,279
1.80% 9/1/16	245,000	249,276
2.45% 11/1/20	500,000	515,516
2.50% 4/1/23	250,000	251,458
3.15% 11/15/20	170,000	181,002
3.30% 9/1/21	250,000	267,390
Coca-Cola Enterprises
3.50% 9/15/20	100,000	106,313
4.50% 9/1/21	200,000	223,333
Coca-Cola Femsa
2.375% 11/26/18	200,000	204,748

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Coca-Cola Femsa (continued)
3.875% 11/26/23	200,000	$215,506
Diageo Capital
0.625% 4/29/16	300,000	299,935
1.50% 5/11/17	125,000	126,235
2.625% 4/29/23	350,000	348,754
3.875% 4/29/43	30,000	30,110
4.828% 7/15/20	100,000	113,730
5.50% 9/30/16	100,000	107,009
5.75% 10/23/17	100,000	111,182
5.875% 9/30/36	100,000	128,325
Diageo Investment 8.00% 9/15/22	100,000	133,090
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	65,608
6.82% 5/1/18	100,000	115,398
Fomento Economico Mexicano
2.875% 5/10/23	150,000	144,459
4.375% 5/10/43	200,000	197,170
Molson Coors Brewing 5.00% 5/1/42	250,000	266,457
PepsiCo
1.25% 8/13/17	100,000	100,500
2.75% 3/1/23	250,000	252,942
3.00% 8/25/21	100,000	104,943
3.125% 11/1/20	250,000	265,695
3.60% 3/1/24	779,000	831,900
3.60% 8/13/42	250,000	243,471
4.00% 3/5/42	100,000	103,121
4.50% 1/15/20	100,000	112,301
4.875% 11/1/40	100,000	115,893
5.00% 6/1/18	150,000	166,356
5.50% 1/15/40	150,000	188,078
7.90% 11/1/18	200,000	242,619

		13,253,567

Biotechnology–0.25%
Amgen
2.125% 5/15/17	250,000	254,725
2.20% 5/22/19	650,000	658,780
2.30% 6/15/16	150,000	152,296
2.50% 11/15/16	100,000	102,417
3.625% 5/15/22	100,000	106,051
3.625% 5/22/24	150,000	158,047
3.875% 11/15/21	200,000	215,505
4.10% 6/15/21	100,000	108,436
4.50% 3/15/20	150,000	165,848
5.15% 11/15/41	250,000	289,031
5.65% 6/15/42	200,000	246,013
5.75% 3/15/40	200,000	243,980
6.15% 6/1/18	250,000	285,505
6.375% 6/1/37	100,000	129,728
6.40% 2/1/39	50,000	65,076
6.90% 6/1/38	150,000	207,825

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Biogen Idec 6.875% 3/1/18	100,000	$115,167
Celgene
2.30% 8/15/18	143,000	145,184
3.25% 8/15/22	250,000	256,018
3.625% 5/15/24	200,000	208,250
3.95% 10/15/20	100,000	108,046
4.00% 8/15/23	100,000	108,077
4.625% 5/15/44	300,000	320,407
Genzyme 5.00% 6/15/20	100,000	114,511
Gilead Sciences
3.50% 2/1/25	670,000	707,401
4.40% 12/1/21	200,000	223,859
4.50% 4/1/21	100,000	112,535
4.50% 2/1/45	80,000	88,577
4.80% 4/1/44	400,000	462,091
5.65% 12/1/41	250,000	319,699

		6,679,085

Building Products–0.03%
CRH America
6.00% 9/30/16	150,000	160,036
8.125% 7/15/18	125,000	148,977
Martin Marietta Materials 4.25% 7/2/24	55,000	57,771
Owens Corning
4.20% 12/15/22	212,000	221,587
7.00% 12/1/36	100,000	122,867

		711,238

Capital Markets–2.22%
Affiliated Managers Group 4.25% 2/15/24	100,000	106,971
Ameriprise Financial
5.30% 3/15/20	200,000	230,301
7.30% 6/28/19	200,000	241,888
Apollo Investment 5.25% 3/3/25	50,000	50,909
Ares Capital
3.875% 1/15/20	30,000	30,558
4.875% 11/30/18	100,000	105,218
Bank of America
4.25% 10/22/26	1,133,000	1,171,243
6.11% 1/29/37	200,000	244,329
6.40% 8/28/17	200,000	221,790
6.875% 4/25/18	800,000	915,726
6.875% 11/15/18	300,000	348,399
7.75% 5/14/38	200,000	288,932
Bank of New York Mellon
f1.969% 6/20/17	250,000	254,816
2.10% 8/1/18	500,000	509,547
2.10% 1/15/19	200,000	202,557
2.15% 2/24/20	150,000	151,327
2.30% 7/28/16	200,000	204,048

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Bank of New York Mellon (continued)
2.30% 9/11/19	500,000	$509,215
3.00% 2/24/25	100,000	101,581
3.55% 9/23/21	200,000	213,771
3.95% 11/18/25	100,000	110,482
4.15% 2/1/21	100,000	110,565
5.45% 5/15/19	100,000	114,011
Bear Stearns
4.65% 7/2/18	500,000	544,977
5.55% 1/22/17	300,000	321,050
7.25% 2/1/18	300,000	345,603
BlackRock
3.375% 6/1/22	150,000	158,099
5.00% 12/10/19	100,000	113,922
6.25% 9/15/17	100,000	112,326
Comerica Bank 5.75% 11/21/16	100,000	107,241
Credit Suisse USA 5.85% 8/16/16	100,000	106,809
Deutsche Bank
1.40% 2/13/17	700,000	700,911
3.70% 5/30/24	490,000	502,850
•4.296% 5/24/28	200,000	197,502
4.50% 4/1/25	200,000	200,125
6.00% 9/1/17	500,000	551,345
Export-Import Bank of Korea
2.375% 8/12/19	200,000	203,447
2.875% 1/21/25	500,000	502,787
3.75% 10/20/16	200,000	207,935
4.00% 1/11/17	100,000	104,841
4.00% 1/29/21	100,000	108,739
5.00% 4/11/22	250,000	290,167
5.125% 6/29/20	100,000	114,607
Franklin Resources
2.85% 3/30/25	100,000	99,920
4.625% 5/20/20	100,000	111,882
FS Investment 4.00% 7/15/19	100,000	101,703
Goldman Sachs Group
2.375% 1/22/18	500,000	510,422
2.55% 10/23/19	750,000	761,238
2.90% 7/19/18	500,000	516,999
3.625% 1/22/23	450,000	466,257
3.85% 7/8/24	400,000	419,107
5.25% 7/27/21	400,000	455,258
5.375% 3/15/20	200,000	227,101
5.625% 1/15/17	500,000	536,279
5.75% 10/1/16	700,000	747,158
5.75% 1/24/22	750,000	876,271
5.95% 1/18/18	700,000	779,937
5.95% 1/15/27	200,000	234,900
6.00% 6/15/20	500,000	584,244
6.125% 2/15/33	250,000	319,807
6.15% 4/1/18	500,000	562,353

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Goldman Sachs Group (continued)
6.25% 9/1/17	300,000	$332,868
6.25% 2/1/41	255,000	333,584
6.45% 5/1/36	600,000	752,636
6.75% 10/1/37	800,000	1,052,483
7.50% 2/15/19	825,000	985,466
Invesco Finance 4.00% 1/30/24	500,000	533,899
Jefferies Group
5.125% 1/20/23	150,000	155,950
6.25% 1/15/36	100,000	100,425
8.50% 7/15/19	200,000	240,202
KFW
^0.419% 4/18/36	200,000	116,081
^0.43% 6/29/37	500,000	276,156
0.50% 4/19/16	650,000	650,792
0.75% 3/17/17	1,000,000	1,001,455
0.875% 9/5/17	350,000	350,526
1.00% 1/26/18	1,000,000	1,002,348
1.00% 6/11/18	1,000,000	998,873
1.25% 2/15/17	750,000	758,231
2.00% 6/1/16	700,000	712,865
2.00% 10/4/22	700,000	709,228
2.125% 1/17/23	1,000,000	1,020,537
2.625% 1/25/22	400,000	422,641
2.75% 9/8/20	2,500,000	2,656,395
4.00% 1/27/20	750,000	838,773
4.375% 3/15/18	350,000	384,663
4.50% 7/16/18	800,000	886,922
4.875% 1/17/17	500,000	537,567
4.875% 6/17/19	500,000	571,998
Korea Development Bank
2.25% 8/7/17	250,000	254,345
3.00% 3/17/19	500,000	520,637
3.25% 9/20/16	100,000	103,039
3.50% 8/22/17	250,000	261,405
3.875% 5/4/17	200,000	210,009
4.00% 9/9/16	100,000	104,193
Landwirtschaftliche Rentenbank
1.00% 4/4/18	500,000	499,493
1.375% 10/23/19	300,000	299,763
1.75% 4/15/19	1,125,000	1,145,433
2.375% 9/13/17	300,000	311,157
5.125% 2/1/17	400,000	432,288
Lazard Group
3.75% 2/13/25	100,000	98,825
4.25% 11/14/20	106,000	113,427
Legg Mason 5.625% 1/15/44	100,000	118,894
Lloyds Bank
2.30% 11/27/18	250,000	254,395
4.20% 3/28/17	500,000	528,683
6.375% 1/21/21	300,000	363,397

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley
1.875% 1/5/18	600,000	$604,508
2.125% 4/25/18	300,000	303,519
2.50% 1/24/19	250,000	254,855
3.70% 10/23/24	1,125,000	1,175,264
3.75% 2/25/23	500,000	524,563
4.10% 5/22/23	350,000	364,626
4.30% 1/27/45	500,000	520,317
4.35% 9/8/26	300,000	314,905
4.75% 3/22/17	700,000	745,567
4.875% 11/1/22	250,000	273,475
5.00% 11/24/25	175,000	193,557
5.45% 1/9/17	800,000	856,148
5.50% 1/26/20	200,000	227,542
5.50% 7/28/21	300,000	348,492
5.55% 4/27/17	350,000	378,852
5.625% 9/23/19	350,000	398,793
5.75% 10/18/16	200,000	213,464
5.75% 1/25/21	650,000	759,720
5.95% 12/28/17	300,000	332,819
6.25% 8/9/26	100,000	124,447
6.375% 7/24/42	850,000	1,137,857
6.625% 4/1/18	500,000	569,067
7.25% 4/1/32	100,000	139,735
7.30% 5/13/19	300,000	359,221
fMurray Street Investment Trust I 4.647% 3/9/17	300,000	318,060
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	103,209
Nomura Holdings
2.00% 9/13/16	150,000	151,462
2.75% 3/19/19	100,000	102,427
6.70% 3/4/20	83,000	99,384
Northern Trust
3.45% 11/4/20	100,000	108,081
3.95% 10/30/25	250,000	268,920
6.50% 8/15/18	850,000	984,321
Oesterreichische Kontrollbank
1.125% 5/29/18	350,000	349,700
1.375% 2/10/20	300,000	298,855
2.00% 6/3/16	300,000	305,375
PennantPark Investment 4.50% 10/1/19.	150,000	152,584
Prospect Capital 5.00% 7/15/19	200,000	208,852
Raymond James Financial 8.60% 8/15/19	200,000	248,546
Schwab (Charles)
1.50% 3/10/18	50,000	50,266
3.00% 3/10/25	100,000	101,268
3.225% 9/1/22	100,000	103,441
4.45% 7/22/20	100,000	112,131
TD Ameritrade Holding 2.95% 4/1/22	250,000	254,419

		59,689,864

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals–0.53%
Agrium
3.15% 10/1/22	100,000	$100,436
4.125% 3/15/35	500,000	497,396
6.125% 1/15/41	245,000	305,645
6.75% 1/15/19	100,000	116,557
Air Products & Chemicals
2.00% 8/2/16	55,000	55,990
3.35% 7/31/24	250,000	259,433
4.375% 8/21/19	50,000	54,973
Airgas 2.90% 11/15/22	150,000	148,992
Albemarle 5.45% 12/1/44	500,000	541,308
Cabot 5.00% 10/1/16	50,000	52,829
CF Industries
3.45% 6/1/23	38,000	38,419
4.95% 6/1/43	38,000	40,314
5.15% 3/15/34	450,000	494,686
7.125% 5/1/20	200,000	241,251
Cytec Industries 3.95% 5/1/25	100,000	102,923
Dow Chemical
3.00% 11/15/22	150,000	151,542
4.25% 11/15/20	700,000	769,807
4.375% 11/15/42	400,000	402,946
5.25% 11/15/41	100,000	112,888
5.70% 5/15/18	197,000	221,688
7.375% 11/1/29	125,000	169,995
8.55% 5/15/19	355,000	444,864
9.40% 5/15/39	100,000	166,041
duPont (E.I.) deNemours
2.80% 2/15/23	300,000	299,905
3.625% 1/15/21	100,000	107,094
4.15% 2/15/43	100,000	102,956
4.25% 4/1/21	150,000	165,132
5.25% 12/15/16	25,000	26,891
5.75% 3/15/19	100,000	114,559
6.00% 7/15/18	400,000	456,218
6.50% 1/15/28	150,000	195,406
Eastman Chemical
3.60% 8/15/22	225,000	234,255
3.80% 3/15/25	100,000	104,084
4.65% 10/15/44	70,000	73,760
4.80% 9/1/42	250,000	261,889
5.50% 11/15/19	100,000	113,215
Ecolab
2.25% 1/12/20	200,000	201,477
3.00% 12/8/16	250,000	257,872
4.35% 12/8/21	200,000	220,704
FMC
3.95% 2/1/22	100,000	105,021
4.10% 2/1/24	100,000	105,973
International Flavors & Fragrances
3.20% 5/1/23	50,000	49,968
Lubrizol 8.875% 2/1/19	150,000	187,360

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
LYB International Finance 4.00% 7/15/23	200,000	$212,228
LyondellBasell Industries
5.00% 4/15/19	500,000	551,861
6.00% 11/15/21	350,000	411,997
Methanex 5.65% 12/1/44	200,000	210,826
Monsanto
2.125% 7/15/19	400,000	405,871
2.20% 7/15/22	100,000	97,205
2.75% 4/15/16	100,000	101,761
3.60% 7/15/42	125,000	118,867
4.70% 7/15/64	250,000	273,419
5.125% 4/15/18	25,000	27,625
5.875% 4/15/38	50,000	63,027
Mosaic
4.25% 11/15/23	125,000	133,550
5.45% 11/15/33	104,000	120,617
5.625% 11/15/43	200,000	238,415
NewMarket 4.10% 12/15/22	50,000	51,991
Potash of Saskatchewan
3.00% 4/1/25	300,000	301,032
3.625% 3/15/24	200,000	211,084
4.875% 3/30/20	10,000	11,268
6.50% 5/15/19	145,000	170,943
PPG Industries
2.30% 11/15/19	100,000	101,241
3.60% 11/15/20	100,000	105,665
Praxair
1.05% 11/7/17	175,000	174,495
1.25% 11/7/18	100,000	99,263
2.20% 8/15/22	100,000	97,636
2.70% 2/21/23	100,000	100,728
4.05% 3/15/21	100,000	110,130
4.50% 8/15/19	100,000	110,959
Rohm & Haas 7.85% 7/15/29	150,000	213,675
RPM International 6.125% 10/15/19	100,000	114,408
Sherwin-Williams 1.35% 12/15/17	200,000	200,430
Syngenta Finance 3.125% 3/28/22	100,000	102,020
Valspar 7.25% 6/15/19	50,000	58,764
Westlake Chemical 3.60% 7/15/22	50,000	50,544

		14,228,207

Commercial Banks–2.38%
Abbey National Treasury Services
2.35% 9/10/19	335,000	340,645
3.05% 8/23/18	250,000	260,630
4.00% 4/27/16	150,000	154,704
American Express Bank 6.00% 9/13/17	250,000	277,263
American Express Centurion Bank
5.95% 6/12/17	100,000	110,186
6.00% 9/13/17	100,000	111,033

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Australia & New Zealand Banking Group
1.25% 6/13/17	350,000	$351,407
1.45% 5/15/18	250,000	249,259
Banco do Brasil 3.875% 10/10/22	300,000	277,860
Bancolombia 5.95% 6/3/21	200,000	221,940
Bank of America North America
1.125% 11/14/16	300,000	300,433
1.25% 2/14/17	650,000	651,446
5.30% 3/15/17	650,000	694,517
6.00% 10/15/36	400,000	515,861
Bank of Montreal
1.30% 7/15/16	194,000	195,452
1.45% 4/9/18	500,000	500,017
2.50% 1/11/17	300,000	308,587
2.55% 11/6/22	300,000	298,884
Bank of Nova Scotia
1.10% 12/13/16	400,000	401,568
1.25% 4/11/17	200,000	200,659
1.375% 7/15/16	200,000	201,776
1.375% 12/18/17	150,000	150,201
1.45% 4/25/18	250,000	249,488
2.55% 1/12/17	300,000	308,152
2.80% 7/21/21	550,000	562,654
Bank One 8.00% 4/29/27	100,000	139,173
Barclays 2.75% 11/8/19	1,000,000	1,010,777
Barclays Bank
3.75% 5/15/24	500,000	527,061
5.00% 9/22/16	400,000	422,900
5.125% 1/8/20	250,000	284,452
5.14% 10/14/20	200,000	222,473
BB&T
2.05% 6/19/18	350,000	354,982
2.45% 1/15/20	700,000	712,551
3.95% 4/29/16	100,000	103,550
4.90% 6/30/17	100,000	107,413
BNP Paribas
1.375% 3/17/17	600,000	601,273
2.375% 9/14/17	250,000	254,982
2.70% 8/20/18	300,000	309,502
3.25% 3/3/23	500,000	511,773
4.25% 10/15/24	200,000	206,259
5.00% 1/15/21	300,000	340,489
BPCE
1.70% 4/25/16	250,000	252,393
2.25% 1/27/20	250,000	251,724
2.50% 12/10/18	250,000	256,209
2.50% 7/15/19	250,000	255,145
Branch Banking & Trust
1.35% 10/1/17	250,000	250,724
1.45% 10/3/16	250,000	252,504
2.30% 10/15/18	250,000	255,930

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Canadian Imperial Bank of Commerce
1.35% 7/18/16	200,000	$201,780
1.55% 1/23/18	200,000	200,962
Comerica
2.125% 5/23/19	50,000	50,220
3.80% 7/22/26	60,000	61,191
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	254,533
2.25% 3/13/19	250,000	253,609
2.30% 9/6/19	250,000	253,092
2.50% 9/20/18	800,000	824,686
Compass Bank 6.40% 10/1/17	100,000	109,009
Cooperatieve Centrale Raiffeisen-Boerenleenbank
1.70% 3/19/18	250,000	252,388
2.25% 1/14/19	300,000	305,430
3.375% 1/19/17	400,000	417,063
3.875% 2/8/22	250,000	269,453
3.95% 11/9/22	250,000	259,224
4.50% 1/11/21	550,000	616,528
4.625% 12/1/23	350,000	379,048
5.25% 5/24/41	150,000	182,899
#Corpbanca 144A 3.875% 9/22/19	300,000	301,012
#Credit Suisse Group Funding Guernsey 144A 2.75% 3/26/20	600,000	604,121
Credit Suisse New York
1.375% 5/26/17	1,000,000	1,002,118
2.30% 5/28/19	250,000	252,699
3.625% 9/9/24	700,000	724,363
4.375% 8/5/20	200,000	222,116
5.30% 8/13/19	100,000	113,079
6.00% 2/15/18	500,000	557,885
Discover Bank
2.00% 2/21/18	250,000	250,459
4.20% 8/8/23	250,000	264,887
Fifth Third Bancorp
3.50% 3/15/22	200,000	209,714
4.30% 1/16/24	250,000	267,697
5.45% 1/15/17	100,000	107,059
8.25% 3/1/38	100,000	150,992
Fifth Third Bank 1.15% 11/18/16	300,000	300,555
HSBC Bank USA
5.625% 8/15/35	500,000	622,541
5.875% 11/1/34	100,000	126,327
7.00% 1/15/39	100,000	141,778
HSBC Holdings
4.00% 3/30/22	500,000	538,665
4.25% 3/14/24	300,000	315,390
5.10% 4/5/21	300,000	343,069
5.25% 3/14/44	250,000	285,777
6.10% 1/14/42	200,000	266,083
6.50% 5/2/36	200,000	253,654
6.50% 9/15/37	200,000	256,027

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
HSBC Holdings (continued)
6.80% 6/1/38	200,000	$263,870
HSBC USA
1.625% 1/16/18	500,000	500,351
2.25% 6/23/19	300,000	302,699
3.50% 6/23/24	800,000	836,945
5.00% 9/27/20	300,000	337,173
Huntington Bancshares 2.60% 8/2/18	250,000	255,164
Huntington National Bank 2.40% 4/1/20	250,000	252,181
Industrial & Commercial Bank of China 3.231% 11/13/19	500,000	514,973
Intesa Sanpaolo
3.875% 1/16/18	300,000	314,962
3.875% 1/15/19	600,000	633,370
KeyBank 1.65% 2/1/18	250,000	251,176
KeyCorp 5.10% 3/24/21	300,000	341,171
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	355,145
2.30% 1/30/19	250,000	254,032
MUFG Union Bank
2.625% 9/26/18	250,000	257,220
3.00% 6/6/16	250,000	256,065
National Australia Bank 3.00% 1/20/23	500,000	511,146
National City 6.875% 5/15/19	100,000	118,100
PNC Bank
1.15% 11/1/16	269,000	270,317
1.30% 10/3/16	250,000	251,593
2.70% 11/1/22	250,000	249,246
4.20% 11/1/25	1,000,000	1,092,752
6.875% 4/1/18	150,000	172,135
PNC Funding
2.70% 9/19/16	200,000	204,823
3.30% 3/8/22	300,000	316,487
5.125% 2/8/20	100,000	114,395
6.70% 6/10/19	150,000	178,592
Regions Financial 2.00% 5/15/18	250,000	249,956
Royal Bank of Canada
1.20% 1/23/17	250,000	251,628
1.20% 9/19/17	350,000	350,387
1.25% 6/16/17	450,000	450,938
1.45% 9/9/16	750,000	758,345
2.15% 3/15/19	200,000	203,132
2.15% 3/6/20	250,000	252,018
2.20% 7/27/18	150,000	153,283
2.20% 9/23/19	550,000	560,658
2.30% 7/20/16	100,000	101,997
2.875% 4/19/16	200,000	204,399
Royal Bank of Scotland 5.625% 8/24/20	150,000	174,210
Royal Bank of Scotland Group
1.875% 3/31/17	200,000	199,810
6.40% 10/21/19	300,000	347,603
Societe Generale 2.75% 10/12/17	150,000	154,570

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Sumitomo Mitsui Banking
1.30% 1/10/17	250,000	$250,027
1.80% 7/18/17	250,000	251,781
2.45% 1/10/19	300,000	305,044
2.45% 1/16/20	300,000	304,009
2.50% 7/19/18	250,000	255,709
3.20% 7/18/22	250,000	256,499
SunTrust Bank
1.35% 2/15/17	200,000	200,721
7.25% 3/15/18	200,000	231,571
SunTrust Banks 2.50% 5/1/19	450,000	457,701
SVB Financial Group 5.375% 9/15/20	150,000	171,117
Svenska Handelsbanken
1.625% 3/21/18	250,000	251,271
2.50% 1/25/19	250,000	256,693
3.125% 7/12/16	200,000	205,784
Toronto-Dominion Bank
1.125% 5/2/17	250,000	250,721
1.40% 4/30/18	350,000	350,379
1.50% 9/9/16	200,000	202,115
2.125% 7/2/19	200,000	202,748
2.25% 11/5/19	250,000	254,296
2.50% 7/14/16	200,000	204,629
2.625% 9/10/18	100,000	103,401
U.S. Bancorp
1.65% 5/15/17	550,000	557,824
1.95% 11/15/18	600,000	609,880
2.20% 11/15/16	200,000	204,277
2.95% 7/15/22	200,000	203,781
3.00% 3/15/22	150,000	155,625
3.60% 9/11/24	250,000	261,125
3.70% 1/30/24	250,000	269,644
UBS
4.875% 8/4/20	595,000	674,691
5.75% 4/25/18	350,000	391,783
5.875% 7/15/16	500,000	529,123
5.875% 12/20/17	475,000	527,615
US Bank 1.375% 9/11/17	250,000	251,594
Wachovia
5.50% 8/1/35	150,000	177,302
5.625% 10/15/16	100,000	106,957
5.75% 2/1/18	600,000	671,384
Wells Fargo
1.15% 6/2/17	250,000	250,004
1.25% 7/20/16	800,000	804,666
1.50% 1/16/18	250,000	251,367
2.15% 1/15/19	1,187,000	1,206,580
3.30% 9/9/24	250,000	258,521
3.45% 2/13/23	250,000	256,064
3.50% 3/8/22	600,000	637,574
f3.676% 6/15/16	750,000	776,818
4.10% 6/3/26	740,000	781,802

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Wells Fargo (continued)
4.125% 8/15/23	300,000	$320,559
4.60% 4/1/21	350,000	393,387
4.65% 11/4/44	225,000	241,916
5.375% 11/2/43	775,000	916,512
5.625% 12/11/17	150,000	166,722
Wells Fargo Bank
5.85% 2/1/37	450,000	582,538
6.00% 11/15/17	300,000	335,392
6.60% 1/15/38	450,000	638,400
Wells Fargo Capital X 5.95% 12/15/36	100,000	104,125
Westpac Banking
1.05% 11/25/16	350,000	351,344
1.20% 5/19/17	158,000	158,250
1.50% 12/1/17	150,000	150,845
1.60% 1/12/18	250,000	251,495
2.00% 8/14/17	250,000	254,967
2.25% 7/30/18	100,000	102,159
2.25% 1/17/19	150,000	153,025
4.875% 11/19/19	250,000	281,329

		64,152,242

Commercial Services & Supplies–0.09%
Avery Dennison 5.375% 4/15/20	50,000	55,053
#CDK Global 144A 3.30% 10/15/19	135,000	136,248
Cintas No. 2
2.85% 6/1/16	100,000	102,360
4.30% 6/1/21	60,000	65,441
Pitney Bowes
4.625% 3/15/24	200,000	210,166
4.75% 5/15/18	200,000	214,621
Republic Services
3.20% 3/15/25	250,000	251,604
3.80% 5/15/18	100,000	106,100
4.75% 5/15/23	100,000	112,861
5.25% 11/15/21	100,000	115,009
5.50% 9/15/19	299,000	339,321
5.70% 5/15/41	50,000	63,185
Verisk Analytics 4.125% 9/12/22	100,000	104,429
Waste Management
3.125% 3/1/25	100,000	101,173
3.50% 5/15/24	250,000	260,766
3.90% 3/1/35	50,000	51,421
4.10% 3/1/45	55,000	56,441

		2,346,199

Communications Equipment–0.14%
Cisco Systems
1.10% 3/3/17	570,000	573,836
2.90% 3/4/21	615,000	647,931
3.625% 3/4/24	100,000	108,152

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Cisco Systems (continued)
4.45% 1/15/20	300,000	$336,072
4.95% 2/15/19	450,000	506,560
5.50% 1/15/40	200,000	247,839
5.90% 2/15/39	300,000	386,909
Ericsson 4.125% 5/15/22	250,000	268,637
Harris
5.95% 12/1/17	150,000	166,834
6.375% 6/15/19	35,000	40,050
Juniper Networks
4.60% 3/15/21	100,000	106,513
5.95% 3/15/41	100,000	104,427
Motorola Solutions
3.50% 3/1/23	100,000	100,519
4.00% 9/1/24	250,000	258,835

		3,853,114

Computers & Peripherals–0.32%
Apple
0.45% 5/3/16	200,000	200,098
1.00% 5/3/18	750,000	745,961
1.55% 2/7/20	950,000	944,642
2.15% 2/9/22	250,000	246,998
2.40% 5/3/23	822,000	812,795
2.50% 2/9/25	250,000	244,973
3.45% 5/6/24	350,000	371,908
3.45% 2/9/45	125,000	118,979
3.85% 5/4/43	350,000	356,445
4.45% 5/6/44	600,000	671,302
Cadence Design Systems 4.375% 10/15/24	75,000	78,083
EMC
1.875% 6/1/18	250,000	253,039
2.65% 6/1/20	300,000	308,448
3.375% 6/1/23	250,000	260,142
Hewlett-Packard
2.60% 9/15/17	425,000	436,020
3.00% 9/15/16	150,000	154,012
3.30% 12/9/16	300,000	310,341
4.30% 6/1/21	200,000	215,064
4.375% 9/15/21	150,000	161,844
4.65% 12/9/21	350,000	383,205
5.50% 3/1/18	200,000	221,681
6.00% 9/15/41	305,000	340,623
Lexmark International 5.125% 3/15/20	100,000	107,336
NetApp 3.375% 6/15/21	150,000	153,238
Seagate HDD Cayman 3.75% 11/15/18	600,000	625,834

		8,723,011

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	255,493

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
ABB Finance USA (continued)
4.375% 5/8/42	187,000	$210,774
Fluor 3.50% 12/15/24	100,000	103,220
Leucadia National 5.50% 10/18/23	200,000	207,025

		776,512

Consumer Finance–0.67%
American Express
1.55% 5/22/18	250,000	250,160
2.65% 12/2/22	115,000	114,530
4.05% 12/3/42	135,000	138,095
6.15% 8/28/17	300,000	333,705
•6.80% 9/1/66	100,000	105,270
7.00% 3/19/18	100,000	115,611
8.125% 5/20/19	100,000	123,747
American Express Credit
1.30% 7/29/16	500,000	503,036
2.125% 7/27/18	500,000	509,983
2.25% 8/15/19	200,000	203,024
2.375% 3/24/17	550,000	565,027
2.80% 9/19/16	200,000	205,695
American Honda Finance
1.20% 7/14/17	200,000	200,585
1.55% 12/11/17	200,000	201,812
2.125% 10/10/18	200,000	203,822
Capital One 2.40% 9/5/19	300,000	301,393
Capital One Bank USA
2.25% 2/13/19	500,000	503,109
8.80% 7/15/19	200,000	250,795
Capital One Financial
2.45% 4/24/19	350,000	354,496
3.15% 7/15/16	60,000	61,553
3.20% 2/5/25	150,000	149,066
3.50% 6/15/23	600,000	617,041
4.75% 7/15/21	100,000	112,277
6.15% 9/1/16	100,000	106,581
Caterpillar Financial Services
1.00% 11/25/16	500,000	502,279
1.00% 3/3/17	100,000	100,389
1.35% 9/6/16	500,000	505,039
2.05% 8/1/16	125,000	127,285
2.45% 9/6/18	250,000	257,890
2.65% 4/1/16	100,000	102,064
3.30% 6/9/24	150,000	156,594
7.15% 2/15/19	200,000	240,138
Discover Financial Services
3.75% 3/4/25	100,000	100,937
3.95% 11/6/24	100,000	103,041
5.20% 4/27/22	100,000	111,513
Ford Motor Credit
1.70% 5/9/16	200,000	200,985

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Ford Motor Credit (continued)
1.724% 12/6/17	550,000	$549,139
2.375% 1/16/18	250,000	254,497
2.375% 3/12/19	200,000	202,513
2.459% 3/27/20	200,000	200,253
3.00% 6/12/17	250,000	257,781
3.664% 9/8/24	250,000	258,457
3.984% 6/15/16	250,000	257,833
4.207% 4/15/16	250,000	257,211
5.00% 5/15/18	500,000	545,629
5.75% 2/1/21	200,000	232,676
5.875% 8/2/21	750,000	884,091
HSBC Finance 6.676% 1/15/21	323,000	384,010
John Deere Capital
1.05% 10/11/16	100,000	100,567
1.05% 12/15/16	150,000	150,419
1.70% 1/15/20	350,000	347,342
2.25% 6/7/16	100,000	101,926
2.25% 4/17/19	200,000	204,419
2.30% 9/16/19	500,000	510,831
2.80% 3/4/21	200,000	206,652
5.50% 4/13/17	150,000	163,690
Paccar Financial
1.15% 8/16/16	150,000	151,163
1.60% 3/15/17	100,000	101,427
Toyota Motor Credit
0.80% 5/17/16	100,000	100,352
1.25% 10/5/17	250,000	250,896
1.75% 5/22/17	550,000	558,864
2.00% 9/15/16	250,000	254,977
2.10% 1/17/19	350,000	356,383
2.125% 7/18/19	200,000	203,314
2.75% 5/17/21	250,000	258,561
3.30% 1/12/22	400,000	424,350
3.40% 9/15/21	600,000	638,968

		18,107,758

Containers & Packaging–0.04%
Bemis
4.50% 10/15/21	300,000	332,259
6.80% 8/1/19	10,000	11,843
Packaging Corporation of America
3.90% 6/15/22	50,000	52,055
4.50% 11/1/23	150,000	161,824
Rock-Tenn 4.90% 3/1/22	200,000	220,718
Sonoco Products
4.375% 11/1/21	100,000	108,121
5.75% 11/1/40	100,000	119,589

		1,006,409

Diversified Consumer Services–0.06%
Cornell University 5.45% 2/1/19	200,000	228,746

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
George Washington University 4.30% 9/15/44	100,000	$104,923
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	274,046
Metropolitan Museum of Art 3.40% 7/1/45	50,000	48,767
President and Fellows of Harvard College 3.619% 10/1/37	72,000	75,236
Princeton University
4.95% 3/1/19	100,000	112,113
5.70% 3/1/39	50,000	68,078
Stanford University
4.25% 5/1/16	100,000	103,706
4.75% 5/1/19	250,000	279,424
Trustees of Dartmouth College 4.75% 6/1/19	50,000	56,037
Vanderbilt University 5.25% 4/1/19	50,000	56,424
Yale University 2.086% 4/15/19	100,000	102,239

		1,509,739

Diversified Financial Services–2.00%
Air Lease
3.375% 1/15/19	250,000	256,250
3.875% 4/1/21	125,000	129,375
4.25% 9/15/24	300,000	309,750
Bank of America
1.35% 11/21/16	200,000	200,084
2.00% 1/11/18	500,000	504,112
2.60% 1/15/19	543,000	552,959
3.30% 1/11/23	1,000,000	1,014,075
3.75% 7/12/16	500,000	515,535
3.875% 3/22/17	250,000	261,758
4.00% 4/1/24	475,000	505,839
4.10% 7/24/23	1,350,000	1,442,040
5.00% 5/13/21	350,000	395,599
5.00% 1/21/44	650,000	749,099
5.625% 10/14/16	400,000	426,028
5.625% 7/1/20	250,000	288,551
5.65% 5/1/18	500,000	555,029
5.75% 12/1/17	550,000	605,569
5.875% 1/5/21	250,000	292,567
5.875% 2/7/42	218,000	278,367
6.00% 9/1/17	500,000	550,349
6.50% 8/1/16	200,000	213,518
7.625% 6/1/19	300,000	362,426
BP Capital Markets
1.375% 11/6/17	150,000	150,024
1.375% 5/10/18	150,000	149,395
1.846% 5/5/17	150,000	151,883
2.237% 5/10/19	400,000	404,544
2.241% 9/26/18	400,000	406,812

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
BP Capital Markets (continued)
2.315% 2/13/20	650,000	$655,905
2.75% 5/10/23	250,000	244,139
3.245% 5/6/22	200,000	206,274
3.535% 11/4/24	100,000	101,962
3.994% 9/26/23	250,000	265,023
4.742% 3/11/21	500,000	558,790
4.75% 3/10/19	300,000	332,339
Citigroup
1.55% 8/14/17	250,000	250,321
1.75% 5/1/18	500,000	499,495
1.85% 11/24/17	50,000	50,384
2.40% 2/18/20	750,000	753,536
2.50% 7/29/19	500,000	507,439
3.375% 3/1/23	200,000	205,320
3.75% 6/16/24	400,000	418,553
3.875% 10/25/23	350,000	370,123
3.953% 6/15/16	250,000	258,548
4.05% 7/30/22	107,000	112,429
4.30% 11/20/26	400,000	414,663
4.45% 1/10/17	500,000	527,199
4.50% 1/14/22	730,000	807,179
5.30% 5/6/44	167,000	188,446
5.375% 8/9/20	200,000	229,098
5.50% 2/15/17	450,000	482,789
5.50% 9/13/25	200,000	227,137
5.85% 8/2/16	100,000	106,170
5.875% 2/22/33	200,000	233,428
5.875% 1/30/42	150,000	192,095
6.00% 8/15/17	800,000	880,462
6.00% 10/31/33	100,000	118,553
6.125% 11/21/17	300,000	333,531
6.125% 5/15/18	350,000	394,208
6.125% 8/25/36	200,000	242,975
6.625% 6/15/32	100,000	125,057
6.675% 9/13/43	150,000	200,755
6.875% 3/5/38	350,000	486,037
8.125% 7/15/39	350,000	552,400
8.50% 5/22/19	300,000	373,950
CME Group
3.00% 9/15/22	300,000	311,487
5.30% 9/15/43	100,000	124,221
Countrywide Financial 6.25% 5/15/16	450,000	473,532
•GE Capital Trust I 6.375% 11/15/67	200,000	217,000
General Electric Capital
1.60% 11/20/17	850,000	858,657
1.625% 4/2/18	250,000	252,053
2.30% 4/27/17	250,000	256,635
2.90% 1/9/17	600,000	622,056
2.95% 5/9/16	200,000	205,100
3.10% 1/9/23	600,000	618,628
3.15% 9/7/22	500,000	517,955

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
4.375% 9/16/20	750,000	$833,597
4.65% 10/17/21	500,000	566,695
5.30% 2/11/21	800,000	924,810
5.375% 10/20/16	400,000	427,767
5.50% 1/8/20	100,000	115,913
5.625% 5/1/18	1,050,000	1,179,485
5.875% 1/14/38	950,000	1,230,822
6.00% 8/7/19	100,000	116,932
•6.375% 11/15/67	100,000	108,750
6.75% 3/15/32	780,000	1,081,879
6.875% 1/10/39	700,000	1,010,421
IntercontinentalExchange Group 4.00% 10/15/23	200,000	216,365
#International Lease Finance 144A 6.75% 9/1/16	400,000	426,000
JPMorgan Chase
1.35% 2/15/17	400,000	401,656
1.625% 5/15/18	250,000	249,292
1.70% 3/1/18	680,000	683,013
1.80% 1/25/18	600,000	604,773
2.00% 8/15/17	450,000	456,931
3.15% 7/5/16	800,000	820,914
3.20% 1/25/23	1,000,000	1,017,688
3.25% 9/23/22	550,000	563,419
3.375% 5/1/23	200,000	201,557
3.625% 5/13/24	250,000	260,250
3.875% 2/1/24	250,000	264,759
4.125% 12/15/26	1,000,000	1,039,104
4.25% 10/15/20	750,000	818,477
4.35% 8/15/21	600,000	660,904
4.40% 7/22/20	700,000	769,314
4.50% 1/24/22	350,000	387,441
5.40% 1/6/42	200,000	240,394
5.50% 10/15/40	100,000	122,419
5.60% 7/15/41	500,000	614,067
6.00% 1/15/18	400,000	447,588
6.30% 4/23/19	200,000	232,454
6.40% 5/15/38	450,000	605,782
JPMorgan Chase Bank 6.00% 10/1/17	950,000	1,052,116
McGraw-Hill Financial 6.55% 11/15/37	400,000	451,788
Moody’s 4.50% 9/1/22	250,000	271,562
MUFG Americas Holdings
1.625% 2/9/18	100,000	100,067
2.25% 2/10/20	100,000	100,307
3.00% 2/10/25	150,000	148,616
NASDAQ OMX Group
5.25% 1/16/18	60,000	65,670
5.55% 1/15/20	100,000	112,460
National Rural Utilities Cooperative Finance
1.10% 1/27/17	150,000	150,687

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance (continued)
2.35% 6/15/20	300,000	$304,900
4.023% 11/1/32	100,000	107,181
•4.75% 4/30/43	100,000	100,550
5.45% 2/1/18	25,000	27,787
8.00% 3/1/32	150,000	224,069
10.375% 11/1/18	100,000	129,664
NYSE Holdings 2.00% 10/5/17	150,000	152,191
Private Export Funding
1.375% 2/15/17	275,000	277,056
1.875% 7/15/18	250,000	253,691
2.45% 7/15/24	250,000	249,187
4.30% 12/15/21	100,000	113,835
Synchrony Financial
1.875% 8/15/17	45,000	45,061
2.70% 2/3/20	500,000	502,729
4.25% 8/15/24	150,000	157,048
#Washington Prime Group 144A
3.85% 4/1/20	50,000	50,477

		53,885,904

Diversified Telecommunication Services–1.07%
AT&T
1.40% 12/1/17	550,000	547,447
2.375% 11/27/18	600,000	608,252
2.40% 8/15/16	175,000	178,155
2.625% 12/1/22	500,000	487,782
2.95% 5/15/16	200,000	204,434
3.00% 2/15/22	400,000	401,986
3.875% 8/15/21	30,000	31,827
4.35% 6/15/45	532,000	510,939
4.45% 5/15/21	100,000	109,693
4.80% 6/15/44	987,000	1,014,719
5.35% 9/1/40	638,000	698,759
5.50% 2/1/18	500,000	550,785
5.55% 8/15/41	40,000	45,149
5.80% 2/15/19	150,000	170,123
6.15% 9/15/34	150,000	177,871
6.30% 1/15/38	200,000	240,219
6.40% 5/15/38	5,000	6,099
6.50% 9/1/37	150,000	184,325
6.55% 2/15/39	550,000	677,403
8.00% 11/15/31	360,000	525,492
British Telecommunications
2.35% 2/14/19	300,000	305,209
9.625% 12/15/30	350,000	578,665
Deutsche Telekom International Finance
6.00% 7/8/19	250,000	291,329
8.75% 6/15/30	460,000	704,898
Embarq 7.995% 6/1/36	150,000	178,740

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
GTE
6.94% 4/15/28	100,000	$128,155
8.75% 11/1/21	100,000	131,094
Koninklijke KPN 8.375% 10/1/30	100,000	144,950
Nippon Telegraph & Telephone 1.40% 7/18/17	100,000	100,419
Orange
2.75% 9/14/16	100,000	102,290
4.125% 9/14/21	100,000	110,128
5.375% 7/8/19	300,000	342,194
5.375% 1/13/42	100,000	116,577
9.00% 3/1/31	800,000	1,238,029
Qwest
6.75% 12/1/21	650,000	746,078
6.875% 9/15/33	250,000	252,133
Telefonica Emisiones
3.192% 4/27/18	250,000	260,926
5.134% 4/27/20	690,000	779,706
5.462% 2/16/21	140,000	160,200
5.877% 7/15/19	100,000	115,767
6.421% 6/20/16	175,000	185,999
7.045% 6/20/36	175,000	242,490
Telefonica Europe 8.25% 9/15/30	200,000	292,090
Telefonos de Mexico 5.50% 11/15/19	100,000	113,700
Verizon Communications
2.45% 11/1/22	200,000	194,197
2.50% 9/15/16	267,000	272,779
3.45% 3/15/21	500,000	523,345
3.50% 11/1/24	700,000	717,808
3.65% 9/14/18	1,150,000	1,223,447
3.85% 11/1/42	150,000	136,820
#144A 4.272% 1/15/36	904,000	900,157
4.50% 9/15/20	686,000	758,084
#144A 4.522% 9/15/48	1,324,000	1,323,656
4.60% 4/1/21	250,000	278,039
#144A 4.672% 3/15/55	1,182,000	1,162,753
4.862% 8/21/46	692,000	726,260
5.05% 3/15/34	800,000	870,293
5.15% 9/15/23	950,000	1,089,918
6.00% 4/1/41	100,000	120,697
6.35% 4/1/19	250,000	291,187
6.40% 9/15/33	764,000	955,245
6.40% 2/15/38	200,000	250,134
6.55% 9/15/43	1,122,000	1,463,169
6.90% 4/15/38	350,000	458,596

		28,709,809

Electric Utilities–1.44%
Alabama Power
3.75% 3/1/45	150,000	153,174
5.50% 3/15/41	185,000	238,276
6.125% 5/15/38	100,000	137,189

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Ameren Illinois 4.80% 12/15/43	150,000	$179,809
American Electric Power
1.65% 12/15/17	200,000	201,293
2.95% 12/15/22	125,000	126,250
Appalachian Power
4.60% 3/30/21	150,000	166,992
5.00% 6/1/17	100,000	107,597
6.70% 8/15/37	235,000	323,099
Arizona Public Service
2.20% 1/15/20	150,000	151,112
4.50% 4/1/42	100,000	113,335
5.05% 9/1/41	100,000	122,274
Atlantic City Electric 7.75% 11/15/18	15,000	18,078
Baltimore Gas & Electric
3.35% 7/1/23	100,000	105,304
6.35% 10/1/36	100,000	138,894
Berkshire Hathaway Energy
3.75% 11/15/23	900,000	961,128
5.15% 11/15/43	200,000	238,845
5.75% 4/1/18	100,000	112,410
5.95% 5/15/37	125,000	159,611
6.125% 4/1/36	250,000	326,939
6.50% 9/15/37	100,000	135,830
Black Hills 4.25% 11/30/23	100,000	107,843
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	245,441
Cleco Power 6.50% 12/1/35	50,000	66,556
Cleveland Electric Illuminating
5.50% 8/15/24	200,000	241,266
5.95% 12/15/36	100,000	122,259
CMS Energy 4.875% 3/1/44	100,000	116,938
Commonwealth Edison
3.40% 9/1/21	100,000	106,448
4.00% 8/1/20	300,000	328,275
5.95% 8/15/16	150,000	159,863
6.45% 1/15/38	100,000	141,363
Connecticut Light & Power 5.65% 5/1/18	100,000	113,494
Consumers Energy
2.85% 5/15/22	100,000	102,434
3.125% 8/31/24	100,000	103,470
3.375% 8/15/23	200,000	212,126
3.95% 5/15/43	150,000	159,138
5.65% 9/15/18	100,000	114,214
5.65% 4/15/20	100,000	116,693
Dayton Power & Light 1.875% 9/15/16	75,000	75,835
Delmarva Power & Light
3.50% 11/15/23	150,000	159,703
4.00% 6/1/42	100,000	105,757
Dominion Gas Holdings
1.05% 11/1/16	250,000	250,586

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Dominion Gas Holdings (continued)
2.50% 12/15/19	50,000	$50,999
3.60% 12/15/24	25,000	26,265
4.60% 12/15/44	850,000	919,726
4.80% 11/1/43	94,000	106,502
DTE Electric
2.65% 6/15/22	50,000	50,674
3.65% 3/15/24	250,000	269,904
6.625% 6/1/36	100,000	144,404
Duke Energy
1.625% 8/15/17	250,000	252,847
2.10% 6/15/18	650,000	662,946
5.05% 9/15/19	100,000	112,949
Duke Energy Carolinas
3.90% 6/15/21	100,000	110,457
4.00% 9/30/42	150,000	159,780
4.30% 6/15/20	100,000	111,495
5.25% 1/15/18	250,000	277,475
5.30% 2/15/40	100,000	126,561
6.10% 6/1/37	170,000	226,246
7.00% 11/15/18	100,000	119,017
Duke Energy Florida
3.85% 11/15/42	100,000	104,110
5.65% 6/15/18	150,000	170,086
6.40% 6/15/38	300,000	427,524
Duke Energy Indiana
6.12% 10/15/35	100,000	133,660
6.45% 4/1/39	130,000	186,431
Duke Energy Ohio
3.80% 9/1/23	500,000	543,475
5.45% 4/1/19	50,000	57,096
Duke Energy Progress
4.10% 3/15/43	100,000	108,515
5.30% 1/15/19	100,000	113,229
6.30% 4/1/38	250,000	352,309
Empresa Nacional de Electricidad 4.25% 4/15/24	100,000	104,009
Entergy
4.70% 1/15/17	100,000	105,196
5.125% 9/15/20	100,000	111,337
Entergy Arkansas
3.05% 6/1/23	100,000	102,292
3.70% 6/1/24	200,000	214,536
Entergy Louisiana 4.05% 9/1/23	150,000	164,961
Entergy Mississippi 3.10% 7/1/23	100,000	102,307
Entergy Texas 7.125% 2/1/19	200,000	238,139
Eversource Energy
1.45% 5/1/18	250,000	248,458
3.15% 1/15/25	100,000	101,199
4.50% 11/15/19	110,000	121,384
FirstEnergy Solutions 6.80% 8/15/39	150,000	160,563

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Florida Power & Light
3.80% 12/15/42	100,000	$104,682
4.05% 6/1/42	150,000	163,179
5.69% 3/1/40	50,000	66,955
5.85% 5/1/37	100,000	134,557
5.95% 2/1/38	200,000	272,962
5.96% 4/1/39	100,000	137,831
6.20% 6/1/36	200,000	278,977
Georgia Power
4.25% 12/1/19	80,000	88,484
4.30% 3/15/42	200,000	217,359
4.30% 3/15/43	100,000	108,681
4.75% 9/1/40	100,000	114,265
5.95% 2/1/39	100,000	132,108
Great Plains Energy 4.85% 6/1/21	50,000	55,994
Hydro-Quebec
1.375% 6/19/17	100,000	101,010
2.00% 6/30/16	300,000	305,359
8.05% 7/7/24	250,000	355,873
8.50% 12/1/29	115,000	181,946
Iberdrola International 6.75% 7/15/36	100,000	131,854
Indiana Michigan Power 7.00% 3/15/19	100,000	119,252
Interstate Power & Light 6.25% 7/15/39	130,000	186,021
ITC Holdings 3.65% 6/15/24	75,000	77,884
Jersey Central Power & Light 7.35% 2/1/19	100,000	118,288
Kansas City Power & Light 6.375% 3/1/18	200,000	227,371
Kentucky Utilities
3.25% 11/1/20	100,000	105,361
4.65% 11/15/43	150,000	178,036
5.125% 11/1/40	100,000	125,282
MidAmerican Energy
2.40% 3/15/19	250,000	257,121
4.40% 10/15/44	100,000	113,812
4.80% 9/15/43	250,000	299,443
5.30% 3/15/18	100,000	111,161
5.75% 11/1/35	25,000	33,140
5.95% 7/15/17	200,000	221,215
Nevada Power
5.45% 5/15/41	60,000	76,729
6.50% 8/1/18	50,000	57,895
6.75% 7/1/37	100,000	143,755
7.125% 3/15/19	100,000	119,809
NextEra Energy Capital Holdings
2.40% 9/15/19	500,000	506,395
3.625% 6/15/23	100,000	104,846
4.50% 6/1/21	100,000	110,555
6.00% 3/1/19	200,000	229,088
Northern States Power
2.60% 5/15/23	100,000	101,065

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Northern States Power (continued)
5.25% 3/1/18	100,000	$111,330
5.35% 11/1/39	40,000	52,101
6.20% 7/1/37	100,000	139,903
NorthWestern 4.176% 11/15/44	150,000	163,821
Ohio Edison
6.875% 7/15/36	100,000	132,898
8.25% 10/15/38	600,000	984,665
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	173,758
5.25% 5/15/41	100,000	124,000
Oncor Electric Delivery
#144A 2.95% 4/1/25	100,000	101,174
#144A 3.75% 4/1/45	100,000	100,658
4.10% 6/1/22	100,000	109,839
4.55% 12/1/41	150,000	169,877
5.30% 6/1/42	200,000	252,777
6.80% 9/1/18	100,000	116,865
7.00% 9/1/22	100,000	128,294
7.00% 5/1/32	50,000	70,953
Pacific Gas & Electric
3.25% 9/15/21	200,000	210,072
3.25% 6/15/23	250,000	258,841
3.40% 8/15/24	150,000	156,678
5.125% 11/15/43	200,000	241,874
6.05% 3/1/34	500,000	655,243
6.25% 3/1/39	300,000	404,763
8.25% 10/15/18	200,000	244,414
PacifiCorp
2.95% 6/1/23	100,000	102,820
4.10% 2/1/42	100,000	108,309
5.75% 4/1/37	100,000	131,318
6.00% 1/15/39	100,000	135,317
6.35% 7/15/38	25,000	34,821
7.70% 11/15/31	100,000	150,949
PECO Energy
5.35% 3/1/18	200,000	223,089
5.95% 10/1/36	100,000	132,827
Portland General Electric 6.10% 4/15/19	100,000	115,833
Potomac Electric Power 7.90% 12/15/38	100,000	163,484
PPL Capital Funding
3.40% 6/1/23	200,000	207,737
3.50% 12/1/22	100,000	104,409
3.95% 3/15/24	200,000	216,282
4.20% 6/15/22	150,000	163,647
PPL Electric Utilities
3.00% 9/15/21	100,000	104,371
4.125% 6/15/44	100,000	110,523
6.25% 5/15/39	30,000	42,324

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Progress Energy
6.00% 12/1/39	50,000	$66,549
7.05% 3/15/19	100,000	119,434
7.75% 3/1/31	150,000	217,650
Public Service Electric & Gas
2.375% 5/15/23	200,000	196,666
3.05% 11/15/24	100,000	103,078
3.50% 8/15/20	150,000	160,475
3.75% 3/15/24	150,000	164,382
5.30% 5/1/18	50,000	55,846
5.50% 3/1/40	100,000	130,807
Public Service of Colorado
3.20% 11/15/20	100,000	106,552
3.95% 3/15/43	250,000	272,138
5.125% 6/1/19	135,000	153,787
6.25% 9/1/37	100,000	143,175
Public Service of Oklahoma 5.15% 12/1/19	75,000	84,769
Sierra Pacific Power 6.00% 5/15/16	100,000	105,847
South Carolina Electric & Gas
5.25% 11/1/18	80,000	90,538
6.05% 1/15/38	225,000	299,472
Southern
1.95% 9/1/16	300,000	304,754
2.15% 9/1/19	300,000	302,000
2.45% 9/1/18	90,000	92,844
Southern California Edison
3.50% 10/1/23	150,000	160,407
3.875% 6/1/21	70,000	76,879
3.90% 3/15/43	100,000	105,196
4.05% 3/15/42	300,000	322,974
4.50% 9/1/40	100,000	113,933
4.65% 10/1/43	100,000	118,345
5.55% 1/15/36	59,000	76,610
5.95% 2/1/38	25,000	33,647
6.00% 1/15/34	200,000	268,263
6.05% 3/15/39	170,000	230,498
6.65% 4/1/29	100,000	134,707
Southwestern Electric Power
3.90% 4/1/45	300,000	297,982
6.20% 3/15/40	200,000	266,982
Tampa Electric
2.60% 9/15/22	100,000	98,835
4.10% 6/15/42	100,000	108,472
4.35% 5/15/44	50,000	56,113
6.10% 5/15/18	50,000	56,999
TECO Finance 6.572% 11/1/17	100,000	110,583
Union Electric
3.50% 4/15/24	100,000	107,455
3.65% 4/15/45	100,000	107,780
3.90% 9/15/42	250,000	267,388
8.45% 3/15/39	80,000	140,988

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Virginia Electric & Power
2.75% 3/15/23	100,000	$101,326
4.45% 2/15/44	625,000	706,083
4.65% 8/15/43	150,000	175,084
5.00% 6/30/19	200,000	225,265
5.95% 9/15/17	100,000	111,245
6.00% 5/15/37	25,000	33,706
6.35% 11/30/37	100,000	141,105
8.875% 11/15/38	100,000	167,776
Westar Energy 4.10% 4/1/43	300,000	322,811
Western Massachusetts Electric 3.50% 9/15/21	150,000	159,787
Wisconsin Electric Power
1.70% 6/15/18	250,000	251,872
2.95% 9/15/21	100,000	104,326
4.25% 12/15/19	25,000	27,434
Wisconsin Power & Light 4.10% 10/15/44	125,000	135,986
Wisconsin Public Service 4.752% 11/1/44	200,000	240,750
Xcel Energy
0.75% 5/9/16	200,000	200,099
4.70% 5/15/20	100,000	112,083
6.50% 7/1/36	100,000	140,321

		38,783,520

Electrical Equipment–0.02%
Emerson Electric
4.25% 11/15/20	50,000	55,982
5.25% 10/15/18	225,000	252,871
5.25% 11/15/39	50,000	61,951
Rockwell Automation 6.25% 12/1/37	100,000	133,973
Roper Industries 6.25% 9/1/19	100,000	115,955

		620,732

Electronic Equipment, Instruments & Components–0.04%
Amphenol 2.55% 1/30/19	150,000	152,889
Arrow Electronics
3.00% 3/1/18	100,000	102,666
3.50% 4/1/22	100,000	100,385
6.00% 4/1/20	50,000	57,049
Avnet 4.875% 12/1/22	100,000	107,735
Corning
4.25% 8/15/20	65,000	71,837
4.75% 3/15/42	250,000	273,829
5.75% 8/15/40	25,000	30,416
6.625% 5/15/19	20,000	23,640
Tech Data 3.75% 9/21/17	100,000	103,099

		1,023,545

Energy Equipment & Services–0.24%
Baker Hughes
5.125% 9/15/40	200,000	228,629

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Baker Hughes (continued)
6.875% 1/15/29	100,000	$128,873
Cameron International
1.15% 12/15/16	63,000	62,566
4.00% 12/15/23	100,000	103,299
5.125% 12/15/43	56,000	55,346
5.95% 6/1/41	100,000	111,214
6.375% 7/15/18	100,000	112,166
Diamond Offshore Drilling
3.45% 11/1/23	125,000	120,278
5.70% 10/15/39	100,000	92,633
5.875% 5/1/19	40,000	44,623
Ensco
4.50% 10/1/24	400,000	388,440
4.70% 3/15/21	350,000	354,210
5.75% 10/1/44	100,000	97,189
FMC Technologies 3.45% 10/1/22	100,000	98,479
Halliburton
2.00% 8/1/18	250,000	252,439
3.25% 11/15/21	200,000	208,640
4.75% 8/1/43	200,000	219,215
5.90% 9/15/18	50,000	56,924
6.15% 9/15/19	250,000	294,013
7.45% 9/15/39	200,000	286,791
Nabors Industries
4.625% 9/15/21	150,000	144,556
5.10% 9/15/23	500,000	479,639
6.15% 2/15/18	100,000	106,866
9.25% 1/15/19	150,000	174,448
National Oilwell Varco
2.60% 12/1/22	200,000	196,861
3.95% 12/1/42	150,000	142,637
Oceaneering International 4.65% 11/15/24	100,000	101,294
Rowan
4.75% 1/15/24	75,000	71,099
4.875% 6/1/22	100,000	96,257
5.40% 12/1/42	175,000	144,001
7.875% 8/1/19	65,000	72,555
Schlumberger Investment 3.65% 12/1/23	504,000	537,735
Transocean 7.35% 12/15/41	55,000	42,281
Weatherford International
4.50% 4/15/22	100,000	91,533
5.95% 4/15/42	100,000	88,173
6.00% 3/15/18	150,000	157,777
6.75% 9/15/40	100,000	94,077
7.00% 3/15/38	150,000	142,412
9.625% 3/1/19	100,000	114,655
9.875% 3/1/39	50,000	58,631

		6,373,454

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing–0.50%
Costco Wholesale 5.50% 3/15/17	450,000	$491,195
CVS Health
2.25% 8/12/19	250,000	254,117
2.75% 12/1/22	200,000	201,280
4.00% 12/5/23	600,000	651,566
4.125% 5/15/21	100,000	110,041
4.75% 5/18/20	100,000	113,155
5.75% 6/1/17	150,000	164,803
5.75% 5/15/41	150,000	192,187
6.25% 6/1/27	130,000	165,517
Delhaize America 9.00% 4/15/31	125,000	171,726
Delhaize Group 5.70% 10/1/40	500,000	554,482
Kroger
1.20% 10/17/16	93,000	93,298
2.20% 1/15/17	100,000	101,747
2.30% 1/15/19	250,000	253,855
3.30% 1/15/21	250,000	259,998
3.40% 4/15/22	50,000	51,734
5.00% 4/15/42	100,000	114,234
6.90% 4/15/38	100,000	136,976
7.50% 4/1/31	250,000	341,683
Sysco
3.00% 10/2/21	755,000	780,237
4.35% 10/2/34	65,000	68,420
5.375% 3/17/19	100,000	113,384
6.625% 3/17/39	50,000	70,824
Walgreen
1.80% 9/15/17	100,000	101,091
3.10% 9/15/22	150,000	151,349
5.25% 1/15/19	150,000	168,341
Walgreens Boots Alliance
1.75% 11/17/17	600,000	605,837
3.80% 11/18/24	700,000	725,191
4.80% 11/18/44	500,000	541,854
Wal-Mart Stores
0.60% 4/11/16	600,000	601,346
1.125% 4/11/18	700,000	701,164
2.55% 4/11/23	300,000	302,660
2.80% 4/15/16	400,000	409,797
3.25% 10/25/20	300,000	321,731
3.625% 7/8/20	100,000	108,970
4.00% 4/11/43	325,000	345,618
4.125% 2/1/19	100,000	109,827
4.875% 7/8/40	300,000	354,041
5.00% 10/25/40	200,000	240,369
5.25% 9/1/35	300,000	371,919
5.625% 4/15/41	250,000	325,068
5.80% 2/15/18	200,000	226,444
5.875% 4/5/27	100,000	130,922
6.20% 4/15/38	300,000	409,925

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Wal-Mart Stores(continued)
6.50% 8/15/37	350,000	$490,599
7.55% 2/15/30	200,000	302,407

		13,502,929

Food Products–0.31%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	104,352
4.479% 3/1/21	235,000	263,843
5.375% 9/15/35	100,000	123,817
5.45% 3/15/18	100,000	112,127
Bunge Limited Finance 8.50% 6/15/19	135,000	166,655
Campbell Soup
2.50% 8/2/22	61,000	59,620
3.05% 7/15/17	100,000	103,700
4.25% 4/15/21	250,000	273,643
4.50% 2/15/19	35,000	38,152
ConAgra Foods
1.90% 1/25/18	250,000	250,482
3.20% 1/25/23	250,000	246,519
4.65% 1/25/43	125,000	125,893
5.819% 6/15/17	50,000	54,435
6.625% 8/15/39	50,000	63,329
7.00% 4/15/19	100,000	117,017
8.25% 9/15/30	100,000	142,712
General Mills
2.20% 10/21/19	300,000	302,840
3.15% 12/15/21	200,000	207,507
3.65% 2/15/24	111,000	116,746
5.40% 6/15/40	45,000	53,630
5.65% 2/15/19	100,000	113,811
5.70% 2/15/17	100,000	108,433
Hershey 4.125% 12/1/20	200,000	220,463
Ingredion 1.80% 9/25/17	100,000	100,052
Kellogg
1.75% 5/17/17	150,000	151,601
3.125% 5/17/22	150,000	152,547
3.25% 5/21/18	135,000	141,325
4.00% 12/15/20	64,000	69,379
7.45% 4/1/31	100,000	135,259
Kraft Foods Group
2.25% 6/5/17	150,000	152,790
3.50% 6/6/22	150,000	155,445
5.00% 6/4/42	250,000	277,725
5.375% 2/10/20	250,000	284,558
6.125% 8/23/18	650,000	738,604
6.50% 2/9/40	150,000	194,898
McCormick
3.50% 9/1/23	107,000	114,057
3.90% 7/15/21	50,000	54,948
Mead Johnson Nutrition
4.90% 11/1/19	100,000	110,941

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Mead Johnson Nutrition (continued)
5.90% 11/1/39	50,000	$61,509
Mondelez International 6.125% 2/1/18	150,000	168,463
Smucker (J.M.)
#144A 1.75% 3/15/18	60,000	60,346
#144A 2.50% 3/15/20	100,000	101,459
#144A 3.00% 3/15/22	150,000	152,490
#144A 3.50% 3/15/25	150,000	154,525
#144A 4.25% 3/15/35	100,000	103,925
#144A 4.375% 3/15/45	50,000	52,329
Tyson Foods
3.95% 8/15/24	240,000	254,042
4.50% 6/15/22	200,000	220,992
Unilever Capital
2.20% 3/6/19	250,000	255,613
4.25% 2/10/21	200,000	224,738
4.80% 2/15/19	100,000	111,969
5.90% 11/15/32	133,000	186,279

		8,312,534

Gas Utilities–0.11%
AGL Capital
4.40% 6/1/43	100,000	108,886
5.25% 8/15/19	100,000	112,629
5.875% 3/15/41	70,000	91,973
Atmos Energy
4.125% 10/15/44	150,000	160,735
8.50% 3/15/19	100,000	124,325
CenterPoint Energy 5.95% 2/1/17	100,000	108,512
CenterPoint Energy Resources
4.50% 1/15/21	65,000	72,652
5.85% 1/15/41	115,000	144,412
6.00% 5/15/18	100,000	113,007
Laclede Group 4.70% 8/15/44	100,000	109,580
National Fuel Gas
3.75% 3/1/23	156,000	156,473
8.75% 5/1/19	115,000	139,728
One Gas
3.61% 2/1/24	100,000	107,270
4.658% 2/1/44	50,000	58,019
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	55,734
7.00% 6/15/18	300,000	341,318
Piedmont Natural Gas 4.65% 8/1/43	50,000	60,087
Southern California Gas
3.15% 9/15/24	100,000	104,201
4.45% 3/15/44	150,000	173,892
5.75% 11/15/35	100,000	130,778
Southern Natural Gas
4.40% 6/15/21	300,000	313,703
#144A 5.90% 4/1/17	25,000	26,890
8.00% 3/1/32	100,000	124,695

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Gas Utilities (continued)
Southwest Gas 4.875% 10/1/43	100,000	$120,056

		3,059,555

Health Care Equipment & Supplies–0.39%
Bard (C.R.) 4.40% 1/15/21	65,000	71,502
Baxter International
0.95% 6/1/16	250,000	250,477
3.20% 6/15/23	225,000	228,489
3.65% 8/15/42	100,000	96,249
4.50% 8/15/19	250,000	277,381
6.25% 12/1/37	50,000	66,986
Becton Dickinson
1.75% 11/8/16	200,000	202,266
2.675% 12/15/19	145,000	148,268
3.125% 11/8/21	200,000	205,746
3.25% 11/12/20	100,000	104,125
3.734% 12/15/24	350,000	367,040
5.00% 11/12/40	35,000	39,822
6.00% 5/15/39	100,000	127,953
Boston Scientific
2.65% 10/1/18	125,000	126,481
6.00% 1/15/20	100,000	115,222
6.40% 6/15/16	100,000	105,967
7.375% 1/15/40	201,000	273,219
CareFusion
3.30% 3/1/23	100,000	101,223
4.875% 5/15/44	100,000	111,293
6.375% 8/1/19	150,000	175,539
Covidien International Finance
2.95% 6/15/23	100,000	101,710
3.20% 6/15/22	150,000	156,023
4.20% 6/15/20	100,000	110,457
6.00% 10/15/17	25,000	27,897
6.55% 10/15/37	100,000	141,117
DENTSPLY International 2.75% 8/15/16	55,000	56,077
Edwards Lifesciences 2.875% 10/15/18	150,000	154,713
Medtronic
1.375% 4/1/18	125,000	125,132
#144A 1.50% 3/15/18	115,000	115,549
#144A 2.50% 3/15/20	135,000	138,085
2.75% 4/1/23	1,125,000	1,128,592
3.125% 3/15/22	150,000	155,766
#144A 3.50% 3/15/25	975,000	1,020,541
3.625% 3/15/24	500,000	531,467
4.00% 4/1/43	350,000	363,498
#144A 4.375% 3/15/35	150,000	163,448
4.50% 3/15/42	100,000	109,784
#144A 4.625% 3/15/45	590,000	670,457
5.55% 3/15/40	100,000	124,989
5.60% 3/15/19	200,000	229,461
St. Jude Medical 3.25% 4/15/23	200,000	204,926

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Stryker
1.30% 4/1/18	100,000	$99,945
2.00% 9/30/16	45,000	45,743
3.375% 5/15/24	150,000	154,416
4.375% 1/15/20	100,000	110,099
4.375% 5/15/44	100,000	105,414
Zimmer Holdings
2.70% 4/1/20	250,000	253,661
3.15% 4/1/22	250,000	253,258
3.55% 4/1/25	180,000	183,960
4.25% 8/15/35	105,000	108,526
4.45% 8/15/45	155,000	160,933
5.75% 11/30/39	100,000	119,954

		10,620,846

Health Care Providers & Services–0.48%
Aetna
1.75% 5/15/17	100,000	101,333
2.20% 3/15/19	300,000	303,437
2.75% 11/15/22	150,000	150,456
4.50% 5/15/42	100,000	111,413
6.625% 6/15/36	100,000	135,461
6.75% 12/15/37	100,000	140,130
AmerisourceBergen
3.40% 5/15/24	250,000	257,057
4.875% 11/15/19	200,000	223,234
Anthem
2.30% 7/15/18	250,000	253,845
3.125% 5/15/22	250,000	253,839
3.50% 8/15/24	250,000	256,797
4.35% 8/15/20	100,000	110,516
4.625% 5/15/42	100,000	108,827
4.65% 1/15/43	125,000	136,038
4.65% 8/15/44	100,000	110,550
5.85% 1/15/36	125,000	152,537
5.875% 6/15/17	50,000	54,722
6.375% 6/15/37	100,000	130,443
7.00% 2/15/19	400,000	472,071
Cardinal Health
3.20% 3/15/23	100,000	102,155
3.50% 11/15/24	300,000	310,692
4.625% 12/15/20	100,000	111,824
Children’s Hospital Medical Center 4.268% 5/15/44	50,000	53,379
Cigna
2.75% 11/15/16	100,000	103,093
5.375% 2/15/42	400,000	497,113
5.875% 3/15/41	200,000	263,762
7.875% 5/15/27	25,000	34,800
Coventry Health Care 5.45% 6/15/21	80,000	93,357
Dignity Health 3.812% 11/1/24	200,000	210,207

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Express Scripts Holding
2.65% 2/15/17	200,000	$204,962
3.125% 5/15/16	200,000	204,922
3.90% 2/15/22	450,000	478,535
4.75% 11/15/21	200,000	225,344
6.125% 11/15/41	300,000	381,025
Howard Hughes Medical Institute 3.50% 9/1/23	150,000	159,846
Humana
3.15% 12/1/22	100,000	100,795
4.625% 12/1/42	175,000	182,949
7.20% 6/15/18	100,000	116,203
Kaiser Foundation Hospitals
3.50% 4/1/22	50,000	51,251
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	254,620
4.625% 11/15/20	150,000	165,093
4.70% 2/1/45	500,000	516,717
McKesson
2.284% 3/15/19	250,000	253,040
2.70% 12/15/22	400,000	397,810
4.75% 3/1/21	300,000	335,250
4.883% 3/15/44	125,000	144,034
Medco Health Solutions 7.125% 3/15/18	225,000	259,183
Memorial Sloan-Kettering Cancer Center 4.20% 7/1/55	127,000	129,281
New York and Presbyterian Hospital 4.024% 8/1/45	75,000	75,995
Owens & Minor 3.875% 9/15/21	50,000	52,378
Quest Diagnostics
2.70% 4/1/19	150,000	152,757
3.20% 4/1/16	200,000	204,598
4.75% 1/30/20	60,000	65,836
5.75% 1/30/40	59,000	66,764
UnitedHealth Group
1.875% 11/15/16	500,000	508,538
2.75% 2/15/23	107,000	108,218
2.875% 12/15/21	400,000	411,004
2.875% 3/15/23	250,000	256,363
4.25% 3/15/43	100,000	108,461
4.375% 3/15/42	100,000	110,543
4.625% 11/15/41	200,000	226,685
4.70% 2/15/21	100,000	114,023
6.00% 2/15/18	200,000	226,476
6.50% 6/15/37	150,000	211,664
6.625% 11/15/37	100,000	143,110
6.875% 2/15/38	100,000	144,467

		12,991,828

Hotels, Restaurants & Leisure–0.13%
Brinker International 3.875% 5/15/23	100,000	100,210
Carnival 3.95% 10/15/20	133,000	141,546

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Darden Restaurants 7.05% 10/15/37	84,000	$106,937
Hyatt Hotels 3.875% 8/15/16	100,000	103,623
Marriott International
3.375% 10/15/20	208,000	218,095
6.375% 6/15/17	100,000	110,096
McDonald’s
1.875% 5/29/19	250,000	252,931
2.625% 1/15/22	100,000	101,308
3.25% 6/10/24	300,000	311,611
3.625% 5/20/21	100,000	108,146
3.625% 5/1/43	100,000	98,810
5.80% 10/15/17	300,000	334,745
6.30% 3/1/38	50,000	66,117
Starbucks
3.85% 10/1/23	100,000	109,300
6.25% 8/15/17	100,000	111,723
Starwood Hotels & Resorts Worldwide 3.125% 2/15/23	211,000	209,552
Wyndham Worldwide 4.25% 3/1/22	300,000	313,540
Yum Brands
3.75% 11/1/21	65,000	68,494
3.875% 11/1/23	250,000	260,309
5.30% 9/15/19	150,000	167,420
5.35% 11/1/43	100,000	111,188

		3,405,701

Household Durables–0.14%
Church & Dwight 2.45% 12/15/19	100,000	101,349
Clorox
3.50% 12/15/24	150,000	152,975
5.95% 10/15/17	100,000	111,344
Energizer Holdings 4.70% 5/19/21	100,000	105,874
Kimberly-Clark
1.90% 5/22/19	250,000	252,774
3.875% 3/1/21	45,000	49,700
6.125% 8/1/17	200,000	223,450
6.625% 8/1/37	100,000	142,183
7.50% 11/1/18	100,000	120,316
Leggett & Platt 3.40% 8/15/22	50,000	50,745
Procter & Gamble
1.60% 11/15/18	200,000	202,769
1.90% 11/1/19	200,000	202,847
2.30% 2/6/22	250,000	253,410
3.10% 8/15/23	200,000	210,787
4.70% 2/15/19	200,000	223,910
5.50% 2/1/34	100,000	130,930
5.55% 3/5/37	200,000	265,742
Tupperware Brands 4.75% 6/1/21	100,000	108,303
Whirlpool
3.70% 3/1/23	650,000	671,661
4.70% 6/1/22	100,000	110,499

		3,691,568

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group 5.15% 12/1/20	200,000	$226,195
Exelon Generation
2.95% 1/15/20	200,000	203,600
4.25% 6/15/22	250,000	264,195
5.60% 6/15/42	292,000	335,366
6.20% 10/1/17	25,000	27,709
6.25% 10/1/39	100,000	121,354
Oglethorpe Power
4.55% 6/1/44	100,000	109,169
5.95% 11/1/39	100,000	129,428
PSEG Power
4.15% 9/15/21	250,000	267,709
5.125% 4/15/20	60,000	67,331
Southern Power 5.25% 7/15/43	120,000	140,435
TransAlta 6.50% 3/15/40	250,000	254,211

		2,146,702

Industrial Conglomerates–0.18%
3M
1.00% 6/26/17	100,000	100,278
1.375% 9/29/16	250,000	253,290
2.00% 6/26/22	500,000	494,861
3.875% 6/15/44	150,000	160,849
5.70% 3/15/37	100,000	133,435
6.375% 2/15/28	25,000	33,709
Danaher
2.30% 6/23/16	100,000	102,176
3.90% 6/23/21	100,000	109,921
5.625% 1/15/18	100,000	111,833
General Electric
2.70% 10/9/22	1,150,000	1,171,650
4.125% 10/9/42	311,000	329,618
5.25% 12/6/17	550,000	607,366
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	104,768
5.00% 3/15/42	100,000	112,597
5.75% 3/11/18	300,000	335,512
6.875% 3/11/38	50,000	67,637
Tyco Electronics Group
2.35% 8/1/19	75,000	75,875
2.375% 12/17/18	60,000	61,183
3.50% 2/3/22	150,000	156,723
6.55% 10/1/17	100,000	112,178
Tyco International Finance
8.50% 1/15/19	100,000	121,693

		4,757,152

Insurance–0.87%
ACE INA Holdings
2.70% 3/13/23	100,000	99,969

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
ACE INA Holdings (continued)
4.15% 3/13/43	100,000	$108,280
5.70% 2/15/17	50,000	54,338
5.90% 6/15/19	125,000	144,288
Aflac
6.45% 8/15/40	100,000	132,556
6.90% 12/17/39	530,000	742,093
8.50% 5/15/19	200,000	252,764
Alleghany
4.90% 9/15/44	95,000	100,468
4.95% 6/27/22	100,000	110,971
Allied World Assurance 7.50% 8/1/16	200,000	215,944
Allstate
4.50% 6/15/43	100,000	114,243
5.55% 5/9/35	150,000	191,739
•5.75% 8/15/53	225,000	245,391
7.45% 5/16/19	100,000	121,545
American Financial Group 9.875% 6/15/19	100,000	127,963
American International Group 2.30% 7/16/19	350,000	355,551
4.50% 7/16/44	500,000	538,951
4.875% 6/1/22	500,000	569,097
5.85% 1/16/18	300,000	335,359
6.25% 5/1/36	100,000	130,753
6.40% 12/15/20	200,000	242,560
•8.175% 5/15/58	500,000	711,525
Aon
3.125% 5/27/16	100,000	102,581
3.50% 6/14/24	100,000	103,068
4.00% 11/27/23	150,000	160,432
4.45% 5/24/43	100,000	104,281
5.00% 9/30/20	100,000	112,736
Arch Capital Group US 5.144% 11/1/43	105,000	116,472
Aspen Insurance Holdings 4.65% 11/15/23	100,000	105,967
Assurant 2.50% 3/15/18	150,000	152,719
Assured Guaranty US Holdings 5.00% 7/1/24	100,000	107,140
AXA 8.60% 12/15/30	200,000	279,500
Axis Specialty Finance 5.875% 6/1/20	100,000	115,204
Berkley (W.R.) 7.375% 9/15/19	100,000	120,309
Berkshire Hathaway
1.90% 1/31/17	300,000	306,093
2.10% 8/14/19	200,000	204,769
3.00% 2/11/23	100,000	104,017
3.40% 1/31/22	300,000	321,679
4.50% 2/11/43	250,000	282,766
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	150,530
1.60% 5/15/17	150,000	152,333
3.00% 5/15/22	100,000	104,169

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance (continued)
4.25% 1/15/21	100,000	$112,211
4.30% 5/15/43	100,000	109,440
4.40% 5/15/42	100,000	110,576
5.40% 5/15/18	50,000	56,341
5.75% 1/15/40	100,000	131,436
Chubb
5.75% 5/15/18	100,000	113,189
6.00% 5/11/37	100,000	134,447
•6.375% 3/29/67	100,000	106,500
Cincinnati Financial 6.92% 5/15/28	100,000	130,409
CNA Financial
3.95% 5/15/24	125,000	129,792
5.75% 8/15/21	30,000	34,667
7.35% 11/15/19	120,000	144,637
Delphi Financial Group 7.875% 1/31/20	25,000	30,177
Everest Reinsurance Holdings 4.868% 6/1/44	100,000	105,462
Fidelity National Financial 6.60% 5/15/17	100,000	109,314
First American Financial 4.60% 11/15/24	100,000	104,709
Hartford Financial Services Group
4.30% 4/15/43	43,000	45,814
5.125% 4/15/22	100,000	114,122
5.50% 3/30/20	100,000	114,937
5.95% 10/15/36	250,000	319,135
6.10% 10/1/41	50,000	65,546
6.625% 3/30/40	100,000	134,575
HCC Insurance Holdings 6.30% 11/15/19	50,000	58,166
Kemper 4.35% 2/15/25	100,000	102,536
ßLincoln National 4.00% 9/1/23	500,000	529,475
Loews
4.125% 5/15/43	500,000	495,187
6.00% 2/1/35	100,000	123,844
Markel 7.125% 9/30/19	100,000	119,842
Marsh & McLennan
2.35% 3/6/20	150,000	151,020
2.55% 10/15/18	100,000	102,777
3.50% 3/10/25	150,000	154,298
4.80% 7/15/21	100,000	112,959
MetLife
3.00% 3/1/25	150,000	150,520
4.05% 3/1/45	150,000	155,751
4.368% 9/15/23	367,000	408,251
4.75% 2/8/21	200,000	226,390
4.875% 11/13/43	200,000	231,402
5.70% 6/15/35	50,000	63,607
5.875% 2/6/41	100,000	130,340
6.375% 6/15/34	100,000	135,460
6.40% 12/15/36	100,000	119,000

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
MetLife (continued)
6.50% 12/15/32	100,000	$135,112
6.75% 6/1/16	200,000	213,516
6.817% 8/15/18	400,000	466,544
7.717% 2/15/19	200,000	242,724
10.75% 8/1/39	150,000	252,675
Montpelier Re Holdings 4.70% 10/15/22	100,000	105,612
Old Republic International 4.875% 10/1/24	100,000	106,567
OneBeacon US Holdings 4.60% 11/9/22	100,000	104,865
PartnerRe Finance B 5.50% 6/1/20	100,000	114,088
Primerica 4.75% 7/15/22	100,000	111,052
Principal Financial Group
1.85% 11/15/17	250,000	252,331
8.875% 5/15/19	100,000	125,957
ProAssurance 5.30% 11/15/23	100,000	110,889
Progressive
3.75% 8/23/21	100,000	108,679
4.35% 4/25/44	250,000	277,191
Protective Life
7.375% 10/15/19	50,000	60,275
8.45% 10/15/39	25,000	38,102
Prudential Financial
2.30% 8/15/18	250,000	255,460
5.10% 8/15/43	250,000	281,987
•5.20% 3/15/44	100,000	102,175
5.70% 12/14/36	350,000	418,179
•5.875% 9/15/42	250,000	272,813
5.90% 3/17/36	250,000	308,286
6.00% 12/1/17	200,000	223,404
6.625% 12/1/37	400,000	532,810
6.625% 6/21/40	200,000	271,565
Reinsurance Group of America
4.70% 9/15/23	150,000	164,154
6.45% 11/15/19	90,000	105,309
Swiss Re Solutions Holding 7.00% 2/15/26	100,000	129,264
Symetra Financial 4.25% 7/15/24	50,000	52,323
Torchmark
6.375% 6/15/16	100,000	106,337
9.25% 6/15/19	25,000	31,769
Transatlantic Holdings 8.00% 11/30/39	100,000	141,804
Travelers
3.90% 11/1/20	100,000	109,101
4.60% 8/1/43	250,000	291,532
5.80% 5/15/18	250,000	282,534
5.90% 6/2/19	100,000	116,480
6.25% 6/15/37	100,000	138,113
6.75% 6/20/36	100,000	144,010
Trinity Acquisition 6.125% 8/15/43	100,000	118,427
Unum Group 7.125% 9/30/16	200,000	216,894

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Voya Financial
2.90% 2/15/18	100,000	$103,251
5.50% 7/15/22	100,000	115,736
5.70% 7/15/43	100,000	123,468
XLIT
2.30% 12/15/18	100,000	101,668
5.25% 12/15/43	200,000	234,134
5.75% 10/1/21	100,000	117,959

		23,318,499

Internet & Catalog Retail–0.06%
Amazon.com
1.20% 11/29/17	800,000	800,653
3.80% 12/5/24	500,000	526,537
Expedia
4.50% 8/15/24	200,000	202,519
5.95% 8/15/20	100,000	113,019

		1,642,728

Internet Software & Services–0.10%
Alibaba Group Holding
#144A 2.50% 11/28/19	500,000	500,717
#144A 3.60% 11/28/24	633,000	636,302
Baidu
3.25% 8/6/18	200,000	207,505
3.50% 11/28/22	200,000	203,726
eBay
2.60% 7/15/22	250,000	239,317
2.875% 8/1/21	350,000	351,454
3.25% 10/15/20	100,000	103,553
Google
2.125% 5/19/16	200,000	203,919
3.375% 2/25/24	200,000	212,563
3.625% 5/19/21	100,000	109,004

		2,768,060

IT Services–0.19%
Broadridge Financial Solutions
3.95% 9/1/20	100,000	106,163
Computer Sciences 6.50% 3/15/18	150,000	165,895
Fidelity National Information Services
2.00% 4/15/18	43,000	43,241
3.50% 4/15/23	311,000	312,604
3.875% 6/5/24	100,000	103,049
Fiserv
3.125% 6/15/16	100,000	102,595
3.50% 10/1/22	150,000	154,808
4.625% 10/1/20	100,000	110,614
HP Enterprise Services 7.45% 10/15/29	25,000	31,737
International Business Machines
0.45% 5/6/16	150,000	149,977
1.125% 2/6/18	100,000	99,795
1.25% 2/6/17	350,000	353,473

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services (continued)
International Business Machines (continued)
1.25% 2/8/18	250,000	$250,983
1.625% 5/15/20	150,000	148,168
1.875% 8/1/22	600,000	571,779
1.95% 7/22/16	300,000	305,550
1.95% 2/12/19	200,000	203,047
2.90% 11/1/21	150,000	156,516
4.00% 6/20/42	200,000	201,871
5.60% 11/30/39	210,000	259,565
5.70% 9/14/17	300,000	333,435
5.875% 11/29/32	120,000	152,994
7.625% 10/15/18	300,000	362,469
Total System Services 3.75% 6/1/23	125,000	124,959
Western Union
2.875% 12/10/17	150,000	155,143
3.65% 8/22/18	100,000	105,098
5.253% 4/1/20	107,000	119,031

		5,184,559

Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	76,466
5.10% 5/15/44	65,000	69,455
6.35% 3/15/40	65,000	77,287
Mattel
2.35% 5/6/19	200,000	199,675
6.20% 10/1/40	100,000	119,407

		542,290

Life Sciences Tools & Services–0.09%
Agilent Technologies
3.875% 7/15/23	150,000	154,072
5.00% 7/15/20	100,000	109,175
#Keysight Technologies 144A 4.55% 10/30/24	250,000	252,381
Life Technologies 6.00% 3/1/20	150,000	173,421
Thermo Fisher Scientific
3.30% 2/15/22	650,000	667,509
3.60% 8/15/21	100,000	104,529
4.15% 2/1/24	500,000	540,857
4.50% 3/1/21	240,000	262,868
4.70% 5/1/20	100,000	110,212
Trimble Navigation 4.75% 12/1/24	100,000	105,634

		2,480,658

Machinery–0.27%
Caterpillar
1.50% 6/26/17	100,000	101,153
2.60% 6/26/22	50,000	50,145
3.803% 8/15/42	168,000	171,150
3.90% 5/27/21	150,000	165,326
4.75% 5/15/64	50,000	55,082

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Caterpillar (continued)
5.70% 8/15/16	125,000	$133,621
6.05% 8/15/36	200,000	260,775
7.90% 12/15/18	100,000	122,008
Cooper US
3.875% 12/15/20	100,000	108,576
6.10% 7/1/17	100,000	110,547
Crane 4.45% 12/15/23	100,000	107,204
Cummins
3.65% 10/1/23	139,000	149,289
4.875% 10/1/43	64,000	76,121
Deere
2.60% 6/8/22	100,000	100,542
3.90% 6/9/42	150,000	156,790
4.375% 10/16/19	350,000	389,186
5.375% 10/16/29	100,000	123,347
Dover
4.30% 3/1/21	100,000	111,563
5.375% 3/1/41	100,000	123,659
6.60% 3/15/38	25,000	35,566
Eaton
1.50% 11/2/17	200,000	200,886
2.75% 11/2/22	250,000	250,947
4.15% 11/2/42	150,000	155,179
6.95% 3/20/19	50,000	59,392
Flowserve 4.00% 11/15/23	64,000	67,256
Illinois Tool Works
1.95% 3/1/19	300,000	303,878
3.375% 9/15/21	60,000	63,862
3.90% 9/1/42	150,000	155,253
4.875% 9/15/41	100,000	116,933
6.25% 4/1/19	100,000	116,463
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	267,393
5.75% 6/15/43	100,000	122,548
6.875% 8/15/18	250,000	290,726
Joy Global 5.125% 10/15/21	80,000	89,401
Kennametal 2.65% 11/1/19	150,000	150,563
Parker Hannifin
3.30% 11/21/24	60,000	63,068
4.20% 11/21/34	140,000	152,891
6.25% 5/15/38	550,000	754,604
Pentair Finance 5.00% 5/15/21	200,000	221,456
Snap-on 6.125% 9/1/21	50,000	60,343
Stanley Black & Decker
2.90% 11/1/22	150,000	152,718
5.20% 9/1/40	100,000	118,610
5.75% 12/15/53	100,000	108,190
Textron 3.875% 3/1/25	170,000	175,971
#Timken 144A 3.875% 9/1/24	70,000	71,412
Valmont Industries 5.25% 10/1/54	150,000	148,436
Wabtec 4.375% 8/15/23	100,000	107,984

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Xylem 3.55% 9/20/16	100,000	$103,183

		7,301,196

Media–1.04%
21st Century Fox America
3.00% 9/15/22	600,000	608,238
4.50% 2/15/21	150,000	166,365
4.75% 9/15/44	60,000	67,525
5.65% 8/15/20	300,000	348,629
6.15% 3/1/37	30,000	38,866
6.15% 2/15/41	450,000	583,900
6.40% 12/15/35	300,000	395,935
6.65% 11/15/37	175,000	236,767
6.90% 8/15/39	100,000	137,253
8.15% 10/17/36	100,000	149,484
CBS
2.30% 8/15/19	200,000	200,237
3.375% 3/1/22	100,000	101,889
4.85% 7/1/42	150,000	158,750
4.90% 8/15/44	125,000	132,958
7.875% 7/30/30	200,000	278,095
CC Holdings GS V
2.381% 12/15/17	100,000	100,903
3.849% 4/15/23	150,000	152,119
Comcast
3.125% 7/15/22	100,000	103,765
3.375% 2/15/25	125,000	130,885
4.20% 8/15/34	83,000	90,098
4.25% 1/15/33	200,000	215,220
4.65% 7/15/42	24,000	26,860
4.75% 3/1/44	350,000	403,735
5.15% 3/1/20	300,000	345,178
5.70% 5/15/18	200,000	225,845
5.70% 7/1/19	200,000	231,592
6.40% 5/15/38	250,000	339,767
6.45% 3/15/37	200,000	271,718
6.50% 1/15/17	200,000	219,435
6.50% 11/15/35	200,000	272,708
6.95% 8/15/37	250,000	356,267
7.05% 3/15/33	500,000	711,329
DIRECTV Holdings
1.75% 1/15/18	75,000	75,062
3.80% 3/15/22	200,000	207,613
3.95% 1/15/25	225,000	232,282
4.45% 4/1/24	300,000	320,993
4.60% 2/15/21	300,000	328,467
5.00% 3/1/21	200,000	222,897
5.15% 3/15/42	150,000	157,341
5.20% 3/15/20	65,000	73,443
5.875% 10/1/19	40,000	46,123
6.00% 8/15/40	200,000	227,506
6.35% 3/15/40	50,000	59,372

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Discovery Communications
3.30% 5/15/22	150,000	$151,094
4.375% 6/15/21	100,000	108,004
4.875% 4/1/43	100,000	104,897
5.05% 6/1/20	200,000	222,869
5.625% 8/15/19	200,000	227,073
6.35% 6/1/40	150,000	185,937
Disney (Walt)
0.875% 5/30/17	150,000	150,005
1.125% 2/15/17	250,000	251,945
1.35% 8/16/16	200,000	202,196
2.35% 12/1/22	300,000	300,221
3.70% 12/1/42	150,000	153,049
3.75% 6/1/21	200,000	217,860
4.125% 12/1/41	100,000	109,975
4.125% 6/1/44	83,000	92,050
6.00% 7/17/17	150,000	167,199
Grupo Televisa
6.625% 1/15/40	100,000	124,318
8.50% 3/11/32	200,000	283,157
Historic TW
6.625% 5/15/29	300,000	388,267
6.875% 6/15/18	400,000	465,538
Interpublic Group
2.25% 11/15/17	150,000	151,301
4.00% 3/15/22	70,000	73,441
NBCUniversal Media
2.875% 1/15/23	575,000	585,069
4.375% 4/1/21	200,000	223,122
4.45% 1/15/43	675,000	735,984
5.15% 4/30/20	670,000	769,825
5.95% 4/1/41	200,000	262,532
Omnicom Group
3.625% 5/1/22	200,000	210,065
4.45% 8/15/20	35,000	38,556
6.25% 7/15/19	250,000	290,933
Reed Elsevier Capital 8.625% 1/15/19	100,000	122,791
Scripps Networks Interactive
2.75% 11/15/19	50,000	50,476
3.90% 11/15/24	150,000	155,066
Thomson Reuters
0.875% 5/23/16	100,000	99,990
1.30% 2/23/17	107,000	107,171
4.30% 11/23/23	200,000	215,386
4.70% 10/15/19	400,000	440,854
6.50% 7/15/18	150,000	171,809
Time Warner
3.55% 6/1/24	200,000	207,536
4.70% 1/15/21	100,000	111,473
4.75% 3/29/21	150,000	167,696
4.875% 3/15/20	200,000	224,076
4.90% 6/15/42	200,000	222,788

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner (continued)
5.875% 11/15/16	150,000	$161,572
6.10% 7/15/40	100,000	126,785
6.25% 3/29/41	800,000	1,036,174
6.50% 11/15/36	100,000	130,195
7.625% 4/15/31	325,000	455,599
7.70% 5/1/32	330,000	470,558
Time Warner Cable
4.00% 9/1/21	500,000	535,944
5.00% 2/1/20	145,000	161,989
5.50% 9/1/41	100,000	115,298
5.85% 5/1/17	500,000	544,106
5.875% 11/15/40	100,000	120,028
6.55% 5/1/37	200,000	251,973
6.75% 7/1/18	300,000	344,948
6.75% 6/15/39	200,000	257,200
7.30% 7/1/38	150,000	202,851
8.25% 4/1/19	250,000	306,052
8.75% 2/14/19	200,000	247,099
Time Warner Entertainment
8.375% 3/15/23	250,000	336,453
8.375% 7/15/33	200,000	294,113
Viacom
2.50% 9/1/18	120,000	122,166
3.125% 6/15/22	550,000	550,716
3.25% 3/15/23	250,000	247,162
3.50% 4/1/17	100,000	103,877
3.875% 4/1/24	200,000	206,153
4.375% 3/15/43	477,000	446,439
5.625% 9/15/19	200,000	226,124
5.85% 9/1/43	150,000	169,472
6.875% 4/30/36	125,000	155,056
WPP Finance 2010
4.75% 11/21/21	100,000	112,812
5.625% 11/15/43	250,000	295,742

		28,031,664

Metals & Mining–0.53%
Barrick Gold
3.85% 4/1/22	250,000	244,834
4.10% 5/1/23	200,000	197,638
5.25% 4/1/42	300,000	290,607
6.95% 4/1/19	100,000	116,838
Barrick North America Finance
4.40% 5/30/21	200,000	205,669
5.70% 5/30/41	500,000	504,491
5.75% 5/1/43	150,000	156,130
7.50% 9/15/38	25,000	29,114
Barrick PD Australia Finance 5.95% 10/15/39	100,000	100,469
BHP Billiton Finance USA
1.625% 2/24/17	350,000	354,963

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
BHP Billiton Finance USA (continued)
1.875% 11/21/16	250,000	$253,955
3.25% 11/21/21	250,000	261,523
3.85% 9/30/23	200,000	214,054
4.125% 2/24/42	125,000	128,319
5.00% 9/30/43	500,000	574,900
5.40% 3/29/17	100,000	108,578
6.50% 4/1/19	150,000	176,758
Freeport-McMoRan
2.15% 3/1/17	100,000	99,677
2.375% 3/15/18	400,000	398,320
3.10% 3/15/20	775,000	755,985
3.55% 3/1/22	300,000	277,939
3.875% 3/15/23	225,000	208,651
5.45% 3/15/43	225,000	202,349
Goldcorp
2.125% 3/15/18	100,000	100,730
3.70% 3/15/23	200,000	198,309
Kinross Gold 5.95% 3/15/24	139,000	128,940
Newmont Mining
3.50% 3/15/22	150,000	145,808
4.875% 3/15/42	650,000	580,416
5.125% 10/1/19	180,000	197,609
6.25% 10/1/39	100,000	102,107
Nucor
4.00% 8/1/23	139,000	146,103
4.125% 9/15/22	100,000	107,049
5.20% 8/1/43	100,000	112,961
5.75% 12/1/17	50,000	55,624
5.85% 6/1/18	100,000	111,844
Reliance Steel & Aluminum
4.50% 4/15/23	150,000	151,780
Rio Tinto Alcan 6.125% 12/15/33	150,000	182,654
Rio Tinto Finance USA
1.375% 6/17/16	500,000	502,855
1.625% 8/21/17	250,000	251,523
2.25% 12/14/18	150,000	152,615
2.50% 5/20/16	100,000	101,913
2.875% 8/21/22	250,000	248,691
3.50% 11/2/20	250,000	263,969
3.75% 9/20/21	150,000	158,436
4.125% 5/20/21	200,000	215,739
4.125% 8/21/42	150,000	148,334
5.20% 11/2/40	100,000	113,147
6.50% 7/15/18	250,000	287,423
7.125% 7/15/28	75,000	100,577
9.00% 5/1/19	100,000	126,923
Southern Copper
3.50% 11/8/22	89,000	89,501
5.25% 11/8/42	150,000	137,483
5.375% 4/16/20	125,000	139,375

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Southern Copper (continued)
6.75% 4/16/40	110,000	$118,371
7.50% 7/27/35	200,000	230,108
Teck Resources
2.50% 2/1/18	250,000	249,362
4.50% 1/15/21	100,000	102,049
4.75% 1/15/22	104,000	104,867
5.20% 3/1/42	250,000	223,040
6.00% 8/15/40	100,000	95,447
6.25% 7/15/41	201,000	195,341
Vale 5.625% 9/11/42	150,000	130,560
Vale Overseas
4.375% 1/11/22	250,000	241,567
4.625% 9/15/20	100,000	100,419
5.625% 9/15/19	300,000	320,121
6.25% 1/23/17	250,000	265,151
6.875% 11/21/36	350,000	340,270
6.875% 11/10/39	170,000	165,067
Worthington Industries 4.55% 4/15/26	40,000	43,039
Yamana Gold 4.95% 7/15/24	50,000	49,251

		14,196,229

Multiline Retail–0.15%
Dollar General 3.25% 4/15/23	200,000	194,691
Family Dollar Stores 5.00% 2/1/21	100,000	105,297
Kohl’s
4.00% 11/1/21	200,000	212,616
4.75% 12/15/23	150,000	165,049
6.00% 1/15/33	100,000	115,495
6.25% 12/15/17	50,000	55,862
Macy’s Retail Holdings
2.875% 2/15/23	100,000	99,585
3.625% 6/1/24	150,000	156,154
4.375% 9/1/23	90,000	99,274
5.125% 1/15/42	100,000	112,509
5.90% 12/1/16	107,000	115,468
6.70% 7/15/34	150,000	201,282
6.90% 4/1/29	150,000	195,227
Nordstrom
4.75% 5/1/20	100,000	112,850
5.00% 1/15/44	281,000	325,508
Target
2.30% 6/26/19	200,000	205,058
2.90% 1/15/22	300,000	309,241
3.875% 7/15/20	100,000	109,866
4.00% 7/1/42	150,000	159,588
5.875% 7/15/16	100,000	106,652
6.00% 1/15/18	250,000	282,659
6.35% 11/1/32	100,000	133,183
6.50% 10/15/37	200,000	279,220
7.00% 1/15/38	200,000	292,475

		4,144,809

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities–0.29%
American Water Capital
3.85% 3/1/24	250,000	$269,965
4.30% 12/1/42	100,000	108,360
6.085% 10/15/17	100,000	111,427
Avista
5.125% 4/1/22	30,000	34,880
5.95% 6/1/18	100,000	113,385
Consolidated Edison New York
3.95% 3/1/43	150,000	155,203
4.45% 3/15/44	200,000	222,949
4.625% 12/1/54	500,000	563,116
5.50% 12/1/39	250,000	319,339
5.85% 3/15/36	100,000	130,654
6.30% 8/15/37	20,000	27,178
6.65% 4/1/19	200,000	237,335
6.75% 4/1/38	25,000	35,686
7.125% 12/1/18	200,000	238,411
Dominion Resources
2.50% 12/1/19	600,000	610,422
2.75% 9/15/22	250,000	249,093
4.45% 3/15/21	100,000	110,819
4.90% 8/1/41	60,000	67,698
5.20% 8/15/19	80,000	90,136
5.95% 6/15/35	25,000	30,707
6.40% 6/15/18	76,000	86,980
DTE Energy
2.40% 12/1/19	150,000	152,606
3.50% 6/1/24	100,000	104,102
6.35% 6/1/16	50,000	53,166
KeySpan 8.00% 11/15/30	25,000	35,707
NiSource Finance
3.85% 2/15/23	50,000	52,857
4.80% 2/15/44	100,000	112,878
5.25% 2/15/43	59,000	70,495
5.45% 9/15/20	125,000	144,065
5.80% 2/1/42	100,000	127,716
6.125% 3/1/22	100,000	120,269
6.40% 3/15/18	300,000	341,225
Puget Energy 6.00% 9/1/21	200,000	236,470
Puget Sound Energy
4.434% 11/15/41	100,000	113,306
5.638% 4/15/41	80,000	104,748
5.764% 7/15/40	50,000	66,369
5.795% 3/15/40	100,000	134,562
San Diego Gas & Electric
3.00% 8/15/21	175,000	183,361
3.60% 9/1/23	200,000	215,263
6.00% 6/1/39	110,000	150,526
SCANA
4.125% 2/1/22	500,000	526,442
6.25% 4/1/20	100,000	115,089

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Sempra Energy
2.40% 3/15/20	250,000	$253,069
2.875% 10/1/22	150,000	150,208
6.00% 10/15/39	125,000	161,210
6.15% 6/15/18	25,000	28,519
6.50% 6/1/16	230,000	244,760
United Utilities 5.375% 2/1/19	100,000	107,760

		7,920,491

Office Electronics–0.03%
Xerox
2.80% 5/15/20	250,000	252,542
4.50% 5/15/21	345,000	374,875
6.35% 5/15/18	250,000	282,539

		909,956

Oil, Gas & Consumable Fuels–2.75%
Anadarko Finance 7.50% 5/1/31	250,000	332,443
Anadarko Petroleum
5.95% 9/15/16	200,000	213,432
6.375% 9/15/17	300,000	333,980
6.45% 9/15/36	250,000	311,105
7.95% 6/15/39	200,000	282,847
8.70% 3/15/19	200,000	244,705
Apache
1.75% 4/15/17	50,000	50,424
3.25% 4/15/22	73,000	74,296
4.25% 1/15/44	100,000	98,631
4.75% 4/15/43	200,000	209,847
5.10% 9/1/40	350,000	376,137
5.25% 2/1/42	100,000	109,978
5.625% 1/15/17	200,000	215,688
6.00% 1/15/37	50,000	59,883
Boardwalk Pipelines
3.375% 2/1/23	100,000	92,622
4.95% 12/15/24	50,000	50,489
5.75% 9/15/19	100,000	108,934
Buckeye Partners
4.875% 2/1/21	260,000	275,983
5.50% 8/15/19	50,000	55,046
5.85% 11/15/43	500,000	505,961
Burlington Resources Finance 7.20% 8/15/31	100,000	140,175
Canadian Natural Resources
3.80% 4/15/24	43,000	43,116
3.90% 2/1/25	200,000	202,324
5.70% 5/15/17	250,000	270,681
5.85% 2/1/35	200,000	219,787
5.90% 2/1/18	100,000	110,437
6.25% 3/15/38	150,000	176,252
Cenovus Energy
3.80% 9/15/23	250,000	248,670

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy (continued)
4.45% 9/15/42	100,000	$91,997
5.70% 10/15/19	100,000	111,583
6.75% 11/15/39	200,000	239,807
Chevron
1.104% 12/5/17	300,000	300,456
1.345% 11/15/17	500,000	504,270
1.718% 6/24/18	500,000	506,569
2.193% 11/15/19	500,000	510,763
2.355% 12/5/22	500,000	494,819
3.191% 6/24/23	550,000	573,484
4.95% 3/3/19	100,000	112,291
CNOOC Finance 2013
3.00% 5/9/23	250,000	244,634
4.25% 5/9/43	1,000,000	1,010,923
ConocoPhillips
1.05% 12/15/17	250,000	249,245
2.40% 12/15/22	450,000	440,235
4.15% 11/15/34	90,000	95,850
4.30% 11/15/44	150,000	159,613
5.75% 2/1/19	425,000	488,521
5.90% 5/15/38	450,000	576,270
6.00% 1/15/20	200,000	235,985
6.50% 2/1/39	380,000	514,379
ConocoPhillips Canada Funding I 5.625% 10/15/16	100,000	107,292
ConocoPhillips Holding 6.95% 4/15/29	200,000	273,961
Continental Resources
3.80% 6/1/24	435,000	401,716
4.50% 4/15/23	700,000	680,500
4.90% 6/1/44	100,000	88,512
Devon Energy
3.25% 5/15/22	250,000	252,932
4.00% 7/15/21	100,000	106,808
4.75% 5/15/42	100,000	107,363
5.60% 7/15/41	300,000	350,614
6.30% 1/15/19	100,000	114,698
7.95% 4/15/32	100,000	137,889
Devon Financing 7.875% 9/30/31	200,000	273,312
Ecopetrol
4.125% 1/16/25	500,000	479,940
5.875% 9/18/23	200,000	215,200
5.875% 5/28/45	155,000	144,995
7.625% 7/23/19	200,000	235,800
El Paso Natural Gas
5.95% 4/15/17	100,000	106,925
8.375% 6/15/32	100,000	128,885
El Paso Pipeline Partners Operating 5.00% 10/1/21	250,000	268,531
Enable Midstream Partners
#144A 3.90% 5/15/24	200,000	193,076
#144A 5.00% 5/15/44	70,000	64,108

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Enbridge
3.50% 6/10/24	100,000	$98,420
4.00% 10/1/23	150,000	152,809
4.50% 6/10/44	100,000	93,183
5.60% 4/1/17	100,000	107,303
Enbridge Energy Partners
5.20% 3/15/20	100,000	110,323
6.50% 4/15/18	50,000	55,739
7.50% 4/15/38	300,000	376,276
9.875% 3/1/19	50,000	63,018
Encana
5.90% 12/1/17	50,000	56,353
6.50% 5/15/19	300,000	344,962
6.50% 2/1/38	100,000	114,849
6.625% 8/15/37	250,000	289,879
7.20% 11/1/31	50,000	59,996
Energy Transfer Partners
3.60% 2/1/23	100,000	99,227
4.05% 3/15/25	100,000	101,047
4.15% 10/1/20	150,000	157,660
5.15% 3/15/45	150,000	151,512
5.20% 2/1/22	250,000	272,769
5.95% 10/1/43	125,000	138,379
6.50% 2/1/42	150,000	174,587
7.50% 7/1/38	200,000	253,534
7.60% 2/1/24	150,000	187,191
EnLink Midstream Partners
4.40% 4/1/24	150,000	157,963
5.60% 4/1/44	100,000	111,293
Enterprise Products Operating
3.35% 3/15/23	350,000	354,413
3.75% 2/15/25	640,000	661,988
3.90% 2/15/24	200,000	209,629
4.05% 2/15/22	100,000	106,755
4.45% 2/15/43	125,000	127,419
4.85% 8/15/42	200,000	214,638
4.85% 3/15/44	125,000	135,282
5.20% 9/1/20	100,000	112,810
5.25% 1/31/20	100,000	112,987
5.70% 2/15/42	150,000	180,182
5.75% 3/1/35	250,000	296,899
5.95% 2/1/41	100,000	121,769
6.125% 10/15/39	50,000	61,665
6.30% 9/15/17	100,000	111,699
6.50% 1/31/19	100,000	115,688
7.55% 4/15/38	100,000	141,382
EOG Resources
2.625% 3/15/23	150,000	150,114
3.15% 4/1/25	250,000	255,288
3.90% 4/1/35	350,000	359,649
4.40% 6/1/20	150,000	166,594
6.875% 10/1/18	25,000	29,351

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EQT
4.875% 11/15/21	100,000	$105,386
8.125% 6/1/19	75,000	89,678
EQT Midstream Partners 4.00% 8/1/24	55,000	54,705
Exxon Mobil
1.305% 3/6/18	500,000	503,094
1.819% 3/15/19	500,000	506,961
3.567% 3/6/45	800,000	831,793
Freeport-McMoran Oil & Gas 6.875% 2/15/23	196,000	208,495
Hess
5.60% 2/15/41	200,000	219,193
7.125% 3/15/33	100,000	122,100
7.30% 8/15/31	250,000	305,361
8.125% 2/15/19	285,000	342,475
Husky Energy
3.95% 4/15/22	150,000	152,633
4.00% 4/15/24	50,000	50,744
7.25% 12/15/19	125,000	148,510
Kerr-McGee 6.95% 7/1/24	100,000	125,363
Kinder Morgan
2.00% 12/1/17	110,000	109,899
4.30% 6/1/25	200,000	205,702
5.55% 6/1/45	700,000	740,803
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	300,734
3.50% 3/1/21	520,000	524,807
3.50% 9/1/23	500,000	491,077
3.95% 9/1/22	100,000	101,722
5.00% 8/15/42	500,000	487,357
5.00% 3/1/43	250,000	245,073
5.30% 9/15/20	250,000	275,498
5.80% 3/15/35	150,000	165,566
5.95% 2/15/18	50,000	55,314
6.50% 9/1/39	100,000	114,171
6.55% 9/15/40	200,000	225,203
7.75% 3/15/32	200,000	248,837
Magellan Midstream Partners
3.20% 3/15/25	100,000	99,962
4.20% 3/15/45	150,000	145,920
4.25% 2/1/21	150,000	162,352
6.55% 7/15/19	50,000	58,650
Marathon Oil
2.80% 11/1/22	125,000	121,955
5.90% 3/15/18	500,000	554,088
6.60% 10/1/37	100,000	121,023
Marathon Petroleum
3.625% 9/15/24	250,000	253,341
5.00% 9/15/54	500,000	503,994
5.125% 3/1/21	135,000	152,042
6.50% 3/1/41	145,000	177,276
Murphy Oil 2.50% 12/1/17	500,000	493,233

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Nexen
6.20% 7/30/19	130,000	$148,821
6.40% 5/15/37	150,000	190,549
7.50% 7/30/39	200,000	283,844
Noble Energy
4.15% 12/15/21	100,000	106,069
5.05% 11/15/44	800,000	842,713
5.25% 11/15/43	250,000	262,251
6.00% 3/1/41	135,000	152,492
8.25% 3/1/19	100,000	119,735
Noble Holding International
2.50% 3/15/17	100,000	98,507
3.95% 3/15/22	100,000	88,946
6.20% 8/1/40	125,000	108,656
Northwest Pipeline 6.05% 6/15/18	300,000	337,097
Occidental Petroleum
1.50% 2/15/18	100,000	99,947
1.75% 2/15/17	250,000	253,153
2.70% 2/15/23	200,000	198,955
3.125% 2/15/22	150,000	154,715
4.10% 2/1/21	100,000	109,805
4.125% 6/1/16	150,000	155,691
ONEOK Partners
3.20% 9/15/18	100,000	101,307
3.375% 10/1/22	150,000	142,545
3.80% 3/15/20	100,000	102,075
4.90% 3/15/25	100,000	101,380
6.125% 2/1/41	100,000	102,774
6.15% 10/1/16	50,000	53,442
6.20% 9/15/43	178,000	185,984
6.65% 10/1/36	100,000	106,494
8.625% 3/1/19	100,000	118,587
Petrobras Global Finance
2.00% 5/20/16	200,000	191,800
3.00% 1/15/19	500,000	432,910
3.25% 3/17/17	700,000	647,500
3.50% 2/6/17	600,000	563,010
4.375% 5/20/23	350,000	300,160
5.375% 1/27/21	700,000	638,505
5.625% 5/20/43	225,000	183,353
5.75% 1/20/20	200,000	186,016
5.875% 3/1/18	200,000	192,000
6.875% 1/20/40	450,000	411,102
7.25% 3/17/44	1,000,000	943,980
7.875% 3/15/19	400,000	409,184
Petro-Canada
5.95% 5/15/35	200,000	240,079
6.80% 5/15/38	100,000	132,421
9.25% 10/15/21	50,000	67,522
Petroleos Mexicanos
2.378% 4/15/25	190,000	193,566

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos Mexicanos (continued)
3.125% 1/23/19	80,000	$81,800
3.50% 7/18/18	200,000	208,500
3.50% 1/30/23	800,000	783,200
#144A 4.50% 1/23/26	250,000	255,375
4.875% 1/24/22	1,250,000	1,329,687
4.875% 1/18/24	500,000	530,500
5.50% 1/21/21	400,000	441,000
6.00% 3/5/20	260,000	297,830
6.375% 1/23/45	609,000	682,385
6.50% 6/2/41	800,000	910,000
6.625% 6/15/35	250,000	287,500
8.00% 5/3/19	550,000	660,687
Phillips 66
2.95% 5/1/17	950,000	983,058
4.65% 11/15/34	350,000	372,044
5.875% 5/1/42	250,000	298,905
Pioneer Natural Resources 3.95% 7/15/22	100,000	103,005
Plains All American Pipeline
4.30% 1/31/43	100,000	95,717
4.70% 6/15/44	600,000	612,040
5.15% 6/1/42	200,000	212,848
5.75% 1/15/20	100,000	113,961
6.65% 1/15/37	125,000	156,538
8.75% 5/1/19	150,000	187,129
Shell International Finance
0.90% 11/15/16	200,000	201,071
1.125% 8/21/17	500,000	501,766
2.00% 11/15/18	300,000	305,791
2.375% 8/21/22	250,000	249,506
3.40% 8/12/23	650,000	688,829
4.30% 9/22/19	200,000	222,070
4.375% 3/25/20	75,000	84,001
4.55% 8/12/43	100,000	113,825
5.50% 3/25/40	100,000	127,385
6.375% 12/15/38	300,000	416,820
Southwestern Energy
3.30% 1/23/18	500,000	509,931
4.10% 3/15/22	200,000	197,104
Spectra Energy Capital
5.65% 3/1/20	100,000	110,269
7.50% 9/15/38	350,000	427,089
Spectra Energy Partners
2.95% 6/15/16	100,000	102,268
2.95% 9/25/18	350,000	361,082
Statoil
1.15% 5/15/18	250,000	248,870
1.25% 11/9/17	250,000	250,559
2.45% 1/17/23	200,000	197,142
2.65% 1/15/24	100,000	98,415
3.15% 1/23/22	200,000	208,978

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Statoil (continued)
3.70% 3/1/24	600,000	$642,073
3.95% 5/15/43	250,000	257,165
4.80% 11/8/43	150,000	175,915
5.10% 8/17/40	200,000	241,218
5.25% 4/15/19	250,000	284,502
7.15% 1/15/29	25,000	35,024
Suncor Energy
3.60% 12/1/24	250,000	255,527
6.10% 6/1/18	150,000	169,094
6.50% 6/15/38	250,000	322,216
6.85% 6/1/39	100,000	132,185
7.15% 2/1/32	25,000	32,884
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	197,116
5.30% 4/1/44	200,000	207,097
6.85% 2/15/40	100,000	121,851
Talisman Energy
3.75% 2/1/21	250,000	246,304
7.75% 6/1/19	125,000	144,372
TC PipeLines 4.375% 3/13/25	150,000	151,785
Tennessee Gas Pipeline
7.50% 4/1/17	400,000	441,871
7.625% 4/1/37	150,000	193,495
Tosco 8.125% 2/15/30	100,000	147,671
Total Capital
4.125% 1/28/21	100,000	110,477
4.45% 6/24/20	100,000	111,843
Total Capital Canada
1.45% 1/15/18	200,000	200,793
2.75% 7/15/23	300,000	299,459
Total Capital International
1.00% 8/12/16	200,000	201,164
1.00% 1/10/17	500,000	502,307
1.55% 6/28/17	150,000	151,766
2.10% 6/19/19	300,000	304,537
2.70% 1/25/23	200,000	199,657
2.875% 2/17/22	200,000	205,155
3.70% 1/15/24	100,000	106,241
TransCanada PipeLines
2.50% 8/1/22	150,000	146,704
3.75% 10/16/23	150,000	157,586
3.80% 10/1/20	100,000	106,115
4.625% 3/1/34	200,000	215,954
6.10% 6/1/40	100,000	124,581
•6.35% 5/15/67	150,000	145,875
6.50% 8/15/18	200,000	228,743
7.25% 8/15/38	100,000	139,249
7.625% 1/15/39	250,000	361,269
Transcontinental Gas Pipe Line
4.45% 8/1/42	100,000	91,662

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy
3.65% 3/15/25	100,000	$102,481
4.90% 3/15/45	150,000	155,693
6.125% 2/1/20	65,000	75,379
6.625% 6/15/37	300,000	371,466
7.50% 4/15/32	100,000	130,289
9.375% 3/15/19	200,000	250,729
Western Gas Partners
4.00% 7/1/22	150,000	152,707
5.45% 4/1/44	100,000	106,584
Williams
3.70% 1/15/23	139,000	128,705
4.55% 6/24/24	250,000	242,578
5.75% 6/24/44	100,000	93,780
8.75% 3/15/32	109,000	130,758
Williams Partners
3.90% 1/15/25	425,000	416,371
4.00% 11/15/21	100,000	102,800
4.30% 3/4/24	195,000	194,933
5.25% 3/15/20	200,000	220,426
6.30% 4/15/40	470,000	518,835
XTO Energy 6.50% 12/15/18	100,000	117,283

		73,973,608

Paper & Forest Products–0.09%
Celulosa Arauco y Constitucion
4.50% 8/1/24	200,000	205,018
5.00% 1/21/21	100,000	105,996
Domtar
4.40% 4/1/22	100,000	103,515
6.75% 2/15/44	100,000	115,633
Georgia-Pacific 8.00% 1/15/24	250,000	332,245
International Paper
4.75% 2/15/22	200,000	221,418
4.80% 6/15/44	200,000	206,216
6.00% 11/15/41	135,000	160,810
7.30% 11/15/39	100,000	133,856
7.50% 8/15/21	80,000	100,644
7.95% 6/15/18	300,000	354,633
9.375% 5/15/19	100,000	127,555
Plum Creek Timberlands 4.70% 3/15/21	100,000	110,584
Westvaco 8.20% 1/15/30	150,000	212,361

		2,490,484

Personal Products–0.04%
Colgate-Palmolive
0.90% 5/1/18	100,000	99,477
1.30% 1/15/17	200,000	202,210
1.50% 11/1/18	250,000	252,546
1.75% 3/15/19	344,000	348,061
2.30% 5/3/22	100,000	100,037

		1,002,331

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–0.94%
Abbott Laboratories
5.125% 4/1/19	478,000	$539,086
5.30% 5/27/40	250,000	316,842
6.00% 4/1/39	50,000	66,893
6.15% 11/30/37	50,000	68,078
AbbVie
1.75% 11/6/17	750,000	753,134
2.90% 11/6/22	500,000	496,818
4.40% 11/6/42	300,000	310,069
Actavis
3.25% 10/1/22	250,000	250,177
4.625% 10/1/42	125,000	127,854
6.125% 8/15/19	45,000	51,461
Actavis Funding
2.35% 3/12/18	1,000,000	1,014,241
2.45% 6/15/19	210,000	211,073
3.45% 3/15/22	500,000	512,909
4.55% 3/15/35	1,000,000	1,045,707
4.85% 6/15/44	650,000	693,139
Allergan
1.35% 3/15/18	50,000	49,162
5.75% 4/1/16	100,000	104,697
AstraZeneca
4.00% 9/18/42	150,000	156,041
5.90% 9/15/17	350,000	389,696
6.45% 9/15/37	450,000	621,109
Bristol-Myers Squibb
1.75% 3/1/19	200,000	200,820
2.00% 8/1/22	100,000	96,711
3.25% 8/1/42	100,000	93,887
4.50% 3/1/44	500,000	569,611
5.875% 11/15/36	195,000	255,520
6.125% 5/1/38	103,000	137,780
GlaxoSmithKline Capital
2.85% 5/8/22	750,000	762,827
5.375% 4/15/34	100,000	123,302
5.65% 5/15/18	450,000	509,381
6.375% 5/15/38	450,000	613,237
Johnson & Johnson
1.65% 12/5/18	800,000	815,793
2.15% 5/15/16	400,000	407,713
2.45% 12/5/21	150,000	156,126
2.95% 9/1/20	100,000	106,104
3.55% 5/15/21	100,000	109,540
4.375% 12/5/33	183,000	210,162
4.85% 5/15/41	100,000	123,600
5.15% 7/15/18	250,000	282,143
5.85% 7/15/38	100,000	139,209
Lilly (Eli)
1.25% 3/1/18	610,000	612,279
1.95% 3/15/19	250,000	254,417
2.75% 6/1/25	110,000	110,629

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Lilly (Eli) (continued)
5.20% 3/15/17	140,000	$151,709
5.50% 3/15/27	100,000	123,526
5.95% 11/15/37	100,000	132,818
Merck
0.70% 5/18/16	125,000	125,210
1.10% 1/31/18	150,000	149,818
1.30% 5/18/18	100,000	100,156
1.85% 2/10/20	400,000	402,836
2.40% 9/15/22	150,000	149,905
2.75% 2/10/25	900,000	900,428
2.80% 5/18/23	250,000	256,137
3.60% 9/15/42	100,000	99,767
3.875% 1/15/21	400,000	438,032
4.15% 5/18/43	242,000	261,221
5.00% 6/30/19	100,000	113,469
5.85% 6/30/39	50,000	66,296
6.50% 12/1/33	100,000	138,419
6.55% 9/15/37	100,000	141,399
Mylan
2.55% 3/28/19	75,000	75,464
2.60% 6/24/18	200,000	204,385
5.40% 11/29/43	133,000	154,142
Novartis Capital
2.40% 9/21/22	250,000	251,973
3.40% 5/6/24	250,000	267,355
3.70% 9/21/42	150,000	156,800
4.40% 4/24/20	100,000	112,087
4.40% 5/6/44	250,000	289,172
Novartis Securities Investment 5.125% 2/10/19	400,000	451,823
Perrigo
1.30% 11/8/16	206,000	205,954
4.00% 11/15/23	250,000	261,684
Pfizer
0.90% 1/15/17	500,000	501,379
3.00% 6/15/23	200,000	205,057
3.40% 5/15/24	200,000	210,173
4.40% 5/15/44	400,000	441,031
6.20% 3/15/19	400,000	468,394
7.20% 3/15/39	300,000	442,572
Sanofi
1.25% 4/10/18	91,000	91,191
4.00% 3/29/21	325,000	357,583
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	174,945
6.15% 2/1/36	100,000	127,476
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	251,791
3.65% 11/10/21	250,000	263,685
Wyeth
5.95% 4/1/37	350,000	449,595

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Wyeth (continued)
6.00% 2/15/36	100,000	$129,858
6.50% 2/1/34	100,000	136,332
Zoetis
3.25% 2/1/23	163,000	162,725
4.70% 2/1/43	150,000	157,022

		25,221,771

Real Estate Investment Trusts–0.61%
Alexandria Real Estate Equities 4.50% 7/30/29	110,000	116,428
American Tower
3.45% 9/15/21	250,000	255,559
3.50% 1/31/23	250,000	248,230
4.50% 1/15/18	200,000	214,837
4.70% 3/15/22	225,000	241,662
5.00% 2/15/24	100,000	109,547
5.05% 9/1/20	100,000	110,589
5.90% 11/1/21	65,000	75,024
AvalonBay Communities
3.50% 11/15/24	200,000	205,895
3.625% 10/1/20	200,000	212,075
6.10% 3/15/20	100,000	116,944
BioMed Realty
2.625% 5/1/19	100,000	100,923
3.85% 4/15/16	100,000	102,470
Boston Properties
3.70% 11/15/18	100,000	106,608
3.85% 2/1/23	125,000	132,284
4.125% 5/15/21	250,000	272,057
5.625% 11/15/20	150,000	174,685
5.875% 10/15/19	100,000	116,182
Brandywine Operating Partnership
4.55% 10/1/29	200,000	208,448
4.95% 4/15/18	100,000	107,685
Brixmor Operating Partnership 3.85% 2/1/25	70,000	70,200
Brookfield Asset Management 4.00% 1/15/25	150,000	150,894
Camden Property Trust
4.25% 1/15/24	67,000	71,600
4.625% 6/15/21	100,000	109,775
CBL & Associates 5.25% 12/1/23	67,000	71,843
Corporate Office Properties 3.70% 6/15/21	150,000	151,843
CubeSmart 4.375% 12/15/23	100,000	107,793
DDR
3.50% 1/15/21	150,000	155,540
7.50% 4/1/17	200,000	222,451
Digital Realty Trust 5.25% 3/15/21	100,000	111,439
Duke Realty
3.75% 12/1/24	250,000	257,106

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Duke Realty (continued)
4.375% 6/15/22	100,000	$107,557
6.75% 3/15/20	50,000	59,489
EPR Properties
5.25% 7/15/23	75,000	81,090
5.75% 8/15/22	100,000	110,414
ERP Operating
2.375% 7/1/19	150,000	152,105
4.50% 7/1/44	150,000	162,106
4.625% 12/15/21	150,000	167,789
4.75% 7/15/20	100,000	111,841
Essex Portfolio
3.25% 5/1/23	100,000	100,039
3.375% 1/15/23	250,000	253,167
Excel Trust 4.625% 5/15/24	50,000	52,562
Federal Realty Investment Trust
2.75% 6/1/23	100,000	98,957
4.50% 12/1/44	50,000	54,247
Government Properties Income Trust 3.75% 8/15/19	100,000	103,718
HCP
2.625% 2/1/20	200,000	200,721
3.75% 2/1/19	100,000	105,505
3.875% 8/15/24	200,000	203,629
4.25% 11/15/23	186,000	195,838
5.375% 2/1/21	200,000	225,433
6.30% 9/15/16	125,000	134,094
Health Care REIT
4.50% 1/15/24	250,000	268,895
5.25% 1/15/22	100,000	112,871
6.125% 4/15/20	135,000	156,683
6.20% 6/1/16	50,000	52,977
6.50% 3/15/41	250,000	331,278
Healthcare Realty Trust
5.75% 1/15/21	200,000	226,236
6.50% 1/17/17	100,000	108,817
Healthcare Trust of America Holdings
3.375% 7/15/21	100,000	101,661
Hospitality Properties Trust
5.00% 8/15/22	300,000	319,784
5.625% 3/15/17	100,000	106,734
Host Hotels & Resorts
4.75% 3/1/23	150,000	161,927
5.25% 3/15/22	400,000	445,623
Kilroy Realty
4.25% 8/15/29	150,000	156,746
4.80% 7/15/18	100,000	107,702
Kimco Realty
3.20% 5/1/21	150,000	154,009
6.875% 10/1/19	150,000	178,687
Lexington Realty Trust 4.40% 6/15/24	60,000	62,549

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Liberty Property
4.125% 6/15/22	50,000	$52,400
4.40% 2/15/24	100,000	107,071
5.50% 12/15/16	100,000	106,335
6.625% 10/1/17	50,000	55,777
Mack-Cali Realty 7.75% 8/15/19	100,000	115,726
Mid-America Apartments
3.75% 6/15/24	100,000	102,646
4.30% 10/15/23	50,000	53,506
National Retail Properties
3.30% 4/15/23	100,000	100,040
5.50% 7/15/21	100,000	114,619
Omega Healthcare Investors
#144A 4.50% 4/1/27	200,000	197,460
4.95% 4/1/24	57,000	60,340
6.75% 10/15/22	100,000	106,125
Prologis
4.25% 8/15/23	150,000	161,568
4.50% 8/15/17	100,000	107,124
6.875% 3/15/20	104,000	122,775
Realty Income
3.875% 7/15/24	65,000	67,565
4.65% 8/1/23	100,000	109,464
5.75% 1/15/21	100,000	115,309
5.875% 3/15/35	50,000	58,491
5.95% 9/15/16	110,000	117,695
Retail Opportunity Investments Partnership 4.00% 12/15/24	50,000	51,249
Senior Housing Properties Trust 4.75% 5/1/24	200,000	207,927
Simon Property Group
3.375% 3/15/22	150,000	156,276
3.375% 10/1/24	250,000	256,823
4.125% 12/1/21	300,000	328,971
5.65% 2/1/20	200,000	231,641
6.75% 2/1/40	300,000	421,097
10.35% 4/1/19	200,000	259,449
Tanger Properties 3.875% 12/1/23	100,000	104,532
UDR
4.25% 6/1/18	100,000	107,272
4.625% 1/10/22	100,000	109,428
Ventas Realty
2.70% 4/1/20	100,000	101,199
3.75% 5/1/24	150,000	154,386
4.00% 4/30/19	200,000	213,872
4.25% 3/1/22	200,000	214,733
4.75% 6/1/21	100,000	110,541
Vornado Realty 2.50% 6/30/19	100,000	100,902
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	101,239
Weingarten Realty Investors 3.375% 10/15/22	150,000	149,975

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Weyerhaeuser
4.625% 9/15/23	250,000	$275,308
7.375% 3/15/32	250,000	336,775

		16,467,727

Real Estate Management & Development–0.02%
American Campus Communities Operating Partnership 4.125% 7/1/24	100,000	103,888
Carey (W.P.) 4.60% 4/1/24	100,000	103,613
Jones Lang LaSalle 4.40% 11/15/22	100,000	105,349
Regency Centers 4.80% 4/15/21	100,000	110,780

		423,630

Road & Rail–0.33%
Burlington Northern Santa Fe
3.00% 3/15/23	100,000	102,182
3.00% 4/1/25	250,000	252,652
3.05% 3/15/22	150,000	154,363
3.45% 9/15/21	200,000	212,649
3.85% 9/1/23	100,000	108,105
4.10% 6/1/21	100,000	110,027
4.15% 4/1/45	114,000	119,099
4.40% 3/15/42	100,000	106,771
4.45% 3/15/43	100,000	107,569
4.95% 9/15/41	100,000	114,571
5.05% 3/1/41	100,000	116,955
5.15% 9/1/43	150,000	175,660
5.65% 5/1/17	350,000	383,029
5.75% 5/1/40	200,000	250,897
6.15% 5/1/37	100,000	134,469
7.95% 8/15/30	100,000	148,029
Canadian National Railway
2.95% 11/21/24	100,000	102,860
4.50% 11/7/43	75,000	86,962
5.55% 3/1/19	200,000	228,395
5.85% 11/15/17	150,000	167,881
6.20% 6/1/36	100,000	135,322
6.25% 8/1/34	100,000	135,418
Canadian Pacific Railway
2.90% 2/1/25	150,000	149,943
4.45% 3/15/23	100,000	111,492
7.125% 10/15/31	150,000	208,218
7.25% 5/15/19	65,000	78,114
Con-way 7.25% 1/15/18	100,000	113,090
CSX
3.70% 10/30/20	275,000	296,638
3.70% 11/1/23	94,000	100,571
4.10% 3/15/44	100,000	104,592
4.40% 3/1/43	200,000	218,934
5.50% 4/15/41	200,000	249,995
6.15% 5/1/37	120,000	157,723
6.22% 4/30/40	100,000	136,038

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
CSX (continued)
7.375% 2/1/19	100,000	$120,217
Kansas City Southern de Mexico 2.35% 5/15/20	150,000	147,924
Kansas City Southern Railway 4.30% 5/15/43	100,000	106,051
Norfolk Southern
2.903% 2/15/23	121,000	122,021
3.00% 4/1/22	118,000	120,687
3.25% 12/1/21	100,000	104,341
3.85% 1/15/24	150,000	162,175
4.80% 8/15/43	125,000	144,629
4.837% 10/1/41	111,000	126,914
5.75% 4/1/18	100,000	112,369
5.90% 6/15/19	100,000	115,565
6.00% 5/23/11	100,000	127,512
7.70% 5/15/17	240,000	271,644
Ryder System
2.45% 9/3/19	250,000	250,695
2.50% 3/1/17	200,000	203,895
5.85% 11/1/16	100,000	106,926
Union Pacific
3.25% 1/15/25	95,000	99,613
3.375% 2/1/35	200,000	195,787
3.646% 2/15/24	185,000	200,371
3.875% 2/1/55	94,000	91,971
4.00% 2/1/21	65,000	71,993
4.163% 7/15/22	190,000	212,916
4.75% 9/15/41	200,000	233,964
4.75% 12/15/43	105,000	122,698
4.821% 2/1/44	25,000	29,776

		8,981,867

Semiconductors & Semiconductor Equipment–0.16%
Altera 2.50% 11/15/18	250,000	256,871
Analog Devices 3.00% 4/15/16	100,000	102,096
Applied Materials 5.85% 6/15/41	350,000	430,724
Broadcom 2.50% 8/15/22	250,000	245,707
Intel
1.35% 12/15/17	400,000	402,282
1.95% 10/1/16	200,000	203,836
2.70% 12/15/22	150,000	151,515
3.30% 10/1/21	254,000	270,783
4.00% 12/15/32	250,000	260,877
4.25% 12/15/42	250,000	261,539
4.80% 10/1/41	172,000	194,552
KLA-Tencor 4.65% 11/1/24	300,000	315,666
Lam Research 2.75% 3/15/20	100,000	100,672
Maxim Integrated Products
2.50% 11/15/18	200,000	204,063
3.375% 3/15/23	100,000	100,212

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments
1.65% 8/3/19	100,000	$99,621
2.25% 5/1/23	250,000	243,769
2.375% 5/16/16	100,000	102,121
2.75% 3/12/21	200,000	205,613
Xilinx 3.00% 3/15/21	200,000	206,598

		4,359,117

Software–0.35%
Adobe Systems
3.25% 2/1/25	95,000	96,217
4.75% 2/1/20	85,000	95,024
Autodesk 1.95% 12/15/17	100,000	100,145
CA
2.875% 8/15/18	150,000	153,927
5.375% 12/1/19	100,000	111,946
Intuit 5.75% 3/15/17	100,000	108,395
Microsoft
1.85% 2/12/20	500,000	505,099
2.375% 5/1/23	150,000	150,007
3.00% 10/1/20	300,000	319,263
3.50% 11/15/42	150,000	145,003
3.625% 12/15/23	300,000	327,350
3.75% 2/12/45	500,000	503,242
4.20% 6/1/19	200,000	221,664
4.50% 10/1/40	100,000	112,358
4.875% 12/15/43	800,000	959,946
5.20% 6/1/39	200,000	246,405
5.30% 2/8/41	400,000	502,520
Oracle
1.20% 10/15/17	350,000	351,269
2.25% 10/8/19	300,000	306,121
2.375% 1/15/19	200,000	205,604
2.50% 10/15/22	550,000	550,966
3.875% 7/15/20	100,000	109,699
4.30% 7/8/34	700,000	761,037
4.50% 7/8/44	500,000	558,684
5.00% 7/8/19	250,000	283,074
5.375% 7/15/40	400,000	492,542
5.75% 4/15/18	375,000	423,997
6.125% 7/8/39	150,000	199,655
6.50% 4/15/38	200,000	275,400
Symantec
3.95% 6/15/22	150,000	155,775
4.20% 9/15/20	100,000	105,517

		9,437,851

Specialty Retail–0.25%
Advance Auto Parts
4.50% 1/15/22	100,000	107,544
4.50% 12/1/23	100,000	107,419

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
AutoZone
2.875% 1/15/23	100,000	$98,765
4.00% 11/15/20	75,000	80,967
Bed Bath & Beyond
3.749% 8/1/24	50,000	52,029
4.915% 8/1/34	530,000	569,360
Gap 5.95% 4/12/21	150,000	172,324
Home Depot
2.00% 6/15/19	900,000	916,354
2.25% 9/10/18	143,000	147,795
2.70% 4/1/23	150,000	152,427
3.75% 2/15/24	200,000	218,215
4.20% 4/1/43	150,000	164,284
4.40% 4/1/21	100,000	113,175
4.875% 2/15/44	96,000	115,069
5.40% 9/15/40	100,000	125,312
5.875% 12/16/36	350,000	464,518
5.95% 4/1/41	100,000	134,029
Lowe’s
1.625% 4/15/17	150,000	152,256
3.12% 4/15/22	100,000	104,963
3.875% 9/15/23	200,000	219,261
4.25% 9/15/44	250,000	271,799
4.625% 4/15/20	150,000	167,025
4.65% 4/15/42	100,000	115,071
5.40% 10/15/16	200,000	213,908
5.80% 10/15/36	200,000	257,120
5.80% 4/15/40	20,000	26,043
6.65% 9/15/37	100,000	141,471
O’Reilly Automotive
3.80% 9/1/22	100,000	104,629
4.875% 1/14/21	45,000	50,259
QVC 4.375% 3/15/23	600,000	612,331
Ross Stores 3.375% 9/15/24	100,000	102,636
Signet UK Finance 4.70% 6/15/24	50,000	51,418
#Tiffany 144A 3.80% 10/1/24	180,000	183,320
TJX
2.50% 5/15/23	100,000	98,664
6.95% 4/15/19	55,000	65,686

		6,677,446

Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	99,456
3.625% 5/1/43	100,000	100,899
Ralph Lauren 2.125% 9/26/18	50,000	50,786
VF 6.00% 10/15/33	150,000	196,599

		447,740

Thrift & Mortgage Finance–0.01%
People’s United Financial 3.65% 12/6/22	150,000	153,089

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Thrift & Mortgage Finance (continued)
Santander Holdings USA
4.625% 4/19/16	100,000	$103,595

		256,684

Tobacco–0.23%
Altria Group
2.625% 1/14/20	1,000,000	1,017,156
2.85% 8/9/22	200,000	199,152
4.00% 1/31/24	89,000	95,674
4.50% 5/2/43	100,000	103,850
4.75% 5/5/21	200,000	223,538
5.375% 1/31/44	63,000	73,969
9.70% 11/10/18	119,000	150,156
9.95% 11/10/38	113,000	196,712
10.20% 2/6/39	97,000	172,067
Lorillard Tobacco
2.30% 8/21/17	100,000	101,033
3.50% 8/4/16	45,000	46,266
3.75% 5/20/23	200,000	203,978
8.125% 6/23/19	100,000	122,413
8.125% 5/1/40	100,000	144,124
Philip Morris International
1.875% 1/15/19	500,000	503,607
2.50% 5/16/16	250,000	255,339
2.90% 11/15/21	250,000	257,348
3.60% 11/15/23	600,000	636,044
4.125% 3/4/43	150,000	154,325
4.375% 11/15/41	200,000	212,433
4.50% 3/26/20	100,000	111,692
4.50% 3/20/42	100,000	108,838
5.65% 5/16/18	300,000	339,180
6.375% 5/16/38	150,000	199,469
Reynolds American
4.75% 11/1/42	125,000	129,435
4.85% 9/15/23	225,000	249,037
6.15% 9/15/43	125,000	155,022

		6,161,857

Trading Companies & Distributors–0.02%
GATX
2.50% 3/15/19	167,000	167,430
2.60% 3/30/20	100,000	100,382
3.90% 3/30/23	101,000	105,915
5.20% 3/15/44	50,000	56,293
Ingram Micro 4.95% 12/15/24	150,000	155,678

		585,698

Wireless Telecommunication Services–0.18%
America Movil
2.375% 9/8/16	400,000	407,056
3.125% 7/16/22	200,000	203,920
4.375% 7/16/42	200,000	200,972

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
America Movil (continued)
5.00% 3/30/20	200,000	$227,644
6.125% 11/15/37	150,000	184,919
6.125% 3/30/40	250,000	312,453
6.375% 3/1/35	25,000	31,512
Rogers Communications
3.00% 3/15/23	125,000	124,611
4.10% 10/1/23	300,000	320,447
4.50% 3/15/43	100,000	102,983
5.00% 3/15/44	100,000	110,662
6.80% 8/15/18	150,000	174,151
7.50% 8/15/38	25,000	36,223
Vodafone Group
1.50% 2/19/18	350,000	350,010
2.50% 9/26/22	300,000	290,627
2.95% 2/19/23	225,000	221,738
4.375% 2/19/43	150,000	148,128
5.45% 6/10/19	200,000	227,373
5.625% 2/27/17	300,000	324,139
6.15% 2/27/37	700,000	852,156
7.875% 2/15/30	100,000	137,266

		4,988,990

Total Corporate Bonds (Cost $624,160,485)		663,837,797

MUNICIPAL BONDS–0.83%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	66,305
7.834% 2/15/41	55,000	82,573
8.084% 2/15/50	800,000	1,294,464
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	286,814
Series S1 6.793% 4/1/30	100,000	128,180
Series S1 6.918% 4/1/40	100,000	140,632
Series S1 7.043% 4/1/50	100,000	150,564
California State Taxable Build America Bonds
5.75% 3/1/17	100,000	109,039
6.65% 3/1/22	200,000	246,000
7.30% 10/1/39	1,100,000	1,644,016
7.60% 11/1/40	80,000	126,037
7.625% 3/1/40	85,000	132,572
7.95% 3/1/36	100,000	123,302
California State Various Purposes
5.95% 4/1/16	35,000	36,857
6.20% 10/1/19	100,000	118,152
7.50% 4/1/34	325,000	486,366
7.55% 4/1/39	600,000	940,848

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	$65,257
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	102,294
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	129,009
Series B 6.899% 12/1/40	40,000	51,604
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	116,767
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	57,523
Series C 6.82% 7/1/45	75,000	109,736
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	127,051
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	117,683
Series E 4.20% 12/1/21	100,000	111,189
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	126,887
Series D 5.09% 10/1/30	200,000	231,978
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	277,360
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35	100,000	119,313
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	113,001
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	134,459
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	113,208
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	190,512
Illinois State 5.665% 3/1/18	250,000	274,463
Illinois State Taxable Pension
4.35% 6/1/18	500,000	523,560
4.95% 6/1/23	100,000	106,622
5.10% 6/1/33	800,000	810,000
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	129,830
Los Angeles, California Community College District
6.60% 8/1/42	100,000	143,044
6.75% 8/1/49	100,000	150,628

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	$135,802
7.618% 8/1/40	100,000	145,506
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	33,915
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	32,747
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	440,127
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	83,279
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	66,901
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	127,811
6.668% 11/15/39	130,000	182,485
Series E 6.814% 11/15/40	500,000	704,965
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	119,260
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	164,779
Taxable 6.637% 4/1/57	150,000	200,382
Taxable 7.055% 4/1/57	100,000	118,675
New Jersey Economic Development Authority
1.096% 6/15/16	250,000	249,667
Series A 7.425% 2/15/29	225,000	283,212
^Series B 6.23% 2/15/22	200,000	157,074
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds
6.561% 12/15/40	100,000	127,920
Series C 5.754% 12/15/28	100,000	112,893
Series C 6.104% 12/15/28	200,000	222,458
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	512,687
Series F 7.414% 1/1/40	90,000	135,313
New York City, New York 5.517% 10/1/37	85,000	106,758
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds 5.724% 6/15/42	65,000	86,618

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds (continued)
5.75% 6/15/41	100,000	$132,164
5.79% 6/15/41	200,000	226,900
5.952% 6/15/42	100,000	136,645
6.011% 6/15/42	35,000	48,051
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	118,185
Series F-1 6.271% 12/1/37	100,000	135,637
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	252,114
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	82,497
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	119,824
5.60% 3/15/40	100,000	130,011
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	62,137
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	118,874
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28	250,000	299,487
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	98,881
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	109,985
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	113,105
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	255,576
Series B 5.511% 12/1/45	150,000	189,909
Series B 6.105% 12/1/39	100,000	130,912
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	107,506
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	319,767
Series 168th 4.926% 10/1/51	350,000	418,523
Series 174th 4.458% 10/1/62	250,000	273,437
Series 181st 4.96% 8/1/46	156,250	189,952
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	115,975

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	$199,341
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	73,756
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	285,660
5.985% 2/1/39	50,000	68,741
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	142,128
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	137,582
San Francisco City & County Public Utilities Commission Taxable Build America Bonds 6.00% 11/1/40	100,000	131,160
Series B 6.00% 11/1/40	100,000	130,368
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	134,776
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	243,536
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	138,378
University of California Taxable Series AD 4.858% 5/15/12	250,000	265,217
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	126,604
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	137,299
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	109,971
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	73,267
Utah State Taxable Build America Bonds
Series B 3.539% 7/1/25	100,000	107,723
Series D 4.554% 7/1/24	60,000	68,376
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	121,779
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	65,885
Washington State Taxable Build America Bonds Series D 5.481% 8/1/39	50,000	64,215

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Washington State Taxable Build America Bonds (continued)
Series F 5.09% 8/1/33	100,000	$120,107

Total Municipal Bonds (Cost $18,377,451)		22,228,856

NON-AGENCY ASSET-BACKED SECURITIES–0.47%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	250,000	265,683
AmeriCredit Automobile Receivables Trust Series 2014-3 A3 1.15% 6/10/19	2,000,000	1,999,678
Capital Auto Receivables Asset Trust Series 2013-3 A4 1.68% 4/20/18	1,770,000	1,786,636
Capital One Multi-Asset Execution Trust Series 2014-A5 A 1.48% 7/15/20	1,000,000	1,007,350
CarMax Auto Owner Trust
Series 2013-2 A4 0.84% 11/15/18	750,000	747,496
Series 2013-3 A4 1.49% 1/15/19	400,000	402,727
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	389,205	404,785
Chase Issuance Trust Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,136,203
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	750,000	1,046,806
Series 2008-A1 A1 5.35% 2/7/20	500,000	555,739
Series 2014-A5 A5 2.68% 6/7/23	1,000,000	1,025,644
Discover Card Execution Note Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	829,884
Volkswagen Auto Lease Trust Series 2014-A A4 0.99% 7/20/18	800,000	801,035
World Financial Network Credit Card Master Trust Series 2013-B A 0.91% 3/16/20	750,000	750,092

Total Non-Agency Asset-Backed Securities (Cost $12,578,966)		12,759,758

ΔREGIONAL BONDS–0.28%
Canada–0.26%
Province of British Columbia
1.20% 4/25/17	200,000	201,606
2.00% 10/23/22	150,000	150,424
2.10% 5/18/16	200,000	203,747
6.50% 1/15/26	100,000	136,417
7.25% 9/1/36	100,000	162,555
Province of Manitoba Canada
1.30% 4/3/17	250,000	252,490
2.10% 9/6/22	63,000	63,140
4.90% 12/6/16	300,000	321,006
Province of New Brunswick Canada 2.75% 6/15/18	200,000	209,685
Province of Nova Scotia Canada 5.125% 1/26/17	50,000	53,947

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Province of Ontario Canada
1.00% 7/22/16	300,000	$301,719
1.10% 10/25/17	500,000	501,385
1.20% 2/14/18	100,000	100,240
1.60% 9/21/16	400,000	405,597
1.65% 9/27/19	100,000	100,505
2.00% 9/27/18	300,000	307,064
2.30% 5/10/16	300,000	305,936
2.45% 6/29/22	150,000	154,013
3.00% 7/16/18	200,000	211,240
3.15% 12/15/17	250,000	263,935
4.00% 10/7/19	200,000	221,205
4.40% 4/14/20	400,000	452,823
5.45% 4/27/16	300,000	315,775
Province of Quebec Canada
2.625% 2/13/23	350,000	361,317
3.50% 7/29/20	300,000	326,318
4.625% 5/14/18	200,000	220,724
7.50% 7/15/23	200,000	274,955
7.50% 9/15/29	175,000	265,993
Province of Saskatchewan Canada
8.50% 7/15/22	100,000	140,689

		6,986,450

Italy–0.01%
Region of Lombardy
5.804% 10/25/32	100,000	114,983

		114,983

Japan–0.01%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	111,301
5.00% 5/16/17	200,000	217,101

		328,402

Total Regional Bonds (Cost $7,093,054)		7,429,835

ΔSOVEREIGN BONDS–1.69%
Brazil–0.19%
Brazilian Government International Bonds
4.25% 1/7/25	1,140,000	1,118,625
4.875% 1/22/21	600,000	633,000
5.625% 1/7/41	325,000	332,313
6.00% 1/17/17	500,000	536,875
7.125% 1/20/37	600,000	715,500
8.00% 1/15/18	66,667	72,167
8.25% 1/20/34	150,000	195,000
8.75% 2/4/25	271,000	357,043
8.875% 10/14/19	200,000	248,000
8.875% 4/15/24	100,000	132,500
10.125% 5/15/27	226,000	339,000

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Brazilian Government International Bonds (continued)
11.00% 8/17/40	300,000	$310,650

		4,990,673

Canada–0.08%
Canada Government International Bonds
0.875% 2/14/17	500,000	502,763
1.625% 2/27/19	800,000	812,637
Export Development Canada
0.625% 12/15/16	500,000	500,085
0.75% 12/15/17	200,000	199,175

		2,014,660

Chile–0.01%
Chile Government International Bonds
2.25% 10/30/22	100,000	99,750
3.875% 8/5/20	250,000	274,125

		373,875

Colombia–0.13%
Colombia Government International Bonds
2.625% 3/15/23	700,000	659,750
4.00% 2/26/24	250,000	258,375
5.00% 6/15/45	500,000	516,250
6.125% 1/18/41	200,000	238,500
7.375% 3/18/19	700,000	830,550
7.375% 9/18/37	500,000	671,250
8.125% 5/21/24	250,000	333,125

		3,507,800

Israel–0.04%
Israel Government AID Bond 5.50% 4/26/24	200,000	251,595
Israel Government International Bonds
3.15% 6/30/23	200,000	209,160
4.00% 6/30/22	150,000	166,545
4.50% 1/30/43	200,000	213,790
5.125% 3/26/19	175,000	199,063
5.50% 11/9/16	100,000	107,873

		1,148,026

Italy–0.08%
Italy Government International Bonds
5.25% 9/20/16	400,000	424,371
5.375% 6/12/17	200,000	217,598
5.375% 6/15/33	800,000	976,655
6.875% 9/27/23	350,000	455,881

		2,074,505

Japan–0.09%
Development Bank of Japan 5.125% 2/1/17	200,000	215,592

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Japan (continued)
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	$250,937
1.75% 7/31/18	500,000	506,881
1.75% 11/13/18	500,000	505,793
1.75% 5/29/19	200,000	201,768
2.25% 7/13/16	200,000	204,176
2.50% 5/18/16	400,000	408,777
3.375% 7/31/23	200,000	219,074

		2,512,998

Mexico–0.26%
Mexico Government International Bonds
3.50% 1/21/21	120,000	125,220
3.60% 1/30/25	1,400,000	1,443,750
3.625% 3/15/22	868,000	903,588
4.00% 10/2/23	550,000	582,587
4.75% 3/8/44	1,000,000	1,055,000
5.625% 1/15/17	650,000	698,750
5.75% 10/12/10	800,000	876,000
6.05% 1/11/40	475,000	589,000
6.75% 9/27/34	500,000	670,000

		6,943,895

Panama–0.08%
Panama Government International Bonds
5.20% 1/30/20	1,300,000	1,452,750
6.70% 1/26/36	200,000	263,000
7.125% 1/29/26	100,000	130,875
8.875% 9/30/27	100,000	148,000
9.375% 4/1/29	100,000	153,500

		2,148,125

Peru–0.06%
Peruvian Government International Bonds
5.625% 11/18/50	100,000	122,750
6.55% 3/14/37	500,000	668,125
7.125% 3/30/19	225,000	270,000
7.35% 7/21/25	100,000	136,500
8.375% 5/3/16	100,000	108,250
8.75% 11/21/33	200,000	318,750

		1,624,375

Philippines–0.14%
Philippine Government International Bonds
5.00% 1/13/37	500,000	614,375
7.75% 1/14/31	1,000,000	1,505,590
8.375% 6/17/19	1,000,000	1,260,000
9.50% 2/2/30	300,000	505,125

		3,885,090

Poland–0.08%
Poland Government International Bonds
3.00% 3/17/23	250,000	257,250

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Poland (continued)
Poland Government International Bonds (continued)
5.00% 3/23/22	500,000	$575,625
5.125% 4/21/21	700,000	805,910
6.375% 7/15/19	380,000	447,925

		2,086,710

Republic of Korea–0.02%
Republic of Korea
3.875% 9/11/23	200,000	222,470
5.125% 12/7/16	100,000	107,353
7.125% 4/16/19	200,000	241,820

		571,643

South Africa–0.07%
South Africa Government International Bonds
4.665% 1/17/24	250,000	265,625
5.375% 7/24/44	500,000	538,550
5.875% 5/30/22	100,000	114,155
5.875% 9/16/25	200,000	229,640
6.25% 3/8/41	100,000	120,500
6.875% 5/27/19	500,000	577,450

		1,845,920

Sweden–0.03%
Svensk Exportkredit
0.625% 5/31/16	200,000	200,347
1.125% 4/5/18	300,000	299,915
5.125% 3/1/17	250,000	270,651

		770,913

Turkey–0.27%
Turkey Government International Bonds
4.875% 4/16/43	500,000	495,625
5.75% 3/22/24	200,000	223,420
6.00% 1/14/41	1,100,000	1,254,220
6.25% 9/26/22	400,000	456,000
6.625% 2/17/45	800,000	992,760
6.75% 4/3/18	1,800,000	1,997,784
7.375% 2/5/25	1,500,000	1,864,950

		7,284,759

Uruguay–0.06%
Uruguay Government International Bonds
5.10% 6/18/50	1,000,000	1,042,500
7.625% 3/21/36	250,000	355,000
8.00% 11/18/22	200,000	264,000

		1,661,500

Total Sovereign Bonds (Cost $43,181,804)		45,445,467

SUPRANATIONAL BANKS–1.65%
African Development Bank
0.75% 10/18/16	250,000	250,887

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
African Development Bank (continued)
0.875% 5/15/17	115,000	$115,264
0.875% 3/15/18	250,000	248,956
1.125% 3/15/17	200,000	201,684
1.25% 9/2/16	350,000	353,698
Andina de Fomento
4.375% 6/15/22	250,000	273,849
8.125% 6/4/19	140,000	173,648
Asian Development Bank
1.125% 3/15/17	500,000	504,143
1.375% 3/23/20	200,000	199,147
1.50% 9/28/18	400,000	405,017
1.75% 9/11/18	500,000	510,153
1.75% 3/21/19	350,000	356,604
1.875% 4/12/19	300,000	307,093
1.875% 2/18/22	600,000	604,607
5.50% 6/27/16	200,000	212,388
5.593% 7/16/18	700,000	792,282
Council of Europe Development Bank
1.125% 5/31/18	300,000	300,464
1.25% 9/22/16	200,000	202,021
1.50% 2/22/17	100,000	101,492
1.50% 6/19/17	100,000	101,471
1.75% 11/14/19	400,000	405,520
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	252,066
1.00% 6/15/18	250,000	248,842
1.00% 9/17/18	150,000	148,845
1.50% 3/16/20	250,000	250,712
1.625% 4/10/18	250,000	252,936
1.625% 11/15/18	500,000	506,063
1.875% 2/23/22	400,000	401,975
European Investment Bank
0.50% 8/15/16	1,500,000	1,501,053
0.625% 4/15/16	2,000,000	2,005,972
0.875% 4/18/17	500,000	501,997
1.00% 3/15/18	1,000,000	1,000,731
1.00% 6/15/18	1,000,000	998,797
1.125% 9/15/17	200,000	201,521
1.625% 6/15/17	1,000,000	1,017,999
1.625% 3/16/20	1,500,000	1,510,861
1.75% 6/17/19	1,500,000	1,527,423
1.875% 3/15/19	500,000	511,973
2.125% 7/15/16	200,000	204,268
2.50% 4/15/21	1,500,000	1,571,129
2.875% 9/15/20	350,000	374,454
3.25% 1/29/24	600,000	663,071
4.00% 2/16/21	400,000	452,953
4.875% 1/17/17	400,000	429,906
4.875% 2/15/36	700,000	945,328
5.125% 5/30/17	500,000	546,393
FMS Wertmanagement
0.625% 4/18/16	600,000	601,262

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
FMS Wertmanagement (continued)
1.00% 11/21/17	250,000	$250,486
1.625% 11/20/18	500,000	507,431
Inter-American Development Bank
0.875% 11/15/16	200,000	200,824
0.875% 3/15/18	500,000	498,577
1.00% 7/14/17	200,000	201,037
1.125% 3/15/17	250,000	252,279
1.25% 1/16/18	900,000	908,021
1.375% 7/15/20	1,250,000	1,241,009
1.75% 8/24/18	500,000	509,679
2.125% 11/9/20	400,000	411,730
3.00% 10/4/23	500,000	545,004
3.00% 2/21/24	400,000	434,780
3.20% 8/7/42	100,000	103,394
3.875% 2/14/20	200,000	222,921
3.875% 10/28/41	100,000	114,616
4.375% 1/24/44	56,000	71,787
5.125% 9/13/16	500,000	532,601
International Bank for Reconstruction & Development
0.50% 4/15/16	500,000	500,533
0.50% 5/16/16	600,000	600,422
0.625% 10/14/16	600,000	600,077
0.875% 4/17/17	624,000	627,907
1.00% 9/15/16	750,000	754,633
1.125% 7/18/17	150,000	151,467
1.625% 2/10/22	600,000	594,479
1.875% 3/15/19	1,000,000	1,025,330
1.875% 10/7/19	700,000	716,411
2.125% 11/1/20	1,000,000	1,031,247
2.125% 2/13/23	100,000	103,615
2.50% 11/25/24	900,000	932,975
4.75% 2/15/35	50,000	64,970
5.00% 4/1/16	300,000	313,883
7.625% 1/19/23	100,000	141,098
International Finance
0.50% 5/16/16	150,000	150,181
0.625% 11/15/16	200,000	200,013
0.625% 12/21/17	200,000	197,792
0.875% 6/15/18	1,000,000	990,000
1.00% 4/24/17	250,000	251,077
1.125% 11/23/16	300,000	302,112
1.75% 9/16/19	400,000	405,434
2.125% 11/17/17	200,000	205,513
2.25% 4/11/16	300,000	305,789
Nordic Investment Bank
0.50% 4/14/16	375,000	375,347
1.00% 3/7/17	350,000	352,167
2.25% 9/30/21	200,000	206,399

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
North American Development Bank
4.375% 2/11/20	100,000	$110,940

Total Supranational Banks (Cost $43,468,512)		44,466,905

U.S. TREASURY OBLIGATIONS–35.80%
U.S. Treasury Bonds
2.75% 8/15/42	2,600,000	2,706,642
2.75% 11/15/42	3,500,000	3,638,085
2.875% 5/15/43	12,500,000	13,320,313
3.00% 5/15/42	2,850,000	3,109,618
3.125% 11/15/41	4,000,000	4,471,876
3.125% 2/15/42	3,050,000	3,409,805
3.125% 2/15/43	9,000,000	10,051,875
3.125% 8/15/44	21,000,000	23,531,487
3.50% 2/15/39	2,650,000	3,138,594
3.625% 8/15/43	5,000,000	6,110,940
3.625% 2/15/44	3,000,000	3,668,673
3.75% 8/15/41	3,850,000	4,785,431
3.875% 8/15/40	3,750,000	4,721,190
4.25% 11/15/40	4,000,000	5,324,376
4.375% 5/15/40	2,500,000	3,378,320
4.375% 5/15/41	2,750,000	3,748,594
4.50% 5/15/38	950,000	1,293,262
4.50% 8/15/39	3,350,000	4,586,096
4.625% 2/15/40	4,100,000	5,723,666
4.75% 2/15/41	3,750,000	5,376,855
5.00% 5/15/37	3,000,000	4,361,250
5.25% 11/15/28	500,000	682,539
5.25% 2/15/29	1,200,000	1,641,844
5.375% 2/15/31	500,000	710,625
5.50% 8/15/28	500,000	695,469
6.00% 2/15/26	750,000	1,045,019
6.125% 11/15/27	800,000	1,158,625
6.125% 8/15/29	300,000	445,945
6.625% 2/15/27	750,000	1,113,223
6.75% 8/15/26	500,000	741,836
6.875% 8/15/25	1,000,000	1,464,922
U.S. Treasury Notes
0.25% 4/15/16	10,000,000	9,994,530
0.375% 5/31/16	10,000,000	10,003,910
0.50% 8/31/16	35,000,000	35,046,480
0.50% 7/31/17	9,000,000	8,966,250
0.625% 7/15/16	14,000,000	14,043,750
0.625% 8/15/16	4,000,000	4,012,188
0.625% 10/15/16	9,000,000	9,024,606
0.625% 5/31/17	4,350,000	4,350,679
0.625% 8/31/17	19,600,000	19,566,308
0.625% 9/30/17	12,500,000	12,468,750
0.625% 11/30/17	2,250,000	2,240,683
0.625% 4/30/18	4,000,000	3,964,064
0.75% 10/31/17	15,000,000	15,000,000

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.75% 12/31/17	4,000,000	$3,992,812
0.75% 2/28/18	2,500,000	2,491,993
0.75% 3/31/18	20,000,000	19,912,500
0.875% 9/15/16	4,000,000	4,025,936
0.875% 11/30/16	5,000,000	5,034,375
0.875% 12/31/16	12,200,000	12,283,875
0.875% 1/31/17	5,000,000	5,033,205
0.875% 2/28/17	6,200,000	6,239,717
0.875% 4/30/17	6,000,000	6,034,686
0.875% 1/31/18	32,500,000	32,530,485
0.875% 7/31/19	6,000,000	5,904,372
1.00% 8/31/16	4,000,000	4,033,436
1.00% 9/30/16	9,000,000	9,078,048
1.00% 10/31/16	5,250,000	5,296,347
1.00% 5/31/18	2,300,000	2,302,875
1.00% 11/30/19	28,500,000	28,070,277
1.125% 5/31/19	2,000,000	1,992,656
1.125% 4/30/20	17,000,000	16,778,201
1.25% 11/30/18	3,000,000	3,014,532
1.25% 1/31/19	3,750,000	3,764,355
1.375% 6/30/18	3,000,000	3,037,266
1.375% 7/31/18	35,000,000	35,410,165
1.375% 9/30/18	2,000,000	2,021,406
1.375% 11/30/18	3,000,000	3,029,298
1.375% 12/31/18	3,500,000	3,530,625
1.375% 1/31/20	23,000,000	23,035,926
1.50% 6/30/16	3,000,000	3,041,952
1.50% 7/31/16	5,000,000	5,073,440
1.50% 8/31/18	6,000,000	6,092,814
1.50% 12/31/18	18,300,000	18,544,470
1.625% 8/31/19	11,000,000	11,161,568
1.625% 11/15/22	16,750,000	16,590,356
1.75% 5/31/16	5,000,000	5,081,640
1.75% 10/31/18	2,000,000	2,047,188
1.75% 5/15/22	9,000,000	9,025,308
1.75% 5/15/23	25,000,000	24,867,200
1.875% 8/31/17	3,000,000	3,084,609
1.875% 9/30/17	2,000,000	2,056,406
1.875% 10/31/17	2,000,000	2,057,500
2.00% 4/30/16	6,000,000	6,108,282
2.00% 9/30/20	14,000,000	14,381,724
2.00% 8/31/21	5,000,000	5,106,250
2.00% 11/15/21	4,700,000	4,805,750
2.00% 2/15/22	8,000,000	8,165,624
2.00% 2/15/23	14,150,000	14,381,041
2.125% 8/31/20	19,000,000	19,647,178
2.125% 8/15/21	7,500,000	7,720,313
2.25% 11/30/17	3,750,000	3,895,313
2.25% 7/31/18	3,000,000	3,121,641
2.25% 3/31/21	4,500,000	4,672,265
2.375% 7/31/17	2,000,000	2,079,218
2.375% 5/31/18	4,000,000	4,177,188

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
2.375% 6/30/18	3,000,000	$3,132,423
2.375% 8/15/24	19,000,000	19,752,571
2.50% 6/30/17	1,900,000	1,978,671
2.50% 8/15/23	18,250,000	19,208,125
2.625% 4/30/16	1,000,000	1,024,922
2.625% 1/31/18	2,000,000	2,099,532
2.625% 4/30/18	3,000,000	3,155,625
2.625% 8/15/20	6,000,000	6,358,596
2.625% 11/15/20	6,500,000	6,886,951
2.75% 11/30/16	2,500,000	2,594,923
2.75% 5/31/17	3,000,000	3,137,109
2.75% 12/31/17	2,000,000	2,105,782
2.75% 2/28/18	2,500,000	2,635,353
2.75% 2/15/19	5,000,000	5,298,440
2.75% 2/15/24	24,000,000	25,723,128
2.875% 3/31/18	3,000,000	3,175,314
3.00% 8/31/16	2,000,000	2,073,594
3.00% 9/30/16	2,000,000	2,077,032
3.00% 2/28/17	2,000,000	2,093,750
3.125% 10/31/16	2,500,000	2,606,055
3.125% 1/31/17	3,500,000	3,666,523
3.125% 5/15/19	4,000,000	4,303,436
3.125% 5/15/21	3,500,000	3,810,625
3.25% 5/31/16	1,700,000	1,757,640
3.25% 6/30/16	1,500,000	1,553,907
3.25% 7/31/16	1,850,000	1,920,820
3.25% 12/31/16	2,500,000	2,620,117
3.25% 3/31/17	2,500,000	2,633,397
3.375% 11/15/19	6,500,000	7,098,201
3.50% 2/15/18	4,100,000	4,408,140
3.50% 5/15/20	4,000,000	4,413,752
3.625% 8/15/19	5,500,000	6,049,142
3.625% 2/15/20	6,000,000	6,648,750
3.625% 2/15/21	9,000,000	10,046,952
3.75% 11/15/18	3,630,000	3,973,431
3.875% 5/15/18	4,850,000	5,289,153
4.00% 8/15/18	5,550,000	6,107,170
4.25% 11/15/17	2,500,000	2,725,977
4.50% 5/15/17	1,350,000	1,461,059
4.625% 11/15/16	3,600,000	3,844,123

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.625% 2/15/17	1,700,000	$1,830,023
4.75% 8/15/17	2,500,000	2,739,845
4.875% 8/15/16	2,000,000	2,123,124
5.125% 5/15/16	1,500,000	1,580,274
6.25% 8/15/23	1,600,000	2,158,000
7.125% 2/15/23	1,000,000	1,398,828
7.25% 5/15/16	1,000,000	1,077,500
7.25% 8/15/22	500,000	694,649
7.50% 11/15/16	800,000	891,062
7.50% 11/15/24	500,000	749,179
7.625% 11/15/22	500,000	713,399
7.625% 2/15/25	500,000	760,156
7.875% 2/15/21	750,000	1,018,945
8.00% 11/15/21	1,700,000	2,376,015
8.125% 8/15/19	750,000	970,606
8.125% 5/15/21	500,000	691,601
8.125% 8/15/21	700,000	978,468
8.50% 2/15/20	150,000	200,859
8.75% 5/15/17	1,000,000	1,172,344
8.75% 5/15/20	900,000	1,228,570
8.75% 8/15/20	800,000	1,103,750
8.875% 8/15/17	750,000	895,254
8.875% 2/15/19	750,000	972,656
9.125% 5/15/18	250,000	313,613

Total U.S. Treasury Obligations (Cost $924,092,129)		963,793,731

	Number of Shares

MONEY MARKET FUND–6.68%
Dreyfus Treasury & Agency
Cash Management Fund -
Institutional Shares	179,824,641	179,824,641

Total Money Market Fund (Cost $179,824,641)		179,824,641

TOTAL VALUE OF SECURITIES–105.40% (Cost $2,724,343,270)	2,837,276,851
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.40%)	(145,374,722)

NET ASSETS APPLICABLE TO 232,029,346 SHARES OUTSTANDING–100.00%	$2,691,902,129

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $10,220,451, which represents 0.38% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of March 31, 2015. Interest rates reset periodically.

«	Includes $160,658,020 payable for securities purchased and $1,561,310 payable for fund shares redeeemed as of March 31, 2015.

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ß	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 3/31/15	Interest Income
Lincoln National	$519,687	$—	$—	$—	$529,475	$4,944

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2015.

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

GS–Goldman Sachs

LB–Lehman Brothers

NATL-RE–Insured by the National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

PSF–Guaranteed by Permanent School Fund

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Agency Mortgage-Backed Securities	$—	$758,724,627	$758,724,627
Agency Obligations	—	86,847,124	86,847,124
Commercial Mortgage-Backed Securities	—	51,918,110	51,918,110
Corporate Bonds	—	663,837,797	663,837,797
Municipal Bonds	—	22,228,856	22,228,856
Non-Agency Asset-Backed Securities	—	12,759,758	12,759,758
Regional Bonds	—	7,429,835	7,429,835
Sovereign Bonds	—	45,445,467	45,445,467
Supranational Banks	—	44,466,905	44,466,905
U.S. Treasury Obligations	—	963,793,731	963,793,731
Money Market Fund	179,824,641	—	179,824,641

Total	$179,824,641	$2,657,452,210	$2,837,276,851

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Bond Index Fund–51

LVIP SSgA Developed International 150 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.98%
Australia–6.08%
Aurizon Holdings	1,492,484	$5,493,051
Bendigo & Adelaide Bank	570,175	5,432,760
BHP Billiton	249,730	5,480,219
BHP Billiton	237,110	5,511,031
Incitec Pivot	816,464	2,521,688
Orica	365,460	5,549,243
Santos	966,655	5,228,672
Sonic Healthcare	356,534	5,538,711
Wesfarmers	168,124	5,613,948
Woolworths	252,185	5,647,059

		52,016,382

Austria–1.32%
OMV	206,026	5,652,657
voestalpine	154,095	5,637,853

		11,290,510

Belgium–1.68%
Ageas	158,551	5,695,020
Belgacom	160,889	5,630,280
Groupe Bruxelles Lambert	36,628	3,037,362

		14,362,662

Canada–1.38%
RioCan Real Estate Investment Trust	107,866	2,467,041
Shaw Communications Class B	172,896	3,879,291
Teck Resources Class B	395,863	5,431,729

		11,778,061

Denmark–1.91%
A.P. Moller - Maersk Class B	2,462	5,146,102
Carlsberg Class B	68,403	5,640,222
TDC	780,284	5,590,664

		16,376,988

Finland–1.97%
Fortum	265,524	5,563,814
Nokian Renkaat	189,509	5,648,763
UPM-Kymmene	291,058	5,655,421

		16,867,998

France–7.88%
AXA	225,210	5,669,406
Bouygues	141,959	5,573,748
Casino Guichard Perrachon	62,671	5,550,302
Cie Generale des Etablissements Michelin	57,014	5,670,809
Electricite de France	231,893	5,561,430
GDF Suez	280,833	5,545,526
Rexel	301,795	5,691,639
Sanofi	57,301	5,660,045
SCOR SE	170,725	5,759,233
TOTAL	112,388	5,587,511
Vinci	96,804	5,531,802

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Vivendi	228,055	$5,663,155

		67,464,606

Germany–4.77%
Allianz	32,702	5,678,666
Bayerische Motoren Werke	44,965	5,600,764
Daimler	59,198	5,686,121
Deutsche Lufthansa	403,245	5,647,560
Hannover Rueckversicherung	11,757	1,215,131
Muenchener Rueckversicherungs	26,306	5,653,743
Siemens	52,435	5,672,118
Volkswagen	22,063	5,673,944

		40,828,047

■Hong Kong–10.01%
Bank of East Asia	1,147,600	4,571,449
CK Hutchison Holdings	283,826	5,798,714
Hang Lung Properties	2,091,000	5,874,664
Henderson Land Development	824,046	5,788,977
Hutchison Whampoa	414,333	5,743,009
Li & Fung	6,040,000	5,897,700
Link REIT	917,881	5,662,576
MTR	1,217,958	5,792,984
New World Development	5,015,121	5,814,232
Power Assets Holdings	576,000	5,879,718
Sino Land	3,598,512	5,867,852
Sun Hung Kai Properties	371,304	5,725,318
Swire Pacific Class A	425,876	5,797,227
Swire Properties	1,759,273	5,713,843
Wharf Holdings	831,776	5,806,501

		85,734,764

Israel–1.28%
Bank Hapoalim	398,047	1,913,184
Bezeq The Israeli Telecommunication	1,793,383	3,338,194
Teva Pharmaceutical Industries	91,239	5,699,897

		10,951,275

Italy–0.66%
Eni	327,463	5,668,831

		5,668,831

Japan–25.87%
Aeon	509,100	5,583,602
Aisin Seiki	154,700	5,607,763
Bridgestone	142,723	5,713,666
Brother Industries	348,700	5,539,175
Canon	162,044	5,732,371
Daiichi Sankyo	342,900	5,448,080
FUJIFILM Holdings	160,137	5,696,174
Hitachi	819,631	5,597,026
Honda Motor	168,000	5,483,100
ITOCHU	504,400	5,457,646

LVIP SSgA Developed International 150 Fund–1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Japan Airlines	178,800	$5,561,050
Japan Tobacco	180,200	5,696,049
JFE Holdings	247,501	5,462,205
JGC	283,000	5,618,736
Kobe Steel	2,997,815	5,528,296
Komatsu	278,800	5,464,316
Konica Minolta Holdings	543,100	5,503,043
Marubeni	924,300	5,342,945
Mitsubishi	271,333	5,451,211
Mitsubishi Heavy Industries	1,014,000	5,578,377
Mitsubishi Materials	1,667,000	5,600,605
Mitsubishi Tanabe Pharma	327,700	5,620,883
Mitsubishi UFJ Financial Group	889,432	5,507,702
Mitsui	400,000	5,355,980
Mitsui OSK Lines	1,635,000	5,544,478
Mizuho Financial Group	3,054,300	5,366,969
NEC	1,916,000	5,627,166
Nissan Motor	542,450	5,516,096
Nomura Research Institute	151,300	5,683,427
Otsuka Holdings	182,882	5,720,265
Resona Holdings	1,069,134	5,304,978
Ricoh	511,200	5,557,572
Seiko Epson	293,005	5,188,649
Sekisui House	392,901	5,703,986
Sumitomo Electric Industries	423,100	5,545,261
Sumitomo Metal Mining	371,049	5,422,249
Sumitomo Mitsui Financial Group	143,900	5,511,111
Toyota Motor	79,082	5,519,298
Toyota Tsusho	206,526	5,463,272
Yamada Denki	1,369,200	5,637,339

		221,462,117

Netherlands–1.95%
Boskalis Westminster	112,629	5,552,360
Delta Lloyd	298,866	5,637,627
Royal Dutch Shell Class B	177,516	5,529,493

		16,719,480

Norway–0.65%
Statoil	315,350	5,576,525

		5,576,525

Portugal–0.64%
Energias de Portugal	1,461,793	5,475,645

		5,475,645

Singapore–4.03%
Ascendas Real Estate Investment Trust	3,067,100	5,785,053
CapitaMall Trust	3,587,700	5,743,405
Hutchison Port Holdings Trust	8,285,600	5,751,499
Keppel	864,200	5,662,072
Singapore Press Holdings	1,884,600	5,752,634

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Singapore (continued)
Wilmar International	2,428,900	$5,765,954

		34,460,617

Spain–3.27%
ACS Actividades de Construccion y
Servicios	158,455	5,609,451
Banco Santander	757,215	5,677,421
Endesa	291,626	5,630,841
Repsol	299,979	5,585,253
Telefonica	387,575	5,516,027

		28,018,993

Sweden–2.66%
Investment Kinnevik Class B	171,140	5,713,079
Investor Class B	143,437	5,709,804
Svenska Cellulosa Class B	248,032	5,699,527
TeliaSonera	887,693	5,641,043

		22,763,453

Switzerland–3.94%
Baloise Holding	42,230	5,580,995
Glencore	1,296,127	5,471,729
Novartis	57,350	5,660,473
Swiss Life Holding	22,759	5,622,541
Swiss Re	58,918	5,683,110
†Zurich Insurance Group	16,853	5,696,351

		33,715,199

United Kingdom–15.03%
Amlin	435,285	3,259,644
Anglo American	357,835	5,344,075
Antofagasta	531,689	5,751,768
AstraZeneca	82,117	5,634,552
BP	863,504	5,597,186
Centrica	1,490,747	5,575,661
Cobham	464,356	2,091,708
HSBC Holdings	662,213	5,642,807
J Sainsbury	1,456,918	5,590,612
Kingfisher	1,073,903	6,058,835
Meggitt	686,036	5,576,364
Melrose Industries	1,337,067	5,491,308
Persimmon	226,860	5,590,424
Rio Tinto	133,893	5,521,142
Rio Tinto	129,173	5,596,699
Royal Mail	870,726	5,647,510
Smiths Group	326,725	5,403,607
Standard Chartered	350,190	5,671,736
Tate & Lyle	645,241	5,718,781
Tesco	1,618,525	5,777,221
Vodafone Group	1,719,683	5,627,173
Weir Group	216,775	5,469,828
William Hill	1,019,341	5,597,283

LVIP SSgA Developed International 150 Fund–2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
WM Morrison Supermarkets	1,909,812	$5,457,945

		128,693,869

Total Common Stock (Cost $810,903,417)		830,226,022

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–2.21%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	18,936,477	$18,936,477

Total Money Market Fund (Cost $18,936,477)		18,936,477

TOTAL VALUE OF SECURITIES–99.19% (Cost $829,839,894)	849,162,499
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	6,956,611

NET ASSETS APPLICABLE TO 89,221,741 SHARES OUTSTANDING–100.00%	$856,119,110

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $324,118 cash pledged as collateral for futures contracts as of March 31, 2015.

The following foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized Appreciation (Depreciation)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date
BNP	CAD	415,000	USD	(326,399)	4/1/15	$1,233
CITI	CHF	1,365,000	JPY	(168,927,486)	4/2/15	(3,572)
CITI	HKD	98,000,000	JPY	(1,515,879,582)	4/2/15	3,302
CITI	ILS	40,900,000	JPY	(1,235,385,604)	4/2/15	(25,033)
CITI	JPY	(1,243,584,504)	SGD	14,220,000	4/6/15	(8,259)
CITI	JPY	(328,000,000)	USD	2,735,175	4/3/15	685
DB	CHF	3,072,528	EUR	(2,950,000)	4/2/15	(10,706)
HSBC	DKK	49,010,000	NOK	(57,023,135)	4/7/15	(23,168)
HSBC	NOK	(18,100,000)	USD	2,240,376	4/7/15	(6,285)
JPMC	SEK	200,000	USD	(23,182)	4/2/15	42
SCB	GBP	3,560,000	USD	(5,274,852)	4/2/15	5,799
WBC	AUD	30,100,000	JPY	(2,747,994,851)	4/8/15	1,483

						$(64,479)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
198 E-mini MSCIEAFE Index	$18,016,481	$18,116,010	6/22/15	$99,529

The use of foreign currency exchange contracts, foreign cross currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Developed International 150 Fund–3

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AUD–Australian Dollar

BNP–Banque Paribas

CAD–Canadian Dollar

CHF–Swiss Franc

CITI–Citigroup Global Markets

DB–Deutsche Bank

DKK–Danish Krone

EUR–European Monetary Unit

GBP–British Pound Sterling

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

ILS–Israeli Shekel

JPY–Japanese Yen

NOK–Norwegian Krone

REIT–Real Estate Investment Trust

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

USD–U.S. Dollar

WBC–Westpac Banking Corporation

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$—	$52,016,382	$52,016,382
Austria	—	11,290,510	11,290,510
Belgium	—	14,362,662	14,362,662
Canada	11,778,061	—	11,778,061
Denmark	—	16,376,988	16,376,988
Finland	—	16,867,998	16,867,998
France	—	67,464,606	67,464,606
Germany	—	40,828,047	40,828,047
Hong Kong	5,897,700	79,837,064	85,734,764
Israel	—	10,951,275	10,951,275
Italy	—	5,668,831	5,668,831
Japan	—	221,462,117	221,462,117
Netherlands	5,637,627	11,081,853	16,719,480
Norway	—	5,576,525	5,576,525
Portugal	—	5,475,645	5,475,645
Singapore	—	34,460,617	34,460,617
Spain	—	28,018,993	28,018,993
Sweden	—	22,763,453	22,763,453
Switzerland	—	33,715,199	33,715,199
United Kingdom	5,718,781	122,975,088	128,693,869
Money Market Fund	18,936,477	—	18,936,477

Total	$47,968,646	$801,193,853	$849,162,499

Foreign Currency Exchange Contracts	$—	$(64,479)	$(64,479)

Futures Contracts	$99,529	$—	$99,529

As a result of utilizing international fair value pricing at March 31, 2015, the majority of the Fund’s common stock was categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the

LVIP SSgA Developed International 150 Fund–4

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Developed International 150 Fund–5

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–91.20%
Brazil–6.22%
Banco do Brasil	1,003,326	$7,232,623
BR Malls Participacoes	1,343,300	7,145,750
Cia de Saneamento Basico do Estadode Sao Paulo ADR	1,121,814	6,080,232
Cia Energetica de Minas Gerais ADR	601,528	2,460,249
Cia Siderurgica Nacional	143,200	245,396
Cia Siderurgica Nacional ADR	511,904	859,999
Cyrela Brazil Realty	781,400	3,268,073
Kroton Educacional	2,187,900	7,080,516
Petroleo Brasileiro ADR	1,185,250	7,218,173
Tim Participacoes	893,200	2,974,535

		44,565,546

Chile–0.48%
Cencosud	1,434,434	3,398,770

		3,398,770

Greece–0.54%
OPAP	413,078	3,856,214

		3,856,214

¡Hong Kong–30.87%
Agricultural Bank of China	15,632,000	7,739,280
Bank of China	12,503,100	7,227,741
Bank of Communications	8,466,000	7,276,085
Belle International Holdings	6,838,000	7,982,159
China CITIC Bank	9,577,000	7,220,066
China Communications Construction	5,418,000	7,634,237
China Construction Bank	9,729,000	8,074,945
China Merchants Bank	2,932,500	7,160,107
China Minsheng Banking	5,903,000	7,198,633
China Mobile	540,500	7,044,009
China National Building Material	6,852,000	6,816,288
China Railway Construction	5,316,000	7,925,194
China Railway Group	7,967,000	8,148,553
China Resources Enterprise	3,592,000	7,042,650
China Resources Power Holdings	2,784,000	6,981,959
China Telecom	11,206,000	7,164,130
CITIC Pacific	3,875,000	6,632,386
CNOOC	5,144,000	7,259,858
COSCO Pacific	985,710	1,291,175
Country Garden Holdings	16,450,733	6,635,203
CSPC Pharmaceutical Group	8,532,000	7,219,457
Dongfeng Motor Group	4,854,000	7,763,675
Evergrande Real Estate Group	14,677,000	7,398,350
Guangzhou Automobile Group	7,650,000	7,308,313
Huaneng Power International	6,152,000	7,306,609
Industrial & Commercial Bank of China	11,075,000	8,191,981
Jiangsu Expressway	2,044,000	2,744,722
Jiangxi Copper	4,087,000	7,596,085
Longfor Properties	2,811,500	3,983,927
Shanghai Industrial Holdings	342,000	1,054,209

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
¡Hong Kong (continued)
Shanghai Pharmaceuticals Holding	1,479,900	$3,938,878
Shimao Property Holdings	3,131,500	6,570,820
Sinopharm Group	1,824,800	7,430,327
Sun Art Retail Group	2,478,000	2,158,504

		221,120,515

Hungary–0.91%
Richter Gedeon	476,277	6,534,282

		6,534,282

India–1.75%
Cairn India	375,000	1,289,723
Hindalco Industries	1,022,935	2,118,319
NTPC	1,036,717	2,444,984
Sesa Sterlite	2,200,920	6,696,945

		12,549,971

Indonesia–0.98%
Indofood Sukses Makmur	12,294,500	7,001,258

		7,001,258

Malaysia–2.41%
AMMB Holdings	2,009,600	3,447,017
IOI	5,507,500	6,825,728
UMW Holdings	1,339,800	3,926,056
YTL	6,768,100	3,051,863

		17,250,664

Mexico–0.80%
Coca-Cola Femsa	714,347	5,692,124

		5,692,124

Poland–2.32%
KGHM Polska Miedz	219,935	6,949,294
Orange Polska	619,075	1,555,349
PGE	1,242,449	6,824,573
Tauron Polska Energia	1,100,000	1,278,276

		16,607,492

Qatar–0.49%
Industries Qatar	91,183	3,475,423

		3,475,423

Republic of Korea–14.00%
CJ CheilJedang	9,487	3,230,875
Daewoo Shipbuilding & Marine Engineering	422,860	6,878,718
DGB Financial Group	632,559	6,897,092
Hyundai Mobis	31,307	6,937,927
Hyundai Motor	45,664	6,918,674
Industrial Bank of Korea	553,550	6,647,704
Kia Motors	170,546	6,933,886
KT&G	91,525	7,320,811
LG	125,913	6,952,687

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Lotte Shopping	33,050	$7,069,009
POSCO	30,323	6,630,745
Samsung Electronics	5,451	7,071,917
Shinhan Financial Group	184,620	6,939,393
SK Holdings	46,073	7,053,102
SK Telecom	27,512	6,772,956

		100,255,496

Russia–3.09%
@Gazprom ADR	1,506,895	7,093,378
Lukoil ADR	152,538	7,050,044
@Rosneft GDR	1,682,642	7,217,964
Rostelecom ADR	99,032	783,343

		22,144,729

South Africa–6.08%
AVI	725,000	4,922,374
Barloworld	568,499	4,338,583
Imperial Holdings	444,252	7,044,527
Investec	460,465	3,811,112
Life Healthcare Group Holdings	646,989	2,253,745
MTN Group	408,794	6,892,183
Netcare	651,059	2,233,017
SPAR Group	345,101	5,359,881
Tiger Brands	266,822	6,714,954

		43,570,376

Taiwan–13.47%
Asia Cement	1,927,000	2,424,018
Asustek Computer	688,000	6,924,649
AU Optronics	8,469,000	4,254,472
Cheng Shin Rubber Industry	1,619,000	3,720,757
Compal Electronics	5,268,000	4,381,583
Far Eastern New Century	1,010,000	1,042,329
Inventec	5,622,000	4,064,910
Lite-On Technology	5,110,956	6,619,419
Mega Financial Holding	8,932,000	7,407,595
Pegatron	1,179,000	3,184,761
Quanta Computer	1,489,000	3,598,193
Radiant Opto-Electronics	764,000	2,375,327
SinoPac Financial Holdings	7,882,000	3,289,394
Synnex Technology International	4,761,000	6,432,568
Taishin Financial Holding	7,385,000	3,137,815
Taiwan Cement	2,853,000	4,020,101
Taiwan Fertilizer	2,340,000	4,059,422
Teco Electric and Machinery	4,911,000	4,672,887
Uni-President Enterprises	1,514,040	2,533,232
Wistron	8,446,723	7,175,597
WPG Holdings	5,736,000	7,389,322
Yuanta Financial Holding	7,562,000	3,806,076

		96,514,427

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–3.93%
Bangkok Bank NVDR	1,244,700	$7,050,120
Charoen Pokphand Foods-Foreign	10,587,900	7,318,825
Krung Thai Bank NVDR	9,981,500	6,990,418
PTT Global Chemical NVDR	4,235,170	6,796,418

		28,155,781

Turkey–1.76%
Eregli Demir ve Celik Fabrikalari	2,957,570	4,597,361
KOC Holding	212,289	965,793
Turkiye Is Bankasi Class C	3,142,243	7,073,036

		12,636,190

United Arab Emirates–1.10%
Aldar Properties	5,274,707	3,392,015
Dubai Islamic Bank	2,679,923	4,508,349

		7,900,364

Total Common Stock (Cost $650,078,822)		653,229,622

PREFERRED STOCK–0.54%
Brazil–0.54%
Bradespar 15.91%	608,100	2,013,664
Metalurgica Gerdau 3.54%	541,600	1,852,842

Total Preferred Stock (Cost $9,105,190)		3,866,506

MONEY MARKET FUND–0.23%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,672,487	1,672,487

Total Money Market Fund (Cost $1,672,487)		1,672,487

ΔSOVEREIGN BOND–0.10%
India–0.10%
NTPC 8.49% 3/25/25	INR 43,453,850	694,981

		694,981

Total Sovereign Bond (Cost $708,168)		694,981

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–92.07% (Cost $661,564,667)	$659,463,596
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–7.93%	56,833,156

NET ASSETS APPLICABLE TO 76,144,202 SHARES OUTSTANDING–100.00%	$716,296,752

Δ	Securities have been classified by country of origin.

¢	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

«	Includes $123,620 cash pledged as collateral for futures contracts as of March 31, 2015.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $14,311,342, which represents 2.00% of the Fund’s net assets.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

						Unrealized Appreciation (Depreciation)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date
BAML	AED	5,235,000	USD	(1,425,460)	4/1/15	$(157)
BAML	QAR	2,591,000	USD	(711,715)	4/1/15	(147)
BNYM	CLP	278,555,452	USD	(451,859)	4/2/15	(5,890)
BNYM	IDR	11,899,218,453	USD	(914,797)	4/6/15	(6,806)
BNYM	INR	504,035,509	USD	(8,124,363)	4/6/15	(41,729)
BNYM	INR	(1,145,832,463)	USD	18,385,497	4/8/15	19,158
BNYM	KRW	6,291,619,857	USD	(5,705,675)	4/2/15	(32,473)
BNYM	MYR	(508,302)	USD	137,404	4/1/15	170
BNYM	MYR	2,805,212	USD	(758,263)	4/2/15	(971)
BNYM	MYR	17,407,344	USD	(4,723,069)	4/7/15	(26,072)
BNYM	THB	(48,390,860)	USD	1,488,606	4/3/15	2,235
BNYM	THB	294,458,176	USD	(9,058,162)	4/7/15	(15,959)
BNYM	TWD	125,100,000	USD	(4,000,000)	4/1/15	2,826
HSBC	AED	23,810,000	USD	(6,482,969)	4/2/15	(365)
HSBC	CZK	(151,066,977)	USD	5,873,522	4/2/15	(19,406)
HSBC	EUR	3,614,231	USD	(3,877,709)	4/2/15	9,323
HSBC	HKD	(226,000,000)	USD	29,150,758	4/2/15	(414)
HSBC	HUF	294,823,826	USD	(1,054,222)	4/2/15	826
HSBC	QAR	9,975,200	USD	(2,740,289)	4/2/15	(790)
HSBC	TRY	(52,500,000)	USD	20,185,709	4/2/15	(7,140)
HSBC	ZAR	(17,789,600)	USD	1,463,640	4/9/15	(985)
UBS	HKD	(31,200,000)	USD	4,022,962	4/1/15	(1,458)
UBS	ZAR	(86,750,000)	USD	7,126,516	4/8/15	(16,894)

						$(143,118)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
632 E-mini MSCI Emerging Markets Index	$29,520,340	$30,727,840	6/22/15	$1,207,500

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ADR–American Depositary Receipt

AED–United Arab Emirates Dirham

BAML–Bank of America Merrill Lynch

BNYM–Bank of New York Mellon

CLP–Chilean Peso

CZK–Czech Koruna

EUR–Euro

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesian Rupiah

INR–Indian Rupee

KRW–South Korean Won

MYR–Malaysian Ringgit

NVDR–Non-Voting Depositary Receipt

QAR–Qatari Riyal

THB–Thailand Baht

TRY–Turkish Lira

TWD–Taiwan Dollar

UBS–Union Bank of Switzerland

USD–U.S. Dollar

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Brazil	$44,565,546	$—	$44,565,546
Chile	3,398,770	—	3,398,770
Greece	—	3,856,214	3,856,214
Hong Kong	7,219,457	213,901,058	221,120,515
Hungary	—	6,534,282	6,534,282
India	6,696,945	5,853,026	12,549,971
Indonesia	—	7,001,258	7,001,258
Malaysia	9,877,591	7,373,073	17,250,664
Mexico	5,692,124	—	5,692,124
Poland	—	16,607,492	16,607,492
Qatar	—	3,475,423	3,475,423
Republic of Korea	7,320,811	92,934,685	100,255,496
Russia	8,001,307	14,143,422	22,144,729
South Africa	—	43,570,376	43,570,376
Taiwan	4,672,887	91,841,540	96,514,427
Thailand	—	28,155,781	28,155,781
Turkey	—	12,636,190	12,636,190
United Arab Emirates	—	7,900,364	7,900,364
Sovereign Debt	—	694,981	694,981
Money Market Fund	1,672,487	—	1,672,487
Preferred Stock	3,866,506	—	3,866,506

Total	$102,984,431	$556,479,165	$659,463,596

Foreign Currency Exchange Contracts	$—	$(143,118)	$(143,118)

Futures Contracts	$1,207,500	$—	$1,207,500

As a result of utilizing international fair value pricing at March 31, 2015, the majority of the Fund’s common stock was categorized as Level 2.

There were no Level 3 investments at the beginning or end of the period.

LVIP SSgA Emerging Markets 100 Fund–4

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Emerging Markets 100 Fund–5

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.43%
Aerospace & Defense–0.99%
L-3 Communications Holdings	101,422	$12,757,873

		12,757,873

Auto Components–2.01%
Johnson Controls	258,082	13,017,656
Lear	117,199	12,987,993

		26,005,649

Automobiles–2.98%
Ford Motor	792,946	12,798,148
General Motors	339,895	12,746,063
Harley-Davidson	211,655	12,855,925

		38,400,136

Banks–4.96%
BB&T	328,377	12,803,419
CIT Group	286,635	12,932,971
Fifth Third Bancorp	665,010	12,535,439
JPMorgan Chase	213,219	12,916,807
Regions Financial	1,363,594	12,885,963

		64,074,599

Chemicals–2.98%
Dow Chemical	270,915	12,998,502
Eastman Chemical	184,440	12,774,314
LyondellBasell Industries Class A	144,491	12,686,310

		38,459,126

Commercial Services & Supplies–0.99%
Republic Services	315,014	12,776,968

		12,776,968

Communications Equipment–3.01%
Cisco Systems	468,625	12,898,903
Juniper Networks	569,029	12,848,675
QUALCOMM	189,041	13,108,103

		38,855,681

Consumer Finance–0.99%
Navient	629,715	12,802,106

		12,802,106

Diversified Financial Services–0.98%
Voya Financial	293,799	12,665,675

		12,665,675

Diversified Telecommunication Services–0.98%
CenturyLink	367,334	12,691,390

		12,691,390

Electric Utilities–3.03%
Duke Energy	170,747	13,109,955
Entergy	165,905	12,855,978

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Exelon	390,377	$13,120,571

		39,086,504

Electrical Equipment–1.99%
Eaton	190,417	12,936,931
Emerson Electric	224,810	12,728,742

		25,665,673

Electronic Equipment, Instruments & Components–0.99%
Corning	564,978	12,813,701

		12,813,701

Energy Equipment & Services–1.00%
National Oilwell Varco	259,347	12,964,756

		12,964,756

Food & Staples Retailing–0.99%
Wal-Mart Stores	155,026	12,750,889

		12,750,889

Food Products–6.09%
Archer-Daniels-Midland	274,192	12,996,701
Bunge	161,721	13,319,342
Kellogg	201,509	13,289,518
Kraft Foods Group	150,433	13,104,971
Mondelez International	361,889	13,060,574
Smucker (J.M.)	110,894	12,833,763

		78,604,869

Health Care Equipment & Supplies–2.98%
Baxter International	186,638	12,784,703
St. Jude Medical	194,470	12,718,338
Zimmer Holdings	109,772	12,900,405

		38,403,446

Health Care Providers & Services–5.97%
Aetna	119,867	12,769,431
Anthem	83,071	12,826,993
Cigna	100,587	13,019,981
Quest Diagnostics	167,326	12,859,003
UnitedHealth Group	109,205	12,917,859
Universal Health Services Class B	108,190	12,735,045

		77,128,312

Hotels, Restaurants & Leisure–2.05%
Carnival	285,796	13,672,481
Las Vegas Sands	232,128	12,776,325

		26,448,806

Household Durables–1.05%
Horton (D.R.)	475,648	13,546,455

		13,546,455

LVIP SSgA Large Cap 100 Fund–1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Products–0.98%
Procter & Gamble	154,536	$12,662,680

		12,662,680

Industrial Conglomerates–0.98%
General Electric	511,898	12,700,189

		12,700,189

Insurance–8.90%
ACE	114,103	12,721,343
Aflac	199,922	12,797,007
American International Group	234,356	12,840,365
Cincinnati Financial	239,642	12,768,126
Everest Re Group	72,772	12,662,328
MetLife	250,990	12,687,545
Principal Financial Group	249,854	12,835,000
Prudential Financial	158,609	12,737,889
Unum Group	380,661	12,839,695

		114,889,298

IT Services–2.04%
Western Union	654,722	13,624,765
Xerox	986,407	12,675,330

		26,300,095

Leisure Products–0.99%
Mattel	557,902	12,748,061

		12,748,061

Life Sciences Tools & Services–1.00%
Agilent Technologies	311,918	12,960,193

		12,960,193

Machinery–5.92%
Caterpillar	158,927	12,718,928
Cummins	92,814	12,867,733
Deere	144,245	12,648,844
Dover	182,663	12,625,666
Parker-Hannifin	108,172	12,848,670
Stanley Black & Decker	133,830	12,762,029

		76,471,870

Media–2.98%
Comcast Class A	227,062	12,822,191
Gannett	352,054	13,054,162
Time Warner	149,830	12,651,645

		38,527,998

Metals & Mining–1.95%
Freeport-McMoRan Copper & Gold	651,029	12,336,999
Nucor	269,477	12,808,242

		25,145,241

Multiline Retail–2.04%
Kohl’s	169,290	13,246,943

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	200,681	$13,026,204

		26,273,147

Multi-Utilities–2.00%
CenterPoint Energy	621,697	12,688,836
Consolidated Edison	215,902	13,170,022

		25,858,858

Oil, Gas & Consumable Fuels–5.87%
Chevron	120,618	12,662,478
ConocoPhillips	200,744	12,498,321
Exxon Mobil	150,558	12,797,430
Marathon Oil	481,238	12,565,124
Occidental Petroleum	172,183	12,569,359
Valero Energy	200,300	12,743,086

		75,835,798

Paper & Forest Products–1.01%
International Paper	234,183	12,994,815

		12,994,815

Pharmaceuticals–2.97%
Johnson & Johnson	126,773	12,753,364
Merck	220,400	12,668,592
Pfizer	371,635	12,929,182

		38,351,138

Real Estate Investment Trusts–0.95%
Annaly Capital Management	1,173,295	12,202,268

		12,202,268

Road & Rail–0.97%
Norfolk Southern	122,173	12,574,045

		12,574,045

Semiconductors & Semiconductor Equipment–2.06%
Intel	422,043	13,197,285
Xilinx	317,535	13,431,731

		26,629,016

Software–2.97%
CA	398,839	13,006,140
Microsoft	308,058	12,524,098
Symantec	545,320	12,741,402

		38,271,640

Specialty Retail–1.97%
Best Buy	330,601	12,493,412
Staples	792,451	12,905,064

		25,398,476

Technology Hardware, Storage & Peripherals–2.89%
EMC	491,866	12,572,095
Hewlett-Packard	396,596	12,357,931

LVIP SSgA Large Cap 100 Fund–2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital	135,573	$12,338,499

		37,268,525

Textiles, Apparel & Luxury Goods–0.98%
Ralph Lauren	96,197	12,649,905

		12,649,905

Total Common Stock (Cost $1,143,507,588)		1,283,615,870

MONEY MARKET FUND–1.05%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	13,563,705	13,563,705

Total Money Market Fund (Cost $13,563,705)		13,563,705

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENT–0.14%
≠U.S. Treasury Obligations–0.14%
U.S. Treasury Bill
¥ 0.005% 4/16/15	1,760,000	$1,760,000

Total Short-Term Investment (Cost $1,759,998)		1,760,000

TOTAL VALUE OF SECURITIES–100.62% (Cost $1,158,831,291)	1,298,939,575
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.62%)	(7,951,213)

NET ASSETS APPLICABLE TO 79,627,833 SHARES OUTSTANDING–100.00%	$1,290,988,362

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
169 E-mini S&P 500 Index	$17,383,016	$17,413,760	6/22/15	$30,744

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$1,283,615,870	$—	$1,283,615,870
Money Market Fund	13,563,705	—	13,563,705
Short-Term Investments	—	1,760,000	1,760,000

Total	$1,297,179,575	$1,760,000	$1,298,939,575

Futures Contracts	$30,744	$—	$30,744

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

LVIP SSgA Large Cap 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Large Cap 100 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.51%
Aerospace & Defense–0.50%
National Presto Industries	18,553	$1,176,075

		1,176,075

Auto Components–0.48%
Superior Industries International	60,250	1,140,533

		1,140,533

Banks–1.97%
First Niagara Financial Group	130,571	1,154,248
Hancock Holding	39,400	1,176,484
Trustmark	48,200	1,170,296
Valley National Bancorp	123,000	1,161,120

		4,662,148

Biotechnology–0.98%
PDL BioPharma	163,300	1,148,815
†Xencor	77,200	1,182,704

		2,331,519

Building Products–0.51%
Universal Forest Products	21,600	1,198,368

		1,198,368

Capital Markets–1.45%
Arlington Asset Investment Class A	46,083	1,108,757
Calamos Asset Management Class A	74,700	1,004,715
Fidus Investment	15,600	239,772
Gladstone Capital	27,600	243,156
Gladstone Investment	41,800	309,320
Golub Capital	6,900	121,095
MCG Capital	49,000	194,040
Medallion Financial	9,200	85,192
Solar Senior Capital	8,600	138,546

		3,444,593

Chemicals–0.99%
Huntsman	53,700	1,190,529
Kronos Worldwide	91,600	1,158,740

		2,349,269

Commercial Services & Supplies–4.22%
Brady Class A	41,778	1,181,900
Civeo	445,800	1,132,332
Ennis	82,983	1,171,720
Kimball International Class B	78,900	826,872
McGrath RentCorp	35,264	1,160,538
Quad Graphics	50,576	1,162,236
Tetra Tech	47,700	1,145,754
United Stationers	28,964	1,187,234
Viad	37,400	1,040,468

		10,009,054

Communications Equipment–2.55%
ADTRAN	63,000	1,176,210

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
Black Box	55,113	$1,153,515
Comtech Telecommunications	40,310	1,166,975
Harris	15,800	1,244,408
†NETGEAR	36,060	1,185,653
TESSCO Technologies	4,400	108,504

		6,035,265

Diversified Consumer Services–0.97%
DeVry Education Group	34,600	1,154,256
Graham Holdings	1,100	1,154,593

		2,308,849

Diversified Telecommunication Services–0.50%
†Iridium Communications	122,450	1,188,989

		1,188,989

Electric Utilities–0.99%
Empire District Electric	46,985	1,166,168
Westar Energy	30,507	1,182,451

		2,348,619

Electrical Equipment–0.49%
Global Power Equipment Group	84,554	1,116,113
Preformed Line Products	1,278	53,842

		1,169,955

Electronic Equipment, Instruments & Components–3.80%
Avnet	26,523	1,180,273
AVX	81,529	1,163,419
CTS	47,900	861,721
Daktronics	97,800	1,057,218
†Fabrinet	62,467	1,186,248
†Kimball Electronics	66,000	933,240
Park Electrochemical	11,500	247,940
SYNNEX	15,230	1,176,517
Vishay Intertechnology	86,525	1,195,776

		9,002,352

Energy Equipment & Services–3.34%
Atwood Oceanics	40,400	1,135,644
CARBO Ceramics	37,700	1,150,227
Diamond Offshore Drilling	43,218	1,157,810
†Hornbeck Offshore Services	58,400	1,098,504
Nabors Industries	84,700	1,156,155
Rowan	63,900	1,131,669
Tidewater	57,203	1,094,865

		7,924,874

Food & Staples Retailing–0.68%
Andersons	28,500	1,179,045
†Roundy’s	17,800	87,042
Weis Markets	7,000	348,320

		1,614,407

LVIP SSgA Small-Mid Cap 200 Fund–1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products–1.48%
Cal-Maine Foods	29,800	$1,163,988
Fresh Del Monte Produce	30,061	1,169,674
Sanderson Farms	14,800	1,178,820

		3,512,482

Gas Utilities–0.50%
AGL Resources	23,800	1,181,670

		1,181,670

Health Care Equipment & Supplies–4.99%
Analogic	12,812	1,164,611
CONMED	23,394	1,181,163
CryoLife	115,674	1,199,539
DENTSPLY International	22,879	1,164,312
†Greatbatch	20,800	1,203,280
†Halyard Health	23,800	1,170,960
Hill-Rom Holdings	24,210	1,186,290
Meridian Bioscience	60,400	1,152,432
STERIS	16,861	1,184,822
†Symmetry Surgical	5,200	38,116
Teleflex	9,650	1,166,009

		11,811,534

Health Care Providers & Services–5.95%
Chemed	9,519	1,136,569
Ensign Group	25,425	1,191,415
†IPC Healthcare	25,170	1,173,929
Kindred Healthcare	49,348	1,173,989
†LHC Group	36,936	1,219,996
†Magellan Health	16,921	1,198,345
Omnicare	15,212	1,172,237
Owens & Minor	34,232	1,158,411
Patterson	23,866	1,164,422
Select Medical Holdings	78,838	1,169,168
†Triple-S Management Class B	57,947	1,151,986
U.S. Physical Therapy	24,800	1,178,000

		14,088,467

Health Care Technology–0.91%
Quality Systems	73,100	1,168,138
†Vocera Communications	100,700	998,944

		2,167,082

Hotels, Restaurants & Leisure–0.50%
Marcus	55,528	1,182,191

		1,182,191

Household Durables–3.54%
CSS Industries	39,598	1,193,880
Ethan Allen Interiors	44,600	1,232,744
KB Home	76,400	1,193,368
MDC Holdings	42,270	1,204,695
NACCO Industries Class A	21,943	1,162,760
PulteGroup	53,647	1,192,573

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
Ryland Group	24,755	$1,206,559

		8,386,579

Household Products–0.42%
Orchids Paper Products	36,600	986,736

		986,736

Insurance–5.37%
Aspen Insurance Holdings	24,600	1,161,858
Assurant	18,800	1,154,508
Assured Guaranty	44,800	1,182,272
Axis Capital Holdings	22,400	1,155,392
Endurance Specialty Holdings	18,340	1,121,308
Meadowbrook Insurance Group	21,400	181,900
Old Republic International	78,410	1,171,445
OneBeacon Insurance Group Class A	59,400	903,474
PartnerRe	10,200	1,166,166
Safety Insurance Group	19,561	1,168,770
Symetra Financial	50,300	1,180,038
Validus Holdings	27,737	1,167,728

		12,714,859

Internet Software & Services–0.43%
†Liquidity Services	88,700	876,356
†QuinStreet	25,200	149,940

		1,026,296

IT Services–3.04%
Brocade Communications Systems	99,800	1,184,127
Computer Task Group	16,400	119,884
CSG Systems International	38,712	1,176,458
DST Systems	10,876	1,204,082
InterActiveCorp	17,400	1,173,978
Leidos Holdings	27,745	1,164,180
ManTech International Class A	34,777	1,180,331

		7,203,040

Life Sciences Tools & Services–0.49%
PerkinElmer	22,872	1,169,674

		1,169,674

Machinery–5.64%
AGCO	24,748	1,178,995
American Railcar Industries	23,300	1,158,709
Briggs & Stratton	59,007	1,212,004
Hyster-Yale Materials Handling	16,000	1,172,640
Joy Global	29,456	1,154,086
Kadant	3,300	173,613
Kennametal	33,909	1,142,394
Miller Industries	10,900	267,050
Oshkosh	24,400	1,190,476
SPX	13,800	1,171,620
Terex	43,700	1,161,983
Timken	28,100	1,184,134

LVIP SSgA Small-Mid Cap 200 Fund–2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Trinity Industries	33,600	$1,193,136

		13,360,840

Media–3.50%
AMC Entertainment Holdings	33,300	1,181,817
Dolby Laboratories Class A	30,400	1,160,064
Harte-Hanks	148,620	1,159,236
†Media General	72,800	1,200,472
Meredith	21,364	1,191,470
Scholastic	30,469	1,247,401
Time	51,700	1,160,148

		8,300,608

Metals & Mining–3.49%
Commercial Metals	75,600	1,223,964
Kaiser Aluminum	15,207	1,169,266
Reliance Steel & Aluminum	19,321	1,180,127
Schnitzer Steel Industries	75,154	1,191,942
TimkenSteel	44,600	1,180,562
United States Steel	46,500	1,134,600
Worthington Industries	44,200	1,176,162

		8,256,623

Multi-Utilities–1.00%
Avista	34,900	1,192,882
SCANA	21,260	1,169,087

		2,361,969

Oil, Gas & Consumable Fuels–1.79%
†Approach Resources	155,600	1,025,404
Denbury Resources	145,832	1,063,115
Murphy Oil	24,400	1,137,040
†Rex Energy	274,300	1,020,396

		4,245,955

Paper & Forest Products–0.91%
Domtar	24,700	1,141,634
†Veritiv	22,900	1,010,577

		2,152,211

Pharmaceuticals–0.44%
†Endocyte	167,400	1,047,924

		1,047,924

Professional Services–0.50%
CDI	84,656	1,189,417

		1,189,417

Real Estate Investment Trusts–10.17%
AG Mortgage Investment Trust	62,100	1,169,964
American Capital Mortgage Investment	62,800	1,127,888
Anworth Mortgage Asset	220,728	1,123,506

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Apollo Commercial Real Estate Finance	65,861	$1,131,492
Apollo Residential Mortgage	71,500	1,140,425
Ares Commercial Real Estate	103,166	1,139,984
Capstead Mortgage	94,799	1,115,784
Chimera Investment	354,181	1,112,128
CYS Investments	130,200	1,160,082
Dynex Capital	137,799	1,167,158
Hatteras Financial	64,400	1,169,504
JAVELIN Mortgage Investment	9,400	71,064
MFA Financial	147,468	1,159,098
New Residential Investment	76,291	1,146,654
New York Mortgage Trust	148,990	1,156,162
PennyMac Mortgage Investment Trust	54,113	1,152,066
Redwood Trust	62,468	1,116,303
Resource Capital	247,261	1,122,565
Select Income REIT	46,550	1,163,285
Starwood Property Trust	47,310	1,149,633
Two Harbors Investment	106,734	1,133,515
Western Asset Mortgage Capital	77,093	1,162,562

		24,090,822

Real Estate Management & Development–0.49%
Altisource Residential	55,400	1,155,644

		1,155,644

Semiconductors & Semiconductor Equipment–4.26%
Brooks Automation	99,040	1,151,835
†First Solar	19,362	1,157,654
Integrated Silicon Solution	64,300	1,150,327
Intersil Class A	82,800	1,185,696
IXYS	75,100	925,232
Marvell Technology Group	77,150	1,134,105
MKS Instruments	34,075	1,152,076
Pericom Semiconductor	68,400	1,058,148
Teradyne	62,600	1,180,010

		10,095,083

Software–1.68%
Ebix	38,832	1,179,716
†EnerNOC	105,700	1,204,980
Epiq Systems	22,200	398,046
Mentor Graphics	49,727	1,194,940

		3,977,682

Specialty Retail–5.33%
Abercrombie & Fitch	52,700	1,161,508
Big 5 Sporting Goods	87,702	1,163,806
†Christopher & Banks	152,400	847,344
Destination Maternity	73,133	1,101,383
Finish Line Class A	48,200	1,181,864
GameStop Class A	29,722	1,128,247
Group 1 Automotive	13,833	1,194,203

LVIP SSgA Small-Mid Cap 200 Fund–3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Guess	60,710	$1,128,599
Penske Automotive Group	23,300	1,199,717
Rent-A-Center	42,396	1,163,346
Shoe Carnival	5,300	156,032
Sonic Automotive Class A	48,100	1,197,690

		12,623,739

Technology Hardware, Storage & Peripherals–0.48%
Lexmark International Class A	26,756	1,132,849

		1,132,849

Textiles, Apparel & Luxury Goods–0.58%
Movado Group	48,000	1,368,960

		1,368,960

Thrifts & Mortgage Finance–2.31%
Federal Agricultural Mortgage Class C	34,800	981,012
Home Loan Servicing Solutions	67,415	1,115,044
New York Community Bancorp	69,400	1,161,062
Northwest Bancshares	98,800	1,170,780
Oritani Financial	71,400	1,038,870

		5,466,768

Tobacco–0.50%
Universal	25,212	1,188,998

		1,188,998

Trading Companies & Distributors–2.91%
Aceto	47,900	1,053,800
Aircastle	52,289	1,174,411
Applied Industrial Technologies	26,600	1,206,044

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†CAI International	46,773	$1,149,213
GATX	20,100	1,165,398
TAL International Group	28,197	1,148,464

		6,897,330

Wireless Telecommunication Services–0.49%
Spok Holdings	60,169	1,153,440

		1,153,440

Total Common Stock (Cost $224,952,923)		233,402,341

MONEY MARKET FUND–1.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,066,019	4,066,019

Total Money Market Fund (Cost $4,066,019)		4, 066,019

	Principal Amount°

SHORT-TERM INVESTMENT–0.10%
≠U.S. Treasury Obligations–0.10%
U.S. Treasury Bill
¥ 0.015% 6/4/15	250,000	249,996

Total Short-Term Investment (Cost $250,000)		249,996

TOTAL VALUE OF SECURITIES–100.33% (Cost $229,268,942)	237,718,356
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(777,362)

NET ASSETS APPLICABLE TO 15,233,095 SHARES OUTSTANDING–100.00%	$236,940,994

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for derivatives.

LVIP SSgA Small-Mid Cap 200 Fund-4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
14	E-mini Russell 2000 Index	$1,720,953	$1,748,460	6/22/15	$27,507
18	E-mini S&P MidCap 400 Index	2,689,342	2,735,640	6/22/15	46,298

		$4,410,295			$73,805

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$233,402,341	$—	$233,402,341
Money Market Fund	4,066,019	—	4,066,019
Short-Term Investments	—	249,996	249,996

Total	$237,468,360	$249,996	$237,718,356

Futures Contracts	$73,805	$—	$73,805

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Small-Mid Cap 200 Fund-5

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–53.85%
Equity Funds–21.65%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	8,094,740	$131,288,587
LVIP SSgA S&P 500 Index Fund	4,078,707	60,291,449
LVIP SSgA Small-Cap Index Fund	366,185	10,307,745
LVIP SSgA Small-Mid Cap 200 Fund	1,632,046	25,402,796

		227,290,577

Fixed Income Fund–15.45%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	13,975,252	162,154,853

		162,154,853

International Equity Funds–16.75%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	12,027,878	115,443,576
LVIP SSgA Emerging Markets 100 Fund	1,074,963	10,107,873
LVIP SSgA International Index Fund	5,522,191	50,318,207

		175,869,656

Total Affiliated Investment Companies (Cost $474,865,344)		565,315,086

UNAFFILIATED INVESTMENT COMPANIES–45.57%
Equity Funds–14.44%
Financial Select Sector SPDR® Fund	836,101	20,158,395
Health Care Select Sector SPDR® Fund	278,217	20,170,733
SPDR® Dow Jones REIT ETF	163,943	15,504,089

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® S&P 500 ETF	144,456	$29,820,052
SPDR® S&P 600 Small Cap ETF	146,307	15,859,679
Technology Select Sector SPDR® Fund	473,011	19,601,576
WisdomTree Japan Hedged Equity Fund	552,857	30,473,478

		151,588,002

Fixed Income Funds–19.76%
SPDR® Barclays Aggregate Bond ETF	857,006	50,529,074
SPDR® Barclays High Yield Bond ETF	509,124	19,967,843
SPDR® Barclays TIPS ETF	1,160,451	65,797,572
SPDR® DB International Government Inflation-Protected Bond ETF	89,307	4,872,590
Vanguard Long-Term Bond ETF	688,729	66,310,828

		207,477,907

International Equity Funds–5.32%
SPDR® S&P Emerging Markets ETF	159,443	10,239,429
SPDR® S&P World ex-US ETF	1,615,403	45,602,827

		55,842,256

Money Market Fund–6.05%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	63,550,330	63,550,330

		63,550,330

Total Unaffiliated Investment Companies (Cost $450,640,123)		478,458,495

TOTAL VALUE OF SECURITIES–99.42% (Cost $925,505,467)	1,043,773,581
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	6,096,932

NET ASSETS APPLICABLE TO 86,348,095 SHARES OUTSTANDING–100.00%	$1,049,870,513

*	Standard Class shares.

«	Includes $7,764,741 cash and $393,561 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

LVIP SSgA Global Tactical Allocation RPM Fund–1

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(99)	British Pound Currency	$(9,224,671)	$(9,180,394)	6/18/15	$44,277
(222)	E-mini MSCI Emerging Markets Index	(10,478,589)	(10,793,640)	6/22/15	(315,051)
(115)	E-mini Russell 2000 Index	(14,029,474)	(14,362,350)	6/22/15	(332,876)
(448)	E-mini S&P 500 Index	(45,726,809)	(46,161,920)	6/22/15	(435,111)
(111)	Euro Currency	(14,926,788)	(14,921,175)	6/18/15	5,613
(387)	Euro STOXX 50 Index	(14,937,032)	(15,112,190)	6/22/15	(175,158)
(90)	FTSE 100 Index	(9,015,478)	(8,980,646)	6/22/15	34,832
(104)	Japanese Yen Currency	(10,850,421)	(10,849,800)	6/18/15	621
(67)	Nikkei 225 Index (OSE)	(10,647,825)	(10,729,607)	6/12/15	(81,782)

		$(139,837,087)			$(1,254,635)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

REIT–Real Estate Investment Trust

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$1,043,773,581

Futures Contracts	$(1,254,635)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP SSgA Global Tactical Allocation Managed Volatility Fund.

LVIP SSgA Global Tactical Allocation RPM Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.92%
Australia–7.28%
AGL Energy	127,435	$1,475,228
ALS	57,681	216,643
Alumina	445,290	541,844
Amcor	202,424	2,156,677
AMP	484,656	2,365,379
APA Group	208,320	1,432,752
Asciano	155,556	748,017
ASX	33,510	1,054,203
Aurizon Holdings	359,343	1,322,553
AusNet Services	244,760	271,624
Australia & New Zealand Banking Group	477,966	13,296,232
Bank of Queensland	54,020	566,026
Bendigo & Adelaide Bank	73,184	697,314
BHP Billiton	556,812	12,941,706
BHP Billiton	368,248	8,081,046
Boral	130,004	630,143
Brambles	273,963	2,395,705
Caltex Australia	21,130	560,741
Coca-Cola Amatil	102,339	837,830
Cochlear	8,574	589,396
Commonwealth Bank of Australia	280,272	19,878,569
Computershare	73,999	715,216
Crown Resorts	59,112	599,945
CSL	80,820	5,653,988
Dexus Property Group	145,229	836,036
Federation Centres	245,337	566,279
Flight Centre Travel Group	8,399	252,774
Fortescue Metals Group	243,687	360,706
Goodman Group	320,244	1,541,922
GPT Group	277,959	965,387
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	112,540	380,363
Healthscope	228,851	532,007
Iluka Resources	71,132	458,482
Incitec Pivot	285,136	880,656
Insurance Australia Group	394,306	1,825,119
Leighton Holdings	17,957	287,719
Lend Lease Group	94,753	1,196,708
Macquarie Group	48,416	2,814,064
†Medibank	527,768	930,732
Mirvac Group	599,563	915,421
National Australia Bank	410,920	12,028,606
†Newcrest Mining	141,761	1,429,638
Novion Property Group	315,644	601,252
Orica	59,674	906,106
Origin Energy	184,608	1,582,311
†Qantas Airways	94,179	223,369
QBE Insurance Group	242,521	2,397,118
Ramsay Health Care	21,099	1,077,152
REA Group	8,246	302,038
Santos	163,295	883,269

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Scentre Group	950,611	$2,700,354
Seek	55,169	715,260
Sonic Healthcare	60,784	944,272
Stockland	434,960	1,485,981
Suncorp Group	215,966	2,214,501
Sydney Airport	174,088	685,023
Tabcorp Holdings	157,922	568,955
Tatts Group	242,800	734,514
Telstra	750,734	3,603,630
Toll Holdings	118,261	795,615
TPG Telecom	40,572	281,648
Transurban Group	302,822	2,192,553
Treasury Wine Estates	126,488	491,426
Wesfarmers	196,205	6,551,621
Westfield	353,094	2,558,745
Westpac Banking	538,414	16,092,709
Woodside Petroleum	127,500	3,340,145
Woolworths	214,761	4,809,041
WorleyParsons	29,413	212,854

		166,182,858

Austria–0.19%
ANDRITZ	13,432	802,135
Erste Group Bank	48,008	1,180,460
=IMMOEAST	13,053	0
†IMMOFINANZ	155,075	456,810
OMV	22,930	629,122
Raiffeisen Bank International	19,247	267,528
Vienna Insurance Group	5,870	259,952
voestalpine	18,078	661,417

		4,257,424

Belgium–1.30%
Ageas	37,789	1,357,349
Anheuser-Busch InBev	139,172	17,005,163
*=Anheuser-Busch InBev VVPR Strip	1,896	0
Belgacom	23,376	818,039
Colruyt	11,778	512,707
Delhaize Group	19,030	1,709,975
Groupe Bruxelles Lambert	15,148	1,256,142
†KBC Groep	43,789	2,706,766
Solvay Class A	11,016	1,592,660
†Telenet Group Holding	7,983	439,350
UCB	22,480	1,624,282
Umicore	15,771	658,802

		29,681,235

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	270,290

		270,290

Denmark–1.63%
A.P. Moller - Maersk Class A	643	1,305,696

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
A.P. Moller - Maersk Class B	1,280	$2,675,471
Carlsberg Class B	17,731	1,462,023
Coloplast Class B	20,362	1,538,240
Danske Bank	116,786	3,078,826
DSV	28,607	889,065
†ISS	18,465	582,010
Novo Nordisk Class B	347,438	18,547,422
Novozymes Class B	39,462	1,801,388
Pandora	19,333	1,760,162
TDC	153,000	1,096,231
Tryg	3,270	384,577
Vestas Wind Systems	41,346	1,704,721
†William Demant Holding	3,899	331,056

		37,156,888

Finland–0.84%
Elisa	21,162	531,552
Fortum	73,886	1,548,214
Kone Class B	52,497	2,328,165
Metso	16,203	473,487
Neste Oil	23,689	621,714
Nokia	639,361	4,875,880
Nokian Renkaat	19,229	573,166
Orion Class B	16,843	474,853
Sampo Class A	79,121	3,991,478
Stora Enso Class R	87,244	897,213
UPM-Kymmene	90,038	1,749,489
Wartsila	23,154	1,024,302

		19,089,513

France–9.29%
Accor	28,706	1,497,184
Aeroports de Paris	4,250	508,072
Air Liquide	58,479	7,529,952
Airbus Group	100,135	6,511,078
†Alcatel-Lucent	458,117	1,722,593
†Alstom	34,453	1,060,357
Arkema	12,795	1,013,477
AtoS	13,576	934,693
AXA	308,210	7,758,836
BNP Paribas	184,053	11,200,977
Bollore	79,600	424,205
†Bollore Class NEW	300	1,574
Bouygues	30,962	1,215,664
Bureau Veritas	34,457	739,404
Cap Gemini	23,724	1,946,716
Carrefour	108,000	3,608,622
Casino Guichard Perrachon	8,803	779,616
Christian Dior	8,860	1,667,920
Cie de Saint-Gobain	78,385	3,442,314
Cie Generale des Etablissements Michelin	32,338	3,216,449

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
CNP Assurances	27,678	$485,193
Credit Agricole	180,111	2,647,216
Danone	98,439	6,636,795
Dassault Systemes	20,356	1,377,837
Edenred	32,232	804,334
Electricite de France	37,423	897,506
Essilor International	35,122	4,033,287
Eurazeo	5,472	375,081
Eutelsat Communications	26,686	885,372
Fonciere Des Regions	4,115	407,559
†Fonciere Des Regions	257	24,806
GDF Suez	246,448	4,866,535
Gecina	5,042	682,063
Groupe Eurotunnel	75,374	1,080,765
Hermes International	4,846	1,711,366
ICADE	5,292	478,196
Iliad	4,074	952,075
Imerys	5,370	394,087
JCDecaux	10,481	353,002
Kering	13,190	2,575,416
Klepierre	26,897	1,321,053
Lafarge	33,634	2,186,975
Lagardere	18,306	550,297
Legrand	46,259	2,506,213
L’Oreal	42,669	7,860,693
LVMH Moet Hennessy Louis Vuitton	48,686	8,569,506
Natixis	171,606	1,285,669
†Numericable-SFR	18,274	997,182
Orange	324,911	5,218,899
Pernod-Ricard	37,420	4,425,429
†Peugeot	75,557	1,263,216
Publicis Groupe	32,603	2,516,005
Remy Cointreau	3,794	279,479
Renault	34,501	3,134,310
Rexel	43,641	823,038
Safran	46,960	3,281,778
Sanofi	205,636	20,312,194
Schneider Electric	89,185	6,941,559
SCOR SE	22,969	774,836
Societe BIC	4,470	636,962
Societe Generale	123,448	5,961,428
Sodexo	15,633	1,525,022
Suez Environnement	46,507	800,837
Technip	19,488	1,179,006
Thales	17,875	991,933
TOTAL	370,167	18,403,318
Unibail-Rodamco	17,253	4,659,800
Valeo	13,495	2,013,224
Vallourec	18,537	452,526
Veolia Environnement	69,734	1,319,165
Vinci	80,958	4,626,293
Vivendi	207,176	5,144,679

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Wendel	4,961	$591,437
Zodiac Aerospace	31,381	1,038,483

		212,040,638

Germany–8.72%
adidas	36,422	2,876,536
Allianz	79,129	13,740,663
Axel Springer	6,481	382,591
BASF	159,175	15,760,550
Bayer	142,934	21,389,175
Bayerische Motoren Werke	56,325	7,015,746
Beiersdorf	18,607	1,613,705
Brenntag	27,756	1,658,579
Celesio	9,059	267,559
†Commerzbank	169,160	2,324,893
Continental	18,901	4,451,947
Daimler	166,783	16,019,940
Deutsche Annington Immobilien	59,156	1,993,788
Deutsche Bank	233,970	8,110,378
Deutsche Boerse	32,437	2,647,642
Deutsche Lufthansa	35,835	501,879
Deutsche Post	169,673	5,287,127
Deutsche Telekom	552,320	10,104,045
Deutsche Wohnen	46,841	1,198,263
E.ON	340,349	5,061,566
Fraport	6,547	391,137
Fresenius	67,023	3,996,419
Fresenius Medical Care	37,748	3,138,264
GEA Group	33,906	1,630,211
Hannover Rueckversicherung	9,135	944,137
HeidelbergCement	22,809	1,804,124
Henkel	20,647	2,131,019
HUGO BOSS	9,660	1,173,828
Infineon Technologies	198,849	2,366,133
K+S	32,389	1,055,496
†Kabel Deutschland Holding	3,440	446,622
LANXESS	13,318	708,450
Linde	31,621	6,431,304
MAN	6,236	656,580
Merck	23,284	2,606,380
METRO	31,210	1,057,899
Muenchener Rueckversicherungs Class R	29,448	6,329,028
OSRAM Licht	12,830	635,241
ProSiebenSat.1 Media	40,068	1,960,207
†QIAGEN	44,456	1,115,804
RWE	84,832	2,160,219
SAP	159,970	11,564,362
Siemens	137,278	14,849,948
Symrise	21,484	1,354,896
Telefonica Deutschland Holding	86,810	499,287
ThyssenKrupp	82,203	2,152,491

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany (continued)
TUI Class DI	84,794	$1,487,583
United Internet	20,046	910,042
Volkswagen	4,562	1,173,210

		199,136,893

¢Hong Kong–3.06%
AIA Group	2,089,600	13,119,523
ASM Pacific Technology	34,000	353,892
Bank of East Asia	205,272	817,698
BOC Hong Kong Holdings	606,500	2,163,059
Cathay Pacific Airways	188,000	435,041
Cheung Kong Infrastructure Holdings	95,000	815,936
CK Hutchison Holdings	238,000	4,862,464
CLP Holdings	329,500	2,879,871
First Pacific	369,750	369,147
Galaxy Entertainment Group	422,000	1,916,025
Hang Lung Properties	349,000	980,515
Hang Seng Bank	125,100	2,264,168
Henderson Land Development	164,608	1,156,382
HKT Trust	420,592	541,971
Hong Kong & China Gas	1,130,885	2,618,618
Hong Kong Exchanges & Clearing	190,135	4,660,638
Hutchison Whampoa	365,000	5,059,211
Hysan Development	120,850	529,721
Kerry Logistics Network	15	22
Kerry Properties	101,531	352,440
Li & Fung	916,000	894,419
Link REIT	413,715	2,552,284
MGM China Holdings	135,995	255,505
MTR	238,339	1,133,614
New World Development	840,443	974,359
Noble Group	676,155	452,897
NWS Holdings	269,593	449,033
PCCW	636,596	389,008
Power Assets Holdings	228,000	2,327,388
Sands China	396,668	1,640,315
Shangri-La Asia	254,166	349,059
Sino Land	451,405	736,076
SJM Holdings	287,591	375,615
Sun Hung Kai Properties	281,005	4,332,954
Swire Pacific Class A	117,000	1,592,660
Swire Properties	170,761	554,605
Techtronic Industries	269,000	906,906
#†WH Group 144A	741,639	421,260
Wharf Holdings	268,000	1,870,867
Wheelock	155,000	792,063
Wynn Macau	271,153	585,995
Yue Yuen Industrial Holdings	118,500	419,305

		69,902,529

Ireland–1.04%
=Anglo Irish Bank	3,965	0

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Ireland (continued)
†Bank of Ireland	4,858,979	$1,854,279
CRH	131,646	3,443,557
Experian	172,105	2,848,760
James Hardie Industries CDI	69,632	805,438
Kerry Group Class A	25,979	1,746,195
Shire	100,074	7,977,942
WPP	225,351	5,117,689

		23,793,860

Israel–0.59%
Bank Hapoalim	181,640	873,039
†Bank Leumi Le-Israel BM	232,588	862,152
Bezeq The Israeli Telecommunication	354,913	660,633
Delek Group	735	189,079
Israel	558	194,282
Israel Chemicals	69,597	494,099
†Mizrahi Tefahot Bank	17,430	176,805
NICE Systems	11,008	671,644
Teva Pharmaceutical Industries	149,146	9,317,473

		13,439,206

Italy–2.05%
Assicurazioni Generali	200,324	3,939,537
Atlantia	73,410	1,928,131
†Banca Monte Dei Paschi Di Siena	637,089	422,907
†Banco Popolare	55,320	861,335
Enel	1,123,473	5,076,150
Enel Green Power	280,471	523,080
Eni	431,026	7,461,647
EXOR	15,044	682,525
†Finmeccanica	67,349	800,129
Intesa Sanpaolo	2,136,216	7,251,672
Intesa Sanpaolo RSP	202,428	628,829
Luxottica Group	30,110	1,907,393
Mediobanca	113,127	1,082,545
Pirelli & C	39,571	655,130
Prysmian	33,255	685,509
†Saipem	39,228	399,101
Snam	360,146	1,748,523
†Telecom Italia	1,671,810	1,957,890
Telecom Italia RSP	970,500	912,746
Terna Rete Elettrica Nazionale	283,703	1,249,503
UniCredit	750,636	5,091,229
Unione di Banche Italiane SCpA	134,094	1,046,005
UnipolSai	165,713	482,269

		46,793,785

Japan–21.59%
ABC-Mart	4,800	280,683
†Acom	83,400	289,159
Advantest	23,400	294,965
Aeon	123,300	1,352,304
AEON Financial Service	19,500	491,829

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Aeon Mall	16,390	$324,519
Air Water	24,000	428,515
Aisin Seiki	30,700	1,112,853
Ajinomoto	100,000	2,193,478
Alfresa Holdings	29,600	417,033
Amada	49,000	471,826
ANA Holdings	199,000	532,668
Aozora Bank	189,000	669,810
Asahi Glass	163,000	1,067,471
Asahi Group Holdings	70,000	2,219,222
Asahi Kasei	228,000	2,176,952
Asics	29,200	794,468
Astellas Pharma	366,500	6,004,065
Bank of Kyoto	61,000	639,229
Bank of Yokohama	191,000	1,118,432
Benesse Holdings	10,300	323,964
Bridgestone	111,800	4,475,718
Brother Industries	35,000	555,983
Calbee	12,400	538,221
Canon	192,900	6,823,914
Casio Computer	39,300	744,282
Central Japan Railway	24,900	4,499,169
Chiba Bank	128,000	937,964
Chiyoda	27,000	230,612
Chubu Electric Power	101,800	1,213,653
Chugai Pharmaceutical	36,500	1,151,782
Chugoku Bank	25,500	380,703
Chugoku Electric Power	45,600	594,311
Citizen Holdings	51,700	396,186
COLOPL	12,000	258,637
Credit Saison	24,400	437,634
Dai Nippon Printing	93,000	903,171
Daicel	43,000	512,454
Daihatsu Motor	31,800	486,319
Dai-ichi Life Insurance	187,400	2,717,805
Daiichi Sankyo	117,500	1,866,869
Daikin Industries	40,800	2,727,191
Dainippon Sumitomo Pharma	22,500	266,451
Daito Trust Construction	13,100	1,462,577
Daiwa House Industry	107,800	2,124,412
Daiwa Securities Group	300,000	2,361,173
Denso	83,500	3,805,740
Dentsu	39,800	1,702,303
Don Quijote Holdings	10,800	877,767
East Japan Railway	58,900	4,719,106
Eisai	44,900	3,193,107
Electric Power Development	17,100	575,954
FamilyMart	8,500	356,077
FANUC	32,700	7,137,671
Fast Retailing	9,200	3,556,662
Fuji Electric	83,000	391,529
Fuji Heavy Industries	103,900	3,448,514

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
FUJIFILM Holdings	83,000	$2,952,363
Fujitsu	299,000	2,038,732
Fukuoka Financial Group	136,000	699,261
GungHo Online Entertainment	59,000	230,445
Gunma Bank	57,000	384,999
Hachijuni Bank	58,000	408,897
Hakuhodo DY Holdings	34,100	362,467
Hamamatsu Photonics	25,800	777,538
Hankyu Hanshin Holdings	179,000	1,105,571
Hikari Tsushin	2,400	155,412
Hino Motors	47,200	671,479
Hirose Electric	5,040	648,795
Hiroshima Bank	75,000	404,134
Hisamitsu Pharmaceutical	8,900	365,473
Hitachi	822,000	5,613,204
Hitachi Chemical	21,400	456,890
Hitachi Construction Machinery	14,900	260,053
Hitachi High-Technologies	9,200	279,931
Hitachi Metals	34,000	521,016
Hokuhoku Financial Group	180,000	401,168
Hokuriku Electric Power	23,600	312,234
Honda Motor	283,800	9,262,522
Hoya	76,300	3,054,111
Hulic	37,500	421,281
Ibiden	20,100	338,782
Idemitsu Kosan	14,400	250,750
IHI	260,000	1,215,487
IIda Group Holdings	25,000	310,961
Inpex	140,600	1,548,984
Isetan Mitsukoshi Holdings	53,500	883,822
Isuzu Motors	110,500	1,465,812
ITOCHU	269,000	2,910,600
Itochu Techno-Solutions	7,200	149,334
Iyo Bank	38,000	450,577
J Front Retailing	43,000	674,928
Japan Airlines	20,000	622,041
†Japan Display	53,000	189,064
Japan Exchange Group	40,800	1,181,078
Japan Prime Realty Investment	116	399,397
Japan Real Estate Investment	235	1,105,159
Japan Retail Fund Investment	384	762,912
Japan Tobacco	187,400	5,923,638
JFE Holdings	79,900	1,763,347
JGC	31,000	615,480
Joyo Bank	119,000	611,459
JSR	31,300	541,937
JTEKT	31,200	486,372
JX Holdings	362,210	1,393,427
Kajima	125,000	579,430
Kakaku.com	22,800	378,274
Kamigumi	41,000	386,982
Kaneka	43,000	302,263

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
†Kansai Electric Power	110,200	$1,050,128
Kansai Paint	36,000	655,082
Kao	89,100	4,448,381
Kawasaki Heavy Industries	244,000	1,230,781
KDDI	297,600	6,722,416
Keihan Electric Railway	102,000	620,652
Keikyu	74,000	591,396
Keio	91,000	712,598
Keisei Electric Railway	39,000	483,966
Keyence	7,844	4,279,733
Kikkoman	21,000	665,784
Kintetsu	284,000	1,041,789
Kirin Holdings	134,900	1,769,090
Kobe Steel	596,000	1,099,089
Koito Manufacturing	14,100	423,899
Komatsu	160,700	3,149,625
Konami	13,300	248,776
Konica Minolta Holdings	72,500	734,617
Kubota	195,000	3,080,273
Kuraray	52,900	716,134
Kurita Water Industries	16,000	386,482
Kyocera	53,600	2,928,898
Kyowa Hakko Kirin	36,000	469,175
†Kyushu Electric Power	65,500	634,505
Lawson	11,400	790,115
LIXIL Group	50,900	1,204,387
M3	35,600	755,124
Mabuchi Motor	9,800	518,352
Makita	18,600	963,697
Marubeni	271,000	1,566,524
Marui Group	39,100	442,997
Maruichi Steel Tube	7,000	165,663
Mazda Motor	97,600	1,977,225
McDonald’s Holdings Japan	13,100	290,267
Medipal Holdings	20,600	268,458
MEIJI Holdings	9,834	1,197,678
Minebea	60,000	943,549
Miraca Holdings	8,200	376,916
Mitsubishi	236,500	4,751,399
Mitsubishi Chemical Holdings	254,300	1,475,983
Mitsubishi Electric	341,000	4,047,501
Mitsubishi Estate	214,000	4,962,253
Mitsubishi Gas Chemical	61,000	300,148
Mitsubishi Heavy Industries	526,000	2,893,715
Mitsubishi Logistics	25,000	389,017
Mitsubishi Materials	180,000	604,744
Mitsubishi Motors	121,700	1,097,156
Mitsubishi Tanabe Pharma	39,700	680,955
Mitsubishi UFJ Financial Group	2,212,300	13,699,404
Mitsubishi UFJ Lease & Finance	69,900	345,374
Mitsui	301,600	4,038,409
Mitsui Chemicals	129,000	413,607

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsui Fudosan	166,000	$4,874,278
Mitsui OSK Lines	166,000	562,926
Mixi	8,300	335,464
Mizuho Financial Group	3,921,320	6,890,483
MS&AD Insurance Group Holdings	89,054	2,492,743
Murata Manufacturing	34,800	4,778,608
Nabtesco	22,000	635,457
Nagoya Railroad	122,000	487,074
Namco Bandai Holdings	27,800	541,009
NEC	484,000	1,421,476
Nexon	30,200	321,549
NGK Insulators	41,000	873,422
NGK Spark Plug	30,000	805,186
NH Foods	34,000	783,353
NHK Spring	23,500	244,432
Nidec	39,000	2,588,455
Nikon	49,900	668,974
Nintendo	17,400	2,552,587
Nippon Building Fund	238	1,168,985
Nippon Electric Glass	61,000	298,068
Nippon Express	166,000	927,340
Nippon Paint	30,000	1,096,520
†Nippon Prologis REIT	225	495,226
Nippon Steel & Sumitomo Metal	1,311,220	3,296,389
Nippon Telegraph & Telephone	64,800	3,999,504
Nippon Yusen	248,000	713,311
Nissan Motor	427,200	4,344,136
Nisshin Seifun Group	32,065	377,347
Nissin Foods Holdings	8,500	417,672
Nitori Holdings	10,700	724,200
Nitto Denko	28,700	1,916,093
NKSJ Holdings	61,475	1,910,838
NOK	14,100	423,882
Nomura Holdings	624,600	3,668,060
Nomura Real Estate Holdings	25,100	451,955
Nomura Research Institute	16,500	619,805
NSK	90,000	1,313,382
NTT Data	19,400	842,449
NTT DOCOMO	269,500	4,709,003
NTT Urban Development	13,800	137,823
Obayashi	110,000	712,907
Odakyu Electric Railway	102,000	1,038,690
Oji Holdings	123,000	503,177
†Olympus	44,200	1,638,468
Omron	34,000	1,531,416
Ono Pharmaceutical	13,200	1,489,292
Oracle Japan	5,900	253,857
Oriental Land	35,600	2,695,116
ORIX	229,300	3,221,387
Osaka Gas	293,000	1,225,057
Otsuka	7,300	311,039
Otsuka Holdings	68,800	2,151,957

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Panasonic	388,700	$5,103,574
Park24	17,800	364,123
Rakuten	132,300	2,329,169
Recruit Holdings	26,000	811,103
Resona Holdings	360,500	1,788,779
Ricoh	110,800	1,204,575
Rinnai	5,600	414,952
Rohm	14,900	1,017,990
Sankyo	7,600	269,881
Sanrio	5,700	152,237
Santen Pharmaceutical	54,500	794,795
SBI Holdings	27,270	330,058
Secom	38,000	2,534,190
Sega Sammy Holdings	31,700	461,807
Seibu Holdings	18,000	464,897
Seiko Epson	42,800	757,919
Sekisui Chemical	82,000	1,063,772
Sekisui House	100,700	1,461,924
Seven & I Holdings	128,900	5,415,897
Seven Bank	91,400	450,594
†Sharp	244,000	477,842
†Shikoku Electric Power	27,900	343,330
Shimadzu	41,000	456,537
Shimamura	3,500	324,119
Shimano	13,100	1,946,364
Shimizu	118,000	797,643
Shin-Etsu Chemical	70,200	4,582,461
Shinsei Bank	258,000	512,906
Shionogi	55,000	1,830,674
Shiseido	57,900	1,026,978
Shizuoka Bank	82,000	817,705
Showa Shell Sekiyu	36,300	331,494
SMC	9,600	2,858,056
SoftBank	166,900	9,718,543
†Sony	197,200	5,272,962
Sony Financial Holdings	24,400	392,433
Stanley Electric	19,600	442,344
Sumitomo	198,400	2,116,766
Sumitomo Chemical	230,000	1,180,267
Sumitomo Electric Industries	121,800	1,596,343
Sumitomo Heavy Industries	79,000	516,914
Sumitomo Metal Mining	83,000	1,212,904
Sumitomo Mitsui Financial Group	215,700	8,260,922
Sumitomo Mitsui Trust Holdings	581,460	2,415,026
Sumitomo Realty & Development	63,000	2,267,708
Sumitomo Rubber Industries	23,600	434,955
Suntory Beverage & Food	21,800	933,301
Suruga Bank	28,300	587,599
Suzuken	11,550	351,997
Suzuki Motor	66,200	1,987,934
Sysmex	27,400	1,518,991
T&D Holdings	90,700	1,245,657

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Taiheiyo Cement	198,000	$604,452
Taisei	192,000	1,083,525
Taisho Pharmaceutical Holdings	4,800	356,592
Taiyo Nippon Sanso	34,000	462,588
Takashimaya	42,000	412,524
Takeda Pharmaceutical	134,600	6,717,830
TDK	20,700	1,465,471
Teijin	135,000	457,953
Terumo	48,900	1,287,955
THK	16,500	419,208
Tobu Railway	169,000	800,541
Toho	17,100	418,038
Toho Gas	58,000	338,037
Tohoku Electric Power	86,900	986,882
Tokio Marine Holdings	119,000	4,491,124
†Tokyo Electric Power	235,400	890,828
Tokyo Electron	31,000	2,149,918
Tokyo Gas	419,000	2,633,702
Tokyo Tatemono	64,000	468,806
Tokyu	178,000	1,101,064
Tokyu Fudosan Holdings	72,000	490,999
TonenGeneral Sekiyu	39,000	336,284
Toppan Printing	86,000	661,431
Toray Industries	259,000	2,167,464
Toshiba	718,000	3,007,964
TOTO	44,000	653,245
Toyo Seikan Kaisha	22,000	321,733
Toyo Suisan Kaisha	14,000	492,471
Toyoda Gosei	15,200	339,255
Toyota Industries	30,100	1,721,340
Toyota Motor	469,000	32,732,490
Toyota Tsusho	35,000	925,862
Trend Micro	18,500	609,483
Unicharm	68,200	1,785,178
United Urban Investment	394	614,110
USS	31,700	547,671
West Japan Railway	29,800	1,562,166
Yahoo Japan	219,300	904,393
Yakult Honsha	17,100	1,191,031
Yamada Denki	149,900	617,176
Yamaguchi Financial Group	32,000	367,724
Yamaha	25,900	452,201
Yamaha Motor	43,500	1,047,768
Yamato Holdings	67,600	1,557,829
Yamato Kogyo	5,900	142,189
Yamazaki Baking	17,000	306,261
Yaskawa Electric	35,500	518,719
Yokogawa Electric	31,000	333,924
Yokohama Rubber	32,000	329,803

		492,888,165

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Luxembourg–0.34%
†Altice	16,305	$1,768,426
ArcelorMittal	161,711	1,517,550
Millicom International Cellular SDR	10,274	742,908
RTL Group	6,015	578,512
SES FDR	53,702	1,904,101
Tenaris	85,654	1,200,925

		7,712,422

Mexico–0.01%
Fresnillo	32,375	326,940

		326,940

Netherlands–4.13%
Aegon	318,904	2,518,426
Akzo Nobel	42,099	3,183,681
ASML Holding	60,780	6,162,991
Boskalis Westminster	14,511	715,360
CNH Industrial	172,123	1,410,860
Delta Lloyd	31,199	588,519
Gemalto	14,967	1,192,768
Heineken	39,904	3,046,305
Heineken Holding	15,794	1,087,057
†ING Groep CVA	671,598	9,839,382
Koninklijke Ahold	150,609	2,968,434
Koninklijke DSM	30,437	1,696,703
Koninklijke KPN	568,418	1,927,098
Koninklijke Philips	163,596	4,642,077
Koninklijke Vopak	11,600	640,287
†NN Group	23,016	652,620
†OCI	15,255	472,189
Randstad Holding	22,091	1,339,404
Reed Elsevier	121,351	3,024,338
Royal Dutch Shell Class A	670,646	19,942,389
Royal Dutch Shell Class B	422,849	13,171,437
TNT Express	74,375	472,503
Unilever CVA	284,456	11,888,934
Wolters Kluwer	54,061	1,765,673

		94,349,435

New Zealand–0.14%
Auckland International Airport	168,953	567,573
Contact Energy	57,389	256,301
Fletcher Building	102,878	646,231
Meridian Energy Class PPS	274,764	415,427
Mighty River Power	154,373	357,524
Ryman Healthcare	58,695	343,543
Spark New Zealand	284,798	633,463

		3,220,062

Norway–0.62%
DNB	175,892	2,823,367
Gjensidige Forsikring	31,313	540,350
Norsk Hydro	250,639	1,317,606

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Orkla	155,897	$1,176,751
Seadrill	61,742	578,199
Statoil	192,396	3,402,255
Telenor	134,035	2,705,214
Yara International	32,920	1,671,652

		14,215,394

Portugal–0.14%
†Banco Comercial Portugues Class R	5,144,244	529,006
EDP	412,560	1,545,384
Galp Energia	62,209	672,873
Jeronimo Martins	39,399	495,880

		3,243,143

Singapore–1.36%
Ascendas Real Estate Investment Trust	325,000	613,003
CapitaCommercial Trust	294,000	378,426
CapitaLand	485,000	1,264,142
CapitaMall Trust	405,000	648,348
City Developments	63,000	461,753
ComfortDelGro	318,000	669,879
DBS Group Holdings	303,552	4,500,861
Genting Singapore	955,800	639,055
Global Logistic Properties	492,000	949,572
Golden Agri-Resources	1,199,480	371,176
Hutchison Port Holdings Trust	909,400	631,265
Jardine Cycle & Carriage	17,000	507,753
Keppel	259,815	1,702,258
OCBC Bank	499,669	3,847,512
Sembcorp Industries	151,000	463,540
Sembcorp Marine	131,000	278,039
Singapore Airlines	83,000	722,617
Singapore Exchange	126,000	747,073
Singapore Press Holdings	241,000	735,639
Singapore Technologies Engineering	239,000	606,057
Singapore Telecommunications	1,407,000	4,489,628
StarHub	118,000	374,076
Suntec Real Estate Investment Trust	451,000	609,077
United Overseas Bank	221,397	3,710,958
UOL Group	73,832	410,890
Wilmar International	294,000	697,925

		31,030,522

Spain–3.37%
Abertis Infraestructuras	74,755	1,351,416
ACS Actividades de Construccion y Servicios	28,505	1,009,103
#†Aena 144A	10,291	1,034,918
Amadeus IT Holding	73,786	3,162,841
Banco Bilbao Vizcaya Argentaria	1,053,017	10,636,944
Banco de Sabadell	608,247	1,486,441
Banco Popular Espanol	320,159	1,566,237
Banco Santander	2,418,501	18,133,356

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
†Bankia	835,065	$1,163,981
Bankinter	120,397	918,120
CaixaBank	411,034	1,949,672
Distribuidora Internacional de Alimentacion	94,473	737,401
Enagas	38,364	1,097,217
Endesa	54,479	1,051,904
Ferrovial	76,820	1,633,655
Gas Natural SDG	62,405	1,401,385
Grifols	22,781	976,319
Iberdrola	879,125	5,670,139
Inditex	186,149	5,977,553
Mapfre	133,095	486,037
Red Electrica	19,282	1,568,175
Repsol	178,808	3,329,193
Telefonica	731,980	10,417,653
Zardoya Otis	24,729	319,218

		77,078,878

Sweden–2.97%
Alfa Laval	49,082	963,994
Assa Abloy Class B	59,404	3,538,442
Atlas Copco Class A	116,041	3,756,695
Atlas Copco Class B	64,423	1,902,384
Boliden	42,382	839,573
Electrolux Class B	39,106	1,117,203
Elekta Class B	68,131	612,713
Ericsson Class B	517,475	6,496,906
Getinge Class B	35,029	865,530
Hennes & Mauritz Class B	161,295	6,535,347
Hexagon Class B	43,305	1,537,557
Husqvarna Class B	76,246	552,298
ICA Gruppen	14,943	500,881
Industrivarden Class C	25,640	481,077
Investment Kinnevik Class B	43,919	1,466,126
Investor Class B	81,335	3,237,706
†Lundin Petroleum	36,176	494,991
Nordea Bank	516,584	6,292,276
Sandvik	188,613	2,112,109
Securitas Class B	44,925	644,965
Skandinaviska Enskilda Banken Class A	270,230	3,154,071
Skanska Class B	70,159	1,572,926
SKF Class B	66,956	1,728,881
Svenska Cellulosa Class B	96,263	2,212,027
Svenska Handelsbanken Class A	85,699	3,859,608
Swedbank Class A	155,605	3,714,893
Swedish Match	34,439	1,012,605
Tele2 Class B	49,952	597,470
TeliaSonera	425,879	2,706,343
Volvo Class B	273,154	3,305,793

		67,813,390

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland–9.60%
†ABB	372,586	$7,904,043
Actelion	18,532	2,137,361
Adecco	27,813	2,311,914
†Aryzta	13,724	841,319
Baloise Holding	8,008	1,058,314
Barry Callebaut	344	335,862
Cie Financiere Richemont Class A	90,927	7,306,065
Coca-Cola HBC	29,554	531,613
Credit Suisse Group	259,325	6,976,866
EMS-Chemie Holding	1,211	492,440
Geberit	6,801	2,545,041
Givaudan	1,644	2,970,129
Glencore	1,806,801	7,627,590
Holcim	40,850	3,043,426
†Julius Baer Group	36,933	1,846,054
Kuehne & Nagel International Class R	10,068	1,494,811
Lindt & Spruengli Class R	16	1,012,171
Lindt & Spruengli PC	184	984,882
Lonza Group	8,938	1,112,763
Nestle	553,119	41,651,211
Novartis	394,542	38,941,488
Pargesa Holding Bearer Shares	4,834	339,249
Partners Group Holding	2,857	851,750
Roche Holding	121,169	33,296,284
Schindler Holding	4,023	657,377
Schindler Holding PC	7,686	1,275,582
SGS	995	1,897,084
Sika Bearer Shares	336	1,203,030
Sonova Holding	9,098	1,262,372
STMicroelectronics	123,283	1,149,091
Sulzer	4,424	485,613
Swatch Group	5,539	2,342,480
Swatch Group Bearer Shares	7,766	650,892
Swiss Life Holding	5,963	1,473,141
Swiss Prime Site	8,926	775,021
Swiss Re	60,140	5,800,982
Swisscom	4,211	2,441,918
Syngenta	16,302	5,538,256
Transocean	59,076	851,101
†UBS Group	634,147	12,248,342
Wolseley	44,649	2,638,868
†Zurich Insurance Group	26,026	8,796,846

		219,100,642

United Arab Emirates–0.00%
†Orascom Construction	1	7

		7

United Kingdom–16.65%
3i Group	152,165	1,087,232
Aberdeen Asset Management	174,782	1,189,055
Admiral Group	28,308	640,947

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Aggreko	48,532	$1,097,781
Amec Foster Wheeler	68,198	912,227
Anglo American	246,182	3,676,597
Antofagasta	57,751	624,746
ARM Holdings	242,263	3,934,528
Ashtead Group	87,092	1,396,716
Associated British Foods	61,707	2,575,141
AstraZeneca	218,551	14,996,128
Aviva	506,531	4,053,572
Babcock International Group	38,977	568,572
BAE Systems	541,982	4,199,982
Barclays	2,853,256	10,298,559
BG Group	577,755	7,090,974
BP	3,128,543	20,279,046
British American Tobacco	322,420	16,695,648
British Land	170,388	2,099,943
BT Group	1,416,893	9,206,443
Bunzl	59,747	1,619,775
Burberry Group	78,328	2,011,434
Capita	117,067	1,935,146
Capital Shopping Centres Group	151,559	781,337
Carnival	33,231	1,624,958
Centrica	863,301	3,228,901
Cobham	175,520	790,636
Compass Group	294,637	5,114,507
Croda International	25,935	1,051,839
Diageo	435,666	12,038,935
Direct Line Insurance Group	280,423	1,323,270
Dixons Carphone	153,105	936,334
easyJet	25,867	719,891
†Fiat Chrysler Automobiles	147,674	2,397,801
G4S	242,856	1,064,505
GKN	294,248	1,560,749
GlaxoSmithKline	838,669	19,305,461
Hammerson	145,910	1,436,897
Hargreaves Lansdown	34,732	592,412
HSBC Holdings	3,303,872	28,152,744
ICAP	84,379	658,091
IMI	52,372	988,241
Imperial Tobacco Group	162,429	7,124,914
Inmarsat	67,267	921,165
Intercontinental Hotels Group Loan	43,219	1,685,643
†International Consolidated Airlines Group	102,223	911,105
†International Consolidated Airlines Group (London Stock Exchange)	60,078	538,393
Intertek Group	30,680	1,136,372
Investec	86,438	716,853
ITV	672,350	2,517,226
Johnson Matthey	36,309	1,819,138
Kingfisher	417,530	2,355,655
Land Securities Group	132,377	2,457,533

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Legal & General Group	1,020,812	$4,203,916
†Lloyds Banking Group	9,910,946	11,487,763
London Stock Exchange Group	36,522	1,328,261
Marks & Spencer Group	287,310	2,272,220
Meggitt	128,773	1,046,716
Melrose Industries	146,811	602,949
#Merlin Entertainments 144A	99,164	649,194
National Grid	655,835	8,431,165
Next	26,659	2,772,403
Old Mutual	855,083	2,806,857
Pearson	142,714	3,071,626
Persimmon	47,874	1,179,741
Petrofac	37,994	534,867
Prudential	445,906	11,064,982
Randgold Resources	16,516	1,144,888
Reckitt Benckiser Group	113,034	9,709,926
Reed Elsevier	202,659	3,485,197
Resolution	255,304	1,562,925
Rexam	109,921	942,029
Rio Tinto	221,155	9,119,432
Rio Tinto	75,025	3,250,620
†Rolls-Royce Holdings	332,379	4,687,699
†Royal Bank of Scotland Group	440,200	2,223,685
Royal Mail	100,422	651,335
RSA Insurance Group	189,977	1,184,092
SABMiller	168,336	8,817,442
Sage Group	196,607	1,358,062
Sainsbury (J.)	189,939	728,850
Schroders	23,299	1,103,670
Segro	113,659	701,843
Severn Trent	44,502	1,356,488
Sky PLC	180,030	2,648,510
Smith & Nephew	149,294	2,545,611
Smiths Group	61,765	1,021,513
†Sports Direct International	39,327	353,433
SSE	172,193	3,821,342
Standard Chartered	420,111	6,804,188
Standard Life	340,522	2,392,660
Subsea 7	42,965	368,995
Tate & Lyle	91,019	806,703
Tesco	1,429,341	5,101,940
Travis Perkins	46,274	1,336,026
Tullow Oil	139,390	584,332

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever	223,236	$9,313,864
United Utilities Group	121,692	1,682,612
Vodafone Group	4,586,531	15,008,116
Weir Group	32,941	831,192
Whitbread	30,586	2,374,921
William Hill	130,580	717,025
WM Morrison Supermarkets	337,113	963,416

		380,298,940

Total Common Stock (Cost $1,939,200,487)		2,213,023,059

ΔPREFERRED STOCK–0.66%
Germany–0.66%
Bayerische Motoren Werke 2.62%	8,838	816,480
Fuchs Petrolub 0.70%	12,670	505,455
Henkel 1.22%	31,583	3,710,471
Porsche Automobil Holding 2.01%	26,841	2,628,985
Volkswagen 4.06%	27,654	7,335,274

Total Preferred Stock (Cost $10,864,206)		14,996,665

ΔRIGHTS–0.02%
Spain–0.02%
†Banco Bilbao Vizcaya Argentaria	1,053,017	151,751
†Banco De Sabadell, exercise price EUR 1.48, expiration date 4/17/15	608,247	154,377
†Telefonica, exercise price EUR 10.84, expiration date 4/12/15	731,980	118,081

		424,209

Total Rights (Cost $152,649)		424,209

MONEY MARKET FUND–1.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	34,906,204	34,906,204

Total Money Market Fund (Cost $34,906,204)		34,906,204

TOTAL VALUE OF SECURITIES–99.13% (Cost $1,985,123,546)	2,263,350,137
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.87%	19,933,202

NET ASSETS APPLICABLE TO 250,600,387 SHARES OUTSTANDING–100.00%	$2,283,283,339

#

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2015, the aggregate value of Rule 144A securities was $2,105,372, which represents 0.09% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

¢	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $453,989 cash pledged as collateral for futures contracts as of March 31, 2015.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
551	E-mini MSCI EAFE Index	$49,881,444	$50,413,745	6/22/15	$532,301

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

EUR–European Monetary Unit

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock
Australia	$1,475,228	$164,707,630	$166,182,858
Austria	—	4,257,424	4,257,424
Belgium	—	29,681,235	29,681,235
China	—	270,290	270,290
Denmark	331,056	36,825,832	37,156,888
Finland	—	19,089,513	19,089,513
France	2,612,599	209,428,039	212,040,638
Germany	—	199,136,893	199,136,893
Hong Kong	2,240,578	67,661,951	69,902,529
Ireland	1,746,195	22,047,665	23,793,860
Israel	—	13,439,206	13,439,206
Italy	—	46,793,785	46,793,785
Japan	—	492,888,165	492,888,165
Luxembourg	1,768,426	5,943,996	7,712,422
Mexico	—	326,940	326,940
Netherlands	588,519	93,760,916	94,349,435
New Zealand	—	3,220,062	3,220,062
Norway	—	14,215,394	14,215,394
Portugal	—	3,243,143	3,243,143
Singapore	—	31,030,522	31,030,522
Spain	1,034,918	76,043,960	77,078,878

LVIP SSgA International Index Fund–11

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Level 1	Level 2	Total
Sweden	$612,713	$67,200,677	$67,813,390
Switzerland	12,248,342	206,852,300	219,100,642
United Arab Emirates	7	—	7
United Kingdom	806,703	379,492,237	380,298,940
Preferred Stock	—	14,996,665	14,996,665
Rights	424,209	—	424,209
Money Market Fund	34,906,204	—	34,906,204

Total	$60,795,697	$2,202,554,440	$2,263,350,137

Futures Contracts	$532,301	$—	$532,301

As a result of utilizing international fair value pricing at March 31, 2015, the majority of the Fund’s common stock was categorized as Level 2.

The value of Level 3 investments was zero at the end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA International Index Fund–12

LVIP SSgA International RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–91.37%
International Equity Fund–91.37%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	3,045,445	$27,750,097

Total Affiliated Investment Company (Cost $27,876,079)		27,750,097

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–7.11%
Money Market Fund–7.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,159,628	$2,159,628

Total Unaffiliated Investment Company (Cost $2,159,628)		2,159,628

TOTAL VALUE OF SECURITIES–98.48% (Cost $30,035,707)	29,909,725
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.52%	461,355

NET ASSETS APPLICABLE TO 3,205,704 SHARES OUTSTANDING–100.00%	$30,371,080

*	Standard Class shares.

«	Includes $78,721 cash and $35,772 foreign currencies pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4	British Pound Currency	$368,700	$370,925	6/18/15	$2,225
5	Euro Currency	666,537	672,125	6/18/15	5,588
18	Euro STOXX 50 Index	693,298	702,893	6/22/15	9,594
4	FTSE 100 Index	409,268	399,140	6/22/15	(10,129)
5	Japanese Yen Currency	519,003	521,625	6/18/15	2,623
3	Nikkei 225 Index (OSE)	485,697	480,430	6/12/15	(5,267)

		$3,142,503			$4,634

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$29,909,725

Futures Contracts	$4,634

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP SSgA International Managed Volatility Fund.

LVIP SSgA International RPM Fund–1

LVIP SSgA Large Cap RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT COMPANY–93.12%
Equity Fund–93.12%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	8,428,286	$124,586,924

Total Affiliated Investment Company (Cost $116,141,606)		124,586,924

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT COMPANY–6.62%
Money Market Fund–6.62%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,864,533	$8,864,533

Total Unaffiliated Investment Company (Cost $8,864,533)		8,864,533

TOTAL VALUE OF SECURITIES–99.74% (Cost $125,006,139)	133,451,457
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	345,369

NET ASSETS APPLICABLE TO 11,569,842 SHARES OUTSTANDING–100.00%	$133,796,826

*	Standard Class shares.

« Includes $1,306,090 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(200)	E-mini S&P 500 Index	$(20,369,006)	$(20,608,000)	6/22/15	$(238,994)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$133,451,457

Futures Contracts	$(238,994)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP SSgA Large Cap Managed Volatility Fund.

LVIP SSgA Large Cap RPM Fund–1

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.67%
Aerospace & Defense–2.06%
B/E Aerospace	55,582	$3,536,127
†Esterline Technologies	16,059	1,837,471
Exelis	97,749	2,382,143
Huntington Ingalls Industries	25,290	3,544,394
†KLX	26,491	1,020,963
Orbital ATK	30,300	2,321,889
†Teledyne Technologies	18,400	1,963,832
Triumph Group	26,596	1,588,313

		18,195,132

Airlines–0.81%
Alaska Air Group	68,853	4,556,692
†JetBlue Airways	136,821	2,633,804

		7,190,496

Auto Components–0.52%
Dana Holding	85,300	1,804,948
Gentex	154,738	2,831,705

		4,636,653

Automobiles–0.17%
Thor Industries	24,182	1,528,544

		1,528,544

Banks–4.77%
Associated Banc-Corp	76,494	1,422,788
BancorpSouth	45,256	1,050,844
Bank of Hawaii	22,982	1,406,728
Cathay General Bancorp	39,236	1,116,264
City National	25,188	2,243,747
Commerce Bancshares	43,456	1,839,058
Cullen/Frost Bankers	28,798	1,989,366
East West Bancorp	75,264	3,045,181
First Horizon National	122,136	1,745,323
First Niagara Financial Group	185,552	1,640,280
FirstMerit	86,704	1,652,578
Fulton Financial	93,248	1,150,680
Hancock Holding	41,052	1,225,813
International Bancshares	29,205	760,206
PacWest Bancorp	49,430	2,317,773
Prosperity Bancshares	31,610	1,658,893
†Signature Bank	26,392	3,419,875
†SVB Financial Group	26,692	3,390,952
Synovus Financial	71,356	1,998,682
TCF Financial	84,207	1,323,734
Trustmark	33,924	823,675
Umpqua Holdings	115,544	1,985,046
Valley National Bancorp	116,569	1,100,411
Webster Financial	47,466	1,758,615

		42,066,512

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Beverages–0.14%
†Boston Beer Class A	4,800	$1,283,520

		1,283,520

Biotechnology–0.48%
†United Therapeutics	24,481	4,221,381

		4,221,381

Building Products–1.00%
Fortune Brands Home & Security	83,206	3,950,621
Lennox International	20,983	2,343,591
Smith (A.O.)	38,440	2,523,970

		8,818,182

Capital Markets–1.87%
Eaton Vance	62,122	2,586,760
Federated Investors Class B	49,974	1,693,619
Janus Capital Group	77,176	1,326,655
Raymond James Financial	66,629	3,783,195
SEI Investments	68,162	3,005,263
†Stifel Financial	34,800	1,940,100
Waddell & Reed Financial Class A	43,957	2,177,630

		16,513,222

Chemicals–3.14%
Albemarle	58,746	3,104,139
Ashland	33,433	4,256,355
Cabot	33,610	1,512,450
Cytec Industries	37,079	2,003,749
Minerals Technologies	18,263	1,335,025
NewMarket	5,520	2,637,456
Olin	39,345	1,260,614
PolyOne	45,773	1,709,622
RPM International	70,059	3,362,131
Scotts Miracle-Gro Class A	23,142	1,554,448
Sensient Technologies	24,291	1,673,164
Valspar	38,843	3,263,977

		27,673,130

Commercial Services & Supplies–2.13%
CDK Global	84,300	3,941,868
†Clean Harbors	27,502	1,561,564
†Copart	59,807	2,246,949
Deluxe	26,192	1,814,582
Donnelley (R.R.) & Sons	104,768	2,010,498
Herman Miller	29,909	830,274
HNI	22,383	1,234,870
MSA Safety	15,858	790,997
Rollins	50,727	1,254,479
Waste Connections	65,028	3,130,448

		18,816,529

Communications Equipment–1.07%
†ARRIS Group	69,220	2,000,112
†Ciena	56,493	1,090,880

LVIP SSgA Mid-Cap Index Fund–1

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
InterDigital	18,674	$947,519
†JDS Uniphase	121,932	1,599,748
Plantronics	22,678	1,200,800
†Polycom	68,654	919,964
†Riverbed Technology	81,296	1,699,899

		9,458,922

Construction & Engineering–0.48%
†AECOM	81,486	2,511,399
Granite Construction	18,167	638,388
KBR	73,071	1,058,068

		4,207,855

Construction Materials–0.25%
Eagle Materials	26,392	2,205,316

		2,205,316

Consumer Finance–0.23%
†SLM	221,978	2,059,956

		2,059,956

Containers & Packaging–1.99%
AptarGroup	32,621	2,072,086
Bemis	51,000	2,361,810
Greif Class A	17,056	669,789
Packaging of America	51,581	4,033,118
Rock-Tenn Class A	73,364	4,731,978
Silgan Holdings	21,981	1,277,756
Sonoco Products	52,888	2,404,289

		17,550,826

Distributors–0.46%
†LKQ	159,352	4,073,037

		4,073,037

Diversified Consumer Services–0.97%
†Apollo Education Group Class A	50,883	962,706
DeVry Education Group	30,305	1,010,975
Graham Holdings	2,358	2,475,028
Service International	105,993	2,761,118
Sotheby’s	32,327	1,366,139

		8,575,966

Diversified Financial Services–0.70%
CBOE Holdings	44,158	2,534,890
MSCI	58,915	3,612,079

		6,146,969

Electric Utilities–1.64%
Cleco	31,711	1,728,884
Great Plains Energy	80,783	2,155,290
Hawaiian Electric Industries	53,887	1,730,850
IDACORP	26,393	1,659,328
OGE Energy	104,567	3,305,363

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
PNM Resources	42,047	$1,227,772
Westar Energy	69,237	2,683,626

		14,491,113

Electrical Equipment–0.99%
Acuity Brands	22,780	3,830,685
Hubbell Class B	27,699	3,036,364
Regal-Beloit	23,483	1,876,761

		8,743,810

Electronic Equipment, Instruments & Components–3.71%
†Arrow Electronics	49,483	3,025,886
Avnet	71,455	3,179,748
Belden	22,180	2,075,161
†Cognex	44,500	2,206,755
FEI	21,878	1,670,167
†Ingram Micro	81,886	2,056,976
†IPG Photonics	18,700	1,733,490
†Itron	19,672	718,225
Jabil Circuit	101,300	2,368,394
†Keysight Technologies	88,300	3,280,345
†Knowles	42,857	825,854
National Instruments	53,081	1,700,715
†Tech Data	20,170	1,165,221
†Trimble Navigation	135,880	3,424,176
Vishay Intertechnology	68,250	943,215
†Zebra Technologies	25,993	2,357,955

		32,732,283

Energy Equipment & Services–2.00%
Atwood Oceanics	30,107	846,308
†Dresser-Rand Group	40,141	3,225,329
†Dril-Quip	19,875	1,359,251
†Helix Energy Solutions Group	49,381	738,740
Nabors Industries	151,700	2,070,705
Oceaneering International	52,199	2,815,092
†Oil States International	26,798	1,065,756
Patterson-UTI Energy	77,164	1,448,754
Rowan	65,729	1,164,061
Superior Energy Services	79,788	1,782,464
Tidewater	23,591	451,532
†Unit	23,181	648,604

		17,616,596

Food & Staples Retailing–0.37%
†SUPERVALU	108,853	1,265,960
†United Natural Foods	26,191	2,017,755

		3,283,715

Food Products–2.02%
Dean Foods	47,272	781,406
Flowers Foods	96,624	2,197,230
†Hain Celestial Group	53,284	3,412,840

LVIP SSgA Mid-Cap Index Fund–2

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
Ingredion	37,595	$2,925,643
Lancaster Colony	9,736	926,575
†Post Holdings	27,481	1,287,210
Tootsie Roll Industries	10,385	352,264
†TreeHouse Foods	22,400	1,904,448
†Whitewave Foods	91,420	4,053,563

		17,841,179

Gas Utilities–1.52%
Atmos Energy	52,884	2,924,485
National Fuel Gas	44,155	2,663,871
ONE Gas	27,496	1,188,652
Questar	92,023	2,195,669
UGI	90,618	2,953,241
WGL Holdings	25,896	1,460,534

		13,386,452

Health Care Equipment & Supplies–3.77%
†Align Technology	38,032	2,045,551
Bio-Techne	19,461	1,951,744
Cooper	25,288	4,739,477
†Halyard Health	24,600	1,210,320
Hill-Rom Holdings	28,905	1,416,345
†Hologic	127,709	4,217,590
†IDEXX Laboratories	24,694	3,814,729
ResMed	73,658	5,287,171
†Sirona Dental Systems	29,102	2,618,889
STERIS	31,209	2,193,056
Teleflex	21,676	2,619,111
†Thoratec	27,705	1,160,562

		33,274,545

Health Care Providers & Services–2.82%
†Centene	62,310	4,404,694
†Community Health Systems	61,212	3,200,163
†Health Net	40,348	2,440,651
†LifePoint Hospitals	22,814	1,675,688
†MEDNAX	50,383	3,653,271
Omnicare	50,882	3,920,967
Owens & Minor	33,316	1,127,413
†VCA	42,963	2,355,232
†WellCare Health Plans	23,081	2,110,988

		24,889,067

Health Care Technology–0.20%
†Allscripts Healthcare Solutions	89,594	1,071,544
†HMS Holdings	44,161	682,287

		1,753,831

Hotels, Restaurants & Leisure–1.78%
Brinker International	32,920	2,026,555
†Buffalo Wild Wings	9,900	1,794,276
Cheesecake Factory	24,485	1,207,845

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza	29,202	$2,936,261
International Game Technology	126,355	2,199,841
International Speedway Class A	14,051	458,203
†Life Time Fitness	18,969	1,346,040
†Panera Bread Class A	13,348	2,135,613
Wendy’s	144,486	1,574,897

		15,679,531

Household Durables–1.79%
†Jarden	94,031	4,974,240
KB Home	45,866	716,427
MDC Holdings	19,672	560,652
†NVR	1,975	2,624,104
†Tempur Sealy International	31,912	1,842,599
†Toll Brothers	83,895	3,300,429
Tupperware Brands	26,193	1,807,841

		15,826,292

Household Products–1.17%
Church & Dwight	68,150	5,821,373
Energizer Holdings	32,514	4,488,558

		10,309,931

Industrial Conglomerates–0.36%
Carlisle	34,118	3,160,350

		3,160,350

Insurance–4.53%
†Alleghany	8,430	4,105,410
American Financial Group	38,532	2,471,828
Aspen Insurance Holdings	32,420	1,531,197
Berkley (W.R.)	52,890	2,671,474
Brown & Brown	61,719	2,043,516
Everest Re Group	23,085	4,016,790
First American Financial	56,497	2,015,813
Gallagher (Arthur J.)	86,389	4,038,686
Hanover Insurance Group	23,181	1,682,477
HCC Insurance Holdings	50,584	2,866,595
Kemper	25,194	981,558
Mercury General	19,167	1,106,894
Old Republic International	125,646	1,877,151
Primerica	26,700	1,359,030
Reinsurance Group of America	36,027	3,357,356
RenaissanceRe Holdings	23,612	2,354,825
StanCorp Financial Group	21,981	1,507,897

		39,988,497

Internet & Catalog Retail–0.13%
HSN	17,162	1,170,963

		1,170,963

Internet Software & Services–0.54%
†AOL	41,147	1,629,833

LVIP SSgA Mid-Cap Index Fund–3

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Rackspace Hosting	60,815	$3,137,446

		4,767,279

IT Services–3.91%
†Acxiom	38,742	716,340
Broadridge Financial Solutions	63,322	3,483,343
Convergys	50,487	1,154,638
†CoreLogic	46,869	1,653,070
DST Systems	14,764	1,634,522
†Gartner	45,866	3,845,864
Global Payments	35,226	3,229,520
Jack Henry & Associates	42,856	2,995,206
Leidos Holdings	31,317	1,314,061
MAXIMUS	34,600	2,309,896
†NeuStar Class A	27,603	679,586
†Qorvo	77,855	6,205,044
Science Applications International	20,375	1,046,256
†VeriFone Systems	59,606	2,079,653
†WEX	20,371	2,187,031

		34,534,030

Leisure Products–0.79%
Brunswick	47,471	2,442,383
Polaris Industries	32,021	4,518,163

		6,960,546

Life Sciences Tools & Services–0.94%
†Bio-Rad Laboratories Class A	10,837	1,464,946
†Charles River Laboratories International	24,789	1,965,520
†Mettler-Toledo International	14,754	4,848,902

		8,279,368

Machinery–4.51%
AGCO	42,161	2,008,550
CLARCOR	26,293	1,736,916
Crane	25,691	1,603,375
Donaldson	66,742	2,516,841
Graco	30,412	2,194,530
Harsco	40,649	701,602
IDEX	40,548	3,074,755
ITT	47,669	1,902,470
Kennametal	41,745	1,406,389
Lincoln Electric Holdings	40,748	2,664,512
Nordson	30,010	2,350,983
Oshkosh	40,156	1,959,211
SPX	21,481	1,823,737
Terex	54,603	1,451,894
Timken	38,841	1,636,760
Trinity Industries	81,585	2,897,083
Valmont Industries	12,350	1,517,568
Wabtec	50,476	4,795,725

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Woodward	30,509	$1,556,264

		39,799,165

Media–1.39%
†AMC Networks Class A	31,009	2,376,530
Cinemark Holdings	53,192	2,397,363
†DreamWorks Animation SKG Class A	36,432	881,654
John Wiley & Sons Class A	24,486	1,497,074
†Live Nation Entertainment	76,056	1,918,893
Meredith	18,368	1,024,383
New York Times Class A	66,232	911,352
Time	57,705	1,294,900

		12,302,149

Metals & Mining–1.61%
Carpenter Technology	26,798	1,041,906
Cliffs Natural Resources	77,082	370,764
Commercial Metals	59,517	963,580
Compass Minerals International	17,662	1,646,275
Reliance Steel & Aluminum	40,643	2,482,474
Royal Gold	34,220	2,159,624
Steel Dynamics	123,388	2,480,099
TimkenSteel	19,271	510,103
United States Steel	76,316	1,862,110
Worthington Industries	25,496	678,449

		14,195,384

Multiline Retail–0.30%
Big Lots	26,902	1,292,103
†Penney (J.C.)	160,861	1,352,841

		2,644,944

Multi-Utilities–1.01%
Alliant Energy	58,104	3,660,552
Black Hills	23,582	1,189,476
MDU Resources Group	101,953	2,175,677
Vectren	43,252	1,909,143

		8,934,848

Oil, Gas & Consumable Fuels–2.23%
California Resources	162,800	1,238,908
Denbury Resources	185,200	1,350,108
Energen	38,334	2,530,044
†Gulfport Energy	44,957	2,063,976
HollyFrontier	102,744	4,137,501
Peabody Energy	145,400	715,368
†Rosetta Resources	37,013	629,961
SM Energy	35,410	1,829,989
Western Refining	36,700	1,812,613
World Fuel Services	37,933	2,180,389
†WPX Energy	107,572	1,175,762

		19,664,619

LVIP SSgA Mid-Cap Index Fund–4

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Paper & Forest Products–0.32%
Domtar	33,620	$1,553,916
†Louisiana-Pacific	75,060	1,239,241

		2,793,157

Personal Products–0.21%
Avon Products	227,900	1,820,921

		1,820,921

Pharmaceuticals–0.86%
†Akorn	39,000	1,852,890
†Salix Pharmaceuticals	33,417	5,774,792

		7,627,682

Professional Services–1.19%
Corporate Executive Board	17,662	1,410,487
†FTI Consulting	20,675	774,486
ManpowerGroup	40,347	3,475,894
Towers Watson Class A	36,418	4,813,913

		10,474,780

Real Estate Investment Trusts–9.78%
Alexandria Real Estate Equities	37,732	3,699,245
American Campus Communities	58,793	2,520,456
BioMed Realty Trust	105,581	2,392,466
Camden Property Trust	45,458	3,551,634
Corporate Office Properties Trust	46,561	1,367,962
Corrections of America	61,214	2,464,476
Duke Realty	180,707	3,933,991
Equity One	40,917	1,092,075
Extra Space Storage	58,003	3,919,263
Federal Realty Investment Trust	36,024	5,303,093
Highwoods Properties	48,666	2,227,930
Home Properties	30,305	2,099,833
Hospitality Properties Trust	78,576	2,592,222
Kilroy Realty	45,251	3,446,769
Lamar Advertising	42,021	2,490,585
LaSalle Hotel Properties	59,192	2,300,201
Liberty Property Trust	78,072	2,787,170
Mack-Cali Realty	42,163	812,903
Mid-America Apartment Communitie	39,438	3,047,374
National Retail Properties	69,327	2,840,327
Omega Healthcare Investors	72,632	2,946,680
Potlatch	20,475	819,819
Rayonier	66,333	1,788,338
Realty Income	118,008	6,089,213
Regency Centers	49,370	3,359,135
Senior Housing Properties Trust	123,175	2,733,253
Tanger Factory Outlet Centers	48,300	1,698,711
Taubman Centers	33,216	2,561,950
UDR	135,663	4,616,612
Urban Edge Properties	46,100	1,092,570
Weingarten Realty Investors	59,107	2,126,670

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
WP GLIMCHER	97,016	$1,613,376

		86,336,302

Real Estate Management & Development–0.56%
Alexander & Baldwin	22,779	983,597
Jones Lang LaSalle	23,482	4,001,333

		4,984,930

Road & Rail–1.73%
Con-way	30,305	1,337,360
†Genesee & Wyoming	26,923	2,596,454
Hunt (J.B.) Transport Services	48,268	4,121,846
†Kirby	29,297	2,198,740
Landstar System	23,483	1,556,923
†Old Dominion Freight Line	35,629	2,754,122
Werner Enterprises	22,384	703,081

		15,268,526

Semiconductors & Semiconductor Equipment–2.03%
†Advanced Micro Devices	316,093	847,129
Atmel	218,175	1,795,580
†Cree	58,525	2,077,052
†Cypress Semiconductor	166,556	2,350,105
†Fairchild Semiconductor International	59,830	1,087,709
†Integrated Device Technology	77,350	1,548,547
Intersil Class A	68,937	987,178
†Semtech	33,624	895,912
†Silicon Laboratories	19,874	1,009,003
†SunEdison	132,053	3,169,272
Teradyne	114,177	2,152,236

		17,919,723

Software–4.12%
†ACI Worldwide	60,409	1,308,459
Advent Software	23,782	1,049,024
†ANSYS	46,871	4,133,554
†Cadence Design Systems	153,233	2,825,617
†CommVault Systems	21,682	947,503
FactSet Research Systems	20,365	3,242,108
Fair Isaac	16,159	1,433,627
†Fortinet	74,352	2,598,602
†Informatica	57,402	2,517,365
Mentor Graphics	51,578	1,239,419
†PTC	60,218	2,178,085
†Rovi	47,674	868,144
†SolarWinds	34,821	1,784,228
Solera Holdings	35,327	1,824,993
†Synopsys	80,685	3,737,329
†Tyler Technologies	17,600	2,121,328
†Ultimate Software Group	14,952	2,541,167

		36,350,552

LVIP SSgA Mid-Cap Index Fund–5

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail–4.45%
Aaron’s	32,433	$918,178
Abercrombie & Fitch	35,934	791,985
Advance Auto Parts	38,325	5,736,869
American Eagle Outfitters	92,015	1,571,616
†ANN	22,986	943,116
†Ascena Retail Group	66,338	962,564
†Cabela’s	25,086	1,404,314
Chico’s FAS	80,782	1,429,034
CST Brands	39,139	1,715,462
Dick’s Sporting Goods	51,383	2,928,317
Foot Locker	74,468	4,691,484
Guess	32,210	598,784
†Murphy USA	22,382	1,619,785
†Office Depot	257,296	2,367,123
Rent-A-Center	26,597	729,822
Signet Jewelers	42,048	5,835,842
†Vista Outdoor	33,618	1,439,523
Williams-Sonoma	44,861	3,575,870

		39,259,688

Technology Hardware, Storage & Peripherals–0.75%
†3D Systems	54,488	1,494,061
Diebold	34,119	1,209,860
Lexmark International Class A	31,115	1,317,409
†NCR	88,409	2,608,950

		6,630,280

Textiles, Apparel & Luxury Goods–0.69%
Carter’s	26,999	2,496,598
†Deckers Outdoor	18,264	1,330,898
†Kate Spade	66,833	2,231,554

		6,059,050

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.57%
New York Community Bancorp	232,015	$3,881,611
Washington Federal	51,787	1,129,216

		5,010,827

Trading Companies & Distributors–0.71%
GATX	22,285	1,292,084
MSC Industrial Direct	26,686	1,926,729
†NOW	56,498	1,222,617
Watsco	14,350	1,803,795

		6,245,225

Water Utilities–0.28%
Aqua America	92,726	2,443,330

		2,443,330

Wireless Telecommunication Services–0.15%
Telephone & Data Systems	51,782	1,289,372

		1,289,372

Total Common Stock (Cost $824,014,632)		861,966,980

MONEY MARKET FUND–2.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	18,784,301	18,784,301

Total Money Market Fund (Cost $18,784,301)		18,784,301

TOTAL VALUE OF SECURITIES–99.80% (Cost $842,798,933)	880,751,281
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,758,624

NET ASSETS APPLICABLE TO 82,975,035 SHARES OUTSTANDING–100.00%	$882,509,905

†	Non-income producing for the period.

« Includes $512,492 cash pledged as collateral for futures contracts as of March 31, 2015.

LVIP SSgA Mid-Cap Index Fund–6

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
132	E-mini S&P MidCap 400 Index	$19,751,492	$20,061,360	6/22/15	$309,868

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Common Stock	$861,966,980
Money Market Fund	18,784,301

Total	$880,751,281

Futures Contracts	$309,868

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Mid-Cap Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.67%
Aerospace & Defense–2.70%
Boeing	232,689	$34,921,965
General Dynamics	110,480	14,995,450
Honeywell International	274,772	28,661,467
L-3 Communications Holdings	29,876	3,758,102
Lockheed Martin	94,203	19,119,441
Northrop Grumman	70,933	11,417,376
Precision Castparts	50,047	10,509,870
Raytheon	108,201	11,820,959
Rockwell Collins	47,305	4,567,298
Textron	97,822	4,336,449
United Technologies	292,459	34,276,195

		178,384,572

Air Freight & Logistics–0.70%
Expeditors International of Washington	67,776	3,265,448
FedEx	92,403	15,288,076
Robinson (C.H.) Worldwide	51,527	3,772,807
United Parcel Service Class B	244,624	23,713,851

		46,040,182

Airlines–0.56%
American Airlines Group	253,900	13,400,842
Delta Air Lines	293,700	13,204,752
Southwest Airlines	238,181	10,551,418

		37,157,012

Auto Components–0.42%
BorgWarner	79,998	4,838,279
Delphi Automotive	103,924	8,286,900
Goodyear Tire & Rubber	96,337	2,608,806
Johnson Controls	233,837	11,794,738

		27,528,723

Automobiles–0.68%
Ford Motor	1,400,202	22,599,260
General Motors	473,706	17,763,975
Harley-Davidson	76,193	4,627,963

		44,991,198

Banks–5.64%
Bank of America	3,723,301	57,301,602
BB&T	252,826	9,857,686
Citigroup	1,073,762	55,320,218
Comerica	63,052	2,845,537
Fifth Third Bancorp	292,212	5,508,196
Huntington Bancshares	285,820	3,158,311
JPMorgan Chase	1,319,560	79,938,945
KeyCorp	307,095	4,348,465
M&T Bank	46,324	5,883,148
PNC Financial Services Group	184,646	17,216,393
Regions Financial	483,114	4,565,427
SunTrust Banks	183,064	7,522,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
U.S. Bancorp	628,056	$27,427,206
Wells Fargo	1,656,882	90,134,381
Zions Bancorporation	71,242	1,923,534

		372,951,149

Beverages–2.09%
Brown-Forman Class B	55,370	5,002,679
Coca-Cola	1,383,597	56,104,858
Coca-Cola Enterprises	78,032	3,449,014
†Constellation Brands Class A	58,935	6,848,836
Dr Pepper Snapple Group	68,258	5,356,888
Molson Coors Brewing Class B	55,717	4,148,131
†Monster Beverage	50,568	6,998,358
PepsiCo	525,275	50,226,796

		138,135,560

Biotechnology–2.96%
†Alexion Pharmaceuticals	69,605	12,062,547
Amgen	266,957	42,673,076
†Biogen	82,849	34,982,162
†Celgene	280,340	32,317,595
†Gilead Sciences	529,549	51,964,643
†Regeneron Pharmaceuticals	26,062	11,766,472
†Vertex Pharmaceuticals	84,400	9,956,668

		195,723,163

Building Products–0.08%
Allegion	33,625	2,056,841
Masco	128,321	3,426,171

		5,483,012

Capital Markets–2.19%
†Affiliated Managers Group	19,500	4,188,210
Ameriprise Financial	64,782	8,476,077
Bank of New York Mellon	395,103	15,898,945
BlackRock	44,691	16,349,755
†E*TRADE Financial	101,343	2,893,849
Franklin Resources	137,656	7,064,506
Goldman Sachs Group	142,186	26,726,702
Invesco	151,239	6,002,676
Legg Mason	36,847	2,033,954
Morgan Stanley	535,820	19,123,416
Northern Trust	77,684	5,410,691
Schwab (Charles)	403,325	12,277,213
State Street	146,490	10,771,410
T. Rowe Price Group	91,035	7,372,014

		144,589,418

Chemicals–2.31%
Air Products & Chemicals	67,499	10,211,249
Airgas	23,551	2,498,997
CF Industries Holdings	17,458	4,952,485
Dow Chemical	388,857	18,657,359

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
duPont (E.I.) deNemours	317,960	$22,724,601
Eastman Chemical	52,227	3,617,242
Ecolab	94,759	10,838,534
FMC	46,801	2,679,357
International Flavors & Fragrances	28,420	3,336,508
LyondellBasell Industries Class A	139,860	12,279,708
Monsanto	169,852	19,115,144
Mosaic	110,747	5,101,007
PPG Industries	48,128	10,854,789
Praxair	102,284	12,349,770
Sherwin-Williams	28,616	8,141,252
Sigma-Aldrich	41,844	5,784,933

		153,142,935

Commercial Services & Supplies–0.38%
ADT	61,257	2,543,391
Cintas	33,808	2,759,747
Iron Mountain	65,400	2,385,792
Pitney Bowes	70,554	1,645,319
Republic Services	88,437	3,587,005
†Stericycle	29,701	4,170,911
Waste Management	149,471	8,105,812

		25,197,977

Communications Equipment–1.64%
Cisco Systems	1,794,724	49,399,778
†F5 Networks	25,896	2,976,486
Harris	36,758	2,895,060
Juniper Networks	127,104	2,870,008
†Level 3 Communications	97,900	5,270,936
Motorola Solutions	66,880	4,458,890
QUALCOMM	583,524	40,461,554

		108,332,712

Construction & Engineering–0.11%
Fluor	51,837	2,963,003
†Jacobs Engineering Group	45,834	2,069,863
†Quanta Services	79,787	2,276,323

		7,309,189

Construction Materials–0.11%
Martin Marietta Materials	21,700	3,033,660
Vulcan Materials	46,963	3,958,981

		6,992,641

Consumer Finance–0.78%
American Express	312,350	24,400,782
Capital One Financial	195,130	15,380,147
Discover Financial Services	159,111	8,965,905
Navient	143,964	2,926,788

		51,673,622

Containers & Packaging–0.19%
Avery Dennison	31,943	1,690,104

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Ball	48,478	$3,424,486
MeadWestvaco	58,535	2,919,140
†Owens-Illinois	57,882	1,349,808
Sealed Air	74,097	3,375,859

		12,759,397

Distributors–0.08%
Genuine Parts	53,641	4,998,805

		4,998,805

Diversified Consumer Services–0.05%
Block (H&R)	96,614	3,098,411

		3,098,411

Diversified Financial Services–2.03%
†Berkshire Hathaway Class B	645,469	93,154,086
CME Group	111,153	10,527,301
Intercontinental Exchange	39,526	9,220,230
Leucadia National	111,225	2,479,205
McGraw-Hill Financial	95,279	9,851,849
Moody’s	65,142	6,761,740
NASDAQ OMX Group	41,177	2,097,556

		134,091,967

Diversified Telecommunication Services–2.15%
AT&T	1,836,940	59,976,091
CenturyLink	200,303	6,920,469
Frontier Communications	351,749	2,479,830
Verizon Communications	1,470,758	71,522,962
Windstream Holdings	211,592	1,565,781

		142,465,133

Electric Utilities–1.67%
American Electric Power	171,678	9,656,887
Duke Energy	248,248	19,060,481
Edison International	114,304	7,140,571
Entergy	63,372	4,910,696
Eversource Energy	111,174	5,616,510
Exelon	301,656	10,138,658
FirstEnergy	147,706	5,178,572
NextEra Energy	153,158	15,936,090
Pepco Holdings	88,409	2,372,013
Pinnacle West Capital	39,983	2,548,916
PPL	233,398	7,856,176
Southern	315,826	13,984,775
Xcel Energy	177,477	6,177,974

		110,578,319

Electrical Equipment–0.53%
AMETEK	86,300	4,534,202
Eaton	166,617	11,319,959
Emerson Electric	243,430	13,783,007

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation	48,290	$5,601,157

		35,238,325

Electronic Equipment, Instruments & Components–0.53%
Amphenol Class A	109,832	6,472,400
Corning	449,860	10,202,825
FLIR Systems	49,450	1,546,796
TE Connectivity	142,711	10,220,962
Tyco International	146,863	6,323,921

		34,766,904

Energy Equipment & Services–1.24%
Baker Hughes	151,897	9,657,611
†Cameron International	69,300	3,126,816
Diamond Offshore Drilling	23,552	630,958
ENSCO Class A	84,759	1,785,872
†FMC Technologies	82,116	3,039,113
Halliburton	297,437	13,051,536
Helmerich & Payne	38,008	2,587,205
National Oilwell Varco	151,090	7,552,989
Noble	88,463	1,263,252
Schlumberger	451,655	37,686,093
Transocean	119,500	1,753,065

		82,134,510

Food & Staples Retailing–2.47%
Costco Wholesale	153,648	23,276,904
CVS Health	397,421	41,017,821
Kroger	172,323	13,210,281
Sysco	206,318	7,784,378
Walgreens Boots Alliance	305,962	25,908,862
Wal-Mart Stores	554,295	45,590,764
Whole Foods Market	126,300	6,577,704

		163,366,714

Food Products–1.63%
Archer-Daniels-Midland	225,923	10,708,750
Campbell Soup	62,850	2,925,667
ConAgra Foods	149,152	5,448,523
General Mills	211,912	11,994,219
Hershey	51,930	5,240,256
Hormel Foods	47,136	2,679,682
Kellogg	89,577	5,907,603
Keurig Green Mountain	42,600	4,759,698
Kraft Foods Group	206,624	18,000,050
McCormick	45,419	3,502,259
Mead Johnson Nutrition	70,859	7,123,455
Mondelez International	589,608	21,278,953
Smucker (J.M.)	35,647	4,125,427
Tyson Foods Class A	102,850	3,939,155

		107,633,697

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–0.03%
AGL Resources	41,983	$2,084,456

		2,084,456

Health Care Equipment & Supplies–2.13%
Abbott Laboratories	528,503	24,485,544
Bard (C.R.)	26,337	4,407,497
Baxter International	190,235	13,031,097
Becton, Dickinson	72,902	10,467,948
†Boston Scientific	465,587	8,264,169
DENTSPLY International	49,675	2,527,961
†Edwards Lifesciences	37,508	5,343,390
†Intuitive Surgical	12,723	6,425,497
Medtronic	504,396	39,337,844
St. Jude Medical	100,342	6,562,367
Stryker	104,912	9,678,132
†Varian Medical Systems	35,132	3,305,570
Zimmer Holdings	59,390	6,979,513

		140,816,529

Health Care Providers & Services–2.73%
Aetna	123,444	13,150,489
AmerisourceBergen	72,878	8,284,042
Anthem	94,788	14,636,215
Cardinal Health	116,161	10,485,853
Cigna	91,856	11,889,841
†DaVita HealthCare Partners	60,328	4,903,460
†Express Scripts Holding	257,632	22,354,729
†HCA Holdings	106,500	8,011,995
†Henry Schein	29,500	4,118,790
Humana	53,832	9,583,173
†Laboratory Corporation of America Holdings	34,947	4,406,467
McKesson	81,387	18,409,739
Patterson	30,024	1,464,871
Quest Diagnostics	50,611	3,889,455
†Tenet Healthcare	34,468	1,706,511
UnitedHealth Group	336,846	39,845,513
Universal Health Services Class B	32,000	3,766,720

		180,907,863

Health Care Technology–0.12%
†Cerner	106,629	7,811,641

		7,811,641

Hotels, Restaurants & Leisure–1.68%
Carnival	158,091	7,563,073
†Chipotle Mexican Grill	10,922	7,105,198
Darden Restaurants	43,530	3,018,370
Marriott International Class A	74,583	5,990,507
McDonald’s	341,618	33,287,258
Royal Caribbean Cruises	58,600	4,796,410
Starbucks	262,603	24,868,504
Starwood Hotels & Resorts Worldwide	62,705	5,235,868

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide	43,873	$3,969,190
Wynn Resorts	28,350	3,568,698
Yum Brands	153,524	12,085,409

		111,488,485

Household Durables–0.45%
Garmin.	42,324	2,011,236
Harman International Industries	24,006	3,207,922
Horton (D.R.)	116,474	3,317,180
Leggett & Platt	48,336	2,227,806
Lennar Class A	62,643	3,245,534
†Mohawk Industries	21,700	4,030,775
Newell Rubbermaid	95,104	3,715,713
PulteGroup	117,141	2,604,044
Whirlpool	27,308	5,517,854

		29,878,064

Household Products–1.79%
Clorox	45,385	5,010,050
Colgate-Palmolive	300,652	20,847,210
Kimberly-Clark	130,731	14,002,597
Procter & Gamble	955,768	78,315,630

		118,175,487

Independent Power & Renewable Electricity Producers–0.09%
AES	230,215	2,958,263
NRG Energy	118,655	2,988,919

		5,947,182

Industrial Conglomerates–2.26%
3M	224,871	37,092,471
Danaher	214,601	18,219,625
General Electric	3,562,369	88,382,375
Roper Industries	35,164	6,048,208

		149,742,679

Insurance–2.65%
ACE.	116,397	12,977,102
Aflac	158,111	10,120,685
Allstate	147,172	10,474,231
American International Group	491,344	26,920,738
Aon	100,096	9,621,228
Assurant	25,316	1,554,656
Chubb	82,793	8,370,372
Cincinnati Financial	52,875	2,817,180
†Genworth Financial	184,251	1,346,875
Hartford Financial Services Group	151,389	6,331,088
ßLincoln National	91,136	5,236,675
Loews	105,008	4,287,477
Marsh & McLennan	189,869	10,649,752
MetLife	398,715	20,155,043
Principal Financial Group	95,833	4,922,941
Progressive	188,518	5,127,690

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Prudential Financial	160,725	$12,907,825
Torchmark	45,179	2,481,231
Travelers	116,306	12,576,168
Unum Group	89,211	3,009,087
XL Group	92,942	3,420,266

		175,308,310

Internet & Catalog Retail–1.31%
†Amazon.com	134,758	50,143,452
Expedia	34,749	3,270,923
†Netflix	21,100	8,792,159
†Priceline Group	18,375	21,391,256
†TripAdvisor	39,134	3,254,775

		86,852,565

Internet Software & Services–3.34%
†Akamai Technologies	62,403	4,433,421
†eBay	396,744	22,884,194
Equinix	20,000	4,657,000
†Facebook Class A	743,000	61,085,745
†Google Class A	101,120	56,091,264
†Google Class C	101,320	55,523,360
†VeriSign	39,387	2,637,747
†Yahoo	309,223	13,740,324

		221,053,055

IT Services–3.28%
Accenture Class A	220,267	20,636,815
†Alliance Data Systems	22,400	6,636,000
Automatic Data Processing	169,168	14,487,548
†Cognizant Technology Solutions
Class A	213,716	13,333,741
Computer Sciences	49,285	3,217,325
Fidelity National Information Services	99,589	6,778,027
†Fiserv	85,612	6,797,593
International Business Machines	323,063	51,851,612
MasterCard Class A	343,920	29,711,249
Paychex	114,576	5,684,688
†Teradata	53,728	2,371,554
Total System Services	58,068	2,215,294
Visa Class A	685,528	44,840,386
Western Union	183,387	3,816,283
Xerox	376,585	4,839,117

		217,217,232

Leisure Products–0.08%
Hasbro	39,684	2,509,616
Mattel	118,368	2,704,709

		5,214,325

Life Sciences Tools & Services–0.44%
Agilent Technologies	117,037	4,862,887
PerkinElmer	39,675	2,028,980

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific	140,353	$18,855,022
†Waters	29,216	3,632,133

		29,379,022

Machinery–1.43%
Caterpillar	212,481	17,004,854
Cummins	59,629	8,266,965
Deere	119,900	10,514,031
Dover	58,351	4,033,221
Flowserve	47,884	2,704,967
Illinois Tool Works	126,219	12,260,914
Ingersoll-Rand	93,175	6,343,354
Joy Global	34,434	1,349,124
PACCAR	124,255	7,845,461
Pall	37,408	3,755,389
Parker-Hannifin	52,182	6,198,178
Pentair	65,594	4,125,207
Snap-on	20,375	2,996,348
Stanley Black & Decker	54,940	5,239,078
Xylem	63,873	2,236,832

		94,873,923

Media–3.46%
Cablevision Systems Class A	76,841	1,406,190
CBS Class B	167,303	10,143,581
Comcast Class A	904,172	51,058,593
†DIRECTV	176,296	15,002,790
†Discovery Communications Class A	52,143	1,603,919
†Discovery Communications Class C	95,943	2,827,920
Disney (Walt)	553,390	58,045,077
Gannett	79,305	2,940,629
Interpublic Group	147,580	3,264,470
†News Class A	175,090	2,803,191
Omnicom Group	87,097	6,791,824
Scripps Networks Interactive Class A	35,653	2,444,370
Time Warner	294,333	24,853,479
Time Warner Cable	98,423	14,751,639
Twenty-First Century Fox Class A	650,757	22,021,617
Viacom Class B	129,623	8,853,251

		228,812,540

Metals & Mining–0.34%
Alcoa	413,781	5,346,051
Allegheny Technologies	38,171	1,145,512
Freeport-McMoRan Copper & Gold	364,661	6,910,326
Newmont Mining	175,032	3,799,945
Nucor	111,943	5,320,651

		22,522,485

Multiline Retail–0.79%
Dollar General	106,529	8,030,156
†Dollar Tree	72,160	5,855,423
Family Dollar Stores	34,715	2,750,817

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Kohl’s	70,903	$5,548,160
Macy’s	121,217	7,868,195
Nordstrom	49,411	3,968,692
Target	223,538	18,345,764

		52,367,207

Multi-Utilities–1.15%
Ameren	85,201	3,595,482
CenterPoint Energy	150,835	3,078,542
CMS Energy	96,538	3,370,142
Consolidated Edison	102,812	6,271,532
Dominion Resources	204,910	14,521,972
DTE Energy	62,092	5,010,203
Integrys Energy Group	28,036	2,019,153
NiSource	110,795	4,892,707
PG&E	166,773	8,850,643
Public Service Enterprise Group	177,589	7,444,531
SCANA	49,706	2,733,333
Sempra Energy	81,088	8,840,214
TECO Energy	78,862	1,529,923
Wisconsin Energy	79,034	3,912,183

		76,070,560

Oil, Gas & Consumable Fuels–6.61%
Anadarko Petroleum	177,727	14,717,573
Apache	132,126	7,971,162
Cabot Oil & Gas	146,196	4,317,168
Chesapeake Energy	182,105	2,578,607
Chevron	663,534	69,657,799
Cimarex Energy	30,600	3,521,754
ConocoPhillips	432,010	26,896,943
CONSOL Energy	80,832	2,254,404
Devon Energy	135,014	8,142,694
EOG Resources	192,302	17,632,170
EQT	53,107	4,400,977
Exxon Mobil	1,486,210	126,327,850
Hess	89,220	6,055,361
Kinder Morgan	596,381	25,083,785
Marathon Oil	236,829	6,183,605
Marathon Petroleum	98,310	10,065,961
Murphy Oil	58,565	2,729,129
†Newfield Exploration	53,397	1,873,701
Noble Energy	132,085	6,458,957
Occidental Petroleum	272,198	19,870,454
ONEOK	73,077	3,525,234
Phillips 66	194,271	15,269,701
Pioneer Natural Resources	52,214	8,537,511
QEP Resources	58,167	1,212,782
Range Resources	59,106	3,075,876
†Southwestern Energy	133,050	3,085,430
Spectra Energy	235,490	8,517,673
Tesoro	44,961	4,104,490

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy	182,945	$11,638,961
Williams	236,118	11,945,210

		437,652,922

Paper & Forest Products–0.12%
International Paper	148,701	8,251,418

		8,251,418

Personal Products–0.10%
Estee Lauder Class A	78,567	6,533,632

		6,533,632

Pharmaceuticals–6.17%
AbbVie	559,210	32,736,153
†Actavis	138,204	41,132,141
Bristol-Myers Squibb	582,226	37,553,577
†Endo International	58,300	5,229,510
†Hospira	59,371	5,215,149
Johnson & Johnson	982,381	98,827,529
Lilly (Eli)	343,852	24,980,848
†Mallinckrodt	40,800	5,167,320
Merck	1,000,581	57,513,396
†Mylan	130,905	7,769,212
Perrigo	49,451	8,186,613
Pfizer	2,169,248	75,468,138
Zoetis	175,921	8,143,383

		407,922,969

Professional Services–0.21%
Dun & Bradstreet	13,178	1,691,528
Equifax	42,618	3,963,474
Nielsen	113,700	5,067,609
Robert Half International	47,717	2,887,833

		13,610,444

Real Estate Investment Trusts–2.42%
American Tower	145,903	13,736,767
Apartment Investment & Management	56,213	2,212,544
AvalonBay Communities	46,348	8,076,139
Boston Properties	53,712	7,545,462
Crown Castle International	117,165	9,670,799
Equity Residential	127,142	9,899,276
Essex Property Trust	22,400	5,149,760
General Growth Properties	220,200	6,506,910
HCP	161,223	6,966,446
Health Care REIT	121,001	9,360,637
Host Hotels & Resorts	265,751	5,362,855
Kimco Realty	143,945	3,864,923
Macerich	49,310	4,158,312
Plum Creek Timber	61,686	2,680,257
Prologis	175,489	7,644,301
Public Storage	50,951	10,044,480
Simon Property Group	109,048	21,334,151

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
SL Green Realty	34,900	$4,480,462
Ventas	112,295	8,199,781
Vornado Realty Trust	61,274	6,862,688
Weyerhaeuser	184,010	6,099,932

		159,856,882

Real Estate Management & Development–0.06%
†CBRE Group Class A	98,176	3,800,393

		3,800,393

Road & Rail–0.94%
CSX	349,404	11,572,260
Kansas City Southern	38,738	3,954,375
Norfolk Southern	108,632	11,180,405
Ryder System	18,586	1,763,626
Union Pacific	312,002	33,792,937

		62,263,603

Semiconductors & Semiconductor Equipment–2.34%
Altera	108,227	4,644,021
Analog Devices	109,222	6,880,986
Applied Materials	427,653	9,647,852
Avago Technologies	88,800	11,275,824
Broadcom Class A	189,072	8,185,872
†First Solar	26,332	1,574,390
Intel	1,676,228	52,415,650
KLA-Tencor	57,921	3,376,215
Lam Research	56,750	3,985,836
Linear Technology	83,733	3,918,704
Microchip Technology	70,503	3,447,597
†Micron Technology	376,759	10,221,472
NVIDIA	180,310	3,772,987
Skyworks Solutions	66,900	6,575,601
Texas Instruments	370,724	21,199,852
Xilinx	92,855	3,927,767

		155,050,626

Software–3.51%
†Adobe Systems	166,300	12,296,222
†Autodesk	79,903	4,685,512
CA	112,419	3,665,984
†Citrix Systems	56,456	3,605,845
†Electronic Arts	109,179	6,421,363
Intuit	100,240	9,719,270
Microsoft	2,903,588	118,045,370
Oracle	1,135,378	48,991,561
†Red Hat	65,903	4,992,152
†salesforce.com	214,136	14,306,426
Symantec	242,225	5,659,587

		232,389,292

Specialty Retail–2.43%
†AutoNation	26,206	1,685,832

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†AutoZone	11,227	$7,658,610
†Bed Bath & Beyond	65,026	4,992,371
Best Buy	101,677	3,842,374
†CarMax	76,809	5,300,589
GameStop Class A	38,063	1,444,871
Gap	93,650	4,057,855
Home Depot	466,385	52,986,000
L Brands	86,243	8,131,852
Lowe’s	341,497	25,403,962
†O’Reilly Automotive	35,557	7,688,846
Ross Stores	73,613	7,755,866
Staples	224,535	3,656,552
Tiffany	39,515	3,477,715
TJX	241,746	16,934,307
Tractor Supply	47,700	4,057,362
†Urban Outfitters	35,117	1,603,091

		160,678,055

Technology Hardware, Storage & Peripherals–4.79%
Apple	2,058,389	256,125,343
EMC	714,167	18,254,109
Hewlett-Packard	654,976	20,409,052
NetApp	111,843	3,965,953
SanDisk	78,527	4,995,888
Seagate Technology	114,872	5,976,790
Western Digital	76,652	6,976,099

		316,703,234

Textiles, Apparel & Luxury Goods–0.89%
Coach	96,734	4,007,690
†Fossil Group	15,783	1,301,308
Hanesbrands	141,900	4,755,069
†Michael Kors Holdings	72,300	4,753,725
NIKE Class B	244,934	24,574,228
PVH	28,933	3,083,100
Ralph Lauren	21,272	2,797,268
†Under Armour Class A	58,500	4,723,875
VF	121,252	9,131,488

		59,127,751

Thrifts & Mortgage Finance–0.05%
Hudson City Bancorp	168,852	1,769,569
People’s United Financial	108,817	1,654,018

		3,423,587

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.38%
Altria Group	693,701	$34,698,924
Lorillard	126,367	8,258,083
Philip Morris International	545,316	41,078,654
Reynolds American	108,160	7,453,306

		91,488,967

Trading Companies & Distributors–0.18%
Fastenal	95,603	3,961,310
Grainger (W.W.)	21,253	5,011,670
†United Rentals	36,000	3,281,760

		12,254,740

Total Common Stock (Cost $4,304,417,753)		6,462,297,372

MONEY MARKET FUND–2.02%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	133,529,917	133,529,917

Total Money Market Fund (Cost $133,529,917)		133,529,917

	Principal Amount°

SHORT-TERM INVESTMENTS–0.20%
≠U.S. Treasury Obligations–0.20%
U.S. Treasury Bills
¥0.002% 4/9/15	1,065,000	1,064,997
¥0.005% 4/16/15	11,895,000	11,895,000

Total Short-Term Investments (Cost $12,959,984)		12,959,997

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.89% (Cost $4,450,907,654)	$6,608,787,286
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.11%	7,424,755

NET ASSETS APPLICABLE TO 447,617,695 SHARES OUTSTANDING–100.00%	$6,616,212,041

† Non-income producing for the period.

« Includes $1,251,295 cash pledged as collateral for futures contracts as of March 31, 2015.

ß Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 03/31/15	Dividend Income
Lincoln National	$5,273,114	$284,888	$(306,354)	$8,203	$5,236,675	$18,287

≠ The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥ Fully or partially pledged as collateral for derivatives.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,432 E-mini S&P 500 Index	$147,368,135	$147,553,280	6/22/15	$185,145

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Total
Common Stock	$6,462,297,372	$—	$6,462,297,372
Money Market Fund	133,529,917	—	133,529,917
Short-Term Investments	—	12,959,997	12,959,997

Total	$6,595,827,289	$12,959,997	$6,608,787,286

Futures Contracts	$185,145	$—	$185,145

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.66%
Aerospace & Defense–1.61%
AAR	35,998	$1,105,139
†Aerovironment	14,181	375,938
American Science & Engineering	6,301	307,867
†Astronics	16,576	1,221,651
Cubic	18,617	963,802
Curtiss-Wright	42,444	3,138,309
†DigitalGlobe	66,766	2,274,718
†Ducommun	6,800	176,120
Engility Holdings	13,900	417,556
†Erickson	7,600	32,832
†Esterline Technologies	28,022	3,206,277
†GenCorp	53,968	1,251,518
HEICO	58,418	3,567,587
†KEYW Holding	20,408	167,958
†Kratos Defense & Security Solutions	39,750	219,817
†LMI Aerospace	5,541	67,656
†Moog Class A	36,481	2,737,899
National Presto Industries	4,172	264,463
SIFCO Industries	400	8,716
†Sparton	6,600	161,700
†TASER International	48,945	1,180,064
†Teledyne Technologies	30,964	3,304,788

		26,152,375

Air Freight & Logistics–0.50%
†Air Transport Services Group	43,976	405,459
†Atlas Air Worldwide Holdings	20,720	891,374
†Echo Global Logistics	20,591	561,311
Forward Air	27,839	1,511,658
†Hub Group Class A	32,944	1,294,370
Park-Ohio Holdings	7,516	395,868
†UTi Worldwide	82,600	1,015,980
†XPO Logistics	46,518	2,115,173

		8,191,193

Airlines–0.56%
Allegiant Travel	12,184	2,342,861
†Hawaiian Holdings	37,025	815,476
†JetBlue Airways	218,383	4,203,873
†Republic Airways Holdings	46,349	637,299
SkyWest	46,892	685,092
†Virgin America	11,700	355,680

		9,040,281

Auto Components–1.19%
†American Axle & Manufacturing
Holdings	60,381	1,559,641
Cooper Tire & Rubber	51,517	2,206,988
†Cooper-Standard Holding	12,600	745,920
Dana Holding	149,072	3,154,364
†Dorman Products	24,373	1,212,557
Drew Industries	21,204	1,304,894
†Federal-Mogul Class A	25,034	333,203

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Fox Factory Holding	6,400	$98,176
†Fuel Systems Solutions	8,782	96,953
†Gentherm	31,506	1,591,368
†Metaldyne Performance Group	10,000	180,200
†Modine Manufacturing	39,264	528,886
†Motorcar Parts of America	14,700	408,513
Remy International	25,900	575,239
†Shiloh Industries	8,074	113,359
Spartan Motors	20,504	99,444
Standard Motor Products	18,151	767,061
†Stoneridge	21,231	239,698
Strattec Security	2,500	184,600
Superior Industries International	19,207	363,589
†Tenneco	53,577	3,076,391
†Tower International	19,420	516,572

		19,357,616

Automobiles–0.03%
Winnebago Industries	25,473	541,556

		541,556

Banks–7.39%
1st Source	12,359	397,095
American National Bankshares	5,995	135,367
Ameris Bancorp	26,579	701,420
Ames National	4,997	124,175
Arrow Financial	10,315	280,052
Banc of California	27,838	342,686
BancFirst	5,593	341,061
Banco Latinoamericano de Exportacions	27,758	910,185
†Bancorp	26,347	237,913
BancorpSouth	85,231	1,979,064
Bank of Kentucky Financial	5,495	269,530
Bank of Marin Bancorp	5,149	262,084
Bank of the Ozarks	75,020	2,770,489
Banner	16,019	735,272
BBCN Bancorp	71,933	1,040,870
†Blue Hills Bancorp	24,053	317,981
BNC Bancorp	17,200	311,320
Boston Private Financial Holdings	72,638	882,552
Bridge Bancorp	10,192	263,259
†Bridge Capital Holdings	6,125	159,924
Bryn Mawr Bank	13,164	400,317
Camden National	5,058	201,511
†Capital Bank Financial	19,770	545,850
Capital City Bank Group	6,384	103,740
Cardinal Financial	29,821	595,824
†Cascade Bancorp	18,443	88,526
Cathay General Bancorp	70,703	2,011,500
Centerstate Banks of Florida	32,205	383,562
Central Pacific Financial	18,230	418,743

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Century Bancorp Class A	2,361	$93,732
Chemical Financial	29,812	934,904
Citizens & Northern	12,361	249,445
City Holding	14,497	681,794
CNB Financial	12,991	221,107
CoBiz Financial	29,853	367,789
Columbia Banking System	51,383	1,488,566
Community Bank System	36,446	1,289,824
Community Trust Bancorp	11,746	389,497
†CommunityOne Bancorp	5,605	55,153
ConnectOne Bancorp	19,969	388,597
†CU Bancorp	6,000	136,500
†Customers Bancorp	22,280	542,741
CVB Financial	94,559	1,507,270
†Eagle Bancorp	21,509	825,946
Enterprise Bancorp	6,760	143,650
Enterprise Financial Services	15,538	321,015
Fidelity Southern	12,915	218,005
Financial Institutions	11,888	272,592
First Bancorp (Maine)	5,538	96,638
First Bancorp (North Carolina)	19,585	343,913
†First Bancorp (Puerto Rico)	87,135	540,237
First Busey	57,291	383,277
First Business Financial Services	2,900	125,396
First Citizens BancShares Class A	8,500	2,207,365
First Commonwealth Financial	86,339	777,051
First Community Bancshares	17,663	309,632
First Connecticut Bancorp	16,728	257,109
First Financial	11,159	400,496
First Financial Bancorp	47,773	850,837
First Financial Bankshares	57,114	1,578,631
First Interstate Bancsystem	13,498	375,514
First Merchants	33,083	778,774
First Midwest Bancorp	67,755	1,176,904
†First NBC Bank Holding	14,200	468,316
First of Long Island	12,036	306,918
FirstMerit	145,907	2,780,987
Flushing Financial	28,330	568,583
FNB	153,984	2,023,350
German American Bancorp	10,082	296,713
Glacier Bancorp	66,374	1,669,306
Great Southern Bancorp	8,370	329,694
Great Western Bancorp	14,000	308,140
†Green Bancorp	5,400	60,372
Guaranty Bancorp	15,168	257,249
Hancock Holding	72,864	2,175,719
Hanmi Financial	29,620	626,463
Heartland Financial USA	12,338	402,589
Heritage Commerce	11,254	102,749
Heritage Financial	23,755	403,835
Heritage Oaks Bancorp	19,116	158,854
Home Bancshares	48,314	1,637,361

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
†HomeTrust Bancshares	20,577	$328,615
Horizon Bancorp	8,337	195,002
Hudson Valley Holding	14,338	366,479
Iberiabank	27,904	1,758,789
Independent Bank	16,600	212,978
@Independent Bank (Massachusetts)	23,184	1,017,082
Independent Bank Group	6,600	256,806
International Bancshares	48,864	1,271,930
Investors Bancorp	314,886	3,690,464
Lakeland Bancorp	33,778	388,447
Lakeland Financial	15,378	624,039
LegacyTexas Financial Group	36,427	827,986
Macatawa Bank	25,100	134,285
MainSource Financial Group	19,820	389,265
MB Financial	59,026	1,848,104
Mercantile Bank	15,733	307,580
Merchants Bancshares	2,742	79,984
†Meridian Bancorp	14,154	186,408
Metro Bancorp	13,810	380,742
MidSouth Bancorp	4,611	68,012
MidWestOne Financial Group	3,742	107,882
National Bank Holdings Class A	29,752	559,635
National Bankshares	3,739	111,572
National Penn Bancshares	111,413	1,199,918
NBT Bancorp	39,939	1,000,871
NewBridge Bancorp	24,200	215,864
Northrim BanCorp	3,625	88,957
OFG Bancorp	41,388	675,452
Old Line Bancshares	7,600	120,080
Old National Bancorp	105,225	1,493,143
Opus Bank	5,800	179,104
Pacific Continental	11,170	147,667
†Pacific Premier Bancorp	14,000	226,660
Palmetto Bancshares	800	15,200
Park National	11,876	1,016,111
Park Sterling	30,733	218,204
Peapack Gladstone Financial	15,091	325,966
Penns Woods Bancorp	5,076	248,267
Peoples Bancorp	9,640	227,890
Peoples Financial Services	5,500	246,785
Pinnacle Financial Partners	31,804	1,414,006
Preferred Bank	10,329	283,738
PrivateBancorp	63,405	2,229,954
Prosperity Bancshares	61,351	3,219,700
Renasant	28,696	862,315
Republic Bancorp Class A	6,086	150,507
†Republic First Bancorp	13,200	47,916
S&T Bancorp	27,156	770,687
Sandy Spring Bancorp	21,513	564,286
†Seacoast Banking Corp of Florida	17,844	254,634
Sierra Bancorp	8,220	137,274
Simmons First National Class A	20,041	911,264

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
South State	21,591	$1,476,608
Southside Bancshares	20,058	575,464
Southwest Bancorp	19,498	346,869
†Square 1 Financial Class A	7,900	211,483
State Bank Financial	32,428	680,988
Sterling Bancorp	81,933	1,098,722
Stock Yards Bancorp	13,055	449,484
Stonegate Bank	7,200	217,368
Suffolk Bancorp	11,049	262,524
†Sun Bancorp	5,281	99,864
Susquehanna Bancshares	166,010	2,275,997
Talmer Bancorp Class A	12,700	194,501
†Texas Capital Bancshares	40,515	1,971,055
Tompkins Financial	13,697	737,583
TowneBank	41,190	662,335
Trico Bancshares	19,153	462,162
†Tristate Capital Holdings	22,700	237,669
†Triumph Bancorp	9,300	127,038
Trustmark	60,279	1,463,574
UMB Financial	33,582	1,776,152
Umpqua Holdings	147,181	2,528,570
Union Bankshares	42,031	933,509
United Bankshares	61,135	2,297,453
United Community Banks	41,756	788,353
Univest of Pennsylvania	13,432	265,819
Valley National Bancorp	201,199	1,899,319
Washington Trust Bancorp	12,675	484,058
Webster Financial	79,653	2,951,144
Wesbanco	29,610	964,694
West Bancorporation	11,475	228,238
Westamerica Bancorporation	23,781	1,027,577
†Western Alliance Bancorp	66,990	1,985,584
Wilshire Bancorp	59,947	597,672
Wintrust Financial	41,307	1,969,518
†Yadkin Financial	18,486	375,266

		120,347,691

Beverages–0.17%
†Boston Beer Class A	7,416	1,983,038
Coca-Cola Bottling Consolidated	4,013	453,710
†Craft Brewers Alliance	6,450	87,978
†National Beverage	12,367	301,878

		2,826,604

Biotechnology–6.00%
†ACADIA Pharmaceuticals	69,500	2,265,005
†Acceleron Pharma	15,200	578,512
†Achillion Pharmaceuticals	102,672	1,012,346
†Acorda Therapeutics	37,271	1,240,379
†Actinium Pharmaceuticals	14,300	35,321
†Aegerion Pharmaceuticals	27,043	707,715
†Agenus	45,000	230,850

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Agios Pharmaceuticals	13,100	$1,235,330
†Akebia Therapeutics	5,700	63,327
†Alder Biopharmaceuticals	10,200	294,372
†AMAG Pharmaceuticals	22,929	1,253,299
†Anacor Pharmaceuticals	29,451	1,703,740
†Applied Genetic Technologies	6,000	119,940
†Ardelyx	5,700	74,613
†Arena Pharmaceuticals	199,343	871,129
†ARIAD Pharmaceuticals	149,400	1,231,056
†Array BioPharma	126,233	930,337
†Arrowhead Research	52,400	354,486
†Atara Biotherapeutics	6,200	257,734
†Auspex Pharmaceuticals	9,600	962,592
†Avalanche Biotechnologies	7,700	312,004
†BioCryst Pharmaceuticals	64,700	584,241
†BioSpecifics Technologies	3,700	144,855
†Biotime	49,144	244,246
†Bluebird Bio	21,800	2,632,786
†Celldex Therapeutics	85,840	2,392,361
†Cellular Dynamics International	6,100	100,223
†Cepheid	61,306	3,488,311
†ChemoCentryx	15,750	118,913
†Chimerix	27,200	1,025,168
†Clovis Oncology	21,935	1,628,235
†Coherus Biosciences	7,200	220,176
†CTI BioPharma	108,200	195,842
†Cytokinetics	32,466	220,119
†Cytori Therapeutics	30,696	36,221
†CytRx	40,400	136,148
†Dermira	5,900	90,565
=Durata Therapeutics	14,227	11,808
†Dyax	120,531	2,019,497
†Dynavax Technologies	22,157	496,982
†Emergent BioSolutions	24,548	706,000
†Enanta Pharmaceuticals	7,500	229,650
†Epizyme	9,300	174,654
†Exact Sciences	78,750	1,734,075
†Exelixis	170,468	438,103
†Five Prime Therapeutics	17,800	406,730
†Foundation Medicine	12,400	596,564
†Galectin Therapeutics	13,000	43,550
†Galena Biopharma	84,600	117,594
†Genomic Health	15,677	478,932
†Geron	134,144	505,723
†Halozyme Therapeutic	92,443	1,320,086
†Heron Therapeutics	22,800	331,740
†Hyperion Therapeutics	12,434	570,721
†Idera Pharmaceuticals	82,800	307,188
†ImmunoGen	67,993	608,537
†Immunomedics	64,026	245,220
†Infinity Pharmaceuticals	39,224	548,352
†Inovio Pharmaceuticals	59,400	484,704

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Insmed	46,000	$956,800
†Insys Therapeutics	8,750	508,637
†Intrexon	33,700	1,528,969
†Ironwood Pharmaceuticals	106,372	1,701,952
†Isis Pharmaceuticals	102,741	6,541,519
†Karyopharm Therapeutics	13,400	410,174
†Keryx Biopharmaceuticals	92,887	1,182,452
†Kindred Biosciences	11,000	78,540
†KYTHERA Biopharmaceuticals	14,446	724,467
†Lexicon Pharmaceutical	168,816	159,413
†Ligand Pharmaceuticals Class B	17,665	1,362,148
†MacroGenics	18,500	580,345
†MannKind	210,036	1,092,187
†Merrimack Pharmaceuticals	90,670	1,077,160
†MiMedx Group	84,700	880,880
†Momenta Pharmaceuticals	44,382	674,606
†NanoViricides	29,000	65,250
†Navidea Biopharmaceuticals	114,850	182,611
†Neuralstem	49,800	94,620
†Neurocrine Biosciences	74,353	2,952,558
†NewLink Genetics	16,447	899,815
†Northwest Biotherapeutics	25,700	189,409
†Novavax	211,336	1,747,749
†Ohr Pharmaceutical	15,200	38,608
†OncoMed Pharmaceuticals	12,100	311,938
†Oncothyreon	51,200	83,456
†Ophthotech	11,900	553,707
†OPKO Health	174,039	2,466,133
†Orexigen Therapeutics	111,420	872,419
†Organovo Holdings	45,200	160,008
†Osiris Therapeutics	15,147	266,284
†OvaScience	15,800	548,734
PDL BioPharma	145,081	1,020,645
†Peregrine Pharmaceuticals	135,900	183,465
†Portola Pharmaceuticals	38,100	1,446,276
†Progenics Pharmaceuticals	66,198	395,864
†Prothena	24,600	938,244
†PTC Therapeutics	21,800	1,326,530
†Puma Biotechnology	21,600	5,099,976
†Raptor Pharmaceutical	50,730	551,435
†Receptos	19,400	3,198,866
†Regulus Therapeutics	14,327	242,699
†Repligen	26,525	805,299
†Retrophin	21,100	505,556
†Rigel Pharmaceuticals	61,674	220,176
†Sage Therapeutics	5,400	271,242
†Sangamo Biosciences	61,289	961,012
†Sarepta Therapeutics	32,100	426,288
†Spark Therapeutics	7,100	550,250
†Spectrum Pharmaceuticals	63,225	383,776
†Stemline Therapeutics	14,700	212,709
†Sunesis Pharmaceuticals	39,097	95,788

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Synageva BioPharma	20,607	$2,009,801
†Synergy Pharmaceuticals	86,618	400,175
†Synta Pharmaceuticals	46,890	90,967
†TESARO	18,704	1,073,610
†TG Therapeutics	20,600	318,888
†Threshold Pharmaceuticals	48,147	195,477
†Ultragenyx Pharmaceutical	7,400	459,466
†Vanda Pharmaceuticals	29,481	274,173
†Veracyte	4,300	31,304
†Verastem	28,203	286,825
†Versartis	5,000	91,850
†Xencor	11,100	170,052
†XOMA	89,370	325,307
†ZIOPHARM Oncology	81,734	880,275

		97,706,721

Building Products–0.82%
AAON	38,517	944,822
†American Woodmark	9,775	534,986
Apogee Enterprises	26,147	1,129,550
†Builders FirstSource	41,066	273,910
†Continental Building Products	9,600	216,864
†Gibraltar Industries	23,856	391,477
Griffon	35,364	616,395
Insteel Industries	15,439	333,946
†Masonite International	26,200	1,762,212
†NCI Building Systems	27,891	481,956
†Norcraft	6,800	173,876
†Nortek	7,276	642,107
†Patrick Industries	6,101	379,909
†PGT	43,195	482,704
†Ply Gem Holdings	19,100	248,300
Quanex Building Products	33,352	658,368
Simpson Manufacturing	36,989	1,382,279
†Trex	29,894	1,630,120
†Trinseo	10,600	209,880
Universal Forest Products	16,570	919,304

		13,412,965

Capital Markets–1.53%
†Altisource Asset Management	1,000	185,130
Arlington Asset Investment Class A	20,885	502,493
BGC Partners Class A	155,909	1,473,340
Calamos Asset Management Class A	11,459	154,124
CIFC	325	2,486
Cohen & Steers	17,769	727,641
CorEnergy Infrastructure Trust	42,700	295,911
†Cowen Group Class A	107,635	559,702
Diamond Hill Investment Group	2,432	389,120
Evercore Partners Class A	29,492	1,523,557
†FBR	5,231	120,888
Fifth Street Asset Management	5,200	58,604

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Financial Engines	45,622	$1,908,368
FXCM Class A	32,953	70,190
GAMCO Investors	5,496	431,491
Greenhill	25,590	1,014,643
Hannon Armstrong Sustainable Infrastructure Capital	25,100	458,828
HFF Class A	29,681	1,114,225
†INTL. FCStone	14,724	437,745
†Investment Technology Group	29,942	907,542
Janus Capital Group	132,400	2,275,956
†KCG Holdings	38,166	467,915
†Ladenburg Thalmann Financial Services	83,408	321,955
Manning & Napier	12,216	158,930
†Marcus & Millichap	7,400	277,352
Moelis & Co	5,300	159,636
OM Asset Management	18,400	342,976
Oppenheimer Holdings Class A	7,302	171,305
†Piper Jaffray	15,268	800,959
Pzena Investment Management Class A	4,622	42,384
†Safeguard Scientifics	17,820	322,186
Silvercrest Asset Management Group Class A	7,300	104,025
†Stifel Financial	57,647	3,213,820
@=Teton Advisors Class B	19	0
Virtus Investment Partners	6,472	846,343
†Walter Investment Management	35,218	568,771
Westwood Holdings Group	7,114	428,974
WisdomTree Investments	95,508	2,049,602

		24,889,117

Chemicals–2.06%
American Vanguard	19,795	210,223
Axiall	61,621	2,892,490
Balchem	27,107	1,501,186
Calgon Carbon	44,040	927,923
Chase	4,411	192,893
†Chemtura	64,720	1,766,209
=Chemtura	37,800	0
†Ferro	67,287	844,452
†Flotek Industries	50,886	750,060
Fuller (H.B.)	44,409	1,903,814
FutureFuel	17,308	177,753
Hawkins	8,139	309,201
Innophos Holdings	19,764	1,113,899
Innospec	22,604	1,048,600
†Intrepid Potash	51,400	593,670
KMG Chemicals	9,772	261,206
Koppers Holdings	14,660	288,509
†Kraton Performance Polymers	30,441	615,213
Kronos Worldwide	15,200	192,280

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
†Landec	20,233	$282,250
†LSB Industries	17,761	734,062
†Marrone Bio Innovations	3,600	13,932
Minerals Technologies	30,564	2,234,228
Olin	70,017	2,243,345
OM Group	26,741	803,032
†OMNOVA Solutions	39,840	339,835
PolyOne	78,464	2,930,630
Quaker Chemical	12,013	1,028,793
†Rentech	182,573	204,482
Schulman (A.)	24,131	1,163,114
†Senomyx	30,800	135,828
Sensient Technologies	43,595	3,002,824
Stepan	17,670	736,132
†Trecora Resources	17,392	212,182
Tredegar	23,630	475,199
Tronox	55,400	1,126,282
Zep	18,945	322,633

		33,578,364

Commercial Services & Supplies–2.22%
ABM Industries	49,923	1,590,547
†ACCO Brands	94,724	787,156
†ARC Document Solutions	31,770	293,237
Brady Class A	43,137	1,220,346
Brink’s	43,557	1,203,480
†Casella Waste Systems	36,534	200,937
Ceco Environmental	13,767	146,068
†Cenveo	27,711	59,302
†Cimpress	29,434	2,483,641
Civeo	68,000	172,720
Deluxe	44,140	3,058,019
Ennis	23,860	336,903
G&K Services Class A	17,861	1,295,458
Healthcare Services Group	62,281	2,001,089
†Heritage-Crystal Clean	4,288	50,170
Herman Miller	52,887	1,468,143
HNI	39,975	2,205,421
†InnerWorkings	28,357	190,559
Interface Class A	60,321	1,253,470
James River Holdings L	9,600	225,888
Kimball International Class B	26,702	279,837
Knoll	40,182	941,464
†Lendingtree	5,905	330,739
†Liberty Tax	1,700	47,311
McGrath RentCorp	20,640	679,262
Mobile Mini	41,566	1,772,374
MSA Safety	26,518	1,322,718
Multi-Color	10,092	699,678
†Neff Class CL A	6,900	72,726
†NL Industries	4,936	38,254
†Performant Financial	28,495	96,883

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Quad Graphics	23,523	$540,559
†SP Plus	12,197	266,504
Steelcase Class A	74,034	1,402,204
†Team	16,413	639,779
Tetra Tech	52,691	1,265,638
UniFirst	13,167	1,549,624
United Stationers	35,219	1,443,627
US Ecology	19,519	975,364
Viad	15,713	437,136
West	34,700	1,170,431

		36,214,666

Communications Equipment–1.51%
ADTRAN	46,848	874,652
†Aerohive Networks	11,200	49,952
Alliance Fiber Optic Products	10,600	184,652
†Applied Optoelectronics	10,700	148,516
†Aruba Networks	94,388	2,311,562
Bel Fuse Class B	6,538	124,418
Black Box	12,650	264,765
†CalAmp	33,272	538,674
†Calix	32,331	271,257
†Ciena	93,240	1,800,464
†Clearfield	8,300	123,006
Comtech Telecommunications	12,775	369,836
†Digi International	14,522	144,930
†Emulex	65,406	521,286
†Extreme Networks	71,245	225,134
†Finisar	91,867	1,960,442
†Harmonic	75,788	561,589
†Infinera	108,741	2,138,935
InterDigital	33,088	1,678,885
†Ixia	49,691	602,752
†KVH Industries	16,575	250,614
†NETGEAR	31,334	1,030,262
†Numerex Class A	7,573	86,332
†Oclaro	67,800	134,244
†Parkervision	57,733	47,918
Plantronics	37,751	1,998,915
†Polycom	123,000	1,648,200
†Procera Networks	18,335	172,166
†Ruckus Wireless	52,211	671,956
†ShoreTel	52,268	356,468
†Sonus Networks	39,702	312,852
TESSCO Technologies	2,972	73,290
Ubiquiti Networks	27,029	798,707
†ViaSat	36,546	2,178,507

		24,656,138

Construction & Engineering–0.69%
†Aegion	35,228	635,865
†Ameresco Class A	10,729	79,395

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
Argan	12,051	$435,885
Comfort Systems USA	34,836	732,949
†Dycom Industries	31,029	1,515,456
EMCOR Group	55,177	2,564,075
†Furmanite	33,418	263,668
Granite Construction	35,140	1,234,820
†Great Lakes Dredge & Dock	52,797	317,310
†Layne Christensen	10,946	54,839
†MasTec	58,678	1,132,485
†MYR Group	19,994	626,612
†Northwest Pipe	8,096	185,803
†Orion Marine Group	17,195	152,348
Primoris Services	30,838	530,105
†Sterling Construction	9,910	44,793
†Tutor Perini	30,983	723,453

		11,229,861

Construction Materials–0.10%
†Headwaters	60,823	1,115,494
United States Lime & Minerals	1,487	95,912
†US Concrete	12,000	406,560

		1,617,966

Consumer Finance–0.64%
Cash America International	26,856	625,745
†Consumer Portfolio Services	14,500	101,355
†Credit Acceptance	5,801	1,131,195
†Encore Capital Group	23,363	971,667
†Enova International	24,223	476,951
†Ezcorp Class A	43,419	396,415
†First Cash Financial Services	26,017	1,210,311
†Green Dot Class A	24,241	385,917
Nelnet Class A	19,438	919,806
†Nicholas Financial	6,497	91,023
†PRA Group	44,323	2,407,625
†Regional Management	11,943	176,279
†Springleaf Holdings	20,400	1,056,108
†World Acceptance	7,301	532,389

		10,482,786

Containers & Packaging–0.47%
†AEP Industries	2,547	140,187
†Berry Plastics Group	79,287	2,869,397
Graphic Packaging Holding	286,996	4,172,922
Myers Industries	24,897	436,444
†UFP Technologies	3,077	70,094

		7,689,044

Distributors–0.27%
Core-Mark Holding	20,730	1,333,354
Pool	39,771	2,774,425
†VOXX International Class A	11,189	102,491

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Distributors (continued)
Weyco Group	4,458	$133,294

		4,343,564

Diversified Consumer Services–0.96%
†2U	7,400	189,292
†American Public Education	13,160	394,537
†Ascent Capital Group Class A	12,977	516,614
†Bridgepoint Education	15,373	148,349
†Bright Horizons Family Solutions	25,263	1,295,234
Capella Education	8,980	582,622
†Career Education	62,568	314,717
Carriage Services	13,935	332,628
†Chegg	68,600	545,370
Collectors Universe	8,200	184,992
†Grand Canyon Education	41,408	1,792,966
†Houghton Mifflin Harcourt	96,700	2,270,516
†ITT Educational Services	15,000	101,850
†K12	32,200	506,184
†LifeLock	66,181	933,814
Matthews International Class A	26,710	1,375,832
†Regis	36,946	604,437
Sotheby’s	53,875	2,276,758
†Steiner Leisure	12,380	586,812
†Strayer Education	9,165	489,503
Universal Technical Institute	12,295	118,032
†Weight Watchers International	20,000	139,800

		15,700,859

Diversified Financial Services–0.33%
†FCB Financial Holdings Class A	7,700	210,749
Gain Capital Holdings	22,453	219,366
†JG Wentworth	5,000	51,950
MarketAxess Holdings	33,285	2,759,327
Marlin Business Services	5,686	113,891
†NewStar Financial	27,098	317,860
†On Deck Capital	10,100	215,029
†PHH	45,852	1,108,243
†PICO Holdings	17,571	284,826
RCS Capital	7,300	77,672
Resource America Class A	6,711	61,070

		5,419,983

Diversified Telecommunication Services–0.61%
†8x8	84,640	710,976
Atlantic Tele-Network	7,492	518,596
†Cincinnati Bell	168,526	594,897
Cogent Communications Group	41,604	1,469,869
Consolidated Communications Holdings	46,735	953,394
†FairPoint Communications	19,237	338,571
†General Communication Class A	32,619	514,075
†Globalstar	253,000	842,490
†Hawaiian Telcom Holdco	9,271	246,887

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
IDT Class B	16,415	$291,366
†InContact	48,894	532,945
Inteliquent	25,889	407,493
†Intelsat	19,800	237,600
†Iridium Communications	65,550	636,491
Lumos Networks	13,157	200,776
†magicJack VocalTec	10,994	75,199
†ORBCOMM	39,294	234,585
†Premiere Global Services	39,536	377,964
†Vonage Holdings	160,053	785,860

		9,970,034

Electric Utilities–1.36%
Abengoa Yield	26,029	879,260
ALLETE	39,383	2,077,847
Cleco	53,187	2,899,755
El Paso Electric	36,141	1,396,488
Empire District Electric	39,314	975,773
IDACORP	44,376	2,789,919
MGE Energy	31,026	1,375,072
NRG Yield Class A	21,400	1,085,622
Otter Tail	32,881	1,057,782
PNM Resources	70,636	2,062,571
Portland General Electric	69,014	2,559,729
UIL Holdings	49,940	2,567,915
Unitil	11,541	401,281

		22,129,014

Electrical Equipment–0.94%
AZZ	23,127	1,077,487
†Capstone Turbine	284,287	184,787
Encore Wire	19,026	720,705
EnerSys	39,006	2,505,745
†Enphase Energy	18,600	245,334
Franklin Electric	42,540	1,622,476
†FuelCell Energy	193,034	241,293
†Generac Holdings	60,682	2,954,607
General Cable	44,800	771,904
Global Power Equipment Group	10,815	142,758
†GrafTech International	87,000	338,430
LSI Industries	13,077	106,578
†Plug Power	159,000	411,810
†Polypore International	39,900	2,350,110
Powell Industries	6,608	223,152
†Power Solutions International	3,200	205,728
†PowerSecure International	18,500	243,460
Preformed Line Products	1,286	54,179
†Revolution Lighting Technologies	30,400	33,744
†Thermon Group Holdings	29,403	707,730
†Vicor	11,771	178,919

		15,320,936

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.64%
†Agilysys	10,614	$104,442
†Anixter International	24,101	1,834,809
Badger Meter	13,261	794,864
Belden	38,342	3,587,278
†Benchmark Electronics	48,566	1,167,041
Checkpoint Systems	39,172	423,841
†Cognex	76,330	3,785,205
†Coherent	22,232	1,444,191
†Control4	6,500	77,870
CTS	26,711	480,531
†CUI Global	14,900	87,314
Daktronics	33,261	359,551
†DTS	15,365	523,486
Electro Rent	16,047	181,973
Electro Scientific Industries	13,023	80,482
†Fabrinet	32,641	619,853
†FARO Technologies	14,299	888,397
FEI	37,211	2,840,688
=Gerber Scientific	6,600	0
†GSI Group	26,763	356,483
†II-VI	47,951	885,175
†Imprivata	6,500	91,000
†Insight Enterprises	37,003	1,055,326
†InvenSense	58,752	893,618
†Itron	35,200	1,285,152
†KEMET	26,326	108,990
†Kimball Electronics	20,026	283,168
Littelfuse	20,006	1,988,396
†Maxwell Technologies	24,876	200,501
†Mercury Computer Systems	28,051	436,193
Mesa Laboratories	2,530	182,666
Methode Electronics	33,866	1,593,057
MTS Systems	13,657	1,033,152
†Multi-Fineline Electronix	5,497	100,430
†Newport	36,649	698,530
†OSI Systems	17,868	1,326,878
Park Electrochemical	15,488	333,921
PC Connection	8,824	230,218
†Plexus	30,463	1,241,977
†RealD	34,440	440,488
†Rofin-Sinar Technologies	26,047	631,119
†Rogers	16,252	1,336,077
†Sanmina	73,295	1,773,006
†ScanSource	25,837	1,050,274
†Speed Commerce	43,000	27,464
SYNNEX	25,323	1,956,202
†TTM Technologies	40,422	364,202
†Universal Display	36,241	1,694,267
†Viasystems Group	1,851	32,374
†Vishay Precision Group	7,609	121,211

		43,033,331

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services–0.96%
†Basic Energy Services	23,879	$165,481
Bristow Group	31,591	1,720,130
†C&J Energy Services	35,529	395,438
CARBO Ceramics	18,200	555,282
†CHC Group	25,200	33,516
†Dawson Geophysical	9,511	40,612
†Era Group	17,100	356,364
Exterran Holdings	52,100	1,748,997
†Forum Energy Technologies	53,846	1,055,382
†Geospace Technologies	8,853	146,163
Gulf Island Fabrication	15,379	228,532
Gulfmark Offshore	21,498	280,334
†Helix Energy Solutions Group	94,456	1,413,062
†Hercules Offshore	110,376	46,270
†Hornbeck Offshore Services	33,459	629,364
†ION Geophysical	93,938	203,845
†Key Energy Services	106,617	194,043
†Matrix Service	20,607	361,859
†McDermott International	218,100	837,504
†Mitcham Industries	7,277	33,474
†Natural Gas Services Group	7,585	145,784
†Newpark Resources	77,841	709,132
Nordic American Offshore	11,100	101,676
North Atlantic Drill	50,600	58,696
†Nuverra Environmental Solutions	13,492	48,032
†Parker Drilling	92,445	322,633
†PHI	10,182	306,275
†Pioneer Energy Services	43,983	238,388
†RigNet	9,674	276,580
†SEACOR Holdings	16,700	1,163,489
†TerraForm Power Class A	23,700	865,287
Tesco	27,946	317,746
†TETRA Technologies	79,142	489,098
†Vantage Drilling	144,726	47,398
†Willbros Group	28,802	95,335

		15,631,201

Food & Staples Retailing–0.96%
Andersons	25,363	1,049,267
Casey’s General Stores	33,912	3,055,471
†Chefs’ Warehouse Holdings	15,895	356,525
†Fairway Group Holdings	10,100	68,377
†Fresh Market	38,200	1,552,448
Ingles Markets Class A	11,131	550,762
†Natural Grocers by Vitamin Cottage	7,253	200,255
PriceSmart	16,832	1,430,383
†Roundy’s	24,045	117,580
†Smart & Final Stores	10,200	179,520
SpartanNash	34,258	1,081,182
†SUPERVALU	180,047	2,093,947
†United Natural Foods	43,599	3,358,867
Village Super Market Class A	4,613	145,033

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
Weis Markets	9,200	$457,792

		15,697,409

Food Products–1.43%
Alico	2,463	126,253
B&G Foods Class A	48,014	1,413,052
†Boulder Brands	56,713	540,475
Calavo Growers	13,454	691,805
Cal-Maine Foods	28,030	1,094,852
†Darling International	145,559	2,039,282
Dean Foods	83,700	1,383,561
†Diamond Foods	17,771	578,801
†Farmer Bros	5,201	128,725
Fresh Del Monte Produce	29,556	1,150,024
†Inventure Foods	13,960	156,212
J&J Snack Foods	13,387	1,428,393
John B. Sanfilippo & Son	7,302	314,716
Lancaster Colony	16,554	1,575,444
†Lifeway Foods	1,079	23,080
Limoneira	9,287	202,457
†Omega Protein	21,568	295,266
†Post Holdings	46,254	2,166,537
Sanderson Farms	20,490	1,632,029
†Seaboard	257	1,061,924
†Seneca Foods Class A	7,410	220,892
Snyders-Lance	42,715	1,365,171
Tootsie Roll Industries	18,135	615,148
†TreeHouse Foods	37,013	3,146,845

		23,350,944

Gas Utilities–1.06%
Chesapeake Utilities	13,465	681,464
Laclede Group	38,267	1,960,036
New Jersey Resources	74,582	2,316,517
Northwest Natural Gas	24,419	1,170,891
ONE Gas	46,100	1,992,903
Piedmont Natural Gas	68,868	2,541,918
South Jersey Industries	29,352	1,593,227
Southwest Gas	41,195	2,396,313
WGL Holdings	45,824	2,584,474

		17,237,743

Health Care Equipment & Supplies–3.57%
Abaxis	20,113	1,289,444
†ABIOMED	35,339	2,529,566
†Accuray	64,818	602,807
Analogic	11,537	1,048,713
†AngioDynamics	21,092	375,227
†Anika Therapeutics	13,495	555,589
†Antares Pharma	85,224	230,957
†AtriCure	23,203	475,429
Atrion	1,267	437,761
Cantel Medical	30,250	1,436,875

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Cardiovascular Systems	25,082	$979,201
†Cerus	79,383	331,027
CONMED	24,422	1,233,067
CryoLife	18,010	186,764
†Cyberonics	23,904	1,551,848
†Cynosure Class A	18,442	565,616
†Derma Sciences	18,164	153,849
†DexCom	65,777	4,100,538
†Endologix	58,132	992,313
†Exactech	8,883	227,671
†GenMark Diagnostics	39,200	508,816
†Globus Medical	58,874	1,485,980
†Greatbatch	22,325	1,291,501
†Haemonetics	46,134	2,072,339
†HeartWare International	15,180	1,332,349
†ICU Medical	11,067	1,030,780
†Inogen	4,500	143,955
†Insulet	49,385	1,646,990
†Integra LifeSciences Holdings	22,375	1,379,419
†Intersect ENT	6,400	165,312
Invacare	29,939	581,116
†K2M Group Holdings	8,400	185,220
†LDR Holding	15,500	567,920
†Masimo	40,158	1,324,411
Meridian Bioscience	35,075	669,231
†Merit Medical Systems	39,374	757,949
†NanoString Technologies	12,600	128,394
†Natus Medical	29,063	1,147,117
†Neogen.	32,712	1,528,632
†NuVasive	41,337	1,901,089
†NxStage Medical	55,654	962,814
†Ocular Therapeutix	6,500	272,903
†OraSure Technologies	47,106	308,073
†Orthofix International	14,003	502,568
†Oxford Immunotec Global	17,300	243,584
†PhotoMedex	7,198	14,468
†Quidel	26,325	710,249
†Rockwell Medical Technologies	39,735	434,304
†RTI Biologics	56,500	279,110
†Sientra	4,100	78,679
†Spectranetics	37,269	1,295,470
†Staar Surgical	30,099	223,636
STERIS	51,967	3,651,721
†SurModics	10,565	275,007
†Symmetry Surgical	7,915	58,017
†Tandem Diabetes Care	5,200	65,624
†Thoratec	47,700	1,998,153
†Tornier	29,465	772,572
†TransEnterix	29,600	86,728
†TriVascular Technologies	5,100	53,499
†Unilife	118,287	474,331
Utah Medical Products	2,266	135,643

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Vascular Solutions	14,273	$432,757
West Pharmaceutical Services	62,200	3,745,062
†Wright Medical Group	44,860	1,157,388
†Zeltiq Aesthetics	25,556	787,891

		58,173,033

Health Care Providers & Services–2.63%
†AAC Holdings	4,400	134,552
†Acadia Healthcare	37,777	2,704,833
†Addus HomeCare	4,700	108,194
†Adeptus Health Class A	5,500	276,210
†Air Methods	34,796	1,621,146
†Alliance HealthCare Services	4,300	95,374
†Almost Family	7,976	356,607
†Amedisys	23,016	616,368
†AMN Healthcare Services	38,574	889,902
†Amsurg.	37,442	2,303,432
†Bio-Reference Labs	22,470	791,843
†BioScrip	59,631	264,165
†BioTelemetry	19,100	169,035
†Capital Senior Living	23,931	620,770
†Catalent	43,800	1,364,370
Chemed	15,598	1,862,401
†Civitas Solutions	8,900	186,366
†CorVel	9,812	337,631
†Cross Country Healthcare	28,617	339,398
Ensign Group	20,445	958,053
†ExamWorks Group	31,104	1,294,548
†Five Star Quality Care	27,022	119,978
†Genesis Healthcare	13,045	92,880
†Hanger	32,132	729,075
†HealthEquity	9,700	242,403
HealthSouth	77,567	3,440,872
†Healthways	25,136	495,179
†IPC Healthcare	13,694	638,688
Kindred Healthcare	69,651	1,656,997
Landauer	7,171	251,989
†LHC Group	9,106	300,771
†Magellan Health	24,595	1,741,818
†Molina Healthcare	26,881	1,808,822
National Healthcare	8,475	539,942
National Research Class A	4,281	61,646
†NeoStem	23,200	58,928
Owens & Minor	55,954	1,893,483
†PharMerica	28,249	796,339
†Providence Service	9,433	501,081
†RadNet.	23,700	199,080
Select Medical Holdings	64,867	961,978
†Surgical Care Affiliates	11,600	398,228
†T2 Biosystems	5,900	91,568
†Team Health Holdings	61,759	3,613,519
†Triple-S Management Class B	23,738	471,911

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
U.S. Physical Therapy	9,349	$444,078
†Universal American	36,111	385,665
†WellCare Health Plans	38,559	3,526,606

		42,758,722

Health Care Technology–0.50%
†Castlight Health Class B	9,400	72,944
Computer Programs & Systems	10,449	566,963
†HealthStream	19,945	502,614
†HMS Holdings	78,620	1,214,679
†MedAssets	55,174	1,038,375
†Medidata Solutions	47,834	2,345,779
†Merge Healthcare	65,988	294,966
†Omnicell.	33,125	1,162,688
Quality Systems	45,528	727,537
†Vocera Communications	13,540	134,317

		8,060,862

Hotels, Restaurants & Leisure–3.28%
†Belmond	87,322	1,072,314
†Biglari Holdings	1,590	658,419
†BJ’s Restaurants	19,574	987,508
Bloomin’ Brands	68,652	1,670,303
Bob Evans Farms	22,232	1,028,452
†Boyd Gaming	70,183	996,599
†Bravo Brio Restaurant Group	13,326	195,759
†Buffalo Wild Wings	16,668	3,020,908
†Caesars Acquisition	33,100	225,080
†Caesars Entertainment	41,000	431,730
†Carrols Restaurant Group	34,765	288,202
Cheesecake Factory	44,286	2,184,628
Churchill Downs	12,021	1,382,054
†Chuy’s Holdings	13,532	304,876
ClubCorp Holdings	19,900	385,264
Cracker Barrel Old Country Store	16,894	2,570,253
†Dave & Buster’s Entertainment	5,100	155,346
†Del Frisco’s Restaurant Group	22,787	459,158
†Denny’s	72,156	822,578
†Diamond Resorts International	29,300	979,499
DineEquity	14,832	1,587,172
†El Pollo Loco Holdings	6,100	156,221
†Empire Resorts	16,500	75,900
†Famous Dave’s of America	5,900	168,150
†Fiesta Restaurant Group	23,857	1,455,277
†Habit Restaurants Class A	4,400	141,416
†Ignite Restaurant Group	3,734	18,110
International Speedway Class A	23,318	760,400
Interval Leisure Group	32,536	852,769
†Intrawest Resorts Holdings	12,700	110,744
†Isle of Capri Casinos	21,773	305,911
Jack in the Box	35,215	3,377,823
†Jamba	15,291	224,931

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Krispy Kreme Doughnuts	58,457	$1,168,555
†La Quinta Holdings	40,200	951,936
†Life Time Fitness	36,283	2,574,642
Marcus	17,634	375,428
Marriott Vacations Worldwide	23,872	1,934,826
†Monarch Casino & Resort	6,584	126,018
†Morgans Hotel Group	26,125	202,469
Nathan’s Famous	2,835	153,515
†Noodles	7,800	136,032
Papa John’s International	27,222	1,682,592
†Papa Murphy’s Holdings	8,200	148,748
†Penn National Gaming	72,300	1,132,218
†Pinnacle Entertainment	53,285	1,923,056
†Popeyes Louisiana Kitchen	21,229	1,269,919
†Potbelly	16,600	227,420
†Red Robin Gourmet Burgers	12,922	1,124,214
†Ruby Tuesday	53,395	320,904
Ruth’s Hospitality Group	29,208	463,823
†Scientific Games Class A	41,452	434,002
†Shake Shack Class A	5,000	250,250
Sonic	48,375	1,533,488
Speedway Motorsports	7,375	167,781
Texas Roadhouse	61,640	2,245,545
Travelport Worldwide	22,800	380,760
Vail Resorts	31,846	3,293,513
†Zoe’s Kitchen	4,200	139,818

		53,415,226

Household Durables–1.20%
†Beazer Homes USA	25,566	453,030
†Cavco Industries	7,426	557,396
CSS Industries	9,455	285,068
†Dixie Group	10,800	97,740
Ethan Allen Interiors	20,832	575,796
Flexsteel Industries	2,528	79,101
†Helen of Troy	25,347	2,065,527
†Hovnanian Enterprises Class A	101,192	360,244
†Installed Building Products	4,918	107,016
†iRobot	26,732	872,265
KB Home	75,636	1,181,434
La-Z-Boy	47,033	1,322,098
†LGI Homes	9,600	159,936
Libbey	19,788	789,739
Lifetime Brands	6,178	94,400
†M/I Homes	23,074	550,084
MDC Holdings	35,434	1,009,869
†Meritage Homes	34,884	1,696,758
NACCO Industries Class A	2,792	147,948
†New Home	10,900	173,855
Ryland Group	41,636	2,029,339
†Skullcandy	20,219	228,475
†Standard Pacific	130,398	1,173,582

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†TRI Pointe Homes	130,052	$2,006,702
†UCP	5,100	44,370
†Universal Electronics	14,511	819,001
†WCI Communities	12,200	292,190
†William Lyon Homes Class A	13,000	335,660

		19,508,623

Household Products–0.17%
†Central Garden & Pet Class A	33,822	359,190
†HRG Group	68,456	854,331
Oil-Dri Corp of America	3,441	115,790
Orchids Paper Products	8,292	223,552
WD-40	13,539	1,198,743

		2,751,606

Independent Power & Renewable Electricity Producers–0.37%
Atlantic Power	87,333	245,406
†Dynegy	108,300	3,403,869
Ormat Technologies	27,256	1,036,273
Pattern Energy Group	39,600	1,121,472
†Vivint Solar	15,700	190,598

		5,997,618

Industrial Conglomerates–0.04%
Raven Industries	28,951	592,337

		592,337

Insurance–2.48%
†Ambac Financial Group	40,700	984,940
American Equity Investment Life Holding	66,055	1,924,182
AMERISAFE	17,199	795,454
Amtrust Financial Services	26,833	1,529,078
Argo Group International Holdings	25,827	1,295,224
†Atlas Financial Holdings	8,300	146,661
Baldwin & Lyons Class B	9,743	228,571
†Citizens	32,091	197,681
CNO Financial Group	180,712	3,111,861
Crawford Class B	17,053	147,338
Donegal Group Class A	5,144	80,864
†eHealth	14,419	135,250
EMC Insurance Group	2,600	87,880
Employers Holdings	28,927	780,740
†Enstar Group	7,711	1,093,882
FBL Financial Group Class A	8,674	537,875
Federated National Holding	11,700	358,020
Fidelity & Guaranty Life	8,100	171,720
First American Financial	94,076	3,356,632
†Global Indemnity	6,337	175,852
†Greenlight Capital Re Class A	25,857	822,253
†Hallmark Financial Services	8,751	92,761
HCI Group	8,707	399,390
†Heritage Insurance Holdings	9,300	204,693

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
†Hilltop Holdings	67,349	$1,309,265
Horace Mann Educators	36,631	1,252,780
Independence Holding	6,117	83,130
@Infinity Property & Casualty	10,489	860,622
Kansas City Life Insurance	2,714	124,654
Kemper	39,600	1,542,816
Maiden Holdings	39,495	585,711
Meadowbrook Insurance Group	46,248	393,108
Montpelier Re Holdings	32,876	1,263,753
National General Holdings	33,000	617,100
National Interstate	7,601	213,436
National Western Life Insurance Class A	1,816	461,809
†Navigators Group	8,816	686,237
OneBeacon Insurance Group Class A	20,187	307,044
†Phoenix Companies	5,106	255,249
Primerica	48,222	2,454,500
RenaissanceRe Holdings	1	63
RLI	38,134	1,998,603
Safety Insurance Group	10,799	645,240
@Selective Insurance Group	50,307	1,461,418
State Auto Financial	12,495	303,504
State National	24,100	239,795
Stewart Information Services	17,739	720,913
Symetra Financial	67,299	1,578,835
†Third Point Reinsurance	52,100	737,215
United Fire Group	19,321	613,828
United Insurance Holdings	12,000	270,000
Universal Insurance Holdings	28,603	731,951

		40,371,381

Internet & Catalog Retail–0.46%
†1-800-FLOWERS.com Class A	19,282	228,106
†Blue Nile	9,397	299,200
†FTD	17,637	528,052
HSN	29,412	2,006,781
†Lands End	15,400	552,552
NutriSystem	22,126	442,077
†Orbitz Worldwide	48,211	562,140
†Overstock.com	7,697	186,421
PetMed Express	20,172	333,241
†RetailMeNot	28,900	520,489
†Shutterfly	34,272	1,550,465
†Wayfair Class A	9,600	308,352

		7,517,876

Internet Software & Services–2.08%
†Actua	38,259	592,632
†Angie’s List	34,117	200,267
†Bankrate	61,282	694,938
†Bazaarvoice	44,580	251,877
†Benefitfocus	3,000	110,370

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Blucora	39,368	$537,767
†Borderfree	8,700	52,287
†Box Class A	11,000	217,250
†Brightcove	32,686	239,588
†Carbonite	15,170	216,931
†ChannelAdvisor	15,000	145,350
†comScore	30,954	1,584,845
†Constant Contact	28,632	1,094,029
†Cornerstone OnDemand	47,410	1,369,675
†Coupons.com	8,700	102,138
†Cvent	16,900	473,876
†Dealertrack Technologies	47,512	1,830,162
†Demandware	26,730	1,627,857
†Dice Holdings	33,216	296,287
EarthLink Holdings	77,353	343,447
†Endurance International Group Holdings	28,200	537,492
†Envestnet	30,293	1,698,831
†Global Eagle Entertainment	31,700	421,927
†Gogo	50,500	962,530
†GrubHub	6,500	295,035
†HubSpot	4,400	175,560
†Internap	45,421	464,657
†IntraLinks Holdings	30,405	314,388
@j2 Global	41,887	2,751,138
†Limelight Networks	67,249	244,114
†Liquidity Services	16,626	164,265
†LivePerson	41,318	422,890
†LogMeIn	22,271	1,246,953
Marchex Class B	24,554	100,180
†Marin Software	19,100	120,139
†Marketo	23,700	607,194
†Millennial Media	54,576	79,135
†Monster Worldwide	88,473	560,919
NIC	58,947	1,041,593
†Perficient	28,925	598,458
†Q2 Holdings	11,600	245,224
†QuinStreet	29,711	176,780
†RealNetworks	13,048	87,813
Reis	5,300	135,892
†Rightside Group	9,023	91,583
†Rocket Fuel	13,300	122,360
†Rubicon Project	8,700	155,904
†SciQuest	21,945	371,529
†Shutterstock	13,852	951,217
†SPS Commerce	14,701	986,437
†Stamps.com	13,038	877,327
†TechTarget	10,197	117,571
†Textura	18,500	502,830
†Travelzoo	3,660	35,282
†Tremor Video	25,700	60,138
†TrueCar	10,500	187,425

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Unwired Planet	56,263	$32,171
†Web.com Group	47,251	895,406
†WebMD Health	34,530	1,513,623
†Wix.Com	13,900	266,324
†XO Group	23,301	411,729
†Xoom	29,247	429,638
†Yodlee	9,300	125,178
†YuMe	23,900	124,041
†Zix	39,474	155,133

		33,847,526

IT Services–2.98%
†Acxiom	68,872	1,273,443
†Blackhawk Network Holdings Class A	16,900	604,513
†Blackhawk Network Holdings Class B	28,800	1,023,840
†CACI International Class A	20,861	1,875,821
†Cardtronics	39,740	1,494,224
Cass Information Systems	9,894	555,449
†Ciber	65,925	271,611
Computer Task Group	9,430	68,933
Convergys	90,022	2,058,803
CSG Systems International	28,288	859,672
†Datalink	17,567	211,507
†EPAM Systems	31,645	1,939,522
†Euronet Worldwide	45,048	2,646,570
EVERTEC	58,900	1,287,554
†ExlService Holdings	29,548	1,099,186
Forrester Research	8,233	302,810
†Global Cash Access Holdings	52,394	399,242
Hackett Group	26,091	233,254
Heartland Payment Systems	31,895	1,494,281
†Higher One Holdings	17,208	41,643
†IGATE	32,898	1,403,429
†Lionbridge Technologies	47,270	270,384
†Luxoft Holding	7,900	408,746
Mantech International Class A	19,817	672,589
MAXIMUS	59,464	3,969,817
†Moduslink Global Solutions	26,611	102,452
†MoneyGram International	24,587	212,432
†NeuStar Class A	50,500	1,243,310
†PRGX Global	28,962	116,427
†Qorvo	125,073	9,968,318
Science Applications International	35,300	1,812,655
†ServiceSource International	71,460	221,526
†Sykes Enterprises	35,877	891,543
†Syntel	27,728	1,434,369
TeleTech Holdings	12,960	329,832
†Unisys	46,154	1,071,234
†Virtusa	23,636	978,058
†WEX	34,098	3,660,761

		48,509,760

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–0.49%
Arctic Cat	12,314	$447,244
†Black Diamond	20,345	192,260
Brunswick	81,371	4,186,538
Callaway Golf	66,427	633,049
Escalade	7,200	125,136
†JAKKS Pacific	10,637	72,757
Johnson Outdoors Class A	3,886	128,665
†LeapFrog Enterprises	51,308	111,851
†Malibu Boats Class A	5,800	135,430
Marine Products	5,709	48,926
†Nautilus	27,600	421,452
†Smith & Wesson Holding	44,132	561,800
Sturm Ruger	17,614	874,183

		7,939,291

Life Sciences Tools & Services–0.54%
†Accelerate Diagnostics	22,521	506,723
†Affymetrix	66,465	834,800
†Albany Molecular Research	19,400	341,440
†Cambrex	27,746	1,099,574
†Enzo Biochem	24,700	72,865
†Fluidigm	25,845	1,088,075
†INC Research Holdings Class A	7,100	232,383
†Luminex	30,307	484,912
†Pacific Biosciences of California	49,998	291,988
†Parexel International	50,059	3,453,570
†Sequenom	103,956	410,626

		8,816,956

Machinery–2.86%
†Accuride	28,827	134,334
Actuant Class A	52,814	1,253,804
Alamo Group	5,435	343,112
Albany International	25,483	1,012,949
Altra Holdings	24,978	690,392
American Railcar Industries	7,546	375,263
Astec Industries	17,347	743,839
Barnes Group	48,139	1,949,148
†Blount International	41,249	531,287
Briggs & Stratton	42,514	873,238
†Chart Industries	27,574	967,158
CIRCOR International	16,127	882,147
CLARCOR	44,460	2,937,028
Columbus McKinnon	15,808	425,868
†Commercial Vehicle Group	25,826	166,319
Douglas Dynamics	17,949	409,955
Dynamic Materials	7,816	99,810
†Energy Recovery	30,070	77,881
EnPro Industries	20,309	1,339,379
ESCO Technologies	22,038	859,041
†ExOne	9,291	126,822
Federal Signal	57,207	903,299

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Foster (L.B.) Class A	9,988	$474,230
FreightCar America	10,041	315,589
Global Brass & Copper Holdings	15,400	237,930
Gorman-Rupp	17,282	517,596
Graham	7,462	178,864
Greenbrier Companies	24,647	1,429,526
Harsco	72,600	1,253,076
Hillenbrand	55,836	1,723,657
Hurco Companies	4,207	138,536
Hyster-Yale Materials Handling	9,566	701,092
John Bean Technologies	26,492	946,294
Kadant	9,297	489,115
Lindsay	10,207	778,284
†Lydall	14,802	469,519
†Manitex International	12,400	120,652
†Meritor	87,912	1,108,570
Miller Industries	11,629	284,911
Mueller Industries	50,440	1,822,397
Mueller Water Products Class A	142,727	1,405,861
NN	14,656	367,572
Omega Flex	648	16,297
†Proto Labs	20,243	1,417,010
RBC Bearings	20,818	1,593,410
†Rexnord	66,764	1,781,931
Standex International	10,654	875,013
Sun Hydraulics	18,228	753,910
Tennant	16,781	1,096,974
Titan International	37,010	346,414
†Trimas	40,625	1,250,844
Twin Disc	5,164	91,248
†Wabash National	62,640	883,224
Watts Water Technologies Class A	25,528	1,404,806
Woodward	58,458	2,981,943
†Xerium Technologies	11,200	181,664

		46,540,032

Marine–0.16%
Baltic Trading	35,600	53,044
International Shipholding	3,168	38,364
Knightsbridge Tankers	60,883	304,415
Matson	38,300	1,614,728
Navios Maritime Holdings	57,400	239,932
Safe Bulkers	28,200	101,238
†Scorpio Bulkers	93,500	221,595

		2,573,316

Media–1.42%
AH Belo Class A	19,000	156,370
AMC Entertainment Holdings	19,400	688,506
†Carmike Cinemas	22,935	770,616
†Central European Media Enterprises Class A	49,011	130,369

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Crown Media Holdings Class A	18,679	$74,716
†Cumulus Media Class A	138,424	341,907
†Daily Journal	1,150	210,680
†Demand Media	9,023	51,612
†Dex Media	11,000	46,090
†Entercom Communications Class A	25,921	314,940
Entravision Communications Class A	46,030	291,370
†Eros International	19,800	345,906
†EVINE Live	43,300	290,543
†Global Sources	10,283	60,258
†Gray Television	42,600	588,732
Harte-Hanks	46,142	359,908
†Hemisphere Media Group	9,200	116,380
†Journal Communications Class A	37,603	557,276
†Lee Enterprises	38,800	122,996
†Loral Space & Communications	11,961	818,611
†Martha Stewart Living Omnimedia Class A	17,996	116,974
†McClatchy Class A	37,072	68,212
MDC Partners Class A	39,235	1,112,312
†Media General	73,200	1,207,068
Meredith	31,934	1,780,959
National CineMedia	55,429	836,978
New Media Investment Group	36,900	883,017
New York Times Class A	123,211	1,695,383
Nexstar Broadcasting Group Class A	27,356	1,565,310
†Radio One Class D	11,900	36,652
†ReachLocal	6,392	18,601
†Reading International Class A	17,940	241,293
†Rentrak	8,553	475,205
Saga Communications Class A	2,612	116,338
Salem Communications Class A	5,612	34,570
Scholastic	24,691	1,010,850
†Scripps (E.W.) Class A	28,903	822,001
†SFX Entertainment	32,000	130,880
Sinclair Broadcast Group Class A	61,132	1,920,156
†Sizmek	15,184	110,236
Time	97,700	2,192,388
†Townsquare Media	9,400	120,790
World Wrestling Entertainment Class A	22,707	318,125

		23,152,084

Metals & Mining–1.00%
Advanced Drainage Systems	11,300	338,322
†AK Steel Holding	163,356	730,201
†AM Castle	10,172	37,128
Ampco-Pittsburgh	5,257	91,787
†Century Aluminum	40,487	558,721
†Coeur Mines	88,386	416,298
Commercial Metals	105,000	1,699,950
Globe Specialty Metals	57,733	1,092,308
Gold Resource	39,956	127,460

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
†Handy & Harman	2,948	$121,045
Haynes International	11,781	525,550
Hecla Mining	331,200	986,976
†Horsehead Holding	51,630	653,636
Kaiser Aluminum	16,222	1,247,310
Materion.	18,984	729,555
†Molycorp	108,200	41,689
Noranda Aluminum Holding	40,745	121,013
Olympic Steel	5,606	75,457
†RTI International Metals	25,740	924,323
†Ryerson Holding	13,725	87,428
Schnitzer Steel Industries Class A	25,201	399,688
†Stillwater Mining	106,915	1,381,342
SunCoke Energy	55,147	823,896
†Universal Stainless & Alloy	4,193	109,940
US Silica Holdings	47,983	1,708,675
Walter Energy	47,600	29,512
Worthington Industries	46,208	1,229,595

		16,288,805

Multiline Retail–0.16%
Bon-Ton Stores	8,513	59,250
†Burlington Stores	25,600	1,521,152
Fred’s Class A	30,277	517,434
†Tuesday Morning	35,283	568,056

		2,665,892

Multi-Utilities–0.37%
Avista.	53,526	1,829,519
Black Hills	39,543	1,994,549
NorthWestern	41,506	2,232,608

		6,056,676

Oil, Gas & Consumable Fuels–2.24%
†Abraxas Petroleum	71,212	231,439
Adams Resources & Energy	1,206	81,055
Alon USA Energy	22,092	366,064
†Alpha Natural Resources	156,100	156,084
†American Eagle Energy	22,000	3,960
†Amyris	20,329	48,790
†Approach Resources	31,346	206,570
†Arch Coal	148,445	148,430
Ardmore Shipping	13,100	131,917
†Bill Barrett	38,690	321,127
†Bonanza Creek Energy	35,668	879,573
†Callon Petroleum	45,416	339,258
†Carrizo Oil & Gas	44,989	2,233,704
†Clayton Williams Energy	4,848	245,454
†Clean Energy Fuels	57,195	305,135
†Cloud Peak Energy	58,217	338,823
Comstock Resources	34,394	122,787
†Contango Oil & Gas	14,481	318,582
Delek U.S. Holdings	52,688	2,094,348

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
DHT Holdings	75,600	$527,688
†Diamondback Energy	38,903	2,989,307
†Dorian LPG	5,300	69,059
†Eclipse Resources	22,400	125,888
†Emerald Oil	43,186	31,958
Energy XXI Bermuda	68,557	249,547
Evolution Petroleum	10,647	63,350
EXCO Resources	109,950	201,209
†FMSA Holdings	19,000	137,560
†Frontline	62,083	139,066
†FX Energy	31,200	39,000
GasLog	38,607	749,748
†Gastar Exploration	48,116	126,064
†Glori Energy	8,500	18,105
†Goodrich Petroleum	28,740	102,027
Green Plains Renewable Energy	34,043	971,928
†Halcon Resources	203,598	313,541
Hallador Energy	10,532	123,119
†Harvest Natural Resources	30,500	13,633
†Independence Contract Drilling	10,500	73,185
†Isramco	651	81,896
†Jones Energy Class A	7,200	64,656
†Magnum Hunter Resources	187,451	500,494
†Matador Resources	65,495	1,435,650
†Midstates Petroleum	32,989	28,041
†Miller Energy Resources	20,565	12,855
Navios Maritime Acquisition	59,500	210,630
Nordic American Tankers	83,298	992,079
†Northern Oil & Gas	44,937	346,464
†Pacific Ethanol	14,700	158,613
Panhandle Oil & Gas Class A	12,494	247,256
†Parsley Energy Class A	42,000	671,160
†PDC Energy	34,950	1,888,698
†Penn Virginia	53,079	343,952
†PetroQuest Energy	50,819	116,884
†Renewable Energy Group	24,964	230,168
†Resolute Energy	64,527	36,355
†Rex American Resources	4,950	301,010
†Rex Energy	38,927	144,808
†Ring Energy	13,500	143,370
†Rosetta Resources	55,571	945,818
†RSP Permian	21,700	546,623
†Sanchez Energy	47,038	611,964
Scorpio Tankers	146,509	1,380,115
SemGroup Class A	37,505	3,050,657
Ship Finance International	55,642	823,502
†Solazyme	55,040	157,414
†Stone Energy	51,071	749,722
†Swift Energy	32,599	70,414
†Synergy Resources	73,813	874,684
Teekay Tankers Class A	76,841	441,067
†Transatlantic Petroleum	16,400	87,576

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Triangle Petroleum	56,696	$285,181
†Vaalco Energy	49,400	121,030
†Vertex Energy	16,300	60,310
W&T Offshore	25,736	131,511
†Warren Resources	65,016	57,864
Western Refining	43,341	2,140,612
†Westmoreland Coal	14,557	389,545

		36,518,730

Paper & Forest Products–0.75%
†Boise Cascade	35,346	1,324,061
†Clearwater Paper	16,751	1,093,840
Deltic Timber	10,255	679,394
Glatfelter	39,017	1,074,138
KapStone Paper & Packaging	74,764	2,455,250
†Louisiana-Pacific	125,078	2,065,038
Neenah Paper	14,995	937,787
†Resolute Forest Products	60,471	1,043,125
Schweitzer-Mauduit International	27,367	1,262,166
Wausau Paper	36,529	348,121

		12,282,920

Personal Products–0.16%
†Elizabeth Arden	22,300	347,880
Female Health	10,133	28,676
†IGI Laboratories	20,800	169,728
Inter Parfums	16,393	534,740
†Medifast	10,787	323,286
Nature’s Sunshine Products	5,554	72,868
†Nutraceutical International	4,606	90,738
†Revlon Class A	10,254	422,465
†Synutra International	8,658	55,411
†USANA Health Sciences	5,339	593,270

		2,639,062

Pharmaceuticals–2.05%
†AcelRx Pharmaceuticals	13,400	51,724
†Achaogen	8,900	86,864
†Aerie Pharmaceuticals	10,800	338,472
†Akorn	54,986	2,612,385
†Alimera Sciences	21,000	105,210
†Amphastar Pharmaceuticals	9,600	143,616
†Ampio Pharmaceuticals	42,764	322,013
†ANI Pharmaceuticals	5,000	312,750
†Aratana Therapeutics	24,400	390,644
†Bellicum Pharmaceuticals	7,400	171,458
†BioDelivery Sciences International	33,609	352,895
†Bio-Path Holdings	53,100	95,580
†Calithera Biosciences	6,100	100,162
†Cempra	25,096	861,044
†Corcept Therapeutics	53,911	301,902
†Depomed	52,057	1,166,597
†Dicerna Pharmaceuticals	4,800	115,344

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Diplomat Pharmacy	11,700	$404,586
†Endocyte	21,599	135,210
†Esperion Therapeutics	4,900	453,740
†FibroGen	7,100	222,798
†Flexion Therapeutics	5,200	117,104
†Horizon Pharma	58,455	1,518,076
†Immune Design	6,500	137,215
†Impax Laboratories	61,902	2,901,347
†Intra-Cellular Therapies	16,500	394,020
†Kite Pharma	7,700	444,136
†Lannett	22,980	1,555,976
Liberator Medical Holdings	15,800	55,300
†Medicines	57,833	1,620,481
†Mirati Therapeutics	5,500	161,260
†Nektar Therapeutics	113,288	1,246,168
†Nevro	6,100	292,373
†Omeros	34,166	752,677
†Otonomy	6,800	240,448
†Pacira Pharmaceuticals	31,375	2,787,669
†Pain Therapeutics	27,500	51,975
†Pernix Therapeutics Holdings	24,062	257,223
Phibro Animal Health Class A	13,900	492,199
†POZEN	17,689	136,559
†PRA Health Sciences	14,900	429,716
†Prestige Brands Holdings	46,055	1,975,299
†Radius Health	6,800	279,888
†Relypsa	15,600	562,692
†Repros Therapeutics	17,431	149,732
†Revance Therapeutics	4,900	101,577
†Sagent Pharmaceuticals	20,475	476,044
†SciClone Pharmaceuticals	46,674	413,532
†Sucampo Pharmaceuticals Class A	16,810	261,564
†Supernus Pharmaceuticals	29,385	355,265
†Tetraphase Pharmaceuticals	23,700	868,368
†TherapeuticsMD	110,700	669,735
Theravance	73,600	1,156,992
†Theravance Biopharma	22,800	395,580
†Tokai Pharmaceuticals	2,100	23,730
†Vitae Pharmaceuticals	8,600	100,706
†Vital Therapies	6,300	157,563
†VIVUS	69,061	169,890
†XenoPort	48,601	346,039
†Zafgen	6,800	269,348
†Zogenix	67,371	92,298
†ZS Pharma	5,000	210,400

		33,373,158

Professional Services–1.38%
Acacia Research	40,076	428,813
†Advisory Board	37,224	1,983,295
Barrett Business Services	5,232	224,139
†CBIZ	38,146	355,902

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
CDI	7,887	$110,812
Corporate Executive Board	29,902	2,387,974
†CRA International	6,351	197,643
Exponent	11,865	1,054,799
†Franklin Covey	8,762	168,756
†FTI Consulting	36,606	1,371,261
†GP Strategies	11,700	432,900
Heidrick & Struggles International	13,764	338,319
†Hill International	25,600	91,904
†Huron Consulting Group	21,078	1,394,310
†ICF International	18,251	745,553
Information Services Group	37,600	150,024
Insperity	18,601	972,646
Kelly Services Class A	20,677	360,607
Kforce	21,938	489,437
Korn/Ferry International	44,545	1,464,194
†Mistras Group	14,147	272,471
†Navigant Consulting	47,136	610,883
†On Assignment	45,182	1,733,633
†Paylocity Holding	6,100	174,704
†Pendrell	141,559	184,027
Resources Connection	32,809	574,158
†RPX	48,774	701,858
†TriNet Group	14,800	521,404
†TrueBlue	38,487	937,158
VSE	3,983	326,128
†WageWorks	31,230	1,665,496

		22,425,208

Real Estate Investment Trusts–8.67%
Acadia Realty Trust	60,315	2,103,787
AG Mortgage Investment Trust	22,184	417,947
Agree Realty	16,466	542,884
Alexander’s	1,876	856,544
†Altisource Portfolio Solutions	10,600	136,422
American Assets Trust	32,073	1,388,119
American Capital Mortgage Investment	46,711	838,930
†American Residential Properties	30,200	543,298
Anworth Mortgage Asset	106,931	544,279
Apollo Commercial Real Estate Finance	51,195	879,530
Apollo Residential Mortgage	25,181	401,637
Ares Commercial Real Estate	28,089	310,383
Armada Hoffler Properties	22,500	239,850
Armour Residential REIT	322,629	1,022,734
Ashford Hospitality Prime	24,479	410,513
Ashford Hospitality Trust	72,698	699,355
Associated Estates Realty	51,671	1,275,240
Aviv REIT	16,200	591,300
Campus Crest Communities	61,176	438,020
Capstead Mortgage	86,508	1,018,199

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
CareTrust REIT	20,781	$281,790
CatchMark Timber Trust	13,100	153,532
Cedar Realty Trust	73,061	547,227
Chambers Street Properties	211,000	1,662,680
Chatham Lodging Trust	31,631	930,268
Chesapeake Lodging Trust	48,815	1,651,411
Colony Financial	94,879	2,459,264
Coresite Realty	17,368	845,474
Cousins Properties	195,046	2,067,488
CubeSmart	142,586	3,443,452
CyrusOne	29,906	930,675
CYS Investments	145,167	1,293,438
DCT Industrial Trust	72,665	2,518,569
DiamondRock Hospitality	172,974	2,444,123
DuPont Fabros Technology	56,645	1,851,159
Dynex Capital	45,630	386,486
†Easterly Government Properties	12,100	194,205
EastGroup Properties	27,869	1,676,042
Education Realty Trust	41,486	1,467,775
Empire State Realty Trust	81,900	1,540,539
EPR Properties	50,340	3,021,910
Equity One	54,905	1,465,414
Excel Trust	55,925	784,069
FelCor Lodging Trust	111,666	1,283,042
First Industrial Realty Trust	97,606	2,091,697
First Potomac Realty Trust	49,518	588,769
Franklin Street Properties	81,304	1,042,317
GEO Group	63,984	2,798,660
Getty Realty	21,100	384,020
Gladstone Commercial	19,805	368,571
Government Properties Income Trust	61,003	1,393,919
Hatteras Financial	86,100	1,563,576
Healthcare Realty Trust	84,892	2,358,300
Hersha Hospitality Trust	180,364	1,166,955
Highwoods Properties	79,206	3,626,051
Hudson Pacific Properties	58,151	1,930,032
†InfraREIT	20,200	577,518
Inland Real Estate	79,596	850,881
Invesco Mortgage Capital	109,461	1,699,929
Investors Real Estate Trust	102,662	769,965
†iStar Financial	76,870	999,310
Kite Realty Group Trust	26,854	756,477
LaSalle Hotel Properties	98,111	3,812,593
Lexington Realty Trust	182,486	1,793,837
LTC Properties	31,173	1,433,958
Mack-Cali Realty	79,200	1,526,976
Medical Properties Trust	183,272	2,701,429
Monmouth Real Estate Investment	45,689	507,605
National Health Investors	33,134	2,352,845
New Residential Investment	125,100	1,880,253
New York Mortgage Trust	88,132	683,904
New York REIT	144,800	1,517,504

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
One Liberty Properties	10,738	$262,222
Owens Realty Mortgage	7,800	116,844
Parkway Properties	70,610	1,225,084
Pebblebrook Hotel Trust	62,910	2,929,719
Pennsylvania Real Estate Investment Trust	61,499	1,428,622
PennyMac Mortgage Investment Trust	66,221	1,409,845
Physicians Realty Trust	63,900	1,125,279
Potlatch	36,292	1,453,132
PS Business Parks	17,362	1,441,740
QTS Realty Trust	12,000	436,920
RAIT Financial Trust	70,832	485,908
Ramco-Gershenson Properties Trust	69,205	1,287,213
Redwood Trust	74,146	1,324,989
Resource Capital	120,329	546,294
Retail Opportunity Investments	80,667	1,476,206
Rexford Industrial Realty	52,400	828,444
RLJ Lodging Trust	115,061	3,602,560
Rouse Properties	34,360	651,466
Ryman Hospitality Properties	38,403	2,339,127
Sabra Health Care REIT	52,555	1,742,198
Saul Centers	9,166	524,295
Select Income REIT	33,663	841,238
Silver Bay Realty Trust	35,852	579,368
Sovran Self Storage	31,188	2,929,801
STAG Industrial	50,934	1,197,968
Starwood Waypoint Residential Trust	35,500	917,675
STORE Capital	29,300	684,155
†Strategic Hotels & Resorts	235,553	2,927,924
Summit Hotel Properties	77,173	1,085,824
Sun Communities	42,339	2,824,858
Sunstone Hotel Investors	180,974	3,016,837
Terreno Realty	34,814	793,759
Trade Street Residential	9,780	70,025
UMH Properties	17,967	180,928
Universal Health Realty Income Trust	11,273	634,106
Urstadt Biddle Properties Class A	25,117	579,198
Washington Real Estate Investment Trust	59,375	1,640,531
Western Asset Mortgage Capital	32,984	497,399
Whitestone REIT	21,971	348,899

		141,125,454

Real Estate Management & Development–0.53%
Alexander & Baldwin	43,400	1,874,012
Altisource Residential	51,500	1,074,290
†AV Homes	8,780	140,129
Consolidated-Tomoka Land	4,399	262,444
†Forestar Group	32,877	518,470
†FRP Holdings	5,972	217,381
Gramercy Property Trust	41,928	1,176,912
Kennedy-Wilson Holdings	63,953	1,671,731

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Management & Development (continued)
RE/MAX Holdings	11,100	$368,631
†St. Joe	52,200	968,832
†Tejon Ranch	10,465	276,799

		8,549,631

Road & Rail–0.66%
ArcBest	23,542	892,006
Celadon Group	17,246	469,436
†General Finance	6,300	50,841
Heartland Express	48,909	1,162,078
Knight Transportation	53,182	1,715,119
Marten Transport	19,478	451,890
†P.A.M. Transportation Services	2,100	120,267
†Patriot Transportation Holding	1,990	49,690
†Quality Distribution	19,881	205,371
†Roadrunner Transportation Systems	25,803	652,042
†Saia	22,263	986,251
†Swift Transportation	75,368	1,961,075
Universal Truckload Services	3,287	82,767
†USA Truck	8,100	224,289
Werner Enterprises	40,056	1,258,159
†YRC Worldwide	25,400	456,184

		10,737,465

Semiconductors & Semiconductor Equipment–3.29%
†Advanced Energy Industries	37,379	959,145
†Alpha & Omega Semiconductor	19,771	176,160
†Ambarella	25,692	1,945,141
†Amkor Technology	69,765	616,374
†Applied Micro Circuits	59,890	305,439
†Audience	16,706	75,845
†Axcelis Technologies	93,334	222,135
Brooks Automation	61,390	713,966
†Cabot Microelectronics	21,771	1,087,897
†Cascade Microtech	9,200	124,936
†Cavium	46,473	3,291,218
†CEVA	19,023	405,570
†Cirrus Logic	55,188	1,835,553
Cohu	21,843	238,962
†Cypress Semiconductor	271,095	3,825,150
†Diodes	33,065	944,336
†DSP Group	17,252	206,679
†Entegris	123,950	1,696,875
†Entropic Communications	58,414	172,905
†Exar	31,384	315,409
†Fairchild Semiconductor International	102,600	1,865,268
†FormFactor	48,314	428,545
†Inphi	29,294	522,312
†Integrated Device Technology	118,119	2,364,742
Integrated Silicon Solution	25,748	460,632
Intersil Class A	114,495	1,639,568
IXYS	23,122	284,863

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Kopin.	64,942	$228,596
†Lattice Semiconductor	108,126	685,519
†M/A-COM Technology Solutions Holdings	11,007	410,121
†MaxLinear Class A	27,521	223,746
Micrel	39,283	592,388
†Microsemi	83,714	2,963,476
MKS Instruments	47,624	1,610,167
Monolithic Power Systems	34,353	1,808,685
†Nanometrics	22,922	385,548
NVE.	3,528	243,150
†OmniVision Technologies	50,166	1,322,877
†PDF Solutions	25,878	463,734
Pericom Semiconductor	20,862	322,735
†Photronics	62,260	529,210
†PMC - Sierra	154,800	1,436,544
Power Integrations	27,156	1,414,284
†QuickLogic	39,900	77,007
†Rambus	102,086	1,283,731
†Rubicon Technology	19,297	76,030
†Rudolph Technologies	28,138	310,081
†Semtech	59,984	1,598,274
†Silicon Laboratories	38,600	1,959,722
†Synaptics	31,852	2,589,727
Tessera Technologies	47,435	1,910,682
†Ultra Clean Holdings	28,866	206,392
†Ultratech	26,455	458,730
†Veeco Instruments	36,107	1,103,069
†Vitesse Semiconductor	58,800	312,228
†Xcerra	43,741	388,857

		53,640,935

Software–4.42%
†A10 Networks	13,600	58,888
†ACI Worldwide	100,851	2,184,433
Advent Software	45,621	2,012,342
†Amber Road	11,100	102,675
American Software Class A	25,261	258,167
†Aspen Technology	81,075	3,120,577
†AVG Technologies	31,996	692,713
†Barracuda Networks	7,500	288,525
Blackbaud	41,033	1,944,144
†Bottomline Technologies	35,771	979,052
†BroadSoft	23,414	783,432
†Callidus Software	40,157	509,191
†Cinedigm Class A	55,400	89,748
†CommVault Systems	41,802	1,826,747
†Comverse	16,341	321,918
†Covisint	33,785	68,584
†Cyan	36,900	147,231
Digimarc	3,858	84,683
Ebix	25,978	789,212

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Ellie Mae	25,192	$1,393,370
†EnerNOC	20,785	236,949
Epiq Systems	24,159	433,171
†ePlus	4,979	432,824
†Everyday Health	9,400	120,884
Fair Isaac	28,439	2,523,108
†Five9	12,000	66,720
†Fleetmatics Group	33,339	1,495,254
†Gigamon	22,800	484,272
†Globant	7,400	155,844
†Glu Mobile	74,232	371,902
†Guidance Software	9,449	51,119
†Guidewire Software	59,778	3,144,921
†Imperva	20,061	856,605
†Infoblox	48,492	1,157,504
†Interactive Intelligence Group	15,520	639,114
†Jive Software	25,355	130,071
†Kofax	70,400	770,880
†Manhattan Associates	66,680	3,374,675
†Mavenir Systems	7,600	134,824
Mentor Graphics	85,890	2,063,937
†MicroStrategy	8,084	1,367,732
†MobileIron	12,300	113,898
†Model N	14,400	172,224
Monotype Imaging Holdings	35,531	1,159,732
†Netscout Systems	32,656	1,431,966
†New Relic	5,000	173,500
†OPOWER	9,700	98,261
†Park City Group	12,800	176,384
†Paycom Software	6,800	218,008
Pegasystems	32,802	713,444
†Progress Software	46,100	1,252,537
†Proofpoint	32,820	1,943,600
†PROS Holdings	22,037	544,534
QAD Class A	4,773	115,507
†Qlik Technologies	79,180	2,464,873
†Qualys	17,125	795,970
†Rally Software Development	18,000	282,420
†RealPage	47,111	948,816
†Rosetta Stone	22,571	171,765
†Sapiens International	23,890	195,898
†Seachange International	21,379	167,825
†Silver Spring Networks	25,300	226,182
SS&C Technologies Holdings	59,817	3,726,599
†Synchronoss Technologies	31,544	1,497,078
†Take-Two Interactive Software	74,141	1,887,259
†Tangoe	33,351	460,244
†TeleCommunication Systems Class A	50,000	191,500
†Telenav	25,300	200,376
†TiVo	83,699	888,046
†Tyler Technologies	29,036	3,499,709
†Ultimate Software Group	24,868	4,226,441

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Varonis Systems	3,800	$97,508
†VASCO Data Security International	24,959	537,617
†Verint Systems	52,670	3,261,853
†VirnetX Holding	29,605	180,294
†Vringo	43,000	27,967
†Zendesk	8,200	186,058

		71,903,835

Specialty Retail–3.22%
†Aeropostale	56,182	194,952
American Eagle Outfitters	171,400	2,927,512
†America’s Car-Mart	6,185	335,536
†ANN	41,732	1,712,264
†Asbury Automotive Group	24,144	2,006,366
†Barnes & Noble	33,072	785,460
bebe stores	22,415	81,366
Big 5 Sporting Goods	14,893	197,630
†Boot Barn Holdings	6,700	160,264
Brown Shoe	39,225	1,286,580
Buckle	25,308	1,292,986
†Build-A-Bear Workshop	14,600	286,890
Cato Class A	22,482	890,287
Children’s Place Retail Stores	19,901	1,277,445
†Christopher & Banks	23,300	129,548
†Citi Trends	13,276	358,452
†Conn’s	25,502	772,201
†Container Store Group	15,800	300,990
Destination Maternity	11,333	170,675
†Destination XL Group	25,722	127,067
†Express	76,075	1,257,520
Finish Line Class A	43,608	1,069,268
†Five Below	48,518	1,725,785
†Francesca’s Holdings	34,662	616,984
†Freshpet	9,100	176,813
†Gaiam Class A	4,300	31,347
†Genesco	21,432	1,526,601
Group 1 Automotive	21,535	1,859,117
Guess	56,000	1,041,040
Haverty Furniture	15,814	393,452
†hhgregg	10,548	64,659
†Hibbett Sports	23,283	1,142,264
†Kirkland’s	13,075	310,531
Lithia Motors Class A	20,237	2,011,760
†Lumber Liquidators Holdings	25,016	769,992
†MarineMax	20,040	531,260
†Mattress Firm Holding	13,619	948,427
Men’s Wearhouse	42,542	2,220,692
Monro Muffler Brake	28,049	1,824,587
†New York	18,830	47,075
†Office Depot	469,177	4,316,428
Outerwall	17,044	1,126,949
†Pacific Sunwear of California	42,000	115,920

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Pep Boys-Manny Moe & Jack	52,464	$504,704
Pier 1 Imports	85,425	1,194,242
Rent-A-Center	47,310	1,298,186
†Restoration Hardware Holdings	27,567	2,734,371
†Sears Hometown and Outlet Stores	5,500	42,460
†Select Comfort	48,411	1,668,727
Shoe Carnival	12,521	368,618
Sonic Automotive Class A	33,031	822,472
Stage Stores	29,395	673,733
Stein Mart	24,246	301,863
†Systemax	5,558	67,919
†Tile Shop Holdings	20,300	245,833
†Tilly’s Class A	5,063	79,236
†Vitamin Shoppe	27,707	1,141,251
†West Marine	9,450	87,602
Winmark	1,509	132,143
†Zumiez	17,023	685,176

		52,471,478

Technology Hardware, Storage & Peripherals–0.41%
†Cray	36,669	1,029,666
†Dot Hill Systems	43,400	230,020
†Eastman Kodak	12,800	243,072
†Electronics for Imaging	41,467	1,731,247
†Immersion	17,427	159,980
†Intevac	17,300	106,222
†Nimble Storage	6,700	149,477
†QLogic	78,441	1,156,220
†Quantum	200,628	321,005
†Silicon Graphics International	24,767	215,225
†Super Micro Computer	31,815	1,056,576
†Violin Memory	58,000	218,660

		6,617,370

Textiles, Apparel & Luxury Goods–1.05%
Columbia Sportswear	24,520	1,493,268
†Crocs	69,100	816,071
Culp	7,341	196,372
†G-III Apparel Group	17,098	1,926,090
†Iconix Brand Group	42,951	1,446,160
†Madden (Steven)	51,734	1,965,892
Movado Group	14,680	418,674
Oxford Industries	11,876	896,044
†Perry Ellis International	10,714	248,136
†Quiksilver	91,745	169,728
†Sequential Brands Group	12,200	130,540
†Skechers U.S.A. Class A	34,613	2,489,021
†Tumi Holdings	45,846	1,121,393
†Unifi	12,374	446,578
†Vera Bradley	16,479	267,454
†Vince Holding	7,100	131,705

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide	89,508	$2,994,043

		17,157,169

Thrifts & Mortgage Finance–1.66%
†Anchor BanCorp Wisconsin	5,000	173,650
†Ashford	642	76,244
Astoria Financial	71,353	924,021
Bank Mutual	42,625	312,015
BankFinancial	13,649	179,348
†BBX Capital Class A	5,500	102,300
†Beneficial Bancorp	30,256	341,591
Berkshire Hills Bancorp	23,265	644,441
†BofI Holding	13,540	1,259,762
Brookline Bancorp	65,419	657,461
Capitol Federal Financial	127,500	1,593,750
Charter Financial	14,593	167,819
Clifton Bancorp	19,162	270,376
Dime Community Bancshares	24,751	398,491
†Essent Group	41,400	989,874
EverBank Financial	81,365	1,467,011
Federal Agricultural Mortgage Class C	8,874	250,158
First Defiance Financial	9,643	316,483
First Financial Northwest	8,909	110,026
†Flagstar Bancorp	20,300	294,553
Fox Chase Bancorp	7,723	129,978
Home Loan Servicing Solutions	63,826	1,055,682
†HomeStreet	21,529	394,411
†Kearny Financial	9,068	123,143
†Ladder Capital Class A	10,800	199,908
Meta Financial Group	6,800	270,164
†MGIC Investment	298,550	2,875,037
†NMI Holdings Class A	36,600	274,134
Northfield Bancorp	44,556	660,320
Northwest Bancshares	85,666	1,015,142
OceanFirst Financial	7,880	136,088
Oritani Financial	42,511	618,535
†PennyMac Financial Services Class A	8,200	139,154
Provident Financial Services	54,531	1,017,003
Radian Group	168,454	2,828,343
†Stonegate Mortgage	9,300	100,626
Territorial Bancorp	6,742	160,190
Trustco Bank	88,003	605,461
United Community Financial	45,200	246,792
United Financial Bancorp	42,554	528,946
†Walker & Dunlop	13,463	238,699
Washington Federal	90,000	1,962,450
Waterstone Financial	24,864	319,254
WSFS Financial	8,297	627,502

		27,056,336

Tobacco–0.16%
†22nd Century Group	55,300	47,558

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
†Alliance One International	48,310	$53,141
Universal	21,042	992,341
Vector Group	67,296	1,478,493

		2,571,533

Trading Companies & Distributors–0.83%
Aceto	27,057	595,254
Aircastle	57,844	1,299,176
Applied Industrial Technologies	37,230	1,688,008
†Beacon Roofing Supply	45,190	1,414,447
†CAI International	13,507	331,867
†DXP Enterprises	12,112	534,018
H&E Equipment Services	28,781	719,237
Houston Wire & Cable	11,627	113,131
Kaman Class A	24,752	1,050,227
†Rush Enterprises Class A	27,719	758,392
†Stock Building Supply Holdings	14,700	265,482
TAL International Group	30,486	1,241,695
Textainer Group Holdings	16,720	501,433
†Titan Machinery	14,270	190,505
Watsco	22,773	2,862,566

		13,565,438

Transportation Infrastructure–0.05%
†Wesco Aircraft Holdings	49,520	758,646

		758,646

Water Utilities–0.24%
American States Water	34,754	1,386,337
Artesian Resources Class A	4,044	86,501
California Water Service Group	43,142	1,057,410
Connecticut Water Service	9,225	335,144
Middlesex Water	13,731	312,518
SJW	14,815	457,932
York Water	9,003	218,593

		3,854,435

Wireless Telecommunication Services–0.12%
†Boingo Wireless	21,997	165,857
†GTT Communications	15,700	296,416
=Leap Wireless International	38,182	96,219
NTELOS Holdings	8,357	40,114
†RingCentral Class A	20,300	311,199
Shenandoah Telecommunications	22,425	698,763
Spok Holdings	19,077	365,706

		1,974,274

Total Common Stock (Cost $1,221,353,977)		1,590,530,661

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

RIGHTS–0.00%
=Forest Laboratories	3,000	$0
=Furiex Pharmaceuticals	5,671	46,219
=Trius Therapeutics	28,563	0

Total Rights (Cost $0)		46,219

WARRANTS–0.00%
@Greenhunter Energy, exercise price $27.50, expiration date 12/31/15	90	0
@Magnum Hunter Resources, exercise price $8.50, expiration date 4/15/16	11,015	0
Tejon Ranch, exercise price $40.00, expiration date 8/31/16	1,546	1,237

Total Warrants (Cost $9,275)		1,237

MONEY MARKET FUND–2.38%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	38,695,164	38,695,164

Total Money Market Fund (Cost $38,695,164)		38,695,164

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.10%
≠¥U.S. Treasury Obligations–0.10%
U.S. Treasury Bills
0.01% 5/7/15	300,000	$299,995
0.015% 6/4/15	1,400,000	1,399,975

		1,699,970

Total Short-Term Investments (Cost $1,699,997)		1,699,970

TOTAL VALUE OF SECURITIES–100.14% (Cost $1,261,758,413)	1,630,973,251
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(2,279,447)

NET ASSETS APPLICABLE TO 57,896,529 SHARES OUTSTANDING–100.00%	$1,628,693,804

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $6,090,260, which represents 0.37% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $154,246, which represents 0.01% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

The following futures contract was outstanding at March 31, 2015:

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
309 E-mini Russell 2000 Index	$37,924,534	$38,591,010	6/22/15	$666,476

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$26,152,375	$—	$—	$26,152,375
Air Freight & Logistics	8,191,193	—	—	8,191,193
Airlines	9,040,281	—	—	9,040,281
Auto Components	19,357,616	—	—	19,357,616
Automobiles	541,556	—	—	541,556
Banks	120,347,691	—	—	120,347,691
Beverages	2,826,604	—	—	2,826,604
Biotechnology	97,694,913	—	11,808	97,706,721
Building Products	13,412,965	—	—	13,412,965
Capital Markets	24,889,117	—	—	24,889,117
Chemicals	33,578,364	—	—	33,578,364
Commercial Services & Supplies	36,214,666	—	—	36,214,666
Communications Equipment	24,656,138	—	—	24,656,138
Construction & Engineering	11,229,861	—	—	11,229,861
Construction Materials	1,617,966	—	—	1,617,966
Consumer Finance	10,482,786	—	—	10,482,786
Containers & Packaging	7,689,044	—	—	7,689,044
Distributors	4,343,564	—	—	4,343,564
Diversified Consumer Services	15,700,859	—	—	15,700,859
Diversified Financial Services	5,419,983	—	—	5,419,983
Diversified Telecommunication Services	9,970,034	—	—	9,970,034
Electric Utilities	22,129,014	—	—	22,129,014
Electrical Equipment	15,320,936	—	—	15,320,936
Electronic Equipment, Instruments & Components	43,033,331	—	—	43,033,331
Energy Equipment & Services	15,631,201	—	—	15,631,201
Food & Staples Retailing	15,697,409	—	—	15,697,409
Food Products	23,350,944	—	—	23,350,944
Gas Utilities	17,237,743	—	—	17,237,743
Health Care Equipment & Supplies	58,173,033	—	—	58,173,033
Health Care Providers & Services	42,758,722	—	—	42,758,722
Health Care Technology	8,060,862	—	—	8,060,862
Hotels, Restaurants & Leisure	53,415,226	—	—	53,415,226
Household Durables	19,508,623	—	—	19,508,623
Household Products	2,751,606	—	—	2,751,606
Independent Power & Renewable Electricity Producers	5,997,618	—	—	5,997,618
Industrial Conglomerates	592,337	—	—	592,337
Insurance	40,371,381	—	—	40,371,381
Internet & Catalog Retail	7,517,876	—	—	7,517,876
Internet Software & Services	33,847,526	—	—	33,847,526
IT Services	48,509,760	—	—	48,509,760

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Leisure Products	$7,939,291	$—	$—	$7,939,291
Life Sciences Tools & Services	8,816,956	—	—	8,816,956
Machinery	46,540,032	—	—	46,540,032
Marine	2,573,316	—	—	2,573,316
Media	23,152,084	—	—	23,152,084
Metals & Mining	16,288,805	—	—	16,288,805
Multiline Retail	2,665,892	—	—	2,665,892
Multi-Utilities	6,056,676	—	—	6,056,676
Oil, Gas & Consumable Fuels	36,518,730	—	—	36,518,730
Paper & Forest Products	12,282,920	—	—	12,282,920
Personal Products	2,639,062	—	—	2,639,062
Pharmaceuticals	33,373,158	—	—	33,373,158
Professional Services	22,425,208	—	—	22,425,208
Real Estate Investment Trusts	141,125,454	—	—	141,125,454
Real Estate Management & Development	8,549,631	—	—	8,549,631
Road & Rail	10,737,465	—	—	10,737,465
Semiconductors & Semiconductor Equipment	53,640,935	—	—	53,640,935
Software	71,903,835	—	—	71,903,835
Specialty Retail	52,471,478	—	—	52,471,478
Technology Hardware, Storage & Peripherals	6,617,370	—	—	6,617,370
Textiles, Apparel & Luxury Goods	17,157,169	—	—	17,157,169
Thrifts & Mortgage Finance	27,056,336	—	—	27,056,336
Tobacco	2,571,533	—	—	2,571,533
Trading Companies & Distributors	13,565,438	—	—	13,565,438
Transportation Infrastructure	758,646	—	—	758,646
Water Utilities	3,854,435	—	—	3,854,435
Wireless Telecommunication Services	1,878,055	—	96,219	1,974,274
Rights	—	—	46,219	46,219
Warrants	1,237	—	—	1,237
Money Market Fund	38,695,164	—	—	38,695,164
Short-Term Investments	—	1,699,970	—	1,699,970

Total	$1,629,119,035	$1,699,970	$154,246	$1,630,973,251

Futures Contract	$666,476	$—	$—	$666,476

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP SSgA Small-Cap Index Fund–24

LVIP SSgA Small-Cap RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–93.19%
Equity Fund–93.19%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Small-Cap Index Fund	4,267,936	$120,138,126

Total Affiliated Investment Company (Cost $111,501,777)		120,138,126

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.66%
Money Market Fund–6.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,583,299	$8,583,299

Total Unaffiliated Investment Company (Cost $8,583,299)		8,583,299

TOTAL VALUE OF SECURITIES–99.85% (Cost $120,085,076)	128,721,425
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	192,905

NET ASSETS APPLICABLE TO 10,994,969 SHARES OUTSTANDING–100.00%	$128,914,330

*	Standard Class shares.

« Includes $337,324 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(42) E-mini Russell 2000 Index	$(5,133,596)	$(5,245,380)	6/22/15	$(111,784)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$128,721,425

Futures Contracts	$(111,784)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP SSgA Small-Cap Managed Volatility Fund.

LVIP SSgA Small-Cap RPM Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.65%
Aerospace & Defense–3.17%
Boeing	69,300	$10,400,544
Precision Castparts	40,900	8,589,000

		18,989,544

Air Freight & Logistics–0.71%
FedEx	25,800	4,268,610

		4,268,610

Airlines–2.72%
American Airlines Group	213,400	11,263,252
†United Continental Holdings	74,800	5,030,300

		16,293,552

Auto Components–0.93%
BorgWarner	42,800	2,588,544
Delphi Automotive	37,300	2,974,302

		5,562,846

Automobiles–0.97%
†Tesla Motors	30,800	5,814,116

		5,814,116

Biotechnology–11.16%
†Alexion Pharmaceuticals	51,800	8,976,940
†Biogen	28,800	12,160,512
†BioMarin Pharmaceutical	31,000	3,863,220
†Celgene	79,600	9,176,288
†Gilead Sciences	126,500	12,413,445
†Incyte	47,400	4,344,684
†Pharmacyclics	28,700	7,345,765
†Regeneron Pharmaceuticals	10,200	4,605,096
†Vertex Pharmaceuticals	33,800	3,987,386

		66,873,336

Capital Markets–2.77%
BlackRock	7,500	2,743,800
Morgan Stanley	188,400	6,723,996
State Street	52,800	3,882,384
TD AmeriTrade Holding	87,700	3,267,702

		16,617,882

Chemicals–1.90%
Ashland	22,200	2,826,282
duPont (E.I.) deNemours	45,700	3,266,179
Sherwin-Williams	18,500	5,263,250

		11,355,711

Communications Equipment–0.25%
†Palo Alto Networks	10,300	1,504,624

		1,504,624

Construction Materials–0.31%
Martin Marietta Materials	13,500	1,887,300

		1,887,300

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–0.70%
Intercontinental Exchange	18,100	$4,222,187

		4,222,187

Electronic Equipment, Instruments & Components–0.91%
†Mobileye	59,000	2,479,770
Tyco International	68,600	2,953,916

		5,433,686

Food & Staples Retailing–2.38%
Costco Wholesale	18,700	2,832,957
CVS Health	62,700	6,471,267
Walgreens Boots Alliance	58,300	4,936,844

		14,241,068

Health Care Equipment & Supplies–1.20%
†Intuitive Surgical	14,200	7,171,426

		7,171,426

Health Care Providers & Services–4.53%
Anthem	21,200	3,273,492
Humana	30,300	5,394,006
McKesson	58,700	13,277,940
UnitedHealth Group	44,100	5,216,589

		27,162,027

Hotels, Restaurants & Leisure–3.86%
†Chipotle Mexican Grill	2,000	1,301,080
Las Vegas Sands	56,500	3,109,760
†MGM Resorts International	268,410	5,644,662
Starbucks	62,200	5,890,340
Wynn Macau	1,006,400	2,174,954
Wynn Resorts	39,590	4,983,589

		23,104,385

Industrial Conglomerates–3.22%
Danaher	149,240	12,670,476
Roper Industries	38,600	6,639,200

		19,309,676

Internet & Catalog Retail–9.13%
†Amazon.com	64,900	24,149,290
†Ctrip.com International ADR	11,800	691,716
@=Flipkart Limited Series A	274	31,174
@=Flipkart Limited Series C	482	55,310
@=Flipkart Limited Series E	894	103,464
†@=Flipkart Limited Series G	4,035	483,232
@=Flipkart Limited Ordinary Shares	800	91,018
†Netflix	10,900	4,541,921
†Priceline Group	15,500	18,044,325
†Vipshop Holdings ADR	221,600	6,523,904

		54,715,354

Internet Software & Services–13.57%
†Alibaba Group Holding ADR	103,488	8,614,341

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Baidu ADR	45,600	$9,503,040
†@=Dropbox Class A	34,588	660,672
†Facebook Class A	174,800	14,371,182
†Google Class A	28,500	15,808,950
†Google Class C	29,900	16,385,200
†LinkedIn Class A	18,800	4,697,368
NAVER	2,251	1,358,673
†Pandora Media	51,000	826,710
Tencent Holdings	258,300	4,905,096
†Twitter	83,200	4,166,656

		81,297,888

IT Services–5.39%
†Fiserv	30,000	2,382,000
MasterCard Class A	147,600	12,751,164
Visa Class A	262,000	17,137,420

		32,270,584

Machinery–1.36%
Flowserve	59,500	3,361,155
Wabtec	50,500	4,798,005

		8,159,160

Media–1.44%
Disney (Walt)	82,100	8,611,469

		8,611,469

Oil, Gas & Consumable Fuels–2.27%
†Concho Resources	7,100	823,032
†Continental Resources	41,800	1,825,406
EOG Resources	11,900	1,091,111
EQT	42,400	3,513,688
Pioneer Natural Resources	22,400	3,662,624
Range Resources	51,388	2,674,231

		13,590,092

Personal Products–0.39%
Estee Lauder Class A	28,400	2,361,744

		2,361,744

Pharmaceuticals–4.45%
†Actavis	46,312	13,783,291
†Valeant Pharmaceuticals International	64,800	12,870,576

		26,653,867

Real Estate Investment Trusts–2.53%
American Tower	91,000	8,567,650
Crown Castle International	80,200	6,619,708

		15,187,358

Road & Rail–0.41%
Hunt (J.B.) Transport Services	29,000	2,476,455

		2,476,455

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.39%
ASML Holding	23,000	$2,323,690

		2,323,690

Software–3.50%
†NetSuite	28,900	2,680,764
†Red Hat	53,400	4,045,050
†salesforce.com	127,600	8,524,956
†ServiceNow	39,200	3,088,176
†Workday Class A	30,900	2,608,269

		20,947,215

Specialty Retail–5.94%
†AutoZone	10,100	6,889,816
†CarMax	76,200	5,258,562
Home Depot	53,800	6,112,218
Lowe’s	108,500	8,071,315
Ross Stores	31,600	3,329,376
Tractor Supply	69,500	5,911,670

		35,572,957

Technology Hardware, Storage & Peripherals–3.34%
Apple	143,900	17,905,477
SanDisk	32,700	2,080,374

		19,985,851

Textiles, Apparel & Luxury Goods–1.85%
Hanesbrands	172,900	5,793,879
NIKE Class B	36,800	3,692,144
†Under Armour Class A	20,100	1,623,075

		11,109,098

Total Common Stock (Cost $413,172,421)		585,074,758

PREFERRED STOCK–0.10%
†@=Airbnb	14,304	582,359
†@=Livingsocial Series F	14,245	3,704

Total Preferred Stock (Cost $691,903)		586,063

MONEY MARKET FUND–2.39%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	14,308,527	14,308,527

Total Money Market Fund (Cost $14,308,527)		14,308,527

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.14% (Cost $428,172,851)	$599,969,348
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(834,074)

NET ASSETS APPLICABLE TO 18,216,774 SHARES OUTSTANDING–100.00%	$599,135,274

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $2,010,933, which represents 0.34% of the Fund’s net assets.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $2,010,932, which represents 0.34% of the Fund’s net assets.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Aerospace & Defense	$18,989,544	$—	$—	$18,989,544
Air Freight & Logistics	4,268,610	—	—	4,268,610
Airlines	16,293,552	—	—	16,293,552
Auto Components	5,562,846	—	—	5,562,846
Automobiles	5,814,116	—	—	5,814,116
Biotechnology	66,873,336	—	—	66,873,336
Capital Markets	16,617,882	—	—	16,617,882
Chemicals	11,355,711	—	—	11,355,711
Communications Equipment	1,504,624	—	—	1,504,624
Construction Materials	1,887,300	—	—	1,887,300
Diversified Financial Services	4,222,187	—	—	4,222,187
Electronic Equipment, Instruments & Components	5,433,686	—	—	5,433,686
Food & Staples Retailing	14,241,068	—	—	14,241,068
Health Care Equipment & Supplies	7,171,426	—	—	7,171,426
Health Care Providers & Services	27,162,027	—	—	27,162,027
Hotels, Restaurants & Leisure	20,929,431	2,174,954	—	23,104,385
Industrial Conglomerates	19,309,676	—	—	19,309,676
Internet & Catalog Retail	53,951,156	—	764,198	54,715,354
Internet Software & Services	74,373,447	6,263,769	660,672	81,297,888
IT Services	32,270,584	—	—	32,270,584
Machinery	8,159,160	—	—	8,159,160
Media	8,611,469	—	—	8,611,469
Oil, Gas & Consumable Fuels	13,590,092	—	—	13,590,092
Personal Products	2,361,744	—	—	2,361,744
Pharmaceuticals	26,653,867	—	—	26,653,867
Real Estate Investment Trusts	15,187,358	—	—	15,187,358
Road & Rail	2,476,455	—	—	2,476,455
Semiconductors & Semiconductor Equipment	2,323,690	—	—	2,323,690
Software	20,947,215	—	—	20,947,215
Specialty Retail	35,572,957	—	—	35,572,957
Technology Hardware, Storage & Peripherals	19,985,851	—	—	19,985,851
Textiles, Apparel & Luxury Goods	11,109,098	—	—	11,109,098
Preferred Stock	—	—	586,063	586,063
Money Market Fund	14,308,527	—	—	14,308,527

Total	$589,519,692	$8,438,723	$2,010,933	$599,969,348

As a result of utilizing international fair value pricing at March 31, 2015, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

(continued)

Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.50%
Aerospace & Defense–1.24%
†DigitalGlobe	32,700	$1,114,089
Textron	71,200	3,156,296
TransDigm Group	13,200	2,887,104

		7,157,489

Air Freight & Logistics–0.48%
Expeditors International of Washington	35,500	1,710,390
Robinson (C.H.) Worldwide	14,100	1,032,402

		2,742,792

Airlines–2.38%
Alaska Air Group	31,000	2,051,580
Copa Holdings Class A	22,500	2,271,825
Southwest Airlines	92,600	4,102,180
†Spirit Airlines	24,300	1,879,848
†United Continental Holdings	50,900	3,423,025

		13,728,458

Auto Components–0.89%
BorgWarner	41,700	2,522,016
Delphi Automotive	17,400	1,387,476
Gentex	61,400	1,123,620
Remy International	3,372	74,892

		5,108,004

Automobiles–0.55%
Harley-Davidson	18,900	1,147,986
†Tesla Motors	10,600	2,000,962

		3,148,948

Banks–0.60%
BankUnited	51,100	1,673,014
†SVB Financial Group	13,800	1,753,152

		3,426,166

Beverages–0.69%
Brown-Forman Class B	30,262	2,734,172
Dr Pepper Snapple Group	15,900	1,247,832

		3,982,004

Biotechnology–4.51%
†ACADIA Pharmaceuticals	42,600	1,388,334
†Alkermes	49,200	2,999,724
†Alnylam Pharmaceuticals	9,700	1,012,874
†BioMarin Pharmaceutical	20,100	2,504,862
†Bluebird Bio	5,000	603,850
†Clovis Oncology	7,600	564,148
†Dyax	18,300	306,617
†Incyte	36,400	3,336,424
†Intercept Pharmaceuticals	5,200	1,466,504
†Ironwood Pharmaceuticals	26,600	425,600
†Myriad Genetics	28,300	1,001,820
†Neurocrine Biosciences	13,800	547,998

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Puma Biotechnology	8,200	$1,936,102
†Receptos	3,700	610,093
†Seattle Genetics	23,600	834,260
†Synageva BioPharma	10,600	1,033,818
†United Therapeutics	8,400	1,448,454
†Vertex Pharmaceuticals	33,600	3,963,792

		25,985,274

Building Products–0.59%
†Armstrong World Industries	18,100	1,040,207
Fortune Brands Home & Security	49,400	2,345,512

		3,385,719

Capital Markets–2.40%
Artisan Partners Asset Management	24,900	1,131,954
†E*TRADE Financial	99,000	2,826,945
Financial Engines	21,300	890,979
Invesco	28,300	1,123,227
Lazard Class A	51,500	2,708,385
LPL Financial Holdings	36,300	1,592,118
Northern Trust	12,600	877,590
TD AmeriTrade Holding	70,800	2,638,008

		13,789,206

Chemicals–3.97%
Airgas	26,400	2,801,304
Ashland	14,100	1,795,071
Celanese Class A	53,300	2,977,338
CF Industries Holdings	4,900	1,390,032
FMC	18,800	1,076,300
NewMarket	3,700	1,767,860
RPM International	41,200	1,977,188
Sherwin-Williams	19,300	5,490,850
Sociedad Quimica y Minera de Chile ADR	37,700	688,025
Valspar	34,200	2,873,826

		22,837,794

Commercial Services & Supplies–1.17%
†Clean Harbors	16,500	936,870
†Copart	24,100	905,437
KAR Auction Services	37,600	1,426,168
Ritchie Bros Auctioneers	54,800	1,366,712
†Stericycle	7,200	1,011,096
Waste Connections	22,250	1,071,115

		6,717,398

Communications Equipment–0.71%
†F5 Networks	11,700	1,344,798
Motorola Solutions	16,400	1,093,388
†Palo Alto Networks	11,200	1,636,096

		4,074,282

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering–0.32%
†Jacobs Engineering Group	23,200	$1,047,712
†Quanta Services	28,100	801,693

		1,849,405

Construction Materials–0.68%
Eagle Materials	14,000	1,169,840
Vulcan Materials	32,800	2,765,040

		3,934,880

Containers & Packaging–0.57%
Ball	46,300	3,270,632

		3,270,632

Diversified Consumer Services–0.14%
Sotheby’s	19,600	828,296

		828,296

Diversified Financial Services–2.31%
CBOE Holdings	45,700	2,623,409
†FNFV Group	18,864	265,982
Intercontinental Exchange	13,400	3,125,818
McGraw-Hill Financial	29,800	3,081,320
Moody’s	26,500	2,750,700
MSCI Class A	23,500	1,440,785

		13,288,014

Electrical Equipment–1.68%
AMETEK	32,625	1,714,117
†Generac Holdings	20,700	1,007,883
Hubbell Class B	19,900	2,181,438
†Sensata Technologies Holding	83,200	4,779,840

		9,683,278

Electronic Equipment, Instruments & Components–1.65%
Amphenol Class A	52,200	3,076,146
†Cognex	29,000	1,438,110
FEI	14,500	1,106,930
†IPG Photonics	17,100	1,585,170
†Keysight Technologies	23,150	860,023
†Trimble Navigation	57,800	1,456,560

		9,522,939

Energy Equipment & Services–0.55%
†Cameron International	17,400	785,088
Core Laboratories	5,800	606,042
Frank’s International	43,000	804,100
Oceaneering International	17,600	949,168

		3,144,398

Food & Staples Retailing–1.44%
†Fresh Market	24,700	1,003,808
PriceSmart	10,400	883,792
†Rite Aid	320,400	2,784,276
†Sprouts Farmers Market	56,900	2,004,587

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food & Staples Retailing (continued)
Whole Foods Market	31,500	$1,640,520

		8,316,983

Food Products–2.37%
Flowers Foods	90,950	2,068,203
†Hain Celestial Group	18,000	1,152,900
Hershey	19,500	1,967,745
Keurig Green Mountain	9,400	1,050,262
McCormick	37,900	2,922,469
Mead Johnson Nutrition	30,800	3,096,324
Smucker (J.M.)	11,900	1,377,187

		13,635,090

Health Care Equipment & Supplies–2.62%
†Align Technology	25,400	1,366,139
DENTSPLY International	20,200	1,027,978
†IDEXX Laboratories	18,300	2,826,984
†Intuitive Surgical	6,600	3,333,198
†Sirona Dental Systems	22,300	2,006,777
Teleflex	17,300	2,090,359
†Thoratec	32,200	1,348,858
West Pharmaceutical Services	18,000	1,083,780

		15,084,073

Health Care Providers & Services–3.66%
AmerisourceBergen	38,100	4,330,827
†Catamaran	20,490	1,219,975
Cigna	11,200	1,449,728
†DaVita HealthCare Partners	23,400	1,901,952
†Envision Healthcare Holdings	37,700	1,445,795
†Henry Schein	16,300	2,275,806
Humana	14,300	2,545,686
†MEDNAX	27,300	1,979,523
†Team Health Holdings	19,600	1,146,796
Universal Health Services Class B	11,300	1,330,123
†WellCare Health Plans	15,500	1,417,630

		21,043,841

Health Care Technology–0.92%
†athenahealth	6,100	728,279
†Cerner	26,900	1,970,694
†Medidata Solutions	18,400	902,336
†Veeva Systems Class A	65,300	1,667,109

		5,268,418

Hotels, Restaurants & Leisure–4.09%
Bloomin’ Brands	58,400	1,420,872
Brinker International	29,100	1,791,396
†Chipotle Mexican Grill	5,000	3,252,700
Choice Hotels International	30,900	1,979,763
Extended Stay America	43,100	841,743
Marriott International Class A	33,657	2,703,330
†MGM Resorts International	93,600	1,968,408

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Norwegian Cruise Line Holdings	8,400	$453,684
†Panera Bread Class A	7,000	1,119,965
Papa John’s International	22,700	1,403,087
Royal Caribbean Cruises	14,800	1,211,380
Starwood Hotels & Resorts Worldwide	35,900	2,997,650
Wynn Resorts	19,200	2,416,896

		23,560,874

Household Durables–0.59%
Newell Rubbermaid	43,100	1,683,917
†Toll Brothers	43,900	1,727,026

		3,410,943

Household Products–0.61%
Church & Dwight	26,200	2,238,004
Clorox	11,600	1,280,524

		3,518,528

Industrial Conglomerates–0.69%
Roper Industries	23,200	3,990,400

		3,990,400

Insurance–0.98%
FNF Group	79,000	2,904,040
HCC Insurance Holdings	18,000	1,020,060
Progressive	63,000	1,713,600

		5,637,700

Internet & Catalog Retail–2.33%
†Ctrip.com International ADR	21,200	1,242,744
†HomeAway	29,600	893,032
†Liberty Interactive Class A	48,600	1,418,634
†Liberty Ventures Class A	6,909	290,247
†Netflix	10,400	4,333,576
†TripAdvisor	12,700	1,056,259
†Vipshop Holdings ADR	89,800	2,643,712
†Wayfair Class A	29,330	942,080
†zulily Class A	45,700	593,643

		13,413,927

Internet Software & Services–4.10%
†Akamai Technologies	27,500	1,953,737
†CoStar Group	11,500	2,275,045
†Coupons.com	57,566	675,825
†Dealertrack Technologies	21,800	839,736
†@=Dropbox	7,607	145,303
†@=Dropbox Class A	27,601	527,212
Equinix	8,291	1,930,559
†LendingClub	22,900	449,985
†LinkedIn Class A	17,000	4,247,620
MercadoLibre	10,900	1,335,468
†Pandora Media	40,100	650,021
†Rackspace Hosting	29,600	1,527,064
†Twitter	77,000	3,856,160

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†VeriSign	47,700	$3,194,469

		23,608,204

IT Services–4.35%
†Alliance Data Systems	5,500	1,629,375
†CoreLogic	69,100	2,437,157
†EPAM Systems	18,600	1,139,994
Fidelity National Information Services	62,200	4,233,332
†Fiserv	43,000	3,414,200
†@=Flipkart Limited Series G	5,529	662,153
†Gartner	37,600	3,152,760
†Genpact	37,200	864,900
Global Payments	22,900	2,099,472
Paychex	22,200	1,101,453
†Vantiv Class A	83,200	3,136,640
†WEX	10,900	1,170,224

		25,041,660

Leisure Products–0.59%
Mattel	43,500	993,975
Polaris Industries	17,000	2,398,700

		3,392,675

Life Sciences Tools & Services–1.28%
Agilent Technologies	61,400	2,551,170
†Bruker	47,400	875,478
†Mettler-Toledo International	8,600	2,826,390
†Quintiles Transnational Holdings	17,000	1,138,490

		7,391,528

Machinery–5.17%
CLARCOR	14,200	938,052
†Colfax	33,500	1,598,955
Donaldson	56,400	2,126,844
Flowserve	45,900	2,592,891
Graco	32,900	2,374,064
IDEX	18,625	1,412,334
†Middleby	11,400	1,170,210
Nordson	13,800	1,081,092
PACCAR	24,900	1,572,186
Pall	30,800	3,092,012
†Rexnord	66,500	1,774,885
Snap-on	13,900	2,044,134
Terex	36,900	981,171
Valmont Industries	9,300	1,142,784
†WABCO Holdings	12,100	1,486,848
Wabtec	28,700	2,726,787
Xylem	47,600	1,666,952

		29,782,201

Media–1.23%
†Charter Communications Class A	9,100	1,757,301
†Discovery Communications Class C	36,800	1,084,680

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Interpublic Group	80,600	$1,782,872
†Markit	52,700	1,417,630
Omnicom Group	13,600	1,060,528

		7,103,011

Metals & Mining–0.75%
Carpenter Technology	16,800	653,184
Compass Minerals International	12,100	1,127,841
Eldorado Gold	125,100	574,209
Silver Wheaton	52,900	1,006,158
†Stillwater Mining	73,700	952,204

		4,313,596

Multiline Retail–1.30%
†Burlington Stores	19,200	1,140,864
Dollar General	40,900	3,083,042
†Dollar Tree	40,400	3,278,258

		7,502,164

Multi-Utilities–0.31%
NiSource	40,600	1,792,896

		1,792,896

Oil, Gas & Consumable Fuels–3.66%
†Antero Resources	15,000	529,800
Cabot Oil & Gas	40,400	1,193,012
Cimarex Energy	14,700	1,691,823
†Concho Resources	19,800	2,295,216
†Continental Resources	16,000	698,720
†Diamondback Energy	27,800	2,136,152
EQT	40,800	3,381,096
Pioneer Natural Resources	15,100	2,469,001
Range Resources	62,400	3,247,296
†Rice Energy	35,500	772,480
SM Energy	14,500	749,360
Tesoro	15,100	1,378,479
†WPX Energy	46,400	507,152

		21,049,587

Pharmaceuticals–2.47%
†Akorn	28,100	1,335,031
†Catalent	118,962	3,705,666
†Endo International	35,000	3,139,500
†Jazz Pharmaceuticals	9,100	1,572,389
†Pacira Pharmaceuticals	12,200	1,083,970
Zoetis	73,000	3,379,170

		14,215,726

Professional Services–3.29%
Corporate Executive Board	13,700	1,094,082
Equifax	32,000	2,976,000
†IHS Class A	30,900	3,515,184
ManpowerGroup	26,100	2,248,515
Nielsen	32,400	1,444,068

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
Robert Half International	27,300	$1,652,196
Towers Watson Class A	8,800	1,163,228
†Verisk Analytics Class A	55,300	3,948,420
†@=Wework	5,617	93,530
†@=Wework Series D1	27,915	464,817
†@=Wework Series D2	21,933	365,210

		18,965,250

Real Estate Investment Trusts–1.12%
Crown Castle International	63,500	5,241,290
Federal Realty Investment Trust	8,000	1,177,680

		6,418,970

Real Estate Management & Development–0.59%
Jones Lang LaSalle	12,200	2,078,880
†Zillow Group	13,300	1,333,990

		3,412,870

Road & Rail–1.40%
†Genesee & Wyoming	16,300	1,571,972
†Hertz Global Holdings	31,900	691,592
Hunt (J.B.) Transport Services	27,100	2,314,205
Kansas City Southern	23,900	2,439,712
Landstar System	16,100	1,067,430

		8,084,911

Semiconductors & Semiconductor Equipment–3.03%
Altera	100,700	4,321,037
ARM Holdings ADR	61,600	3,036,880
KLA-Tencor	27,400	1,597,146
Linear Technology	42,200	1,974,960
Microchip Technology	28,600	1,398,540
Skyworks Solutions	31,700	3,115,793
Xilinx	47,100	1,992,330

		17,436,686

Software–5.09%
†ANSYS	12,800	1,128,832
†@=Atlassian Class A	20,989	335,824
†@=Atlassian Series 1	6,969	111,504
†@=Atlassian Series 2	18,662	298,592
†@=Atlassian Series A	13,800	220,800
†Autodesk	18,300	1,073,112
†Check Point Software Technologies	13,400	1,098,398
FactSet Research Systems	7,750	1,233,800
†Fortinet	32,900	1,149,855
†Guidewire Software	32,700	1,720,347
†Inovalon Holdings Class A	6,400	193,344
Intuit	33,900	3,286,944
†Mobileye	38,600	1,622,358
†NetSuite	20,500	1,901,580
†Red Hat	61,100	4,628,325
†ServiceNow	47,300	3,726,294

LVIPT. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Solera Holdings	18,600	$960,876
†Splunk	20,300	1,201,760
†Tableau Software Class A	15,000	1,387,800
†Workday Class A	23,605	1,992,498

		29,272,843

Specialty Retail–6.83%
†AutoZone	7,700	5,252,632
†CarMax	82,100	5,665,721
Dick’s Sporting Goods	24,400	1,390,556
†Five Below	37,400	1,330,318
L Brands	36,700	3,460,443
†Lumber Liquidators Holdings	10,800	332,424
†Michaels	60,600	1,639,836
†O’Reilly Automotive	18,400	3,978,816
†Restoration Hardware Holdings	15,400	1,527,526
Ross Stores	47,000	4,951,920
Tiffany	33,000	2,904,330
Tractor Supply	40,900	3,478,954
†Ulta Salon Cosmetics & Fragrance	9,600	1,448,160
Williams-Sonoma	24,600	1,960,866

		39,322,502

Technology Hardware, Storage & Peripherals–0.44%
SanDisk	29,100	1,851,342
†Stratasys	12,900	680,862

		2,532,204

Textiles, Apparel & Luxury Goods–2.18%
Coach	28,600	1,184,898
†Fossil Group	13,300	1,096,585
Hanesbrands	170,300	5,706,753
†Kate Spade	58,700	1,959,993
†lululemon athletica	21,500	1,376,430
Wolverine World Wide	37,100	1,240,995

		12,565,654

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.75%
Fastenal	34,100	$1,412,933
Grainger (W.W.)	12,400	2,924,044

		4,336,977

Wireless Telecommunication Services–1.19%
†SBA Communications Class A	46,700	5,468,570
†T-Mobile US	42,700	1,353,163

		6,821,733

Total Common Stock (Cost $361,613,863)		572,850,001

PREFERRED STOCK–0.32%
†@=Airbnb	18,795	765,201
†@=Dropbox Series A	9,449	180,487
†@=Dropbox Series A-1	46,402	886,334

Total Preferred Stock (Cost $1,270,602)		1,832,022

MONEY MARKET FUND–0.36%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,048,487	2,048,487

Total Money Market Fund (Cost $2,048,487)		2,048,487

TOTAL VALUE OF SECURITIES–100.18% (Cost $364,932,952)	576,730,510
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(1,033,404)

NET ASSETS APPLICABLE TO 24,693,988 SHARES OUTSTANDING–100.00%	$575,697,106

†	Non-income producing for the period.

@	Illiquid security. At March 31, 2015, the aggregate value of illiquid securities was $5,056,967, which represents 0.88% of the Fund’s net assets.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $5,056,967, which represents 0.88% of the Fund’s net assets.

ADR–American Depositary Receipt

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 3	Total
Common Stock
Aerospace & Defense	$7,157,489	$—	$7,157,489
Air Freight & Logistics	2,742,792	—	2,742,792
Airlines	13,728,458	—	13,728,458
Auto Components	5,108,004	—	5,108,004
Automobiles	3,148,948	—	3,148,948
Banks	3,426,166	—	3,426,166
Beverages	3,982,004	—	3,982,004
Biotechnology	25,985,274	—	25,985,274
Building Products	3,385,719	—	3,385,719
Capital Markets	13,789,206	—	13,789,206
Chemicals	22,837,794	—	22,837,794
Commercial Services & Supplies	6,717,398	—	6,717,398
Communications Equipment	4,074,282	—	4,074,282
Construction & Engineering	1,849,405	—	1,849,405
Construction Materials	3,934,880	—	3,934,880
Containers & Packaging	3,270,632	—	3,270,632
Diversified Consumer Services	828,296	—	828,296
Diversified Financial Services	13,288,014	—	13,288,014
Electrical Equipment	9,683,278	—	9,683,278
Electronic Equipment, Instruments & Components	9,522,939	—	9,522,939
Energy Equipment & Services	3,144,398	—	3,144,398
Food & Staples Retailing	8,316,983	—	8,316,983
Food Products	13,635,090	—	13,635,090
Health Care Equipment & Supplies	15,084,073	—	15,084,073
Health Care Providers & Services	21,043,841	—	21,043,841
Health Care Technology	5,268,418	—	5,268,418
Hotels, Restaurants & Leisure	23,560,874	—	23,560,874
Household Durables	3,410,943	—	3,410,943
Household Products	3,518,528	—	3,518,528
Industrial Conglomerates	3,990,400	—	3,990,400
Insurance	5,637,700	—	5,637,700
Internet & Catalog Retail	13,413,927	—	13,413,927
Internet Software & Services	22,935,689	672,515	23,608,204
IT Services	24,379,507	662,153	25,041,660
Leisure Products	3,392,675	—	3,392,675
Life Sciences Tools & Services	7,391,528	—	7,391,528
Machinery	29,782,201	—	29,782,201
Media	7,103,011	—	7,103,011
Metals & Mining	4,313,596	—	4,313,596
Multiline Retail	7,502,164	—	7,502,164
Multi-Utilities	1,792,896	—	1,792,896
Oil, Gas & Consumable Fuels	21,049,587	—	21,049,587
Pharmaceuticals	14,215,726	—	14,215,726
Professional Services	18,041,693	923,557	18,965,250
Real Estate Investment Trusts	6,418,970	—	6,418,970
Real Estate Management & Development	3,412,870	—	3,412,870
Road & Rail	8,084,911	—	8,084,911
Semiconductors & Semiconductor Equipment	17,436,686	—	17,436,686
Software	28,306,123	966,720	29,272,843
Specialty Retail	39,322,502	—	39,322,502
Technology Hardware, Storage & Peripherals	2,532,204	—	2,532,204
Textiles, Apparel & Luxury Goods	12,565,654	—	12,565,654
Trading Companies & Distributors	4,336,977	—	4,336,977
Wireless Telecommunication Services	6,821,733	—	6,821,733

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Level 1	Level 3	Total
Preferred Stock	$—	$1,832,022	$1,832,022
Money Market Fund	2,048,487	—	2,048,487

Total	$571,673,543	$5,056,967	$576,730,510

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers betwween Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–7

LVIP Templeton Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–90.45%
Brazil–0.06%
Petroleo Brasileiro ADR	77,178	$470,014

		470,014

Canada–0.51%
Talisman Energy	532,660	4,083,313

		4,083,313

France–7.53%
AXA	294,106	7,403,784
BNP Paribas	179,550	10,926,936
Cie de Saint-Gobain	154,240	6,773,523
Cie Generale des Etablissements Michelin	65,780	6,542,706
Credit Agricole	440,310	6,471,541
Sanofi	92,166	9,103,920
Technip	70,330	4,254,898
TOTAL	170,520	8,477,616

		59,954,924

Germany–6.41%
Bayer	64,570	9,662,495
Deutsche Boerse	68,110	5,559,420
Deutsche Lufthansa	347,430	4,865,855
HeidelbergCement	75,270	5,953,633
Infineon Technologies ADR	411,748	4,934,800
Merck	63,760	7,137,208
METRO	111,350	3,774,336
Muenchener Rueckversicherungs	11,130	2,392,084
†QIAGEN	88,954	2,232,663
Siemens ADR	41,850	4,528,170

		51,040,664

■Hong Kong–6.25%
AIA Group	839,800	5,272,672
China Life Insurance	2,135,000	9,384,942
China Shenhua Energy	1,105,000	2,818,523
China Telecom	12,606,000	8,059,167
=CSR	2,984,500	3,942,043
Kunlun Energy	2,812,000	2,731,177
†Michael Kors Holdings	111,590	7,337,043
Noble Group	4,335,000	2,903,638
Sinopharm Group	1,051,600	4,281,966
Weichai Power	782,000	3,015,018

		49,746,189

Ireland–1.03%
CRH	314,119	8,216,631

		8,216,631

Israel–1.55%
Teva Pharmaceutical Industries ADR	198,275	12,352,533

		12,352,533

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy–1.96%
Eni	343,275	$5,942,558
†Saipem	231,077	2,350,949
UniCredit	1,079,701	7,323,129

		15,616,636

Japan–4.66%
ITOCHU	205,980	2,228,719
Konica Minolta Holdings	499,900	5,065,312
Nissan Motor	955,400	9,715,326
Suntory Beverage & Food	197,000	8,433,961
Toshiba	910,000	3,812,322
Toyota Motor ADR	55,741	7,797,608

		37,053,248

Netherlands–3.53%
Akzo Nobel	116,350	8,798,815
†ING Groep CVA	502,212	7,357,758
†NN Group	103,200	2,926,241
Royal Dutch Shell Class A	38,050	1,131,458
Royal Dutch Shell Class B	106,430	3,315,217
TNT Express	714,790	4,541,049

		28,070,538

Norway–0.90%
Telenor	356,310	7,191,366

		7,191,366

Portugal–0.45%
Galp Energia	329,170	3,560,410

		3,560,410

Republic of Korea–3.13%
Hyundai Mobis	15,430	3,419,434
KB Financial Group	35,093	1,239,322
POSCO ADR	83,745	4,577,502
Samsung Electronics	12,084	15,677,316

		24,913,574

Russia–0.39%
MMC Norilsk Nickel OJSC ADR	171,593	3,058,736

		3,058,736

Singapore–1.03%
DBS Group Holdings	267,105	3,960,450
Singapore Telecommunications	1,331,860	4,249,862

		8,210,312

Spain–0.79%
Telefonica	440,654	6,271,456

		6,271,456

Sweden–0.54%
Getinge Class B	173,390	4,284,283

		4,284,283

LVIP Templeton Growth RPM Fund–1

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland–4.17%
†ABB	317,230	$6,729,720
ACE	16,150	1,800,563
Credit Suisse Group	312,344	8,403,287
Novartis	27,010	2,665,900
Roche Holding	38,740	10,645,446
Swiss Re	30,470	2,939,074

		33,183,990

Taiwan–0.29%
Taiwan Semiconductor Manufacturing ADR	97,374	2,286,341

		2,286,341

Thailand–0.58%
Bangkok Bank NVDR	810,000	4,587,930

		4,587,930

United Kingdom–12.07%
Aviva	885,400	7,085,514
BAE Systems	641,730	4,972,960
Barclays	1,635,210	5,902,136
BP ADR	232,353	9,087,326
GlaxoSmithKline	370,310	8,524,227
HSBC Holdings	1,002,450	8,578,743
Kingfisher	815,318	4,599,929
†Lloyds Banking Group	4,341,190	5,031,867
Marks & Spencer Group	781,810	6,183,024
Petrofac	341,080	4,801,615
Rexam	363,483	3,115,069
Serco Group	328,970	672,921
Sky PLC	596,340	8,773,051
Standard Chartered	238,220	3,858,251
Tesco	1,839,230	6,565,013
Vodafone Group ADR	254,800	8,326,864

		96,078,510

United States–32.62%
†Actavis	61,650	18,348,273
Allegheny Technologies	211,880	6,358,519
American International Group	159,280	8,726,951
Amgen	82,560	13,197,216
Applied Materials	253,710	5,723,698
Baker Hughes	84,180	5,352,164
Bank of New York Mellon	81,040	3,261,050
Capital One Financial	95,330	7,513,911
Chesapeake Energy	267,710	3,790,774
Chevron	23,190	2,434,486
Cisco Systems	248,480	6,839,412
Citigroup	214,220	11,036,614
Comcast Class A	190,355	10,672,253
CVS Health	77,900	8,040,059
Foot Locker	122,960	7,746,480
General Motors	149,100	5,591,250

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
†Gilead Sciences	113,910	$11,177,988
Halliburton	176,060	7,725,513
†Isis Pharmaceuticals	37,250	2,371,707
JPMorgan Chase	188,310	11,407,820
†Knowles	324,550	6,254,079
Macy’s	141,700	9,197,747
Medtronic	91,920	7,168,841
Merck	96,800	5,564,064
Microsoft	305,130	12,405,060
Morgan Stanley	199,260	7,111,589
†News Class A	354,450	5,674,745
Noble	248,130	3,543,296
Pfizer	245,510	8,541,293
Stanley Black & Decker	63,810	6,084,922
Symantec	67,430	1,575,502
Target	58,120	4,769,908
Twenty-First Century Fox Class A	192,420	6,511,493
United Parcel Service Class B	29,510	2,860,699
Voya Financial	173,520	7,480,447
Walgreens Boots Alliance	88,610	7,503,495

		259,563,318

Total Common Stock (Cost $612,957,552)		719,794,916

ΔRIGHTS–0.03%
Spain–0.01%
†Telefonica, exercise price EUR 10.84,expiration date 4/12/15	440,654	71,085

		71,085

United Kingdom–0.02%
†Serco Group, exercise price GBP 1.01, expiration date 04/16/15	328,970	200,071

		200,071

Total Rights (Cost $434,775)		271,156

MONEY MARKET FUND–8.72%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	69,349,668	69,349,668

Total Money Market Fund (Cost $69,349,668)		69,349,668

LVIP Templeton Growth RPM Fund–2

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.20% (Cost $682,741,995)	$789,415,740
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.80%	6,344,881

NET ASSETS APPLICABLE TO 24,006,679 SHARES OUTSTANDING–100.00%	$795,760,621

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $4,727,347 cash pledged as collateral and $712,390 foreign currencies due to broker for futures contracts as of March 31, 2015.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At March 31, 2015, the aggregate value of fair valued securities was $3,942,043, which represents 0.50% of the Fund’s net assets.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2015:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNYM	GBP	(10,091)	USD	14,910	4/1/15	$(58)
BNYM	THB	149,297,881	USD	(4,592,721)	4/3/15	(6,895)

						$(6,953)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(91)	British Pound Currency	$(8,474,536)	$(8,438,544)	6/18/15	$35,992
(186)	E-mini S&P 500 Index	(19,038,935)	(19,165,440)	6/22/15	(126,505)
(103)	Euro Currency	(14,023,817)	(13,845,775)	6/18/15	178,042
(359)	Euro STOXX 50 Index	(13,898,497)	(14,018,802)	6/22/15	(120,305)
(83)	FTSE 100 Index	(8,358,154)	(8,282,151)	6/22/15	76,003
(96)	Japanese Yen Currency	(10,096,512)	(10,015,200)	6/18/15	81,312
(62)	Nikkei 225 Index (OSE)	(9,980,266)	(9,928,890)	6/12/15	51,376

		$(83,870,717)			$175,915

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

ADR–American Depositary Receipt

BNYM–Bank of New York Mellon

EUR–Euro

GBP–British Pound Sterling

NVDR–Non-Voting Depositary Receipt

OSE–Osaka Securities Exchange

THB–Thailand Baht

USD–United States Dollar

LVIP Templeton Growth RPM Fund–3

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$470,014	$—	$—	$470,014
Canada	4,083,313	—	—	4,083,313
France	—	59,954,924	—	59,954,924
Germany	9,462,970	41,577,694	—	51,040,664
Hong Kong	7,337,043	38,467,103	3,942,043	49,746,189
Ireland	—	8,216,631	—	8,216,631
Israel	12,352,533	—	—	12,352,533
Italy	—	15,616,636	—	15,616,636
Japan	7,797,608	29,255,640	—	37,053,248
Netherlands	—	28,070,538	—	28,070,538
Norway	—	7,191,366	—	7,191,366
Portugal	—	3,560,410	—	3,560,410
Republic of Korea	4,577,502	20,336,072	—	24,913,574
Russia	—	3,058,736	—	3,058,736
Singapore	—	8,210,312	—	8,210,312
Spain	—	6,271,456	—	6,271,456
Sweden	—	4,284,283	—	4,284,283
Switzerland	1,800,563	31,383,427	—	33,183,990
Taiwan	2,286,341	—	—	2,286,341
Thailand	—	4,587,930	—	4,587,930
United Kingdom	18,087,111	77,991,399	—	96,078,510
United States	259,563,318	—	—	259,563,318
Rights	271,156	—	—	271,156
Money Market Fund	69,349,668	—	—	69,349,668

Total	$397,439,140	$388,034,557	$3,942,043	$789,415,740

Foreign Currency Exchange Contracts	$—	$(6,953)	$—	$(6,953)

Futures Contracts	$175,915	$—	$—	$175,915

As a result of utilizing international fair value pricing at March 31, 2015 a majority of the Fund’s common stock investments were categorized as Level 2.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP Templeton Growth Managed Volatility Fund.

LVIP Templeton Growth RPM Fund–4

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.10%
Airlines–1.32%
†Spirit Airlines	98,400	$7,612,224

		7,612,224

Auto Components–1.08%
BorgWarner	103,300	6,247,584

		6,247,584

Banks–0.55%
†Signature Bank	24,500	3,174,710

		3,174,710

Biotechnology–7.25%
Amgen	18,900	3,021,165
†Celgene	102,900	11,862,312
†Gilead Sciences	122,900	12,060,177
†Regeneron Pharmaceuticals	19,000	8,578,120
†Vertex Pharmaceuticals	54,000	6,370,380

		41,892,154

Capital Markets–1.27%
†Affiliated Managers Group	34,200	7,345,476

		7,345,476

Chemicals–3.47%
Ecolab	92,800	10,614,464
Sherwin-Williams	33,200	9,445,400

		20,059,864

Communications Equipment–0.92%
Cisco Systems	192,600	5,301,315

		5,301,315

Consumer Finance–0.26%
†Synchrony Financial	50,300	1,526,605

		1,526,605

Diversified Financial Services–2.56%
Intercontinental Exchange	38,200	8,910,914
McGraw-Hill Financial	56,730	5,865,882

		14,776,796

Electrical Equipment–1.26%
AMETEK	138,900	7,297,806

		7,297,806

Energy Equipment & Services–0.95%
Schlumberger	66,000	5,507,040

		5,507,040

Food Products–1.40%
†Hain Celestial Group	126,000	8,070,300

		8,070,300

Health Care Equipment & Supplies–2.88%
†Intuitive Surgical	15,090	7,620,903

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings	76,600	$9,002,032

		16,622,935

Health Care Providers & Services–2.55%
†Catamaran	59,900	3,566,446
†Express Scripts Holding	128,500	11,149,945

		14,716,391

Hotels, Restaurants & Leisure–4.76%
Las Vegas Sands	213,500	11,751,040
Starbucks	166,400	15,758,080

		27,509,120

Industrial Conglomerates–1.45%
Danaher	98,600	8,371,140

		8,371,140

Internet & Catalog Retail–5.04%
†Amazon.com	44,800	16,670,080
†Priceline Group	10,680	12,433,122

		29,103,202

Internet Software & Services–11.10%
†Facebook Class A	279,570	22,984,848
†Google Class A	30,000	16,641,000
†Google Class C	17,400	9,535,200
†LinkedIn Class A	31,900	7,970,534
†Yelp	147,300	6,974,655

		64,106,237

IT Services–4.10%
MasterCard Class A	97,800	8,448,942
Visa Class A	232,800	15,227,448

		23,676,390

Life Sciences Tools & Services–1.90%
Thermo Fisher Scientific	81,900	11,002,446

		11,002,446

Machinery–1.36%
Cummins	56,500	7,833,160

		7,833,160

Media–2.34%
Comcast Class A	98,500	5,562,295
Viacom Class B	116,100	7,929,630

		13,491,925

Personal Products–1.76%
Estee Lauder Class A	122,000	10,145,520

		10,145,520

Pharmaceuticals–2.03%
†Actavis	23,200	6,904,784

LVIP UBS Large Cap Growth RPM Fund––1

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Catalent	155,700	$4,850,055

		11,754,839

Real Estate Investment Trusts–0.46%
Crown Castle International	31,900	2,633,026

		2,633,026

Road & Rail–1.39%
Canadian Pacific Railway	44,100	8,057,070

		8,057,070

Semiconductors & Semiconductor Equipment–1.71%
Altera	230,000	9,869,300

		9,869,300

Software–6.21%
†salesforce.com	238,600	15,940,866
†ServiceNow	117,800	9,280,284
†VMware Class A	86,100	7,061,061
†Workday Class A	42,800	3,612,748

		35,894,959

Specialty Retail–5.52%
Home Depot	159,400	18,109,434
TJX	196,520	13,766,226

		31,875,660

Technology Hardware, Storage & Peripherals–6.86%
Apple	318,300	39,606,069

		39,606,069

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–5.39%
†Michael Kors Holdings	116,400	$7,653,300
NIKE Class B	175,100	17,567,783
Ralph Lauren	44,800	5,891,200

		31,112,283

Trading Companies & Distributors–2.00%
†United Rentals	126,600	11,540,856

		11,540,856

Total Common Stock (Cost $405,791,862)		537,734,402

EXCHANGE-TRADED FUND–1.04%
iShares Russell 1000 Growth Index Fund	60,745	6,008,895

Total Exchange-Traded Fund (Cost $5,578,898)		6,008,895

MONEY MARKET FUND–4.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	27,387,555	27,387,555

Total Money Market Fund (Cost $27,387,555)		27,387,555

TOTAL VALUE OF SECURITIES–98.88% (Cost $438,758,315)	571,130,852
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.12%	6,486,496

NET ASSETS APPLICABLE TO 18,415,196 SHARES OUTSTANDING–100.00%	$577,617,348

†	Non-income producing for the period.

«	Includes $6,021,624 cash pledged as collateral for futures contracts as of March 31, 2015.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(920) E-mini S&P 500 Index	$(93,687,976)	$(94,796,800)	6/22/15	$(1,108,824)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP UBS Large Cap Growth RPM Fund––2

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Common Stock	$537,734,402
Exchange-Traded Fund	6,008,895
Money Market Fund	27,387,555

Total	$571,130,852

Futures Contracts	$(1,108,824)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP UBS Large Cap Growth Managed Volatility Fund.

LVIP UBS Large Cap Growth RPM Fund—3

LVIP VIP Contrafund® RPM Portfolio

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.53%
Equity Fund–93.41%
XFidelity® - VIP Contrafund® Portfolio	9,435,758	$331,761,261

		331,761,261

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	21,741,024	$21,741,024

		21,741,024

Total Investment Companies (Cost $349,029,877)		353,502,285

TOTAL VALUE OF SECURITIES–99.53% (Cost $349,029,877)	353,502,285
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.47%	1,665,368

NET ASSETS APPLICABLE TO 29,867,709 SHARES OUTSTANDING–100.00%	$355,167,653

«	Includes $2,584,197 cash pledged as collateral for futures contracts as of March 31, 2015.

X	Initial Class.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(143) E-mini S&P 500 Index	$(14,637,461)	$(14,734,720)	6/22/15	$(97,259)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$353,502,285

Futures Contracts	$(97,259)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP VIP Contrafund® Managed Volatility Portfolio.

LVIP VIP Contrafund® RPM Portfolio–1

LVIP VIP Mid Cap RPM Portfolio

Schedule of Investments (unaudited)

March 31, 2015

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.76%
Equity Fund–92.49%
XFidelity® Variable Life Insurance Products–Fidelity VIP Mid Cap Portfolio	723,092	$25,366,081

		25,366,081

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–8.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,269,020	$2,269,020

		2,269,020

Total Investment Companies (Cost $28,178,802)		27,635,101

TOTAL VALUE OF SECURITIES–100.76% (Cost $28,178,802)	27,635,101
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.76%)	(207,284)

NET ASSETS APPLICABLE TO 2,566,728 SHARES OUTSTANDING–100.00%.	$27,427,817

« Includes $70,255 cash pledged as collateral for futures contracts as of March 31, 2015.

X Initial Class.

The following futures contracts were outstanding at March 31, 2015:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11) E-mini S&P 500 Index	$(1,121,925)	$(1,133,440)	6/22/15	$(11,515)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2015:

Level 1
Investment Companies	$27,635,101

Futures Contracts	$(11,515)

There were no Level 3 investments at the beginning or end of the period.

During the period ended March 31, 2015, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent annual report.

Effective May 1, 2015, the Fund’s name changed to LVIP VIP Mid Cap Managed Volatility Portfolio.

LVIP VIP Mid Cap RPM Portfolio–1

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date May 18, 2015

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date May 18, 2015

*	Print the name and title of each signing officer under his or her signature.